As filed with the Securities and Exchange Commission on July 2, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq. 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:    October 31

Date of reporting period:  November 1, 2020 – April 30, 2021

Item 1:	Report(s) to Shareholders.

(a)	The Semi-Annual Report is attached.
(b)	Not applicable.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2021

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2021

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Fund(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all shareholders. We believe this to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in November 2020 with markets bracing for a potentially contested U.S. presidential election; however, within a week’s time Joe Biden was declared the President-Elect and Pfizer announced highly successful Phase III clinical trial results on its COVID-19 vaccine. Along with continuing accommodative monetary policy from the Federal Reserve (“Fed”), the S&P 500® Index closed out the year exceeding its pre-pandemic high water mark. The tech-heavy NASDAQ Composite Index also finished the year strong with better than 90% price appreciation from its March 2020 lows fueled in large part by “stay at home” technology stocks benefitting from the global quarantine.

The period experienced a strong rotation from growth to value stocks driven in large part by expectations of a rising economic tide, higher-long term interest rates and a steepening yield curve, as well as prospective changes in consumer behavior driven by a re-opening of the economy, which is potentially more advantageous to the value universe.

Credit markets also continued their recovery as the Fed provided strong support in the form of lower rates and large-scale open market activity. As the economy continued to rebound, fundamentals further improved from the period, and credit spreads narrowed materially and closed out the period basically in line with pre-COVID levels.

Perhaps of greatest significance was the successful development, approval and distribution of three separate vaccines allowing for widespread vaccination against the COVID-19 virus. Although virus case numbers spiked to record levels by late January 2021, national distribution efforts helped to advance the goal of mass vaccination, and by the end of April virus case trends had declined materially. This spurred investor and consumer confidence, new rounds of business re-openings and upgrades of economic forecasts for the year ahead. As a result, long-term interest rates moved higher in expectation of a further improving economy, and by the end of April fears of inflation, previously benign for most of the preceding decade, were once again on the radars of investors.

For the six-month period ended April 30, 2021, the S&P 500® Index returned 28.85%, while the MSCI EAFE Index, representing international developed market equities, returned 28.84%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.52%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

NASDAQ Composite Index: The Nasdaq Composite Index is a stock market index that consists of the stocks that are listed on the Nasdaq stock exchange.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Fund’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results.

Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2020, and held for the entire six-month period until April 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,111.00	$2.41	$1,022.50	$2.31	0.46%
Class C	1,000.00	1,106.90	6.48	1,018.60	6.21	1.24
Class I	1,000.00	1,112.60	0.84	1,024.00	0.80	0.16
Class R	1,000.00	1,110.00	3.82	1,021.20	3.66	0.73

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	1,308.90	2.75	1,022.40	2.41	0.48
Class C	1,000.00	1,303.70	7.31	1,018.40	6.41	1.28
Class I	1,000.00	1,311.20	0.86	1,024.10	0.75	0.15
Class R	1,000.00	1,307.10	4.18	1,021.20	3.66	0.73

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	1,223.80	2.54	1,022.50	2.31	0.46
Class C	1,000.00	1,219.10	6.88	1,018.60	6.26	1.25
Class I	1,000.00	1,224.80	0.77	1,024.10	0.70	0.14
Class R	1,000.00	1,221.50	4.13	1,021.10	3.76	0.75

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	1,158.70	2.36	1,022.60	2.21	0.44
Class C	1,000.00	1,154.50	6.57	1,018.70	6.16	1.23
Class I	1,000.00	1,159.40	0.70	1,024.10	0.65	0.13
Class R	1,000.00	1,157.00	3.74	1,021.30	3.51	0.70

Transamerica Funds	Semi-Annual Report 2021

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation Intermediate Horizon
Class R	$1,000.00	$1,170.40	$3.23	$1,021.80	$3.01	0.60%
Class R4	1,000.00	1,171.90	1.88	1,023.10	1.76	0.35

Transamerica Asset Allocation Long Horizon
Class R	1,000.00	1,299.10	3.42	1,021.80	3.01	0.60
Class R4	1,000.00	1,301.40	2.00	1,023.10	1.76	0.35

Transamerica Asset Allocation Short Horizon
Class R	1,000.00	1,040.10	3.03	1,021.80	3.01	0.60
Class R4	1,000.00	1,041.40	1.77	1,023.10	1.76	0.35

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition

At April 30, 2021

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	22.6
International Equity Funds	13.2
International Fixed Income Funds	5.9
U.S. Alternative Fund	1.1
U.S. Mixed Allocation Fund	1.1
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	1.6
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	61.0%
International Equity Funds	32.3
U.S. Mixed Allocation Fund	3.9
U.S. Alternative Fund	1.3
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	1.5
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	44.4%
International Equity Funds	25.6
U.S. Fixed Income Funds	21.1
International Fixed Income Funds	4.1
U.S. Mixed Allocation Fund	2.9
U.S. Alternative Fund	1.0
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	0.9
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	39.8%
U.S. Equity Funds	31.3
International Equity Funds	18.5
International Fixed Income Funds	5.5
U.S. Mixed Allocation Fund	2.4
U.S. Alternative Fund	1.0
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	1.5
Total	100.0%

Transamerica Asset Allocation Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.7%
U.S. Equity Funds	41.1
International Equity Fund	12.9
Money Market Fund	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	68.0%
International Equity Fund	22.8
U.S. Fixed Income Funds	9.1
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.7
International Equity Fund	2.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	$ 3,661

International Equity Funds - 13.2%
Transamerica Emerging Markets Opportunities (C)	1,256,503	15,580,633
Transamerica International Equity (C)	1,512,240	31,953,628
Transamerica International Growth (C)	2,761,579	27,063,474
Transamerica International Small Cap Value (C)	312,514	4,993,978
Transamerica International Stock (C)	1,463,202	16,461,024

		96,052,737

International Fixed Income Funds - 5.9%
Transamerica Emerging Markets Debt (C)	2,125,265	22,867,855
Transamerica Inflation Opportunities (C)	1,804,473	20,011,606

		42,879,461

U.S. Alternative Fund - 1.1%
Transamerica Event Driven (C)	695,337	7,912,934

U.S. Equity Funds - 22.6%
Transamerica Capital Growth (C)	1,301,782	29,537,440
Transamerica Large Cap Value (C)	3,751,583	48,920,648
Transamerica Mid Cap Growth (C)	162,609	2,352,952
Transamerica Mid Cap Value (C)	423,721	5,351,592
Transamerica Mid Cap Value Opportunities (C)	219,755	3,151,288

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (C)	815,166	$ 7,377,250
Transamerica Small Cap Value (C)	613,036	7,810,077
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	1,529	1,073
Transamerica Sustainable Equity Income (C)	1,873,905	16,415,408
Transamerica US Growth (C)	1,425,781	43,329,491

		164,247,219

U.S. Fixed Income Funds - 54.5%
Transamerica Bond (C)	6,358,189	60,402,792
Transamerica Core Bond (C)	5,638,936	56,445,754
Transamerica High Yield Bond (C)	822,197	7,580,661
Transamerica Intermediate Bond (C)	6,491,935	66,866,933
Transamerica Short-Term Bond (C)	1,844,333	18,830,637
Transamerica Total Return (C)	18,192,969	186,659,864

		396,786,641

U.S. Mixed Allocation Fund - 1.1%
Transamerica MLP & Energy Income (C)	1,237,228	7,707,932

Total Investment Companies (Cost $625,460,439)		715,590,585

Total Investments (Cost $625,460,439)		715,590,585
Net Other Assets (Liabilities) - 1.6%		11,810,089

Net Assets - 100.0%		$ 727,400,674

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	72	06/18/2021	$14,147,454	$15,027,840	$ 880,386	$ —

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$715,585,851	$—	$—	$715,585,851

Total	$715,585,851	$—	$—	$715,585,851

Investment Companies Measured at Net Asset Value (E)				4,734

Total Investments				$715,590,585

Other Financial Instruments
Futures Contracts (G)	$880,386	$—	$—	$880,386

Total Other Financial Instruments	$880,386	$—	$—	$880,386

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2021	Shares as of April 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$59,858,192	$1,122,244	$—	$—	$(577,644)	$60,402,792	6,358,189	$1,051,242	$70,054
Transamerica Capital Growth	31,470,009	3,827,849	(9,000,000)	3,067,146	172,436	29,537,440	1,301,782	—	3,827,849
Transamerica Core Bond	56,702,888	2,916,489	—	—	(3,173,623)	56,445,754	5,638,936	796,426	2,120,063
Transamerica Emerging Markets Debt	21,728,390	289,546	—	—	849,919	22,867,855	2,125,265	289,546	—
Transamerica Emerging Markets Opportunities	14,497,453	100,311	(2,700,000)	491,947	3,190,922	15,580,633	1,256,503	100,311	—
Transamerica Event Driven	7,385,753	547,258	—	—	(20,077)	7,912,934	695,337	242,304	304,954
Transamerica Global Allocation Liquidating Trust	3,797	—	—	—	(136)	3,661	1,340	—	—
Transamerica High Yield Bond	6,943,270	169,508	—	—	467,883	7,580,661	822,197	169,508	—
Transamerica Inflation Opportunities	19,500,257	134,369	—	—	376,980	20,011,606	1,804,473	134,369	—
Transamerica Intermediate Bond	64,237,751	9,779,418	(3,700,000)	(43,562)	(3,406,674)	66,866,933	6,491,935	1,583,995	1,195,423
Transamerica International Equity	28,291,194	442,880	(5,500,000)	584,351	8,135,203	31,953,628	1,512,240	442,880	—
Transamerica International Growth	25,809,852	304,875	(5,500,000)	709,313	5,739,434	27,063,474	2,761,579	304,875	—
Transamerica International Small Cap Value	3,696,800	47,910	—	—	1,249,268	4,993,978	312,514	47,910	—
Transamerica International Stock	14,048,329	222,012	(2,000,000)	239,347	3,951,336	16,461,024	1,463,202	222,012	—
Transamerica Large Cap Value	32,489,680	11,799,555	(8,000,000)	529,795	12,101,618	48,920,648	3,751,583	299,555	—
Transamerica Mid Cap Growth	4,180,343	218,311	(2,700,000)	653,212	1,086	2,352,952	162,609	67,867	150,444
Transamerica Mid Cap Value	3,728,521	732,689	—	—	890,382	5,351,592	423,721	47,943	684,746
Transamerica Mid Cap Value Opportunities	2,201,627	26,172	—	—	923,489	3,151,288	219,755	26,172	—
Transamerica MLP & Energy Income	7,221,272	225,762	(2,000,000)	(84,478)	2,345,376	7,707,932	1,237,228	225,762	—
Transamerica Short-Term Bond	18,519,096	165,277	—	—	146,264	18,830,637	1,844,333	164,423	—
Transamerica Small Cap Growth	3,500,816	2,832,029	—	—	1,044,405	7,377,250	815,166	—	332,029
Transamerica Small Cap Value	3,696,314	2,012,126	—	—	2,101,637	7,810,077	613,036	12,126	—
Transamerica Small Company Growth Liquidating Trust	1,073	—	—	—	—	1,073	1,529	—	—
Transamerica Sustainable Equity Income	33,171,988	366,597	(25,000,000)	(3,947,921)	11,824,744	16,415,408	1,873,905	366,597	—
Transamerica Total Return	183,329,712	15,876,722	—	—	(12,546,570)	186,659,864	18,192,969	7,933,539	3,137,507
Transamerica US Growth	40,443,188	3,685,590	(6,500,000)	2,116,616	3,584,097	43,329,491	1,425,781	80,910	3,604,680

Total	$686,657,565	$57,845,499	$(72,600,000)	$4,315,766	$39,371,755	$715,590,585	63,107,107	$14,610,272	$15,427,749

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$3,661	0.0	%(A)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	1,073	0.0	(A)

Total			$29,075	$4,734	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	$ 2,389

International Equity Funds - 32.3%
Transamerica Emerging Markets Opportunities (C)	5,711,720	70,825,327
Transamerica International Equity (C)	7,226,363	152,693,044
Transamerica International Growth (C)	11,942,236	117,033,913
Transamerica International Small Cap Value (C)	1,671,718	26,714,052
Transamerica International Stock (C)	2,332,379	26,239,268

		393,505,604

U.S. Alternative Fund - 1.3%
Transamerica Event Driven (C)	1,352,080	15,386,673

U.S. Equity Funds - 61.0%
Transamerica Capital Growth (C)	5,767,335	130,860,836
Transamerica Large Cap Value (C)	17,533,750	228,640,100
Transamerica Mid Cap Growth (C)	709,086	10,260,480
Transamerica Mid Cap Value (C)	3,071,371	38,791,417

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (C)	1,004,632	$ 14,406,417
Transamerica Small Cap Growth (C)	1,594,601	14,431,141
Transamerica Small Cap Value (C)	1,173,182	14,946,343
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	5,111	3,587
Transamerica Sustainable Equity Income (C)	8,677,997	76,019,254
Transamerica US Growth (C)	7,037,381	213,866,001

		742,225,576

U.S. Mixed Allocation Fund - 3.9%
Transamerica MLP & Energy Income (C)	7,616,415	47,450,266

Total Investment Companies (Cost $866,128,995)		1,198,570,508

Total Investments (Cost $866,128,995)		1,198,570,508
Net Other Assets (Liabilities) - 1.5%		17,715,005

Net Assets - 100.0%		$ 1,216,285,513

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	125	06/18/2021	$24,519,927	$26,090,000	$1,570,073	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,198,564,532	$—	$—	$1,198,564,532

Total	$1,198,564,532	$—	$—	$1,198,564,532

Investment Companies Measured at Net Asset Value (D)				5,976

Total Investments				$1,198,570,508

Other Financial Instruments
Futures Contracts (G)	$1,570,073	$—	$—	$1,570,073

Total Other Financial Instruments	$1,570,073	$—	$—	$1,570,073

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2021	Shares as of April 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$115,107,712	$15,766,083	$(11,000,000)	$1,590,445	$9,396,596	$130,860,836	5,767,335	$—	$15,766,083
Transamerica Emerging Markets Opportunities	64,428,660	412,412	(9,300,000)	800,851	14,483,404	70,825,327	5,711,720	412,412	—
Transamerica Event Driven	14,361,571	1,064,142	—	—	(39,040)	15,386,673	1,352,080	471,160	592,982
Transamerica Global Allocation Liquidating Trust	2,478	—	—	—	(89)	2,389	874	—	—
Transamerica International Equity	124,185,973	1,944,051	(13,000,000)	557,490	39,005,530	152,693,044	7,226,363	1,944,051	—
Transamerica International Growth	101,445,426	1,158,308	(11,500,000)	551,769	25,378,410	117,033,913	11,942,236	1,158,308	—
Transamerica International Small Cap Value	19,775,119	256,283	—	—	6,682,650	26,714,052	1,671,718	256,283	—
Transamerica International Stock	19,902,200	314,524	—	—	6,022,544	26,239,268	2,332,379	314,524	—
Transamerica Large Cap Value	130,971,301	54,888,386	(13,000,000)	1,262,910	54,517,503	228,640,100	17,533,750	1,355,268	—
Transamerica Mid Cap Growth	8,257,522	431,234	—	—	1,571,724	10,260,480	709,086	134,058	297,176
Transamerica Mid Cap Value	29,197,387	5,737,562	(3,000,000)	320,724	6,535,744	38,791,417	3,071,371	375,434	5,362,128
Transamerica Mid Cap Value Opportunities	10,064,951	119,646	—	—	4,221,820	14,406,417	1,004,632	119,646	—
Transamerica MLP & Energy Income	35,044,161	177,833	—	86,848	12,141,424	47,450,266	7,616,415	177,833	—
Transamerica Small Cap Growth	7,484,126	4,709,819	—	—	2,237,196	14,431,141	1,594,601	—	709,819
Transamerica Small Cap Value	7,626,387	3,025,021	—	—	4,294,935	14,946,343	1,173,182	25,020	—
Transamerica Small Company Growth Liquidating Trust	3,587	—	—	—	—	3,587	5,111	—	—
Transamerica Sustainable Equity Income	125,180,812	1,638,216	(82,000,000)	(15,101,685)	46,301,911	76,019,254	8,677,997	1,638,216	—
Transamerica US Growth	171,374,146	17,175,312	—	—	25,316,543	213,866,001	7,037,381	377,049	16,798,263

Total	$984,413,519	$108,818,832	$(142,800,000)	$(9,930,648)	$258,068,805	$1,198,570,508	84,428,231	$8,759,262	$39,526,451

(D)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$2,389	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,587	0.0	(A)

Total			$60,105	$5,976	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	$ 15,969

International Equity Funds - 25.6%
Transamerica Emerging Markets Opportunities (C)	6,127,040	75,975,294
Transamerica International Equity (C)	8,608,698	181,901,787
Transamerica International Growth (C)	17,061,374	167,201,470
Transamerica International Small Cap Value (C)	1,862,474	29,762,337
Transamerica International Stock (C)	5,009,895	56,361,324

		511,202,212

International Fixed Income Funds - 4.1%
Transamerica Emerging Markets Debt (C)	5,925,491	63,758,280
Transamerica Inflation Opportunities (C)	1,653,729	18,339,856

		82,098,136

U.S. Alternative Fund - 1.0%
Transamerica Event Driven (C)	1,700,214	19,348,439

U.S. Equity Funds - 44.4%
Transamerica Capital Growth (C)	7,761,702	176,113,014
Transamerica Large Cap Value (C)	20,968,604	273,430,590
Transamerica Mid Cap Growth (C)	953,118	13,791,613
Transamerica Mid Cap Value (C)	3,473,058	43,864,721
Transamerica Mid Cap Value Opportunities (C)	1,355,126	19,432,507

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (C)	2,254,083	$ 20,399,450
Transamerica Small Cap Value (C)	1,694,252	21,584,769
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	4,660	3,270
Transamerica Sustainable Equity Income (C)	10,329,243	90,484,165
Transamerica US Growth (C)	7,544,321	229,271,907

		888,376,006

U.S. Fixed Income Funds - 21.1%
Transamerica Bond (C)	6,289,947	59,754,496
Transamerica Core Bond (C)	7,372,236	73,796,085
Transamerica High Yield Bond (C)	2,114,219	19,493,100
Transamerica Intermediate Bond (C)	8,483,346	87,378,461
Transamerica Short-Term Bond (C)	1,588,400	16,217,563
Transamerica Total Return (C)	16,154,672	165,746,937

		422,386,642

U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (C)	9,218,624	57,432,025

Total Investment Companies (Cost $1,533,305,462)		1,980,859,429

Total Investments (Cost $1,533,305,462)		1,980,859,429
Net Other Assets (Liabilities) - 0.9%		18,474,435

Net Assets - 100.0%		$ 1,999,333,864

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	150	06/18/2021	$29,425,521	$31,308,000	$1,882,479	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,980,840,190	$—	$—	$1,980,840,190

Total	$1,980,840,190	$—	$—	$1,980,840,190

Investment Companies Measured at Net Asset Value (D)				19,239

Total Investments				$1,980,859,429

Other Financial Instruments
Futures Contracts (G)	$1,882,479	$—	$—	$1,882,479

Total Other Financial Instruments	$1,882,479	$—	$—	$1,882,479

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2021	Shares as of April 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$54,298,716	$6,098,973	$—	$—	$(643,193)	$59,754,496	6,289,947	$1,028,856	$69,303
Transamerica Capital Growth	159,133,345	21,796,190	(21,308,375)	5,809,748	10,682,106	176,113,014	7,761,702	—	21,796,190
Transamerica Core Bond	64,281,786	13,384,577	—	—	(3,870,278)	73,796,085	7,372,236	981,146	2,403,430
Transamerica Emerging Markets Debt	60,581,317	951,653	—	—	2,225,310	63,758,280	5,925,491	1,156,964	—
Transamerica Emerging Markets Opportunities	69,988,552	484,265	(12,500,000)	2,462,103	15,540,374	75,975,294	6,127,040	249,407	—
Transamerica Event Driven	18,059,393	1,338,138	—	—	(49,092)	19,348,439	1,700,214	592,475	745,663
Transamerica Global Allocation Liquidating Trust	16,564	—	—	—	(595)	15,969	5,843	—	—
Transamerica High Yield Bond	17,854,122	435,850	—	—	1,203,128	19,493,100	2,114,219	435,850	—
Transamerica Inflation Opportunities	17,871,225	123,144	—	—	345,487	18,339,856	1,653,729	123,144	—
Transamerica Intermediate Bond	74,374,257	17,274,152	—	—	(4,269,948)	87,378,461	8,483,346	1,890,096	1,384,056
Transamerica International Equity	158,458,111	2,480,559	(29,000,000)	2,431,481	47,531,636	181,901,787	8,608,698	2,480,559	—
Transamerica International Growth	142,963,117	1,688,729	(14,000,000)	710,842	35,838,782	167,201,470	17,061,374	1,688,729	—
Transamerica International Small Cap Value	22,031,618	285,526	—	—	7,445,193	29,762,337	1,862,474	285,526	—
Transamerica International Stock	42,749,452	675,590	—	—	12,936,282	56,361,324	5,009,895	675,590	—
Transamerica Large Cap Value	163,135,047	61,622,208	(20,000,000)	1,864,932	66,808,403	273,430,590	20,968,604	1,622,208	—
Transamerica Mid Cap Growth	11,099,339	579,642	—	—	2,112,632	13,791,613	953,118	180,193	399,449
Transamerica Mid Cap Value	36,478,819	7,168,432	(8,000,000)	1,330,197	6,887,273	43,864,721	3,473,058	469,063	6,699,369
Transamerica Mid Cap Value Opportunities	13,576,397	161,387	—	—	5,694,723	19,432,507	1,355,126	161,387	—
Transamerica MLP & Energy Income	45,495,386	434,633	(4,000,000)	(349,708)	15,851,714	57,432,025	9,218,624	109,764	—
Transamerica Short-Term Bond	15,949,257	142,339	—	—	125,967	16,217,563	1,588,400	141,602	—
Transamerica Small Cap Growth	8,904,030	8,844,488	—	—	2,650,932	20,399,450	2,254,083	—	844,488
Transamerica Small Cap Value	9,231,988	7,030,287	—	—	5,322,494	21,584,769	1,694,252	30,287	—
Transamerica Small Company Growth Liquidating Trust	3,270	—	—	—	—	3,270	4,660	—	—
Transamerica Sustainable Equity Income	159,675,019	2,004,703	(111,000,000)	(20,235,636)	60,040,079	90,484,165	10,329,243	2,004,703	—
Transamerica Total Return	162,234,747	15,036,190	—	—	(11,524,000)	165,746,937	16,154,672	7,331,613	2,785,988
Transamerica US Growth	183,719,137	18,412,541	—	—	27,140,229	229,271,907	7,544,321	404,209	18,008,332

Total	$1,712,164,011	$188,454,196	$(219,808,375)	$(5,976,041)	$306,025,638	$1,980,859,429	155,514,369	$24,043,371	$55,136,268

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$15,969	0.0	%(A)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	3,270	0.0	(A)

Total			$106,718	$19,239	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	$ 9,913

International Equity Funds - 18.5%
Transamerica Emerging Markets Opportunities (C)	3,428,261	42,510,434
Transamerica International Equity (C)	4,337,007	91,640,952
Transamerica International Growth (C)	7,022,713	68,822,592
Transamerica International Small Cap Value (C)	1,046,410	16,721,627
Transamerica International Stock (C)	2,608,033	29,340,371

		249,035,976

International Fixed Income Funds - 5.5%
Transamerica Emerging Markets Debt (C)	4,237,331	45,593,679
Transamerica Inflation Opportunities (C)	2,566,570	28,463,257

		74,056,936

U.S. Alternative Fund - 1.0%
Transamerica Event Driven (C)	1,223,901	13,927,995

U.S. Equity Funds - 31.3%
Transamerica Capital Growth (C)	3,264,511	74,071,760
Transamerica Large Cap Value (C)	9,343,629	121,840,929
Transamerica Mid Cap Growth (C)	808,255	11,695,446
Transamerica Mid Cap Value (C)	1,773,929	22,404,727
Transamerica Mid Cap Value Opportunities (C)	622,085	8,920,702

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (C)	1,512,476	$ 13,687,905
Transamerica Small Cap Value (C)	1,092,033	13,912,495
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	2,887	2,026
Transamerica Sustainable Equity Income (C)	4,723,688	41,379,509
Transamerica US Growth (C)	3,741,972	113,718,539

		421,634,038

U.S. Fixed Income Funds - 39.8%
Transamerica Bond (C)	9,850,275	93,577,610
Transamerica Core Bond (C)	9,307,532	93,168,396
Transamerica High Yield Bond (C)	1,526,936	14,078,350
Transamerica Intermediate Bond (C)	8,811,947	90,763,051
Transamerica Short-Term Bond (C)	3,655,463	37,322,276
Transamerica Total Return (C)	20,153,268	206,772,529

		535,682,212

U.S. Mixed Allocation Fund - 2.4%
Transamerica MLP & Energy Income (C)	5,065,986	31,561,091

Total Investment Companies (Cost $1,086,726,317)		1,325,908,161

Total Investments (Cost $1,086,726,317)		1,325,908,161
Net Other Assets (Liabilities) - 1.5%		20,450,355

Net Assets - 100.0%		$ 1,346,358,516

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	112	06/18/2021	$21,969,816	$23,376,640	$1,406,824	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,325,896,222	$—	$—	$1,325,896,222

Total	$1,325,896,222	$—	$—	$1,325,896,222

Investment Companies Measured at Net Asset Value (E)				11,939

Total Investments				$1,325,908,161

Other Financial Instruments
Futures Contracts (G)	$1,406,824	$—	$—	$1,406,824

Total Other Financial Instruments	$1,406,824	$—	$—	$1,406,824

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2021	Shares as of April 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$87,816,898	$6,727,362	$—	$—	$(966,650)	$93,577,610	9,850,275	$1,617,476	$108,531
Transamerica Capital Growth	72,425,070	9,919,923	(15,000,000)	2,157,038	4,569,729	74,071,760	3,264,511	—	9,919,923
Transamerica Core Bond	83,988,609	14,146,232	—	—	(4,966,445)	93,168,396	9,307,532	1,255,984	3,140,248
Transamerica Emerging Markets Debt	43,321,827	615,976	—	—	1,655,876	45,593,679	4,237,331	615,976	—
Transamerica Emerging Markets Opportunities	38,475,643	266,220	(6,000,000)	1,083,468	8,685,103	42,510,434	3,428,261	266,220	—
Transamerica Event Driven	13,000,074	963,260	—	—	(35,339)	13,927,995	1,223,901	426,494	536,766
Transamerica Global Allocation Liquidating Trust	10,282	—	—	—	(369)	9,913	3,627	—	—
Transamerica High Yield Bond	12,894,643	314,782	—	—	868,925	14,078,350	1,526,936	314,782	—
Transamerica Inflation Opportunities	27,735,946	191,119	—	—	536,192	28,463,257	2,566,570	191,119	—
Transamerica Intermediate Bond	91,574,598	3,926,094	—	—	(4,737,641)	90,763,051	8,811,947	2,221,950	1,704,144
Transamerica International Equity	80,267,589	1,256,537	(15,000,000)	1,204,322	23,912,504	91,640,952	4,337,007	1,256,537	—
Transamerica International Growth	64,244,924	708,277	(12,400,000)	1,151,227	15,118,164	68,822,592	7,022,713	708,277	—
Transamerica International Small Cap Value	12,378,211	160,420	—	—	4,182,996	16,721,627	1,046,410	160,420	—
Transamerica International Stock	24,598,584	388,743	(3,000,000)	355,793	6,997,251	29,340,371	2,608,033	388,743	—
Transamerica Large Cap Value	71,914,846	31,107,851	(12,000,000)	1,951,374	28,866,858	121,840,929	9,343,629	715,458	—
Transamerica Mid Cap Growth	9,412,367	491,543	—	—	1,791,536	11,695,446	808,255	152,806	338,737
Transamerica Mid Cap Value	17,142,662	3,368,695	(2,000,000)	323,516	3,569,854	22,404,727	1,773,929	220,429	3,148,266
Transamerica Mid Cap Value Opportunities	6,232,392	74,087	—	—	2,614,223	8,920,702	622,085	74,087	—
Transamerica MLP & Energy Income	25,618,723	98,371	(3,000,000)	(400,828)	9,244,825	31,561,091	5,065,986	98,371	—
Transamerica Short-Term Bond	36,704,811	327,571	—	—	289,894	37,322,276	3,655,463	326,309	—
Transamerica Small Cap Growth	6,237,340	5,741,469	—	—	1,709,096	13,687,905	1,512,476	—	591,570
Transamerica Small Cap Value	6,292,365	4,020,642	—	—	3,599,488	13,912,495	1,092,033	20,643	—
Transamerica Small Company Growth Liquidating Trust	2,026	—	—	—	—	2,026	2,887	—	—
Transamerica Sustainable Equity Income	79,936,250	936,353	(59,000,000)	(10,233,786)	29,740,692	41,379,509	4,723,688	936,353	—
Transamerica Total Return	198,955,965	27,020,422	(5,000,000)	(289,443)	(13,914,415)	206,772,529	20,153,268	8,909,693	3,397,897
Transamerica US Growth	103,256,423	10,348,476	(14,750,000)	4,714,251	10,149,389	113,718,539	3,741,972	227,179	10,121,297

Total	$1,214,439,068	$123,120,425	$(147,150,000)	$2,016,932	$133,481,736	$1,325,908,161	111,730,725	$21,105,306	$33,007,379

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$9,913	0.0	%(A)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	2,026	0.0	(A)

Total			$66,187	$11,939	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.9%
Transamerica International Equity (A)	2,089,328	$ 44,460,908

Money Market Fund - 0.3%
Transamerica Government Money Market, 0.00%(A) (B) (C)	991,600	991,600

U.S. Equity Funds - 41.1%
Transamerica Large Growth (A)	2,564,252	46,951,459
Transamerica Large Value Opportunities (A)	4,581,569	49,893,287
Transamerica Mid Cap Growth (A)	745,688	10,775,194
Transamerica Mid Cap Value Opportunities (A)	792,300	11,417,050
Transamerica Small Cap Growth (A)	1,229,365	11,125,751
Transamerica Small Cap Value (A)	831,212	10,614,580

		140,777,321

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 45.7%
Transamerica High Quality Bond (A)	2,518,633	$ 25,085,585
Transamerica High Yield Bond (A)	2,140,947	19,739,532
Transamerica Inflation-Protected Securities (A)	3,345,353	36,698,521
Transamerica Intermediate Bond (A)	7,272,556	75,052,779

		156,576,417

Total Investment Companies (Cost $291,251,755)		342,806,246

Total Investments (Cost $291,251,755)		342,806,246
Net Other Assets (Liabilities) - (0.0)% (C)		(169,317)

Net Assets - 100.0%		$ 342,636,929

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$342,806,246	$—	$—	$342,806,246

Total Investments	$342,806,246	$—	$—	$342,806,246

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 22.8%
Transamerica International Equity (A)	2,255,373	$ 47,994,331

Money Market Fund - 0.1%
Transamerica Government Money Market, 0.00%(A) (B) (C)	259,195	259,195

U.S. Equity Funds - 68.0%
Transamerica Large Growth (A)	2,439,802	44,672,768
Transamerica Large Value Opportunities (A)	4,092,495	44,567,269
Transamerica Mid Cap Growth (A)	945,757	13,666,189
Transamerica Mid Cap Value Opportunities (A)	938,129	13,518,436
Transamerica Small Cap Growth (A)	1,496,359	13,542,051
Transamerica Small Cap Value (A)	1,043,413	13,324,389

		143,291,102

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.1%
Transamerica High Quality Bond (A)	99,288	$ 988,911
Transamerica High Yield Bond (A)	418,617	3,859,651
Transamerica Inflation-Protected Securities (A)	597,684	6,556,594
Transamerica Intermediate Bond (A)	760,443	7,847,772

		19,252,928

Total Investment Companies (Cost $164,623,186)		210,797,556

Total Investments (Cost $164,623,186)		210,797,556
Net Other Assets (Liabilities) - (0.0)% (C)		(103,262)

Net Assets - 100.0%		$ 210,694,294

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$210,797,556	$—	$—	$210,797,556

Total Investments	$210,797,556	$—	$—	$210,797,556

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.2%
Transamerica International Equity (A)	121,058	$ 2,576,125

Money Market Fund - 0.2%
Transamerica Government Money Market, 0.00%(A) (B) (C)	240,547	240,547

U.S. Equity Funds - 8.7%
Transamerica Large Growth (A)	215,458	3,945,029
Transamerica Large Value Opportunities (A)	366,124	3,987,091
Transamerica Small Cap Growth (A)	140,225	1,269,038
Transamerica Small Cap Value (A)	101,729	1,299,084

		10,500,242

U.S. Fixed Income Funds - 89.0%
Transamerica High Quality Bond (A)	2,023,501	20,154,070

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	1,411,716	$ 13,016,019
Transamerica Inflation-Protected Securities (A)	1,816,102	19,922,644
Transamerica Intermediate Bond (A)	5,221,973	53,890,765

		106,983,498

Total Investment Companies (Cost $113,984,004)		120,300,412

Total Investments (Cost $113,984,004)		120,300,412
Net Other Assets (Liabilities) - (0.1)%		(61,562)

Net Assets - 100.0%		$ 120,238,850

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$120,300,412	$—	$—	$120,300,412

Total Investments	$120,300,412	$—	$—	$120,300,412

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2021

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Assets:
Affiliated investments, at value (A)	$715,590,585	$1,198,570,508	$1,980,859,429	$1,325,908,161
Cash	11,416,059	18,204,837	18,929,060	20,161,588
Cash collateral pledged at broker for:
Futures contracts	871,200	1,512,500	1,815,000	1,355,200
Receivables and other assets:
Shares of beneficial interest sold	252,777	243,264	392,398	344,069
Dividends	189,868	—	227,326	313,278
Variation margin receivable on futures contracts	—	—	—	263,113
Prepaid expenses	1,901	3,071	5,154	3,467
Other assets	1,831	—	3,111	2,741
Total assets	728,324,221	1,218,534,180	2,002,231,478	1,348,351,617

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	190,723	—	228,063	314,973
Shares of beneficial interest redeemed	383,708	1,353,158	1,708,812	1,038,909
Investment management fees	60,841	99,863	160,805	110,062
Distribution and service fees	182,332	321,595	515,082	345,252
Transfer agent fees	42,840	109,534	152,719	91,540
Trustees, CCO and deferred compensation fees	9,710	15,141	24,781	16,705
Audit and tax fees	13,392	15,200	19,616	16,621
Custody fees	9,050	9,700	16,321	13,359
Legal fees	5,759	7,459	14,447	10,636
Printing and shareholder reports fees	5,029	13,508	13,647	14,019
Registration fees	749	1,213	2,111	852
Other accrued expenses	12,580	16,681	26,976	20,173
Variation margin payable on futures contracts	6,834	285,615	14,234	—
Total liabilities	923,547	2,248,667	2,897,614	1,993,101
Net assets	$727,400,674	$1,216,285,513	$1,999,333,864	$1,346,358,516

Net assets consist of:
Paid-in capital	$620,642,845	$862,994,777	$1,529,360,201	$1,084,730,237
Total distributable earnings (accumulated losses)	106,757,829	353,290,736	469,973,663	261,628,279
Net assets	$727,400,674	$1,216,285,513	$1,999,333,864	$1,346,358,516
Net assets by class:
Class A	$649,011,266	$1,048,039,647	$1,740,445,164	$1,174,266,668
Class C	58,743,037	127,207,524	187,060,116	122,360,482
Class I	18,742,856	39,475,082	70,050,037	46,916,880
Class R	903,515	1,563,260	1,778,547	2,814,486
Shares outstanding (unlimited shares, no par value):
Class A	55,055,309	66,559,971	124,675,805	91,916,536
Class C	5,040,781	8,340,857	13,232,809	9,487,436
Class I	1,583,036	2,508,451	5,023,546	3,675,698
Class R	75,751	100,132	127,565	221,105
Net asset value per share: (B)
Class A	$11.79	$15.75	$13.96	$12.78
Class C	11.65	15.25	14.14	12.90
Class I	11.84	15.74	13.94	12.76
Class R	11.93	15.61	13.94	12.73
Maximum offering price per share: (C)
Class A	$12.48	$16.67	$14.77	$13.52

(A) Affiliated investments, at cost	$625,460,439	$866,128,995	$1,533,305,462	$1,086,726,317

(B)

Net asset value per share for Class C, I and R Shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(C)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Assets:
Affiliated investments, at value (A)	$342,806,246	$210,797,556	$120,300,412
Receivables and other assets:
Affiliated investments sold	16,213	376,682	1,368,030
Dividends	68,736	13,446	45,417
Total assets	342,891,195	211,187,684	121,713,859

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	74,543	387,399	777,516
Shares of beneficial interest redeemed	12,848	3,217	637,583
Due to custodian	53	—	—
Investment management fees	28,093	17,313	10,001
Distribution and service fees	138,665	85,421	49,905
Transfer agent fees	64	40	4
Total liabilities	254,266	493,390	1,475,009
Net assets	$342,636,929	$210,694,294	$120,238,850

Net assets consist of:
Paid-in capital	$290,694,013	$162,725,936	$113,209,951
Total distributable earnings (accumulated losses)	51,942,916	47,968,358	7,028,899
Net assets	$342,636,929	$210,694,294	$120,238,850

Net assets by class:
Class R	$332,281,460	$204,115,094	$119,674,603
Class R4	10,355,469	6,579,200	564,247

Shares outstanding (unlimited shares, no par value):
Class R	28,793,710	17,298,947	11,247,316
Class R4	897,315	556,597	53,024

Net asset value per share: (B)
Class R	$11.54	$11.80	$10.64
Class R4	11.54	11.82	10.64

(A) Affiliated investments, at cost	$291,251,755	$164,623,186	$113,984,004

(B)	Net asset value per share for Class R and R4 shares represents offering price.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS

For the period ended April 30, 2021

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Investment Income:
Dividend income from affiliated investments	$14,610,272	$8,759,262	$24,043,371	$21,105,306
Total investment income	14,610,272	8,759,262	24,043,371	21,105,306

Expenses:
Investment management fees	376,402	595,525	979,189	678,491
Distribution and service fees:
Class A	781,319	1,205,590	2,037,891	1,387,601
Class C	401,736	754,998	1,218,525	835,511
Class R	2,258	4,212	4,770	6,951
Transfer agent fees
Class A	205,925	491,281	688,224	409,762
Class C	42,358	109,565	151,879	96,011
Class I	9,329	20,543	34,747	23,911
Class R	431	818	1,227	1,149
Trustees, CCO and deferred compensation fees	13,657	21,670	38,704	4,927
Audit and tax fees	12,569	14,037	17,564	4,696
Custody fees	7,857	9,343	15,175	12,025
Legal fees	16,315	23,511	40,951	13,425
Printing and shareholder reports fees	13,857	29,950	40,092	9,679
Registration fees	48,249	53,726	61,049	22,520
Other	14,435	18,786	29,018	6,297
Total expenses before waiver and/or reimbursement and recapture	1,946,697	3,353,555	5,359,005	3,512,956
Expenses waived and/or reimbursed:
Class I	(7,895)	(17,246)	(29,946)	(20,562)
Net expenses	1,938,802	3,336,309	5,329,059	3,492,394

Net investment income (loss)	12,671,470	5,422,953	18,714,312	17,612,912

Net realized gain (loss) on:
Affiliated investments	4,315,766	(9,930,648)	(5,976,041)	2,016,932
Capital gain distributions received from affiliated investment companies	15,427,749	39,526,451	55,136,268	33,007,379
Futures contracts	2,432,409	3,369,230	4,623,827	3,307,343
Net realized gain (loss)	22,175,924	32,965,033	53,784,054	38,331,654

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	39,371,755	258,068,805	306,025,638	133,481,736
Futures contracts	1,391,760	2,173,129	2,323,178	1,879,732
Net change in unrealized appreciation (depreciation)	40,763,515	260,241,934	308,348,816	135,361,468
Net realized and change in unrealized gain (loss)	62,939,439	293,206,967	362,132,870	173,693,122
Net increase (decrease) in net assets resulting from operations	$75,610,909	$298,629,920	$380,847,182	$191,306,034

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Investment Income:
Dividend income from affiliated investments	$7,367,587	$4,616,143	$2,404,829
Total investment income	7,367,587	4,616,143	2,404,829

Expenses:
Investment management fees	200,364	119,245	73,714
Distribution and service fees:
Class R	810,295	481,526	305,746
Class R4	12,275	7,664	700
Transfer agent fees
Class R4	368	230	21
Total expenses before waiver and/or reimbursement and recapture	1,023,302	608,665	380,181
Expenses waived and/or reimbursed:
Class R	(32,409)	(19,260)	(12,229)
Class R4	(1,353)	(844)	(78)
Net expenses	989,540	588,561	367,874

Net investment income (loss)	6,378,047	4,027,582	2,036,955

Net realized gain (loss) on:
Affiliated investments	4,923,915	2,827,911	916,386
Capital gain distributions received from affiliated investment companies	6,083,009	4,755,026	1,462,730
Net realized gain (loss)	11,006,924	7,582,937	2,379,116

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	34,409,389	38,463,133	449,716
Net realized and change in unrealized gain (loss)	45,416,313	46,046,070	2,828,832
Net increase (decrease) in net assets resulting from operations	$51,794,360	$50,073,652	$4,865,787

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$12,671,470	$11,984,667	$5,422,953	$13,501,534
Net realized gain (loss)	22,175,924	13,631,624	32,965,033	43,818,144
Net change in unrealized appreciation (depreciation)	40,763,515	15,259,048	260,241,934	(12,498,154)
Net increase (decrease) in net assets resulting from operations	75,610,909	40,875,339	298,629,920	44,821,524

Dividends and/or distributions to shareholders:
Class A	(24,520,876)	(21,172,188)	(37,942,179)	(75,734,620)
Class C	(3,187,821)	(3,655,067)	(5,510,923)	(15,654,701)
Class I	(698,492)	(600,388)	(1,664,077)	(3,821,326)
Class R	(33,860)	(27,450)	(64,697)	(149,077)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(28,441,049)	(25,455,093)	(45,181,876)	(95,359,724)

Capital share transactions:
Proceeds from shares sold:
Class A	17,401,983	30,917,907	21,943,396	28,570,398
Class C	5,728,356	10,109,291	6,056,512	11,455,443
Class I	4,904,018	5,378,350	5,936,369	12,116,472
Class R	51,464	112,022	77,697	139,523
	28,085,821	46,517,570	34,013,974	52,281,836
Dividends and/or distributions reinvested:
Class A	23,484,804	20,368,104	36,294,047	72,588,027
Class C	3,150,088	3,383,383	5,473,487	15,089,131
Class I	688,661	585,240	1,624,233	3,676,214
Class R	33,860	24,821	64,697	147,115
	27,357,413	24,361,548	43,456,464	91,500,487
Cost of shares redeemed:
Class A	(52,723,328)	(116,305,338)	(74,379,497)	(175,734,081)
Class C	(9,396,647)	(25,901,013)	(17,300,478)	(44,884,638)
Class I	(3,605,929)	(7,095,729)	(9,396,484)	(23,436,861)
Class R	(115,797)	(143,527)	(593,065)	(511,256)
	(65,841,701)	(149,445,607)	(101,669,524)	(244,566,836)
Automatic conversions:
Class A	33,890,715	27,836,331	45,427,050	34,274,578
Class C	(33,890,715)	(27,836,331)	(45,427,050)	(34,274,578)
	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(10,398,467)	(78,566,489)	(24,199,086)	(100,784,513)
Net increase (decrease) in net assets	36,771,393	(63,146,243)	229,248,958	(151,322,713)

Net assets:
Beginning of period/year	690,629,281	753,775,524	987,036,555	1,138,359,268
End of period/year	$727,400,674	$690,629,281	$1,216,285,513	$987,036,555

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	1,487,823	2,919,231	1,482,730	2,410,084
Class C	497,485	958,133	418,740	999,382
Class I	418,243	506,200	396,939	977,256
Class R	4,379	10,487	5,215	11,816
	2,407,930	4,394,051	2,303,624	4,398,538
Shares reinvested:
Class A	2,036,843	1,931,949	2,527,441	5,774,697
Class C	276,081	322,028	392,646	1,233,780
Class I	59,470	55,390	113,345	293,159
Class R	2,901	2,326	4,540	11,798
	2,375,295	2,311,693	3,037,972	7,313,434
Shares redeemed:
Class A	(4,525,703)	(10,983,031)	(5,026,239)	(14,597,973)
Class C	(814,527)	(2,474,161)	(1,209,939)	(3,857,618)
Class I	(307,949)	(669,592)	(625,863)	(1,980,725)
Class R	(9,764)	(13,107)	(40,572)	(43,233)
	(5,657,943)	(14,139,891)	(6,902,613)	(20,479,549)
Automatic conversions:
Class A	2,906,549	2,594,663	2,993,603	2,798,707
Class C	(2,943,160)	(2,618,578)	(3,089,213)	(2,887,338)
	(36,611)	(23,915)	(95,610)	(88,631)
Net increase (decrease) in shares outstanding:
Class A	1,905,512	(3,537,188)	1,977,535	(3,614,485)
Class C	(2,984,121)	(3,812,578)	(3,487,766)	(4,511,794)
Class I	169,764	(108,002)	(115,579)	(710,310)
Class R	(2,484)	(294)	(30,817)	(19,619)
	(911,329)	(7,458,062)	(1,656,627)	(8,856,208)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Growth Portfolio		Transamerica Asset Allocation – Moderate Portfolio
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$18,714,312	$27,017,571	$17,612,912	$20,668,154
Net realized gain (loss)	53,784,054	52,285,018	38,331,654	26,653,903
Net change in unrealized appreciation (depreciation)	308,348,816	15,664,483	135,361,468	21,647,801
Net increase (decrease) in net assets resulting from operations	380,847,182	94,967,072	191,306,034	68,969,858

Dividends and/or distributions to shareholders:
Class A	(63,583,715)	(106,547,662)	(43,748,920)	(58,438,292)
Class C	(8,139,383)	(20,296,611)	(5,601,955)	(11,263,996)
Class I	(2,769,986)	(5,178,671)	(1,934,475)	(2,767,894)
Class R	(72,175)	(135,419)	(99,327)	(157,265)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(74,565,259)	(132,158,363)	(51,384,677)	(72,627,447)

Capital share transactions:
Proceeds from shares sold:
Class A	37,848,954	37,412,702	30,607,336	30,017,163
Class C	8,543,286	15,799,907	6,735,374	10,424,520
Class I	7,361,230	13,100,012	5,134,860	12,218,149
Class R	87,121	221,430	455,126	774,819
	53,840,591	66,534,051	42,932,696	53,434,651
Dividends and/or distributions reinvested:
Class A	60,359,155	101,157,910	41,566,141	55,569,149
Class C	8,111,693	19,458,804	5,570,294	10,681,641
Class I	2,717,510	5,084,966	1,876,430	2,685,924
Class R	71,574	128,763	97,208	151,836
	71,259,932	125,830,443	49,110,073	69,088,550
Cost of shares redeemed:
Class A	(128,294,560)	(286,454,446)	(87,782,295)	(202,372,737)
Class C	(24,387,901)	(68,049,316)	(16,610,485)	(52,219,205)
Class I	(9,280,301)	(30,132,806)	(7,187,634)	(21,881,098)
Class R	(689,669)	(425,493)	(1,094,259)	(942,847)
	(162,652,431)	(385,062,061)	(112,674,673)	(277,415,887)
Automatic conversions:
Class A	93,129,493	67,588,640	69,914,612	56,508,744
Class C	(93,129,493)	(67,588,640)	(69,914,612)	(56,508,744)
	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(37,551,908)	(192,697,567)	(20,631,904)	(154,892,686)
Net increase (decrease) in net assets	268,730,015	(229,888,858)	119,289,453	(158,550,275)

Net assets:
Beginning of period/year	1,730,603,849	1,960,492,707	1,227,069,063	1,385,619,338
End of period/year	$1,999,333,864	$1,730,603,849	$1,346,358,516	$1,227,069,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Growth Portfolio		Transamerica Asset Allocation – Moderate Portfolio
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	2,823,907	3,282,497	2,444,000	2,711,548
Class C	629,190	1,371,202	533,840	930,595
Class I	548,356	1,127,956	410,306	1,097,888
Class R	6,519	19,073	36,317	70,566
	4,007,972	5,800,728	3,424,463	4,810,597
Shares reinvested:
Class A	4,604,055	8,675,635	3,390,387	4,992,735
Class C	609,444	1,646,261	448,855	949,479
Class I	207,761	437,228	153,303	241,757
Class R	5,464	11,053	7,948	13,679
	5,426,724	10,770,177	4,000,493	6,197,650
Shares redeemed:
Class A	(9,547,297)	(25,014,624)	(7,033,144)	(18,326,054)
Class C	(1,800,052)	(5,899,910)	(1,322,240)	(4,706,926)
Class I	(691,623)	(2,653,593)	(577,422)	(1,978,895)
Class R	(51,587)	(36,579)	(88,546)	(87,279)
	(12,090,559)	(33,604,706)	(9,021,352)	(25,099,154)
Automatic conversions:
Class A	6,849,790	5,898,775	5,577,977	5,093,193
Class C	(6,758,995)	(5,841,771)	(5,520,506)	(5,061,566)
	90,795	57,004	57,471	31,627
Net increase (decrease) in shares outstanding:
Class A	4,730,455	(7,157,717)	4,379,220	(5,528,578)
Class C	(7,320,413)	(8,724,218)	(5,860,051)	(7,888,418)
Class I	64,494	(1,088,409)	(13,813)	(639,250)
Class R	(39,604)	(6,453)	(44,281)	(3,034)
	(2,565,068)	(16,976,797)	(1,538,925)	(14,059,280)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation Intermediate Horizon		Transamerica Asset Allocation Long Horizon		Transamerica Asset Allocation Short Horizon
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$6,378,047	$4,948,119	$4,027,582	$2,131,237	$2,036,955	$2,465,034
Net realized gain (loss)	11,006,924	16,290,464	7,582,937	14,222,357	2,379,116	1,536,575
Net change in unrealized appreciation (depreciation)	34,409,389	688	38,463,133	(3,573,213)	449,716	2,148,311
Net increase (decrease) in net assets resulting from operations	51,794,360	21,239,271	50,073,652	12,780,381	4,865,787	6,149,920

Dividends and/or distributions to shareholders:
Class R	(24,629,553)	(20,168,791)	(19,689,507)	(19,278,954)	(3,680,319)	(3,130,959)
Class R4	(749,823)	(608,090)	(632,609)	(978,965)	(17,453)	(66,088)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(25,379,376)	(20,776,881)	(20,322,116)	(20,257,919)	(3,697,772)	(3,197,047)

Capital share transactions:
Proceeds from shares sold:
Class R	1,033,540	2,114,589	1,861,347	1,268,070	690,350	2,089,523
Class R4	226,891	698,129	79,726	155,806	1,735	117,376
	1,260,431	2,812,718	1,941,073	1,423,876	692,085	2,206,899
Dividends and/or distributions reinvested:
Class R	24,629,553	20,168,791	19,689,507	19,278,954	3,680,319	3,130,959
Class R4	749,823	608,090	632,609	978,965	17,453	66,088
	25,379,376	20,776,881	20,322,116	20,257,919	3,697,772	3,197,047
Cost of shares redeemed:
Class R	(19,350,988)	(54,407,584)	(10,423,731)	(26,397,524)	(8,251,084)	(16,791,049)
Class R4	(193,003)	(1,956,563)	(177,451)	(4,613,304)	(12,206)	(2,435,117)
	(19,543,991)	(56,364,147)	(10,601,182)	(31,010,828)	(8,263,290)	(19,226,166)
Net increase (decrease) in net assets resulting from capital share transactions	7,095,816	(32,774,548)	11,662,007	(9,329,033)	(3,873,433)	(13,822,220)
Net increase (decrease) in net assets	33,510,800	(32,312,158)	41,413,543	(16,806,571)	(2,705,418)	(10,869,347)

Net assets:
Beginning of period/year	309,126,129	341,438,287	169,280,751	186,087,322	122,944,268	133,813,615
End of period/year	$342,636,929	$309,126,129	$210,694,294	$169,280,751	$120,238,850	$122,944,268

Capital share transactions - shares:
Shares issued:
Class R	90,864	199,418	163,934	125,226	64,908	202,363
Class R4	20,089	67,365	7,111	15,963	163	11,361
	110,953	266,783	171,045	141,189	65,071	213,724
Shares reinvested:
Class R	2,240,096	1,965,214	1,827,948	1,951,370	346,036	306,604
Class R4	68,245	59,329	58,658	99,054	1,641	6,508
	2,308,341	2,024,543	1,886,606	2,050,424	347,677	313,112
Shares redeemed:
Class R	(1,712,243)	(5,411,528)	(920,346)	(2,749,736)	(774,515)	(1,633,691)
Class R4	(17,158)	(182,252)	(15,839)	(435,777)	(1,146)	(233,887)
	(1,729,401)	(5,593,780)	(936,185)	(3,185,513)	(775,661)	(1,867,578)
Net increase (decrease) in shares outstanding:
Class R	618,717	(3,246,896)	1,071,536	(673,140)	(363,571)	(1,124,724)
Class R4	71,176	(55,558)	49,930	(320,760)	658	(216,018)
	689,893	(3,302,454)	1,121,466	(993,900)	(362,913)	(1,340,742)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.04		$10.76	$10.67	$11.59	$11.18	$11.40

Investment operations:
Net investment income (loss) (A)	0.21		0.19	0.19	0.25	0.24	0.23	(B)
Net realized and unrealized gain (loss)	1.00		0.47	0.65	(0.43)	0.71	0.18
Total investment operations	1.21		0.66	0.84	(0.18)	0.95	0.41

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.19)	(0.18)	(0.25)	(0.25)	(0.25)
Net realized gains	(0.24)		(0.19)	(0.57)	(0.49)	(0.29)	(0.38)
Total dividends and/or distributions to shareholders	(0.46)		(0.38)	(0.75)	(0.74)	(0.54)	(0.63)

Net asset value, end of period/year	$11.79		$11.04	$10.76	$10.67	$11.59	$11.18
Total return (C)	11.10	%(D)	6.32%	8.64%	(1.77)%	8.78%	3.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$649,011		$586,536	$610,131	$661,621	$734,113	$622,495
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.46	%(F)	0.48%	0.49%	0.47%	0.47%	0.48%
Including waiver and/or reimbursement and recapture	0.46	%(F)	0.48%	0.49%	0.47%	0.47%	0.47	%(B)
Net investment income (loss) to average net assets	3.55	%(F)	1.78%	1.81%	2.21%	2.15%	2.12	%(B)
Portfolio turnover rate	4	%(D)	28%	4%	20%	18%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.91		$10.68	$10.59	$11.49	$11.08	$11.30

Investment operations:
Net investment income (loss) (A)	0.18		0.12	0.11	0.16	0.17	0.17	(B)
Net realized and unrealized gain (loss)	0.98		0.44	0.65	(0.42)	0.69	0.16
Total investment operations	1.16		0.56	0.76	(0.26)	0.86	0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.14)	(0.10)	(0.15)	(0.16)	(0.17)
Net realized gains	(0.24)		(0.19)	(0.57)	(0.49)	(0.29)	(0.38)
Total dividends and/or distributions to shareholders	(0.42)		(0.33)	(0.67)	(0.64)	(0.45)	(0.55)

Net asset value, end of period/year	$11.65		$10.91	$10.68	$10.59	$11.49	$11.08
Total return (C)	10.69	%(D)	5.37%	7.82%	(2.46)%	7.99%	3.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,743		$87,565	$126,367	$185,581	$331,669	$405,546
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.24	%(F)	1.25%	1.26%	1.23%	1.23%	1.22%
Including waiver and/or reimbursement and recapture	1.24	%(F)	1.25%	1.26%	1.23%	1.23%	1.21	%(B)
Net investment income (loss) to average net assets	3.07	%(F)	1.12%	1.07%	1.48%	1.51%	1.56	%(B)
Portfolio turnover rate	4	%(D)	28%	4%	20%	18%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.08		$10.80		$10.70	$11.62	$11.21	$11.42

Investment operations:
Net investment income (loss) (A)	0.22		0.22		0.21	0.28	0.28	0.28	(B)
Net realized and unrealized gain (loss)	1.01		0.46		0.67	(0.44)	0.69	0.16
Total investment operations	1.23		0.68		0.88	(0.16)	0.97	0.44

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.21)		(0.21)	(0.27)	(0.27)	(0.27)
Net realized gains	(0.24)		(0.19)		(0.57)	(0.49)	(0.29)	(0.38)
Total dividends and/or distributions to shareholders	(0.47)		(0.40)		(0.78)	(0.76)	(0.56)	(0.65)

Net asset value, end of period/year	$11.84		$11.08		$10.80	$10.70	$11.62	$11.21
Total return	11.26	%(C)	6.48%		8.95%	(1.56)%	8.97%	4.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,743		$15,655		$16,423	$19,845	$29,213	$25,946
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.25	%(E)	0.26%		0.27%	0.26%	0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.16	%(E)(F)	0.24	%(F)	0.27%	0.26%	0.26%	0.25	%(B)
Net investment income (loss) to average net assets	3.79	%(E)	2.04%		1.98%	2.51%	2.46%	2.50	%(B)
Portfolio turnover rate	4	%(C)	28%		4%	20%	18%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.16		$10.89	$10.78	$11.70	$11.28	$11.49

Investment operations:
Net investment income (loss) (A)	0.19		0.15	0.15	0.20	0.21	0.22	(B)
Net realized and unrealized gain (loss)	1.03		0.48	0.67	(0.42)	0.70	0.15
Total investment operations	1.22		0.63	0.82	(0.22)	0.91	0.37

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.17)	(0.14)	(0.21)	(0.20)	(0.20)
Net realized gains	(0.24)		(0.19)	(0.57)	(0.49)	(0.29)	(0.38)
Total dividends and/or distributions to shareholders	(0.45)		(0.36)	(0.71)	(0.70)	(0.49)	(0.58)

Net asset value, end of period/year	$11.93		$11.16	$10.89	$10.78	$11.70	$11.28
Total return	11.00	%(C)	5.90%	8.28%	(2.10)%	8.35%	3.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$904		$873	$855	$1,347	$1,359	$1,209
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.76%	0.86%	0.83%	0.85%	0.86%
Including waiver and/or reimbursement and recapture	0.73	%(E)	0.76%	0.86%	0.83%	0.85%	0.85	%(B)
Net investment income (loss) to average net assets	3.31	%(E)	1.42%	1.41%	1.82%	1.88%	1.97	%(B)
Portfolio turnover rate	4	%(C)	28%	4%	20%	18%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.53		$13.01	$14.38	$16.35	$14.71	$15.57

Investment operations:
Net investment income (loss) (A)	0.07		0.17	0.11	0.26	0.23	0.23	(B)
Net realized and unrealized gain (loss)	3.74		0.48	0.67	(0.56)	2.55	0.24
Total investment operations	3.81		0.65	0.78	(0.30)	2.78	0.47

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.19)	(0.32)	(0.24)	(0.23)
Net realized gains	(0.49)		(0.92)	(1.96)	(1.35)	(0.90)	(1.10)
Total dividends and/or distributions to shareholders	(0.59)		(1.13)	(2.15)	(1.67)	(1.14)	(1.33)

Net asset value, end of period/year	$15.75		$12.53	$13.01	$14.38	$16.35	$14.71
Total return (C)	30.89	%(D)	5.01%	7.89%	(2.33)%	20.19%	3.28%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,048,040		$809,244	$887,342	$922,131	$830,875	$727,751
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.48	%(F)	0.53%	0.54%	0.51%	0.52%	0.53%
Including waiver and/or reimbursement and recapture	0.48	%(F)	0.53%	0.54%	0.51%	0.52%	0.52	%(B)
Net investment income (loss) to average net assets	1.02	%(F)	1.40%	0.90%	1.65%	1.53%	1.63	%(B)
Portfolio turnover rate	5	%(D)	26%	1%	32%	9%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.11		$12.59	$13.88	$15.82	$14.26	$15.13

Investment operations:
Net investment income (loss) (A)	0.02		0.09	0.03	0.15	0.13	0.13	(B)
Net realized and unrealized gain (loss)	3.61		0.44	0.64	(0.55)	2.46	0.21
Total investment operations	3.63		0.53	0.67	(0.40)	2.59	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	—	(0.19)	(0.13)	(0.11)
Net realized gains	(0.49)		(0.92)	(1.96)	(1.35)	(0.90)	(1.10)
Total dividends and/or distributions to shareholders	(0.49)		(1.01)	(1.96)	(1.54)	(1.03)	(1.21)

Net asset value, end of period/year	$15.25		$12.11	$12.59	$13.88	$15.82	$14.26
Total return (C)	30.37	%(D)	4.13%	7.10%	(3.03)%	19.31%	2.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$127,208		$143,282	$205,681	$309,195	$628,621	$660,687
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.28	%(F)	1.31%	1.31%	1.26%	1.26%	1.27%
Including waiver and/or reimbursement and recapture	1.28	%(F)	1.31%	1.31%	1.26%	1.26%	1.26	%(B)
Net investment income (loss) to average net assets	0.33	%(F)	0.74%	0.25%	1.02%	0.91%	0.93	%(B)
Portfolio turnover rate	5	%(D)	26%	1%	32%	9%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.53		$13.01		$14.38	$16.36	$14.72	$15.59

Investment operations:
Net investment income (loss) (A)	0.10		0.22		0.16	0.30	0.23	0.28	(B)
Net realized and unrealized gain (loss)	3.74		0.47		0.65	(0.57)	2.59	0.22
Total investment operations	3.84		0.69		0.81	(0.27)	2.82	0.50

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.25)		(0.22)	(0.36)	(0.28)	(0.27)
Net realized gains	(0.49)		(0.92)		(1.96)	(1.35)	(0.90)	(1.10)
Total dividends and/or distributions to shareholders	(0.63)		(1.17)		(2.18)	(1.71)	(1.18)	(1.37)

Net asset value, end of period/year	$15.74		$12.53		$13.01	$14.38	$16.36	$14.72
Total return	31.12	%(C)	5.31%		8.19%	(2.11)%	20.52%	3.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,475		$32,886		$43,396	$51,209	$56,253	$32,116
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.24	%(E)	0.26%		0.27%	0.26%	0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.15	%(E)(F)	0.25	%(F)	0.27%	0.26%	0.26%	0.25	%(B)
Net investment income (loss) to average net assets	1.39	%(E)	1.81%		1.25%	1.95%	1.50%	1.96	%(B)
Portfolio turnover rate	5	%(C)	26%		1%	32%	9%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.41		$12.89	$14.22	$16.20	$14.57	$15.45

Investment operations:
Net investment income (loss) (A)	0.06		0.14	0.08	0.22	0.18	0.21	(B)
Net realized and unrealized gain (loss)	3.70		0.47	0.67	(0.57)	2.55	0.20
Total investment operations	3.76		0.61	0.75	(0.35)	2.73	0.41

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)	(0.12)	(0.28)	(0.20)	(0.19)
Net realized gains	(0.49)		(0.92)	(1.96)	(1.35)	(0.90)	(1.10)
Total dividends and/or distributions to shareholders	(0.56)		(1.09)	(2.08)	(1.63)	(1.10)	(1.29)

Net asset value, end of period/year	$15.61		$12.41	$12.89	$14.22	$16.20	$14.57
Total return	30.71	%(C)	4.72%	7.71%	(2.67)%	19.94%	2.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,563		$1,625	$1,940	$2,193	$2,702	$2,142
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.76%	0.80%	0.79%	0.80%	0.86%
Including waiver and/or reimbursement and recapture	0.73	%(E)	0.76%	0.80%	0.79%	0.80%	0.85	%(B)
Net investment income (loss) to average net assets	0.83	%(E)	1.17%	0.61%	1.41%	1.19%	1.47	%(B)
Portfolio turnover rate	5	%(C)	26%	1%	32%	9%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.87		$12.05	$12.81	$14.38	$13.34	$13.93

Investment operations:
Net investment income (loss) (A)	0.13		0.18	0.16	0.27	0.26	0.23	(B)
Net realized and unrealized gain (loss)	2.49		0.50	0.69	(0.50)	1.67	0.20
Total investment operations	2.62		0.68	0.85	(0.23)	1.93	0.43

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.23)	(0.21)	(0.30)	(0.25)	(0.23)
Net realized gains	(0.38)		(0.63)	(1.40)	(1.04)	(0.64)	(0.79)
Total dividends and/or distributions to shareholders	(0.53)		(0.86)	(1.61)	(1.34)	(0.89)	(1.02)

Net asset value, end of period/year	$13.96		$11.87	$12.05	$12.81	$14.38	$13.34
Total return (C)	22.38	%(D)	5.75%	8.37%	(2.02)%	15.32%	3.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,740,445		$1,423,975	$1,531,349	$1,589,016	$1,434,214	$1,315,381
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.46	%(F)	0.50%	0.51%	0.49%	0.49%	0.50%
Including waiver and/or reimbursement and recapture	0.46	%(F)	0.50%	0.51%	0.49%	0.49%	0.49	%(B)
Net investment income (loss) to average net assets	1.99	%(F)	1.59%	1.36%	1.98%	1.89%	1.76	%(B)
Portfolio turnover rate	6	%(D)	28%	3%	32%	14%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.96		$12.10	$12.72		$14.28	$13.24	$13.82

Investment operations:
Net investment income (loss) (A)	0.09		0.11	0.08		0.18	0.17	0.14	(B)
Net realized and unrealized gain (loss)	2.50		0.48	0.70		(0.52)	1.65	0.19
Total investment operations	2.59		0.59	0.78		(0.34)	1.82	0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.10)	(0.00	)(C)	(0.18)	(0.14)	(0.12)
Net realized gains	(0.38)		(0.63)	(1.40)		(1.04)	(0.64)	(0.79)
Total dividends and/or distributions to shareholders	(0.41)		(0.73)	(1.40)		(1.22)	(0.78)	(0.91)

Net asset value, end of period/year	$14.14		$11.96	$12.10		$12.72	$14.28	$13.24
Total return (D)	21.91	%(E)	4.97%	7.60%		(2.82)%	14.48%	2.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$187,060		$245,806	$354,235		$547,237	$1,123,771	$1,286,726
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.25	%(G)	1.27%	1.28%		1.24%	1.24%	1.24%
Including waiver and/or reimbursement and recapture	1.25	%(G)	1.27%	1.28%		1.24%	1.24%	1.23	%(B)
Net investment income (loss) to average net assets	1.39	%(G)	0.93%	0.68%		1.33%	1.25%	1.05	%(B)
Portfolio turnover rate	6	%(E)	28%	3%		32%	14%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.87		$12.04		$12.80	$14.38	$13.34	$13.93

Investment operations:
Net investment income (loss) (A)	0.16		0.22		0.19	0.30	0.27	0.27	(B)
Net realized and unrealized gain (loss)	2.47		0.50		0.68	(0.51)	1.69	0.19
Total investment operations	2.63		0.72		0.87	(0.21)	1.96	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.26)		(0.23)	(0.33)	(0.28)	(0.26)
Net realized gains	(0.38)		(0.63)		(1.40)	(1.04)	(0.64)	(0.79)
Total dividends and/or distributions to shareholders	(0.56)		(0.89)		(1.63)	(1.37)	(0.92)	(1.05)

Net asset value, end of period/year	$13.94		$11.87		$12.04	$12.80	$14.38	$13.34
Total return	22.48	%(C)	6.12%		8.64%	(1.84)%	15.62%	3.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,050		$58,844		$72,827	$81,772	$85,959	$53,166
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.23	%(E)	0.25%		0.26%	0.25%	0.25%	0.25%
Including waiver and/or reimbursement and recapture	0.14	%(E)(F)	0.24	%(F)	0.26%	0.25%	0.25%	0.24	%(B)
Net investment income (loss) to average net assets	2.34	%(E)	1.92%		1.65%	2.24%	1.96%	2.04	%(B)
Portfolio turnover rate	6	%(C)	28%		3%	32%	14%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.84		$11.99	$12.73	$14.30	$13.26	$13.85

Investment operations:
Net investment income (loss) (A)	0.12		0.14	0.13	0.24	0.18	0.21	(B)
Net realized and unrealized gain (loss)	2.47		0.51	0.68	(0.52)	1.70	0.18
Total investment operations	2.59		0.65	0.81	(0.28)	1.88	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.17)	(0.15)	(0.25)	(0.20)	(0.19)
Net realized gains	(0.38)		(0.63)	(1.40)	(1.04)	(0.64)	(0.79)
Total dividends and/or distributions to shareholders	(0.49)		(0.80)	(1.55)	(1.29)	(0.84)	(0.98)

Net asset value, end of period/year	$13.94		$11.84	$11.99	$12.73	$14.30	$13.26
Total return	22.15	%(C)	5.51%	8.08%	(2.33)%	15.03%	3.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,779		$1,979	$2,082	$3,268	$4,246	$4,483
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.77%	0.78%	0.76%	0.76%	0.79%
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.77%	0.78%	0.76%	0.76%	0.78	%(B)
Net investment income (loss) to average net assets	1.77	%(E)	1.26%	1.12%	1.74%	1.36%	1.61	%(B)
Portfolio turnover rate	6	%(C)	28%	3%	32%	14%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.48		$11.46	$11.64	$12.80	$12.11	$12.46

Investment operations:
Net investment income (loss) (A)	0.17		0.19	0.18	0.26	0.25	0.24	(B)
Net realized and unrealized gain (loss)	1.63		0.47	0.69	(0.47)	1.08	0.18
Total investment operations	1.80		0.66	0.87	(0.21)	1.33	0.42

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.25)	(0.23)	(0.27)	(0.23)	(0.25)
Net realized gains	(0.30)		(0.39)	(0.82)	(0.68)	(0.41)	(0.52)
Total dividends and/or distributions to shareholders	(0.50)		(0.64)	(1.05)	(0.95)	(0.64)	(0.77)

Net asset value, end of period/year	$12.78		$11.48	$11.46	$11.64	$12.80	$12.11
Total return (C)	15.87	%(D)	5.93%	8.51%	(1.89)%	11.54%	3.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,174,267		$1,004,834	$1,066,485	$1,124,731	$1,094,724	$1,000,707
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.44	%(F)	0.49%	0.49%	0.48%	0.48%	0.48%
Including waiver and/or reimbursement and recapture	0.44	%(F)	0.49%	0.49%	0.48%	0.48%	0.47	%(B)
Net investment income (loss) to average net assets	2.72	%(F)	1.72%	1.64%	2.12%	2.07%	2.04	%(B)
Portfolio turnover rate	5	%(D)	24%	4%	25%	13%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.52		$11.47	$11.55	$12.70	$12.01	$12.36

Investment operations:
Net investment income (loss) (A)	0.13		0.12	0.10	0.17	0.17	0.16	(B)
Net realized and unrealized gain (loss)	1.63		0.45	0.70	(0.48)	1.06	0.17
Total investment operations	1.76		0.57	0.80	(0.31)	1.23	0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.13)	(0.06)	(0.16)	(0.13)	(0.16)
Net realized gains	(0.30)		(0.39)	(0.82)	(0.68)	(0.41)	(0.52)
Total dividends and/or distributions to shareholders	(0.38)		(0.52)	(0.88)	(0.84)	(0.54)	(0.68)

Net asset value, end of period/year	$12.90		$11.52	$11.47	$11.55	$12.70	$12.01
Total return (C)	15.45	%(D)	5.06%	7.77%	(2.68)%	10.69%	2.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$122,360		$176,866	$266,489	$415,277	$786,977	$939,970
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.23	%(F)	1.27%	1.26%	1.23%	1.22%	1.22%
Including waiver and/or reimbursement and recapture	1.23	%(F)	1.27%	1.26%	1.23%	1.22%	1.21	%(B)
Net investment income (loss) to average net assets	2.15	%(F)	1.07%	0.93%	1.43%	1.43%	1.40	%(B)
Portfolio turnover rate	5	%(D)	24%	4%	25%	13%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.48		$11.46		$11.63	$12.80	$12.11	$12.46

Investment operations:
Net investment income (loss) (A)	0.19		0.22		0.20	0.29	0.28	0.28	(B)
Net realized and unrealized gain (loss)	1.62		0.47		0.70	(0.48)	1.08	0.17
Total investment operations	1.81		0.69		0.90	(0.19)	1.36	0.45

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.28)		(0.25)	(0.30)	(0.26)	(0.28)
Net realized gains	(0.30)		(0.39)		(0.82)	(0.68)	(0.41)	(0.52)
Total dividends and/or distributions to shareholders	(0.53)		(0.67)		(1.07)	(0.98)	(0.67)	(0.80)

Net asset value, end of period/year	$12.76		$11.48		$11.46	$11.63	$12.80	$12.11
Total return	15.94	%(C)	6.19%		8.86%	(1.73)%	11.80%	3.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,917		$42,338		$49,587	$48,287	$59,664	$43,818
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.22	%(E)	0.26%		0.26%	0.26%	0.25%	0.25%
Including waiver and/or reimbursement and recapture	0.13	%(E)(F)	0.25	%(F)	0.26%	0.26%	0.25%	0.24	%(B)
Net investment income (loss) to average net assets	3.06	%(E)	2.00%		1.84%	2.40%	2.26%	2.40	%(B)
Portfolio turnover rate	5	%(C)	24%		4%	25%	13%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.42		$11.39	$11.57	$12.72	$12.03	$12.39

Investment operations:
Net investment income (loss) (A)	0.13		0.16	0.17	0.22	0.17	0.21	(B)
Net realized and unrealized gain (loss)	1.64		0.47	0.66	(0.46)	1.13	0.17
Total investment operations	1.77		0.63	0.83	(0.24)	1.30	0.38

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.21)	(0.19)	(0.23)	(0.20)	(0.22)
Net realized gains	(0.30)		(0.39)	(0.82)	(0.68)	(0.41)	(0.52)
Total dividends and/or distributions to shareholders	(0.46)		(0.60)	(1.01)	(0.91)	(0.61)	(0.74)

Net asset value, end of period/year	$12.73		$11.42	$11.39	$11.57	$12.72	$12.03
Total return	15.70	%(C)	5.72%	8.21%	(2.08)%	11.20%	3.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,815		$3,031	$3,058	$4,313	$4,693	$5,256
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.70	%(E)	0.73%	0.74%	0.73%	0.73%	0.74%
Including waiver and/or reimbursement and recapture	0.70	%(E)	0.73%	0.74%	0.73%	0.73%	0.72	%(B)
Net investment income (loss) to average net assets	2.16	%(E)	1.46%	1.54%	1.82%	1.38%	1.80	%(B)
Portfolio turnover rate	5	%(C)	24%	4%	25%	13%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.66		$10.57	$10.22	$10.38	$10.00

Investment operations:
Net investment income (loss) (B)	0.21		0.16	0.24	0.16	0.05
Net realized and unrealized gain (loss)	1.56		0.58	0.69	(0.16)	0.37
Total investment operations	1.77		0.74	0.93	—	0.42

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.16)	(0.24)	(0.16)	(0.04)
Net realized gains	(0.67)		(0.49)	(0.34)	—	—
Total dividends and/or distributions to shareholders	(0.89)		(0.65)	(0.58)	(0.16)	(0.04)

Net asset value, end of period/year	$11.54		$10.66	$10.57	$10.22	$10.38
Total return	17.04	%(C)	7.33%	9.85%	(0.07)%	4.24	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$332,281		$300,319	$332,117	$357,118	$424,721
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	3.81	%(E)	1.53%	2.35%	1.51%	0.99	%(E)
Portfolio turnover rate	21	%(C)	48%	35%	27%	26	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015
Net asset value, beginning of period/year	$10.66		$10.57	$10.22	$10.38	$9.58		$9.23	$9.35

Investment operations:
Net investment income (loss) (D)	0.23		0.18	0.26	0.18	0.13		0.18	0.15
Net realized and unrealized gain (loss)	1.56		0.59	0.69	(0.16)	0.78		0.35	(0.12)
Total investment operations	1.79		0.77	0.95	0.02	0.91		0.53	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.19)	(0.26)	(0.18)	(0.11)		(0.18)	(0.15)
Net realized gains	(0.67)		(0.49)	(0.34)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.91)		(0.68)	(0.60)	(0.18)	(0.11)		(0.18)	(0.15)

Net asset value, end of period/year	$11.54		$10.66	$10.57	$10.22	$10.38		$9.58	$9.23
Total return	17.19	%(E)	7.61%	10.10%	0.18%	9.53	%(E)	5.74%	0.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,356		$8,807	$9,321	$15,632	$20,852		$78,806	$79,613
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.38%	0.38%	0.21	%(G)	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.35%	0.35%	0.20	%(G)	0.10%	0.10%
Net investment income (loss) to average net assets	4.02	%(G)	1.75%	2.60%	1.73%	1.37	%(G)	1.88%	1.57%
Portfolio turnover rate	21	%(E)	48%	35%	27%	26	%(E)	45%	42%

(A)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.12		$10.50	$10.64	$10.68		$10.00

Investment operations:
Net investment income (loss) (B)	0.23		0.12	0.22	0.10		0.01
Net realized and unrealized gain (loss)	2.68		0.67	0.68	(0.05	)(C)	0.68
Total investment operations	2.91		0.79	0.90	0.05		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.13)	(0.23)	(0.09)		(0.01)
Net realized gains	(0.98)		(1.04)	(0.81)	—		—
Total dividends and/or distributions to shareholders	(1.23)		(1.17)	(1.04)	(0.09)		(0.01)

Net asset value, end of period/year	$11.80		$10.12	$10.50	$10.64		$10.68
Total return	29.91	%(D)	7.72%	10.28%	0.47%		6.90	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$204,115		$164,147	$177,392	$190,928		$225,869
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.62%	0.62%	0.62%		0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)	0.60%	0.60%	0.60%		0.60	%(F)
Net investment income (loss) to average net assets	4.05	%(F)	1.19%	2.16%	0.86%		0.14	%(F)
Portfolio turnover rate	14	%(D)	52%	40%	30%		35	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015
Net asset value, beginning of period/year	$10.13		$10.51	$10.64	$10.68		$9.38		$8.87	$8.92

Investment operations:
Net investment income (loss) (D)	0.24		0.14	0.25	0.12		0.06		0.11	0.11
Net realized and unrealized gain (loss)	2.69		0.67	0.67	(0.04	)(E)	1.31		0.51	(0.05)
Total investment operations	2.93		0.81	0.92	0.08		1.37		0.62	0.06

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.15)	(0.24)	(0.12)		(0.07)		(0.11)	(0.11)
Net realized gains	(0.98)		(1.04)	(0.81)	—		—		—	—
Total dividends and/or distributions to shareholders	(1.24)		(1.19)	(1.05)	(0.12)		(0.07)		(0.11)	(0.11)

Net asset value, end of period/year	$11.82		$10.13	$10.51	$10.64		$10.68		$9.38	$8.87
Total return	30.14	%(F)	7.98%	10.57%	0.72%		14.69	%(F)	7.07%	0.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,579		$5,134	$8,695	$25,038		$32,618		$28,489	$28,659
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.38	%(H)	0.38%	0.38%	0.38%		0.28	%(H)	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(H)	0.35%	0.35%	0.35%		0.26	%(H)	0.10%	0.10%
Net investment income (loss) to average net assets	4.29	%(H)	1.44%	2.47%	1.09%		0.64	%(H)	1.29%	1.19%
Portfolio turnover rate	14	%(F)	52%	40%	30%		35	%(F)	28%	43%

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.54		$10.29	$9.76	$10.10	$10.00

Investment operations:
Net investment income (loss) (B)	0.18		0.20	0.25	0.22	0.08
Net realized and unrealized gain (loss)	0.24		0.30	0.57	(0.34)	0.09
Total investment operations	0.42		0.50	0.82	(0.12)	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.20)	(0.26)	(0.22)	(0.07)
Net realized gains	(0.14)		(0.05)	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.32)		(0.25)	(0.29)	(0.22)	(0.07)

Net asset value, end of period/year	$10.64		$10.54	$10.29	$9.76	$10.10
Total return	4.01	%(C)	5.02%	8.51%	(1.21)%	1.72	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$119,675		$122,392	$131,052	$142,129	$181,866
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	3.31	%(E)	1.91%	2.53%	2.21%	1.77	%(E)
Portfolio turnover rate	12	%(C)	29%	26%	52%	22	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015
Net asset value, beginning of period/year	$10.54		$10.29	$9.76	$10.10	$9.81		$9.63	$9.92

Investment operations:
Net investment income (loss) (D)	0.19		0.24	0.28	0.23	0.17		0.25	0.21
Net realized and unrealized gain (loss)	0.24		0.29	0.57	(0.33)	0.28		0.18	(0.28)
Total investment operations	0.43		0.53	0.85	(0.10)	0.45		0.43	(0.07)

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.23)	(0.29)	(0.24)	(0.16)		(0.25)	(0.22)
Net realized gains	(0.14)		(0.05)	(0.03)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.33)		(0.28)	(0.32)	(0.24)	(0.16)		(0.25)	(0.22)

Net asset value, end of period/year	$10.64		$10.54	$10.29	$9.76	$10.10		$9.81	$9.63
Total return	4.14	%(E)	5.29%	8.78%	(1.01)%	4.49	%(E)	4.48%	(0.72)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$564		$552	$2,762	$3,156	$6,959		$11,896	$12,349
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.38%	0.38%	0.23	%(G)	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.35%	0.35%	0.22	%(G)	0.10%	0.10%
Net investment income (loss) to average net assets	3.55	%(G)	2.32%	2.75%	2.30%	1.98	%(G)	2.53%	2.07%
Portfolio turnover rate	12	%(E)	29%	26%	52%	22	%(E)	49%	60%

(A)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS

At April 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)	A,C,I,R
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)	A,C,I,R
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)	A,C,I,R
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)	A,C,I,R
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)	R,R4
Transamerica Asset Allocation Long Horizon (“Long Horizon”)	R,R4
Transamerica Asset Allocation Short Horizon (“Short Horizon”)	R,R4

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase.

Each Fund, a “fund of funds”, invests the majority of its assets among certain other series of the Trust (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM is responsible for the day-to-day management of Intermediate Horizon, Long Horizon and Short Horizon. For each of the other Funds, TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of these other Funds without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions;

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

1. ORGANIZATION (continued)

compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2021, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2021, the Funds have not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2021. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$880,386	$—	$—	$880,386
Total	$—	$—	$880,386	$—	$—	$880,386

Asset Allocation – Growth
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$1,570,073	$—	$—	$1,570,073
Total	$—	$—	$1,570,073	$—	$—	$1,570,073

Asset Allocation – Moderate Growth
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$1,882,479	$—	$—	$1,882,479
Total	$—	$—	$1,882,479	$—	$—	$1,882,479

Asset Allocation – Moderate
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$1,406,824	$—	$—	$1,406,824
Total	$—	$—	$1,406,824	$—	$—	$1,406,824

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2021. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts	$—	$—	$2,432,409	$—	$—	$2,432,409
Total	$—	$—	$2,432,409	$—	$—	$2,432,409

Asset Allocation – Growth
Futures contracts	$—	$—	$3,369,230	$—	$—	$3,369,230
Total	$—	$—	$3,369,230	$—	$—	$3,369,230

Asset Allocation – Moderate Growth
Futures contracts	$—	$—	$4,623,827	$—	$—	$4,623,827
Total	$—	$—	$4,623,827	$—	$—	$4,623,827

Asset Allocation – Moderate
Futures contracts	$—	$—	$3,307,343	$—	$—	$3,307,343
Total	$—	$—	$3,307,343	$—	$—	$3,307,343

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts	$—	$—	$1,391,760	$—	$—	$1,391,760
Total	$—	$—	$1,391,760	$—	$—	$1,391,760

Asset Allocation – Growth
Futures contracts	$—	$—	$2,173,129	$—	$—	$2,173,129
Total	$—	$—	$2,173,129	$—	$—	$2,173,129

Asset Allocation – Moderate Growth
Futures contracts	$—	$—	$2,323,178	$—	$—	$2,323,178
Total	$—	$—	$2,323,178	$—	$—	$2,323,178

Asset Allocation – Moderate
Futures contracts	$—	$—	$1,879,732	$—	$—	$1,879,732
Total	$—	$—	$1,879,732	$—	$—	$1,879,732

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2021.

	Asset Allocation – Conservative	Asset Allocation – Growth	Asset Allocation – Moderate Growth	Asset Allocation – Moderate
Futures contracts:
Average notional value of contracts – long	$15,375,113	$22,154,327	$27,274,068	$20,405,432

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market values of a Fund’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Allocation risk: A Fund’s investment performance, in large part, depends on a Fund’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying funds may not produce the desired results.

Underlying funds risk: Because a Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects a Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which a Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, a Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of a Fund’s prospectus identifies certain risks of each underlying fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer.

Fixed income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may be more difficult to value than investments in U.S. issuers.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, Aegon USA Investment Management, LLC (“AUIM”), Aegon Asset Management UK (“AAM UK”), TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying Funds in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

As of April 30, 2021, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Conservative	$1,382,061	0.19%
Asset Allocation – Growth	—	—
Asset Allocation – Moderate Growth	2,199,267	0.11

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Moderate	$1,211,723	0.09%
Intermediate Horizon	342,636,929	100.00
Long Horizon	210,694,294	100.00
Short Horizon	120,238,850	100.00

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily ANA at the following rates:

Fund	Rate
Asset Allocation – Conservative (A)
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Asset Allocation – Growth (A)
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Asset Allocation – Moderate Growth (A)
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800

Fund	Rate
Asset Allocation – Moderate (A)
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Intermediate Horizon	0.1200
Long Horizon	0.1200
Short Horizon	0.1200

(A)

TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees on Class I shares through March 1, 2022. These amounts are not subject to recapture by TAM.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Conservative
Class A	0.60%	March 1, 2022
Class C	1.35	March 1, 2022
Class I	0.35	March 1, 2022
Class R	0.95	March 1, 2022
Asset Allocation – Growth
Class A	0.60	March 1, 2022
Class C	1.35	March 1, 2022
Class I	0.35	March 1, 2022
Class R	0.95	March 1, 2022
Asset Allocation – Moderate Growth
Class A	0.60	March 1, 2022
Class C	1.35	March 1, 2022
Class I	0.35	March 1, 2022
Class R	0.85	March 1, 2022

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Moderate
Class A	0.60%	March 1, 2022
Class C	1.35	March 1, 2022
Class I	0.35	March 1, 2022
Class R	0.85	March 1, 2022
Intermediate Horizon
Class R	0.60	March 1, 2022
Class R4	0.35	March 1, 2022
Long Horizon
Class R	0.60	March 1, 2022
Class R4	0.35	March 1, 2022
Short Horizon
Class R	0.60	March 1, 2022
Class R4	0.35	March 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended October 31, 2018, October 31, 2019, October 31, 2020 and the period ended April 30, 2021, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period.

	Amounts Available
Fund	2018	2019	2020	2021	Total
Intermediate Horizon
Class R	$38,993	$68,279	$62,371	$32,409	$202,052
Class R4	2,409	4,035	2,620	1,353	10,417
Long Horizon
Class R	21,297	36,449	33,633	19,260	110,639
Class R4	3,759	6,110	2,336	844	13,049
Short Horizon
Class R	15,530	27,172	25,251	12,229	80,182
Class R4	533	880	577	78	2,068

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I.

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2021, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Conservative
Class A	$80,995	$104
Class C	—	3,312
Asset Allocation – Growth
Class A	274,294	343
Class C	—	6,886

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Moderate Growth
Class A	$330,915	$536
Class C	—	9,250
Asset Allocation – Moderate
Class A	197,412	192
Class C	—	3,270

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2021, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Asset Allocation – Conservative	$253,108	$42,617
Asset Allocation – Growth	614,721	109,171
Asset Allocation – Moderate Growth	863,248	152,113
Asset Allocation – Moderate	521,925	91,130
Intermediate Horizon	368	64
Long Horizon	230	40
Short Horizon	21	4

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the Investment Manager or sub-adviser(s) for the period ended April 30, 2021.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Asset Allocation – Conservative	$28,685,818	$72,600,000
Asset Allocation – Growth	61,000,000	142,800,000
Asset Allocation – Moderate Growth	109,750,596	218,500,000
Asset Allocation – Moderate	70,453,397	147,150,000
Intermediate Horizon	71,473,527	90,634,804
Long Horizon	27,423,146	36,648,053
Short Horizon	14,583,138	22,444,163

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Asset Allocation – Conservative	$625,460,439	$91,034,872	$(24,340)	$91,010,532
Asset Allocation – Growth	866,128,995	334,065,715	(54,129)	334,011,586
Asset Allocation – Moderate Growth	1,533,305,462	450,063,585	(627,139)	449,436,446
Asset Allocation – Moderate	1,086,726,317	240,904,500	(315,832)	240,588,668
Intermediate Horizon	291,251,755	51,717,705	(163,214)	51,554,491
Long Horizon	164,623,186	46,198,403	(24,033)	46,174,370
Short Horizon	113,984,004	6,351,050	(34,642)	6,316,408

11. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s Class R4 underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Intermediate Horizon	May 19, 2017	1.23-for-1	6,178,610	7,629,144	Decrease	Increase
Long Horizon	May 19, 2017	1.22-for-1	2,274,630	2,783,722	Decrease	Increase
Short Horizon	May 19, 2017	1.11-for-1	963,865	1,072,255	Decrease	Increase

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10-11, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2021

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2021

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2021

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

278657 04/21

© 2021 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2021

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2021

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Fund(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all shareholders. We believe this to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in November 2020 with markets bracing for a potentially contested U.S. presidential election; however, within a week’s time Joe Biden was declared the President-Elect and Pfizer announced highly successful Phase III clinical trial results on its COVID-19 vaccine. Along with continuing accommodative monetary policy from the Federal Reserve (“Fed”), the S&P 500® Index closed out the year exceeding its pre-pandemic high water mark. The tech-heavy NASDAQ Composite Index also finished the year strong with better than 90% price appreciation from its March 2020 lows fueled in large part by “stay at home” technology stocks benefitting from the global quarantine.

The period experienced a strong rotation from growth to value stocks driven in large part by expectations of a rising economic tide, higher-long term interest rates and a steepening yield curve, as well as prospective changes in consumer behavior driven by a re-opening of the economy, which is potentially more advantageous to the value universe.

Credit markets also continued their recovery as the Fed provided strong support in the form of lower rates and large-scale open market activity. As the economy continued to rebound, fundamentals further improved from the period, and credit spreads narrowed materially and closed out the period basically in line with pre-COVID levels.

Perhaps of greatest significance was the successful development, approval and distribution of three separate vaccines allowing for widespread vaccination against the COVID-19 virus. Although virus case numbers spiked to record levels by late January 2021, national distribution efforts helped to advance the goal of mass vaccination, and by the end of April virus case trends had declined materially. This spurred investor and consumer confidence, new rounds of business re-openings and upgrades of economic forecasts for the year ahead. As a result, long-term interest rates moved higher in expectation of a further improving economy, and by the end of April fears of inflation, previously benign for most of the preceding decade, were once again on the radars of investors.

For the six-month period ended April 30, 2021, the S&P 500® Index returned 28.85%, while the MSCI EAFE Index, representing international developed market equities, returned 28.84%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.52%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

NASDAQ Composite Index: The Nasdaq Composite Index is a stock market index that consists of the stocks that are listed on the Nasdaq stock exchange.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Fund’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results.

Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2020, and held for the entire six-month period until April 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Balanced II
Class I3	$1,000.00	$1,169.60	$3.12	$1,021.90	$2.91	0.58%
Class R	1,000.00	1,166.80	5.75	1,019.50	5.36	1.07

Transamerica Bond
Class A	1,000.00	1,006.70	4.48	1,020.30	4.51	0.90
Class C	1,000.00	1,004.70	7.51	1,017.30	7.55	1.51
Class I	1,000.00	1,008.80	2.44	1,022.40	2.46	0.49
Class I2	1,000.00	1,009.10	2.14	1,022.70	2.16	0.43
Class R6	1,000.00	1,010.20	2.14	1,022.70	2.16	0.43

Transamerica Capital Growth
Class A	1,000.00	1,227.70	5.47	1,019.90	4.96	0.99
Class C	1,000.00	1,222.90	9.59	1,016.20	8.70	1.74
Class I	1,000.00	1,229.10	4.37	1,020.90	3.96	0.79
Class I2	1,000.00	1,229.30	3.76	1,021.40	3.41	0.68
Class R6	1,000.00	1,229.30	3.81	1,021.40	3.46	0.69

Transamerica Dynamic Income
Class A	1,000.00	1,093.70	4.78	1,020.20	4.61	0.92	(C)
Class C	1,000.00	1,089.90	8.65	1,016.50	8.35	1.67	(C)
Class I	1,000.00	1,095.90	3.48	1,021.50	3.36	0.67	(C)

Transamerica Funds	Semi-Annual Report 2021

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)		Ending Account Value April 30, 2021	Expenses Paid During Period (B)		Net Annualized Expense Ratio

Transamerica Emerging Markets Debt
Class A	$1,000.00	$1,050.90	$6.15		$1,018.80	$6.06		1.21%
Class C	1,000.00	1,047.20	9.59		1,015.40	9.44		1.89
Class I	1,000.00	1,052.50	4.17		1,020.70	4.11		0.82
Class I2	1,000.00	1,052.40	3.66		1,021.20	3.61		0.72
Class R6	1,000.00	1,053.50	3.67		1,021.20	3.61		0.72

Transamerica Emerging Markets Opportunities
Class I	1,000.00	1,259.50	5.49		1,019.90	4.91		0.98	(C)
Class I2	1,000.00	1,260.10	4.93		1,020.40	4.41		0.88	(C)

Transamerica Event Driven
Class I	1,000.00	1,076.40	6.95		1,018.10	6.76		1.35
Class I2	1,000.00	1,071.40	6.93		1,018.10	6.76		1.35

Transamerica Floating Rate
Class A	1,000.00	1,043.30	5.32		1,019.60	5.26		1.05	(C)
Class C	1,000.00	1,038.30	9.10		1,015.90	9.00		1.80	(C)
Class I	1,000.00	1,043.60	4.05		1,020.80	4.01		0.80	(C)
Class I2	1,000.00	1,044.60	4.06		1,020.80	4.01		0.80	(C)

Transamerica Global Equity
Class A	1,000.00	1,268.90	7.59		1,018.10	6.76		1.35	(C)
Class C	1,000.00	1,264.20	11.79		1,014.40	10.49		2.10	(C)
Class I	1,000.00	1,270.90	6.19		1,019.30	5.51		1.10	(C)
Class R6	1,000.00	1,271.10	5.63		1,019.80	5.01		1.00	(C)

Transamerica Government Money Market
Class A	1,000.00	1,001.60	(1.04)		1,025.80	(1.05)		(0.21)
Class C	1,000.00	1,000.60	0.00	(D)	1,024.80	0.00	(D)	0.00	(E)
Class I	1,000.00	1,001.10	(0.55)		1,025.30	(0.55)		(0.11)
Class I2	1,000.00	1,001.50	(0.89)		1,025.70	(0.90)		(0.18)
Class I3	1,000.00	1,001.50	(0.99)		1,025.80	(1.00)		(0.20)
Class R2	1,000.00	1,000.00	0.60		1,024.20	0.60		0.12
Class R4	1,000.00	1,001.80	(1.14)		1,025.90	(1.16)		(0.23)

Transamerica High Quality Bond
Class I3	1,000.00	1,009.90	2.39		1,022.40	2.41		0.48
Class R	1,000.00	1,008.40	4.88		1,019.90	4.91		0.98
Class R4	1,000.00	1,009.00	3.24		1,021.60	3.26		0.65

Transamerica High Yield Bond
Class A	1,000.00	1,090.30	5.18		1,019.80	5.01		1.00
Class C	1,000.00	1,085.40	8.89		1,016.30	8.60		1.72
Class I	1,000.00	1,091.80	3.06		1,021.90	2.96		0.59
Class I2	1,000.00	1,091.80	3.01		1,021.90	2.91		0.58
Class I3	1,000.00	1,091.80	3.11		1,021.80	3.01		0.60
Class R	1,000.00	1,089.00	5.70		1,019.30	5.51		1.10
Class R4	1,000.00	1,088.60	4.40		1,020.60	4.26		0.85
Class R6	1,000.00	1,091.80	3.01		1,021.90	2.91		0.58

Transamerica High Yield ESG
Class I	1,000.00	1,042.40	3.90		1,021.00	3.86		0.77
Class I2	1,000.00	1,042.50	3.80		1,021.10	3.76		0.75

Transamerica High Yield Muni
Class A	1,000.00	1,074.20	4.68		1,020.30	4.56		0.91	(C)
Class C	1,000.00	1,071.00	7.75		1,017.30	7.55		1.51	(C)
Class I	1,000.00	1,075.00	3.91		1,021.00	3.81		0.76	(C)
Class I2	1,000.00	1,075.20	3.50		1,021.40	3.41		0.68	(C)

Transamerica Inflation Opportunities
Class A	1,000.00	1,024.40	5.02		1,019.80	5.01		1.00	(C)
Class C	1,000.00	1,020.20	8.62		1,016.30	8.60		1.72	(C)
Class I	1,000.00	1,025.40	3.26		1,021.60	3.26		0.65	(C)
Class I2	1,000.00	1,026.20	3.27		1,021.60	3.26		0.65	(C)
Class R6	1,000.00	1,025.30	3.26		1,021.60	3.26		0.65	(C)

Transamerica Inflation-Protected Securities
Class I3	1,000.00	1,019.40	2.60		1,022.20	2.61		0.52	(C)
Class R	1,000.00	1,016.10	4.95		1,019.90	4.96		0.99	(C)
Class R4	1,000.00	1,018.30	3.20		1,021.60	3.21		0.64	(C)

Transamerica Funds	Semi-Annual Report 2021

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Intermediate Bond
Class I2	$1,000.00	$991.10	$2.07	$1,022.70	$2.11	0.42%
Class I3	1,000.00	991.20	2.07	1,022.70	2.11	0.42
Class R	1,000.00	988.70	4.54	1,020.20	4.61	0.92
Class R4	1,000.00	990.00	3.21	1,021.60	3.26	0.65

Transamerica Intermediate Muni
Class A	1,000.00	1,027.70	3.17	1,021.70	3.16	0.63	(C)
Class C	1,000.00	1,024.60	6.27	1,018.60	6.26	1.25	(C)
Class I	1,000.00	1,028.40	2.46	1,022.40	2.46	0.49	(C)
Class I2	1,000.00	1,028.70	2.26	1,022.60	2.26	0.45	(C)

Transamerica International Equity
Class A	1,000.00	1,337.60	7.24	1,018.60	6.26	1.25
Class C	1,000.00	1,332.50	11.28	1,015.10	9.74	1.95
Class I	1,000.00	1,339.40	4.93	1,020.60	4.26	0.85
Class I2	1,000.00	1,340.70	4.41	1,021.00	3.81	0.76
Class I3	1,000.00	1,340.80	4.41	1,021.00	3.81	0.76
Class R	1,000.00	1,337.20	7.24	1,018.60	6.26	1.25
Class R4	1,000.00	1,339.00	5.86	1,019.80	5.06	1.01
Class R6	1,000.00	1,340.40	4.41	1,021.00	3.81	0.76

Transamerica International Growth
Class A	1,000.00	1,271.80	6.82	1,018.80	6.06	1.21
Class I	1,000.00	1,273.30	5.13	1,020.30	4.56	0.91
Class I2	1,000.00	1,272.40	4.45	1,020.90	3.96	0.79
Class R6	1,000.00	1,272.70	4.45	1,020.90	3.96	0.79

Transamerica International Small Cap Value
Class I	1,000.00	1,349.70	6.47	1,019.30	5.56	1.11
Class I2	1,000.00	1,350.90	5.89	1,019.80	5.06	1.01

Transamerica International Stock
Class A	1,000.00	1,315.50	7.18	1,018.60	6.26	1.25	(C)
Class I	1,000.00	1,318.30	5.75	1,019.80	5.01	1.00	(C)
Class I2	1,000.00	1,318.40	5.63	1,019.90	4.91	0.98	(C)
Class R6	1,000.00	1,318.30	5.63	1,019.90	4.91	0.98	(C)

Transamerica Large Cap Value
Class A	1,000.00	1,433.70	6.09	1,019.80	5.06	1.01
Class C	1,000.00	1,428.40	10.84	1,015.90	9.00	1.80
Class I	1,000.00	1,435.40	3.86	1,021.60	3.21	0.64
Class I2	1,000.00	1,435.60	3.74	1,021.70	3.11	0.62
Class R6	1,000.00	1,435.60	3.74	1,021.70	3.11	0.62

Transamerica Large Core
Class I3	1,000.00	1,292.40	3.07	1,022.10	2.71	0.54	(C)
Class R	1,000.00	1,289.30	5.85	1,019.70	5.16	1.03	(C)
Class R4	1,000.00	1,290.70	4.49	1,020.90	3.96	0.79	(C)

Transamerica Large Growth
Class I3	1,000.00	1,244.70	3.84	1,021.40	3.46	0.69
Class R	1,000.00	1,241.80	6.56	1,018.90	5.91	1.18
Class R4	1,000.00	1,244.10	5.01	1,020.30	4.51	0.90

Transamerica Large Value Opportunities
Class I3	1,000.00	1,350.60	2.91	1,022.30	2.51	0.50	(C)
Class R	1,000.00	1,346.90	5.82	1,019.80	5.01	1.00	(C)
Class R4	1,000.00	1,348.60	4.37	1,021.10	3.76	0.75	(C)

Transamerica Mid Cap Growth
Class A	1,000.00	1,240.60	6.33	1,019.10	5.71	1.14
Class C	1,000.00	1,234.60	10.47	1,015.40	9.44	1.89
Class I	1,000.00	1,241.80	4.72	1,020.60	4.26	0.85
Class I2	1,000.00	1,242.60	4.17	1,021.10	3.76	0.75
Class I3	1,000.00	1,241.90	4.17	1,021.10	3.76	0.75
Class R	1,000.00	1,239.90	6.89	1,018.60	6.21	1.24
Class R4	1,000.00	1,242.10	5.28	1,020.10	4.76	0.95

Transamerica Funds	Semi-Annual Report 2021

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Mid Cap Value Opportunities
Class A	$1,000.00	$1,429.10	$7.23	$1,018.80	$6.01	1.20%
Class C	1,000.00	1,424.50	11.24	1,015.50	9.35	1.87
Class I	1,000.00	1,432.00	5.00	1,020.70	4.16	0.83
Class I2	1,000.00	1,431.30	4.46	1,021.10	3.71	0.74
Class I3	1,000.00	1,432.60	4.46	1,021.10	3.71	0.74
Class R	1,000.00	1,428.50	7.53	1,018.60	6.26	1.25
Class R4	1,000.00	1,431.70	5.43	1,020.30	4.51	0.90
Class R6	1,000.00	1,432.30	4.46	1,021.10	3.71	0.74

Transamerica MLP & Energy Income
Class A	1,000.00	1,348.70	9.32	1,016.90	8.00	1.60
Class C	1,000.00	1,345.00	13.66	1,013.10	11.73	2.35
Class I	1,000.00	1,351.30	7.81	1,018.10	6.71	1.34
Class I2	1,000.00	1,354.00	7.24	1,018.60	6.21	1.24

Transamerica Multi-Asset Income
Class A	1,000.00	1,205.60	5.52	1,019.80	5.06	1.01
Class C	1,000.00	1,201.30	9.50	1,016.20	8.70	1.74
Class I	1,000.00	1,208.00	3.94	1,021.20	3.61	0.72
Class I2	1,000.00	1,208.20	3.67	1,021.50	3.36	0.67

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,168.50	5.00	1,020.20	4.66	0.93
Class C	1,000.00	1,164.30	9.07	1,016.40	8.45	1.69
Class I	1,000.00	1,169.40	3.93	1,021.20	3.66	0.73
Class R6	1,000.00	1,170.30	3.39	1,021.70	3.16	0.63

Transamerica Short-Term Bond
Class A	1,000.00	1,014.20	3.50	1,021.30	3.51	0.70
Class C	1,000.00	1,011.20	7.48	1,017.40	7.50	1.50
Class I	1,000.00	1,015.30	2.55	1,022.30	2.56	0.51
Class I2	1,000.00	1,016.80	2.05	1,022.80	2.06	0.41
Class R6	1,000.00	1,016.80	2.05	1,022.80	2.06	0.41

Transamerica Small Cap Growth
Class A	1,000.00	1,393.10	8.31	1,017.90	7.00	1.40
Class C	1,000.00	1,388.00	12.73	1,014.10	10.74	2.15
Class I	1,000.00	1,396.90	6.36	1,019.50	5.36	1.07
Class I2	1,000.00	1,395.50	5.88	1,019.90	4.96	0.99
Class I3	1,000.00	1,397.50	5.94	1,019.80	5.01	1.00
Class R	1,000.00	1,392.30	8.66	1,017.60	7.30	1.46
Class R4	1,000.00	1,394.90	6.83	1,019.10	5.76	1.15
Class R6	1,000.00	1,397.50	5.77	1,020.00	4.86	0.97

Transamerica Small Cap Value
Class A	1,000.00	1,551.00	8.22	1,018.30	6.51	1.30
Class C	1,000.00	1,545.70	12.31	1,015.10	9.74	1.95
Class I	1,000.00	1,552.40	5.82	1,020.20	4.61	0.92
Class I2	1,000.00	1,552.00	5.06	1,020.80	4.01	0.80
Class I3	1,000.00	1,553.60	5.38	1,020.60	4.26	0.85
Class R	1,000.00	1,549.20	8.15	1,018.40	6.46	1.29
Class R4	1,000.00	1,551.30	6.96	1,019.30	5.51	1.10
Class R6	1,000.00	1,553.50	5.07	1,020.80	4.01	0.80

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,474.20	7.61	1,018.60	6.21	1.24
Class C	1,000.00	1,469.20	12.24	1,014.90	9.99	2.00
Class I	1,000.00	1,476.90	5.71	1,020.20	4.66	0.93
Class I2	1,000.00	1,477.50	5.04	1,020.70	4.11	0.82
Class R6	1,000.00	1,477.60	5.04	1,020.70	4.11	0.82

Transamerica Sustainable Bond
Class I	1,000.00	989.70	2.47	1,022.30	2.51	0.50
Class I2	1,000.00	989.90	2.22	1,022.60	2.26	0.45

Transamerica Sustainable Equity Income
Class A	1,000.00	1,292.20	5.80	1,019.70	5.11	1.02
Class C	1,000.00	1,286.80	10.72	1,015.40	9.44	1.89
Class I	1,000.00	1,294.60	4.44	1,020.90	3.91	0.78
Class I2	1,000.00	1,293.90	4.21	1,021.10	3.71	0.74
Class R6	1,000.00	1,293.90	4.21	1,021.10	3.71	0.74

Transamerica Funds	Semi-Annual Report 2021

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Unconstrained Bond
Class A	$1,000.00	$1,061.80	$5.42	$1,019.50	$5.31	1.06	% (C)
Class I	1,000.00	1,062.70	3.99	1,020.90	3.91	0.78	(C)
Class I2	1,000.00	1,062.30	3.48	1,021.40	3.41	0.68	(C)

Transamerica US Growth
Class A	1,000.00	1,245.80	5.62	1,019.80	5.06	1.01
Class C	1,000.00	1,240.90	10.00	1,015.90	9.00	1.80
Class I	1,000.00	1,247.20	4.29	1,021.00	3.86	0.77
Class I2	1,000.00	1,248.00	3.68	1,021.50	3.31	0.66
Class T	1,000.00	1,247.80	3.85	1,021.40	3.46	0.69

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Rounds to less than $1 or $(1).

(E)	Rounds to less than 0.01% or (0.01)%.

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition

At April 30, 2021

(unaudited)

Transamerica Balanced II

Asset Allocation	Percentage of Net Assets
Common Stocks	61.0%
Corporate Debt Securities	13.8
U.S. Government Obligations	9.9
U.S. Government Agency Obligations	7.7
Commercial Paper	5.7
Mortgage-Backed Securities	3.0
Asset-Backed Securities	2.8
Other Investment Company	1.2
Short-Term U.S. Government Obligations	1.0
Foreign Government Obligations	0.5
Preferred Stock	0.0 *
Net Other Assets (Liabilities) ^	(6.6)
Total	100.0%

Transamerica Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	54.5%
Mortgage-Backed Securities	15.6
Asset-Backed Securities	13.8
U.S. Government Obligations	11.1
U.S. Government Agency Obligations	2.6
Commercial Paper	2.4
Other Investment Company	0.9
Loan Assignments	0.8
Foreign Government Obligations	0.6
Short-Term U.S. Government Obligation	0.2
Common Stock	0.1
Repurchase Agreement	0.1
Preferred Stock	0.1
Net Other Assets (Liabilities) ^	(2.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.43
Duration †	5.41

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	13.9%
AAA	13.3
AA	4.5
A	12.1
BBB	32.9
BB	12.9
B	8.1
CCC and Below	0.7
Not Rated	4.4
Net Other Assets (Liabilities) ^	(2.8)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	94.7%
Repurchase Agreement	5.7
Other Investment Company	2.5
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Transamerica Dynamic Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	58.2%
Other Investment Company	20.5
U.S. Equity Funds	15.6
International Equity Funds	15.3
International Fixed Income Funds	10.6
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(20.7)
Total	100.0%

Transamerica Emerging Markets Debt

Asset Allocation	Percentage of Net Assets
Foreign Government Obligations	58.3%
Corporate Debt Securities	34.4
Repurchase Agreement	5.1
Other Investment Company	3.0
Net Other Assets (Liabilities) ^	(0.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	9.65
Duration †	5.52

Credit Quality ‡	Percentage of Net Assets
AAA	5.1%
AA	3.8
A	5.8
BBB	32.3
BB	17.6
B	17.5
CCC and Below	8.4
Not Rated	10.3
Net Other Assets (Liabilities) ^	(0.8)
Total	100.0%

Transamerica Emerging Markets Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	92.3%
Preferred Stocks	2.8
Exchange-Traded Fund	2.5
Other Investment Company	1.0
Net Other Assets (Liabilities)	1.4
Total	100.0%

Transamerica Event Driven

Asset Allocation	Percentage of Net Assets
Convertible Bonds	101.2%
Repurchase Agreement	9.1
Common Stocks	6.1
Corporate Debt Securities	4.0
Other Investment Company	3.3
Convertible Preferred Stocks	2.6
Exchange-Traded Options Purchased	0.1
Warrants	0.0 *
Common Stocks Sold Short	(18.9)
Net Other Assets (Liabilities) ^	(7.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition (continued)

At April 30, 2021

(unaudited)

Transamerica Floating Rate

Asset Allocation	Percentage of Net Assets
Loan Assignments	86.2%
Repurchase Agreement	10.7
Corporate Debt Securities	7.8
Exchange-Traded Funds	1.3
Preferred Stocks	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)	(6.3)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	4.14
Duration †	0.90

Credit Quality ‡	Percentage of Net Assets
AAA	10.7%
BBB	2.9
BB	22.0
B	63.8
CCC and Below	3.9
Not Rated	3.0
Net Other Assets (Liabilities)	(6.3)
Total	100.0%

Transamerica Global Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	97.0%
Exchange-Traded Funds	2.0
Other Investment Company	1.6
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Transamerica Government Money Market **

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	48.1%
Repurchase Agreements	26.3
Short-Term U.S. Government Agency Obligations	22.0
U.S. Government Agency Obligations	17.5
U.S. Government Obligations	3.6
Net Other Assets (Liabilities)	(17.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	0.22
Duration †	0.09

Transamerica High Quality Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	44.7%
Asset-Backed Securities	41.2
Mortgage-Backed Securities	6.2
U.S. Government Agency Obligations	5.5
Other Investment Company	2.1
U.S. Government Obligations	1.9
Net Other Assets (Liabilities)	(1.6)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.09
Duration †	1.69

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	7.4%
AAA	20.9
AA	8.5
A	19.9
BBB	39.5
BB	1.8
Not Rated	3.6
Net Other Assets (Liabilities)	(1.6)
Total	100.0%

Transamerica High Yield Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	94.4%
Repurchase Agreement	2.9
Other Investment Company	2.6
Loan Assignments	2.0
Preferred Stock	1.2
Common Stocks	1.1
Net Other Assets (Liabilities)	(4.2)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	4.64
Duration †	3.50

Credit Quality ‡	Percentage of Net Assets
AAA	2.9%
BBB	5.4
BB	47.4
B	36.5
CCC and Below	7.7
Not Rated	4.3
Net Other Assets (Liabilities)	(4.2)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition (continued)

At April 30, 2021

(unaudited)

Transamerica High Yield ESG

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	95.5%
Other Investment Company	2.8
Preferred Stock	1.5
Net Other Assets (Liabilities)	0.2
Total	100.0%

Fund Characteristics	Years
Average Maturity §	4.07
Duration †	3.54

Credit Quality ‡	Percentage of Net Assets
BBB	7.6%
BB	52.5
B	33.2
CCC and Below	3.7
Not Rated	2.8
Net Other Assets (Liabilities)	0.2
Total	100.0%

Transamerica High Yield Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	94.9%
Repurchase Agreement	3.3
Corporate Debt Securities	0.6
Exchange-Traded Fund	0.5
Other Investment Company	0.3
Net Other Assets (Liabilities) ^	0.4
Total	100.0%

Fund Characteristics	Years
Average Maturity §	5.78
Duration †	4.61

Credit Quality ‡	Percentage of Net Assets
AAA	3.3%
AA	12.9
A	3.6
BBB	16.2
BB	13.6
B	0.2
Not Rated	49.8
Net Other Assets (Liabilities) ^	0.4
Total	100.0%

Transamerica Inflation Opportunities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	53.1%
Corporate Debt Securities	24.0
Foreign Government Obligations	21.8
Other Investment Company	5.7
Short-Term Investment Company	0.4
Net Other Assets (Liabilities) ^	(5.0)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.98
Duration †	7.19

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	53.1%
AAA	12.7
AA	3.3
A	4.5
BBB	21.1
BB	4.1
B	0.1
Not Rated	6.1
Net Other Assets (Liabilities) ^	(5.0)
Total	100.0%

Transamerica Inflation-Protected Securities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	79.8%
Foreign Government Obligations	10.4
Corporate Debt Securities	9.4
Other Investment Company	0.8
Short-Term Investment Company	0.3
Net Other Assets (Liabilities) ^	(0.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.50
Duration †	7.31

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	79.8%
AAA	7.9
AA	1.4
A	0.5
BBB	8.7
BB	1.3
Not Rated	1.1
Net Other Assets (Liabilities) ^	(0.7)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition (continued)

At April 30, 2021

(unaudited)

Transamerica Intermediate Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	37.4%
U.S. Government Obligations	23.2
U.S. Government Agency Obligations	20.0
Commercial Paper	14.7
Mortgage-Backed Securities	8.7
Asset-Backed Securities	6.6
Repurchase Agreement	2.7
Short-Term U.S. Government Obligation	2.3
Foreign Government Obligations	1.3
Other Investment Company	0.7
Preferred Stocks	0.1
Municipal Government Obligation	0.0 *
Net Other Assets (Liabilities) ^	(17.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.40
Duration †	5.94

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	45.5%
AAA	14.7
AA	2.9
A	9.4
BBB	24.6
BB	3.8
B	0.4
CCC and Below	0.3
Not Rated	16.1
Net Other Assets (Liabilities) ^	(17.7)
Total	100.0%

Transamerica Intermediate Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	92.7%
Repurchase Agreement	4.5
U.S. Government Obligation	1.9
Net Other Assets (Liabilities) ^	0.9
Total	100.0%

Fund Characteristics	Years
Average Maturity §	5.48
Duration †	4.71

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	1.9%
AAA	7.5
AA	61.0
A	11.7
BBB	8.7
BB	1.0
Not Rated	7.3
Net Other Assets (Liabilities) ^	0.9
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	97.2%
Other Investment Company	3.1
Repurchase Agreement	2.4
Net Other Assets (Liabilities)	(2.7)
Total	100.0%

Transamerica International Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Other Investment Company	4.7
Repurchase Agreement	1.1
Right	0.2
Net Other Assets (Liabilities)	(2.9)
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Repurchase Agreement	2.0
Other Investment Company	0.6
Right	0.1
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica International Stock

Asset Allocation	Percentage of Net Assets
Common Stocks	93.6%
Other Investment Company	2.0
Preferred Stocks	1.9
Exchange-Traded Fund	1.9
Right	0.0 *
Net Other Assets (Liabilities)	0.6
Total	100.0%

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Repurchase Agreement	1.9
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Large Core

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Exchange-Traded Fund	1.5
Net Other Assets (Liabilities)	0.2
Total	100.0%

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition (continued)

At April 30, 2021

(unaudited)

Transamerica Large Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.4%
Other Investment Company	1.4
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Net Other Assets (Liabilities)	1.2
Total	100.0%

Transamerica Large Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Exchange-Traded Fund	1.1
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	0.4
Total	100.0%

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Repurchase Agreement	2.0
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	94.6%
Repurchase Agreement	5.6
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica MLP & Energy Income

Asset Allocation	Percentage of Net Assets
Common Stocks	68.4%
Master Limited Partnerships	26.6
Repurchase Agreement	4.5
Other Investment Company	1.7
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Transamerica Multi-Asset Income

Asset Allocation	Percentage of Net Assets
Common Stocks	50.6%
Corporate Debt Securities	40.3
Preferred Stocks	5.8
Other Investment Company	4.5
Repurchase Agreement	1.0
Exchange-Traded Fund	0.8
Master Limited Partnership	0.4
Net Other Assets (Liabilities)	(3.4)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	60.5%
Corporate Debt Securities	13.6
U.S. Government Obligations	9.8
U.S. Government Agency Obligations	7.6
Commercial Paper	5.8
Mortgage-Backed Securities	3.0
Asset-Backed Securities	2.8
Repurchase Agreement	2.2
Short-Term U.S. Government Obligations	0.8
Foreign Government Obligations	0.5
Other Investment Company	0.5
Preferred Stocks	0.0 *
Net Other Assets (Liabilities) ^	(7.1)
Total	100.0%

Transamerica Short-Term Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	68.0%
Mortgage-Backed Securities	16.8
Asset-Backed Securities	12.9
Repurchase Agreement	1.7
Other Investment Company	0.4
Loan Assignment	0.3
Foreign Government Obligation	0.1
U.S. Government Agency Obligation	0.0 *
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.61
Duration †	1.79

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	0.0%
AAA	12.8
AA	5.1
A	24.6
BBB	49.2
BB	5.7
B	1.1
CCC and Below	0.2
Not Rated	1.5
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Repurchase Agreement	2.1
Other Investment Company	0.7
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Repurchase Agreement	2.9
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition (continued)

At April 30, 2021

(unaudited)

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.2%
Repurchase Agreement	4.1
Other Investment Company	0.3
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Sustainable Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	46.8%
U.S. Government Agency Obligations	17.8
Commercial Paper	14.3
Asset-Backed Securities	11.9
Mortgage-Backed Securities	9.6
U.S. Government Obligation	5.4
Other Investment Company	1.9
Foreign Government Obligations	1.5
Loan Assignments	0.9
Net Other Assets (Liabilities)	(10.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.54
Duration †	6.12

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	23.2%
AAA	8.3
AA	5.4
A	15.9
BBB	24.2
BB	8.5
B	3.2
Not Rated	21.4
Net Other Assets (Liabilities)	(10.1)
Total	100.0%

Transamerica Sustainable Equity Income

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Repurchase Agreement	1.2
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Unconstrained Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	67.1%
Asset-Backed Securities	9.4
Loan Assignments	7.2
Short-Term Investment Company	6.6
Foreign Government Obligations	6.1
Other Investment Company	2.4
U.S. Government Obligations	1.3
Short-Term U.S. Government Obligation	1.3
Preferred Stocks	1.1
Convertible Bond	0.0 *
Common Stocks	0.0 *
Net Other Assets (Liabilities) ^	(2.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	5.84
Duration †	2.20

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	2.6%
AAA	0.4
AA	1.8
A	11.1
BBB	29.8
BB	20.7
B	17.0
CCC and Below	2.4
Not Rated	16.7
Net Other Assets (Liabilities) ^	(2.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition (continued)

At April 30, 2021

(unaudited)

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.6%
Net Other Assets (Liabilities)	0.4
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

**

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 61.0%
Aerospace & Defense - 0.6%
General Dynamics Corp.	761	$144,765
Northrop Grumman Corp.	822	291,350
Raytheon Technologies Corp.	5,141	427,937

		864,052

Air Freight & Logistics - 0.7%
FedEx Corp.	1,579	458,399
United Parcel Service, Inc., Class B	2,202	448,900

		907,299

Airlines - 0.2%
Delta Air Lines, Inc. (A)	2,185	102,520
Southwest Airlines Co. (A)	2,833	177,856

		280,376

Auto Components - 0.1%
Magna International, Inc. (B)	2,076	196,016

Automobiles - 1.1%
General Motors Co. (A)	3,625	207,423
Tesla, Inc. (A)	1,757	1,246,486

		1,453,909

Banks - 2.4%
Bank of America Corp.	11,799	478,214
Citigroup, Inc.	8,109	577,685
KeyCorp	7,794	169,597
Regions Financial Corp.	12,430	270,974
SVB Financial Group (A)	217	124,087
Truist Financial Corp.	5,035	298,626
US Bancorp	6,596	391,473
Wells Fargo & Co.	18,568	836,488

		3,147,144

Beverages - 0.7%
Coca-Cola Co.	11,367	613,591
Constellation Brands, Inc., Class A	1,141	274,205

		887,796

Biotechnology - 1.4%
AbbVie, Inc.	7,838	873,937
Alexion Pharmaceuticals, Inc. (A)	1,750	295,190
Amgen, Inc.	238	57,034
Biogen, Inc. (A)	623	166,546
Regeneron Pharmaceuticals, Inc. (A)	419	201,665
Vertex Pharmaceuticals, Inc. (A)	1,309	285,624

		1,879,996

Building Products - 0.6%
Masco Corp.	4,401	281,136
Trane Technologies PLC	3,217	559,211

		840,347

Capital Markets - 2.4%
Ameriprise Financial, Inc.	267	68,993
Goldman Sachs Group, Inc.	1,758	612,575
Intercontinental Exchange, Inc.	3,359	395,388
MarketAxess Holdings, Inc.	175	85,480
Morgan Stanley	7,841	647,275
S&P Global, Inc.	1,821	710,900
State Street Corp.	4,055	340,417
T. Rowe Price Group, Inc.	1,691	303,027

		3,164,055

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.2%
Air Products & Chemicals, Inc.	500	$ 144,240
Celanese Corp.	803	125,790
DuPont de Nemours, Inc.	2,206	170,105
Eastman Chemical Co.	3,462	399,480
Linde PLC	869	248,395
LyondellBasell Industries NV, Class A	602	62,451
PPG Industries, Inc.	2,604	445,909

		1,596,370

Commercial Services & Supplies - 0.1%
Cintas Corp.	241	83,179

Communications Equipment - 0.2%
Cisco Systems, Inc.	5,495	279,750
Motorola Solutions, Inc.	225	42,368

		322,118

Consumer Finance - 0.3%
Capital One Financial Corp.	2,865	427,114

Containers & Packaging - 0.3%
Avery Dennison Corp.	198	42,406
Crown Holdings, Inc.	908	99,698
Packaging Corp. of America	450	66,443
WestRock Co.	3,154	175,835

		384,382

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	4,996	1,373,650
Voya Financial, Inc. (B)	849	57,579

		1,431,229

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	9,517	549,987

Electric Utilities - 0.9%
Duke Energy Corp.	3,013	303,379
NextEra Energy, Inc.	9,313	721,851
Xcel Energy, Inc.	2,608	185,950

		1,211,180

Electrical Equipment - 0.4%
Eaton Corp. PLC	3,855	550,995

Entertainment - 0.8%
Netflix, Inc. (A)	1,459	749,153
Walt Disney Co. (A)	1,742	324,047

		1,073,200

Equity Real Estate Investment Trusts - 1.1%
Camden Property Trust	1,633	196,744
Equinix, Inc.	455	327,946
Equity Lifestyle Properties, Inc.	948	65,791
Mid-America Apartment Communities, Inc.	1,012	159,218
Prologis, Inc.	3,417	398,183
Public Storage	220	61,855
Realty Income Corp.	487	33,676
Sun Communities, Inc.	466	77,743
UDR, Inc.	673	31,261
Ventas, Inc.	1,790	99,273

		1,451,690

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	719	267,533
Kroger Co.	2,782	101,654

		369,187

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
Mondelez International, Inc., Class A	7,920	$ 481,615

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	4,372	524,990
ABIOMED, Inc. (A)	104	33,356
Baxter International, Inc.	786	67,352
Becton Dickinson & Co.	660	164,215
Boston Scientific Corp. (A)	8,073	351,983
DexCom, Inc. (A)	215	83,011
Edwards Lifesciences Corp. (A)	839	80,141
Intuitive Surgical, Inc. (A)	154	133,210
Medtronic PLC	5,792	758,289
Zimmer Biomet Holdings, Inc.	2,521	446,620

		2,643,167

Health Care Providers & Services - 1.7%
Anthem, Inc.	810	307,306
Centene Corp. (A)	742	45,811
Cigna Corp.	1,969	490,301
McKesson Corp.	1,406	263,709
UnitedHealth Group, Inc.	2,792	1,113,450

		2,220,577

Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc. (A)	157	387,174
Hilton Worldwide Holdings, Inc. (A)	1,744	224,453
Royal Caribbean Cruises Ltd. (A)	503	43,736
Yum! Brands, Inc.	2,328	278,243

		933,606

Household Durables - 0.3%
D.R. Horton, Inc.	321	31,551
Lennar Corp., Class A	3,781	391,712

		423,263

Household Products - 1.0%
Kimberly-Clark Corp.	2,401	320,101
Procter & Gamble Co.	7,237	965,561

		1,285,662

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	2,650	591,056

Insurance - 1.2%
Allstate Corp.	1,915	242,822
American International Group, Inc.	2,859	138,519
Chubb Ltd.	1,633	280,206
Hartford Financial Services Group, Inc.	2,906	191,680
Marsh & McLennan Cos., Inc.	806	109,374
Progressive Corp.	4,536	456,957
Prudential Financial, Inc.	1,345	134,984

		1,554,542

Interactive Media & Services - 4.2%
Alphabet, Inc., Class A (A)	876	2,061,666
Alphabet, Inc., Class C (A)	702	1,691,904
Facebook, Inc., Class A (A)	5,516	1,793,142

		5,546,712

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (A)	1,100	3,814,162

IT Services - 3.0%
Accenture PLC, Class A	3,273	949,072
FleetCor Technologies, Inc. (A)	197	56,681

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Mastercard, Inc., Class A	3,280	$ 1,253,156
PayPal Holdings, Inc. (A)	2,690	705,560
Visa, Inc., Class A	4,639	1,083,485

		4,047,954

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	492	193,277
Thermo Fisher Scientific, Inc.	1,773	833,718
Waters Corp. (A)	158	47,380

		1,074,375

Machinery - 1.5%
Deere & Co.	2,009	745,038
Ingersoll Rand, Inc. (A)	927	45,803
Otis Worldwide Corp.	2,243	174,662
Parker-Hannifin Corp.	1,169	366,844
Snap-on, Inc.	595	141,372
Stanley Black & Decker, Inc.	2,315	478,673

		1,952,392

Media - 1.1%
Altice USA, Inc., Class A (A)	2,403	87,253
Charter Communications, Inc., Class A (A)	801	539,433
Comcast Corp., Class A	13,864	778,464
Fox Corp., Class A	538	20,132
Interpublic Group of Cos., Inc.	782	24,828

		1,450,110

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	2,852	107,549

Multi-Utilities - 0.7%
CMS Energy Corp.	4,426	284,990
Public Service Enterprise Group, Inc.	3,023	190,933
Sempra Energy	3,259	448,340

		924,263

Multiline Retail - 0.4%
Dollar General Corp.	357	76,666
Dollar Tree, Inc. (A)	1,605	184,414
Target Corp.	1,134	235,033

		496,113

Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	1,094	18,237
Cheniere Energy, Inc. (A)	1,395	108,140
Chevron Corp.	4,815	496,282
ConocoPhillips	4,360	222,971
Diamondback Energy, Inc.	1,972	161,172
EOG Resources, Inc.	3,347	246,473
Kinder Morgan, Inc.	5,024	85,659
Phillips 66	2,497	202,032
Pioneer Natural Resources Co.	2,373	365,039
Williams Cos., Inc.	12,450	303,282

		2,209,287

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	912	286,186

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	11,257	702,662
Eli Lilly & Co.	3,307	604,420
Johnson & Johnson	3,923	638,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	6,971	$ 519,340
Pfizer, Inc.	3,362	129,941

		2,594,753

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,270	105,347
Leidos Holdings, Inc.	2,676	271,025

		376,372

Road & Rail - 0.7%
Lyft, Inc., Class A (A)	1,928	107,313
Norfolk Southern Corp.	1,992	556,246
Union Pacific Corp.	1,370	304,263

		967,822

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (A)	5,434	443,523
Analog Devices, Inc.	3,512	537,898
Applied Materials, Inc.	5,406	717,430
Intel Corp.	4,785	275,281
Lam Research Corp.	1,074	666,363
Microchip Technology, Inc.	1,371	206,048
Micron Technology, Inc. (A)	1,023	88,050
NVIDIA Corp.	1,425	855,541
NXP Semiconductors NV	2,077	399,843
QUALCOMM, Inc.	822	114,094
Texas Instruments, Inc.	4,316	779,081

		5,083,152

Software - 5.1%
Fortinet, Inc. (A)	328	66,987
Intuit, Inc.	1,467	604,639
Microsoft Corp.	20,463	5,160,359
Oracle Corp.	4,221	319,910
salesforce.com, Inc. (A)	2,088	480,908
Workday, Inc., Class A (A)	700	172,900

		6,805,703

Specialty Retail - 2.1%
AutoZone, Inc. (A)	246	360,174
Best Buy Co., Inc.	2,900	337,183
Home Depot, Inc.	2,466	798,170
Lowe’s Cos., Inc.	4,293	842,501
O’Reilly Automotive, Inc. (A)	281	155,359
TJX Cos., Inc.	4,900	347,900

		2,841,287

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	36,778	4,834,836
Seagate Technology PLC	4,648	431,520

		5,266,356

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	1,716	186,684
NIKE, Inc., Class B	3,976	527,297

		713,981

Tobacco - 0.7%
Altria Group, Inc.	8,426	402,341
Philip Morris International, Inc.	6,041	573,895

		976,236

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	4,965	$ 656,025

Total Common Stocks (Cost $49,764,998)		81,395,899

PREFERRED STOCK - 0.0% (C)
Electric Utilities - 0.0% (C)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (B) (D)	320	8,128

Total Preferred Stock (Cost $8,784)		8,128

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
BlueMountain CLO Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 1.12% (D), 07/18/2027 (E)	$172,400	172,462
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	30,364	31,086
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	27,583	27,617
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 0.00% (D), 10/18/2030 (E)	350,000	350,037
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	132,294	145,139
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	135,939	143,764
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	35,839	36,596
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 09/22/2031 (E)	14,880	14,904
Series 2016-1A, Class A, 2.25%, 12/20/2033 (E)	17,302	17,490
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (E)	200,000	200,814
NRZ Advance Receivables Trust Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (E)	455,000	456,318
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 1.38% (D), 01/20/2031 (E)	200,000	200,000
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (E)	118,000	118,423

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	$ 63,497	$ 64,143
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	104,812	109,011
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 1.29% (D), 07/20/2030 (E)	250,000	249,715
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A, 0.99%, 11/20/2037 (E)	185,387	185,193
SolarCity LMC LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	109,271	112,062
Towd Point Mortgage Trust
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	9,665	9,679
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	13,837	13,882
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	25,737	26,013
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	60,080	61,100
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	35,832	36,562
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	49,287	50,672
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	87,450	90,167
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	148,336	156,761
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	203,405	210,988
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	186,778	189,641
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	145,000	149,299
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	18,302	18,409
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	45,620	46,481

Total Asset-Backed Securities (Cost $3,648,716)		3,694,428

CORPORATE DEBT SECURITIES - 13.8%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.40%, 04/15/2030 (E)	41,000	43,770
Boeing Co.
3.50%, 03/01/2039	91,000	88,836
5.15%, 05/01/2030	85,000	98,810
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025	36,000	39,246
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	49,000	50,861

		321,523

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.2%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	$ 51,147	$ 51,393
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	98,056	103,057
JetBlue Pass-Through Trust 2.75%, 11/15/2033	83,818	84,422
United Airlines Pass-Through Trust 3.75%, 03/03/2028	60,760	63,701

		302,573

Auto Components - 0.0% (C)
BorgWarner, Inc. 3.38%, 03/15/2025	36,000	39,059

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026	63,000	67,032
General Motors Co.
4.88%, 10/02/2023	23,000	25,180
6.25%, 10/02/2043	15,000	19,707

		111,919

Banks - 2.1%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (D), 11/25/2035 (E)	200,000	190,072
Banco Santander SA 2.75%, 12/03/2030	200,000	194,199
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031	58,000	58,136
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	71,000	66,665
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	63,000	68,194
Barclays PLC 5.20%, 05/12/2026	200,000	226,890
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (D), 10/27/2028	219,000	238,034
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	292,286
Credit Agricole SA 3.25%, 01/14/2030 (E)	250,000	259,108
Discover Bank 4.65%, 09/13/2028	250,000	289,024
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	65,000	70,596
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (D), 10/15/2030 (B)	122,000	125,094
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	166,000	170,506
4.13%, 12/15/2026	85,000	96,189
Macquarie Bank Ltd. 3.62%, 06/03/2030 (E)	231,000	238,325
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (B) (D)	35,000	35,784
4.10%, 06/03/2026	167,000	187,591
Fixed until 06/15/2024 (F), 5.90% (D)	40,000	43,416

		2,850,109

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	78,000	86,965
4.44%, 10/06/2048	57,000	64,443
4.75%, 01/23/2029	78,000	91,496

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 40,000	$ 42,165
3.70%, 12/06/2026	16,000	17,705
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	56,000	59,667

		362,441

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	50,922
4.05%, 11/21/2039	40,000	44,731
Amgen, Inc. 2.20%, 02/21/2027	65,000	67,365
Biogen, Inc. 2.25%, 05/01/2030 (B)	42,000	40,812
Gilead Sciences, Inc. 4.15%, 03/01/2047	24,000	26,685

		230,515

Building Products - 0.1%
Carrier Global Corp. 2.72%, 02/15/2030	74,000	75,302
Masco Corp. 2.00%, 02/15/2031	53,000	50,598

		125,900

Capital Markets - 0.8%
Charles Schwab Corp. Fixed until 06/01/2026 (F), 4.00% (D)	145,000	148,996
Deutsche Bank AG Fixed until 09/18/2030, 3.55% (D), 09/18/2031 (B)	150,000	156,941
Goldman Sachs Group, Inc. 6.75%, 10/01/2037	85,000	120,380
Lazard Group LLC 4.50%, 09/19/2028	94,000	107,180
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031	81,000	82,737
3.70%, 10/23/2024	127,000	138,893
5.00%, 11/24/2025	60,000	69,091
UBS Group AG Fixed until 02/11/2031, 2.10% (D), 02/11/2032 (E)	205,000	195,326

		1,019,544

Chemicals - 0.1%
Nutrition & Biosciences, Inc. 2.30%, 11/01/2030 (E)	74,000	72,032

Commercial Services & Supplies - 0.3%
Ashtead Capital, Inc. 4.25%, 11/01/2029 (B) (E)	200,000	214,000
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	111,000	121,733
Waste Connections, Inc. 2.60%, 02/01/2030	57,000	58,170

		393,903

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	92,000	94,502

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.0% (C)
Quanta Services, Inc. 2.90%, 10/01/2030	$ 56,000	$ 57,483

Construction Materials - 0.2%
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (E)	200,000	236,148

Consumer Finance - 0.2%
Ally Financial, Inc.
3.88%, 05/21/2024	52,000	56,386
8.00%, 11/01/2031	110,000	154,575
American Express Co. 4.05%, 12/03/2042	40,000	45,909
BMW US Capital LLC 2.80%, 04/11/2026 (E)	65,000	69,151

		326,021

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 09/15/2023	186,000	200,248
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	48,015
5.50%, 12/15/2024 (E)	147,000	165,177
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	42,000	42,480
3.85%, 06/15/2025 (E)	56,000	60,695
Kaupthing Bank 7.63%, 02/28/2020 (G) (H) (I)	710,000	0

		516,615

Diversified Telecommunication Services - 0.4%
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	74,000	74,503
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	60,000	63,675
Sprint Capital Corp. 6.88%, 11/15/2028 (B)	24,000	30,241
Verizon Communications, Inc.
1.68%, 10/30/2030 (E)	221,000	207,007
2.99%, 10/30/2056 (E)	105,000	93,678

		469,104

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	86,000	92,879
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	34,000	41,384
DTE Electric Co. 4.30%, 07/01/2044	139,000	164,812
Duke Energy Corp.
3.75%, 04/15/2024	7,000	7,572
3.75%, 09/01/2046 (B)	169,000	174,337
Duke Energy Progress LLC 3.60%, 09/15/2047	64,000	68,305
Entergy Arkansas LLC 3.70%, 06/01/2024	48,000	52,025
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	8,000	8,240
5.30%, 06/01/2042 (B)	20,000	26,572
Pacific Gas & Electric Co. 2.50%, 02/01/2031	69,000	64,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 61,000	$ 65,816
5.75%, 04/01/2037	20,000	26,767
Public Service Electric & Gas Co. 3.00%, 05/15/2025	49,000	52,458

		846,084

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 2.80%, 02/15/2030	63,000	65,094
Arrow Electronics, Inc. 3.88%, 01/12/2028	83,000	91,590
Keysight Technologies, Inc. 4.60%, 04/06/2027	86,000	99,091
Sensata Technologies, Inc. 4.38%, 02/15/2030 (E)	50,000	52,275

		308,050

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	90,000	98,750
Schlumberger Investment SA 3.65%, 12/01/2023	26,000	27,941

		126,691

Equity Real Estate Investment Trusts - 1.2%
American Tower Trust #1 3.65%, 03/15/2048 (E)	120,000	131,470
Corporate Office Properties, LP
2.25%, 03/15/2026	35,000	35,879
2.75%, 04/15/2031 (B)	18,000	17,755
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	61,000	64,552
Equinix, Inc. 5.38%, 05/15/2027 (B)	64,000	68,764
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	53,000	55,509
Healthpeak Properties, Inc. 3.50%, 07/15/2029	46,000	49,919
Highwoods Realty, LP 3.05%, 02/15/2030	142,000	145,244
Life Storage, LP 4.00%, 06/15/2029	47,000	51,473
National Retail Properties, Inc. 2.50%, 04/15/2030	70,000	70,006
Realty Income Corp. 3.25%, 01/15/2031	31,000	33,145
SBA Tower Trust
1.63%, 11/15/2026 (E) (J)	110,000	110,000
1.88%, 07/15/2050 (E)	56,000	56,885
2.84%, 01/15/2050 (E)	300,000	316,126
3.17%, 04/09/2047 (E)	110,000	110,268
3.45%, 03/15/2048 (E)	78,000	82,201
Simon Property Group, LP 1.75%, 02/01/2028	67,000	65,756
VEREIT Operating Partnership, LP 2.20%, 06/15/2028	69,000	69,429
Weyerhaeuser Co. 4.00%, 04/15/2030	69,000	77,393

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
WP Carey, Inc. 2.40%, 02/01/2031	$ 28,000	$ 27,137

		1,638,911

Food & Staples Retailing - 0.2%
7-Eleven, Inc. 1.80%, 02/10/2031 (E)	123,000	116,280
Sysco Corp. 3.30%, 07/15/2026	64,000	69,458
Walmart, Inc. 3.63%, 12/15/2047	107,000	119,706

		305,444

Food Products - 0.1%
Campbell Soup Co. 2.38%, 04/24/2030	90,000	89,335
Cargill, Inc. 1.70%, 02/02/2031 (E)	50,000	47,520

		136,855

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 1.40%, 06/30/2030 (B)	35,000	32,959
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	200,000	212,288
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	69,000	72,553
Koninklijke Philips NV 5.00%, 03/15/2042	67,000	86,957
Smith & Nephew PLC 2.03%, 10/14/2030	71,000	67,678

		472,435

Health Care Providers & Services - 0.5%
Anthem, Inc. 2.25%, 05/15/2030	61,000	60,011
Centene Corp.
3.00%, 10/15/2030	80,000	79,370
3.38%, 02/15/2030	60,000	60,225
Cigna Corp. 2.40%, 03/15/2030	61,000	61,004
CVS Health Corp.
2.70%, 08/21/2040	50,000	46,075
3.75%, 04/01/2030	86,000	94,569
HCA, Inc.
4.13%, 06/15/2029	28,000	31,106
5.25%, 04/15/2025	16,000	18,385
Health Care Service Corp. 2.20%, 06/01/2030 (E)	75,000	74,017
Molina Healthcare, Inc. 4.38%, 06/15/2028 (E)	15,000	15,413
Quest Diagnostics, Inc. 4.20%, 06/30/2029	92,000	104,847
UnitedHealth Group, Inc. 2.00%, 05/15/2030 (B)	56,000	55,362

		700,384

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031 (E)	$ 22,000	$ 21,878
3.80%, 02/15/2028	65,000	69,678

		91,556

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	74,000	77,065

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.75%, 12/01/2027	72,000	79,944
General Electric Co. 6.88%, 01/10/2039	16,000	22,986

		102,930

Insurance - 0.4%
American International Group, Inc.
4.20%, 04/01/2028	56,000	63,270
4.25%, 03/15/2029	46,000	51,933
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (E)	151,000	152,252
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (D), 10/01/2050 (B)	111,000	114,608
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 2.85% (D), 12/15/2065	161,000	152,145

		534,208

Interactive Media & Services - 0.3%
Alphabet, Inc. 1.10%, 08/15/2030	76,000	70,483
Baidu, Inc. 4.38%, 05/14/2024	200,000	218,512
Tencent Holdings Ltd. 3.28%, 04/11/2024 (E)	97,000	103,163

		392,158

IT Services - 0.1%
Fiserv, Inc. 3.50%, 07/01/2029 (B)	63,000	68,269

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	36,000	47,624

Machinery - 0.0% (C)
Xylem, Inc. 1.95%, 01/30/2028	45,000	45,217

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	44,000	48,401
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (E)	35,000	35,525
NBCUniversal Media LLC 4.45%, 01/15/2043	38,000	45,536
ViacomCBS, Inc. 4.20%, 05/19/2032	44,000	49,034

		178,496

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	$ 118,000	$ 123,015

Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023	71,000	76,702
CMS Energy Corp.
3.88%, 03/01/2024	17,000	18,345
4.88%, 03/01/2044	26,000	31,383
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	6,000	6,186

		132,616

Oil, Gas & Consumable Fuels - 0.9%
Boardwalk Pipelines, LP 3.40%, 02/15/2031	46,000	47,692
BP Capital Markets PLC 3.12%, 05/04/2026	174,000	186,440
Chevron USA, Inc. 3.25%, 10/15/2029 (B)	47,000	50,949
Energy Transfer, LP
5.15%, 03/15/2045	133,000	140,665
5.95%, 10/01/2043	28,000	31,761
Enterprise Products Operating LLC 4.25%, 02/15/2048	104,000	112,101
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	52,000	56,208
Occidental Petroleum Corp. 5.55%, 03/15/2026	62,000	66,573
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	142,822
7.69%, 01/23/2050 (B)	17,000	16,364
Pioneer Natural Resources Co. 2.15%, 01/15/2031	90,000	85,048
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	52,000	52,686
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	41,000	45,392
Shell International Finance BV
2.50%, 09/12/2026	103,000	109,232
3.75%, 09/12/2046	30,000	32,330
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	33,051
7.88%, 09/01/2021	26,000	26,622

		1,235,936

Pharmaceuticals - 0.5%
AstraZeneca PLC
2.38%, 06/12/2022	65,000	66,345
4.00%, 01/17/2029	25,000	28,237
4.38%, 08/17/2048	34,000	39,832
Bayer US Finance II LLC 4.38%, 12/15/2028 (B) (E)	200,000	226,210
Bristol-Myers Squibb Co.
1.45%, 11/13/2030 (B)	67,000	63,120
3.20%, 06/15/2026 (B)	38,000	41,618
Merck & Co., Inc. 3.40%, 03/07/2029	41,000	45,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC 2.20%, 09/02/2030 (E)	$ 77,000	$ 73,519
Viatris, Inc. 2.30%, 06/22/2027 (E)	35,000	35,439
Zoetis, Inc. 2.00%, 05/15/2030	42,000	40,730

		660,533

Professional Services - 0.2%
Equifax, Inc. 2.60%, 12/01/2024	52,000	55,032
Experian Finance PLC 2.75%, 03/08/2030 (E)	200,000	204,848

		259,880

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	120,000	128,310
5.50%, 01/15/2026 (E)	47,000	52,595

		180,905

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 1.95%, 02/15/2028 (B) (E)	31,000	30,527
Intel Corp. 2.88%, 05/11/2024	68,000	72,722
KLA Corp. 3.30%, 03/01/2050	56,000	55,698
Lam Research Corp.
1.90%, 06/15/2030	48,000	46,982
3.75%, 03/15/2026	70,000	78,063
Micron Technology, Inc. 2.50%, 04/24/2023	31,000	32,116
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030 (E)	75,000	80,160
QUALCOMM, Inc. 3.25%, 05/20/2027 - 05/20/2050	121,000	130,270
TSMC Global Ltd. 1.38%, 09/28/2030 (E)	200,000	184,807
Xilinx, Inc. 2.38%, 06/01/2030 (B)	64,000	63,238

		774,583

Software - 0.2%
Adobe, Inc. 2.15%, 02/01/2027	61,000	63,913
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	15,000	14,869
Infor, Inc. 1.75%, 07/15/2025 (E)	68,000	69,186
Intuit, Inc. 1.35%, 07/15/2027	49,000	48,393
Microsoft Corp. 3.30%, 02/06/2027	40,000	44,352
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (E)	78,000	75,660

		316,373

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	40,000	37,084
2.85%, 02/23/2023	83,000	86,562

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	$ 60,000	$ 71,545
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	55,000	59,687
Seagate HDD Cayman 4.13%, 01/15/2031 (E)	12,000	12,156
Western Digital Corp. 4.75%, 02/15/2026	120,000	132,975

		400,009

Tobacco - 0.2%
Altria Group, Inc. 2.45%, 02/04/2032	83,000	78,028
BAT Capital Corp.
2.26%, 03/25/2028	128,000	125,448
4.91%, 04/02/2030	52,000	58,613

		262,089

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	205,920
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	42,086
3.72%, 07/15/2043 (E)	105,000	108,639
Sprint Corp. 7.88%, 09/15/2023	42,000	47,880
T-Mobile USA, Inc. 3.88%, 04/15/2030 (E)	82,000	89,323

		493,848

Total Corporate Debt Securities (Cost $17,811,007)		18,441,555

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond 4.50%, 01/28/2026	200,000	218,502

Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (E)	200,000	222,678

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	116,000	125,590

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	100,000	122,626

Total Foreign Government Obligations (Cost $644,878)		689,396

MORTGAGE-BACKED SECURITIES - 3.0%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	154,613	92,380
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	100,000	99,588
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	315,000	220,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (E)	$ 245,000	$ 244,974
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	24,209	25,852
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	70,063
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	168,008
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	16,576	16,814
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	57,788	59,543
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	129,763
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	93,262	92,678
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	329,487
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	132,000	128,830
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.77% (D), 12/27/2035 (E)	16,908	16,898
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	208,538	206,246
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	150,000	157,052
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.75% (D), 03/18/2035	20,992	20,469
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	285,000	277,261
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 0.91% (D), 10/25/2034	22,715	23,037
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.30% (D), 08/25/2037	103,097	89,592
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1-Month LIBOR + 0.64%, 0.75% (D), 10/25/2028	12,872	12,939
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	360,000	360,186
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 0.00% (D), 07/26/2048 (E)	33,595	33,560

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	$ 39,312	$ 40,585
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	19,586	20,747
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	48,251	51,292
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	37,958	40,559
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	34,805	36,753
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	73,140	78,014
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	125,326	133,309
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	46,164	49,273
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	55,887	58,518
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	162,359	171,159
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	150,750	157,431
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	195,000	199,643
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 0.82% (D), 01/19/2034	44,226	44,150

Total Mortgage-Backed Securities (Cost $4,036,970)		3,957,310

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.90%, 2.28% (D), 02/01/2041	2,410	2,478
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	238,964
2.89%, 06/25/2027	130,495	139,342
3.01%, 07/25/2025	188,000	204,004
3.06% (D), 07/25/2023 - 08/25/2024	455,000	487,004
Federal National Mortgage Association
12-Month LIBOR + 1.75%, 2.13% (D), 03/01/2041	2,227	2,226
3.33% (D), 10/25/2023	37,784	40,030
3.50%, 11/01/2028 - 01/01/2029	53,698	58,640
4.00%, 10/01/2025 - 07/01/2026	12,521	13,352
4.50%, 02/01/2025	1,580	1,664
5.00%, 04/01/2039 - 11/01/2039	88,068	100,538
5.50%, 09/01/2036 - 12/01/2041	164,836	192,180
6.00%, 05/01/2038 - 04/01/2040	86,126	102,305
6.50%, 05/01/2040	25,575	30,314

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS 0.70% (D), 02/16/2053	$ 120,880	$ 3,079
Uniform Mortgage-Backed Security
2.00%, TBA (J)	2,542,000	2,588,300
2.50%, TBA (J)	2,464,000	2,557,687
3.00%, TBA (J)	1,712,000	1,792,813
3.50%, TBA (J)	1,197,000	1,273,963
4.00%, TBA (J)	456,000	489,870

Total U.S. Government Agency Obligations (Cost $10,201,491)		10,318,753

U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury - 8.8%
U.S. Treasury Bond
1.25%, 05/15/2050	828,000	641,312
1.38%, 08/15/2050	102,000	81,648
1.88%, 02/15/2051 (B)	113,000	102,636
2.00%, 02/15/2050	301,000	281,835
2.25%, 08/15/2046	95,000	94,206
2.50%, 02/15/2045 - 05/15/2046	355,000	369,888
2.75%, 08/15/2042 - 08/15/2047 (B)	481,500	526,626
2.75%, 11/15/2047	183,000	199,792
2.88%, 08/15/2045 (B)	166,000	184,915
2.88%, 05/15/2049	319,300	358,115
3.00%, 05/15/2042 (B)	58,000	66,075
3.00%, 08/15/2048	108,100	123,779
3.13%, 02/15/2042 - 05/15/2048	81,500	94,840
3.63%, 02/15/2044	503,300	630,383
4.50%, 02/15/2036	67,000	89,628
5.25%, 02/15/2029	177,000	227,424
U.S. Treasury Note
0.13%, 05/31/2022 - 12/31/2022	609,000	609,122
0.25%, 08/31/2025	249,000	244,166
0.63%, 05/15/2030 - 08/15/2030	672,000	616,168
1.13%, 02/15/2031 (B)	407,000	388,431
1.50%, 08/15/2026 - 02/15/2030	584,300	593,441
1.63%, 02/15/2026 - 08/15/2029 (B)	1,062,000	1,093,209
1.63%, 05/15/2026	479,000	496,794
1.75%, 07/31/2021 - 05/15/2023	1,374,000	1,390,007
2.00%, 02/15/2025	93,000	98,079
2.13%, 06/30/2021	143,000	143,475
2.13%, 06/30/2022 - 05/15/2025 (B)	283,000	293,712
2.25%, 11/15/2025 - 11/15/2027	318,300	339,685
2.38%, 01/31/2023	237,000	246,202
2.50%, 01/31/2024	282,000	299,063
2.63%, 12/15/2021	475,000	482,552
2.88%, 08/15/2028 (B)	204,000	225,651
3.13%, 11/15/2028 (B)	126,500	142,283

		11,775,142

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	173,883	185,056
1.75%, 01/15/2028	90,385	109,790
2.50%, 01/15/2029	334,036	431,916

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	$ 179,487	$ 197,267
0.63%, 01/15/2024	472,303	513,039

		1,437,068

Total U.S. Government Obligations (Cost $13,075,579)		13,212,210

COMMERCIAL PAPER - 5.7%
Banks - 2.4%
Concord Minutemen Capital Co. 0.15% (K), 05/10/2021	250,000	249,994
Mackinac Funding Co. LLC 0.18% (K), 05/04/2021	360,000	359,997
Macquarie Bank Ltd. 0.16% (K), 06/07/2021	500,000	499,940
Manhattan Asset Funding Co. LLC 0.13% (K), 05/27/2021	350,000	349,969
National Australia Bank Ltd. 0.13% (K), 05/06/2021	475,000	474,995
National Bank of Canada 0.14% (K), 05/10/2021	400,000	399,993
Skandinaviska Enskilda Banken AB 0.14% (K), 05/18/2021	450,000	449,982
Standard Chartered Bank 0.16% (K), 06/30/2021	450,000	449,893

		3,234,763

Diversified Financial Services - 2.9%
Alpine Securitizaton 0.15% (K), 07/21/2021	250,000	249,899
Anglesea Funding PLC 0.14% (K), 07/06/2021	524,000	523,847
Chariot Funding LLC 0.14% (K), 07/01/2021	315,000	314,918
Gotham Funding Corp. 0.13% (K), 08/02/2021	450,000	449,811
ING Funding LLC 0.14% (K), 06/03/2021 - 07/01/2021	500,000	499,931
LMA SA / LMA Americas LLC 0.15% (K), 06/07/2021	325,000	324,955
Mont Blanc Capital Corp. 0.20% (K), 05/07/2021	375,000	374,994
Sheffield Receivable 0.16% (K), 05/04/2021	500,000	499,996
Thunder Bay Funding LLC 0.13% (K), 07/12/2021	363,000	362,901
Victory Receivables 0.13% (K), 06/07/2021	250,000	249,965

		3,851,217

Food Products - 0.4%
Britannia Funding Co. 0.16% (K), 05/18/2021	500,000	499,969

Total Commercial Paper (Cost $7,585,927)		7,585,949

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Cash Management Bill 0.01% (K), 06/17/2021	$ 175,000	$ 174,998
U.S. Treasury Bill
0.01% (K), 07/01/2021	225,000	224,994
0.03% (K), 06/03/2021	225,000	224,999
0.04% (K), 06/10/2021 (B)	495,000	494,995
0.04% (K), 05/06/2021	125,000	125,000

Total Short-Term U.S. Government Obligations (Cost $1,244,967)		1,244,986

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (K)	1,660,310	$ 1,660,310

Total Other Investment Company (Cost $1,660,310)		1,660,310

Total Investments (Cost $109,683,627)		142,208,924
Net Other Assets (Liabilities) - (6.6)%		(8,768,126)

Net Assets - 100.0%		$133,440,798

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	6	06/30/2021	$ 1,325,000	$1,324,547	$—	$(453)
S&P 500® E-Mini Index	1	06/18/2021	205,964	208,720	2,756	—

Total Futures Contracts					$2,756	$(453)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$81,395,899	$—	$—	$81,395,899
Preferred Stock	8,128	—	—	8,128
Asset-Backed Securities	—	3,694,428	—	3,694,428
Corporate Debt Securities	—	18,441,555	0	18,441,555
Foreign Government Obligations	—	689,396	—	689,396
Mortgage-Backed Securities	—	3,957,310	—	3,957,310
U.S. Government Agency Obligations	—	10,318,753	—	10,318,753
U.S. Government Obligations	—	13,212,210	—	13,212,210
Commercial Paper	—	7,585,949	—	7,585,949
Short-Term U.S. Government Obligations	—	1,244,986	—	1,244,986
Other Investment Company	1,660,310	—	—	1,660,310

Total Investments	$83,064,337	$59,144,587	$0	$142,208,924

Other Financial Instruments
Futures Contracts (N)	$2,756	$—	$—	$2,756

Total Other Financial Instruments	$2,756	$—	$—	$2,756

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(453)	$—	$—	$(453)

Total Other Financial Instruments	$(453)	$—	$—	$(453)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,558,094, collateralized by cash collateral of $1,660,310 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,992,590. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $13,102,758, representing 9.8% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security deemed worthless.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at April 30, 2021.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.8%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 647,613	$ 705,299
Apidos CLO XXXI Series 2019-31A, Class BR, 3-Month LIBOR + 1.55%, 1.00% (B), 04/15/2031 (A) (C)	2,500,000	2,500,000
Avid Automobile Receivables Trust Series 2019-1, Class A, 2.62%, 02/15/2024 (A)	459,721	462,762
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (A)	174,591	178,746
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	759,773	760,712
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	1,664,321	1,660,979
CARS-DB4, LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,134,713	1,183,624
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	6,002,488	6,194,634
CIFC Funding Ltd. Series 2015-2A, Class BR2, 3-Month LIBOR + 1.50%, 1.68% (B), 04/15/2030 (A)	7,030,000	7,002,956
Countrywide Asset-Backed Certificates Series 2002-S3, Class A5, 4.93% (B), 05/25/2032	6,731	6,699
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	5,727,000	5,724,142
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (A)	1,371,645	1,416,624
ExteNet LLC Series 2019-1A, Class A2, 3.20%, 07/26/2049 (A)	2,765,000	2,858,025
GSAA Home Equity Trust Series 2006-1, Class A3, 1-Month LIBOR + 0.66%, 0.77% (B), 01/25/2036	1,152,132	672,749
Helios Issuer LLC Series 2021-A, Class A, 1.80%, 02/20/2048 (A)	2,737,156	2,718,000
Hertz Vehicle Financing II, LP
Series 2017-2A, Class A,
3.29%, 10/25/2023 (A)	150,322	151,491
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	1,506,000	1,516,462
Series 2019-3A, Class B,
3.03%, 12/26/2025 (A)	4,975,000	4,991,184
Hilton Grand Vacations Trust Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	885,824	925,364
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/09/2039 (A)	2,699,338	2,726,762

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	$ 492,926	$ 521,144
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	1,389,032	1,579,840
Lehman XS Trust Series 2005-8, Class 1A3, 1-Month LIBOR + 0.70%, 0.81% (B), 12/25/2035	1,091,397	1,173,904
Longfellow Place CLO Ltd. Series 2013-1A, Class AR3, 3-Month LIBOR + 1.00%, 1.18% (B), 04/15/2029 (A)	7,050,000	7,051,220
Mountain View CLO Ltd. Series 2014-1A, Class BRR, 3-Month LIBOR + 1.45%, 1.63% (B), 10/15/2026 (A)	2,000,000	2,000,584
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	1,277,005	1,298,947
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	2,137,350	2,193,658
NADG NNN Operating, LP Series 2019-1, Class A, 3.37%, 12/28/2049 (A)	5,413,667	5,589,650
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	10,800,000	10,843,964
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,409,702
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,411,496
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	25,800,000	25,874,763
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,204,248
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	10,360,000	10,393,230
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	300,000	300,959
Series 2020-T3, Class CT3,
1.81%, 10/15/2052 (A)	1,500,000	1,505,421
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	1,200,000	1,204,641
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	10,116,000	10,152,228
Series 2020-T1, Class BT1,
1.77%, 08/15/2052 (A)	1,426,000	1,432,175
Series 2020-T1, Class CT1,
2.32%, 08/15/2052 (A)	591,000	593,922
Series 2020-T1, Class DT1,
3.06%, 08/15/2052 (A)	1,386,000	1,393,662
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	365,591	369,306

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust (continued)
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	$ 728,722	$ 744,279
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	551,641	573,740
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	551,638	569,764
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3-Month LIBOR + 1.70%, 1.88% (B), 10/22/2030 (A)	3,750,000	3,725,152
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	939,820	980,817
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,010,750	1,020,201
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	724,391	748,437
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,016,335	1,043,105
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	1,031,187	1,041,876
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	520,870	524,014
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	2,529,429	2,576,056
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	5,637,653	5,671,441
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	3,327,451	3,357,823
Small Business Lending Trust Series 2019-A, Class A, 2.85%, 07/15/2026 (A)	815,236	814,375
Soundview Home Loan Trust Series 2006-3, Class A3, 1-Month LIBOR + 0.32%, 0.43% (B), 11/25/2036	364,308	363,086
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	4,754,000	4,772,624
Series 2020-T1, Class CT1,
1.82%, 11/15/2052 (A)	982,000	985,835
Series 2020-T1, Class DT1,
2.37%, 11/15/2052 (A)	540,000	542,112
STORE Master Funding I LLC Series 2015-1A, Class A2, 4.17%, 04/20/2045 (A)	1,042,750	1,088,355
STORE Master Funding I-VII & XIV Series 2019-1, Class A3, 3.32%, 11/20/2049 (A)	1,134,904	1,174,598
STORE Master Funding LLC Series 2013-3A, Class A2, 5.21%, 11/20/2043 (A)	757,648	778,107
TICP CLO III Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 1.54% (B), 04/20/2028 (A)	1,250,000	1,249,227

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	$ 245,420	$ 248,052
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	487,789	492,639
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	1,333,782	1,356,413
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	771,463	787,191
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	3,936,238	4,065,046
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	3,825,268	3,932,701
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	3,227,327	3,369,740
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	6,316,155	6,674,865
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	4,697,334	4,872,473
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	2,216,184	2,292,596
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	8,658,802	9,257,239
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	12,277,348	12,465,589
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2, 3.73%, 03/15/2022 (A)	8,090,000	8,177,251
Vantage Data Centers LLC Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	6,085,000	6,059,714
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (A)	3,100,000	3,191,916
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	638,088	672,646
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	347,321	347,479
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	1,363,812	1,421,591
Wellfleet CLO Ltd.
Series 2016-2A, Class A2R,
3-Month EURIBOR + 1.58%, 1.77% (B), 10/20/2028 (A)	4,975,000	4,930,185
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.81% (B), 10/20/2029 (A)	4,000,000	3,987,200

Total Asset-Backed Securities (Cost $246,214,745)		249,803,428

CORPORATE DEBT SECURITIES - 54.5%
Aerospace & Defense - 1.0%
BAE Systems PLC 3.40%, 04/15/2030 (A)	1,460,000	1,558,634
Boeing Co.
5.15%, 05/01/2030	3,907,000	4,541,772
5.93%, 05/01/2060	4,103,000	5,347,572

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Embraer Finance BV 6.95%, 01/17/2028 (A)	$ 2,343,000	$ 2,638,616
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025	1,254,000	1,367,056
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	1,597,000	1,657,666
Northrop Grumman Corp. 3.20%, 02/01/2027 (D)	738,000	802,507

		17,913,823

Airlines - 1.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	2,479,099	2,476,194
3.70%, 04/01/2028	1,223,790	1,211,321
4.00%, 01/15/2027	1,900,198	1,762,401
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	30,632	30,571
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,734,780
6.82%, 02/10/2024	2,270,109	2,385,906
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75%, 10/20/2028 (A)	2,086,000	2,289,818
JetBlue Pass-Through Trust 2.75%, 11/15/2033	2,743,824	2,763,599
United Airlines Holdings, Inc. 4.88%, 01/15/2025 (D)	1,500,000	1,521,563
United Airlines Pass-Through Trust
2.70%, 11/01/2033	1,035,478	1,012,472
3.75%, 03/03/2028	1,425,779	1,494,808
4.15%, 02/25/2033	2,022,196	2,169,801
US Airways Pass-Through Trust 3.95%, 05/15/2027	255,455	253,799

		21,107,033

Auto Components - 0.3%
Clarios Global, LP / Clarios US Finance Co. 6.25%, 05/15/2026 (A)	3,308,000	3,508,754
Weichai International Hong Kong Energy Group Co. Ltd. Fixed until 09/14/2022 (E), 3.75% (B) (F)	1,600,000	1,620,002

		5,128,756

Automobiles - 0.4%
Ford Motor Co.
8.50%, 04/21/2023	2,053,000	2,299,360
9.00%, 04/22/2025	1,203,000	1,469,356
General Motors Co. 6.25%, 10/02/2043	2,723,000	3,577,417

		7,346,133

Banks - 7.8%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (B), 11/25/2035 (A)	3,472,000	3,299,650
Banco Santander SA 2.75%, 05/28/2025 - 12/03/2030	8,400,000	8,555,730
Bank of America Corp.
Fixed until 04/22/2031, 2.69% (B), 04/22/2032	2,175,000	2,197,684

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
Fixed until 10/24/2050, 2.83% (B), 10/24/2051	$ 5,282,000	$ 4,853,866
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	5,043,000	5,458,745
4.18%, 11/25/2027	4,874,000	5,447,685
5.88%, 02/07/2042	1,149,000	1,586,820
Barclays Bank PLC 10.18%, 06/12/2021 (A)	4,467,000	4,512,799
Barclays PLC 5.20%, 05/12/2026	2,704,000	3,067,553
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	5,413,337
6.75%, 09/30/2022 (A)	1,500,000	1,601,250
BNP Paribas SA Fixed until 03/14/2022 (E), 6.75% (A) (B)	2,429,000	2,518,582
BPCE SA
3.50%, 10/23/2027 (A)	2,649,000	2,866,397
4.50%, 03/15/2025 (A)	4,654,000	5,145,528
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	7,825,000	8,505,100
Fixed until 12/10/2025 (E), 4.00% (B)	3,111,000	3,150,821
Fixed until 09/12/2024 (E), 5.00% (B)	1,412,000	1,482,600
Commerzbank AG 8.13%, 09/19/2023 (A)	2,891,000	3,313,727
Credit Agricole SA 3.25%, 01/14/2030 (A)	6,253,000	6,480,807
Credit Suisse AG 6.50%, 08/08/2023 (A)	3,070,000	3,390,662
Danske Bank A/S Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,008,000	3,205,741
Discover Bank 4.65%, 09/13/2028	2,953,000	3,413,955
HBOS PLC 6.00%, 11/01/2033 (A)	2,974,000	3,857,932
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	595,000	646,227
5.71%, 01/15/2026 (A)	2,487,000	2,787,973
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	3,357,000	3,448,128
4.13%, 12/15/2026	4,486,000	5,076,506
Fixed until 02/01/2025 (E), 4.60% (B)	7,237,000	7,463,156
Lloyds Banking Group PLC Fixed until 06/27/2026 (E), 6.75% (B)	2,567,000	2,924,788
Macquarie Bank Ltd. 3.62%, 06/03/2030 (A)	5,304,000	5,472,187
Natwest Group PLC Fixed until 08/28/2030, 3.03% (B), 11/28/2035	2,701,000	2,633,745

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Synovus Bank Fixed until 02/10/2022, 2.29% (B), 02/10/2023	$ 2,850,000	$ 2,876,212
Truist Financial Corp. Fixed until 09/01/2025 (E), 4.95% (B) (D)	5,369,000	5,905,900
UniCredit SpA
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	1,858,000	1,997,420
6.57%, 01/14/2022 (A)	2,283,000	2,371,066
Wells Fargo & Co. Fixed until 03/15/2026 (E), 3.90% (B)	3,903,000	3,990,427
Wells Fargo Bank NA 5.95%, 08/26/2036	459,000	610,635

		141,531,341

Beverages - 1.7%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	3,086,000	3,440,692
4.44%, 10/06/2048	1,089,000	1,231,200
4.75%, 01/23/2029	6,605,000	7,747,821
Constellation Brands, Inc.
2.65%, 11/07/2022	3,241,000	3,344,032
3.15%, 08/01/2029	1,344,000	1,416,734
3.70%, 12/06/2026	3,681,000	4,073,414
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,160,000	5,148,700
5.50%, 04/01/2025 (A)	4,510,000	4,635,017

		31,037,610

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,682,000	1,822,357
3.25%, 10/01/2022	1,758,000	1,816,802
4.05%, 11/21/2039	1,711,000	1,913,385
Amgen, Inc. 2.20%, 02/21/2027	2,344,000	2,429,271
Biogen, Inc. 2.25%, 05/01/2030	1,496,000	1,453,688

		9,435,503

Building Products - 0.7%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 09/01/2025 (A)	830,000	883,950
Builders FirstSource, Inc. 5.00%, 03/01/2030 (A)	859,000	911,614
Carrier Global Corp. 2.72%, 02/15/2030	4,577,000	4,657,538
Masco Corp. 2.00%, 02/15/2031	2,005,000	1,914,120
Owens Corning 7.00%, 12/01/2036	1,380,000	1,909,154
Standard Industries, Inc. 3.38%, 01/15/2031 (A)	2,179,000	2,036,602

		12,312,978

Capital Markets - 2.6%
Charles Schwab Corp. Fixed until 12/01/2027 (E), 5.00% (B) (D)	3,340,000	3,536,225

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group AG Fixed until 08/21/2026 (E), 6.38% (A) (B)	$ 7,047,000	$ 7,662,344
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (B), 11/24/2026	1,831,000	1,853,864
Fixed until 01/14/2031, 3.73% (B), 01/14/2032	3,023,000	2,992,695
Goldman Sachs Group, Inc. Fixed until 04/23/2028, 3.81% (B), 04/23/2029	4,906,000	5,418,058
Intercontinental Exchange, Inc. 1.85%, 09/15/2032	4,067,000	3,767,359
Lazard Group LLC 4.50%, 09/19/2028	2,336,000	2,663,537
LPL Holdings, Inc. 4.00%, 03/15/2029 (A)	3,175,000	3,171,031
Morgan Stanley
Fixed until 01/22/2030, 2.70% (B), 01/22/2031	4,449,000	4,544,422
4.00%, 07/23/2025	7,528,000	8,391,413
UBS AG 7.63%, 08/17/2022	2,433,000	2,644,657
UBS Group AG Fixed until 08/10/2021 (E), 7.13% (B) (F)	1,055,000	1,070,572

		47,716,177

Chemicals - 0.5%
Mosaic Co. 4.05%, 11/15/2027	800,000	892,601
NOVA Chemicals Corp. 4.88%, 06/01/2024 (A)	2,800,000	2,951,928
Nutrien Ltd. 4.20%, 04/01/2029	2,514,000	2,854,109
Nutrition & Biosciences, Inc. 2.30%, 11/01/2030 (A)	2,647,000	2,576,606

		9,275,244

Commercial Services & Supplies - 0.5%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,358,000	1,453,060
5.25%, 08/01/2026 (A)	2,308,000	2,417,630
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,863,330
5.38%, 07/15/2024 (A)	3,987,000	4,131,529

		9,865,549

Communications Equipment - 0.6%
CommScope, Inc. 5.50%, 03/01/2024 (A)	8,632,000	8,896,485
Nokia OYJ 3.38%, 06/12/2022	2,050,000	2,105,760

		11,002,245

Construction & Engineering - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	1,030,837
9.88%, 04/01/2027 (A)	2,000,000	2,272,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
IHS Holdco BV
7.13%, 03/18/2025 (A)	$ 1,565,000	$ 1,633,469
8.00%, 09/18/2027 (A)	1,975,000	2,142,875
Quanta Services, Inc. 2.90%, 10/01/2030	2,043,000	2,097,116

		9,176,797

Construction Materials - 0.6%
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	2,580,000	2,807,084
LafargeHolcim Finance LLC 3.50%, 09/22/2026 (A)	4,920,000	5,394,429
Martin Marietta Materials, Inc. 2.50%, 03/15/2030	2,925,000	2,947,345

		11,148,858

Consumer Finance - 1.3%
Ally Financial, Inc. 8.00%, 11/01/2031	3,848,000	5,407,302
Altice Financing SA 7.50%, 05/15/2026 (A)	2,750,000	2,857,112
BMW US Capital LLC 2.80%, 04/11/2026 (A)	3,400,000	3,617,153
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	4,705,000	4,813,733
Navient Corp. 6.50%, 06/15/2022	4,385,000	4,593,287
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A)	2,089,000	2,055,963

		23,344,550

Containers & Packaging - 0.8%
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024 (A)	5,810,000	5,831,788
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 4.00%, 10/15/2027 (A)	6,000,000	5,932,500
WRKCo, Inc. 3.90%, 06/01/2028	2,405,000	2,677,105

		14,441,393

Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	4,183,000	4,503,418
6.50%, 07/15/2025	1,223,000	1,438,883
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,920,000	1,881,393
2.88%, 01/20/2022 (A)	3,033,000	3,071,123
3.50%, 11/01/2027 (A)	1,507,000	1,559,319
5.50%, 12/15/2024 (A)	6,418,000	7,211,605
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	1,549,000	1,566,695
3.85%, 06/15/2025 (A)	3,784,000	4,101,282
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027 (A)	5,711,000	5,606,889
Mexico Remittances Funding Fiduciary Estate Management SARL 4.88%, 01/15/2028 (A)	6,098,000	5,739,529

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (A)	$ 4,725,000	$ 4,908,094
Virgin Media Secured Finance PLC 5.50%, 05/15/2029 (A)	3,940,000	4,212,846

		45,801,076

Diversified Telecommunication Services - 1.9%
AT&T, Inc. 3.40%, 05/15/2025	504,000	548,552
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	4,855,000	4,888,014
Level 3 Financing, Inc. 3.40%, 03/01/2027 (A)	4,475,000	4,749,094
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	4,440,000	4,656,450
5.80%, 03/15/2022	3,035,000	3,130,603
6.45%, 06/15/2021	3,455,000	3,472,275
7.50%, 04/01/2024	1,750,000	1,956,850
Verizon Communications, Inc.
1.68%, 10/30/2030	1,973,000	1,848,078
1.68%, 10/30/2030 (A)	1,973,000	1,848,078
1.75%, 01/20/2031	4,770,000	4,479,757
4.13%, 03/16/2027	2,134,000	2,430,378

		34,008,129

Electric Utilities - 1.3%
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	5,178,000	5,358,748
EDP Finance BV 3.63%, 07/15/2024 (A)	11,286,000	12,181,605
NRG Energy, Inc.
3.38%, 02/15/2029 (A) (D)	598,000	585,293
3.63%, 02/15/2031 (A)	854,000	836,667
7.25%, 05/15/2026	1,616,000	1,674,580
Pacific Gas & Electric Co. 2.50%, 02/01/2031	2,323,000	2,185,547

		22,822,440

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. 2.80%, 02/15/2030	3,542,000	3,659,723
Arrow Electronics, Inc. 3.50%, 04/01/2022	1,657,000	1,694,972
Keysight Technologies, Inc. 4.60%, 04/06/2027	3,920,000	4,516,677
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A) (D)	210,000	208,538
4.38%, 02/15/2030 (A)	1,498,000	1,566,167

		11,646,077

Energy Equipment & Services - 0.2%
Investment Energy Resources Ltd. 6.25%, 04/26/2029 (A)	1,793,000	1,911,338
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	1,737,000	1,905,863

		3,817,201

Equity Real Estate Investment Trusts - 3.1%
CBL & Associates, LP 5.25%, 12/01/2023 (G)	997,000	577,014
Corporate Office Properties, LP
2.25%, 03/15/2026	1,251,000	1,282,425
2.75%, 04/15/2031	670,000	660,890

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	$ 3,120,000	$ 3,301,678
EPR Properties 3.75%, 08/15/2029	2,420,000	2,352,248
Equinix, Inc. 5.38%, 05/15/2027	6,365,000	6,838,781
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	1,525,000	1,597,187
Highwoods Realty, LP 3.05%, 02/15/2030	3,244,000	3,318,100
Iron Mountain, Inc. 5.25%, 03/15/2028 (A)	3,750,000	3,933,750
iStar, Inc.
4.25%, 08/01/2025	2,171,000	2,200,091
5.50%, 02/15/2026	3,496,000	3,618,360
Life Storage, LP
2.20%, 10/15/2030	800,000	771,408
4.00%, 06/15/2029	1,053,000	1,153,223
National Retail Properties, Inc. 2.50%, 04/15/2030	2,457,000	2,457,218
Realty Income Corp. 3.25%, 01/15/2031	1,072,000	1,146,170
SBA Tower Trust
1.63%, 11/15/2026 (A) (C)	880,000	880,000
2.84%, 01/15/2050 (A)	6,883,000	7,252,992
3.17%, 04/09/2047 (A)	880,000	882,147
3.45%, 03/15/2048 (A)	995,000	1,048,586
Simon Property Group, LP 1.75%, 02/01/2028	2,613,000	2,564,495
VEREIT Operating Partnership, LP 2.20%, 06/15/2028	4,037,000	4,062,099
Weyerhaeuser Co. 4.00%, 04/15/2030	2,433,000	2,728,947
WP Carey, Inc. 2.40%, 02/01/2031	1,081,000	1,047,678

		55,675,487

Food & Staples Retailing - 0.9%
7-Eleven, Inc. 1.80%, 02/10/2031 (A)	4,817,000	4,553,834
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP 4.63%, 01/15/2027 (A)	4,360,000	4,534,400
InRetail Consumer 3.25%, 03/22/2028 (A)	3,042,000	2,906,327
Sysco Corp. 5.95%, 04/01/2030	3,420,000	4,310,430

		16,304,991

Food Products - 0.4%
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025	2,035,000	2,058,352
Campbell Soup Co. 2.38%, 04/24/2030	2,285,000	2,268,111
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	687,072
5.63%, 01/15/2028 (A)	2,000,000	2,107,500

		7,121,035

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories 1.40%, 06/30/2030	$ 1,182,000	$ 1,113,082
Alcon Finance Corp. 2.75%, 09/23/2026 (A)	2,053,000	2,179,132
Boston Scientific Corp. 4.70%, 03/01/2049	1,604,000	1,976,592
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	3,535,000	3,717,043
Smith & Nephew PLC 2.03%, 10/14/2030	2,706,000	2,579,387
Stryker Corp. 1.95%, 06/15/2030	2,312,000	2,236,966

		13,802,202

Health Care Providers & Services - 2.0%
Anthem, Inc. 2.25%, 05/15/2030	2,121,000	2,086,626
Centene Corp.
3.00%, 10/15/2030	2,115,000	2,098,334
3.38%, 02/15/2030	4,806,000	4,824,022
4.25%, 12/15/2027	1,047,000	1,097,371
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	781,188
8.13%, 06/30/2024 (A)	116,000	121,075
Cigna Corp. 2.40%, 03/15/2030	2,085,000	2,085,146
CVS Health Corp. 4.78%, 03/25/2038	6,189,000	7,370,294
HCA, Inc.
4.13%, 06/15/2029	3,725,000	4,138,223
5.25%, 04/15/2025	3,025,000	3,475,987
7.50%, 11/06/2033	1,031,000	1,405,129
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	532,000	546,630
Quest Diagnostics, Inc. 4.20%, 06/30/2029	2,067,000	2,355,648
Tenet Healthcare Corp. 5.13%, 11/01/2027 (A)	2,400,000	2,517,120
UnitedHealth Group, Inc. 2.00%, 05/15/2030	1,965,000	1,942,594

		36,845,387

Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp. 4.75%, 12/01/2027	2,549,000	2,613,235
Boyne USA, Inc. 4.75%, 05/15/2029 (A)	999,000	1,026,473
Carnival Corp. 11.50%, 04/01/2023 (A)	748,000	859,602
Expedia Group, Inc.
2.95%, 03/15/2031 (A)	846,000	841,326
3.80%, 02/15/2028	1,761,000	1,887,731
GLP Capital, LP / GLP Financing II, Inc. 4.00%, 01/15/2030	2,357,000	2,494,884
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029 (A)	3,099,000	3,106,747
International Game Technology PLC 6.50%, 02/15/2025 (A)	2,792,000	3,092,140
Marriott International, Inc. 5.75%, 05/01/2025	2,772,000	3,189,860

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
4.75%, 10/15/2028	$ 1,627,000	$ 1,716,290
5.75%, 06/15/2025	3,379,000	3,721,124
NCL Corp. Ltd. 3.63%, 12/15/2024 (A)	3,416,000	3,279,018
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028 (A)	1,364,000	1,430,427
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	751,425
7.25%, 11/15/2029 (A)	796,000	875,536
8.25%, 03/15/2026 (A)	3,200,000	3,448,000
Viking Cruises Ltd. 5.88%, 09/15/2027 (A)	4,525,000	4,434,500

		38,768,318

Household Durables - 0.3%
Century Communities, Inc. 6.75%, 06/01/2027 (D)	1,319,000	1,419,277
D.R. Horton, Inc. 4.38%, 09/15/2022	2,438,000	2,538,974
KB Home 7.63%, 05/15/2023	795,000	864,563

		4,822,814

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,515,000	4,311,148
5.25%, 06/01/2026 (A)	838,000	860,249

		5,171,397

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc. 3.75%, 12/01/2027	2,784,000	3,091,166
General Electric Co.
3-Month LIBOR + 3.33%, 3.51% (B), 06/15/2021 (D) (E)	1,442,000	1,370,794
5.55%, 01/05/2026	2,590,000	3,076,583

		7,538,543

Insurance - 1.2%
American International Group, Inc.
4.20%, 04/01/2028	2,544,000	2,874,265
4.25%, 03/15/2029	2,031,000	2,292,965
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (A)	5,700,000	5,747,263
Markel Corp. 5.00%, 05/20/2049	1,790,000	2,286,706
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,788,000	1,846,110
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 2.85% (B), 12/15/2065	6,275,000	5,929,875

		20,977,184

Interactive Media & Services - 0.4%
Alphabet, Inc. 1.10%, 08/15/2030	2,915,000	2,703,375
Baidu, Inc. 4.38%, 05/14/2024	2,436,000	2,661,481
Tencent Holdings Ltd. 3.28%, 04/11/2024 (A)	1,686,000	1,793,116

		7,157,972

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
Fiserv, Inc. 3.50%, 07/01/2029	$ 1,443,000	$ 1,563,689
Gartner, Inc. 4.50%, 07/01/2028 (A)	413,000	434,166

		1,997,855

Leisure Products - 0.0% (H)
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	395,550
6.75%, 12/31/2025 (A)	289,000	303,595

		699,145

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	846,000	860,805
4.00%, 03/15/2031 (A) (D)	846,000	871,634

		1,732,439

Machinery - 0.1%
Meritor, Inc. 4.50%, 12/15/2028 (A) (D)	266,000	269,325
Xylem, Inc. 1.95%, 01/30/2028	1,517,000	1,524,318

		1,793,643

Marine - 0.2%
MV24 Capital BV 6.75%, 06/01/2034 (A)	2,815,302	2,981,743

Media - 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.13%, 07/01/2049	4,520,000	5,163,698
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024	534,000	557,363
Comcast Corp. 4.15%, 10/15/2028	4,874,000	5,604,306
CSC Holdings LLC
4.50%, 11/15/2031 (A) (C)	2,454,000	2,454,000
4.63%, 12/01/2030 (A)	1,217,000	1,189,617
6.75%, 11/15/2021	1,315,000	1,351,162
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	759,200
6.63%, 08/15/2027 (A) (D)	690,000	374,325
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,569,932
5.88%, 07/15/2022	7,490,000	7,842,030
6.75%, 06/01/2021	900,000	901,125
Gray Television, Inc. 4.75%, 10/15/2030 (A)	3,090,000	3,090,000
Univision Communications, Inc. 6.63%, 06/01/2027 (A)	725,000	785,719
ViacomCBS, Inc. 4.20%, 05/19/2032 (D)	1,611,000	1,795,313
Ziggo BV 5.50%, 01/15/2027 (A)	2,197,000	2,285,056

		35,722,846

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.5%
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	$ 5,502,000	$ 5,735,835
Teck Resources Ltd. 6.25%, 07/15/2041	3,073,000	3,897,151

		9,632,986

Multi-Utilities - 0.3%
Black Hills Corp.
3.15%, 01/15/2027	1,874,000	2,004,797
4.25%, 11/30/2023	2,854,000	3,083,188

		5,087,985

Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 7.88%, 05/15/2026 (A)	2,739,000	2,985,510
Antero Resources Corp. 5.63%, 06/01/2023 (D)	2,979,000	2,990,171
Boardwalk Pipelines, LP 3.40%, 02/15/2031	1,514,000	1,569,685
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (A)	4,568,000	4,647,940
4.50%, 10/01/2029	1,735,000	1,810,906
Chevron USA, Inc. 3.25%, 10/15/2029	2,562,000	2,777,272
Citgo Holding, Inc. 9.25%, 08/01/2024 (A)	700,000	721,000
Energy Transfer, LP 6.00%, 06/15/2048	5,423,000	6,251,544
EnLink Midstream Partners, LP 5.05%, 04/01/2045 (D)	1,095,000	900,638
EQM Midstream Partners, LP 6.50%, 07/15/2048	2,310,000	2,343,842
Exxon Mobil Corp. 3.04%, 03/01/2026 (D)	3,584,000	3,892,690
Lukoil International Finance BV 6.66%, 06/07/2022 (A)	1,000,000	1,058,750
Marathon Petroleum Corp. 4.50%, 05/01/2023	3,182,000	3,408,663
NuStar Logistics, LP
5.63%, 04/28/2027	2,000,000	2,105,000
5.75%, 10/01/2025	950,000	1,022,438
6.00%, 06/01/2026	350,000	379,313
Occidental Petroleum Corp.
4.30%, 08/15/2039	938,000	827,522
5.55%, 03/15/2026	5,870,000	6,302,912
ONEOK Partners, LP 4.90%, 03/15/2025	1,134,000	1,268,846
Petroleos Mexicanos
6.50%, 01/23/2029	4,757,000	4,841,437
6.84%, 01/23/2030	3,538,000	3,635,295
6.88%, 10/16/2025 (A) (D)	2,440,000	2,667,408
7.69%, 01/23/2050	1,593,000	1,533,422
Pioneer Natural Resources Co. 2.15%, 01/15/2031	3,530,000	3,335,759
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	1,710,000	1,732,570
Sabine Pass Liquefaction LLC 6.25%, 03/15/2022	3,503,000	3,623,249

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (A) (D)	$ 647,000	$ 655,218
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032 (A)	1,723,000	1,694,639

		70,983,639

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049 (A) (D)	1,560,000	1,842,204

Pharmaceuticals - 1.5%
AstraZeneca PLC
2.38%, 06/12/2022	3,422,000	3,492,793
4.00%, 01/17/2029	3,989,000	4,505,459
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	971,494
5.25%, 01/30/2030 (A) (D)	3,400,000	3,417,000
5.25%, 02/15/2031 (A)	324,000	324,441
6.13%, 04/15/2025 (A)	2,000,000	2,045,000
6.25%, 02/15/2029 (A)	520,000	549,900
7.00%, 01/15/2028 (A)	617,000	671,759
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	2,041,000	2,308,476
Bristol-Myers Squibb Co. 3.20%, 06/15/2026	807,000	883,838
Merck & Co., Inc. 3.40%, 03/07/2029	1,505,000	1,669,566
Royalty Pharma PLC 2.20%, 09/02/2030 (A)	2,746,000	2,621,858
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	1,170,000	1,390,477
Viatris, Inc. 2.30%, 06/22/2027 (A)	1,187,000	1,201,901
Zoetis, Inc. 2.00%, 05/15/2030	1,486,000	1,441,056

		27,495,018

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	1,680,000	1,777,956

Road & Rail - 0.6%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (A)	3,369,000	3,602,289
5.50%, 01/15/2026 (A)	4,641,000	5,193,519
CSX Corp. 3.80%, 04/15/2050	1,687,000	1,817,567

		10,613,375

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc. 1.95%, 02/15/2028 (A)	1,219,000	1,200,396
KLA Corp. 4.10%, 03/15/2029	2,500,000	2,834,899
Lam Research Corp.
1.90%, 06/15/2030	3,264,000	3,194,792
3.75%, 03/15/2026	1,658,000	1,848,977
Micron Technology, Inc. 4.64%, 02/06/2024	2,335,000	2,570,101
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030 (A)	4,503,000	4,812,819

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2027	$ 1,698,000	$ 1,872,814
3.25%, 05/20/2050 (D)	3,049,000	3,113,699
TSMC Global Ltd. 1.38%, 09/28/2030 (A)	6,595,000	6,094,006
Xilinx, Inc. 2.38%, 06/01/2030	2,274,000	2,246,929

		29,789,432

Software - 0.5%
Adobe, Inc. 2.15%, 02/01/2027	2,095,000	2,195,037
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	583,000	577,899
Infor, Inc. 1.75%, 07/15/2025 (A)	2,364,000	2,405,250
Intuit, Inc. 1.35%, 07/15/2027	1,657,000	1,636,468
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	3,084,000	2,991,480

		9,806,134

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc. 2.85%, 02/23/2023	4,505,000	4,698,369
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	4,652,000	5,547,098
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	1,938,000	2,103,153
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	715,850
5.13%, 04/15/2029 (A)	1,572,000	1,617,195
5.25%, 10/01/2030 (A)	2,183,000	2,259,405
8.13%, 04/15/2025 (A)	277,000	301,930
Seagate HDD Cayman 4.13%, 01/15/2031 (A)	402,000	407,222
Western Digital Corp. 4.75%, 02/15/2026 (D)	6,235,000	6,909,160

		24,559,382

Tobacco - 0.8%
Altria Group, Inc. 2.45%, 02/04/2032	3,220,000	3,027,116
BAT Capital Corp.
2.26%, 03/25/2028	5,410,000	5,302,152
4.76%, 09/06/2049	2,713,000	2,745,095
4.91%, 04/02/2030	1,903,000	2,144,991
Reynolds American, Inc. 7.25%, 06/15/2037	439,000	572,529

		13,791,883

Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.30%, 02/01/2025	1,121,000	1,151,806

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp. 4.00%, 07/15/2025 (A)	3,122,000	3,446,373

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	3,545,000	3,552,287

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC (continued)
3.72%, 07/15/2043 (A)	$ 371,000	$ 383,857
Sprint Corp. 7.88%, 09/15/2023	7,245,000	8,259,300
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,000,000	2,030,000
3.88%, 04/15/2030 (A)	2,439,000	2,656,803

		16,882,247

Total Corporate Debt Securities (Cost $953,567,417)		985,852,334

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.1%
Colombia Government International Bond 4.50%, 01/28/2026 (D)	1,300,000	1,420,263

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (A)	782,000	818,363
5.50%, 01/27/2025 (F)	1,122,000	1,237,016

		2,055,379

Ecuador - 0.1%
Ecuador Government International Bond
Zero Coupon, 07/31/2030 (A)	119,808	65,296
0.50% (I), 07/31/2030 - 07/31/2040 (A)	1,749,696	1,209,007

		1,274,303

Indonesia - 0.2%
Indonesia Government International Bond 4.75%, 01/08/2026 (A)	2,780,000	3,167,299

Mongolia - 0.0% (H)
Mongolia Government International Bond 5.63%, 05/01/2023 (A)	470,000	493,498

Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (A)	2,657,000	2,829,705

Saudi Arabia - 0.0% (H)
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (A)	560,000	565,107

Total Foreign Government Obligations (Cost $11,283,215)		11,805,554

LOAN ASSIGNMENTS - 0.8%
Commercial Services & Supplies - 0.6%
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 4.75% (B), 03/01/2028	10,575,000	10,524,018

Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.36% (B), 05/01/2025	2,846,435	2,818,562
Term Loan,
1-Month LIBOR + 4.00%, 4.11% (B), 05/01/2025	322,719	322,719

		3,141,281

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 0.0% (H)
AVSC Holding Corp. Term Loan B1, 3-Month LIBOR + 3.50%, 4.50% (B), 03/03/2025	$ 439,328	$ 395,175

Total Loan Assignments (Cost $14,039,083)		14,060,474

MORTGAGE-BACKED SECURITIES - 15.6%
20 Times Square Trust Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	2,400,000	2,385,171
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D,
1-Month LIBOR + 1.54%, 1.65% (B), 09/15/2034 (A)	3,000,000	2,996,209
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 2.23% (B), 09/15/2034 (A)	4,630,000	4,571,906
AFN LLC Series 2019-1A, Class A1, 3.78%, 05/20/2049 (A)	8,268,426	8,276,480
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.53% (B), 05/25/2035	606,803	590,161
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 0.55% (B), 05/25/2035	1,098,556	1,017,860
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 0.75% (B), 03/25/2036	1,207,303	1,089,265
American Home Mortgage Assets Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.13%, 0.23% (B), 03/25/2047	416,491	399,302
Arroyo Mortgage Trust Series 2018-1, Class A1, 3.76% (B), 04/25/2048 (A)	724,561	725,903
Ashford Hospitality Trust Series 2018-ASHF, Class D, 1-Month LIBOR + 2.10%, 2.22% (B), 04/15/2035 (A)	3,988,000	3,950,426
Austin Fairmont Hotel Trust Series 2019-FAIR, Class D, 1-Month LIBOR + 1.80%, 1.92% (B), 09/15/2032 (A)	5,000,000	4,955,897
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,907,086
Series 2019-BPR, Class CNM,
3.84% (B), 11/05/2032 (A)	3,970,000	3,694,162
Banc of America Funding Trust Series 2007-3, Class TA2, 1-Month LIBOR + 0.18%, 0.29% (B), 04/25/2037	256,593	236,419

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust Series 2012-TFT, Class C, 3.58% (B), 06/05/2030 (A)	$ 2,345,000	$ 1,642,672
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.31% (B), 08/15/2036 (A)	2,339,000	2,336,856
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.81% (B), 08/15/2036 (A)	2,130,000	2,127,408
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 2.61% (B), 08/15/2036 (A)	1,890,000	1,878,238
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.24% (B), 03/15/2037 (A)	7,065,000	6,905,556
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.55% (B), 03/15/2037 (A)	2,570,000	2,473,349
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (A)	1,300,000	1,332,317
BHMS Trust Series 2018-ATLS, Class C, 1-Month LIBOR + 1.90%, 2.01% (B), 07/15/2035 (A)	4,065,000	4,052,324
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.57% (B), 10/15/2036 (A)	6,052,190	6,052,187
Series 2020-VKNG, Class D,
1-Month LIBOR + 1.70%, 1.81% (B), 10/15/2037 (A)	4,300,000	4,299,997
BX Trust Series 2018-GW, Class C, 1-Month LIBOR + 1.22%, 1.34% (B), 05/15/2035 (A)	1,900,000	1,898,830
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 2.12% (B), 11/15/2034 (A)	1,825,000	1,676,780
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 1.87% (B), 07/15/2030 (A)	2,200,000	2,155,776
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 0.38% (B), 04/25/2035	131,520	124,950
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 0.61% (B), 02/25/2036	3,120,770	2,941,544
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 1.61% (B), 11/15/2036 (A)	9,000,000	9,005,557
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.36% (B), 11/15/2036 (A)	5,750,000	5,755,351

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2019-PRM, Class C, 3.90%, 05/10/2036 (A)	$ 2,380,000	$ 2,495,433
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	63,728	67,249
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	36,166	36,684
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	644,831	664,338
Colony Trust Series 2019-IKPR, Class C, 1-Month LIBOR + 1.68%, 1.79% (B), 11/15/2038 (A)	5,700,000	5,657,113
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,171,564
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,013,263
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 1.42% (B), 12/15/2031 (A)	5,895,200	5,895,198
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.26% (B), 12/27/2036 (A)	472,532	471,000
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	9,687,470	9,947,741
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	8,531,118	8,437,319
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	3,517,107	3,574,179
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	7,902,000	8,222,492
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month LIBOR + 1.63%, 1.75% (B), 12/15/2036 (A)	6,222,000	6,179,067
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,349,491
Series 2019-SOHO, Class C,
1-Month LIBOR + 1.30%, 1.42% (B), 06/15/2036 (A)	5,200,000	5,190,150
Series 2020-UPTN, Class C,
3.25%, 02/10/2037 (A)	6,318,000	6,515,161
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	2,000,000	1,945,692
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,690,981
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,549,481

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1, 1-Month LIBOR + 0.13%, 0.23% (B), 05/25/2037	$ 186,800	$ 113,431
HPLY Trust Series 2019-HIT, Class C, 1-Month LIBOR + 1.60%, 1.71% (B), 11/15/2036 (A)	2,912,454	2,905,155
ILPT Trust Series 2019-SURF, Class C, 4.44% (B), 02/11/2041 (A)	1,930,000	1,964,525
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.30% (B), 08/25/2037	727,441	632,152
InTown Hotel Portfolio Trust Series 2018-STAY, Class C, 1-Month LIBOR + 1.50%, 1.62% (B), 01/15/2033 (A)	3,835,000	3,843,984
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	2,000,000	478,005
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,735,387
MBRT Series 2019-MBR, Class D, 1-Month LIBOR + 1.70%, 1.82% (B), 11/15/2036 (A)	3,033,000	3,029,282
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 3.11% (B), 03/25/2036	1,023,684	791,615
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	1,025,454	1,060,160
Mill City Mortgage Loan Trust Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	7,370,838	7,799,805
Morgan Stanley Capital I Trust Series 2018-SUN, Class C, 1-Month LIBOR + 1.40%, 1.52% (B), 07/15/2035 (A)	2,015,000	2,013,152
Morgan Stanley Resecuritization Trust Series 2014-R4, Class 4A, 2.78% (B), 11/21/2035 (A)	422,659	424,567
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.30% (B), 10/15/2037 (A)	1,375,000	1,373,258
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.77% (B), 10/15/2037 (A)	5,710,000	5,695,611
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	541,198	574,645
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	2,021,598	2,156,310
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	9,083,797	9,723,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	$ 891,435	$ 948,214
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	625,959	668,937
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	3,889,743	4,072,883
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	2,359,429	2,507,038
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	6,117,512	6,544,198
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	4,301,880	4,535,029
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	6,978,468	7,287,765
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	5,834,958	6,163,561
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	4,230,729	4,464,494
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 0.65% (B), 02/25/2046	3,094,028	1,983,964
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.44%, 0.55% (B), 02/25/2046	90,802	27,526
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 0.32% (B), 06/25/2037	188,083	183,047
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,679,856	1,746,844
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.50%, 1.61% (B), 11/11/2034 (A)	1,405,489	1,393,078
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	11,040,862	11,561,399
VNDO Mortgage Trust Series 2012-6AVE, Class E, 3.45% (B), 11/15/2030 (A)	4,000,000	4,093,371

Total Mortgage-Backed Securities (Cost $282,325,346)		282,025,571

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	601,445	113,545
Uniform Mortgage-Backed Security
2.00%, TBA (C)	12,816,000	12,934,648
2.50%, TBA (C)	22,459,000	23,290,685
3.00%, TBA (C)	6,414,000	6,716,764
3.50%, TBA (C)	3,708,000	3,946,413

Total U.S. Government Agency Obligations (Cost $47,243,008)		47,002,055

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.1%
U.S. Treasury - 10.1%
U.S. Treasury Bond
1.25%, 05/15/2050	$ 13,740,000	$ 10,642,059
2.00%, 02/15/2050	10,116,000	9,471,895
2.25%, 08/15/2046 - 08/15/2049	21,767,900	21,572,339
2.50%, 05/15/2046	9,450,000	9,835,752
2.75%, 08/15/2042 - 08/15/2047 (D)	18,184,000	19,868,327
2.75%, 11/15/2047	12,316,000	13,446,089
2.88%, 11/15/2046 (D)	5,220,000	5,818,057
2.88%, 05/15/2049	12,360,200	13,862,737
3.00%, 08/15/2048 - 02/15/2049	11,481,000	13,155,009
3.13%, 05/15/2048	1,568,000	1,834,928
3.50%, 02/15/2039	6,104,000	7,427,805
4.50%, 02/15/2036 (D)	10,697,000	14,309,745
U.S. Treasury Note
0.63%, 05/15/2030 - 08/15/2030	34,590,900	31,713,970
2.13%, 06/30/2022 (D)	7,041,000	7,207,124
2.88%, 10/31/2023	1,992,700	2,122,770

		182,288,606

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond 0.25%, 02/15/2050	12,505,242	13,308,801
U.S. Treasury Inflation-Indexed Note 0.13%, 07/15/2030	4,457,431	4,898,996

		18,207,797

Total U.S. Government Obligations (Cost $201,281,705)		200,496,403

	Shares	Value
COMMON STOCK - 0.1%
Building Products - 0.1%
AMH New Finance, Inc. (J) (K) (L)	316,065	2,133,439

Total Common Stock (Cost $1,684,626)		2,133,439

PREFERRED STOCK - 0.1%
Banks - 0.1%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.98% (B) (M)	74,000	1,897,360

Total Preferred Stock (Cost $1,890,827)		1,897,360

	Principal	Value
COMMERCIAL PAPER - 2.4%
Banks - 1.5%
Macquarie Bank Ltd. 0.16% (N), 06/07/2021	$ 4,050,000	4,049,517
National Australia Bank Ltd. 0.13% (N), 05/06/2021	1,400,000	1,399,987
National Bank of Canada 0.14% (N), 05/10/2021	5,163,000	5,162,908
Skandinaviska Enskilda Banken AB 0.14% (N), 05/18/2021	17,000,000	16,999,320

		27,611,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 0.9%
Alpine Securitizaton 0.15% (N), 08/02/2021	$ 700,000	$ 699,673
Cancara Asset Securitisation LLC 0.14% (N), 07/06/2021	700,000	699,802
Chariot Funding LLC 0.14% (N), 05/18/2021 - 07/13/2021	11,500,000	11,499,236
Mont Blanc Capital Corp. 0.15% (N), 07/20/2021	500,000	499,823
Sheffield Receivable 0.17% (N), 05/03/2021	1,937,000	1,936,988

		15,335,522

Total Commercial Paper (Cost $42,946,499)		42,947,254

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill 0.01% (N), 06/10/2021	4,172,000	4,171,956

Total Short-Term U.S. Government Obligation (Cost $4,171,956)		4,171,956

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (N)	17,142,148	17,142,148

Total Other Investment Company (Cost $17,142,148)		17,142,148

Principal	Value
REPURCHASE AGREEMENT - 0.1%

Fixed Income Clearing Corp.,
0.00% (N), dated 04/30/2021, to be repurchased at $2,095,207 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $2,137,163.

$ 2,095,207	$ 2,095,207

Total Repurchase Agreement (Cost $2,095,207)	2,095,207

Total Investments (Cost $1,825,885,782)	1,861,433,183
Net Other Assets (Liabilities) - (2.8)%	(51,378,674)

Net Assets - 100.0%	$ 1,810,054,509

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	06/21/2021	$188,565	$185,906	$—	$(2,659)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$249,803,428	$—	$249,803,428
Corporate Debt Securities	—	985,852,334	—	985,852,334
Foreign Government Obligations	—	11,805,554	—	11,805,554
Loan Assignments	—	14,060,474	—	14,060,474
Mortgage-Backed Securities	—	282,025,571	—	282,025,571
U.S. Government Agency Obligations	—	47,002,055	—	47,002,055
U.S. Government Obligations	—	200,496,403	—	200,496,403
Common Stock	—	—	2,133,439	2,133,439
Preferred Stock	1,897,360	—	—	1,897,360
Commercial Paper	—	42,947,254	—	42,947,254
Short-Term U.S. Government Obligation	—	4,171,956	—	4,171,956
Other Investment Company	17,142,148	—	—	17,142,148
Repurchase Agreement	—	2,095,207	—	2,095,207

Total Investments	$19,039,508	$1,840,260,236	$2,133,439	$1,861,433,183

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(2,659)	$—	$—	$(2,659)

Total Other Financial Instruments	$(2,659)	$—	$—	$(2,659)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $921,157,750, representing 50.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $74,387,837, collateralized by cash collateral of $17,142,148 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $58,796,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $3,927,590, representing 0.2% of the Fund’s net assets.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2021, the value of this security is $577,014, representing less than 0.1% of the Fund’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2021; the maturity date disclosed is the ultimate maturity date.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the value of the security is $2,133,439, representing 0.1% of the Fund’s net assets.
(L)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Restricted security. At April 30, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Preferred Stock	GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.98%	07/28/2016 - 04/01/2019	$1,890,827	$1,897,360	0.1%

(N)	Rates disclosed reflect the yields at April 30, 2021.
(O)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.
(Q)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (A)	129,284	$18,182,502
Exact Sciences Corp. (A)	8,768	1,155,798
Moderna, Inc. (A)	350,168	62,617,041

		81,955,341

Capital Markets - 0.1%
S&P Global, Inc.	10,224	3,991,347

Entertainment - 5.3%
Netflix, Inc. (A)	104,659	53,739,257
ROBLOX Corp., Class A (A)	428,011	31,908,220
Spotify Technology SA (A)	806,452	203,322,678

		288,970,155

Health Care Equipment & Supplies - 5.8%
Danaher Corp.	13,263	3,368,006
DexCom, Inc. (A)	227,585	87,870,569
Intuitive Surgical, Inc. (A)	261,360	226,076,400

		317,314,975

Health Care Providers & Services - 1.0%
Guardant Health, Inc. (A)	347,958	55,318,363

Health Care Technology - 3.8%
Veeva Systems, Inc., Class A (A)	721,470	203,779,201

Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc., Class A (A) (B)	199,353	34,430,257

Interactive Media & Services - 14.0%
Pinterest, Inc., Class A (A)	1,988,962	132,007,408
Snap, Inc., Class A (A) (B)	4,444,395	274,752,499
Twitter, Inc. (A)	4,129,167	228,012,601
Zillow Group, Inc., Class C (A) (B)	985,640	128,251,477

		763,023,985

Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (A)	78,047	270,621,729
Chewy, Inc., Class A (A) (B)	712,955	56,836,772
DoorDash, Inc., Class A (A) (B)	590,911	84,600,728
Wayfair, Inc., Class A (A) (B)	318,835	94,238,061

		506,297,290

IT Services - 24.4%
Adyen NV (A) (C)	25,557	62,898,158
Fastly, Inc., Class A (A) (B)	532,210	33,992,253
MongoDB, Inc. (A) (B)	186,837	55,576,534
Okta, Inc. (A) (B)	636,249	171,596,355
Shopify, Inc., Class A (A)	246,402	291,372,829
Snowflake, Inc., Class A (A)	857,279	198,537,244
Square, Inc., Class A (A)	1,235,095	302,375,958
Twilio, Inc., Class A (A)	563,237	207,158,568

		1,323,507,899

Leisure Products - 0.0% (D)
Peloton Interactive, Inc., Class A (A)	13,933	1,370,311

Life Sciences Tools & Services - 2.0%
10X Genomics, Inc., Class A (A)	302,666	59,867,335
Illumina, Inc. (A)	128,774	50,587,578

		110,454,913

Metals & Mining - 0.3%
Royal Gold, Inc.	134,139	15,004,788

Oil, Gas & Consumable Fuels - 0.6%
Texas Pacific Land Corp. (B)	21,202	32,654,260

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	18,207	$ 5,713,357

Pharmaceuticals - 2.3%
Royalty Pharma PLC, Class A (B)	2,846,057	125,226,508

Road & Rail - 5.1%
Uber Technologies, Inc. (A)	4,961,883	271,762,332
Union Pacific Corp.	12,775	2,837,200

		274,599,532

Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	156,458	93,934,254

Software - 13.8%
Cloudflare, Inc., Class A (A)	1,854,557	157,155,160
Coupa Software, Inc. (A)	390,571	105,079,222
Datadog, Inc., Class A (A)	985,537	84,529,509
DocuSign, Inc. (A)	251,346	56,035,077
Trade Desk, Inc., Class A (A)	118,740	86,598,269
Unity Software, Inc. (A) (B)	277,387	28,176,971
Zoom Video Communications, Inc., Class A (A)	728,142	232,692,339

		750,266,547

Specialty Retail - 3.0%
Carvana Co. (A) (B)	562,538	160,469,590

Total Common Stocks (Cost $3,013,587,914)		5,148,282,873

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (E)	137,435,556	137,435,556

Total Other Investment Company (Cost $137,435,556)		137,435,556

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
Fixed Income Clearing Corp., 0.00% (E), dated 04/30/2021, to be repurchased at $310,306,890 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $316,513,082.	$310,306,890	310,306,890

Total Repurchase Agreement (Cost $310,306,890)		310,306,890

Total Investments Excluding Options Purchased (Cost $3,461,330,360)		5,596,025,319
Total Options Purchased - 0.1% (Cost $24,831,258)		3,399,007

Total Investments (Cost $3,486,161,618)		5,599,424,326
Net Other Assets (Liabilities) - (3.0)%		(161,512,212)

Net Assets - 100.0%		$5,437,912,114

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD	1,005,109,500	$4,992,444	$1,874,529
Put - USD vs. CNH	BNP	USD	7.45	01/06/2022	USD	966,689,769	5,160,171	1,125,227
Put - USD vs. CNH	BNP	USD	7.64	11/11/2021	USD	776,692,258	4,217,946	339,415
Put - USD vs. CNH	BNP	USD	7.99	09/10/2021	USD	647,932,544	3,923,609	53,778
Put - USD vs. CNH	RBS	USD	8.06	07/23/2021	USD	700,730,044	3,716,672	5,606
Put - USD vs. CNH	RBS	USD	8.48	05/28/2021	USD	451,772,550	2,820,416	452

Total							$24,831,258	$3,399,007

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,085,384,715	$62,898,158	$—	$5,148,282,873
Other Investment Company	137,435,556	—	—	137,435,556
Repurchase Agreement	—	310,306,890	—	310,306,890
Over-the-Counter Foreign Exchange Options Purchased	—	3,399,007	—	3,399,007

Total Investments	$5,222,820,271	$376,604,055	$—	$5,599,424,326

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $675,171,231, collateralized by cash collateral of $137,435,556 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $552,034,014. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of the 144A security is $62,898,158, representing 1.2% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at April 30, 2021.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
GSI	Goldman Sachs International
RBS	Royal Bank of Scotland PLC

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 15.3%
Invesco S&P International Developed Low Volatility ETF	314,140	$9,600,118
SPDR Dow Jones International Real Estate ETF (A)	189,285	6,829,403

		16,429,521

International Fixed Income Funds - 10.6%
iShares J.P. Morgan EM High Yield Bond ETF	126,607	5,742,894
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	179,750	5,592,022

		11,334,916

U.S. Equity Funds - 15.6%
Global SuperDividend U.S. ETF (A)	401,908	7,933,664
Global X MLP ETF	80,320	2,837,706
Invesco S&P 500 High Dividend Low Volatility ETF	104,405	4,614,701
iShares Core High Dividend ETF (A)	13,816	1,320,533

		16,706,604

U.S. Fixed Income Funds - 58.2%
Invesco Senior Loan ETF (A)	475,708	10,536,932
iShares 1-3 Year Treasury Bond ETF (A)	42,914	3,702,620
iShares 20+ Year Treasury Bond ETF (A)	31,407	4,354,267
iShares 3-7 Year Treasury Bond ETF (A)	12,346	1,610,289
iShares Core 10+ Year USD Bond ETF	18,976	1,324,715
iShares MBS ETF (A)	67,905	7,392,138
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	763,580	20,960,271
Vanguard Extended Duration Treasury ETF (A)	13,214	1,697,470
Vanguard Long-Term Bond ETF (A)	108,575	10,789,098

		62,367,800

Total Exchange-Traded Funds (Cost $100,237,995)		106,838,841

	Shares	Value
OTHER INVESTMENT COMPANY - 20.5%
Securities Lending Collateral - 20.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	21,954,649	$ 21,954,649

Total Other Investment Company (Cost $21,954,649)		21,954,649

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $560,355 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $571,609.	$560,355	560,355

Total Repurchase Agreement (Cost $560,355)		560,355

Total Investments (Cost $122,752,999)		129,353,845
Net Other Assets (Liabilities) - (20.7)%		(22,179,023)

Net Assets - 100.0%		$107,174,822

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$106,838,841	$—	$—	$106,838,841
Other Investment Company	21,954,649	—	—	21,954,649
Repurchase Agreement	—	560,355	—	560,355

Total Investments	$128,793,490	$560,355	$—	$129,353,845

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,748,758, collateralized by cash collateral of $21,954,649 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,388,612. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.4%
Argentina - 0.5%
Pampa Energia SA 7.50%, 01/24/2027 (A)	$ 2,925,000	$ 2,391,509

Bermuda - 1.5%
Digicel Group 0.5 Ltd. PIK Rate 2.00%, Cash Rate 8.00%, 04/01/2024 (B)	4,417,434	4,318,042
Digicel Ltd. 6.75%, 03/01/2023 (A)	1,135,000	1,069,738
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030 (A)	1,190,000	1,214,823

		6,602,603

Brazil - 0.9%
Banco do Brasil SA Fixed until 04/15/2024 (C), 6.25% (A) (D)	415,000	410,331
Banco do Estado do Rio Grande do SUL SA Fixed until 01/28/2026, 5.38% (D), 01/28/2031 (A)	890,000	871,310
BRF SA 4.88%, 01/24/2030 (A) (E)	1,195,000	1,227,098
Oi SA PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (B)	1,475,000	1,541,390

		4,050,129

Canada - 0.4%
First Quantum Minerals Ltd. 6.88%, 10/15/2027 (A)	1,735,000	1,905,811

Cayman Islands - 3.3%
Alibaba Group Holding Ltd. 2.13%, 02/09/2031	1,800,000	1,734,380
CSN Islands XII Corp. 7.00%, 06/23/2021 (C) (E) (F)	2,090,000	2,113,513
ENN Energy Holdings Ltd. 2.63%, 09/17/2030 (A)	1,400,000	1,363,642
JD.com, Inc. 3.88%, 04/29/2026 (E)	2,015,000	2,196,241
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036 (A)	2,325,000	2,391,844
MGM China Holdings Ltd. 4.75%, 02/01/2027 (A)	1,700,000	1,761,625
Odebrecht Drilling Norbe VIII / IX Ltd. 6.35%, 12/01/2021 (F)	300,081	297,083
Vale Overseas Ltd. 3.75%, 07/08/2030	2,580,000	2,714,160

		14,572,488

Chile - 0.6%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030 (A)	1,140,000	1,224,239
Inversiones CMPC SA 3.00%, 04/06/2031 (A) (E)	725,000	718,837
Uzauto Motors AJ 4.85%, 05/04/2026 (A) (G)	700,000	701,750

		2,644,826

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 0.5%
Banco GNB Sudameris SA Fixed until 04/16/2026, 7.50% (D), 04/16/2031 (A)	$ 1,300,000	$ 1,340,950
Empresas Publicas de Medellin ESP 4.38%, 02/15/2031 (A)	980,000	983,685

		2,324,635

India - 0.9%
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030 (A)	1,250,000	1,251,185
Muthoot Finance Ltd.
4.40%, 09/02/2023 (A)	840,000	847,098
6.13%, 10/31/2022 (A)	1,780,000	1,838,206

		3,936,489

Indonesia - 1.4%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (F)	1,070,000	1,160,950
4.25%, 05/05/2025 (A) (E)	675,000	732,375
5.38%, 05/05/2045 (A)	1,500,000	1,787,115
Pertamina Persero PT 5.63%, 05/20/2043 (A)	2,250,000	2,596,896

		6,277,336

Ireland - 0.6%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A) (E)	495,000	524,700
7.50%, 10/15/2026 (A)	335,000	353,425
LCPR Senior Secured Financing DAC 5.13%, 07/15/2029 (A)	1,800,000	1,846,692

		2,724,817

Isle of Man - 0.5%
Sasol Financing International Ltd. 4.50%, 11/14/2022	2,075,000	2,121,688

Israel - 2.0%
Energean Israel Finance Ltd.
4.50%, 03/30/2024 (F)	1,630,000	1,670,294
4.88%, 03/30/2026 (F)	1,410,000	1,454,063
5.38%, 03/30/2028 (F)	1,740,000	1,799,038
ICL Group Ltd.
6.38%, 05/31/2038 (F)	1,035,000	1,304,121
6.38%, 05/31/2038 (E) (F)	265,000	333,905
Leviathan Bond Ltd. 6.75%, 06/30/2030 (F)	1,890,000	2,117,707

		8,679,128

Jersey, Channel Islands - 0.6%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (A)	1,465,000	1,471,872
2.63%, 03/31/2036 (A)	1,360,000	1,317,562

		2,789,434

Luxembourg - 0.9%
Kenbourne Invest SA 6.88%, 11/26/2024 (A)	1,830,000	1,945,839
Movida Europe SA 5.25%, 02/08/2031 (A)	1,090,000	1,070,031
Simpar Europe SA 5.20%, 01/26/2031 (A)	925,000	933,103

		3,948,973

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Malaysia - 0.3%
Petronas Capital Ltd. 2.48%, 01/28/2032 (A)	$ 1,520,000	$ 1,498,804

Mexico - 5.3%
Banco Mercantil del Norte SA Fixed until 06/27/2029 (C), 7.50% (A) (D)	1,695,000	1,877,213
BBVA Bancomer SA Fixed until 09/13/2029, 5.88% (D), 09/13/2034 (A)	1,350,000	1,474,875
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	1,510,000	1,522,563
Grupo Bimbo SAB de CV Fixed until 04/17/2023 (C), 5.95% (A) (D)	2,300,000	2,440,300
Infraestructura Energetica Nova SAB de CV 4.75%, 01/15/2051 (A) (E)	1,500,000	1,496,250
Petroleos Mexicanos
6.38%, 01/23/2045	1,680,000	1,449,000
6.50%, 01/23/2029	5,845,000	5,948,749
6.95%, 01/28/2060	3,445,000	3,048,480
7.19%, 09/12/2024 (F)	MXN 61,000,000	2,830,626
Unifin Financiera SAB de CV 9.88%, 01/28/2029 (A)	$ 1,570,000	1,548,758

		23,636,814

Multi-National - 0.4%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05%, 04/27/2026 (A) (E)	1,560,000	1,535,040

Netherlands - 3.1%
Braskem Finance BV 4.50%, 01/31/2030 (A)	1,420,000	1,443,004
IHS Holdco BV 8.00%, 09/18/2027 (A)	1,985,000	2,153,725
LUKOIL International Finance BV 4.75%, 11/02/2026 (F)	1,740,000	1,932,507
Minejesa Capital BV 5.63%, 08/10/2037 (F)	1,400,000	1,484,000
Mong Duong Finance Holdings BV 5.13%, 05/07/2029 (A)	3,045,000	3,067,838
MV24 Capital BV 6.75%, 06/01/2034 (A)	1,585,086	1,678,796
Prosus NV 3.83%, 02/08/2051 (A)	2,040,000	1,861,093

		13,620,963

Nigeria - 0.3%
SEPLAT Petroleum Development Co. PLC 7.75%, 04/01/2026 (A)	1,500,000	1,533,750

Northern Mariana Islands - 0.7%
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024 (A) (E)	1,350,000	1,429,380
India Toll Roads 5.50%, 08/19/2024 (A)	1,870,000	1,782,110

		3,211,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oman - 0.3%
OQ SAOC 5.13%, 05/06/2028 (A) (G)	$ 1,280,000	$ 1,296,000

Panama - 0.5%
Banistmo SA 4.25%, 07/31/2027 (A)	2,000,000	2,123,750

Republic of South Africa - 0.4%
Eskom Holdings SOC Ltd. 7.50%, 09/15/2033	ZAR 34,000,000	1,703,419

Saudi Arabia - 1.2%
Saudi Arabian Oil Co.
2.25%, 11/24/2030 (A)	$ 3,585,000	3,464,512
4.25%, 04/16/2039 (F)	1,850,000	2,015,359

		5,479,871

Singapore - 1.0%
LLPL Capital Pte Ltd.
6.88%, 02/04/2039 (F)	27,360	31,993
6.88%, 02/04/2039 (A)	1,641,600	1,919,605
Medco Bell Pte Ltd. 6.38%, 01/30/2027 (A)	2,500,000	2,560,000

		4,511,598

Thailand - 0.2%
GC Treasury Center Co. Ltd. 4.30%, 03/18/2051 (A)	800,000	826,752

Turkey - 1.0%
QNB Finansbank AS 6.88%, 09/07/2024 (A) (E)	1,490,000	1,578,843
Turk Telekomunikasyon AS 6.88%, 02/28/2025 (A)	1,070,000	1,166,728
Turkiye Vakiflar Bankasi TAO 6.50%, 01/08/2026 (A) (E)	1,350,000	1,350,000
Yapi VE Kredi Bankasi AS Fixed until 01/22/2026, 7.88% (D), 01/22/2031 (A) (E)	465,000	468,792

		4,564,363

United Arab Emirates - 1.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047 (F)	2,280,000	2,611,056
Acwa Power Management & Investments One Ltd. 5.95%, 12/15/2039 (A)	1,800,000	2,095,650

		4,706,706

United Kingdom - 1.4%
Fresnillo PLC 4.25%, 10/02/2050 (A)	1,455,000	1,425,900
Liquid Telecommunications Financing PLC 5.50%, 09/04/2026 (A) (E)	750,000	789,525
Tullow Oil PLC 6.25%, 04/15/2022 (F)	1,500,000	1,473,750
Vedanta Resources Finance II PLC 8.95%, 03/11/2025 (A)	1,070,000	1,060,370
13.88%, 01/21/2024 (A)	1,160,000	1,270,780

		6,020,325

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 2.1%
Braskem America Finance Co. 7.13%, 07/22/2041 (A) (E)	$ 1,350,000	$ 1,572,750
Gran Tierra Energy, Inc. 7.75%, 05/23/2027 (A)	880,000	743,609
Kosmos Energy Ltd.
7.13%, 04/04/2026 (A) (E)	1,270,000	1,238,250
7.50%, 03/01/2028 (A)	735,000	700,087
New Fortress Energy, Inc. 6.50%, 09/30/2026 (A)	1,100,000	1,122,363
Resorts World Las Vegas LLC / RWLV Capital, Inc. 4.63%, 04/06/2031 (A) (E)	1,000,000	1,014,442
Sasol Financing USA LLC 5.50%, 03/18/2031	2,950,000	3,022,865

		9,414,366

Venezuela - 0.2%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (F) (H) (I)	3,870,000	169,313
8.50%, 10/27/2020 (F) (J)	1,945,000	500,837

		670,150

Virgin Islands, British - 0.3%
Huarong Finance Co. Ltd.
3-Month LIBOR + 1.15%, 1.34% (D), 11/07/2022 (F)	400,000	314,000
2.13%, 09/30/2023 (F)	300,000	229,500
4.50%, 05/29/2029 (F)	1,190,000	877,625

		1,421,125

Total Corporate Debt Securities (Cost $150,719,162)		152,745,152

FOREIGN GOVERNMENT OBLIGATIONS - 58.3%
Angola - 1.9%
Angola Government International Bond
9.38%, 05/08/2048 (A) (E)	4,695,000	4,827,728
9.50%, 11/12/2025 (F)	3,420,000	3,748,662

		8,576,390

Argentina - 2.4%
Argentina Republic Government International Bond 0.13% (K), 07/09/2030 - 01/09/2038	30,905,343	10,510,288

Belarus - 0.3%
Republic of Belarus Ministry of Finance 5.88%, 02/24/2026 (A)	1,510,000	1,460,264

Brazil - 2.6%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 10,865,000	2,171,182
Series F,
10.00%, 01/01/2023 - 01/01/2029	46,530,000	9,310,962

		11,482,144

Cayman Islands - 0.3%
Sharjah Sukuk Program Ltd. 3.23%, 10/23/2029 (F)	$ 1,500,000	1,537,500

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile - 1.5%
Bonos de la Tesoreria de la Republica EN pesos 4.70%, 09/01/2030 (F)	CLP 2,700,000,000	$ 4,103,874
Chile Government International Bond 3.10%, 01/22/2061	$ 2,710,000	2,554,446

		6,658,320

Colombia - 3.2%
Colombia Government International Bond
3.25%, 04/22/2032	1,850,000	1,813,814
3.88%, 04/25/2027	3,560,000	3,800,300
4.13%, 02/22/2042 (E)	2,055,000	2,011,845
Colombia TES
6.00%, 04/28/2028	COP 6,298,400,000	1,645,692
Series B,
6.25%, 11/26/2025	17,039,800,000	4,730,002

		14,001,653

Costa Rica - 0.7%
Costa Rica Government International Bond 7.00%, 04/04/2044 (A)	$ 2,840,000	2,911,028

Cote d’Ivoire - 0.8%
Ivory Coast Government International Bond 6.88%, 10/17/2040 (A)	EUR 2,605,000	3,384,038

Dominican Republic - 0.8%
Dominican Republic International Bond 5.88%, 01/30/2060 (A)	$ 3,660,000	3,650,850

Ecuador - 0.5%
Ecuador Government International Bond 0.50% (K), 07/31/2030 (F)	2,820,000	2,354,700

Egypt - 2.7%
Egypt Government Bond 14.05%, 07/21/2022	EGP 32,400,000	2,072,773
Egypt Government International Bond
7.63%, 05/29/2032 (A)	$ 5,090,000	5,404,053
8.50%, 01/31/2047 (A)	510,000	525,688
8.88%, 05/29/2050 (A)	3,720,000	3,909,192

		11,911,706

El Salvador - 0.7%
El Salvador Government International Bond 8.25%, 04/10/2032 (A)	2,825,000	3,097,330

Gabon - 0.5%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	1,685,000	1,777,675
6.95%, 06/16/2025 (A)	350,000	372,232

		2,149,907

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana - 1.3%
Ghana Government International Bond
8.63%, 04/07/2034 (A)	$ 4,200,000	$ 4,331,292
8.95%, 03/26/2051 (A)	1,565,000	1,549,663

		5,880,955

Hungary - 0.5%
Hungary Government Bond 3.25%, 10/22/2031	HUF 620,000,000	2,208,610

Indonesia - 5.3%
Indonesia Government International Bond
4.35%, 01/08/2027 (A)	$ 6,000,000	6,763,800
4.63%, 04/15/2043 (A)	4,395,000	4,942,133
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 8,330,000,000	602,459
8.25%, 06/15/2032 - 05/15/2036	42,491,000,000	3,228,092
8.38%, 03/15/2034	103,973,000,000	7,959,747

		23,496,231

Malaysia - 2.5%
Malaysia Government Bond
3.76%, 05/22/2040	MYR 16,416,000	3,796,310
4.89%, 06/08/2038	15,001,000	3,959,868
Malaysia Sovereign Sukuk Bhd. 3.04%, 04/22/2025 (A)	$ 3,000,000	3,223,542

		10,979,720

Mexico - 4.2%
Mexico Bonos
7.50%, 06/03/2027	MXN 104,597,100	5,480,956
Series M,
7.75%, 05/29/2031	40,860,000	2,140,264
8.50%, 05/31/2029	107,440,000	5,908,166
10.00%, 11/20/2036	18,750,000	1,149,436
Mexico Government International Bond 4.75%, 04/27/2032	$ 3,660,000	4,113,840

		18,792,662

Oman - 1.4%
Oman Government International Bond
6.25%, 01/25/2031 (A)	3,200,000	3,440,000
7.00%, 01/25/2051 (A)	2,570,000	2,621,045

		6,061,045

Panama - 1.1%
Panama Government International Bond
2.25%, 09/29/2032	2,075,000	1,981,127
3.75%, 03/16/2025	1,000,000	1,087,510
3.87%, 07/23/2060	1,820,000	1,819,199

		4,887,836

Peru - 0.6%
Peru Government International Bond 2.39%, 01/23/2026	2,680,000	2,752,842

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 1.2%
Qatar Government International Bond
3.40%, 04/16/2025 (A)	$ 1,375,000	$ 1,496,808
4.82%, 03/14/2049 (A)	3,000,000	3,682,980

		5,179,788

Republic of Korea - 1.1%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 180,300,000	2,434,222
8.00%, 05/15/2024 (A)	IDR 35,800,000,000	2,631,529

		5,065,751

Republic of South Africa - 2.9%
Republic of South Africa Government Bond
8.88%, 02/28/2035	ZAR 37,565,000	2,226,665
10.50%, 12/21/2026	75,365,119	5,934,110
Series 2030,
8.00%, 01/31/2030	73,646,100	4,692,131

		12,852,906

Romania - 1.3%
Romania Government Bond 5.00%, 02/12/2029	RON 12,160,000	3,387,867
Romania Government International Bond
2.75%, 04/14/2041 (A) (E)	EUR 830,000	980,005
5.13%, 06/15/2048 (A)	$ 1,240,000	1,440,000

		5,807,872

Russian Federation - 4.4%
Russian Federal Bond - OFZ
6.90%, 05/23/2029	RUB 417,606,000	5,563,934
7.10%, 10/16/2024	105,625,000	1,443,468
7.65%, 04/10/2030	132,490,000	1,847,981
7.70%, 03/23/2033	163,579,000	2,287,746
7.95%, 10/07/2026	316,867,000	4,482,229
Russian Foreign Bond - Eurobond 4.38%, 03/21/2029 (F)	$ 3,400,000	3,805,654

		19,431,012

Saudi Arabia - 1.9%
Saudi Arabia Government International Bond
3.25%, 10/26/2026 (A)	3,370,000	3,621,880
3.25%, 10/22/2030 (A) (E)	2,390,000	2,521,785
4.63%, 10/04/2047 (A)	2,120,000	2,414,108

		8,557,773

Sri Lanka - 0.2%
Sri Lanka Government International Bond
5.75%, 04/18/2023 (F)	805,000	580,437
6.85%, 11/03/2025 (F)	810,000	537,306

		1,117,743

Supranational - 0.8%
Banque Ouest Africaine de Developpement 4.70%, 10/22/2031 (A)	1,050,000	1,117,987

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
Eastern & Southern African Trade & Development Bank 5.38%, 03/14/2022 (F)	$ 2,600,000	$ 2,655,588

		3,773,575

Thailand - 1.5%
Thailand Government Bond
1.59%, 12/17/2035	THB 76,675,000	2,296,691
1.60%, 12/17/2029 - 06/17/2035	86,827,000	2,687,104
3.78%, 06/25/2032	42,840,000	1,625,123

		6,608,918

Tunisia - 0.5%
Banque Centrale de Tunisie International Bond 5.75%, 01/30/2025 (A)	$ 2,540,000	2,378,456

Turkey - 1.0%
Turkey Government International Bond
5.88%, 06/26/2031	1,520,000	1,423,526
6.38%, 10/14/2025	2,950,000	3,023,750

		4,447,276

Ukraine - 3.3%
Ukraine Government International Bond
Zero Coupon (D), 05/31/2040 (F)	4,750,000	5,005,312
6.88%, 05/21/2029 (A)	3,100,000	3,101,240
7.38%, 09/25/2032 (F)	1,040,000	1,050,400
7.38%, 09/25/2032 (A)	1,045,000	1,055,450
7.75%, 09/01/2024 - 09/01/2027 (F)	4,200,000	4,503,953

		14,716,355

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond 2.50%, 04/16/2025 (A) (E)	1,500,000	1,586,250
Finance Department Government of Sharjah 3.63%, 03/10/2033 (A)	2,200,000	2,167,000

		3,753,250

United Kingdom - 0.4%
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025 (F)	1,498,000	1,606,605

Venezuela - 0.5%
Venezuela Government International Bond
9.00%, 05/07/2023 (F) (H) (I)	9,260,000	949,150
9.25%, 09/15/2027 (J)	6,070,000	622,175
11.95%, 08/05/2031 (F) (J)	5,565,000	570,413

		2,141,738

Virgin Islands, British - 0.3%
1MDB Global Investments Ltd. 4.40%, 03/09/2023 (F)	1,200,000	1,208,196

Zambia - 0.4%
Zambia Government International Bond 5.38%, 09/20/2022 (F)	2,965,000	1,776,480

Total Foreign Government Obligations (Cost $264,141,607)		259,169,713

	Shares	Value
OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (L)	13,150,505	$ 13,150,505

Total Other Investment Company (Cost $13,150,505)		13,150,505

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 0.00% (L), dated 04/30/2021, to be repurchased at $22,714,551 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $23,168,881.	$ 22,714,551	22,714,551

Total Repurchase Agreement (Cost $22,714,551)		22,714,551

Total Investments (Cost $450,725,825)		447,779,921
Net Other Assets (Liabilities) - (0.8)%		(3,548,904)

Net Assets - 100.0%		$ 444,231,017

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/28/2021	PLN	18,533,394	USD	4,871,530	$16,336	$—
BCLY	05/28/2021	CZK	127,590,961	USD	5,930,326	1,218	—
BCLY	05/28/2021	HUF	408,599,595	USD	1,361,048	3,022	—
HSBC	05/24/2021	USD	3,447,128	INR	258,121,393	—	(23,265)
HSBC	05/24/2021	INR	261,309,538	USD	3,447,128	66,129	—
HSBC	05/28/2021	USD	4,349,713	EUR	3,601,185	17,739	—
JPM	05/04/2021	USD	4,651,151	BRL	25,372,949	—	(18,150)
JPM	05/04/2021	BRL	25,372,949	USD	4,586,211	83,090	—
JPM	05/28/2021	ZAR	33,244,036	USD	2,316,819	—	(33,663)
JPM	05/28/2021	USD	4,895,509	ZAR	70,280,020	68,772	—
JPM	06/02/2021	USD	2,355,582	BRL	12,838,393	—	(637)
JPM	06/02/2021	BRL	12,799,055	USD	2,355,582	—	(6,583)
MSCS	05/04/2021	USD	8,774,420	BRL	48,583,470	—	(166,237)
MSCS	05/04/2021	BRL	48,583,470	USD	8,967,725	—	(27,068)
MSCS	05/11/2021	USD	2,114,260	COP	7,922,132,220	4,743	—
MSCS	05/28/2021	USD	2,354,795	CLP	1,649,298,418	34,647	—
MSCS	05/28/2021	USD	4,404,115	MXN	88,395,875	54,256	—
MSCS	05/28/2021	RUB	175,301,530	USD	2,332,378	—	(10,196)
MSCS	05/28/2021	CLP	1,643,646,910	USD	2,354,795	—	(42,597)
MSCS	06/03/2021	USD	2,355,452	PEN	8,923,630	—	(3,668)
MSCS	06/04/2021	CLP	3,362,593,305	USD	4,711,164	18,989	—

Total						$368,941	$(332,064)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	57.9%	$259,169,713
Oil, Gas & Consumable Fuels	11.6	51,900,995
Electric Utilities	3.2	14,329,484
Banks	2.6	11,496,064
Metals & Mining	2.3	10,490,534
Chemicals	1.9	8,503,397
Wireless Telecommunication Services	1.6	7,142,006
Internet & Direct Marketing Retail	1.3	5,791,714
Marine	1.2	5,359,236
Diversified Telecommunication Services	1.0	4,567,381
Construction & Engineering	0.8	3,688,765
Food Products	0.8	3,667,398
Road & Rail	0.8	3,616,083
Hotels, Restaurants & Leisure	0.6	2,776,067
Transportation Infrastructure	0.6	2,715,213
Consumer Finance	0.6	2,685,304
Professional Services	0.5	2,095,650
Media	0.4	1,846,692
Energy Equipment & Services	0.4	1,726,463
Diversified Financial Services	0.4	1,548,758
Beverages	0.3	1,522,563
Capital Markets	0.3	1,421,125
Gas Utilities	0.3	1,363,642
Specialty Retail	0.2	1,070,031
Paper & Forest Products	0.2	718,837
Automobiles	0.2	701,750

Investments	92.0	411,914,865
Short-Term Investments	8.0	35,865,056

Total Investments	100.0%	$447,779,921

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$152,745,152	$—	$152,745,152
Foreign Government Obligations	—	259,169,713	—	259,169,713
Other Investment Company	13,150,505	—	—	13,150,505
Repurchase Agreement	—	22,714,551	—	22,714,551

Total Investments	$13,150,505	$434,629,416	$—	$447,779,921

Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$368,941	$—	$368,941

Total Other Financial Instruments	$—	$368,941	$—	$368,941

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(332,064)	$—	$(332,064)

Total Other Financial Instruments	$—	$(332,064)	$—	$(332,064)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $185,524,188, representing 41.8% of the Fund’s net assets.
(B)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,380,996, collateralized by cash collateral of $13,150,505 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,673,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $62,715,470, representing 14.1% of the Fund’s net assets.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2021, the total value of such securities is $1,118,463, representing 0.3% of the Fund’s net assets.
(I)	Non-income producing securities.
(J)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2021, the total value of such securities is $1,693,425, representing 0.4% of the Fund’s net assets.
(K)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(L)	Rates disclosed reflect the yields at April 30, 2021.
(M)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Brazil - 4.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	321,930	$ 1,394,504
Energisa SA	384,536	3,119,017
Localiza Rent a Car SA	163,000	1,929,456
Lojas Renner SA	403,010	2,997,322
Magazine Luiza SA	772,976	2,850,252
Petrobras Distribuidora SA	1,109,117	4,596,096
Petroleo Brasileiro SA	2,542,651	10,812,720
Raia Drogasil SA	830,545	4,021,195
Vale SA, ADR	542,985	10,924,858

		42,645,420

Cayman Islands - 0.1%
ESR Cayman Ltd. (A) (B)	292,049	997,405

China - 35.6%
Airtac International Group	88,000	3,672,783
Alibaba Group Holding Ltd. (A)	1,352,569	39,099,652
Alibaba Group Holding Ltd., ADR (A)	129,098	29,815,183
Amoy Diagnostics Co. Ltd., A Shares	209,500	2,757,057
Baidu, Inc., ADR (A)	35,692	7,507,098
Baidu, Inc., Class A (A)	104,323	2,763,950
BeiGene Ltd., ADR (A)	7,071	2,429,171
Bilibili, Inc., Class Z (A)	30,842	3,537,733
China Construction Bank Corp., H Shares	16,793,922	13,256,141
China Longyuan Power Group Corp. Ltd., H Shares	7,984,175	11,740,974
China Merchants Bank Co. Ltd., H Shares	1,250,556	10,044,980
China Pacific Insurance Group Co. Ltd., H Shares	1,136,600	4,090,927
China Tourism Group Duty Free Corp. Ltd., A Shares	141,506	6,790,676
Chindata Group Holdings Ltd., ADR (A)	46,953	619,310
CIFI Holdings Group Co. Ltd.	5,084,217	4,542,421
CSC Financial Co. Ltd., H Shares (B) (C)	4,309,051	5,017,192
ENN Energy Holdings Ltd.	314,036	5,358,889
Estun Automation Co. Ltd., A Shares (A)	1,791,120	8,877,878
Glodon Co. Ltd., A Shares	324,800	3,651,643
Han’s Laser Technology Industry Group Co. Ltd., A Shares	934,200	5,773,330
Hangzhou Tigermed Consulting Co. Ltd., H Shares (A) (B) (C)	182,800	3,582,001
Industrial & Commercial Bank of China Ltd., H Shares	12,902,503	8,372,325
Innovent Biologics, Inc. (A) (B)	186,576	2,023,751
Kweichow Moutai Co. Ltd., A Shares	32,800	10,133,280
LI Ning Co. Ltd.	1,400,366	11,364,924
Linklogis, Inc., Class B (A) (B) (C)	135,800	419,581
Longfor Group Holdings Ltd. (B)	743,396	4,617,580
New Oriental Education & Technology Group, Inc., ADR (A)	151,134	2,306,305
Ping An Insurance Group Co. of China Ltd., H Shares	1,266,734	13,810,268
Proya Cosmetics Co. Ltd., A Shares	296,900	8,359,444
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,698,092	3,801,646
Shanghai Jahwa United Co. Ltd., A Shares	12,200	110,910
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	61,800	4,436,222

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	1,410,000	$ 348,574
TAL Education Group, ADR (A)	28,061	1,598,074
Tencent Holdings Ltd.	861,364	68,712,721
Tencent Music Entertainment Group, ADR (A)	197,312	3,437,175
Trip.com Group Ltd. (A)	31,850	1,262,068
Trip.Com Group Ltd., ADR (A)	202,635	7,918,976
Wuhan Raycus Fiber Laser Technologies Co. Ltd., A Shares	506,185	7,062,940
Wuliangye Yibin Co. Ltd., A Shares	96,400	4,224,373
WuXi AppTec Co. Ltd., H Shares (B)	207,789	4,895,690
Wuxi Biologics Cayman, Inc. (A) (B)	311,825	4,377,335
Yatsen Holding Ltd., ADR (A)	211,564	2,204,497
Yifeng Pharmacy Chain Co. Ltd., A Shares	263,744	3,656,441
Yihai International Holding Ltd. (A) (C)	255,066	2,481,023
Zai Lab Ltd., ADR (A)	25,936	4,310,823
Zai Lab Ltd. (A)	14,418	2,397,188

		363,573,123

Cyprus - 0.3%
Ozon Holdings PLC, ADR (A)	43,472	2,703,524

Czech Republic - 0.6%
Komercni banka as (A)	212,389	6,429,155

Greece - 0.4%
Hellenic Telecommunications Organization SA	246,532	4,180,595

Hong Kong - 3.4%
AIA Group Ltd.	799,554	10,148,396
China Gas Holdings Ltd.	1,406,406	5,069,331
China Mengniu Dairy Co. Ltd. (A)	320,039	1,712,880
Kerry Properties Ltd.	1,186,445	3,997,498
Kingboard Holdings Ltd. (C)	1,547,173	9,136,765
Shimao Group Holdings Ltd.	1,516,809	4,381,371

		34,446,241

India - 1.9%
Axis Bank Ltd., GDR (A)	144,777	6,869,669
ICICI Bank Ltd., ADR (A) (C)	640,714	10,443,638
Reliance Industries Ltd., GDR (B)	29,989	1,622,405

		18,935,712

Indonesia - 0.9%
Bank Central Asia Tbk PT	3,713,853	8,221,579
Unilever Indonesia Tbk PT	3,336,548	1,384,914

		9,606,493

Japan - 0.8%
Nexon Co. Ltd.	66,537	2,200,861
Tokyo Electron Ltd.	11,936	5,421,184

		7,622,045

Jordan - 0.4%
Hikma Pharmaceuticals PLC	107,639	3,627,340

Macau - 1.1%
Sands China Ltd. (A)	2,257,200	10,681,205

Mexico - 0.8%
America Movil SAB de CV, Series L	7,843,330	5,494,242
Grupo Mexico SAB de CV, Series B	613,043	2,780,589

		8,274,831

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 0.5%
ASML Holding NV (C)	8,459	$ 5,491,088

Peru - 0.6%
Credicorp Ltd.	52,011	6,210,113

Philippines - 0.8%
Ayala Land, Inc.	4,690,854	3,129,525
BDO Unibank, Inc.	2,384,660	5,099,992

		8,229,517

Poland - 0.3%
Allegro.eu SA (A) (B)	178,787	2,741,067

Portugal - 0.2%
Jeronimo Martins SGPS SA	135,829	2,480,533

Republic of Korea - 9.2%
CJ CheilJedang Corp.	9,251	3,283,615
E-MART, Inc.	3,305	496,736
Kangwon Land, Inc. (A)	72,015	1,630,817
LG Chem Ltd.	12,673	10,579,261
NAVER Corp.	20,324	6,544,774
Samsung Electronics Co. Ltd.	411,385	29,983,993
Samsung SDI Co. Ltd.	14,627	8,537,489
Shinhan Financial Group Co. Ltd.	427,587	15,365,547
SK Hynix, Inc.	106,765	12,179,887
SK Telecom Co. Ltd.	18,657	5,081,682

		93,683,801

Republic of South Africa - 4.3%
FirstRand Ltd.	2,785,512	9,798,302
Gold Fields Ltd.	594,133	5,575,281
Impala Platinum Holdings Ltd.	171,152	3,198,153
Naspers Ltd., N Shares	58,863	13,396,041
Old Mutual Ltd. (C)	9,424,896	8,203,859
Sibanye Stillwater Ltd.	695,315	3,234,882

		43,406,518

Russian Federation - 5.0%
Inter RAO (A) (D)	45,700,220	2,978,466
Lukoil PJSC, ADR	132,200	10,211,128
Magnit PJSC (D)	27,380	1,860,816
MMC Norilsk Nickel PJSC (D)	8,053	2,747,367
Mobile TeleSystems PJSC, ADR	409,382	3,467,465
Rosneft Oil Co. PJSC, GDR	877,621	6,067,872
Sberbank of Russia PJSC (D)	3,347,781	13,226,196
Yandex NV, Class A (A) (C)	165,296	10,835,153

		51,394,463

Singapore - 0.2%
Sea Ltd., ADR (A)	9,853	2,488,277

Taiwan - 18.0%
Accton Technology Corp.	664,366	7,522,669
Advantech Co. Ltd.	603,000	7,629,671
ASE Technology Holding Co. Ltd.	1,785,000	7,459,045
Delta Electronics, Inc.	1,281,720	13,730,959
E.Sun Financial Holding Co. Ltd.	5,337,505	5,143,635
Globalwafers Co. Ltd.	733,696	22,487,051
Hiwin Technologies Corp.	705,168	10,638,863
MediaTek, Inc.	399,140	16,732,971
President Chain Store Corp.	472,358	4,565,394
Realtek Semiconductor Corp.	422,220	7,965,141
Sino-American Silicon Products, Inc.	1,929,000	13,412,861

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,146,251	$ 66,258,809

		183,547,069

Thailand - 1.7%
Central Pattana PCL	746,898	1,253,325
CP ALL PCL (A)	2,545,700	5,057,251
Kasikornbank PCL	2,695,435	11,496,122

		17,806,698

Turkey - 0.5%
Turkiye Petrol Rafinerileri AS (A)	519,426	5,505,618

United Kingdom - 0.5%
Anglo American PLC	126,918	5,381,377

Total Common Stocks (Cost $783,821,230)		942,089,228

PREFERRED STOCKS - 2.8%
Brazil - 1.1%
Banco Bradesco SA, 0.00% (E)	2,033,130	8,926,676
Gerdau SA, 0.00% (E)	390,100	2,385,678

		11,312,354

Republic of Korea - 1.7%
Samsung Electronics Co. Ltd., 0.00% (E)	268,387	17,620,776

Total Preferred Stocks (Cost $21,856,058)		28,933,130

EXCHANGE-TRADED FUND - 2.5%
United States - 2.5%
iShares MSCI India ETF (C)	613,104	25,149,526

Total Exchange-Traded Fund (Cost $20,095,149)		25,149,526

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (E)	10,044,529	10,044,529

Total Other Investment Company (Cost $10,044,529)		10,044,529

Total Investments (Cost $835,816,966)		1,006,216,413
Net Other Assets (Liabilities) - 1.4%		14,133,165

Net Assets - 100.0%		$ 1,020,349,578

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	15.6%	$157,408,037
Banks	12.8	129,105,768
Interactive Media & Services	9.6	96,363,696
Internet & Direct Marketing Retail	9.4	94,232,987
Technology Hardware, Storage & Peripherals	5.5	55,234,440
Electronic Equipment, Instruments & Components	3.8	38,468,153
Insurance	3.6	36,253,450
Metals & Mining	3.6	36,228,185
Oil, Gas & Consumable Fuels	3.4	34,219,743
Machinery	2.9	28,962,854
International Equity Funds	2.5	25,149,526
Real Estate Management & Development	2.3	22,919,125
Food & Staples Retailing	2.2	22,138,366
Beverages	1.4	14,357,653
Wireless Telecommunication Services	1.4	14,043,389
Biotechnology	1.4	13,917,990
Life Sciences Tools & Services	1.3	12,855,026
Hotels, Restaurants & Leisure	1.2	12,312,022
Independent Power & Renewable Electricity Producers	1.2	11,740,974
Entertainment	1.2	11,664,046
Specialty Retail	1.1	11,386,772
Textiles, Apparel & Luxury Goods	1.1	11,364,924
Chemicals	1.1	10,927,835
Personal Products	1.1	10,674,851
Gas Utilities	1.0	10,428,220
Diversified Financial Services	1.0	9,798,302
Health Care Equipment & Supplies	0.8	8,237,868
Communications Equipment	0.7	7,522,669
Food Products	0.7	7,477,518
Electric Utilities	0.6	6,097,483
Multiline Retail	0.6	5,847,574
Capital Markets	0.5	5,017,192
Diversified Telecommunication Services	0.4	4,180,595
Software	0.4	4,071,224
Diversified Consumer Services	0.4	3,904,379
Pharmaceuticals	0.4	3,627,340
Internet & Catalog Retail	0.3	2,703,524
Road & Rail	0.2	1,929,456
Household Durables	0.1	1,394,504
Household Products	0.1	1,384,914
IT Services	0.1	619,310

Investments	99.0	996,171,884
Short-Term Investments	1.0	10,044,529

Total Investments	100.0%	$1,006,216,413

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$173,986,107	$768,103,121	$—	$942,089,228
Preferred Stocks	11,312,354	17,620,776	—	28,933,130
Exchange-Traded Fund	25,149,526	—	—	25,149,526
Other Investment Company	10,044,529	—	—	10,044,529

Total Investments	$220,492,516	$785,723,897	$—	$1,006,216,413

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $30,294,007, representing 3.0% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $46,439,612, collateralized by cash collateral of $10,044,529 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $37,757,393. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the total value of securities is $20,812,845, representing 2.0% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at April 30, 2021.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 6.1%
Capital Markets - 2.8%
26 Capital Acquisition Corp., Class A (A)	1,563	$ 15,224
Altimar Acquisition Corp. II (A)	1,014	10,160
Ares Acquisition Corp. (A)	1,800	18,108
Atlantic Avenue Acquisition Corp. (A)	45,000	454,500
Austerlitz Acquisition Corp. (A)	8,000	80,833
Cartesian Growth Corp. (A)	900	8,991
Colicity, Inc. (A)	4,100	41,328
Compute Health Acquisition Corp. (A)	11,100	113,775
Decarbonization Plus Acquisition Corp. II (A)	1,800	18,306
DHC Acquisition Corp. (A)	11,000	109,450
DiamondHead Holdings Corp. (A)	8,000	80,000
Figure Acquisition Corp. I (A)	5,400	55,971
FortiStar Sustainable Solutions Corp. (A)	3,000	30,930
FTAC Hera Acquisition Corp. (A) (B)	6,400	64,064
Fusion Acquisition Corp. (A)	1,000	9,990
GigCapital4, Inc. (A)	8,000	79,920
Jaws Mustang Acquisition Corp. (A)	3,600	36,720
Lazard Growth Acquisition Corp. I (A)	3,700	37,000
Liberty Media Acquisition Corp., Class A (A)	670	6,888
MCAP Acquisition Corp. (A) (C)	2,500	24,950
Music Acquisition Corp. (A)	1,580	15,816
Obotech Acquisition SE	15,999	192,155
RMG Acquisition Corp. III (A)	6,800	68,204
SilverBox Engaged Merger Corp. I (A)	2,000	20,020
Simon Property Group Acquisition Holdings, Inc. (A)	3,500	35,350
Soaring Eagle Acquisition Corp., Class A (A)	3,800	38,912
Spartan Acquisition Corp. III (A)	3,400	34,374
Sustainable Development Acquisition I Corp. (A)	1,500	15,330
Thunder Bridge Capital Partners III, Inc. (A)	1,124	11,240
Tishman Speyer Innovation Corp. II (A)	2,000	20,060

		1,748,569

Entertainment - 0.3%
Ubisoft Entertainment SA (A)	2,450	183,858

Health Care Equipment & Supplies - 1.0%
Medtronic PLC	5,000	654,600

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (A)	10,000	816,200

Software - 0.5%
Palo Alto Networks, Inc. (A)	1,000	353,390

Specialty Retail - 0.2%
Fnac Darty SA (A)	1,462	103,101

Total Common Stocks (Cost $3,728,578)		3,859,718

CONVERTIBLE PREFERRED STOCKS - 2.6%
Capital Markets - 1.0%
KKR & Co., Inc., Series C, 6.00% (B)	8,000	599,840

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc., 5.00%	4,650	221,201

Wireless Telecommunication Services - 1.3%
2020 Cash Mandatory Exchangeable Trust, 5.25% (D)	700	823,453

Total Convertible Preferred Stocks (Cost $1,332,500)		1,644,494

	Shares	Value
WARRANTS - 0.0% (E)
Capital Markets - 0.0% (E)
26 Capital Acquisition Corp., A Shares, (A) Exercise Price $0, Expiration Date 12/31/2027	781	$ 597
Liberty Media Acquisition Corp., A Shares, (A) Exercise Price $2.07, Expiration Date 12/31/2027	134	306
Obotech Acquisition SE, Exercise Price EUR 0, Expiration Date 04/30/2026	5,333	192
Soaring Eagle Acquisition Corp., A Shares, (A) Exercise Price $1.97, Expiration Date 12/31/2027	760	2,227

Total Warrants (Cost $3,298)		3,322

	Principal	Value
CONVERTIBLE BONDS - 101.2%
Airlines - 5.1%
Deutsche Lufthansa AG 2.00%, 11/17/2025 (F)	EUR 400,000	559,503
JetBlue Airways Corp. 0.50%, 04/01/2026 (D)	$ 300,000	327,750
Southwest Airlines Co. 1.25%, 05/01/2025 (G)	1,175,000	2,040,094
Spirit Airlines, Inc. 1.00%, 05/15/2026	300,000	307,845

		3,235,192

Automobiles - 3.0%
Ford Motor Co. Zero Coupon, 03/15/2026 (D) (G)	1,000,000	987,500
NIO, Inc.
Zero Coupon, 02/01/2026 (D) (G)	500,000	426,900
0.50%, 02/01/2027 (D) (G)	550,000	458,700

		1,873,100

Biotechnology - 0.5%
MannKind Corp. 2.50%, 03/01/2026 (D)	270,000	298,012

Capital Markets - 5.1%
JPMorgan Chase Financial Co. LLC 0.25%, 05/01/2023 (D) (G)	2,000,000	2,257,500
SBI Holdings, Inc. Zero Coupon, 07/25/2025 (F)	JPY 50,000,000	554,319
SGX Treasury I Pte Ltd. Zero Coupon, 03/01/2024 (F)	EUR 300,000	368,706

		3,180,525

Consumer Finance - 2.1%
LendingTree, Inc. 0.50%, 07/15/2025 (D) (G)	$ 1,500,000	1,329,375

Diversified Telecommunication Services - 3.1%
Cellnex Telecom SA 1.50%, 01/16/2026 (F)	EUR 1,000,000	1,972,555

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Electric Utilities - 4.1%
Electricite de France SA Zero Coupon, 09/14/2024 (F)	EUR 10,500,000	$ 1,985,752
NRG Energy, Inc. 2.75%, 06/01/2048	$500,000	564,375

		2,550,127

Electrical Equipment - 1.4%
Sunrun, Inc. Zero Coupon, 02/01/2026 (D)	1,100,000	904,750

Electronic Equipment, Instruments & Components - 2.1%
Itron, Inc. Zero Coupon, 03/15/2026 (D)	1,350,000	1,341,060

Entertainment - 2.9%
IMAX Corp. 0.50%, 04/01/2026 (D)	100,000	103,677
Zynga, Inc. 0.25%, 06/01/2024 (G)	1,250,000	1,752,375

		1,856,052

Equity Real Estate Investment Trusts - 1.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	300,000	342,600
Summit Hotel Properties, Inc. 1.50%, 02/15/2026	460,000	498,180

		840,780

Food Products - 1.1%
ADM AG Holding Ltd. Zero Coupon, 08/26/2023 (F)	600,000	674,027

Health Care Equipment & Supplies - 3.9%
DexCom, Inc. 0.25%, 11/15/2025 (D)	750,000	750,000
LivaNova USA, Inc. 3.00%, 12/15/2025 (D) (G)	910,000	1,413,344
NuVasive, Inc. 0.38%, 03/15/2025	260,000	269,912

		2,433,256

Health Care Providers & Services - 0.7%
Oak Street Health, Inc. Zero Coupon, 03/15/2026 (D)	400,000	415,750

Health Care Technology - 1.0%
Omnicell, Inc. 0.25%, 09/15/2025 (D)	400,000	622,800

Hotels, Restaurants & Leisure - 10.4%
DraftKings, Inc. Zero Coupon, 03/15/2028 (D)	300,000	286,350
Expedia Group, Inc. Zero Coupon, 02/15/2026 (D)	200,000	216,800
MakeMyTrip Ltd. Zero Coupon, 02/15/2028 (D)	1,100,000	1,081,953
NCL Corp. Ltd. 6.00%, 05/15/2024 (D) (G)	580,000	1,416,288
Penn National Gaming, Inc. 2.75%, 05/15/2026 (B) (G)	625,000	2,414,062
Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023 (D)	500,000	701,750
Vail Resorts, Inc. Zero Coupon, 01/01/2026 (D)	400,000	424,250

		6,541,453

	Principal	Value
CONVERTIBLE BONDS (continued)
Interactive Media & Services - 5.1%
Snap, Inc. Zero Coupon, 05/01/2027 (D)	$ 500,000	$ 511,563
Twitter, Inc.
Zero Coupon, 03/15/2026 (D)	300,000	272,787
0.25%, 06/15/2024 (G)	2,000,000	2,449,440

		3,233,790

Internet & Direct Marketing Retail - 5.0%
Etsy, Inc. 0.13%, 09/01/2027 (D) (G)	750,000	968,906
Just Eat Takeaway.com NV Series B, 0.63%, 02/09/2028 (F)	EUR 300,000	348,105
Meituan Zero Coupon, 04/27/2028 (F)	$ 300,000	309,246
RealReal, Inc.
1.00%, 03/01/2028 (D)	200,000	209,260
3.00%, 06/15/2025 (D)	800,000	1,278,258

		3,113,775

IT Services - 8.6%
Parsons Corp. 0.25%, 08/15/2025 (D)	800,000	914,000
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (D)	300,000	421,140
Shopify, Inc. 0.13%, 11/01/2025 (B)	1,090,000	1,277,344
Square, Inc. 0.25%, 11/01/2027 (D) (G)	1,500,000	1,762,500
Worldline SA Zero Coupon, 07/30/2025 (F)	EUR 692,300	1,028,578

		5,403,562

Life Sciences Tools & Services - 2.5%
NeoGenomics, Inc. 0.25%, 01/15/2028	$ 200,000	202,004
QIAGEN NV Zero Coupon, 12/17/2027 (F)	1,400,000	1,393,817

		1,595,821

Machinery - 2.4%
Middleby Corp. 1.00%, 09/01/2025 (D) (G)	1,000,000	1,498,000

Media - 4.6%
Liberty Broadband Corp.
1.25%, 09/30/2050 (D) (G)	600,000	594,300
2.75%, 09/30/2050 (D) (G)	1,200,000	1,234,943
Liberty Media Corp. 2.25%, 12/01/2048 (D) (G)	808,000	1,033,270

		2,862,513

Metals & Mining - 1.7%
Ivanhoe Mines Ltd. 2.50%, 04/15/2026 (D)	400,000	477,520
SSR Mining, Inc. 2.50%, 04/01/2039 (G)	500,000	596,250

		1,073,770

Oil, Gas & Consumable Fuels - 0.4%
Centennial Resource Production LLC 3.25%, 04/01/2028	250,000	244,075

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Pharmaceuticals - 1.6%
Jazz Investments I Ltd. 2.00%, 06/15/2026 (D) (G)	$ 800,000	$ 1,023,000

Real Estate Management & Development - 0.3%
Vingroup JSC 3.00%, 04/20/2026 (F)	200,000	206,380

Road & Rail - 0.6%
Seino Holdings Co. Ltd. Zero Coupon, 03/31/2026 (F)	JPY 40,000,000	374,768

Semiconductors & Semiconductor Equipment - 8.9%
Enphase Energy, Inc.
Zero Coupon, 03/01/2026 (D) (G)	$ 1,200,000	1,086,600
Zero Coupon, 03/01/2028 (D)	500,000	438,473
SolarEdge Technologies, Inc. Zero Coupon, 09/15/2025 (D) (G)	1,000,000	1,211,000
STMicroelectronics NV
Series A,
Zero Coupon, 08/04/2025 (B) (F)	1,000,000	1,201,910
Series B,
Zero Coupon, 08/04/2027 (F)	1,400,000	1,666,448

		5,604,431

Software - 11.3%
Bandwidth, Inc. 0.50%, 04/01/2028 (D)	300,000	300,750
CyberArk Software Ltd. Zero Coupon, 11/15/2024 (G)	1,000,000	1,121,300
DocuSign, Inc. Zero Coupon, 01/15/2024 (D)	200,000	196,125
Dropbox, Inc. Zero Coupon, 03/01/2026 (D) (G)	1,000,000	988,500
Envestnet, Inc. 0.75%, 08/15/2025 (D)	450,000	447,339
FireEye, Inc. 0.88%, 06/01/2024 (G)	2,500,000	2,829,687
LivePerson, Inc. Zero Coupon, 12/15/2026 (D) (G)	900,000	902,790
Rapid7, Inc. 0.25%, 03/15/2027 (D)	200,000	206,120
Verint Systems, Inc. 0.25%, 04/15/2026 (D)	100,000	100,843

		7,093,454

Transportation Infrastructure - 0.4%
Zhejiang Expressway Co. Ltd. Zero Coupon, 01/20/2026 (F)	EUR 200,000	251,030

Total Convertible Bonds (Cost $56,704,575)		63,647,183

CORPORATE DEBT SECURITIES - 4.0%
Communications Equipment - 1.0%
Viavi Solutions, Inc. 1.75%, 06/01/2023 (G)	$ 500,000	640,937

Electronic Equipment, Instruments & Components - 1.3%
Vishay Intertechnology, Inc. 2.25%, 06/15/2025	750,000	813,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 1.7%
Twitter, Inc. 3.88%, 12/15/2027 (D) (G)	$ 1,000,000	$ 1,052,500

Total Corporate Debt Securities (Cost $2,373,366)		2,507,187

	Shares	Value
OTHER INVESTMENT COMPANY - 3.3%
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (H)	2,053,720	2,053,720

Total Other Investment Company (Cost $2,053,720)		2,053,720

	Principal	Value
REPURCHASE AGREEMENT - 9.1%
Fixed Income Clearing Corp., 0.00% (H), dated 04/30/2021, to be repurchased at $5,697,687 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $5,811,703.	$ 5,697,687	5,697,687

Total Repurchase Agreement (Cost $5,697,687)		5,697,687

Total Investments Excluding Options Purchased (Cost $71,893,724)		79,413,311
Total Options Purchased - 0.1% (Cost $42,203)		36,500

Total Investments Before Securities Sold Short (Cost $71,935,927)		79,449,811

	Shares	Value
SECURITIES SOLD SHORT - (18.9)%
COMMON STOCKS - (18.9)%
Communications Equipment - (0.2)%
Viavi Solutions, Inc.	(8,246)	(134,905)

Diversified Financial Services - (0.4)%
Voya Financial, Inc.	(4,000)	(271,280)

Diversified Telecommunication Services - (1.8)%
Cellnex Telecom SA (D)	(19,704)	(1,114,538)

Electric Utilities - (0.3)%
Electricite de France SA	(14,000)	(204,276)

Entertainment - (0.4)%
Zynga, Inc., Class A	(22,300)	(241,286)

Health Care Equipment & Supplies - (1.3)%
LivaNova PLC	(10,000)	(848,700)

Health Care Technology - (0.5)%
Omnicell, Inc.	(2,000)	(290,040)

Hotels, Restaurants & Leisure - (4.5)%
DraftKings, Inc., Class A	(1,000)	(56,660)
MakeMyTrip Ltd.	(8,800)	(241,296)
Norwegian Cruise Line Holdings Ltd.	(26,400)	(819,720)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc.	(17,000)	$ (1,515,040)
Royal Caribbean Cruises Ltd.	(1,900)	(165,205)

		(2,797,921)

Interactive Media & Services - (1.3)%
Twitter, Inc.	(15,113)	(834,540)

Internet & Direct Marketing Retail - (1.5)%
Etsy, Inc.	(2,750)	(546,672)
RealReal, Inc.	(15,000)	(371,550)

		(918,222)

IT Services - (1.2)%
Shift4 Payments, Inc., Class A	(4,000)	(395,560)
Square, Inc., Class A	(1,500)	(367,230)

		(762,790)

Machinery - (0.6)%
Middleby Corp.	(2,000)	(362,640)

Media - (0.1)%
Charter Communications, Inc., Class A	(100)	(67,345)

Metals & Mining - (0.2)%
SSR Mining, Inc.	(8,500)	(134,810)

Pharmaceuticals - (0.3)%
Jazz Pharmaceuticals PLC	(1,200)	(197,280)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - (1.7)%
Enphase Energy, Inc.	(1,000)	$ (139,250)
SolarEdge Technologies, Inc.	(1,800)	(474,372)
STMicroelectronics NV	(12,000)	(447,480)

		(1,061,102)

Software - (2.2)%
CyberArk Software Ltd.	(1,500)	(210,750)
Dropbox, Inc., Class A	(10,000)	(257,000)
Envestnet, Inc.	(1,400)	(103,362)
FireEye, Inc.	(30,000)	(596,250)
LivePerson, Inc.	(4,000)	(218,600)

		(1,385,962)

Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc.	(2,000)	(264,260)

Total Common Stocks (Proceeds $(10,593,466))		(11,891,897)

Total Securities Sold Short (Proceeds $(10,593,466))		(11,891,897)

Net Other Assets (Liabilities), Net of Securities Sold Short - (7.5)%		(4,691,768)

Net Assets - 100.0%		$ 62,866,146

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - FireEye, Inc.	USD	18.50	05/07/2021	USD	1,988,000	1,000	$14,039	$ 5,000
Put - Twitter, Inc.	USD	53.00	05/07/2021	USD	2,761,000	500	28,164	31,500

Total							$42,203	$36,500

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
NASDAQ 100 E-Mini Futures	(13)	06/18/2021	$(3,335,364)	$(3,601,000)	$—	$(265,636)
S&P 500® E-Mini Index	(15)	06/18/2021	(3,090,200)	(3,130,800)	—	(40,600)

Total Futures Contracts					$—	$(306,236)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	05/24/2021	USD	295,658	AUD	380,000	$2,892	$—
SSB	05/24/2021	USD	6,860,772	EUR	5,687,000	20,272	—
SSB	05/24/2021	USD	1,493,452	JPY	162,000,000	10,890	—
SSB	05/24/2021	JPY	62,000,000	USD	573,965	—	(6,564)
SSB	05/24/2021	AUD	380,000	USD	293,022	—	(256)

Total						$34,054	$(6,820)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,355,654	$504,064	$—	$3,859,718
Convertible Preferred Stocks	1,644,494	—	—	1,644,494
Warrants	3,130	192	—	3,322
Convertible Bonds	—	63,647,183	—	63,647,183
Corporate Debt Securities	—	2,507,187	—	2,507,187
Other Investment Company	2,053,720	—	—	2,053,720
Repurchase Agreement	—	5,697,687	—	5,697,687
Exchange-Traded Options Purchased	36,500	—	—	36,500

Total Investments	$7,093,498	$72,356,313	$—	$79,449,811

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$34,054	$—	$34,054

Total Other Financial Instruments	$—	$34,054	$—	$34,054

LIABILITIES
Securities Sold Short
Common Stocks	$(10,573,083)	$(1,318,814)	$—	$(11,891,897)

Total Securities Sold Short	$(10,573,083)	$(1,318,814)	$—	$(11,891,897)

Other Financial Instruments
Futures Contracts (J)	$(306,236)	$—	$—	$(306,236)
Forward Foreign Currency Contracts (J)	—	(6,820)	—	(6,820)

Total Other Financial Instruments	$(306,236)	$(6,820)	$—	$(313,056)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,604,835, collateralized by cash collateral of $2,053,720 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $604,350. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the value of the security is $24,950, representing less than 0.1% of the Fund’s net assets.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $34,603,911, representing 55.0% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $12,895,144, representing 20.5% of the Fund’s net assets.
(G)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $29,794,566.
(H)	Rates disclosed reflect the yields at April 30, 2021.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

NASDAQ	National Association of Securities Dealers Automated Quotations

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.8%
Commercial Services & Supplies - 1.2%
Garda World Security Corp. 4.63%, 02/15/2027 (A)	$ 750,000	$ 750,000
GFL Environmental, Inc.
3.75%, 08/01/2025 (A) (B)	150,000	152,625
4.25%, 06/01/2025 (A)	640,000	659,200

		1,561,825

Communications Equipment - 1.0%
Avaya, Inc. 6.13%, 09/15/2028 (A)	600,000	637,500
CommScope, Inc.
5.50%, 03/01/2024 (A)	400,000	412,256
6.00%, 03/01/2026 (A)	250,000	263,437

		1,313,193

Construction & Engineering - 0.3%
PowerTeam Services LLC 9.03%, 12/04/2025 (A)	417,000	462,349

Containers & Packaging - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 4.00%, 10/15/2027 (A)	750,000	741,563

Diversified Telecommunication Services - 0.4%
Cablevision Lightpath LLC 3.88%, 09/15/2027 (A)	500,000	493,125

Health Care Providers & Services - 0.8%
Legacy LifePoint Health LLC 6.75%, 04/15/2025 (A)	500,000	531,250
Tenet Healthcare Corp. 4.63%, 09/01/2024 - 06/15/2028 (A)	500,000	515,648

		1,046,898

Hotels, Restaurants & Leisure - 0.6%
Scientific Games International, Inc. 5.00%, 10/15/2025 (A)	800,000	826,000

Household Products - 0.6%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5.00%, 12/31/2026 (A)	804,000	810,725

IT Services - 0.4%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (A)	500,000	529,375

Machinery - 0.2%
Clark Equipment Co. 5.88%, 06/01/2025 (A)	200,000	212,250

Media - 1.0%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	256,485
6.75%, 10/15/2027 (A)	400,000	430,000
Scripps Escrow II, Inc. 3.88%, 01/15/2029 (A)	100,000	99,252
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	250,000	254,062
6.63%, 06/01/2027 (A) (B)	333,000	360,889

		1,400,688

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
Organon Finance 1 LLC 4.13%, 04/30/2028 (A)	$ 250,000	$ 256,123

Software - 0.3%
Helios Software Holdings, Inc. 4.63%, 05/01/2028 (A)	450,000	445,500

Wireless Telecommunication Services - 0.2%
Altice France SA 5.50%, 01/15/2028 (A)	250,000	257,550

Total Corporate Debt Securities (Cost $10,157,825)		10,357,164

LOAN ASSIGNMENTS - 86.2%
Aerospace & Defense - 0.3%
Avolon TLB Borrower 1 LLC Term Loan B3,
1-Month LIBOR + 1.75%, 2.50% (C), 01/15/2025	246,256	244,563
Term Loan B4,
1-Month LIBOR + 1.50%, 2.25% (C), 02/12/2027	99,000	97,374

		341,937

Airlines - 0.7%
Kestrel Bidco, Inc. Term Loan B, 6-Month LIBOR + 3.00%, 4.00% (C), 12/11/2026	418,883	404,397
United Airlines, Inc. Term Loan B, TBD, 04/13/2028 (D) (E)	500,000	505,714

		910,111

Auto Components - 2.5%
Clarios Global, LP Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (C), 04/30/2026	498,750	493,139
First Brands Term Loan, 3-Month LIBOR + 5.00%, 6.00% (C), 03/30/2027	1,012,340	1,022,463
Mavis Tire Express Services Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.36% (C), 03/20/2025	1,111,585	1,108,111
Term Loan B,
TBD, 03/20/2025 (D) (E)	725,000	723,188

		3,346,901

Automobiles - 0.4%
Thor Industries, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.18% (C), 02/01/2026	588,695	588,989

Beverages - 0.4%
Blue Ribbon LLC Term Loan, Prime Rate + 3.00%, 6.25% (C), 11/15/2021	509,542	505,720

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Biotechnology - 0.6%
Curium BidCo SARL Term Loan B, 3-Month LIBOR + 3.75%, 3.95% (C), 07/09/2026	$ 747,472	$ 741,866

Building Products - 2.1%
Cornerstone Building Brands, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 3.75% (C), 04/12/2028	591,426	586,251
LBM Acquisition LLC Delayed Draw Term Loan, TBD, 12/17/2027 (D) (E)	27,273	27,230
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (C), 12/17/2027	122,727	122,536
Quikrete Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.50%, 2.61% (C), 02/01/2027 (D)	873,108	863,831
Tamko Building Products LLC Term Loan B, 1-Month LIBOR + 3.00%, 2-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.11% - 3.19% (C), 06/01/2026	498,734	494,370
VT Topco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.36% (C), 08/01/2025	670,808	662,423

		2,756,641

Capital Markets - 1.9%
Blucora, Inc. Term Loan B, 3-Month LIBOR + 4.00%, 5.00% (C), 05/22/2024	677,215	678,062
Deerfield Dakota Holding LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.75% (C), 04/09/2027	920,057	921,591
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (C), 07/03/2024	376,850	369,667
RPI Intermediate Finance Trust Term Loan B1, 1-Month LIBOR + 1.75%, 1.86% (C), 02/11/2027	127,556	127,184
Sparta U.S. HoldCo LLC Term Loan, TBD, 05/04/2028 (D) (E)	250,000	250,000
Victory Capital Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.25%, 2.44% (C), 07/01/2026	206,357	203,863

		2,550,367

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals - 1.1%
Trinseo Materials Operating SCA Term Loan, TBD, 03/18/2028 (D) (E)	$ 400,000	$ 397,250
Tronox Finance LLC Term Loan B, 3-Month LIBOR + 2.50%, 2.63% - 2.68% (C), 03/13/2028	500,000	495,357
VAC Germany Holdings GmbH Term Loan B, 3-Month LIBOR + 4.00%, 5.00% (C), 03/08/2025	618,064	522,264

		1,414,871

Commercial Services & Supplies - 4.7%
ADMI Corp. Term Loan B2, 1-Month LIBOR + 2.75%, 3.25% (C), 12/23/2027	450,000	446,750
Asurion LLC Term Loan B8,
1-Month LIBOR + 3.25%, 3.36% (C), 12/23/2026	648,375	643,613
Term Loan B9,
1-Month LIBOR + 3.25%, 3.36% (C), 07/31/2027	100,000	99,229
BIFM CA Buyer, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 3.61% (C), 06/01/2026	490,019	486,956
Cardtronics USA, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 5.00% (C), 06/29/2027	622,806	622,287
Creative Artists Agency LLC Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (C), 11/26/2026	198,492	196,725
Term Loan B1,
1-Month LIBOR + 4.25%, 5.25% (C), 11/27/2026	297,750	297,006
Ensemble RCM LLC Term Loan, 3-Month LIBOR + 3.75%, 3.94% (C), 08/03/2026	124,684	124,283
EWT Holdings III Corp. Term Loan, 1-Month LIBOR + 2.50%, 2.63% (C), 04/01/2028	400,000	397,000
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 1.75%, 1.95% (C), 08/11/2025	368,085	360,723
Harsco Corp. Term Loan, 3-Month LIBOR + 2.25%, 2.75% (C), 03/05/2028	500,000	495,938

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Jadex, Inc. Term Loan, 1-Month LIBOR + 4.75%, 5.50% (C), 02/18/2028	$ 500,000	$ 492,500
Prime Security Services Borrower LLC Term Loan, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 12-Month LIBOR + 2.75%, 3.50% (C), 09/23/2026	536,122	534,983
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 4.75% (C), 03/01/2028	1,000,000	995,179

		6,193,172

Communications Equipment - 1.9%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 4.36% (C), 12/15/2027	342,100	342,367
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (C), 04/06/2026	683,335	677,463
Sabre Industries, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (C), 04/15/2026 (D)	1,128,068	1,125,598
Securus Technologies Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.50%, 5.50% (C), 11/01/2024	465,438	431,461

		2,576,889

Construction & Engineering - 1.8%
APi Group, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 2.61% (C), 10/01/2026	296,992	295,322
Granite Acquisition, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.25% (C), 03/24/2028	740,000	736,762
Pike Corp. Term Loan B, 1-Month LIBOR + 3.00%, 3.12% (C), 01/21/2028	620,000	616,900
PowerTeam Services LLC 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 4.25% (C), 03/06/2025	252,297	250,195
Therma Intermediate LLC Term Loan, 1-Month LIBOR + 4.00%, 4.75% (C), 12/16/2027	188,238	188,003
VM Consolidated, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 3.45% (C), 03/19/2028	350,000	347,521

		2,434,703

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.1%
Forterra Finance LLC Term Loan B, 1-Month LIBOR + 3.00%, 4.00% (C), 10/25/2023	$ 150,688	$ 150,603

Containers & Packaging - 7.4%
Anchor Glass Container Corp. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 3.50% - 3.75% (C), 12/07/2023	528,421	475,579
Ball Metalpack LLC 1st Lien Term Loan B, 3-Month LIBOR + 4.50%, 4.69% (C), 07/31/2025	697,483	695,449
Berlin Packaging LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.12% - 3.00% (C), 11/07/2025	623,079	613,732
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (C), 03/05/2028	250,000	246,406
Berry Global, Inc. Term Loan Z, 1-Month LIBOR + 1.75%, 1.86% (C), 07/01/2026	249,375	247,141
Canister International Group, Inc. Term Loan B, 1-Month LIBOR + 4.75%, 4.86% (C), 12/21/2026	198,995	198,746
Flex Acquisition Co., Inc.
Term Loan,
3-Month LIBOR + 3.25%, 3.45% (C), 06/29/2025	273,107	268,635
3-Month LIBOR + 3.50%, 4.00% (C), 02/23/2028	584,026	577,212
Graham Packaging Co., Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.75% (C), 08/04/2027	990,847	987,808
Klockner-Pentaplast of America, Inc. Term Loan B, 3-Month LIBOR + 4.75%, 5.25% (C), 02/12/2026	600,000	597,250
Liqui-Box Holdings, Inc. Term Loan B, 3-Month LIBOR + 4.50%, 5.50% (C), 02/26/2027	248,125	236,959
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 6-Month LIBOR + 3.75%, 4.50% (C), 11/30/2027	200,000	199,875
Plastipak Packaging, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 2.62% (C), 10/14/2024	575,369	573,931
Plaze, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.50% (C), 08/03/2026	249,375	247,816

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Pregis TopCo Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.86% (C), 07/31/2026	$ 374,053	$ 372,417
Term Loan,
1-Month LIBOR + 4.25%, 5.00% (C), 08/01/2026	375,000	375,938
Printpack Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 4.00% (C), 07/26/2023	600,538	597,535
Proampac PG Borrower LLC Term Loan, 1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.00% (C), 11/03/2025	500,000	500,729
Reynolds Consumer Products LLC Term Loan, 1-Month LIBOR + 1.75%, 1.86% (C), 02/04/2027	390,955	388,755
Tosca Services LLC Term Loan, 1-Month LIBOR + 3.50%, 4.25% (C), 08/18/2027	729,743	729,439
TricorBraun Holdings, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 3.25%, 1.63% - 4.00% (C), 03/03/2028	1,530	1,515
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (C), 03/03/2028	204,093	202,024
Trident TPI Holdings, Inc. Term Loan B1, 3-Month LIBOR + 3.00%, 4.00% (C), 10/17/2024	498,711	495,505

		9,830,396

Diversified Consumer Services - 1.9%
Cambium Learning Group, Inc. Term Loan B, 3-Month LIBOR + 4.50%, 4.70% (C), 12/18/2025	598,441	599,082
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 3.36% (C), 05/01/2025 (D)	700,000	693,146
USS Ultimate Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 4.75% (C), 08/25/2024	750,881	751,149
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 2.86% - 2.94% (C), 05/18/2025	495,029	480,024

		2,523,401

Diversified Financial Services - 2.4%
AlixPartners LLP Term Loan B, 1-Month LIBOR + 2.75%, 3.25% (C), 02/04/2028	750,000	746,354

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
BCP Raptor II LLC 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 4.86% (C), 11/03/2025	$ 432,267	$ 422,541
Messer Industries GmbH Term Loan, 3-Month LIBOR + 2.50%, 2.70% (C), 03/01/2026	684,750	677,560
NAB Holdings LLC Repriced Term Loan, 3-Month LIBOR + 3.00%, 4.00% (C), 07/01/2024	299,229	298,032
NBG Acquisition, Inc. Term Loan, 3-Month LIBOR + 5.50%, 6.50% (C), 04/26/2024	466,259	419,633
Russell Investments US Institutional Holdco, Inc. Term Loan, 6-Month LIBOR + 3.00%, 4.50% (C), 05/30/2025 (D)	589,765	583,130

		3,147,250

Diversified Telecommunication Services - 1.2%
CenturyLink, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 2.36% (C), 03/15/2027	291,313	287,712
Global Tel*Link Corp. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 4.36% (C), 11/29/2025	581,336	538,463
Hargray Communications Group, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (C), 05/16/2024	550,411	549,540
Virgin Media Bristol LLC Term Loan N, 1-Month LIBOR + 2.50%, 2.61% (C), 01/31/2028	225,000	223,031

		1,598,746

Electric Utilities - 0.3%
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1-Month LIBOR + 1.75%, 1.86% - 1.87% (C), 12/31/2025	398,610	395,172

Electrical Equipment - 0.7%
Electrical Components International, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 4.36% (C), 06/26/2025	320,691	313,743
VC GB Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.00% (C), 02/28/2024	555,292	554,597

		868,340

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components - 0.8%
Badger Buyer Corp. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (C), 09/30/2024	$ 434,675	$ 422,721
Electro Rent Corp. 1st Lien Term Loan, 3-Month LIBOR + 5.00%, 6.00% (C), 01/31/2024	650,434	650,027

		1,072,748

Equity Real Estate Investment Trusts - 0.3%
iStar, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 2.86% - 2.86% (C), 06/28/2023	415,609	415,090

Food & Staples Retailing - 1.1%
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.00%, 2.11% (C), 02/03/2024	46,570	46,517
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.00% (C), 03/17/2028	550,000	548,625
Chef’s Warehouse Leasing Co. LLC Term Loan, 1-Month LIBOR + 5.50%, 5.61% (C), 06/22/2025	179,409	178,960
Hostess Brands LLC Term Loan, 1-Month LIBOR + 2.25%, 2-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% (C), 08/03/2025	683,992	681,000

		1,455,102

Food Products - 3.8%
8th Avenue Food & Provisions, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.61% (C), 10/01/2025 (D)	866,563	864,938
B&G Foods, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 2.61% (C), 10/10/2026 (D)	930,300	928,362
C.J. Foods, Inc. Term Loan B, 1-Month LIBOR + 6.00%, 7.00% (C), 03/16/2027	148,872	146,267
Dole Food Co., Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (C), 04/06/2024	1,150,441	1,149,003
Froneri International. Term Loan, 1-Month LIBOR + 2.25%, 2.36% (C), 01/29/2027	243,163	239,485

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
Nomad Foods Europe Midco Ltd. Term Loan B4, 1-Month LIBOR + 2.25%, 2.36% (C), 05/15/2024	$ 480,306	$ 475,761
Shearer’s Foods, Inc. Term Loan, 3-Month LIBOR + 3.50%, 4.25% (C), 09/23/2027	972,652	970,585
WEI Sales LLC Term Loan B, TBD, 03/21/2025 (D) (E)	211,272	211,007

		4,985,408

Health Care Equipment & Supplies - 2.2%
Agiliti Health, Inc. Term Loan, 1-Month LIBOR + 2.75%, 2.88% (C), 01/04/2026	647,713	642,855
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 3.45% (C), 09/01/2024	544,531	536,363
DentalCorp Perfect Smile ULC 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.75% (C), 06/06/2025	498,718	495,393
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (C), 06/30/2025	1,046,015	1,043,981
YI LLC 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.00% (C), 11/07/2024	223,132	211,976

		2,930,568

Health Care Providers & Services - 4.7%
AHP Health Partners, Inc. Term Loan, 1-Month LIBOR + 3.75%, 3.86% (C), 06/30/2025	548,941	549,284
DuPage Medical Group Ltd. Term Loan, 3-Month LIBOR + 3.25%, 4.00% (C), 03/12/2028	500,000	497,812
HCA, Inc. Term Loan B13, 1-Month LIBOR + 1.75%, 1.86% (C), 03/18/2026	603,354	603,071
Pacific Dental Services LLC Term Loan, TBD, 04/20/2028 (D) (E)	150,000	149,813
Pathway Vet Alliance LLC Term Loan, 1-Month LIBOR + 3.75%, 3.86% (C), 03/31/2027	509,948	506,579

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Pearl Intermediate Parent LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 2.86% (C), 02/14/2025	$ 639,397	$ 627,409
PetVet Care Centers LLC Term Loan B3, 1-Month LIBOR + 3.50%, 4.25% (C), 02/14/2025	198,489	197,827
Quorum Health Corp. Term Loan, 3-Month LIBOR + 8.25%, 9.25% (C), 04/29/2025	668,754	679,454
RadNet, Inc. Term Loan, 3-Month LIBOR + 3.25%, 4.00% (C), 04/22/2028	400,000	398,083
Southern Veterinary Partners LLC Term Loan, 6-Month LIBOR + 4.00%, 5.00% (C), 10/05/2027	219,148	219,148
Surgery Center Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.25% (C), 09/03/2024	498,708	496,682
Women’s Care Enterprises LLC Term Loan, 3-Month LIBOR + 4.50%, 5.25% (C), 01/15/2028	500,000	499,062
WP CityMD Bidco LLC Term Loan B, 3-Month LIBOR + 3.75%, 4.50% (C), 08/13/2026	740,644	741,041

		6,165,265

Health Care Technology - 0.7%
Change Healthcare Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 3-Month LIBOR + 2.50%, 3.50% (C), 03/01/2024 (D)	993,721	992,479

Hotels, Restaurants & Leisure - 2.5%
Caesars Resort Collection LLC 1st Lien Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (C), 12/23/2024	340,059	336,128
ClubCorp Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 2.95% (C), 09/18/2024	451,855	431,603
Flynn Restaurant Group, LP 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.61% (C), 06/27/2025	580,026	572,413
IRB Holding Corp. Term Loan B, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.75% (C), 02/05/2025	298,462	296,181

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP / NCP Holdco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 3.36% (C), 10/20/2025	$ 197,975	$ 191,965
Penn National Gaming, Inc. Term Loan A, 1-Month LIBOR + 3.00%, 3.75% (C), 10/19/2023	664,514	660,195
Scientific Games International, Inc. Term Loan B5, TBD, 08/14/2024 (D) (E)	250,000	246,108
United PF Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.20% (C), 12/30/2026	329,247	317,312
Term Loan,
3-Month LIBOR + 8.50%, 9.50% (C), 12/30/2026	199,000	199,995

		3,251,900

Household Durables - 2.8%
American Residential Services LLC Term Loan B, 2-Month LIBOR + 3.50%, 4.25% (C), 10/15/2027	500,000	499,688
Hoffmaster Group, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 5.00% (C), 11/21/2023	473,649	447,746
Instant Brands Holdings, Inc. Term Loan, 3-Month LIBOR + 5.00%, 5.75% (C), 04/12/2028	1,000,000	992,500
Libbey Glass, Inc. Term Loan, 3-Month LIBOR + 10.00%, 11.00% (C), 11/12/2025	641,291	631,672
Lifetime Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (C), 02/28/2025	492,848	492,848
SIWF Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 4.36% (C), 06/15/2025 (D)	596,827	595,186

		3,659,640

Household Products - 1.6%
Diamond BV Term Loan, 2-Month LIBOR + 3.00%, 3.15% - 3.19% (C), 09/06/2024	748,067	744,193
Energizer Holdings, Inc. Term Loan, 1-Month LIBOR + 2.25%, 2.75% (C), 12/22/2027	249,375	248,003
Journey Personal Care Corp. Term Loan B, 3-Month LIBOR + 4.25%, 5.00% (C), 03/01/2028	700,000	700,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 4.61% (C), 06/26/2026	$ 432,759	$ 413,285
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 2.00% - 5.00% (C), 06/26/2026	23,392	22,340

		2,127,821

Independent Power & Renewable Electricity Producers - 0.7%
Calpine Construction Finance Co., LP Term Loan B, 1-Month LIBOR + 2.00%, 2.11% (C), 01/15/202	950,224	935,800

Insurance - 1.2%
Acrisure LLC Term Loan B, 3-Month LIBOR + 3.50%, 3.70% (C), 02/15/2027	648,363	637,557
Alliant Holdings Intermediate LLC Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (C), 05/09/2025	747,439	738,521
Hub International Ltd. Term Loan B, 3-Month LIBOR + 3.00%, 3.15% - 3.18% (C), 04/25/2025	248,721	245,301

		1,621,379

IT Services - 2.3%
Flexential Intermediate Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 3.70% (C), 08/01/2024	376,153	348,765
Moneygram International, Inc. Term Loan B, 1-Month LIBOR + 6.00%, 7.00% (C), 06/30/2023	431,335	431,335
Peraton Holding Corp.
Delayed Draw Term Loan B,
TBD, 02/01/2028 (D) (E)	271,009	270,614
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (C), 02/01/2028	153,991	153,766
Rackspace Hosting, Inc. Term Loan, 3-Month LIBOR + 2.75%, 3.50% (C), 02/15/2028	750,000	744,000
Tempo Acquisition LLC Term Loan, TBD, 05/01/2024 (D) (E)	250,000	249,500
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 4.75% (C), 12/19/2023	358,026	357,131
Xerox Business Services LLC Term Loan B, 1-Month LIBOR + 2.50%, 2.61% (C), 12/07/2023	498,698	491,009

		3,046,120

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products - 0.9%
Bombardier Recreational Products, Inc. Term Loan, 1-Month LIBOR + 2.00%, 2.11% (C), 05/24/2027	$ 491,281	$ 484,470
SP PF Buyer LLC Term Loan, 1-Month LIBOR + 4.50%, 4.61% (C), 12/22/2025	670,960	649,154

		1,133,624

Life Sciences Tools & Services - 0.6%
Parexel International Corp. Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (C), 09/27/2024	694,501	687,845
PPD, Inc. Term Loan, 1-Month LIBOR + 2.25%, 2.75% (C), 01/13/2028	125,000	124,719

		812,564

Machinery - 1.7%
Alliance Laundry Systems LLC Term Loan B, 1-Month LIBOR + 3.50%, 3-Month LIBOR + 3.50%, 4.25% (C), 10/08/2027	134,663	134,590
Filtration Group Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 3.11% (C), 03/29/2025	498,664	493,054
GrafTech Finance, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 3.50% (C), 02/12/2025	136,047	135,764
Hillman Group, Inc. Delayed Draw Term Loan, TBD, 02/23/2028 (D) (E)	37,975	37,737
Term Loan B1,
TBD, 02/24/2028 (D) (E)	187,025	185,856
Ingersoll-Rand Services Co. Term Loan, 1-Month LIBOR + 1.75%, 1.86% (C), 03/01/2027	247,500	244,046
Patriot Container Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.50% (C), 03/20/2025	550,453	546,324
Vertiv Group Corp. Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (C), 03/02/2027	506,557	503,549

		2,280,920

Media - 7.8%
Arches Buyer, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 3.75% (C), 12/06/2027	548,625	545,768

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
AVSC Holding Corp. Term Loan B1, 3-Month LIBOR + 3.50%, 4.50% (C), 03/03/2025	$ 393,778	$ 354,203
Block Communications, Inc. Term Loan, 3-Month LIBOR + 2.25%, 2.45% (C), 02/25/2027	148,500	147,758
Charter Communications Operating LLC Term Loan B2, 1-Month LIBOR + 1.75%, 1.87% (C), 02/01/2027	692,965	689,596
CSC Holdings LLC Term Loan B1, 1-Month LIBOR + 2.25%, 2.36% (C), 07/17/2025	496,124	490,667
Diamond Sports Group LLC Term Loan, 1-Month LIBOR + 3.25%, 3.37% (C), 08/24/2026	158,122	112,267
E.W. Scripps Co.
Term Loan B2,
1-Month LIBOR + 2.56%, 3.31% (C), 05/01/2026	194,015	192,803
Term Loan B3,
1-Month LIBOR + 3.00%, 3.75% (C), 01/07/2028	374,063	373,244
Gray Television, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 2.37% (C), 02/07/2024	1,250,000	1,242,361
Meredith Corp.
Term Loan B,
3-Month LIBOR + 4.25%, 5.25% (C), 01/31/2025	99,250	100,656
Term Loan B2,
1-Month LIBOR + 2.50%, 2.61% (C), 01/31/2025	590,577	582,784
MH Sub I LLC Term Loan, 1-Month LIBOR + 3.75%, 4.75% (C), 09/13/2024	547,245	546,698
Nexstar Broadcasting, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 2.62% (C), 09/18/2026	799,054	795,059
Numericable Group SA Term Loan B11, 3-Month LIBOR + 2.75%, 2.94% (C), 07/31/2025	397,927	389,571
Quincy Newspapers, Inc. Term Loan B, 1-Month LIBOR + 3.00%, Prime Rate + 2.00%, 4.00% - 5.25% (C), 10/02/2022	620,666	619,114

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Sinclair Television Group, Inc. Term Loan B2B, 1-Month LIBOR + 2.50%, 2.62% (C), 09/30/2026	$ 492,500	$ 485,266
Terrier Media Buyer, Inc. Term Loan, 1-Month LIBOR + 3.50%, 3.61% (C), 12/17/2026 (D)	743,763	738,184
Univision Communications, Inc. Term Loan C5, TBD, 03/15/2024 (D) (E)	358,837	357,660
UPC Broadband Holding BV Term Loan B2, 1-Month LIBOR + 3.50%, 3.61% (C), 01/31/2029	330,769	330,326
UPC Financing Partnership Term Loan AX, TBD, 01/31/2029 (D) (E)	500,000	495,417
WMG Acquisition Corp. Term Loan G, 1-Month LIBOR + 2.13%, 2.24% (C), 01/20/2028	432,889	429,642
Ziggo Financing Partnership Term Loan I, 1-Month LIBOR + 2.50%, 2.61% (C), 04/30/2028	269,000	266,086

		10,285,130

Multi-Utilities - 0.4%
Solenis Holdings LLC 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 4.19% (C), 06/26/2025	489,687	488,096

Multiline Retail - 0.2%
Highline Aftermarket Acquisition LLC Term Loan B, 3-Month LIBOR + 4.50%, 5.25% (C), 11/09/2027	265,000	265,331

Oil, Gas & Consumable Fuels - 1.3%
BCP Raptor LLC Term Loan B, 1-Month LIBOR + 4.25%, 5.25% (C), 06/24/2024	502,654	496,873
EG America LLC Term Loan, 3-Month LIBOR + 4.00%, 4.20% (C), 02/07/2025	248,083	244,114
EG Group Ltd. Term Loan, TBD, 03/10/2026 (D) (E)	400,000	397,000
Phoenix Services International LLC Term Loan, 1-Month LIBOR + 3.75%, 4.75% (C), 03/01/2025	214,138	211,461
Prairie ECI Acquiror, LP Term Loan B, 1-Month LIBOR + 4.75%, 4.86% (C), 03/11/2026	2,163	2,102

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Southeast PowerGen LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (C), 12/02/2021	$ 432,894	$ 422,432

		1,773,982

Paper & Forest Products - 1.3%
Clearwater Paper Corp. Term Loan B, 1-Month LIBOR + 3.00%, 3.13% (C), 07/26/2026	267,117	267,117
Dunn Paper, Inc. 1st Lien Term Loan, 2-Month LIBOR + 4.75%, 5.75% (C), 08/26/2022	894,815	863,496
Pixelle Specialty Solutions LLC Term Loan B, 1-Month LIBOR + 6.50%, 7.50% (C), 10/31/2024	607,861	607,481

		1,738,094

Personal Products - 0.7%
Knowlton Development Corp., Inc. Term Loan B, 1-Month LIBOR + 3.75%, 3.86% (C), 12/22/2025	729,404	720,742
Kronos Acquisition Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 4.25% (C), 12/22/2026	149,625	147,474

		868,216

Pharmaceuticals - 2.3%
Alphabet Holding Co., Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.61% (C), 09/26/2024	711,378	710,578
Amneal Pharmaceuticals LLC Term Loan B, 1-Month LIBOR + 3.50%, 3.63% (C), 05/04/2025	477,306	467,402
Bausch Health Cos., Inc. Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (C), 11/27/2025	734,375	732,038
Elanco Animal Health, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 1.87% (C), 08/02/2027	228,855	225,585
Endo Luxembourg Finance Co. I SARL Term Loan, 1-Month LIBOR + 5.00%, 5.75% (C), 03/10/2028	500,000	485,938
Organon & Co. Term Loan, TBD, 04/07/2028 (D) (E)	475,000	473,558

		3,095,099

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services - 0.8%
Ankura Consulting Group LLC Term Loan, 1-Month LIBOR + 4.50%, 5.25% (C), 03/17/2028	$ 250,000	$ 249,063
CoreLogic, Inc. Term Loan, TBD, 04/13/2028 (D) (E)	500,000	497,291
Everi Payments, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.50% (C), 05/09/2024	388,276	384,976

		1,131,330

Real Estate Management & Development - 2.3%
Brookfield WEC Holdings, Inc. Term Loan, 1-Month LIBOR + 2.75%, 3.25% (C), 08/01/2025	496,856	491,197
CityCenter Holdings LLC Term Loan B, 1-Month LIBOR + 2.25%, 3.00% (C), 04/18/2024	440,724	435,643
Cushman & Wakefield US Borrower LLC Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (C), 08/21/2025	460,425	448,722
RE/MAX International, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.50% (C), 12/15/2023	642,207	638,996
Realogy Group LLC
Term Loan A,
1-Month LIBOR + 1.75%, 1.86% (C), 02/08/2023	579,167	574,099
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (C), 02/08/2025	68,922	68,282
Redstone Buyer LLC
Delayed Draw Term Loan,
TBD, 04/15/2028 (D) (E)	98,452	97,426
Term Loan,
TBD, 04/15/2028 (D) (E)	251,548	249,269

		3,003,634

Software - 4.6%
Altium Packaging LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.25% (C), 02/03/2028	300,000	296,687
Ceridian HCM Holding, Inc. Term Loan B, 1-Week LIBOR + 2.50%, 2.59% (C), 04/30/2025	989,939	971,996
Epicor Software Corp. Term Loan, 1-Month LIBOR + 3.25%, 4.00% (C), 07/30/2027	248,750	248,241

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Helios Software Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 3.93% (C), 03/05/2028	$ 455,714	$ 452,106
LogMeIn, Inc. Term Loan B, 1-Month LIBOR + 4.75%, 4.86% (C), 08/31/2027	947,625	945,764
MA FinanceCo. LLC Term Loan B3, 1-Month LIBOR + 2.75%, 2.86% (C), 06/21/2024	54,687	53,962
Quest Software US Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.25%, 4.44% (C), 05/16/2025	198,473	197,936
Seattle Spinco, Inc. Term Loan B3, 1-Month LIBOR + 2.75%, 2.86% (C), 06/21/2024	369,315	364,421
Solera LLC Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (C), 03/03/2023	473,166	470,800
Sophia, LP 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.50% (C), 10/07/2027	598,500	598,251
SS&C European Holdings SARL Term Loan B4, 1-Month LIBOR + 1.75%, 1.86% (C), 04/16/2025	356,258	351,672
SS&C Technologies, Inc. Term Loan B3, 1-Month LIBOR + 1.75%, 1.86% (C), 04/16/2025	480,373	474,168
Ultimate Software Group, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 4.00% (C), 05/04/2026	349,125	349,374
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (C), 05/04/2026	346,482	346,537

		6,121,915

Specialty Retail - 2.2%
Apro LLC Term Loan, TBD, 11/14/2026 (D) (E)	250,000	250,000
Great Outdoors Group LLC Term Loan B, 6-Month LIBOR + 4.25%, 5.00% (C), 03/06/2028	748,125	750,743
PetSmart, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 4.50% (C), 02/12/2028	700,000	701,400

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Rent-A-Center, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 4.75% (C), 02/17/2028	$ 250,000	$ 250,938
Staples, Inc. Term Loan B2, 3-Month LIBOR + 4.50%, 4.71% (C), 09/12/2024	385,563	379,367
WOOF Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.50% (C), 12/21/2027	600,000	598,125

		2,930,573

Technology Hardware, Storage & Peripherals - 0.7%
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 2.88% (C), 11/06/2023	498,479	486,017
NCR Corp. Term Loan, 3-Month LIBOR + 2.50%, 2.69% (C), 08/28/2026	391,000	387,090

		873,107

Textiles, Apparel & Luxury Goods - 1.3%
Augusta Sportswear Group, Inc. Term Loan B, 3-Month LIBOR + 4.50%, 5.50% (C), 10/26/2023	312,534	300,033
Birkenstock GmbH & Co. KG Term Loan B, TBD, 04/26/2028 (D) (E)	100,000	99,917
Kontoor Brands, Inc. Term Loan B, 1 Week LIBOR + 4.25%, 1-Month LIBOR + 4.25%, 4.33% - 4.36% (C), 05/15/2026	799,250	797,252
Men’s Wearhouse, Inc. Term Loan, 3-Month LIBOR + 8.00%, 9.00% (C), 12/01/2025	406,688	325,350
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (C), 12/15/2024	184,136	176,367

		1,698,919

Total Loan Assignments (Cost $114,608,267)		114,035,929

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0% (F)
Valitas Holdings, Inc. (G) (H) (I)	21,887	0

Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (H)	889,572	1
LG Parent Holdco, Inc. (H)	30,405	49,408

		49,409

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 0.0% (F)
Avaya Holdings Corp. (J)	4	$ 115

Textiles, Apparel & Luxury Goods - 0.0% (F)
Men’s Wearhouse, Inc. (H)	7,650	7,650

Total Common Stocks (Cost $375,455)		57,174

PREFERRED STOCKS - 0.2%
Household Durables - 0.2%
API Heat Transfer Intermediate Corp., 0.00% (H)	220,055	1
LG Parent Holdco, Inc., 0.00% (H)	4,064	309,908

Total Preferred Stocks (Cost $402,952)		309,909

EXCHANGE-TRADED FUNDS - 1.3%
U.S. Fixed Income Funds - 1.3%
Invesco Senior Loan ETF (B)	37,900	839,485
SPDR Blackstone Senior Loan ETF (B)	18,200	835,562

Total Exchange-Traded Funds (Cost $1,627,386)		1,675,047

Principal	Value
REPURCHASE AGREEMENT - 10.7%

Fixed Income Clearing Corp.,
0.00% (K), dated 04/30/2021, to be repurchased at $14,098,043 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $14,380,037.

$ 14,098,043	$ 14,098,043

Total Repurchase Agreement (Cost $14,098,043)	14,098,043

Total Investments (Cost $141,269,928)	140,533,266
Net Other Assets (Liabilities) - (6.3)%	(8,268,666)

Net Assets - 100.0%	$ 132,264,600

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$10,357,164	$—	$10,357,164
Loan Assignments	—	114,035,929	—	114,035,929
Common Stocks	115	57,059	0	57,174
Preferred Stocks	—	309,909	—	309,909
Exchange-Traded Funds	1,675,047	—	—	1,675,047
Repurchase Agreement	—	14,098,043	—	14,098,043

Total Investments	$1,675,162	$138,858,104	$0	$140,533,266

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $10,357,164, representing 7.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $690,466, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $705,973. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	All or a portion of the security represents unsettled loan commitments at April 30, 2021 where the rate will be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the total value of securities is $366,968, representing 0.3% of the Fund’s net assets.
(I)	Security deemed worthless.
(J)	Non-income producing security.
(K)	Rate disclosed reflects the yield at April 30, 2021.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Bermuda - 1.3%
Arch Capital Group Ltd. (A)	33,845	$1,343,985

Canada - 2.4%
Agnico Eagle Mines Ltd.	21,006	1,311,615
Intact Financial Corp.	8,490	1,128,500

		2,440,115

China - 2.0%
Alibaba Group Holding Ltd., ADR (A)	9,002	2,079,012

Denmark - 0.6%
Vestas Wind Systems A/S	15,530	648,276

France - 4.1%
Air Liquide SA	4,847	816,246
Cie de Saint-Gobain (A)	27,752	1,751,016
Schneider Electric SE	10,424	1,663,209

		4,230,471

Germany - 8.1%
Continental AG	10,708	1,447,072
Deutsche Post AG	47,146	2,776,765
HeidelbergCement AG	24,870	2,278,920
Vonovia SE	28,426	1,867,722

		8,370,479

India - 1.6%
ICICI Bank Ltd., ADR (A)	102,771	1,675,167

Ireland - 1.4%
Medtronic PLC	10,701	1,400,975

Italy - 2.6%
Enel SpA	274,917	2,729,741

Japan - 5.5%
Denso Corp.	14,900	963,330
Hitachi Ltd.	22,100	1,093,900
Nintendo Co. Ltd.	1,600	917,844
Panasonic Corp.	65,700	771,449
Sony Group Corp.	19,000	1,899,599

		5,646,122

Netherlands - 1.2%
Koninklijke Philips NV (A)	21,223	1,200,015

Republic of Korea - 5.3%
KB Financial Group, Inc.	16,815	827,778
LG Corp. (B)	12,550	1,419,522
Samsung Electronics Co. Ltd.	44,160	3,218,623

		5,465,923

Singapore - 1.6%
CapitaLand Integrated Commercial Trust, REIT	521,700	841,692
Oversea-Chinese Banking Corp. Ltd.	85,500	781,600

		1,623,292

Sweden - 4.2%
Svenska Handelsbanken AB, A Shares	159,092	1,842,328
Swedbank AB, A Shares	72,712	1,276,468
Tele2 AB, B Shares	91,039	1,175,885

		4,294,681

Switzerland - 3.2%
Roche Holding AG	5,402	1,761,892
TE Connectivity Ltd.	11,087	1,490,869

		3,252,761

	Shares	Value
COMMON STOCKS (continued)
Thailand - 0.7%
Airports of Thailand PCL	342,100	$ 681,179

United Kingdom - 3.7%
Lloyds Banking Group PLC	2,868,843	1,798,992
Willis Towers Watson PLC	7,956	2,059,490

		3,858,482

United States - 47.5%
Adaptive Biotechnologies Corp. (A)	12,313	512,221
Aflac, Inc.	26,586	1,428,466
Alnylam Pharmaceuticals, Inc. (A)	4,952	696,449
Amazon.com, Inc. (A)	456	1,581,143
Apple, Inc.	13,605	1,788,513
Applied Materials, Inc.	15,217	2,019,448
Becton Dickinson & Co.	10,129	2,520,196
BioMarin Pharmaceutical, Inc. (A)	8,590	669,333
Bridgebio Pharma, Inc. (A) (C)	10,482	586,153
Carrier Global Corp.	32,702	1,425,153
Deere & Co.	7,461	2,766,912
Discover Financial Services	30,886	3,521,004
Eli Lilly & Co.	6,610	1,208,110
Facebook, Inc., Class A (A)	10,636	3,457,551
Fidelity National Information Services, Inc.	11,221	1,715,691
First Horizon Corp.	94,072	1,720,577
First Solar, Inc. (A)	6,299	482,062
Globe Life, Inc.	16,419	1,682,783
II-VI, Inc. (A)	8,014	538,060
Ionis Pharmaceuticals, Inc. (A)	16,468	705,160
Keysight Technologies, Inc. (A)	6,132	885,154
Kohl’s Corp.	20,221	1,186,164
Martin Marietta Materials, Inc.	3,611	1,275,116
Medical Properties Trust, Inc., REIT	57,753	1,273,454
Microsoft Corp.	19,093	4,814,873
Neurocrine Biosciences, Inc. (A)	7,320	691,667
New Relic, Inc. (A) (C)	9,256	595,161
Ralph Lauren Corp. (A)	9,026	1,203,076
Regeneron Pharmaceuticals, Inc. (A)	1,587	763,823
Reinsurance Group of America, Inc.	19,861	2,592,456
United Rentals, Inc. (A)	3,229	1,033,119
Visa, Inc., Class A	6,691	1,562,750

		48,901,798

Total Common Stocks (Cost $69,212,717)		99,842,474

EXCHANGE-TRADED FUNDS - 2.0%
United States - 2.0%
iShares Core MSCI EAFE ETF	5,510	409,448
iShares Core S&P 500 ETF	987	413,435
iShares MSCI China ETF (C)	15,180	1,244,456

Total Exchange-Traded Funds (Cost $2,059,887)		2,067,339

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	1,614,479	1,614,479

Total Other Investment Company (Cost $1,614,479)		1,614,479

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (D), dated 04/30/2021, to be repurchased at $654,647 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $667,826.	$654,647	$ 654,647

Total Repurchase Agreement (Cost $654,647)		654,647

Total Investments (Cost $73,541,730)		104,178,939
Net Other Assets (Liabilities) - (1.2)%		(1,201,905)

Net Assets - 100.0%		$ 102,977,034

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	9.8%	$10,235,680
Banks	9.5	9,922,910
Software	5.2	5,410,034
Health Care Equipment & Supplies	4.9	5,121,186
Technology Hardware, Storage & Peripherals	4.8	5,007,136
Biotechnology	3.9	4,112,585
Internet & Direct Marketing Retail	3.5	3,660,155
Construction Materials	3.4	3,554,036
Consumer Finance	3.4	3,521,004
Interactive Media & Services	3.3	3,457,551
IT Services	3.1	3,278,441
Building Products	3.0	3,176,169
Pharmaceuticals	2.9	2,970,002
Electronic Equipment, Instruments & Components	2.8	2,914,083
Air Freight & Logistics	2.7	2,776,765
Machinery	2.7	2,766,912
Electric Utilities	2.6	2,729,741
Household Durables	2.6	2,671,048
Industrial Conglomerates	2.4	2,513,422
Semiconductors & Semiconductor Equipment	2.4	2,501,510
Auto Components	2.3	2,410,402
Electrical Equipment	2.2	2,311,485
Equity Real Estate Investment Trusts	2.0	2,115,146
Real Estate Management & Development	1.8	1,867,722
International Equity Funds	1.6	1,653,904
Metals & Mining	1.3	1,311,615
Textiles, Apparel & Luxury Goods	1.2	1,203,076
Multiline Retail	1.1	1,186,164
Wireless Telecommunication Services	1.1	1,175,885
Trading Companies & Distributors	1.0	1,033,119
Entertainment	0.9	917,844
Chemicals	0.8	816,246
Transportation Infrastructure	0.7	681,179
Life Sciences Tools & Services	0.5	512,221
U.S. Equity Funds	0.4	413,435

Investments	97.8	101,909,813
Short-Term Investments	2.2	2,269,126

Total Investments	100.0%	$104,178,939

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$61,391,411	$38,451,063	$—	$99,842,474
Exchange-Traded Funds	2,067,339	—	—	2,067,339
Other Investment Company	1,614,479	—	—	1,614,479
Repurchase Agreement	—	654,647	—	654,647

Total Investments	$65,073,229	$39,105,710	$—	$104,178,939

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the value of the security is $1,419,522, representing 1.4% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,160,296, collateralized by cash collateral of $1,614,479 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $594,167. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at April 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.09%, 0.10% (A), 10/07/2022	$ 5,245,000	$ 5,245,000
SOFR + 0.10%, 0.11% (A), 09/02/2022	2,305,000	2,305,000
1-Month LIBOR + 0.01%, 0.12% (A), 12/28/2021	3,115,000	3,114,833
3-Month Treasury Money Market Yield + 0.12%, 0.14% (A), 05/02/2022	1,885,000	1,884,885
3-Month Treasury Money Market Yield + 0.15%, 0.17% (A), 12/13/2021	3,625,000	3,622,767
SOFR + 0.18%, 0.19% (A), 01/14/2022	5,805,000	5,805,000
0.20% (A), 09/23/2021	4,000,000	4,000,000
SOFR + 0.19%, 0.20% (A), 11/18/2021 - 07/14/2022	6,770,000	6,770,000
1-Month LIBOR + 0.11%, 0.22% (A), 07/09/2021 - 11/12/2021	2,890,000	2,890,000
FFR + 0.18%, 0.24% (A), 07/20/2022	14,420,000	14,418,260
1-Month LIBOR + 0.13%, 0.24% (A), 10/08/2021	965,000	965,000
3-Month Treasury Money Market Yield + 0.23%, 0.25% (A), 07/08/2021	3,055,000	3,055,000
3-Month Treasury Money Market Yield + 0.26%, 0.28% (A), 06/17/2021	5,180,000	5,179,934
3-Month Treasury Money Market Yield + 0.28%, 0.30% (A), 02/08/2022	7,000,000	7,000,000
Federal Home Loan Banks
SOFR + 0.01%, 0.02% (A), 03/28/2022 - 03/30/2022	1,205,000	1,205,000
SOFR + 0.07%, 0.08% (A), 04/28/2022	2,370,000	2,370,000
SOFR + 0.08%, 0.09% (A), 07/08/2021 - 07/23/2021	7,130,000	7,130,000
SOFR + 0.12%, 0.13% (A), 02/28/2022	7,995,000	7,995,000
Federal Home Loan Mortgage Corp.
SOFR + 0.18%, 0.19% (A), 12/13/2021	6,785,000	6,785,000
1.13% (B), 08/12/2021	2,400,000	2,406,680
Federal National Mortgage Association
SOFR + 0.35%, 0.36% (A), 04/07/2022	7,075,000	7,075,000
SOFR + 0.39%, 0.40% (A), 04/15/2022	7,860,000	7,860,000
1.38% (B), 10/07/2021	3,345,000	3,362,962

Total U.S. Government Agency Obligations (Cost $112,445,321)		112,445,321

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.6%
U.S. Treasury - 3.6%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.06%, 0.08% (A), 07/31/2022	$ 254,100	$ 254,100
3-Month Treasury Money Market Yield + 0.22%, 0.24% (A), 07/31/2021	19,000,000	18,997,740
3-Month Treasury Money Market Yield + 0.30%, 0.32% (A), 10/31/2021	4,000,000	4,001,191

Total U.S. Government Obligations (Cost $23,253,031)		23,253,031

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.0%
Federal Farm Credit Banks Funding Corp. SOFR + 0.16%, 0.17% (A), 05/07/2021	11,590,000	11,590,000
Federal Farm Credit Discount Notes
0.08% (B), 11/16/2021	9,970,000	9,965,591
0.10% (B), 08/03/2021	15,000,000	14,996,083
0.11% (B), 06/30/2021 - 11/01/2021	13,680,000	13,674,744
0.13% (B), 08/24/2021 - 08/31/2021	3,060,000	3,058,694
0.15% (B), 07/01/2021	13,430,000	13,426,587
0.19% (B), 06/01/2021	8,275,000	8,273,646
Federal Home Loan Bank Discount Notes
0.01% (B), 05/12/2021	4,950,000	4,949,986
0.04% (B), 10/06/2021	15,000,000	14,997,564
0.10% (B), 05/19/2021	2,060,000	2,059,899
0.20% (B), 06/11/2021	6,015,000	6,013,630
Federal Home Loan Banks
0.04% (B), 10/15/2021	1,300,000	1,299,996
0.11% (B), 06/29/2021	6,615,000	6,614,933
0.12% (B), 06/04/2021	8,820,000	8,819,906
SOFR + 0.16%, 0.17% (A), 05/07/2021	7,000,000	7,000,000
0.17% (B), 05/13/2021	11,125,000	11,124,991
0.20% (B), 06/17/2021	3,365,000	3,364,966

Total Short-Term U.S. Government Agency Obligations (Cost $141,231,216)		141,231,216

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 48.1%
U.S. Cash Management Bill
0.02% (B), 08/10/2021	195,000	194,988
0.03% (B), 08/10/2021	2,275,000	2,274,840
U.S. Treasury Bill
0.00% (B), 06/01/2021	89,070,800	89,070,800
0.01% (B), 06/10/2021	60,000,000	59,999,334
0.02% (B), 05/04/2021	47,000,000	46,999,941
0.04% (B), 05/04/2021	43,785,000	43,784,872
0.07% (B), 08/05/2021	6,805,000	6,803,738
0.10% (B), 05/20/2021	17,220,000	17,219,091
0.11% (B), 05/06/2021	20,000,000	19,999,695
0.14% (B), 08/12/2021 - 11/04/2021	12,524,300	12,517,215
0.16% (B), 05/20/2021	9,475,000	9,474,200

Total Short-Term U.S. Government Obligations (Cost $308,338,714)		308,338,714

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 26.3%

Barclays Capital, Inc., 0.01% (B), dated 04/30/2021, to be repurchased at $10,000,008 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.25%, due 08/31/2025, and with a value of $10,200,074.

	$ 10,000,000	$ 10,000,000
BNP Paribas SA, 0.01% (B), dated 04/30/2021, to be repurchased at $30,000,025 on 05/03/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 4.00%, due 05/20/2021 - 04/20/2051, and with a total value of $30,600,064.	30,000,000	30,000,000
BNP Paribas SA, 0.01% (B), dated 04/27/2021, to be repurchased at $10,000,019 on 05/04/2021. Collateralized by U.S. Government Obligations, 0.00% - 2.00%, due 08/12/2021 - 05/15/2050, and with a total value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc., 0.01% (B), dated 04/30/2021, to be repurchased at $18,000,015 on 05/03/2021. Collateralized by U.S. Government Obligations, 0.75% - 5.50%, due 04/30/2028 - 08/15/2028, and with a total value of $18,360,023.	18,000,000	18,000,000
Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $483,343 on 05/03/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 05/15/2024, and with a value of $493,092.	483,343	483,343
Goldman Sachs & Co., 0.01% (B), dated 04/30/2021, to be repurchased at $30,000,025 on 05/03/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 6.50%, due 09/15/2028 - 10/20/2050, and with a total value of $30,600,024.	30,000,000	30,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Chase & Co., 0.01% (B), dated 04/30/2021, to be repurchased at $25,000,021 on 05/03/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 2.50% - 6.25%, due 08/15/2023 - 03/20/2051, and with a total value of $25,500,041.

	$ 25,000,000	$ 25,000,000
Merrill Lynch & Co., Inc., 0.01% (B), dated 04/30/2021, to be repurchased at $25,000,021 on 05/03/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 1.25% - 2.34%, due 03/31/2028 - 07/20/2070, and with a total value of $25,500,049.	25,000,000	25,000,000
Toronto-Dominion Bank, 0.01% (B), dated 04/30/2021, to be repurchased at $20,000,017 on 05/03/2021. Collateralized by U.S. Government Obligations, 3.13% - 6.00%, due 02/15/2026 - 05/15/2048, and with a total value of $20,400,152.	20,000,000	20,000,000

Total Repurchase Agreements (Cost $168,483,343)		168,483,343

Total Investments (Cost $753,751,625)		753,751,625
Net Other Assets (Liabilities) - (17.5)%		(112,286,732)

Net Assets - 100.0%		$ 641,464,893

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$112,445,321	$—	$112,445,321
U.S. Government Obligations	—	23,253,031	—	23,253,031
Short-Term U.S. Government Agency Obligations	—	141,231,216	—	141,231,216
Short-Term U.S. Government Obligations	—	308,338,714	—	308,338,714
Repurchase Agreements	—	168,483,343	—	168,483,343

Total Investments	$—	$753,751,625	$—	$753,751,625

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

FFR	Federal Funds Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 41.2%
American Express Credit Account Master Trust Series 2017-7, Class B, 2.54%, 05/15/2025	$ 1,000,000	$ 1,027,142
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D,
3.82%, 03/18/2024	3,000,000	3,131,460
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,157,795
Avis Budget Rental Car Funding AESOP LLC
Series 2016-2A, Class A,
2.72%, 11/20/2022 (A)	500,000	504,013
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	1,425,000	1,544,199
Capital Auto Receivables Asset Trust Series 2018-2, Class C, 3.69%, 12/20/2023 (A)	1,750,000	1,759,824
CarMax Auto Owner Trust
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,538,740
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	964,338
CCG Receivables Trust Series 2018-1, Class B, 3.09%, 06/16/2025 (A)	2,177,439	2,183,213
CLI Funding VIII LLC Series 2021-1A, Class A, 1.64%, 02/18/2046 (A)	1,647,442	1,622,579
CNH Equipment Trust
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,155,322
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,742,130
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,797,622
Dell Equipment Finance Trust
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,233,962
Series 2019-1, Class C,
3.14%, 03/22/2024 (A)	1,045,000	1,061,102
Evergreen Credit Card Trust Series 2019-2, Class B, 2.27%, 09/15/2024 (A)	625,000	638,925
FirstKey Homes Trust Series 2020-SFR2, Class D, 1.97%, 10/19/2037 (A)	2,000,000	1,985,945
Ford Credit Auto Lease Trust Series 2021-A, Class C, 0.78%, 09/15/2025	1,725,000	1,720,105
Ford Credit Auto Owner Trust
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	2,033,312
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,198,205
GM Financial Automobile Leasing Trust Series 2019-2, Class B, 2.89%, 03/20/2023	1,000,000	1,010,329

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class C,
3.31%, 12/18/2023	$ 2,100,000	$ 2,151,305
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,027,481
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,915,160
GMF Floorplan Owner Revolving Trust Series 2020-1, Class B, 1.03%, 08/15/2025 (A)	715,000	722,434
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	518,026	545,985
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,000,000	1,005,298
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	1,011,393
Series 2021-A, Class C,
1.33%, 11/15/2027	1,350,000	1,348,496
Invitation Homes Trust Series 2018-SFR4, Class D, 1-Month LIBOR + 1.65%, 1.77% (B), 01/17/2038 (A)	1,725,000	1,734,365
Master Credit Card Trust II Series 2018-1A, Class C, 3.74%, 07/21/2024 (A)	675,000	704,234
MVW LLC Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	1,031,181	1,052,904
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	283,420	284,033
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	173,022	174,898
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	376,864	385,052
PFS Financing Corp. Series 2021-A, Class A, 0.71%, 04/15/2026 (A)	900,000	897,670
Progress Residential Trust
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	2,000,000	2,008,537
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	1,015,292
Series 2020-SFR3, Class D,
1.90%, 10/17/2027 (A)	1,355,000	1,340,888
Santander Drive Auto Receivables Trust Series 2017-3, Class D, 3.20%, 11/15/2023	1,628,248	1,647,497
Sierra Timeshare Conduit Receivables Funding LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (A)	160,182	162,469
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A, 3.50%, 06/20/2035 (A)	332,349	345,158

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust Series 2017-2, Class C, 3.01%, 10/15/2025	$ 640,000	$ 660,209
Verizon Owner Trust
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,532,614
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	748,979
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,579,180
Series 2020-A, Class C,
2.06%, 07/22/2024	450,000	461,721
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	1,001,271
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,522,883
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	683,472
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	635,978	639,709
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,530,245
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	647,658
World Omni Select Auto Trust Series 2018-1A, Class C, 3.86%, 01/15/2025 (A)	1,500,000	1,516,954

Total Asset-Backed Securities (Cost $69,567,516)		71,015,706

CORPORATE DEBT SECURITIES - 44.7%
Airlines - 1.0%
United Airlines Pass-Through Trust 4.63%, 03/03/2024	1,704,827	1,752,442

Banks - 9.8%
Bank of America Corp. Fixed until 01/20/2022, 3.12% (B), 01/20/2023	2,450,000	2,498,639
Barclays Bank PLC 10.18%, 06/12/2021 (A)	660,000	666,767
Barclays PLC 3-Month LIBOR + 1.38%, 1.57% (B), 05/16/2024	2,000,000	2,031,631
BBVA USA 2.50%, 08/27/2024	2,170,000	2,283,365
BNP Paribas SA Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	1,600,000	1,648,327
Citigroup, Inc. 4.05%, 07/30/2022	2,925,000	3,053,556
Credit Suisse AG 1.00%, 05/05/2023	1,095,000	1,104,922
JPMorgan Chase & Co. Fixed until 07/23/2023, 3.80% (B), 07/23/2024	1,261,000	1,347,831

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC Fixed until 09/10/2021, 2.74% (B), 09/10/2022 (A)	$ 1,150,000	$ 1,158,511
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 09/12/2023 (A)	1,075,000	1,079,644

		16,873,193

Biotechnology - 0.6%
AbbVie, Inc. 2.30%, 11/21/2022	930,000	956,911

Capital Markets - 6.5%
Ameriprise Financial, Inc. 3.00%, 04/02/2025	755,000	807,760
Charles Schwab Corp. 0.90%, 03/11/2026	1,270,000	1,255,843
Deutsche Bank AG 4.25%, 10/14/2021	2,205,000	2,242,308
Goldman Sachs Group, Inc. 3-Month LIBOR + 0.78%, 0.97% (B), 10/31/2022	3,500,000	3,509,608
Intercontinental Exchange, Inc. 3-Month LIBOR + 0.65%, 0.83% (B), 06/15/2023	715,000	715,937
Morgan Stanley 4.88%, 11/01/2022	2,500,000	2,661,347

		11,192,803

Consumer Finance - 3.8%
Capital One Financial Corp. 3.50%, 06/15/2023	965,000	1,025,850
Ford Motor Credit Co. LLC 3.34%, 03/28/2022	1,351,000	1,369,644
General Motors Financial Co., Inc. SOFR + 1.20%, 1.22% (B), 11/17/2023	1,760,000	1,785,854
Hyundai Capital America
3-Month LIBOR + 0.94%, 1.14% (B), 07/08/2021 (A)	884,000	884,685
3.95%, 02/01/2022 (A)	800,000	820,175
Volkswagen Group of America Finance LLC 0.88%, 11/22/2023 (A)	635,000	637,736

		6,523,944

Diversified Telecommunication Services - 1.0%
AT&T, Inc. 3-Month LIBOR + 1.18%, 1.36% (B), 06/12/2024	1,770,000	1,807,883

Electric Utilities - 4.1%
Berkshire Hathaway Energy Co. 4.05%, 04/15/2025 (C)	1,500,000	1,670,606
Edison International 4.95%, 04/15/2025	1,526,000	1,708,235
Exelon Generation Co. LLC 3.25%, 06/01/2025	1,000,000	1,074,756
NextEra Energy Capital Holdings, Inc. 0.65%, 03/01/2023	1,250,000	1,253,845
RGS AEGCO Funding Corp. 9.82%, 12/07/2022	1,380,648	1,414,491

		7,121,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 4.9%
Healthpeak Properties, Inc. 4.00%, 06/01/2025 (C)	$ 1,515,000	$ 1,679,994
Office Properties Income Trust 4.25%, 05/15/2024	950,000	1,002,593
Simon Property Group, LP 3.50%, 09/01/2025 (C)	1,425,000	1,555,996
SL Green Operating Partnership, LP 3-Month LIBOR + 0.98%, 1.17% (B), 08/16/2021	2,650,000	2,650,112
Weingarten Realty Investors 4.45%, 01/15/2024	850,000	920,186
Welltower, Inc. 3.63%, 03/15/2024	650,000	701,781

		8,510,662

Food & Staples Retailing - 0.7%
7-Eleven, Inc. 0.80%, 02/10/2024 (A)	1,225,000	1,223,077

Gas Utilities - 0.4%
Atmos Energy Corp. 0.63%, 03/09/2023	705,000	705,654

Health Care Providers & Services - 0.2%
Cigna Corp. 3.75%, 07/15/2023	249,000	265,853

Household Durables - 1.4%
Panasonic Corp. 2.54%, 07/19/2022 (A)	2,400,000	2,453,154

Life Sciences Tools & Services - 0.6%
Illumina, Inc. 0.55%, 03/23/2023	995,000	994,863

Machinery - 0.4%
Caterpillar Financial Services Corp. 0.65%, 07/07/2023	680,000	684,695

Multi-Utilities - 0.8%
DTE Energy Co. 1.05%, 06/01/2025	1,425,000	1,419,165

Oil, Gas & Consumable Fuels - 1.3%
Energy Transfer, LP 4.50%, 04/15/2024	1,565,000	1,718,590
Phillips 66 3.70%, 04/06/2023	440,000	465,999

		2,184,589

Pharmaceuticals - 0.9%
AstraZeneca PLC 3-Month LIBOR + 0.67%, 0.86% (B), 08/17/2023	1,562,000	1,576,247

Road & Rail - 1.9%
Norfolk Southern Corp. 5.59%, 05/17/2025	1,432,000	1,684,535
NTT Finance Corp. 0.58%, 03/01/2024 (A)	1,535,000	1,532,651

		3,217,186

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. 7.50%, 08/15/2022	1,416,000	1,529,280

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. 3.40%, 03/25/2025	$ 1,580,000	$ 1,729,170

		3,258,450

Software - 0.7%
Oracle Corp. 2.50%, 04/01/2025	1,155,000	1,219,313

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co. 3-Month LIBOR + 0.72%, 0.91% (B), 10/05/2021	1,285,000	1,285,233

Wireless Telecommunication Services - 1.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 4.74%, 09/20/2029 (A)	1,735,000	1,857,534

Total Corporate Debt Securities (Cost $76,477,189)		77,084,784

MORTGAGE-BACKED SECURITIES - 6.2%
BX Commercial Mortgage Trust Series 2019-XL, Class F, 1-Month LIBOR + 2.00%, 2.12% (B), 10/15/2036 (A)	1,721,136	1,721,134
CGDB Commercial Mortgage Trust Series 2019-MOB, Class D, 1-Month LIBOR + 1.65%, 1.76% (B), 11/15/2036 (A)	2,210,000	2,203,131
CHC Commercial Mortgage Trust Series 2019-CHC, Class D, 1-Month LIBOR + 2.05%, 2.17% (B), 06/15/2034 (A)	2,684,075	2,615,432
Cold Storage Trust Series 2020-ICE5, Class D, 1-Month LIBOR + 2.10%, 2.21% (B), 11/15/2037 (A)	1,474,486	1,477,293
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 1-Month LIBOR + 1.60%, 1.72% (B), 05/15/2036 (A)	1,810,000	1,811,700
DBGS Mortgage Trust Series 2018-BIOD, Class E, 1-Month LIBOR + 1.70%, 1.81% (B), 05/15/2035 (A)	835,325	837,026
UBS Commercial Mortgage Trust, Interest Only STRIPS Series 2019-C17, Class XA, 1.63% (B), 10/15/2052	13,014	1,267

Total Mortgage-Backed Securities (Cost $10,743,520)		10,666,983

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.5%
Federal Home Loan Mortgage Corp.
2.00%, 08/01/2035	1,553,561	1,614,253
2.50%, 07/01/2035	1,724,114	1,823,223
1-Year CMT + 2.04%, 2.76% (B), 06/01/2033	424,387	447,668
4.50%, 09/01/2026	203,465	213,865

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.81% (B), 12/25/2030	$ 4,798,953	$ 291,113
1.03% (B), 09/25/2030	19,980,774	1,499,975
1.54% (B), 05/25/2030	7,296,260	822,464
Federal National Mortgage Association, Interest Only STRIPS
0.12% (B), 10/25/2021	8,606,100	2,404
0.13% (B), 11/25/2022	40,846,694	28,258
0.29% (B), 01/25/2022	10,810,269	17,529
Government National Mortgage Association
4.50% (B), 02/20/2063	19,069	20,911
4.80% (B), 05/20/2062	24,659	26,425
5.75%, 12/15/2022	40,848	43,690
Seasoned Loans Structured Transaction Trust
1.75%, 09/25/2030	1,741,158	1,771,799
3.50%, 06/25/2028	736,933	771,192

Total U.S. Government Agency Obligations (Cost $9,544,138)		9,394,769

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury - 1.9%
U.S. Treasury Note
0.25%, 03/15/2024 (C)	$ 1,445,000	$ 1,442,403
0.50%, 02/28/2026	1,875,000	1,846,143

Total U.S. Government Obligations (Cost $3,280,571)		3,288,546

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	3,574,034	3,574,034

Total Other Investment Company (Cost $3,574,034)		3,574,034

Total Investments (Cost $173,186,968)		175,024,822
Net Other Assets (Liabilities) - (1.6)%		(2,694,532)

Net Assets - 100.0%		$ 172,330,290

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$71,015,706	$—	$71,015,706
Corporate Debt Securities	—	77,084,784	—	77,084,784
Mortgage-Backed Securities	—	10,666,983	—	10,666,983
U.S. Government Agency Obligations	—	9,394,769	—	9,394,769
U.S. Government Obligations	—	3,288,546	—	3,288,546
Other Investment Company	3,574,034	—	—	3,574,034

Total Investments	$3,574,034	$171,450,788	$—	$175,024,822

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $55,931,988, representing 32.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,499,990, collateralized by cash collateral of $3,574,034. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at April 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.4%
Aerospace & Defense - 0.9%
TransDigm, Inc. 4.88%, 05/01/2029 (A)	$ 11,288,000	$ 11,118,680
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	5,707,000	5,664,198
7.75%, 08/15/2025	2,962,000	2,924,975
8.88%, 06/01/2024 (A)	1,722,000	1,915,725

		21,623,578

Airlines - 1.3%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A) (B)	16,518,000	14,515,192
5.00%, 06/01/2022 (A)	154,000	152,845
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (A)	2,427,000	2,548,350
5.75%, 04/20/2029 (A)	2,126,000	2,278,009
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	420,201	419,361
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50%, 10/20/2025 (A)	2,385,000	2,557,550
4.75%, 10/20/2028 (A)	1,989,000	2,183,341
United Airlines Holdings, Inc. 4.88%, 01/15/2025 (B)	5,658,000	5,739,334
United Airlines Pass-Through Trust 4.63%, 03/03/2024	901,403	926,579

		31,320,561

Auto Components - 1.2%
Clarios Global, LP / Clarios US Finance Co. 6.25%, 05/15/2026 (A)	3,703,000	3,927,726
Dana, Inc.
5.38%, 11/15/2027	5,058,000	5,384,089
5.50%, 12/15/2024 (B)	700,000	714,280
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	2,986,000	3,120,818
5.00%, 05/31/2026 (B)	2,791,000	2,864,264
9.50%, 05/31/2025	5,382,000	6,068,205
Patrick Industries, Inc. 7.50%, 10/15/2027 (A)	6,447,000	6,999,250

		29,078,632

Automobiles - 0.1%
Ford Motor Co.
8.50%, 04/21/2023	275,000	308,000
9.00%, 04/22/2025	980,000	1,196,982
9.63%, 04/22/2030	1,012,000	1,419,330

		2,924,312

Banks - 2.3%
Barclays PLC
Fixed until 06/20/2029, 5.09% (C), 06/20/2030	1,675,000	1,923,174
Fixed until 09/15/2023 (D), 7.75% (C)	6,257,000	6,882,700
Fixed until 06/15/2024 (D), 8.00% (C)	3,262,000	3,702,370
BNP Paribas SA Fixed until 03/14/2022 (D), 6.75% (A) (C)	5,700,000	5,910,216

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Bank NA Fixed until 09/27/2024, 2.97% (C), 09/27/2025	$ 3,277,000	$ 3,432,658
CIT Group, Inc. 4.75%, 02/16/2024	2,166,000	2,360,940
Citigroup, Inc. Fixed until 09/12/2024 (D), 5.00% (C)	9,441,000	9,913,050
Intesa Sanpaolo SpA 5.71%, 01/15/2026 (A)	6,247,000	7,003,003
JPMorgan Chase & Co. 3-Month LIBOR + 3.47%, 3.66% (C), 07/30/2021 (B) (D)	1,907,000	1,912,721
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	4,252,000	4,804,207
Fixed until 09/27/2025 (D), 7.50% (B) (C)	1,509,000	1,744,781
Societe Generale SA Fixed until 09/13/2021 (D), 7.38% (A) (C)	3,208,000	3,265,295

		52,855,115

Beverages - 0.5%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (A)	11,396,000	11,371,043

Building Products - 0.7%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 09/01/2025 (A)	3,796,000	4,042,740
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	694,000	736,507
6.75%, 06/01/2027 (A)	3,272,000	3,518,709
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (A)	1,612,000	1,722,825
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	3,664,000	3,424,558
5.00%, 02/15/2027 (A)	3,421,000	3,532,182

		16,977,521

Capital Markets - 1.8%
Credit Suisse Group AG
Fixed until 02/11/2027 (D), 5.25% (A) (C)	2,250,000	2,337,187
Fixed until 12/18/2024 (D), 6.25% (A) (C)	1,350,000	1,457,714
Fixed until 08/21/2026 (D), 6.38% (A) (C)	3,782,000	4,112,244
Fixed until 09/12/2025 (D), 7.25% (A) (C)	3,450,000	3,818,460
Fixed until 07/17/2023 (D), 7.50% (A) (C)	4,221,000	4,515,626
Fixed until 12/11/2023 (D), 7.50% (A) (B) (C)	6,403,000	7,043,300
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (C), 01/14/2032	3,428,000	3,393,635

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG (continued)
Fixed until 10/30/2025 (D), 6.00% (C)	$ 1,400,000	$ 1,461,250
LPL Holdings, Inc. 4.00%, 03/15/2029 (A)	4,848,000	4,841,940
MSCI, Inc. 3.63%, 09/01/2030 (A)	8,369,000	8,502,318

		41,483,674

Chemicals - 2.0%
Avient Corp. 5.75%, 05/15/2025 (A)	3,759,000	3,965,519
Blue Cube Spinco LLC 10.00%, 10/15/2025	375,000	394,538
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (A)	6,179,000	5,607,443
Hexion, Inc. 7.88%, 07/15/2027 (A) (B)	6,257,000	6,735,379
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	5,559,000	5,860,631
5.25%, 06/01/2027 (A)	11,033,000	11,777,727
Olin Corp.
5.13%, 09/15/2027	3,235,000	3,377,409
9.50%, 06/01/2025 (A)	6,655,000	8,343,706

		46,062,352

Commercial Services & Supplies - 2.5%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	5,392,000	5,654,860
4.25%, 11/01/2029 (A)	787,000	842,090
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	1,744,000	1,815,940
5.75%, 07/15/2027 (A) (B)	5,792,000	6,117,800
FXI Holdings, Inc. 12.25%, 11/15/2026 (A)	6,200,000	7,176,500
Garda World Security Corp.
4.63%, 02/15/2027 (A)	4,595,000	4,595,000
8.75%, 05/15/2025 (A)	9,958,000	10,393,662
9.50%, 11/01/2027 (A) (B)	2,287,000	2,521,418
Herc Holdings, Inc. 5.50%, 07/15/2027 (A)	9,675,000	10,231,312
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028 (A)	3,283,000	3,500,499
5.88%, 10/01/2030 (A)	640,000	700,800
Stericycle, Inc. 5.38%, 07/15/2024 (A)	5,849,000	6,061,026

		59,610,907

Communications Equipment - 1.2%
Avaya, Inc. 6.13%, 09/15/2028 (A)	5,344,000	5,678,000
CommScope Technologies LLC
5.00%, 03/15/2027 (A) (B)	779,000	771,746
6.00%, 06/15/2025 (A)	6,343,000	6,454,002
CommScope, Inc.
5.50%, 03/01/2024 (A)	4,981,000	5,133,618
6.00%, 03/01/2026 (A)	3,723,000	3,923,111
8.25%, 03/01/2027 (A)	2,579,000	2,762,754

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Nokia OYJ 3.38%, 06/12/2022	$ 4,034,000	$ 4,143,725

		28,866,956

Construction & Engineering - 1.0%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (E)	1,935,400	19
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (E) (F)	1,992,987	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	5,109,000	5,479,402
6.75%, 08/01/2025 (A)	2,751,000	2,864,479
9.88%, 04/01/2027 (A)	8,207,000	9,325,204
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (A)	1,906,000	2,099,383
6.63%, 07/15/2027 (A)	3,890,000	4,201,200

		23,969,687

Construction Materials - 0.4%
Norbord, Inc. 6.25%, 04/15/2023 (A)	9,423,000	10,223,955

Consumer Finance - 2.5%
Ally Financial, Inc. 5.75%, 11/20/2025	2,727,000	3,123,665
Altice Financing SA
5.00%, 01/15/2028 (A)	1,771,000	1,746,649
7.50%, 05/15/2026 (A)	6,910,000	7,179,145
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	3,377,000	3,478,310
3.38%, 11/13/2025	3,975,000	4,066,862
3.81%, 10/12/2021	5,290,000	5,342,900
4.00%, 11/13/2030	5,368,000	5,482,070
4.38%, 08/06/2023	3,548,000	3,743,921
4.39%, 01/08/2026	7,534,000	8,042,545
5.88%, 08/02/2021	1,488,000	1,502,136
Navient Corp.
5.00%, 03/15/2027	1,020,000	1,027,650
5.88%, 10/25/2024	9,427,000	9,914,187
6.50%, 06/15/2022	3,708,000	3,884,130

		58,534,170

Containers & Packaging - 4.5%
ARD Finance SA PIK Rate 7.25%, Cash Rate 6.50%, 6.50%, 06/30/2027 (A) (E)	6,362,000	6,656,242
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	3,741,000	3,689,561
4.00%, 09/01/2029 (A)	3,269,000	3,252,655
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A)	1,382,000	1,412,523
6.00%, 02/15/2025 (A)	1,062,000	1,095,740
Ball Corp. 2.88%, 08/15/2030	13,533,000	13,068,412

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	$ 2,507,000	$ 2,657,420
5.38%, 01/15/2028 (A)	10,279,000	10,711,335
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	9,253,000	9,604,614
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,850,581
7.88%, 07/15/2026 (A)	5,488,000	5,741,820
Graphic Packaging International LLC 3.50%, 03/15/2028 - 03/01/2029 (A)	8,583,000	8,507,596
Greif, Inc. 6.50%, 03/01/2027 (A)	7,781,000	8,227,902
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	6,817,000	6,842,564
7.25%, 04/15/2025 (A)	2,707,000	2,632,558
OI European Group BV 4.00%, 03/15/2023 (A)	3,970,000	4,079,175
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	3,860,000	4,178,450
6.38%, 08/15/2025 (A) (B)	820,000	909,175
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 4.00%, 10/15/2027 (A)	3,314,000	3,276,717
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	4,224,000	4,419,360
8.50%, 08/15/2027 (A)	1,785,000	1,909,950

		105,724,350

Diversified Consumer Services - 0.1%
WW International, Inc. 4.50%, 04/15/2029 (A)	3,132,000	3,089,405

Diversified Financial Services - 3.3%
Avation Capital SA PIK Rate 9.00%, Cash Rate 8.25%,, 8.25%, 10/31/2026 (A) (E)	6,114,000	4,952,340
Dana Financing SARL 5.75%, 04/15/2025 (A)	13,976,000	14,412,750
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.00% (C), 12/21/2065 (A)	17,977,000	14,763,611
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.25% (C), 12/21/2065 (A)	3,974,000	3,379,092
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,527,000	5,426,243
5.25%, 03/15/2022 - 10/01/2025 (A)	9,792,000	9,850,501
United Wholesale Mortgage LLC 5.50%, 11/15/2025 - 04/15/2029 (A)	9,405,000	9,538,791
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	3,149,000	3,163,245
5.50%, 05/15/2029 (A)	11,769,000	12,584,007

		78,070,580

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 3.6%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	$ 1,301,000	$ 1,283,111
5.63%, 09/15/2028 (A)	666,000	682,650
Frontier Communications Corp.
5.00%, 05/01/2028 (A)	2,400,000	2,451,000
6.75%, 05/01/2029 (A)	4,144,000	4,379,690
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	361,128
6.63%, 08/01/2026 (B)	6,033,000	6,666,465
7.63%, 06/15/2021	10,534,000	10,605,631
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (A) (G)	3,274,000	2,029,880
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	5,877,000	5,693,344
3.75%, 07/15/2029 (A)	1,410,000	1,374,750
4.25%, 07/01/2028 (A)	5,517,000	5,558,984
4.63%, 09/15/2027 (A)	2,435,000	2,511,094
Lumen Technologies, Inc.
4.50%, 01/15/2029 (A)	5,144,000	5,066,840
5.13%, 12/15/2026 (A)	7,590,000	7,960,013
5.80%, 03/15/2022	4,234,000	4,367,371
6.45%, 06/15/2021	1,564,000	1,571,820
6.75%, 12/01/2023	7,836,000	8,648,985
7.50%, 04/01/2024 (B)	4,775,000	5,339,405
Switch Ltd. 3.75%, 09/15/2028 (A)	4,829,000	4,804,855
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (A)	3,434,000	3,409,962

		84,766,978

Electric Utilities - 0.5%
Elwood Energy LLC 8.16%, 07/05/2026	2,897,686	3,100,524
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	2,072,000	2,027,970
7.25%, 05/15/2026	6,546,000	6,783,292

		11,911,786

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV 4.00%, 04/15/2029 (A)	4,272,000	4,298,486
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	667,000	662,358
4.38%, 02/15/2030 (A)	1,886,000	1,971,823

		6,932,667

Energy Equipment & Services - 0.9%
Archrock Partners, LP / Archrock Partners Finance Corp. 6.25%, 04/01/2028 (A)	4,031,000	4,214,031
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022 7/29/2014 - 1/13/2020	1,334,000	1,280,640
7.50%, 04/01/2025 (A)	1,546,000	1,569,190
7.50%, 04/01/2025 (A) (B)	1,431,000	1,452,465
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (A) (E)	7,658,649	6,816,198

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 09/01/2027	$ 4,444,000	$ 4,675,977

		20,008,501

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	3,886,000	4,473,757
4.88%, 06/15/2030 (A)	4,450,000	5,162,000
5.38%, 11/15/2029 (A)	2,835,000	3,366,563

		13,002,320

Equity Real Estate Investment Trusts - 2.6%
CBL & Associates, LP
5.25%, 12/01/2023 (G)	7,893,000	4,568,074
5.95%, 12/15/2026 (G)	872,000	501,400
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	2,690,000	2,780,599
6.00%, 04/15/2025 (A)	3,212,000	3,400,705
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	1,881,000	1,875,884
5.25%, 03/15/2028 (A)	8,592,000	9,013,008
iStar, Inc.
4.25%, 08/01/2025	4,591,000	4,652,519
5.50%, 02/15/2026	4,570,000	4,729,950
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (A) (B)	3,431,000	3,473,647
4.63%, 06/15/2025 (A)	1,364,000	1,451,139
5.75%, 02/01/2027	2,539,000	2,837,332
MPT Operating Partnership, LP / MPT Finance Corp. 3.50%, 03/15/2031	2,798,000	2,791,621
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.88%, 10/01/2028 (A)	3,147,000	3,339,754
7.50%, 06/01/2025 (A)	6,323,000	6,875,567
SBA Communications Corp.
3.13%, 02/01/2029 (A)	3,046,000	2,917,983
3.88%, 02/15/2027	4,357,000	4,455,795
Service Properties Trust 7.50%, 09/15/2025	673,000	762,519

		60,427,496

Food & Staples Retailing - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.25%, 03/15/2026 (A)	1,607,000	1,605,843
3.50%, 03/15/2029 (A)	5,957,000	5,718,720
4.63%, 01/15/2027 (A)	5,022,000	5,222,880
5.75%, 03/15/2025	2,331,000	2,395,103
7.50%, 03/15/2026 (A)	1,383,000	1,521,300
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026 (A)	5,779,000	6,039,055

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Rite Aid Corp.
7.50%, 07/01/2025 (A)	$ 4,594,000	$ 4,761,681
8.00%, 11/15/2026 (A)	5,255,000	5,458,631

		32,723,213

Food Products - 2.5%
B&G Foods, Inc. 5.25%, 09/15/2027 (B)	8,120,000	8,403,226
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,454,000	4,854,288
4.88%, 10/01/2049	3,922,000	4,495,202
5.00%, 07/15/2035 - 06/04/2042	8,559,000	9,963,845
6.88%, 01/26/2039	1,374,000	1,884,158
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (A)	11,593,000	12,303,071
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	3,825,000	3,797,460
4.63%, 04/15/2030 (A)	4,134,000	4,176,994
5.50%, 12/15/2029 (A)	3,462,000	3,727,016
5.63%, 01/15/2028 (A)	4,856,000	5,117,010

		58,722,270

Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (A)	6,244,000	6,454,735
AdaptHealth LLC
4.63%, 08/01/2029 (A)	705,000	701,059
6.13%, 08/01/2028 (A)	5,472,000	5,745,600
Centene Corp.
3.38%, 02/15/2030	501,000	502,879
4.25%, 12/15/2027	3,243,000	3,399,021
4.63%, 12/15/2029	1,024,000	1,110,871
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (A)	2,398,000	2,541,880
6.63%, 02/15/2025 (A)	5,126,000	5,401,522
6.88%, 04/15/2029 (A)	674,000	704,330
8.00%, 03/15/2026 (A)	11,296,000	12,171,440
8.13%, 06/30/2024 (A)	2,620,000	2,734,625
DaVita, Inc.
3.75%, 02/15/2031 (A)	7,184,000	6,824,800
4.63%, 06/01/2030 (A)	7,857,000	7,955,212
Encompass Health Corp.
4.50%, 02/01/2028	2,185,000	2,264,206
4.63%, 04/01/2031	638,000	676,280
4.75%, 02/01/2030	3,206,000	3,366,300
5.75%, 09/15/2025	6,707,000	6,933,361
HCA, Inc.
3.50%, 09/01/2030	3,454,000	3,550,194
5.38%, 02/01/2025	4,023,000	4,483,352
5.88%, 02/15/2026 - 02/01/2029	15,997,000	18,439,804
7.50%, 11/06/2033	441,000	601,030
Tenet Healthcare Corp.
4.88%, 01/01/2026 (A)	4,460,000	4,633,940
5.13%, 05/01/2025	6,496,000	6,573,952
5.13%, 11/01/2027 (A)	3,225,000	3,382,380
6.13%, 10/01/2028 (A)	4,736,000	4,996,480
6.75%, 06/15/2023	2,401,000	2,621,892
7.50%, 04/01/2025 (A)	640,000	689,600

		119,460,745

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 7.2%
1011778 BC ULC / New Red Finance, Inc. 4.00%, 10/15/2030 (A)	$ 4,993,000	$ 4,868,175
Boyd Gaming Corp.
4.75%, 12/01/2027	4,087,000	4,189,992
6.00%, 08/15/2026	1,911,000	1,982,663
6.38%, 04/01/2026	2,760,000	2,849,700
8.63%, 06/01/2025 (A)	1,349,000	1,493,613
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	2,211,000	2,271,803
7.25%, 05/01/2025 (A)	8,526,000	8,846,833
Carnival Corp.
7.63%, 03/01/2026 (A)	2,058,000	2,253,510
10.50%, 02/01/2026 (A)	2,643,000	3,115,172
11.50%, 04/01/2023 (A)	2,320,000	2,666,144
Expedia Group, Inc. 6.25%, 05/01/2025 (A)	1,803,000	2,096,702
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	6,588,000	7,437,457
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	5,057,000	5,392,127
5.38%, 05/01/2025 (A)	1,265,000	1,332,235
5.75%, 05/01/2028 (A)	493,000	529,975
International Game Technology PLC
4.13%, 04/15/2026 (A)	1,852,000	1,908,319
5.25%, 01/15/2029 (A)	780,000	827,094
6.25%, 01/15/2027 (A)	3,038,000	3,413,011
6.50%, 02/15/2025 (A)	2,946,000	3,262,695
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029 (A)	5,857,000	5,871,643
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026	6,546,000	6,840,570
MGM Resorts International
4.75%, 10/15/2028	5,358,000	5,652,047
5.50%, 04/15/2027	7,298,000	7,963,942
5.75%, 06/15/2025	4,657,000	5,128,521
6.75%, 05/01/2025	1,938,000	2,078,505
NCL Corp. Ltd.
3.63%, 12/15/2024 (A)	5,397,000	5,180,580
5.88%, 03/15/2026 (A)	3,343,000	3,493,435
10.25%, 02/01/2026 (A)	2,931,000	3,448,175
12.25%, 05/15/2024 (A)	3,428,000	4,181,440
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,469,000	2,589,240
9.13%, 06/15/2023 (A)	1,021,000	1,127,143
10.88%, 06/01/2023 (A)	1,529,000	1,755,292
11.50%, 06/01/2025 (A)	2,444,000	2,831,227
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	4,047,000	4,178,528
7.00%, 05/15/2028 (A)	3,402,000	3,657,150
7.25%, 11/15/2029 (A)	1,938,000	2,131,645
8.25%, 03/15/2026 (A)	4,694,000	5,057,785
Station Casinos LLC 4.50%, 02/15/2028 (A)	6,889,000	6,919,951
Travel & Leisure Co.
4.25%, 03/01/2022	1,780,000	1,804,030
5.65%, 04/01/2024	7,220,000	7,851,750
6.00%, 04/01/2027	6,016,000	6,722,880

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	$ 6,859,000	$ 6,721,820
6.25%, 05/15/2025 (A)	5,512,000	5,484,440
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2014 (A) (F) (H) (I) (J)	1,025,248	0

		169,408,959

Household Durables - 2.1%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	3,210,000	3,386,550
6.75%, 03/15/2025	6,144,000	6,328,320
7.25%, 10/15/2029	2,219,000	2,463,090
Century Communities, Inc.
5.88%, 07/15/2025	13,250,000	13,713,750
6.75%, 06/01/2027	2,071,000	2,228,448
KB Home
4.80%, 11/15/2029	3,123,000	3,365,032
7.50%, 09/15/2022	3,108,000	3,356,640
7.63%, 05/15/2023	4,095,000	4,453,312
MDC Holdings, Inc. 2.50%, 01/15/2031	4,379,000	4,231,866
Meritage Homes Corp.
5.13%, 06/06/2027	1,570,000	1,758,400
6.00%, 06/01/2025	2,754,000	3,105,135

		48,390,543

Household Products - 0.3%
Central Garden & Pet Co. 4.13%, 04/30/2031 (A)	3,363,000	3,346,185
Spectrum Brands, Inc. 3.88%, 03/15/2031 (A) (B)	4,361,000	4,273,780

		7,619,965

Independent Power & Renewable Electricity Producers - 1.2%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,247,000	5,964,948
4.50%, 02/15/2028 (A)	6,765,000	6,837,385
5.00%, 02/01/2031 (A)	1,552,000	1,528,720
5.13%, 03/15/2028 (A)	2,702,000	2,746,097
5.25%, 06/01/2026 (A)	5,253,000	5,392,467
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A) (B)	2,875,000	2,833,859
4.75%, 03/15/2028 (A)	3,167,000	3,316,292

		28,619,768

Insurance - 1.3%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.32% (C), 02/12/2067 (A)	9,926,000	9,529,242
Lincoln National Corp. 3-Month LIBOR + 2.36%, 2.55% (C), 05/17/2066	16,762,000	14,415,320
Ohio National Financial Services, Inc. 5.55%, 01/24/2030 (A)	6,816,000	7,576,203

		31,520,765

IT Services - 0.4%
Gartner, Inc.
3.75%, 10/01/2030 (A)	2,262,000	2,273,310
4.50%, 07/01/2028 (A)	6,533,000	6,867,816

		9,141,126

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023 (B)	$ 1,554,000	$ 1,593,207
5.45%, 11/01/2041	1,400,000	1,568,000
6.75%, 12/31/2025 (A)	251,000	263,676

		3,424,883

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	1,438,000	1,463,165
4.00%, 03/15/2031 (A)	1,438,000	1,481,571

		2,944,736

Machinery - 0.9%
Allison Transmission, Inc. 3.75%, 01/30/2031 (A)	5,143,000	4,962,995
Colfax Corp. 6.38%, 02/15/2026 (A)	634,000	672,040
Meritor, Inc.
4.50%, 12/15/2028 (A)	883,000	894,038
6.25%, 02/15/2024	6,589,000	6,687,835
SRM Escrow Issuer LLC 6.00%, 11/01/2028 (A)	8,262,000	8,756,398

		21,973,306

Media - 11.6%
Adelphia Communications Corp.
9.25%, 10/01/2049 (I) (J)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (I) (J) (K)	1,460,000	102
AMC Networks, Inc.
4.25%, 02/15/2029	7,690,000	7,593,875
4.75%, 08/01/2025 (B)	725,000	746,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	4,808,000	4,801,990
4.50%, 08/15/2030 (A)	6,451,000	6,563,183
4.50%, 05/01/2032 03/4/2020 - 10/7/2020 (A) (L)	11,830,000	11,948,300
4.75%, 03/01/2030 (A)	7,769,000	8,108,894
5.00%, 02/01/2028 (A)	3,937,000	4,114,165
5.38%, 06/01/2029 (A)	2,325,000	2,523,718
5.50%, 05/01/2026 (A)	5,527,000	5,703,864
5.75%, 02/15/2026 (A)	9,262,000	9,586,170
Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028 (A) (B)	4,124,000	4,245,905
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	8,606,000	8,735,090
9.25%, 02/15/2024 02/07/2019 - 11/22/2019	2,181,000	2,276,419
CSC Holdings LLC
4.13%, 12/01/2030 (A)	2,196,000	2,185,020
4.50%, 11/15/2031 (A) (M)	4,250,000	4,250,000
4.63%, 12/01/2030 (A)	20,197,000	19,742,567
5.38%, 02/01/2028 (A)	3,600,000	3,788,604
6.50%, 02/01/2029 (A)	3,262,000	3,604,510
7.50%, 04/01/2028 (A)	3,981,000	4,384,076
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	10,476,000	7,647,480
6.63%, 08/15/2027 (A) (B)	609,000	330,383

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp.
5.00%, 03/15/2023	$ 6,830,000	$ 7,148,425
5.88%, 07/15/2022	2,238,000	2,343,186
6.75%, 06/01/2021	3,254,000	3,258,068
7.38%, 07/01/2028	3,175,000	3,420,856
7.75%, 07/01/2026	5,143,000	5,927,307
Gray Television, Inc.
4.75%, 10/15/2030 (A)	9,077,000	9,077,000
7.00%, 05/15/2027 (A) (B)	8,433,000	9,202,511
iHeartCommunications, Inc.
6.38%, 05/01/2026	4,073,000	4,339,089
8.38%, 05/01/2027	2,589,000	2,777,997
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	3,843,000	3,942,687
6.75%, 10/15/2027 (A)	8,137,000	8,747,275
Meredith Corp. 6.50%, 07/01/2025 (A)	5,807,000	6,198,972
News Corp. 3.88%, 05/15/2029 (A)	4,279,000	4,362,355
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.25%, 01/15/2029 (A)	5,213,000	5,179,168
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	1,337,000	1,326,999
5.38%, 01/15/2031 (A)	1,572,000	1,593,615
Scripps Escrow, Inc. 5.88%, 07/15/2027 (A)	2,358,000	2,481,135
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (A)	2,429,000	2,368,275
5.50%, 03/01/2030 (A) (B)	6,395,000	6,355,031
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	5,659,000	5,659,000
4.63%, 07/15/2024 (A)	3,125,000	3,207,031
5.00%, 08/01/2027 (A)	250,000	261,799
5.50%, 07/01/2029 (A)	3,198,000	3,461,636
TEGNA, Inc.
4.63%, 03/15/2028	3,058,000	3,122,983
4.75%, 03/15/2026 (A)	2,229,000	2,370,542
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	5,599,000	6,067,916
9.50%, 05/01/2025 (A)	979,000	1,087,914
UPC Broadband Finco BV 4.88%, 07/15/2031 (A)	12,795,000	12,749,834
Virgin Media Finance PLC 5.00%, 07/15/2030 (A)	5,449,000	5,433,089
Ziggo Bond Co. BV 6.00%, 01/15/2027 (A)	3,225,000	3,370,125
Ziggo BV 5.50%, 01/15/2027 (A)	11,363,000	11,818,429

		271,541,405

Metals & Mining - 4.3%
Alcoa Nederland Holding BV
4.13%, 03/31/2029 (A) (B)	2,400,000	2,451,000
7.00%, 09/30/2026 (A)	6,999,000	7,366,447
Big River Steel LLC / BRS Finance Corp. 6.63%, 01/31/2029 (A)	4,153,000	4,485,240

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (B)	$ 710,000	$ 731,744
6.75%, 03/15/2026 (A)	5,090,000	5,522,650
Constellium SE
5.63%, 06/15/2028 (A)	2,233,000	2,366,980
5.75%, 05/15/2024 (A)	7,213,000	7,257,793
5.88%, 02/15/2026 (A)	7,605,000	7,833,150
First Quantum Minerals Ltd. 7.25%, 04/01/2023 (A)	2,566,000	2,614,112
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,142,000	3,312,516
4.25%, 03/01/2030	2,492,000	2,678,900
4.38%, 08/01/2028	4,277,000	4,560,351
4.55%, 11/14/2024	1,875,000	2,048,437
4.63%, 08/01/2030 (B)	4,277,000	4,720,739
5.45%, 03/15/2043	6,153,000	7,502,968
Mineral Resources Ltd. 8.13%, 05/01/2027 (A)	6,732,000	7,456,229
New Gold, Inc.
6.38%, 05/15/2025 (A)	1,037,000	1,066,814
7.50%, 07/15/2027 (A)	7,506,000	8,144,010
Novelis Corp.
4.75%, 01/30/2030 (A)	4,421,000	4,597,840
5.88%, 09/30/2026 (A)	6,420,000	6,697,280
Teck Resources Ltd.
6.00%, 08/15/2040	3,748,000	4,586,208
6.25%, 07/15/2041	2,579,000	3,270,665

		101,272,073

Multiline Retail - 0.1%
Macy’s Retail Holdings LLC 5.88%, 04/01/2029 (A) (B)	1,849,000	1,897,444
Macy’s, Inc. 8.38%, 06/15/2025 (A)	1,214,000	1,339,321

		3,236,765

Oil, Gas & Consumable Fuels - 10.3%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 7.88%, 05/15/2026 (A)	5,859,000	6,386,310
Antero Resources Corp.
5.63%, 06/01/2023	2,725,000	2,735,219
8.38%, 07/15/2026 (A)	1,345,000	1,510,274
Apache Corp.
4.25%, 01/15/2044	3,209,000	2,984,370
4.38%, 10/15/2028	3,338,000	3,404,660
4.63%, 11/15/2025 (B)	2,193,000	2,316,356
4.75%, 04/15/2043 (B)	1,669,000	1,657,317
4.88%, 11/15/2027 (B)	725,000	765,238
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026	651,618	651,618
Callon Petroleum Co.
6.13%, 10/01/2024	8,134,000	7,523,950
6.25%, 04/15/2023 (B)	3,312,000	3,146,400
6.38%, 07/01/2026	2,575,000	2,240,250
8.25%, 07/15/2025	4,645,000	4,273,400
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	2,801,000	3,204,912

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (A)	$ 5,672,000	$ 5,771,260
5.63%, 10/01/2026	4,733,000	4,934,153
Cheniere Energy, Inc. 4.63%, 10/15/2028 (A)	3,321,000	3,462,641
CrownRock, LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (A)	223,000	228,296
5.63%, 10/15/2025 (A)	8,848,000	9,157,680
DCP Midstream Operating, LP 5.38%, 07/15/2025	5,293,000	5,809,068
DCP Midstream, LP Fixed until 12/15/2022 (D), 7.38% (C)	6,398,000	5,854,170
eG Global Finance PLC
6.75%, 02/07/2025 (A)	5,529,000	5,687,682
8.50%, 10/30/2025 (A)	2,947,000	3,127,445
EQM Midstream Partners, LP
6.00%, 07/01/2025 (A)	1,507,000	1,646,398
6.50%, 07/01/2027 (A)	2,980,000	3,290,617
Hess Midstream Operations, LP 5.13%, 06/15/2028 (A)	4,881,000	5,051,835
Kinder Morgan, Inc. 8.05%, 10/15/2030	2,486,000	3,402,727
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	757,038
10.50%, 05/15/2027 (A)	3,210,000	3,017,400
NuStar Logistics, LP
5.63%, 04/28/2027	4,354,000	4,582,585
5.75%, 10/01/2025	1,223,000	1,316,254
6.00%, 06/01/2026	531,000	575,471
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00%, 04/01/2029 (A)	9,655,000	9,881,506
Occidental Petroleum Corp.
2.70%, 08/15/2022	5,724,000	5,759,775
2.90%, 08/15/2024	12,466,000	12,434,835
5.88%, 09/01/2025 (B)	4,668,000	5,099,790
6.13%, 01/01/2031	871,000	968,988
6.45%, 09/15/2036	11,776,000	13,365,760
6.63%, 09/01/2030	7,028,000	8,011,920
Ovintiv, Inc. 7.38%, 11/01/2031	4,463,000	5,892,839
Parkland Corp.
4.50%, 10/01/2029 (A)	1,943,000	1,983,123
5.88%, 07/15/2027 (A)	3,894,000	4,146,331
PDC Energy, Inc. 6.13%, 09/15/2024	9,857,000	10,103,425
SM Energy Co.
5.63%, 06/01/2025	1,160,000	1,107,800
6.63%, 01/15/2027 (B)	4,965,000	4,797,431
6.75%, 09/15/2026 (B)	6,903,000	6,678,652
Southwestern Energy Co. 7.50%, 04/01/2026 (B)	7,310,000	7,731,787
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	4,578,000	3,845,520
Summit Midstream Partners, LP Fixed until 12/15/2022 (D), 9.50%	4,423,000	2,786,490

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A)	$ 2,747,000	$ 2,701,784
4.88%, 02/01/2031 (A)	7,857,000	8,198,465
5.00%, 01/15/2028	3,140,000	3,305,792
5.50%, 03/01/2030	4,336,000	4,689,774
5.88%, 04/15/2026 (B)	2,030,000	2,126,425
6.50%, 07/15/2027	1,228,000	1,335,450
WPX Energy, Inc. 5.88%, 06/15/2028	3,310,000	3,652,055

		241,078,711

Personal Products - 0.2%
Coty, Inc. 5.00%, 04/15/2026 (A)	5,205,000	5,266,940

Pharmaceuticals - 2.3%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	5,188,000	5,778,135
9.25%, 04/01/2026 (A)	2,121,000	2,349,432
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	4,275,000	4,289,579
5.25%, 01/30/2030 (A) (B)	1,807,000	1,816,035
5.25%, 02/15/2031 (A)	1,226,000	1,227,667
5.50%, 11/01/2025 (A)	1,745,000	1,799,531
6.13%, 04/15/2025 (A)	6,481,000	6,626,823
7.00%, 01/15/2028 (A)	3,255,000	3,543,881
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (A)	5,260,000	3,997,600
9.50%, 07/31/2027 (A)	3,289,000	3,486,340
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. 6.13%, 04/01/2029 (A)	3,300,000	3,267,000
Organon Finance 1 LLC
4.13%, 04/30/2028 (A)	4,260,000	4,364,327
5.13%, 04/30/2031 (A)	2,195,000	2,277,532
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (A)	8,513,000	8,959,933

		53,783,815

Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (A)	5,468,000	5,850,760

Road & Rail - 1.0%
Avolon Holdings Funding Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,824,714
5.25%, 05/15/2024 (A)	2,500,000	2,732,740
Park Aerospace Holdings Ltd. 5.25%, 08/15/2022 (A)	971,000	1,014,825
Uber Technologies, Inc.
6.25%, 01/15/2028 (A) (B)	639,000	694,216
7.50%, 09/15/2027 (A)	8,466,000	9,336,051
8.00%, 11/01/2026 (A)	5,886,000	6,367,916

		23,970,462

Semiconductors & Semiconductor Equipment - 0.0%
Ultratech, Inc.
6.88%, 04/15/2022 (F) (G) (I) (J)	811,000	0
7.13%, 04/15/2025 (F) (I) (J)	3,098,000	0

		0

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.1%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	$ 6,095,000	$ 6,041,669
Helios Software Holdings, Inc. 4.63%, 05/01/2028 (A)	5,397,000	5,343,030
Open Text Corp. 3.88%, 02/15/2028 (A)	5,098,000	5,161,725
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	8,438,000	8,184,860

		24,731,284

Specialty Retail - 1.4%
L Brands, Inc.
5.25%, 02/01/2028	2,117,000	2,320,761
6.63%, 10/01/2030 (A)	2,292,000	2,641,438
6.75%, 07/01/2036	2,541,000	3,060,152
6.88%, 11/01/2035	1,903,000	2,307,388
7.50%, 06/15/2029 (B)	4,485,000	5,203,452
9.38%, 07/01/2025 (A)	907,000	1,150,756
Sally Holdings LLC / Sally Capital, Inc. 8.75%, 04/30/2025 (A)	6,998,000	7,732,790
Staples, Inc. 7.50%, 04/15/2026 (A)	7,590,000	7,855,650

		32,272,387

Technology Hardware, Storage & Peripherals - 1.8%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	2,078,000	2,386,028
6.02%, 06/15/2026 (A)	2,070,000	2,468,292
7.13%, 06/15/2024 (A)	6,473,000	6,647,124
NCR Corp.
5.00%, 10/01/2028 (A)	2,808,000	2,892,240
5.13%, 04/15/2029 (A)	4,740,000	4,876,275
5.25%, 10/01/2030 (A)	2,215,000	2,292,525
5.75%, 09/01/2027 (A)	1,656,000	1,749,150
6.13%, 09/01/2029 (A)	4,085,000	4,442,437
8.13%, 04/15/2025 (A)	2,106,000	2,295,540
Seagate HDD Cayman
4.13%, 01/15/2031 (A)	452,000	457,871
4.88%, 03/01/2024	4,325,000	4,671,000
Western Digital Corp. 4.75%, 02/15/2026 (B)	5,292,000	5,864,197

		41,042,679

Trading Companies & Distributors - 0.4%
United Rentals North America, Inc. 4.00%, 07/15/2030	8,613,000	8,833,321

Wireless Telecommunication Services - 2.1%
Altice France SA
7.38%, 05/01/2026 (A)	8,482,000	8,794,138
8.13%, 02/01/2027 (A)	2,300,000	2,518,500
Sprint Corp.
7.13%, 06/15/2024	11,638,000	13,440,377
7.25%, 09/15/2021	5,307,000	5,419,508
7.63%, 03/01/2026	1,850,000	2,268,562
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,363,000	1,371,628
2.63%, 02/15/2029	1,439,000	1,401,766
2.88%, 02/15/2031	1,460,000	1,425,325
4.00%, 04/15/2022 (B)	1,493,000	1,526,593
4.50%, 02/01/2026	5,104,000	5,231,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vmed O2 Financing I PLC 4.25%, 01/31/2031 (A)	$ 4,955,000	$ 4,793,962

		48,191,959

Total Corporate Debt Securities (Cost $2,124,960,129)		2,213,859,386

LOAN ASSIGNMENTS - 2.0%
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.36% (C), 12/15/2027	5,009,865	5,013,778
Term Loan B2,
1-Month LIBOR + 4.00%, 4.11% (C), 12/15/2027	2,625,000	2,627,462

		7,641,240

Containers & Packaging - 0.4%
Reynolds Group Holdings, Inc. Term Loan, 1-Month LIBOR + 2.75%, 2.86% (C), 02/05/2023	8,500,000	8,481,402

Diversified Telecommunication Services - 0.5%
Frontier Communications Corp.
Delayed Draw Term Loan,
TBD, 10/08/2027 (M) (N)	240,832	239,176
DIP Term Loan B,
1-Month LIBOR + 3.75%, 3.94% (C), 10/08/2027	6,317,168	6,273,738
Zayo Group Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.11% (C), 03/09/2027	4,476,329	4,430,366

		10,943,280

Equity Real Estate Investment Trusts - 0.2%
CBL & Associates, LP
Revolver,
TBD, 07/28/2023 (M) (N)	6,440,000	4,894,400
Term Loan,
TBD, 07/28/2023 (M) (N)	785,000	596,600

		5,491,000

Hotels, Restaurants & Leisure - 0.4%
Connect Finco SARL Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (C), 12/11/2026 (M)	10,265,810	10,231,594

Interactive Media & Services - 0.2%
Adevinta ASA Term Loan B, TBD, 04/20/2028 (M) (N)	3,700,000	3,694,221

Total Loan Assignments (Cost $46,300,472)		46,482,737

	Shares	Value
COMMON STOCKS - 1.1%
Building Products - 0.4%
AMH New Finance, Inc. (I) (J)	1,593,380	$ 10,755,316

Chemicals - 0.2%
Hexion Holdings Corp., Class B (H) (J)	273,716	4,488,942

Electric Utilities - 0.0% (O)
Homer City Generation LLC (I) (J) (L)	270,659	134,518

Oil, Gas & Consumable Fuels - 0.5%
Bonanza Creek Energy, Inc. (H)	60,693	2,008,331
EP Energy Corp. (H) (J)	33,869	2,794,193
Oasis Petroleum, Inc.	82,760	6,423,831

		11,226,355

Software - 0.0% (O)
ASG WT Corp. (I) (J)	1,265	92,813

Total Common Stocks (Cost $43,760,936)		26,697,944

PREFERRED STOCK - 1.2%
Banks - 1.2%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.98% (C) (L)	1,104,200	28,311,688

Total Preferred Stock (Cost $28,103,170)		28,311,688

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (P)	61,358,320	61,358,320

Total Other Investment Company (Cost $61,358,320)		61,358,320

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 0.00% (P), dated 04/30/2021, to be repurchased at $68,539,284 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $69,910,096.	$ 68,539,284	68,539,284

Total Repurchase Agreement (Cost $68,539,284)		68,539,284

Total Investments (Cost $2,373,022,311)		2,445,249,359
Net Other Assets (Liabilities) - (4.2)%		(99,122,121)

Net Assets - 100.0%		$ 2,346,127,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,213,859,193	$193	$2,213,859,386
Loan Assignments	—	46,482,737	—	46,482,737
Common Stocks	8,432,162	7,283,135	10,982,647	26,697,944
Preferred Stock	28,311,688	—	—	28,311,688
Other Investment Company	61,358,320	—	—	61,358,320
Repurchase Agreement	—	68,539,284	—	68,539,284

Total Investments	$98,102,170	$2,336,164,349	$10,982,840	$2,445,249,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $1,435,310,552, representing 61.2% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $94,996,611, collateralized by cash collateral of $61,358,320 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $35,592,335. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Securities deemed worthless.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2021, the total value of such securities is $7,099,354, representing 0.3% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the total value of securities is $18,265,975, representing 0.8% of the Fund’s net assets.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	CCO Holdings LLC / CCO Holdings Capital Corp. 4.50%, 05/01/2032	03/04/2020 - 10/07/2020	$12,199,375	$11,948,300	0.5%

Common Stocks	Homer City Generation LLC	08/21/2017	13,906,767	134,518	0.0	(O)

Preferred Stock	GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.98%	02/16/2021 - 02/19/2021	3,277,727	28,311,688	1.2

Total			$29,383,869	$40,394,506	1.7%

(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	All or a portion of the security represents unsettled loan commitments at April 30, 2021 where the rate will be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)	Rates disclosed reflect the yields at April 30, 2021.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.5%
Auto Components - 1.4%
Dana, Inc. 5.63%, 06/15/2028	$140,000	$150,850
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	40,000	41,806
9.50%, 05/31/2025	45,000	50,737
Patrick Industries, Inc. 7.50%, 10/15/2027 (B)	45,000	48,855

		292,248

Banks - 3.2%
Barclays PLC Fixed until 09/15/2023 (C), 7.75% (D)	200,000	220,000
CIT Group, Inc. 4.75%, 02/16/2024	55,000	59,950
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (A) (D)	18,000	18,230
Fixed until 09/12/2024 (C), 5.00% (D)	60,000	63,000
JPMorgan Chase & Co. Fixed until 02/01/2025 (C), 4.60% (D)	100,000	103,125
Societe Generale SA Fixed until 09/13/2021 (C), 7.38% (B) (D)	200,000	203,572

		667,877

Beverages - 2.2%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	241,000	240,472
5.50%, 04/01/2025 (B)	220,000	226,099

		466,571

Building Products - 0.7%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (B)	60,000	63,675
6.75%, 06/01/2027 (B)	72,000	77,429
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (B)	12,000	12,825

		153,929

Capital Markets - 1.5%
LPL Holdings, Inc. 4.00%, 03/15/2029 (B)	207,000	206,741
MSCI, Inc. 3.63%, 09/01/2030 (B)	102,000	103,625

		310,366

Chemicals - 0.3%
Hexion, Inc. 7.88%, 07/15/2027 (A) (B)	50,000	53,823

Commercial Services & Supplies - 3.3%
Ashtead Capital, Inc. 5.25%, 08/01/2026 (A) (B)	200,000	209,500
Covanta Holding Corp. 5.00%, 09/01/2030	14,000	14,368
FXI Holdings, Inc. 12.25%, 11/15/2026 (B)	30,000	34,725
Garda World Security Corp.
4.63%, 02/15/2027 (B)	100,000	100,000
8.75%, 05/15/2025 (B)	40,000	41,750
Harsco Corp. 5.75%, 07/31/2027 (B)	110,000	115,975
Herc Holdings, Inc. 5.50%, 07/15/2027 (B)	75,000	79,312

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Stericycle, Inc. 5.38%, 07/15/2024 (B)	$ 95,000	$ 98,444

		694,074

Communications Equipment - 2.8%
Avaya, Inc. 6.13%, 09/15/2028 (B)	84,000	89,250
CommScope Technologies LLC 6.00%, 06/15/2025 (B)	163,000	165,852
CommScope, Inc.
5.50%, 03/01/2024 (B)	78,000	80,390
6.00%, 03/01/2026 (B)	90,000	94,838
Nokia OYJ 3.38%, 06/12/2022	150,000	154,080

		584,410

Construction & Engineering - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (B)	80,000	85,800
9.88%, 04/01/2027 (B)	120,000	136,350
Taylor Morrison Communities, Inc. 5.88%, 06/15/2027 (B)	50,000	56,750

		278,900

Construction Materials - 1.8%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (B)	230,000	240,725
Norbord, Inc. 6.25%, 04/15/2023 (B)	130,000	141,050

		381,775

Consumer Finance - 1.7%
Ally Financial, Inc.
3.88%, 05/21/2024	75,000	81,325
5.75%, 11/20/2025	60,000	68,728
Ford Motor Credit Co. LLC 4.00%, 11/13/2030	200,000	204,250

		354,303

Containers & Packaging - 3.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028 (B)	200,000	197,250
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	135,000	143,100
5.38%, 01/15/2028 (B)	137,000	142,762
Graphic Packaging International LLC 3.50%, 03/15/2028 - 03/01/2029 (B)	108,000	107,359
Greif, Inc. 6.50%, 03/01/2027 (B)	55,000	58,159

		648,630

Diversified Financial Services - 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.50%, 07/15/2025	150,000	176,478
DAE Funding LLC 4.50%, 08/01/2022 (B)	80,000	80,200
Dana Financing SARL 5.75%, 04/15/2025 (B)	140,000	144,375

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022 - 10/01/2025 (B)	$ 80,000	$ 80,550
United Wholesale Mortgage LLC 5.50%, 11/15/2025 - 04/15/2029 (B)	131,000	134,005

		615,608

Diversified Telecommunication Services - 4.2%
Frontier Communications Corp. 5.00%, 05/01/2028 (B)	80,000	81,700
Hughes Satellite Systems Corp.
6.63%, 08/01/2026 (A)	125,000	138,125
7.63%, 06/15/2021	130,000	130,884
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	18,000	17,438
3.75%, 07/15/2029 (B)	11,000	10,725
4.25%, 07/01/2028 (B)	145,000	146,103
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A) (B)	185,000	194,019
7.50%, 04/01/2024	60,000	67,092
Switch Ltd. 3.75%, 09/15/2028 (B)	36,000	35,820
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (B)	60,000	59,580

		881,486

Electric Utilities - 2.7%
DPL, Inc. 4.13%, 07/01/2025	115,000	123,717
Pattern Energy Operations, LP / Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (B)	425,000	430,312

		554,029

Electronic Equipment, Instruments & Components - 1.1%
Sensata Technologies BV 4.88%, 10/15/2023 (B)	95,000	101,887
Sensata Technologies, Inc. 4.38%, 02/15/2030 (B)	130,000	135,916

		237,803

Energy Equipment & Services - 1.0%
CSI Compressco, LP / CSI Compressco Finance, Inc. 7.50%, 04/01/2025 (B)	45,000	45,675
Enviva Partners, LP / Enviva Partners Finance Corp. 6.50%, 01/15/2026 (B)	62,000	65,022
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 09/01/2027	100,000	105,220

		215,917

Entertainment - 0.4%
Netflix, Inc. 4.88%, 06/15/2030 (A) (B)	70,000	81,200

Equity Real Estate Investment Trusts - 5.0%
Equinix, Inc. 5.38%, 05/15/2027 (A)	115,000	123,560
HAT Holdings I LLC / HAT Holdings II LLC 6.00%, 04/15/2025 (A) (B)	215,000	227,632

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain, Inc.
4.50%, 02/15/2031 (A) (B)	$ 15,000	$ 14,959
5.25%, 03/15/2028 (B)	215,000	225,535
iStar, Inc. 5.50%, 02/15/2026	37,000	38,295
MPT Operating Partnership, LP / MPT Finance Corp. 3.50%, 03/15/2031	153,000	152,651
Park Intermediate Holdings LLC / PK Domestic Property LLC 5.88%, 10/01/2028 (B)	48,000	50,940
SBA Communications Corp.
3.13%, 02/01/2029 (B)	63,000	60,352
3.88%, 02/15/2027	55,000	56,247
4.88%, 09/01/2024	95,000	97,256

		1,047,427

Food & Staples Retailing - 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP 4.63%, 01/15/2027 (B)	150,000	156,000
Rite Aid Corp. 7.50%, 07/01/2025 (B)	100,000	103,650

		259,650

Food Products - 3.2%
B&G Foods, Inc. 5.25%, 09/15/2027	65,000	67,267
Darling Ingredients, Inc. 5.25%, 04/15/2027 (B)	205,000	215,506
Kraft Heinz Foods Co.
3.88%, 05/15/2027	120,000	130,785
4.88%, 10/01/2049 (A)	90,000	103,154
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	27,000	26,806
4.63%, 04/15/2030 (B)	121,000	122,258

		665,776

Health Care Providers & Services - 3.3%
AdaptHealth LLC
4.63%, 08/01/2029 (B)	5,000	4,972
6.13%, 08/01/2028 (B)	115,000	120,750
DaVita, Inc.
3.75%, 02/15/2031 (B)	58,000	55,100
4.63%, 06/01/2030 (B)	75,000	75,938
Encompass Health Corp.
4.63%, 04/01/2031 (A)	5,000	5,300
4.75%, 02/01/2030	140,000	147,000
HCA, Inc.
3.50%, 09/01/2030	145,000	149,038
5.88%, 02/15/2026	85,000	97,644
Tenet Healthcare Corp. 6.13%, 10/01/2028 (B)	38,000	40,090

		695,832

Hotels, Restaurants & Leisure - 6.9%
Boyd Gaming Corp. 4.75%, 12/01/2027	79,000	80,991
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	19,000	19,523
7.25%, 05/01/2025 (B)	140,000	145,268

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc. 6.25%, 05/01/2025 (B)	$ 40,000	$ 46,516
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	110,000	124,183
Hilton Domestic Operating Co., Inc. 4.88%, 01/15/2030 (A)	190,000	202,591
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026	200,000	209,000
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	85,000	81,591
5.88%, 03/15/2026 (B)	13,000	13,585
10.25%, 02/01/2026 (B)	50,000	58,822
12.25%, 05/15/2024 (B)	30,000	36,594
Royal Caribbean Cruises Ltd. 10.88%, 06/01/2023 (B)	65,000	74,620
Travel & Leisure Co.
5.65%, 04/01/2024	100,000	108,750
6.60%, 10/01/2025	75,000	84,852
Viking Cruises Ltd. 6.25%, 05/15/2025 (B)	150,000	149,250

		1,436,136

Household Durables - 4.4%
Beazer Homes USA, Inc. 7.25%, 10/15/2029	45,000	49,950
Century Communities, Inc. 5.88%, 07/15/2025	238,000	246,330
KB Home
4.80%, 11/15/2029	70,000	75,425
7.63%, 05/15/2023	100,000	108,750
Lennar Corp. 5.00%, 06/15/2027	112,000	129,360
MDC Holdings, Inc. 2.50%, 01/15/2031	105,000	101,472
Meritage Homes Corp.
5.13%, 06/06/2027	45,000	50,400
6.00%, 06/01/2025	37,000	41,717
Newell Brands, Inc. 4.88%, 06/01/2025	110,000	121,550

		924,954

Independent Power & Renewable Electricity Producers - 2.0%
Calpine Corp.
4.50%, 02/15/2028 (B)	85,000	85,909
5.00%, 02/01/2031 (B)	90,000	88,650
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A) (B)	20,000	19,714
4.75%, 03/15/2028 (B)	215,000	225,135

		419,408

Insurance - 0.7%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.32% (D), 02/12/2067 (B)	60,000	57,602
Lincoln National Corp. 3-Month LIBOR + 2.36%, 2.55% (D), 05/17/2066	110,000	94,600

		152,202

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.3%
Gartner, Inc.
3.75%, 10/01/2030 (B)	$ 17,000	$ 17,085
4.50%, 07/01/2028 (A) (B)	50,000	52,563

		69,648

Leisure Products - 0.1%
Mattel, Inc. 6.75%, 12/31/2025 (B)	14,000	14,707

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	52,000	52,910
4.00%, 03/15/2031 (A) (B)	52,000	53,576

		106,486

Machinery - 1.2%
Meritor, Inc. 6.25%, 06/01/2025 (B)	190,000	203,274
SRM Escrow Issuer LLC 6.00%, 11/01/2028 (B)	50,000	52,992

		256,266

Media - 13.5%
AMC Networks, Inc. 4.25%, 02/15/2029	61,000	60,238
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (B)	75,000	74,906
5.00%, 02/01/2028 (B)	75,000	78,375
5.75%, 02/15/2026 (B)	84,000	86,940
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (B)	65,000	65,975
9.25%, 02/15/2024 07/31/2020	8,000	8,350
CSC Holdings LLC 4.50%, 11/15/2031 (B) (E)	200,000	200,000
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 08/15/2026 (B)	60,000	43,800
DISH DBS Corp.
5.88%, 07/15/2022	85,000	88,995
7.75%, 07/01/2026 (A)	70,000	80,675
EW Scripps Co. 5.13%, 05/15/2025 (B)	80,000	82,103
Gray Television, Inc.
4.75%, 10/15/2030 (B)	205,000	205,000
7.00%, 05/15/2027 (A) (B)	94,000	102,577
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	106,533
8.38%, 05/01/2027	39,000	41,847
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (B)	200,000	215,000
Meredith Corp. 6.50%, 07/01/2025 (B)	50,000	53,375
News Corp. 3.88%, 05/15/2029 (B)	38,000	38,740
Nexstar Broadcasting, Inc. 4.75%, 11/01/2028 (A) (B)	23,000	23,431
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (B)	31,000	30,768
5.38%, 01/15/2031 (B)	37,000	37,509

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Sinclair Television Group, Inc. 5.50%, 03/01/2030 (B)	$ 60,000	$ 59,625
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (B)	130,000	130,000
4.63%, 07/15/2024 (B)	55,000	56,444
TEGNA, Inc.
4.63%, 03/15/2028	120,000	122,550
4.75%, 03/15/2026 (B)	34,000	36,159
Univision Communications, Inc. 6.63%, 06/01/2027 (A) (B)	70,000	75,863
UPC Broadband Finco BV 4.88%, 07/15/2031 (B)	200,000	199,294
Virgin Media Finance PLC 5.00%, 07/15/2030 (B)	250,000	249,270
Ziggo BV 5.50%, 01/15/2027 (B)	150,000	156,012

		2,810,354

Metals & Mining - 4.7%
Alcoa Nederland Holding BV 7.00%, 09/30/2026 (B)	200,000	210,500
Big River Steel LLC / BRS Finance Corp. 6.63%, 01/31/2029 (B)	113,000	122,040
Constellium SE 5.75%, 05/15/2024 (B)	250,000	251,553
Mineral Resources Ltd. 8.13%, 05/01/2027 (B)	45,000	49,841
New Gold, Inc. 7.50%, 07/15/2027 (B)	185,000	200,725
Novelis Corp.
4.75%, 01/30/2030 (B)	45,000	46,800
5.88%, 09/30/2026 (B)	100,000	104,319

		985,778

Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (B)	100,000	101,750
5.63%, 10/01/2026	185,000	192,863
DCP Midstream Operating, LP 5.38%, 07/15/2025	38,000	41,705
DCP Midstream, LP Fixed until 12/15/2022 (C), 7.38% (D)	27,000	24,705
Hess Midstream Operations, LP 5.13%, 06/15/2028 (B)	115,000	119,025
NuStar Logistics, LP 5.63%, 04/28/2027	50,000	52,625
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 5.50%, 03/01/2030	85,000	91,935

		624,608

Personal Products - 0.2%
Coty, Inc. 5.00%, 04/15/2026 (B)	46,000	46,547

Pharmaceuticals - 1.0%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (B)	10,000	10,015
5.25%, 01/30/2030 - 02/15/2031 (B)	43,000	43,204
6.13%, 04/15/2025 (B)	145,000	148,263

		201,482

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	$ 45,000	$ 48,150

Road & Rail - 0.7%
Uber Technologies, Inc.
6.25%, 01/15/2028 (A) (B)	5,000	5,432
8.00%, 11/01/2026 (B)	128,000	138,480

		143,912

Software - 0.5%
Open Text Corp. 3.88%, 02/15/2028 (B)	50,000	50,625
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	53,000	51,410

		102,035

Technology Hardware, Storage & Peripherals - 2.9%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	85,000	101,355
7.13%, 06/15/2024 (B)	95,000	97,555
NCR Corp.
5.00%, 10/01/2028 (B)	15,000	15,450
5.13%, 04/15/2029 (B)	40,000	41,150
5.25%, 10/01/2030 (B)	9,000	9,315
6.13%, 09/01/2029 (B)	90,000	97,875
Seagate HDD Cayman 4.09%, 06/01/2029 (B)	130,000	133,158
Western Digital Corp. 4.75%, 02/15/2026	90,000	99,731

		595,589

Trading Companies & Distributors - 1.8%
Boise Cascade Co. 4.88%, 07/01/2030 (B)	240,000	254,400
United Rentals North America, Inc. 4.00%, 07/15/2030	115,000	117,942

		372,342

Wireless Telecommunication Services - 2.4%
Altice France SA 7.38%, 05/01/2026 (A) (B)	200,000	207,360
Sprint Corp. 7.88%, 09/15/2023	250,000	285,000

		492,360

Total Corporate Debt Securities (Cost $19,672,805)		19,944,598

	Shares	Value
PREFERRED STOCK - 1.5%
Banks - 1.5%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.98% (A) (D)	12,550	321,782

Total Preferred Stock (Cost $301,319)		321,782

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (F)	575,098	$ 575,098

Total Other Investment Company (Cost $575,098)		575,098

Total Investments (Cost $20,549,222)		20,841,478
Net Other Assets (Liabilities) - 0.2%		39,531

Net Assets - 100.0%		$20,881,009

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$19,944,598	$—	$19,944,598
Preferred Stock	321,782	—	—	321,782
Other Investment Company	575,098	—	—	575,098

Total Investments	$896,880	$19,944,598	$—	$20,841,478

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,096,411, collateralized by cash collateral of $575,098 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,565,555. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $13,558,821, representing 64.9% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rate disclosed reflects the yield at April 30, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 0.6%
Commercial Services & Supplies - 0.4%
Wildflower Improvement Association 6.63%, 03/01/2031 (A) (B)	$471,692	$471,837

Food & Staples Retailing - 0.2%
Ingles Markets, Inc. 5.75%, 06/15/2023 (C)	225,000	227,183

Oil, Gas & Consumable Fuels - 0.0% (D)
Marathon Petroleum Corp. 5.13%, 04/01/2024	40,000	40,401

Total Corporate Debt Securities (Cost $726,721)		739,421

MUNICIPAL GOVERNMENT OBLIGATIONS - 94.9%
Alabama - 0.9%
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	50,000	49,657
Series B,
7.38%, 12/01/2030	320,000	320,501
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds, Series A, 6.00%, 05/01/2040 (B)	500,000	525,871
Selma Industrial Development Board, Revenue Bonds, 5.38%, 12/01/2035	100,000	102,554

		998,583

Arizona - 3.8%
Arizona Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2055 (B)	395,000	415,838
Glendale Industrial Development Authority, Revenue Bonds, 5.00%, 05/15/2056	1,340,000	1,494,967
Industrial Development Authority of the City of Phoenix, Revenue Bonds, 4.63%, 07/01/2026 (B)	600,000	653,721
Industrial Development Authority of the County of Pima, Revenue Bonds
5.00%, 07/01/2056 (B)	1,000,000	1,052,857
6.95%, 07/01/2041	150,000	150,352
La Paz County Industrial Development Authority, Revenue Bonds, 5.88%, 06/15/2048 (B)	500,000	542,197
Maricopa County Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2036	110,000	123,257

		4,433,189

Arkansas - 0.1%
County of Independence Hydroelectric Power Revenue, Revenue Bonds, ACA, 5.30%, 05/01/2033	45,000	45,108
Saline County Property Owners Improvement District No. 49, General Obligation Limited, Series A, 5.75%, 02/01/2036	15,000	15,014

		60,122

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 4.6%
California County Tobacco Securitization Agency, Revenue Bonds
5.88%, 06/01/2035	$ 175,000	$ 175,252
Series A,
5.88%, 06/01/2043	40,000	40,058
California Municipal Finance Authority, Revenue Bonds, Series A, 5.50%, 06/01/2038 (B)	700,000	779,356
California Public Finance Authority, Revenue Bonds, 5.00%, 06/15/2049 (B)	250,000	257,362
California Statewide Communities Development Authority, Revenue Bonds
5.75%, 01/15/2045 (B)	475,000	494,989
Series A,
5.25%, 12/01/2056 (B)	500,000	563,342
Series B,
6.00%, 12/01/2024	210,000	235,403
California Statewide Financing Authority, Revenue Bonds
Series A,
5.63%, 05/01/2029	10,000	10,040
Series B,
6.00%, 05/01/2037	55,000	55,219
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A-1, 5.00%, 06/01/2047	2,000,000	2,066,287
Palomar Health, Revenue Bonds, 5.00%, 11/01/2028	45,000	52,994
Upland Community Facilities District, Special Tax, Series A, 3.50%, 09/01/2049	600,000	636,006

		5,366,308

Colorado - 16.5%
Aerotropolis Regional Transportation Authority, Revenue Bonds, 5.00%, 12/01/2051	290,000	313,555
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2047	500,000	527,800
Brighton Crossing Metropolitan District No. 6, General Obligation Limited, Series A, 5.00%, 12/01/2050	2,000,000	2,193,988
Bromley Park Metropolitan District No. 2, General Obligation Limited, Series B, 6.38%, 12/15/2047	937,000	1,003,274
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited Series A, 5.00%, 12/01/2041 - 12/01/2050	1,075,000	1,169,749

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds
Series A,
4.00%, 12/01/2050	$ 1,000,000	$ 1,112,875
5.00%, 09/15/2053	250,000	276,197
Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.88%, 12/01/2046	1,000,000	1,085,245
Denver Connection West Metropolitan District, General Obligation Limited, Series A, 5.38%, 08/01/2047	500,000	528,831
Denver Health & Hospital Authority, Revenue Bonds, Series A, 4.00%, 12/01/2040	500,000	577,262
Denver International Business Center Metropolitan District No. 1, General Obligation Limited, 6.00%, 12/01/2048	500,000	543,329
High Plains Metropolitan District, General Obligation Unlimited, NATL, 4.00%, 12/01/2047	340,000	383,853
Painted Prairie Metropolitan District No. 2, General Obligation Limited, 5.25%, 12/01/2048	2,000,000	2,110,915
Park 70 Metropolitan District, General Obligation Unlimited, AGM, 4.00%, 12/01/2048	250,000	280,901
Peak Metropolitan District No. 1, General Obligation Limited, Series A, 5.00%, 12/01/2051 (B)	1,150,000	1,256,720
Public Authority for Colorado Energy, Revenue Bonds, 6.50%, 11/15/2038	70,000	108,427
Ridgeline Vista Metropolitan District, General Obligation Limited, Series A, 5.25%, 12/01/2060	2,530,000	2,794,090
Town of Frisco Marina Enterprise Revenue, Revenue Bonds, 5.00%, 12/01/2048	150,000	161,790
Transport Metropolitan District No. 3, General Obligation Limited, Series A-1, 5.00%, 12/01/2041	1,365,000	1,511,725
Westerly Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2040	1,200,000	1,322,870

		19,263,396

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut - 1.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 01/01/2055 (B)	$ 500,000	$ 549,558
Series B-1,
3.25%, 01/01/2027 (B)	275,000	280,439
Series J,
5.00%, 07/01/2037 - 07/01/2042	715,000	743,914
South Central Connecticut Regional Water Authority, Revenue Bonds, AGM, 4.50%, 08/01/2038	10,000	10,026

		1,583,937

Delaware - 0.8%
Delaware State Economic Development Authority, Revenue Bonds, 5.00%, 08/01/2054	835,000	946,097

District of Columbia - 0.1%
District of Columbia, Revenue Bonds, Series B, 5.00%, 07/01/2048	100,000	116,773
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	10,000	11,100
Series A,
Zero Coupon, 06/15/2046	100,000	21,319

		149,192

Florida - 10.5%
Capital Trust Agency, Inc., Revenue Bonds
Zero Coupon, 07/01/2061 (B)	5,000,000	337,031
Series A-1,
5.00%, 07/01/2056 (B)	3,250,000	3,657,050
City of Tampa, Revenue Bonds, Series A, Zero Coupon, 09/01/2053	2,000,000	596,790
County of Lake, Revenue Bonds 5.00%, 01/15/2039 - 01/15/2054 (B)	1,025,000	1,111,567
Florida Development Finance Corp., Revenue Bonds
4.00%, 07/01/2035 - 07/01/2045	1,325,000	1,453,143
5.13%, 06/01/2040 (B)	500,000	562,143
7.38%, 01/01/2049 (B)	1,000,000	1,037,850
Series A,
4.00%, 06/01/2030	500,000	528,056
Miami-Dade County Industrial Development Authority, Revenue Bonds
Series A,
4.25%, 06/01/2030 (B)	660,000	685,357
5.00%, 06/01/2047 (B)	350,000	364,010
Northern Palm Beach County Improvement District, Special Assessment
4.50%, 08/01/2031	50,000	51,067
5.13%, 08/01/2022	5,000	5,131
St. Johns County Industrial Development Authority, Revenue Bonds, 4.00%, 08/01/2055	1,000,000	1,084,285

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Verano No. 3 Community Development District, Special Assessment, 4.00%, 05/01/2051 (E)	$ 700,000	$ 729,820

		12,203,300

Georgia - 2.5%
George L Smith II Congress Center Authority, Revenue Bonds, 5.00%, 01/01/2054 (B)	2,520,000	2,861,101

Hawaii - 0.0% (D)
State of Hawaii, General Obligation Unlimited, 5.00%, 06/01/2026	30,000	30,109

Idaho - 2.0%
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035	285,000	313,834
6.00%, 07/01/2049 - 07/01/2054 (B)	1,725,000	2,038,651

		2,352,485

Illinois - 11.9%
Chicago Board of Education, General Obligation Unlimited
Series A,
5.50%, 12/01/2039	25,000	25,517
Series A, AGM,
5.00%, 12/01/2035	550,000	669,735
City of Chicago, General Obligation Unlimited
7.52%, 01/01/2040	215,000	295,323
Series A,
5.00%, 01/01/2044	1,000,000	1,176,315
Series B,
5.43%, 01/01/2042	1,450,000	1,628,928
6.21%, 01/01/2032	250,000	295,200
Series C,
Zero Coupon, 01/01/2024	145,000	138,653
5.00%, 01/01/2026 - 01/01/2038	1,010,000	1,136,635
Cook County Community College District No. 508, General Obligation Unlimited, 5.50%, 12/01/2038	500,000	547,134
Cook County School District No. 132, General Obligation Limited, Series A, AGM, 4.20%, 12/01/2027	361,000	418,311
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	440,000	489,547
Series A,
5.00%, 11/01/2049	2,000,000	2,205,731
Lombard Public Facilities Corp., Revenue Bonds, Series A-2, ACA-CBI, 5.50%, 01/01/2025 (A) (B)	41,556	42,391
Metropolitan Pier & Exposition Authority, Revenue Bonds, Series B, 5.00%, 06/15/2052	45,000	46,494

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Southern Illinois University, Certificate of Participation Series A-1, BAM, 4.50%, 02/15/2031 - 02/15/2032	$ 125,000	$ 125,286
Southern Illinois University, Revenue Bonds
Series A, AGM,
4.50%, 04/01/2027	25,000	25,065
Series A, NATL,
Zero Coupon, 04/01/2026	90,000	81,850
State of Illinois, General Obligation Unlimited
4.13%, 03/01/2028	35,000	35,961
5.00%, 07/01/2021 - 08/01/2021	30,000	30,279
5.10% (F), 06/01/2033	680,000	685,757
6.63%, 02/01/2035	25,000	30,258
6.75%, 03/01/2029	115,000	139,983
7.10%, 07/01/2035	155,000	195,187
7.35%, 07/01/2035	20,000	25,197
Series A,
5.00%, 12/01/2034 - 05/01/2041	635,000	749,715
Village of Oak Lawn, General Obligation Unlimited
Series A,
3.35%, 12/01/2026	315,000	318,003
5.23%, 12/01/2024	600,000	600,024
Village of Rosemont, General Obligation Unlimited, Series A, AGC, 6.00%, 12/01/2035	15,000	19,452
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2036	1,480,000	1,494,869
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	15,000	15,004
6.38%, 10/01/2029	30,000	30,005
Will County Community High School District No. 210, General Obligation Unlimited
Series A,
3.25%, 01/01/2030	45,000	45,913
3.38%, 01/01/2033	25,000	25,370
5.00%, 01/01/2027	55,000	58,284

		13,847,376

Indiana - 2.6%
Indiana Finance Authority, Revenue Bonds, Series A, 4.00%, 11/15/2026	15,000	15,987
Indiana Housing & Community Development Authority, Revenue Bonds, Series A, 5.25%, 04/01/2041	3,000,000	3,027,543

		3,043,530

Iowa - 0.1%
Iowa Tobacco Settlement Authority, Revenue Bonds, Series A, 6.50%, 06/01/2023	95,000	95,033

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas - 0.1%
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds, NATL, Zero Coupon, 12/01/2027	$ 175,000	$ 150,419

Kentucky - 0.0% (D)
Edmonson County Industrial Building Revenue, Revenue Bonds, 5.00%, 03/01/2027	20,000	20,015
Kentucky Area Development Districts, Certificate of Participation, Series M, 5.35%, 12/01/2028	25,000	25,018

		45,033

Louisiana - 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 3.88%, 11/01/2045 (B)	1,285,000	1,334,017
Parish of St. James, Revenue Bonds, Series 2, 6.35%, 07/01/2040 (B)	500,000	644,610

		1,978,627

Maryland - 0.0% (D)
Maryland Economic Development Corp., Revenue Bonds, 5.75%, 09/01/2025	50,000	50,516

Massachusetts - 0.5%
Massachusetts Development Finance Agency, Revenue Bonds, 5.00%, 10/01/2049	500,000	560,021

Michigan - 0.1%
Dearborn Brownfield Redevelopment Authority, General Obligation Limited, Series A, AGC, 5.50%, 05/01/2039	25,000	25,092
Detroit Local Development Finance Authority, Tax Allocation, Series A, ACA-CBI, 5.50%, 05/01/2021	25,000	25,000
Michigan Finance Authority, Revenue Bonds, Series B, 5.00%, 07/01/2021	50,000	50,328

		100,420

Minnesota - 3.2%
City of Deephaven, Revenue Bonds, Series A, 5.25%, 07/01/2037	80,000	88,802
City of Ham Lake, Revenue Bonds, Series A, 4.00%, 07/01/2028	375,000	401,162
City of International Falls, Revenue Bonds, 5.65%, 12/01/2022	65,000	65,086

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.50%, 07/01/2028	$ 550,000	$ 579,713
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,866,831
Series B,
5.25%, 04/01/2043	400,000	406,874
Township of Baytown, Revenue Bonds
Series A,
4.00%, 08/01/2041	200,000	210,620
4.25%, 08/01/2046	120,000	126,982

		3,746,070

Mississippi - 0.0% (D)
Mississippi Development Bank, Revenue Bonds, Series A, 3.25%, 06/01/2021	25,000	25,010

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds, 4.25%, 12/01/2042 (A) (B)	75,000	81,156

Montana - 0.1%
City of Forsyth, Revenue Bonds, Series A, 3.90% (G), 03/01/2031	135,000	140,896
Lewistown Special Improvement District No. 2005, Special Assessment, 4.60%, 07/01/2022	25,000	25,034

		165,930

Nevada - 0.2%
City of Reno, Special Assessment, 7.25%, 12/01/2025	35,000	35,037
County of Clark, Special Assessment, 4.00%, 08/01/2022	165,000	170,177

		205,214

New Jersey - 2.4%
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (H) (I)	500,000	350,000
5.13%, 12/01/2045 (H) (I)	30,000	21,000
New Jersey Economic Development Authority, Revenue Bonds
Series A,
5.13%, 09/01/2052 (B)	760,000	809,945
Series B,
6.50%, 04/01/2031 (A)	9,441	10,065
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.00%, 07/01/2030	40,000	47,471
Tobacco Settlement Financing Corp., Revenue Bonds, Series B, 5.00%, 06/01/2046	1,320,000	1,545,819

		2,784,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico - 0.3%
Artesia Hospital District, General Obligation Unlimited, 4.00%, 08/01/2023	$ 400,000	$ 408,034

New York - 4.9%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds, Series A, 5.00%, 08/01/2052	500,000	552,020
Build NYC Resource Corp., Revenue Bonds, Series A, 5.00%, 12/01/2051 (B)	750,000	845,725
City of Elmira City, General Obligation Limited, 4.00%, 05/27/2021	790,000	790,102
New York City Industrial Development Agency, Revenue Bonds, FGIC, CPI + 0.89%, 2.29%, 03/01/2027	20,000	20,603
New York Counties Tobacco Trust I, Revenue Bonds, Series B, 6.50%, 06/01/2035	15,000	15,016
New York Counties Tobacco Trust IV, Revenue Bonds, Series A, 5.00%, 06/01/2038	25,000	25,327
New York Counties Tobacco Trust VI, Revenue Bonds
Series A-2B,
5.00%, 06/01/2045	870,000	940,682
Series C,
3.75%, 06/01/2045	1,760,000	1,779,444
New York State Dormitory Authority, Revenue Bonds, AMBAC, 5.25%, 07/01/2025	100,000	115,280
Village of Brewster, General Obligation Unlimited, 5.00%, 05/01/2033	50,000	64,413
Yonkers Economic Development Corp., Revenue Bonds, 5.00%, 10/15/2054	465,000	523,584

		5,672,196

North Carolina - 0.8%
North Carolina Medical Care Commission, Revenue Bonds, Series A, 5.00%, 10/01/2050	785,000	931,984

Ohio - 4.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series B-2, Class 2,
5.00%, 06/01/2055	3,700,000	4,156,383
Series B-3, Class 2,
Zero Coupon, 06/01/2057	2,000,000	311,940
City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027 (A)	20,000	20,068

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040 (A) (B)	$ 95,000	$ 95,064
County of Greene, Revenue Bonds, Series A, ACA, 5.10%, 09/01/2029	110,000	110,092
County of Hamilton, Revenue Bonds, 5.00%, 01/01/2036	100,000	109,405
Northeast Ohio Medical University, Revenue Bonds
Series A,
3.00%, 12/01/2040	25,000	25,211
4.00%, 12/01/2045	100,000	112,355

		4,940,518

Oregon - 0.7%
Oregon State Facilities Authority, Revenue Bonds, Series B, 6.75%, 06/15/2022 (B)	100,000	101,332
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Series B, 5.00%, 11/01/2039 (B)	600,000	710,232

		811,564

Pennsylvania - 0.7%
Cumberland County Municipal Authority, Revenue Bonds 5.00%, 01/01/2039 - 01/01/2045	650,000	724,379
Montgomery County Industrial Development Authority, Revenue Bonds, Series A, 4.25%, 01/15/2029	80,000	87,328
Susquehanna Area Regional Airport Authority, Revenue Bonds, Series B, 9.88%, 01/01/2034	10,000	12,725

		824,432

Puerto Rico - 9.5%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	20,000	20,125
5.50%, 05/15/2039	55,000	56,358
5.63%, 05/15/2043	45,000	45,237
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	105,603
AGM,
5.13%, 07/01/2030	275,000	282,982
AGM-CR,
4.50%, 07/01/2023	75,000	75,417
5.00%, 07/01/2028	30,000	30,836
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	620,000	637,275
5.25%, 07/01/2030	55,000	56,596
5.50%, 07/01/2029	245,000	289,699

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series A, AGM,
4.13%, 07/01/2023 - 07/01/2024	$ 50,000	$ 52,029
5.00%, 07/01/2035	265,000	275,600
5.38%, 07/01/2025	200,000	202,311
Series A-4, AGM,
5.00%, 07/01/2031	170,000	174,737
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	411,146
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	160,000	164,470
5.38%, 07/01/2028	30,000	30,871
5.50%, 07/01/2032	145,000	149,377
5.75%, 07/01/2037	650,000	670,374
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	770,000	784,488
5.00%, 07/01/2027	210,000	215,852
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	340,000	340,770
3.65%, 07/01/2024	210,000	210,468
Series RR, AGC,
5.00%, 07/01/2028	270,000	277,523
Series SS, AGM,
5.00%, 07/01/2030	110,000	113,065
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	272,384
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,697
Series UU, AGC,
4.25%, 07/01/2027	365,000	365,892
5.00%, 07/01/2026	165,000	169,598
Series UU, AGM,
5.00%, 07/01/2021 - 07/01/2024	390,000	399,173
Series VV, AGM,
5.25%, 07/01/2027	70,000	81,829
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	56,533
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	87,369
Series AA-1, AGM,
4.95%, 07/01/2026	175,000	178,774
Series CC, AGM,
5.25%, 07/01/2036	180,000	221,208
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	89,548
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	596,161
Series E, AGM,
5.50%, 07/01/2023	150,000	162,789
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	313,499

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series K, AGC-ICC,
4.40%, 07/01/2025	$ 30,000	$ 30,081
5.00%, 07/01/2030	30,000	30,836
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	164,419
Series N, AGC,
5.25%, 07/01/2036	120,000	147,436
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	265,000	308,907
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	140,000	141,564
5.00%, 08/01/2021 - 08/01/2030	990,000	1,014,309
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,811
Puerto Rico Public Buildings Authority, Revenue Bonds
Series I, AGC-ICC,
5.00%, 07/01/2036	290,000	298,081
Series K, AGM,
5.25%, 07/01/2027	190,000	195,515
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	65,477

		11,151,099

South Carolina - 0.2%
County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	245,000	249,403

Texas - 3.3%
Bexar County Health Facilities Development Corp., Revenue Bonds, 5.00%, 07/15/2042	550,000	590,665
Cameron Education Corp., Revenue Bonds, Series A, ACA, 5.25%, 08/15/2036	40,000	40,071
City of Dallas, Revenue Bonds, AGC, 5.25%, 08/15/2034	35,000	35,125
Harris County-Houston Sports Authority, Revenue Bonds, NATL, Zero Coupon, 11/15/2023	10,000	9,564
Love Field Airport Modernization Corp., Revenue Bonds, 5.25%, 11/01/2040	125,000	127,602
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2055	1,950,000	2,028,013
Series A,
3.38%, 08/15/2021 (B)	255,000	255,939
Newark Higher Education Finance Corp., Revenue Bonds, 5.00%, 06/15/2048	50,000	51,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2036	$ 435,000	$ 478,067
Van Alstyne Economic Development Corp., Revenue Bonds, 4.00%, 08/15/2031	240,000	245,935

		3,862,400

Virginia - 0.6%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds, Series A, ACA, 5.50%, 07/15/2035 (J)	50,000	50,050
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	15,000	15,025
6.00%, 01/01/2027	50,000	50,072
Henrico County Economic Development Authority, Revenue Bonds, Series C, 5.00%, 12/01/2047	375,000	432,000
Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.00%, 06/01/2047	190,000	191,056

		738,203

West Virginia - 0.0% (D)
Tobacco Settlement Finance Authority, Revenue Bonds, Series B, Zero Coupon, 06/01/2047	450,000	48,396

Wisconsin - 3.5%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (A)	25,000	25,786
5.00%, 06/15/2053	200,000	230,131
Series A,
5.00%, 06/15/2049 (B)	90,000	96,268
Series A, AGM,
4.00%, 07/01/2059	1,000,000	1,113,617
5.00%, 07/01/2054	1,000,000	1,195,257

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	$ 500,000	$ 528,478
Class B,
4.38%, 07/01/2038	850,000	852,098

		4,041,635

Total Municipal Government Obligations (Cost $104,971,390)		110,806,338

	Shares	Value
EXCHANGE-TRADED FUND - 0.5%
U.S. Fixed Income Fund - 0.5%
iShares 20+ Year Treasury Bond ETF (C)	4,000	554,560

Total Exchange-Traded Fund (Cost $568,000)		554,560

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (K)	317,500	317,500

Total Other Investment Company (Cost $317,500)		317,500

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.00% (K), dated 04/30/2021, to be repurchased at $3,822,491 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $3,898,948.	$3,822,491	3,822,491

Total Repurchase Agreement (Cost $3,822,491)		3,822,491

Total Investments (Cost $110,406,102)		116,240,310
Net Other Assets (Liabilities) - 0.4%		522,724

Net Assets - 100.0%		$116,763,034

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - iShares 20+ Year Treasury Bond ETF	USD	138.50	05/21/2021	USD	2,772,800	200	$(31,393)	$(38,000)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(31,393)	$(38,000)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$739,421	$—	$739,421
Municipal Government Obligations	—	110,806,338	—	110,806,338
Exchange-Traded Fund	554,560	—	—	554,560
Other Investment Company	317,500	—	—	317,500
Repurchase Agreement	—	3,822,491	—	3,822,491

Total Investments	$872,060	$115,368,250	$—	$116,240,310

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(38,000)	$—	$—	$(38,000)

Total Other Financial Instruments	$(38,000)	$—	$—	$(38,000)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$463,083	$471,837	0.4%

Municipal Government Obligations	Lombard Public Facilities Corp. Revenue Bonds Series A-2, ACA-CBI 5.50%, 01/01/2025	08/30/2017	39,054	42,391	0.0	(D)

Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	81,156	0.1

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	9,946	10,065	0.0	(D)

Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,068	0.0	(D)

Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority Revenue Bonds Series A 7.05%, 11/15/2040	04/11/2014	92,766	95,064	0.1

Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,786	0.0	(D)

Total			$728,102	$746,367	0.6%

(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $25,515,526, representing 21.9% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $652,141, collateralized by cash collateral of $317,500 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $348,090. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2021; the maturity date disclosed is the ultimate maturity date.
(G)	Floating or variable rate security. The rate disclosed is as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Non-income producing securities.
(I)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2021, the total value of such securities is $371,000, representing 0.3% of the Fund’s net assets.
(J)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2021, the value of this security is $50,050, representing less than 0.1% of the Fund’s net assets.
(K)	Rates disclosed reflect the yields at April 30, 2021.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 24.0%
Banks - 8.6%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 05/17/2021 (B) (C)	$726,000	$721,463
Bank of America Corp.
CPI-YoY + 1.10%, 2.50% (A), 11/19/2024	1,000,000	1,033,820
4.18%, 11/25/2027	528,000	590,147
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	452,000	522,219
Barclays Bank PLC CPI-YoY + 1.00%, 2.40% (A), 05/22/2023 (D)	2,600,000	2,675,504
BBVA Bancomer SA Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (E)	321,000	333,442
Citigroup, Inc. 4.65%, 07/23/2048	340,000	422,540
Corestates Capital II 3-Month LIBOR + 0.65%, 0.83% (A), 01/15/2027 (E)	269,000	259,974
Credit Agricole SA
2.81%, 01/11/2041 (E)	605,000	550,948
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (E)	701,000	754,397
Natwest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	381,000	371,513
UniCredit SpA Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (E)	621,000	667,598
Zions Bancorp NA 3.25%, 10/29/2029	288,000	298,899

		9,202,464

Building Products - 0.2%
Masco Corp. 3.13%, 02/15/2051	209,000	198,978

Capital Markets - 2.3%
Goldman Sachs Group, Inc.
Fixed until 04/22/2031, 2.62% (A), 04/22/2032	1,097,000	1,101,440
Fixed until 11/10/2022 (B), 5.00% (A) (C)	702,000	706,563
Morgan Stanley CPI-YoY + 2.00%, 3.40% (A), 04/25/2023 - 06/09/2023	643,000	669,102

		2,477,105

Chemicals - 0.4%
Dow Chemical Co. 5.25%, 11/15/2041	198,000	249,408
LYB International Finance III LLC 3.80%, 10/01/2060	211,000	206,000

		455,408

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	272,000	266,478

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc. 3.70%, 03/22/2061	615,000	621,155

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.6%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (E)	$ 581,000	$ 673,034

Insurance - 1.0%
Athene Holding Ltd. 3.50%, 01/15/2031	207,000	217,231
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.32% (A), 02/12/2067 (E)	898,000	862,106

		1,079,337

Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	625,000	572,775
3.90%, 06/01/2052	644,000	624,752

		1,197,527

Metals & Mining - 2.9%
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030 (C)	466,000	481,695
Glencore Funding LLC 2.85%, 04/27/2031 (C) (E)	791,000	782,925
Newcrest Finance Pty Ltd.
4.20%, 05/13/2050 (E)	115,000	126,273
5.75%, 11/15/2041 (E)	446,000	578,561
Teck Resources Ltd. 6.25%, 07/15/2041	790,000	1,001,871
Vale Overseas Ltd. 3.75%, 07/08/2030	88,000	92,576

		3,063,901

Multi-Utilities - 0.2%
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 2.31% (A), 05/15/2067	219,000	199,845

Multiline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031 (E)	127,000	128,613

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.
4.25%, 01/15/2030 (C)	300,000	299,250
4.88%, 11/15/2027 (C)	50,000	52,775
BP Capital Markets America, Inc. 3.00%, 02/24/2050	533,000	491,584
Cenovus Energy, Inc. 4.25%, 04/15/2027 (C)	397,000	435,963
Diamondback Energy, Inc. 4.40%, 03/24/2051	424,000	446,382
Enable Midstream Partners, LP 4.95%, 05/15/2028	253,000	282,606
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	762,516
Energy Transfer, LP
5.80%, 06/15/2038	315,000	363,099
Fixed until 02/15/2023 (B), 6.25% (A)	691,000	585,623
EnLink Midstream Partners, LP Fixed until 12/15/2022 (B), 6.00% (A)	133,000	92,103
Enterprise Products Operating LLC
3.70%, 01/31/2051	255,000	254,304

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	$ 243,000	$ 245,766
Kinder Morgan, Inc. 5.05%, 02/15/2046	155,000	178,220
MPLX, LP Fixed until 02/15/2023 (B), 6.88% (A) (C)	348,000	352,350

		4,842,541

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc. 2.60%, 02/15/2033 (E)	1,286,000	1,213,467

Total Corporate Debt Securities (Cost $25,115,503)		25,619,853

FOREIGN GOVERNMENT OBLIGATIONS - 21.8%
Australia - 3.4%
Australia Government Bond 0.75%, 11/21/2027 (F)	AUD 4,000,000	3,618,704

Canada - 3.8%
Canada Government Real Return Bond 4.25%, 12/01/2026	CAD 3,795,072	4,001,395

Mexico - 2.2%
Mexico Government International Bond 4.28%, 08/14/2041	$686,000	700,063
Mexico Udibonos Series S, 4.50%, 12/04/2025	MXN 30,564,887	1,689,269

		2,389,332

New Zealand - 5.5%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (F)	NZD 6,450,000	5,809,772

Spain - 3.6%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (F)	EUR 2,163,126	3,111,379
1.00%, 11/30/2030 (F)	523,720	757,422

		3,868,801

United Kingdom - 3.3%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (F)	GBP 1,281,864	2,645,695
1.25%, 11/22/2032 (F)	402,088	837,298

		3,482,993

Total Foreign Government Obligations (Cost $21,608,814)		23,170,997

U.S. GOVERNMENT OBLIGATIONS - 53.1%
U.S. Treasury - 0.9%
U.S. Treasury Note 0.50%, 02/28/2026	$1,000,000	984,609

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 52.2%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2045	$ 1,451,736	$ 1,707,642
1.00%, 02/15/2046	2,108,658	2,623,192
1.38%, 02/15/2044	902,656	1,195,667
2.13%, 02/15/2040	851,655	1,237,373
2.38%, 01/15/2025	2,929,647	3,446,970
3.38%, 04/15/2032	1,777,800	2,616,884
3.88%, 04/15/2029	2,079,506	2,941,174
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022 - 01/15/2030	14,988,929	15,938,632
0.13%, 07/15/2022 (C)	3,430,560	3,561,618
0.25%, 01/15/2025 - 07/15/2029	2,960,722	3,273,454
0.38%, 07/15/2023 - 07/15/2027	5,664,486	6,208,793
0.50%, 01/15/2028	1,599,120	1,800,738
0.63%, 07/15/2021 - 01/15/2026	8,384,680	8,998,221

		55,550,358

Total U.S. Government Obligations (Cost $51,396,860)		56,534,967

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.03% (G)	465,748	465,748

Total Short-Term Investment Company (Cost $465,748)		465,748

OTHER INVESTMENT COMPANY - 5.7%
Securities Lending Collateral - 5.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (G)	6,063,315	6,063,315

Total Other Investment Company (Cost $6,063,315)		6,063,315

Total Investments (Cost $104,650,240)		111,854,880
Net Other Assets (Liabilities) - (5.0)%		(5,337,073)

Net Assets - 100.0%		$106,517,807

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/15/2021	USD	1,990,042	AUD	2,610,700	$—	$(21,790)
JPMS	07/15/2021	USD	2,308,815	CAD	2,900,000	—	(50,914)
JPMS	07/15/2021	USD	3,975,114	EUR	3,330,000	—	(34,771)
JPMS	07/15/2021	USD	3,464,517	GBP	2,520,000	—	(16,471)
JPMS	07/15/2021	USD	1,723,438	MXN	35,000,000	10,531	—
JPMS	07/15/2021	USD	4,076,308	NZD	5,800,000	—	(72,924)

Total						$10,531	$(196,870)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$25,619,853	$—	$25,619,853
Foreign Government Obligations	—	23,170,997	—	23,170,997
U.S. Government Obligations	—	56,534,967	—	56,534,967
Short-Term Investment Company	465,748	—	—	465,748
Other Investment Company	6,063,315	—	—	6,063,315

Total Investments	$6,529,063	$105,325,817	$—	$111,854,880

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$10,531	$—	$10,531

Total Other Financial Instruments	$—	$10,531	$—	$10,531

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(196,870)	$—	$(196,870)

Total Other Financial Instruments	$—	$(196,870)	$—	$(196,870)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (D)	$—	$—	$—	$2,675,504

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,373,425, collateralized by cash collateral of $6,063,315 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,464,113. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $6,931,338, representing 6.5% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $16,780,270, representing 15.8% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at April 30, 2021.
(H)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.4%
Banks - 2.6%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 05/17/2021 (B) (C)	$394,000	$391,538
Bank of America Corp.
4.18%, 11/25/2027	508,000	567,793
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	225,000	259,954
Citigroup, Inc. 4.65%, 07/23/2048	500,000	621,382
Credit Agricole SA
2.81%, 01/11/2041 (D)	315,000	286,857
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (D)	449,000	483,202
Natwest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	195,020

		2,805,746

Building Products - 0.1%
Masco Corp. 3.13%, 02/15/2051	116,000	110,437

Capital Markets - 0.5%
Goldman Sachs Group, Inc. Fixed until 04/22/2031, 2.62% (A), 04/22/2032	572,000	574,315

Chemicals - 0.1%
LYB International Finance III LLC 3.80%, 10/01/2060	126,000	123,014

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 2.90%, 02/16/2028 (C)	203,000	198,879

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc. 3.70%, 03/22/2061	325,000	328,253

Food Products - 0.2%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (D)	200,000	231,681

Insurance - 0.5%
Athene Holding Ltd. 3.50%, 01/15/2031 (C)	126,000	132,228
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.32% (A), 02/12/2067 (D)	487,000	467,534

		599,762

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	370,000	339,083
3.90%, 06/01/2052	358,000	347,300
Comcast Corp. 4.60%, 10/15/2038	86,000	104,498

		790,881

Metals & Mining - 1.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	200,000	206,736
Glencore Funding LLC 2.85%, 04/27/2031 (C) (D)	412,000	407,794

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Newcrest Finance Pty Ltd. 4.20%, 05/13/2050 (D)	$ 62,000	$ 68,078
Teck Resources Ltd. 6.25%, 07/15/2041	368,000	466,694
Vale Overseas Ltd. 3.75%, 07/08/2030	49,000	51,548

		1,200,850

Multi-Utilities - 0.1%
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 2.31% (A), 05/15/2067	119,000	108,592

Multiline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031 (C) (D)	66,000	66,838

Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.
4.25%, 01/15/2030	140,000	139,650
4.88%, 11/15/2027 (C)	28,000	29,554
BP Capital Markets America, Inc. 3.00%, 02/24/2050 (C)	263,000	242,564
Cenovus Energy, Inc. 4.25%, 04/15/2027	166,000	182,292
Diamondback Energy, Inc. 4.40%, 03/24/2051	221,000	232,666
Enable Midstream Partners, LP 4.95%, 05/15/2028	169,000	188,777
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	414,116
Energy Transfer, LP
5.80%, 06/15/2038	171,000	197,111
Fixed until 02/15/2023 (B), 6.25% (A) (C)	375,000	317,812
Enterprise Products Operating LLC
3.70%, 01/31/2051	152,000	151,585
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	133,503
Kinder Morgan, Inc. 5.05%, 02/15/2046	88,000	101,183
MPLX, LP Fixed until 02/15/2023 (B), 6.88% (A)	189,000	191,362

		2,522,175

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 2.60%, 02/15/2033 (D)	704,000	664,293

Total Corporate Debt Securities (Cost $10,020,604)		10,325,716

FOREIGN GOVERNMENT OBLIGATIONS - 10.4%
Australia - 1.9%
Australia Government Bond 0.75%, 11/21/2027 (E)	AUD 2,300,000	2,080,755

Canada - 2.8%
Canada Government Real Return Bond 4.25%, 12/01/2026	CAD 2,917,462	3,076,072

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.3%
Mexico Government International Bond 4.28%, 08/14/2041	$351,000	$ 358,196

New Zealand - 3.2%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (E)	NZD 3,900,000	3,512,886

Spain - 0.8%
Spain Government Inflation-Linked Bond 0.70%, 11/30/2033 (E)	EUR 618,036	888,965

United Kingdom - 1.4%
U.K. Gilt Inflation-Linked 0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 878,995	1,537,288

Total Foreign Government Obligations (Cost $10,078,661)		11,454,162

U.S. GOVERNMENT OBLIGATIONS - 79.8%
U.S. Treasury Inflation-Protected Securities - 79.8%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	$1,022,840	1,088,565
0.63%, 02/15/2043	51,470	58,988
0.75%, 02/15/2042 - 02/15/2045	2,525,031	2,965,345
1.00%, 02/15/2046 - 02/15/2048	3,974,385	4,993,031
1.38%, 02/15/2044	2,087,405	2,764,996
1.75%, 01/15/2028	2,592,050	3,148,564
2.00%, 01/15/2026	2,828,704	3,366,195
2.13%, 02/15/2040 - 02/15/2041	2,881,355	4,197,504
2.38%, 01/15/2025 - 01/15/2027	4,701,361	5,667,130
2.50%, 01/15/2029	1,065,462	1,377,665
3.38%, 04/15/2032	535,414	788,118
3.63%, 04/15/2028	772,283	1,048,179

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022 - 01/15/2030	$ 24,814,839	$ 26,135,845
0.25%, 01/15/2025	2,997,675	3,276,131
0.38%, 07/15/2023 - 07/15/2027	11,562,038	12,705,239
0.50%, 01/15/2028	2,345,306	2,641,004
0.63%, 04/15/2023 - 01/15/2026	9,508,392	10,402,507
0.75%, 07/15/2028	1,047,610	1,207,480

Total U.S. Government Obligations (Cost $79,779,817)		87,832,486

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.03% (F)	315,170	315,170

Total Short-Term Investment Company (Cost $315,170)		315,170

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (F)	906,345	906,345

Total Other Investment Company (Cost $906,345)		906,345

Total Investments (Cost $101,100,597)		110,833,879
Net Other Assets (Liabilities) - (0.7)%		(736,328)

Net Assets - 100.0%		$110,097,551

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/15/2021	USD	1,638,867	AUD	2,150,000	$—	$(17,945)
JPMS	07/15/2021	USD	2,794,462	CAD	3,510,000	—	(61,623)
JPMS	07/15/2021	USD	895,296	EUR	750,000	—	(7,831)
JPMS	07/15/2021	USD	1,531,537	GBP	1,114,000	—	(7,281)
JPMS	07/15/2021	USD	3,022,090	NZD	4,300,000	—	(54,065)

Total						$—	$(148,745)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$10,325,716	$—	$10,325,716
Foreign Government Obligations	—	11,454,162	—	11,454,162
U.S. Government Obligations	—	87,832,486	—	87,832,486
Short-Term Investment Company	315,170	—	—	315,170
Other Investment Company	906,345	—	—	906,345

Total Investments	$1,221,515	$109,612,364	$—	$110,833,879

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(148,745)	$—	$(148,745)

Total Other Financial Instruments	$—	$(148,745)	$—	$(148,745)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,711,918, collateralized by cash collateral of $906,345 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $841,303. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $2,676,277, representing 2.4% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $8,019,894, representing 7.3% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at April 30, 2021.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD USD	New Zealand Dollar United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.6%
BlueMountain CLO Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 1.12% (A), 07/18/2027 (B)	$1,919,842	$1,920,539
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (B)	599,293	600,033
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 0.00% (A), 10/18/2030 (B)	11,780,000	11,781,237
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (B)	530,080	543,448
ICG CLO Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 1.41% (A), 01/20/2030 (B)	2,743,714	2,738,391
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (B)	544,208	575,361
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	792,276	831,179
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	1,111,983	1,175,989
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (B)	1,351,112	1,379,683
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (A), 04/25/2057 (B)	321,688	324,048
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (B)	344,123	344,679
Series 2016-1A, Class A,
2.25%, 12/20/2033 (B)	1,470,690	1,486,629
Series 2019-1A, Class A,
2.89%, 11/20/2036 (B)	750,336	770,103
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (B)	11,450,000	11,496,610
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (B)	10,770,000	10,801,209
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (B)	1,240,000	1,243,977
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 1.38% (A), 01/20/2031 (B)	3,600,000	3,599,993
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (B)	5,918,000	5,939,194

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (B)	$ 409,306	$ 412,248
Series 2018-A, Class A,
3.10%, 11/08/2030 (B)	1,486,321	1,532,980
Series 2018-A, Class B,
3.35%, 11/08/2030 (B)	1,216,071	1,252,417
Series 2019-A, Class A,
3.06%, 04/09/2038 (B)	937,790	975,358
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 1.29% (A), 07/20/2030 (B)	6,450,000	6,442,653
RAAC Trust Series 2007-RP4, Class A, 1-Month LIBOR + 0.35%, 0.46% (A), 11/25/2046 (B)	553,869	533,966
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	6,502,790	6,495,996
SolarCity LMC LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (B)	1,776,535	1,821,916
Towd Point Mortgage Trust
Series 2015-4, Class A1B,
2.75% (A), 04/25/2055 (B)	5,041	5,039
Series 2015-5, Class A1B,
2.75% (A), 05/25/2055 (B)	626,656	627,529
Series 2015-6, Class A1B,
2.75% (A), 04/25/2055 (B)	815,551	820,577
Series 2016-2, Class A1A,
2.75% (A), 08/25/2055 (B)	1,137,941	1,150,142
Series 2016-3, Class A1,
2.25% (A), 04/25/2056 (B)	1,504,579	1,514,946
Series 2016-4, Class A1,
2.25% (A), 07/25/2056 (B)	1,587,531	1,603,317
Series 2017-1, Class A1,
2.75% (A), 10/25/2056 (B)	2,051,312	2,086,118
Series 2017-3, Class A1,
2.75% (A), 07/25/2057 (B)	777,554	793,407
Series 2017-6, Class A1,
2.75% (A), 10/25/2057 (B)	1,959,529	2,014,562
Series 2018-1, Class A1,
3.00% (A), 01/25/2058 (B)	6,529,578	6,732,488
Series 2018-4, Class A1,
3.00% (A), 06/25/2058 (B)	3,743,957	3,883,549
Series 2020-4, Class A1,
1.75%, 10/25/2060 (B)	3,502,302	3,556,001
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (B)	3,945,000	4,061,970
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (B)	1,921,662	1,932,935
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (B)	2,706,806	2,757,872

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 1.33% (A), 10/20/2028 (B)	$ 7,737,553	$ 7,738,582

Total Asset-Backed Securities (Cost $117,370,666)		118,298,870

CORPORATE DEBT SECURITIES - 37.4%
Aerospace & Defense - 0.8%
BAE Systems PLC 3.40%, 04/15/2030 (B)	2,003,000	2,138,318
Boeing Co.
3.50%, 03/01/2039	3,904,000	3,811,170
5.15%, 05/01/2030	3,490,000	4,057,022
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025	1,516,000	1,652,677
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	2,046,000	2,123,722

		13,782,909

Airlines - 0.6%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	181	182
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	2,358,056	2,478,339
JetBlue Pass-Through Trust 2.75%, 11/15/2033	4,017,467	4,046,421
Southwest Airlines Co. Pass-Through Trust 6.15%, 02/01/2024	104,047	108,403
United Airlines Pass-Through Trust 3.75%, 03/03/2028	2,383,432	2,498,827
US Airways Pass-Through Trust 5.38%, 05/15/2023	1,889,749	1,897,141

		11,029,313

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025 (C)	1,948,000	2,113,509

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	1,960,000	2,145,769
6.25%, 10/02/2043	772,000	1,014,236

		3,160,005

Banks - 5.1%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (A), 11/25/2035 (B)	3,212,000	3,052,556
Banco Santander SA 2.75%, 12/03/2030	2,000,000	1,941,994
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,964,000	1,968,590
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	2,709,000	2,543,593
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	1,993,000	2,013,786
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	3,944,000	4,269,143

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC 10.18%, 06/12/2021 (B)	$ 5,754,000	$ 5,812,995
Barclays PLC 5.20%, 05/12/2026	1,652,000	1,874,111
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (A), 10/27/2028	7,469,000	8,118,159
Commerzbank AG 8.13%, 09/19/2023 (B)	5,107,000	5,853,754
Credit Agricole SA 3.25%, 01/14/2030 (B)	3,830,000	3,969,533
Danske Bank A/S Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	4,403,000	4,692,447
Discover Bank 4.65%, 09/13/2028	3,540,000	4,092,584
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (B)	2,745,000	2,981,334
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (A), 10/15/2030	4,338,000	4,448,011
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	5,355,000	5,500,364
4.13%, 12/15/2026	4,267,000	4,828,679
Macquarie Bank Ltd. 3.62%, 06/03/2030 (B)	4,765,000	4,916,096
Natwest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	2,759,000	2,690,301
UniCredit SpA Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	5,135,000	5,175,420
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (A)	1,268,000	1,296,403
4.10%, 06/03/2026	6,167,000	6,927,397
Fixed until 06/15/2024 (D), 5.90% (A)	1,983,000	2,152,328

		91,119,578

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	802,000	894,179
4.44%, 10/06/2048	2,365,000	2,673,819
4.75%, 01/23/2029	2,770,000	3,249,275
Constellation Brands, Inc.
3.15%, 08/01/2029	1,415,000	1,491,577
3.70%, 12/06/2026	1,010,000	1,117,671
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	2,574,000	2,742,556

		12,169,077

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,254,000	1,358,642
4.05%, 11/21/2039	1,702,000	1,903,321
Amgen, Inc. 2.20%, 02/21/2027	2,682,000	2,779,567
Biogen, Inc. 2.25%, 05/01/2030 (C)	1,770,000	1,719,938

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc. 4.15%, 03/01/2047	$ 852,000	$ 947,327

		8,708,795

Building Products - 0.2%
Carrier Global Corp. 2.72%, 02/15/2030	2,353,000	2,394,404
Masco Corp. 2.00%, 02/15/2031	1,887,000	1,801,468

		4,195,872

Capital Markets - 2.4%
Charles Schwab Corp. Fixed until 06/01/2026 (D), 4.00% (A)	5,174,000	5,316,595
Credit Suisse Group AG 3.75%, 03/26/2025	3,480,000	3,771,442
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	1,650,000	1,670,604
Fixed until 01/14/2031, 3.73% (A), 01/14/2032	2,748,000	2,720,452
Goldman Sachs Group, Inc. 6.75%, 10/01/2037	3,276,000	4,639,581
Lazard Group LLC 4.50%, 09/19/2028	2,996,000	3,416,077
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	3,336,000	3,407,550
3.70%, 10/23/2024	4,492,000	4,912,663
5.00%, 11/24/2025	2,215,000	2,550,618
UBS AG 7.63%, 08/17/2022	4,709,000	5,118,657
UBS Group AG Fixed until 02/11/2031, 2.10% (A), 02/11/2032 (B)	5,025,000	4,787,874

		42,312,113

Chemicals - 0.1%
Nutrition & Biosciences, Inc. 2.30%, 11/01/2030 (B)	2,654,000	2,583,420

Commercial Services & Supplies - 0.5%
Ashtead Capital, Inc. 4.25%, 11/01/2029 (B)	1,623,000	1,736,610
ERAC USA Finance LLC
2.70%, 11/01/2023 (B)	3,164,000	3,314,418
3.85%, 11/15/2024 (B)	2,171,000	2,380,923
Waste Connections, Inc. 2.60%, 02/01/2030	2,353,000	2,401,300

		9,833,251

Communications Equipment - 0.2%
Nokia OYJ 3.38%, 06/12/2022	3,636,000	3,734,899

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	1,999,000	2,051,951

Construction Materials - 0.4%
CRH America Finance, Inc. 4.50%, 04/04/2048 (B)	1,962,000	2,318,071

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (B)	$ 3,953,000	$ 4,667,459

		6,985,530

Consumer Finance - 1.1%
Ally Financial, Inc.
3.88%, 05/21/2024	2,225,000	2,412,657
8.00%, 11/01/2031	3,792,000	5,328,609
American Express Co. 4.05%, 12/03/2042	1,493,000	1,713,560
BMW US Capital LLC 2.80%, 04/11/2026 (B)	3,441,000	3,660,771
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	3,928,000	4,018,776
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (B)	1,851,000	1,821,726

		18,956,099

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	1,932,000	1,893,444
4.50%, 09/15/2023	2,726,000	2,934,812
6.50%, 07/15/2025	736,000	865,918
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	1,781,000	1,745,188
5.50%, 12/15/2024 (B)	5,586,000	6,276,725
Element Fleet Management Corp.
1.60%, 04/06/2024 (B)	1,511,000	1,528,261
3.85%, 06/15/2025 (B)	2,275,000	2,465,755

		17,710,103

Diversified Telecommunication Services - 1.5%
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	2,295,000	2,310,606
Level 3 Financing, Inc. 3.40%, 03/01/2027 (B)	2,546,000	2,701,942
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	1,035,742
Verizon Communications, Inc.
1.68%, 10/30/2030	6,247,000	5,851,468
1.68%, 10/30/2030 (B)	6,247,000	5,851,468
2.99%, 10/30/2056	5,214,000	4,651,796
2.99%, 10/30/2056 (B)	5,214,000	4,651,796

		27,054,818

Electric Utilities - 1.7%
Appalachian Power Co. 3.40%, 06/01/2025	3,237,000	3,495,937
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	328,000	399,237
DTE Electric Co. 4.30%, 07/01/2044	3,898,000	4,621,842
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	8,674,000	9,075,294
Duke Energy Progress LLC 3.60%, 09/15/2047	1,457,000	1,555,008
Entergy Arkansas LLC 3.70%, 06/01/2024	798,000	864,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	$ 2,421,000	$ 2,493,483
5.30%, 06/01/2042	378,000	502,202
Pacific Gas & Electric Co. 2.50%, 02/01/2031	2,614,000	2,459,329
PacifiCorp
3.60%, 04/01/2024	3,035,000	3,274,627
5.75%, 04/01/2037	286,000	382,765
Public Service Electric & Gas Co. 3.00%, 05/15/2025	1,551,000	1,660,451

		30,785,092

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. 2.80%, 02/15/2030	2,657,000	2,745,309
Arrow Electronics, Inc. 3.88%, 01/12/2028 (C)	1,929,000	2,128,648
Keysight Technologies, Inc. 4.60%, 04/06/2027	2,894,000	3,334,506
Sensata Technologies, Inc. 4.38%, 02/15/2030 (B)	2,585,000	2,702,631

		10,911,094

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (B)	3,474,000	3,811,726
Schlumberger Investment SA 3.65%, 12/01/2023	599,000	643,721

		4,455,447

Equity Real Estate Investment Trusts - 3.1%
American Tower Trust #1 3.65%, 03/15/2048 (B)	2,000,000	2,191,160
Corporate Office Properties, LP
2.25%, 03/15/2026	1,256,000	1,287,551
2.75%, 04/15/2031	636,000	627,352
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	2,455,000	2,597,955
Equinix, Inc. 5.38%, 05/15/2027	2,719,000	2,921,390
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	2,325,000	2,435,056
Healthpeak Properties, Inc. 3.50%, 07/15/2029	2,135,000	2,316,906
Highwoods Realty, LP 3.05%, 02/15/2030	2,983,000	3,051,138
Life Storage, LP 4.00%, 06/15/2029	2,215,000	2,425,821
National Retail Properties, Inc. 2.50%, 04/15/2030	2,574,000	2,574,228
Realty Income Corp. 3.25%, 01/15/2031	1,254,000	1,340,762
SBA Tower Trust
1.63%, 11/15/2026 (B) (E)	3,426,000	3,426,000
1.88%, 07/15/2050 (B)	1,100,000	1,117,372
2.84%, 01/15/2050 (B)	9,139,000	9,630,262
3.17%, 04/09/2047 (B)	3,423,000	3,431,351
3.45%, 03/15/2048 (B)	4,685,000	4,937,311
Simon Property Group, LP 1.75%, 02/01/2028	2,429,000	2,383,911

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT Operating Partnership, LP 2.20%, 06/15/2028	$ 2,488,000	$ 2,503,468
Weyerhaeuser Co. 4.00%, 04/15/2030	2,942,000	3,299,861
WP Carey, Inc. 2.40%, 02/01/2031	1,018,000	986,620

		55,485,475

Food & Staples Retailing - 0.7%
7-Eleven, Inc. 1.80%, 02/10/2031 (B)	4,486,000	4,240,917
Sysco Corp. 3.30%, 07/15/2026	3,170,000	3,440,306
Walmart, Inc. 3.63%, 12/15/2047	4,324,000	4,837,469

		12,518,692

Food Products - 0.3%
Campbell Soup Co. 2.38%, 04/24/2030 (C)	3,425,000	3,399,685
Cargill, Inc. 1.70%, 02/02/2031 (B)	1,825,000	1,734,497

		5,134,182

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 1.40%, 06/30/2030	1,324,000	1,246,803
Alcon Finance Corp. 2.75%, 09/23/2026 (B)	1,862,000	1,976,397
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	2,762,000	2,904,235
Koninklijke Philips NV 5.00%, 03/15/2042	2,450,000	3,179,768
Smith & Nephew PLC 2.03%, 10/14/2030	2,545,000	2,425,920

		11,733,123

Health Care Providers & Services - 1.4%
Anthem, Inc. 2.25%, 05/15/2030	1,698,000	1,670,482
Centene Corp. 3.38%, 02/15/2030	2,847,000	2,857,676
Cigna Corp. 2.40%, 03/15/2030	2,421,000	2,421,169
CVS Health Corp.
2.70%, 08/21/2040	1,856,000	1,710,284
3.75%, 04/01/2030	3,662,000	4,026,896
HCA, Inc.
4.13%, 06/15/2029	999,000	1,109,821
5.25%, 04/15/2025	959,000	1,101,974
Health Care Service Corp. 2.20%, 06/01/2030 (B)	2,810,000	2,773,170
Molina Healthcare, Inc. 4.38%, 06/15/2028 (B)	526,000	540,465
Quest Diagnostics, Inc. 4.20%, 06/30/2029	3,993,000	4,550,605
UnitedHealth Group, Inc. 2.00%, 05/15/2030 (C)	2,280,000	2,254,003

		25,016,545

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031 (B)	$ 795,000	$ 790,608
3.80%, 02/15/2028	2,214,000	2,373,332

		3,163,940

Household Durables - 0.2%
D.R. Horton, Inc. 4.38%, 09/15/2022	3,378,000	3,517,906

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc. 3.75%, 12/01/2027	1,999,000	2,219,555
General Electric Co. 6.88%, 01/10/2039	2,130,000	3,059,967

		5,279,522

Insurance - 1.1%
American International Group, Inc.
4.20%, 04/01/2028	1,795,000	2,028,029
4.25%, 03/15/2029	2,114,000	2,386,670
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (B)	5,635,000	5,681,724
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (A), 10/01/2050 (C)	4,130,000	4,264,225
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 2.85% (A), 12/15/2065	5,842,000	5,520,690

		19,881,338

Interactive Media & Services - 0.6%
Alphabet, Inc. 1.10%, 08/15/2030	2,888,000	2,678,336
Baidu, Inc. 4.38%, 05/14/2024	4,652,000	5,082,598
Tencent Holdings Ltd. 3.28%, 04/11/2024 (B)	2,683,000	2,853,458

		10,614,392

IT Services - 0.2%
Fiserv, Inc. 3.50%, 07/01/2029	2,930,000	3,175,058

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	1,455,000	1,924,809

Machinery - 0.1%
Xylem, Inc. 1.95%, 01/30/2028	1,701,000	1,709,206

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	1,925,000	2,117,528
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (B)	2,020,000	2,050,300
NBCUniversal Media LLC 4.45%, 01/15/2043	2,934,000	3,515,864
ViacomCBS, Inc. 4.20%, 05/19/2032 (C)	1,572,000	1,751,851

		9,435,543

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.5%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	$ 3,596,000	$ 3,990,367
4.75%, 04/10/2027 (B)	905,000	1,040,814
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	3,864,000	4,028,220

		9,059,401

Multi-Utilities - 0.3%
Black Hills Corp. 4.25%, 11/30/2023	2,555,000	2,760,177
CMS Energy Corp.
3.88%, 03/01/2024	387,000	417,626
4.88%, 03/01/2044	521,000	628,859
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	1,115,000	1,149,652

		4,956,314

Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipelines, LP 3.40%, 02/15/2031	1,670,000	1,731,423
BP Capital Markets PLC 3.12%, 05/04/2026	4,769,000	5,109,943
Chevron USA, Inc. 3.25%, 10/15/2029	2,185,000	2,368,595
Energy Transfer, LP
4.90%, 02/01/2024	1,530,000	1,672,347
5.15%, 03/15/2045	891,000	942,348
5.95%, 10/01/2043	691,000	783,804
7.60%, 02/01/2024	2,160,000	2,458,686
Enterprise Products Operating LLC 4.25%, 02/15/2048	5,311,000	5,724,696
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	3,732,000	4,033,990
Occidental Petroleum Corp. 5.55%, 03/15/2026	5,039,000	5,410,626
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	3,194,497
6.88%, 08/04/2026	2,785,000	3,027,295
7.69%, 01/23/2050	641,000	617,027
Pioneer Natural Resources Co. 2.15%, 01/15/2031	3,281,000	3,100,461
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	1,655,000	1,676,844
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,544,000	1,709,406
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (B)	323,000	327,103
Shell International Finance BV
2.50%, 09/12/2026	2,756,000	2,922,764
3.75%, 09/12/2046	1,527,000	1,645,609
Williams Cos., Inc.
5.40%, 03/04/2044	585,000	690,539
7.88%, 09/01/2021	573,000	586,705

		49,734,708

Pharmaceuticals - 1.1%
AstraZeneca PLC
4.00%, 01/17/2029	1,165,000	1,315,834
4.38%, 08/17/2048	1,275,000	1,493,683

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC 4.38%, 12/15/2028 (B)	$ 2,230,000	$ 2,522,244
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	2,420,000	2,279,848
3.20%, 06/15/2026	1,375,000	1,505,920
Merck & Co., Inc. 3.40%, 03/07/2029	1,618,000	1,794,922
Royalty Pharma PLC 2.20%, 09/02/2030 (B)	2,857,000	2,727,839
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	3,125,000	3,713,882
Viatris, Inc. 2.30%, 06/22/2027 (B)	1,329,000	1,345,684
Zoetis, Inc. 2.00%, 05/15/2030	1,735,000	1,682,526

		20,382,382

Professional Services - 0.3%
Equifax, Inc. 2.60%, 12/01/2024	2,138,000	2,262,660
Experian Finance PLC 2.75%, 03/08/2030 (B)	2,582,000	2,644,592

		4,907,252

Road & Rail - 0.4%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (B)	4,648,000	4,969,855
5.50%, 01/15/2026 (B)	1,741,000	1,948,269

		6,918,124

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc. 1.95%, 02/15/2028 (B) (C)	1,106,000	1,089,121
Intel Corp. 2.88%, 05/11/2024	1,866,000	1,995,574
KLA Corp. 3.30%, 03/01/2050	2,318,000	2,305,515
Lam Research Corp.
1.90%, 06/15/2030	1,977,000	1,935,081
3.75%, 03/15/2026	1,851,000	2,064,208
Micron Technology, Inc. 2.50%, 04/24/2023	1,342,000	1,390,316
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030 (B)	1,216,000	1,299,664
QUALCOMM, Inc.
3.25%, 05/20/2027	2,348,000	2,589,733
3.25%, 05/20/2050 (C)	1,599,000	1,632,930
TSMC Global Ltd. 1.38%, 09/28/2030 (B)	5,908,000	5,459,195
Xilinx, Inc. 2.38%, 06/01/2030	2,643,000	2,611,536

		24,372,873

Software - 0.8%
Adobe, Inc. 2.15%, 02/01/2027	2,443,000	2,559,654
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	570,000	565,012
Infor, Inc. 1.75%, 07/15/2025 (B)	2,732,000	2,779,672

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Intuit, Inc. 1.35%, 07/15/2027	$ 1,860,000	$ 1,836,953
Microsoft Corp. 3.30%, 02/06/2027	2,769,000	3,070,277
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	2,902,000	2,814,940

		13,626,508

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.65%, 05/11/2050	1,986,000	1,841,216
2.85%, 02/23/2023	1,343,000	1,400,646
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (B)	2,232,000	2,661,462
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	2,547,000	2,764,051
Seagate HDD Cayman 4.13%, 01/15/2031 (B)	488,000	494,339
Western Digital Corp. 4.75%, 02/15/2026	5,712,000	6,329,610

		15,491,324

Tobacco - 0.5%
Altria Group, Inc. 2.45%, 02/04/2032	3,009,000	2,828,755
BAT Capital Corp.
2.26%, 03/25/2028	3,792,000	3,716,407
4.91%, 04/02/2030	2,213,000	2,494,412

		9,039,574

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV
3.13%, 07/16/2022	1,175,000	1,209,779
4.38%, 07/16/2042	2,100,000	2,422,707
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	3,550,000	3,557,298
3.72%, 07/15/2043 (B)	3,233,000	3,345,037
Sprint Corp.
7.25%, 09/15/2021	844,000	861,893
7.88%, 09/15/2023	1,290,000	1,470,600
T-Mobile USA, Inc.
3.50%, 04/15/2031	700,000	710,500
3.88%, 04/15/2030 (B)	3,631,000	3,955,248

		17,533,062

Total Corporate Debt Securities (Cost $641,264,520)		668,264,128

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazil - 0.1%
Brazil Government International Bond 4.25%, 01/07/2025	1,440,000	1,552,968

Chile - 0.1%
Chile Government International Bond 3.50%, 01/25/2050 (C)	2,200,000	2,274,536

Colombia - 0.2%
Colombia Government International Bond 4.50%, 01/28/2026 (C)	3,650,000	3,987,661

Indonesia - 0.3%
Indonesia Government International Bond 4.75%, 01/08/2026 (B)	4,060,000	4,625,624

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.2%
Mexico Government International Bond 3.75%, 01/11/2028	$ 3,481,000	$ 3,768,774

Panama - 0.1%
Panama Government International Bond 3.88%, 03/17/2028	1,335,000	1,468,500

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	1,010,000	1,238,523

Poland - 0.0% (F)
Republic of Poland Government International Bond 3.00%, 03/17/2023	500,000	524,125

Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (B)	913,000	972,345

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (B)	2,547,000	2,570,229

Total Foreign Government Obligations (Cost $21,575,110)		22,983,285

MORTGAGE-BACKED SECURITIES - 8.7%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.62%, 0.73% (A), 08/25/2035	449,347	405,515
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	676,926	652,778
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 0.76% (A), 11/20/2035	472,281	436,856
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,099,565	3,046,936
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	850,419	629,642
Banc of America Funding Trust Series 2005-E, Class 4A1, 2.99% (A), 03/20/2035	3,250	3,298
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	4,530,000	4,511,323
Series 2012-TFT, Class C,
3.58% (A), 06/05/2030 (B)	7,195,000	5,040,095
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (B)	2,530,000	2,529,736
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (B)	1,100,000	1,127,345
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 2.81% (A), 11/25/2034	28,810	29,789
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.24% (A), 02/25/2034	30,287	30,696
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 0.69% (A), 04/25/2035	90,252	83,734

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	$ 874,201	$ 933,555
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,225,854
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	386,033	407,363
Series 2015-A, Class A1,
3.50% (A), 06/25/2058 (B)	540,985	548,732
Series 2015-PS1, Class A1,
3.75% (A), 09/25/2042 (B)	504,140	519,392
Series 2018-RP1, Class A1,
3.00% (A), 09/25/2064 (B)	2,311,533	2,381,734
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (A), 08/10/2050	565,000	610,967
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (B)	3,735,126	3,711,737
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	5,051,563
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (B)	8,485,000	9,018,368
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (B)	7,035,000	6,866,045
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.26% (A), 12/27/2036 (B)	688,353	686,122
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.77% (A), 12/27/2035 (B)	410,516	410,251
Series 2021-RPL2, Class A1A,
1.11% (A), 01/25/2060 (B)	8,758,614	8,662,314
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (B)	6,050,000	6,334,413
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.75% (A), 03/18/2035	6,997	6,823
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (A), 04/10/2031 (B)	4,664,567	4,537,906
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1-Month LIBOR + 0.56%, 0.68% (A), 06/19/2034	216,284	225,572
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 0.91% (A), 10/25/2034	9,735	9,873
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.30% (A), 08/25/2037	348,711	303,033
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (B)	6,398,179	5,440,855

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (B)	$ 4,800,000	$ 1,879,097
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.79% (A), 02/25/2034	23,125	23,107
Series 2006-A2, Class 5A1,
2.54% (A), 11/25/2033	15,261	16,060
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	174,014	99,618
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 2.72% (A), 11/25/2035 (B)	244,484	184,311
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.75% (A), 10/25/2028	9,440	9,489
Series 2004-A1, Class 2A1,
2.31% (A), 02/25/2034	67,586	69,522
Series 2005-A4, Class 2A2,
2.73% (A), 07/25/2035	61,581	59,957
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,854,228
Series 2013-C11, Class B,
4.50% (A), 08/15/2046	1,035,000	739,098
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (B)	13,747,000	13,754,110
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
Zero Coupon (A), 07/26/2048 (B)	1,026,974	1,025,932
Series 2014-R4, Class 4A,
2.78% (A), 11/21/2035 (B)	255,029	256,180
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (A), 12/25/2052 (B)	1,134,082	1,170,810
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (A), 01/25/2054 (B)	471,706	499,645
Series 2014-2A, Class A3,
3.75% (A), 05/25/2054 (B)	361,880	384,694
Series 2014-3A, Class AFX3,
3.75% (A), 11/25/2054 (B)	1,282,437	1,370,312
Series 2015-2A, Class A1,
3.75% (A), 08/25/2055 (B)	1,668,389	1,773,900
Series 2016-2A, Class A1,
3.75% (A), 11/26/2035 (B)	1,559,648	1,656,038
Series 2016-3A, Class A1B,
3.25% (A), 09/25/2056 (B)	2,227,497	2,352,191
Series 2017-1A, Class A1,
4.00% (A), 02/25/2057 (B)	2,742,761	2,925,529
Series 2017-2A, Class A3,
4.00% (A), 03/25/2057 (B)	1,179,518	1,262,601
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (B)	6,799,971	7,233,088

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-4A, Class A1,
4.00% (A), 05/25/2057 (B)	$ 2,377,648	$ 2,537,765
Series 2018-1A, Class A1A,
4.00% (A), 12/25/2057 (B)	1,314,051	1,405,728
Series 2019-4A, Class A1B,
3.50% (A), 12/25/2058 (B)	8,801,916	9,278,952
Series 2019-5A, Class A1B,
3.50% (A), 08/25/2059 (B)	2,455,341	2,564,165
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (B)	10,807,000	11,064,338
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (B)	6,500,000	6,005,071
RALI Trust Series 2007-QO4, Class A1A, 1-Month LIBOR + 0.19%, 0.30% (A), 05/25/2047	402,498	387,014
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.02% (A), 07/25/2035	257,661	194,424
Series 2007-3, Class 3A1,
3.06% (A), 04/25/2047	653,816	430,525
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 0.82% (A), 01/19/2034	18,711	18,679
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.29%, 0.69% (A), 07/25/2045	25,286	24,867
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 0.95% (A), 07/25/2047	33,166	1,426
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	3,179,463

Total Mortgage-Backed Securities (Cost $161,156,743)		155,112,149

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (F)
Georgia - 0.0% (F)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057 (G)	273,000	396,758

Total Municipal Government Obligation (Cost $324,245)		396,758

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.0%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 1.61% (A), 05/01/2037	18,922	19,563
6-Month LIBOR + 1.57%, 1.82% (A), 02/01/2037 - 04/01/2037	36,264	37,113

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.66%, 2.04% (A), 01/01/2038	$ 66,827	$ 70,334
12-Month LIBOR + 1.75%, 2.13% (A), 12/01/2034	9,761	10,304
12-Month LIBOR + 1.90%, 2.28% (A), 02/01/2041	69,886	71,863
12-Month LIBOR + 1.80%, 2.33% (A), 09/01/2037	10,857	11,486
12-Month LIBOR + 1.73%, 2.35% (A), 09/01/2035	233,547	246,807
6-Month LIBOR + 2.12%, 2.82% (A), 05/01/2037	5,246	5,285
5.00%, 12/01/2035	286,783	331,812
6.00%, 05/01/2031	220,210	257,051
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	8,768,373	9,362,792
3.01%, 07/25/2025	12,812,000	13,902,680
3.06% (A), 08/25/2024	4,990,000	5,351,084
3.17%, 10/25/2024	2,140,000	2,315,336
3.49%, 01/25/2024	6,965,000	7,479,443
Federal National Mortgage Association
6-Month LIBOR + 0.94%, 1.19% (A), 08/01/2037	1,893	1,926
6-Month LIBOR + 1.51%, 1.77% (A), 01/01/2035	6,223	6,456
6-Month LIBOR + 1.53%, 1.78% (A), 08/01/2034	1,021	1,023
12-Month LIBOR + 1.75%, 2.13% (A), 03/01/2041	57,565	57,530
12-Month LIBOR + 1.74%, 2.59% (A), 08/01/2035	23,491	24,855
3.50%, 07/01/2028 - 01/01/2029	1,596,152	1,734,724
4.50%, 02/01/2025 - 04/01/2025	71,464	75,300
5.00%, 04/01/2039 - 11/01/2039	7,054,688	8,028,220
5.50%, 04/01/2036 - 12/01/2041	3,419,991	3,998,185
6.00%, 02/01/2034 - 01/01/2040	3,069,972	3,599,460
6.50%, 06/01/2038 - 05/01/2040	1,290,314	1,534,107
Government National Mortgage Association, Interest Only STRIPS 0.70% (A), 02/16/2053	4,025,496	102,535
Uniform Mortgage-Backed Security
2.00%, TBA (E)	89,893,000	91,550,171
2.50%, TBA (E)	83,225,000	86,389,514
3.00%, TBA (E)	59,903,000	62,730,638
3.50%, TBA (E)	41,431,000	44,094,884
4.00%, TBA (E)	12,346,000	13,263,028

Total U.S. Government Agency Obligations (Cost $351,412,962)		356,665,509

U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury - 20.1%
U.S. Treasury Bond
1.25%, 05/15/2050	19,220,000	14,886,491
1.38%, 08/15/2050	1,413,000	1,131,062
2.00%, 02/15/2050	12,640,000	11,835,188

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.25%, 08/15/2046	$ 3,501,000	$ 3,471,734
2.50%, 02/15/2045 - 05/15/2046	42,510,200	44,290,571
2.75%, 08/15/2042 (C)	14,697,500	16,091,466
2.75%, 11/15/2047	1,522,000	1,661,655
2.88%, 08/15/2045 (C)	6,203,000	6,909,803
2.88%, 05/15/2049	3,692,500	4,141,370
3.00%, 05/15/2042 (C)	4,357,000	4,963,576
3.00%, 08/15/2048	3,727,300	4,267,904
3.13%, 02/15/2042	2,525,200	2,934,164
3.13%, 05/15/2048 (C)	414,000	484,477
3.63%, 02/15/2044	14,031,600	17,574,579
4.50%, 02/15/2036 (C)	8,593,200	11,495,419
5.25%, 02/15/2029	4,198,100	5,394,067
U.S. Treasury Note
0.13%, 05/31/2022 - 12/31/2022	23,261,000	23,257,505
0.25%, 05/31/2025	3,253,000	3,202,426
0.63%, 05/15/2030 - 08/15/2030	21,252,000	19,510,528
1.50%, 08/15/2026 - 02/15/2030	13,373,700	13,464,633
1.63%, 05/15/2026	18,794,000	19,492,168
1.63%, 08/15/2029 (C)	4,823,000	4,878,389
1.75%, 07/31/2021 - 11/30/2021	22,026,000	22,217,319
1.75%, 05/15/2023 - 11/15/2029 (C)	24,086,200	24,799,799
2.25%, 11/15/2025 (C)	13,337,500	14,235,697
2.25%, 11/15/2027	16,042,400	17,078,890
2.38%, 01/31/2023 - 02/29/2024	11,720,000	12,309,160
2.50%, 01/31/2024	10,496,000	11,131,090
2.63%, 12/15/2021	1,878,000	1,907,857
2.63%, 02/15/2029 (C)	2,275,400	2,477,697
2.88%, 05/15/2028 - 08/15/2028 (C)	15,164,800	16,766,571

		358,263,255

U.S. Treasury Inflation-Protected Securities - 3.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	6,630,049	7,056,081
1.75%, 01/15/2028	3,911,422	4,751,207
2.50%, 01/15/2029	13,119,675	16,964,013
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	6,850,250	7,528,852
0.63%, 01/15/2024	17,914,613	19,459,748

		55,759,901

Total U.S. Government Obligations (Cost $401,101,798)		414,023,156

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 6.55% (A)	52,502	1,424,904

Electric Utilities - 0.0% (F)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (A)	7,998	203,149

Total Preferred Stocks (Cost $1,614,154)		1,628,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 14.7%
Banks - 7.6%
Concord Minutemen Capital Co. 0.15% (H), 05/10/2021	$1,670,000	$ 1,669,959
DBS Bank Ltd. 0.14% (H), 07/02/2021	7,900,000	7,898,313
Mackinac Funding Co. LLC 0.18% (H), 05/04/2021	500,000	499,996
Macquarie Bank Ltd. 0.16% (H), 05/25/2021 - 06/07/2021	17,750,000	17,748,610
Manhattan Asset Funding Co. LLC 0.13% (H), 05/27/2021	16,700,000	16,698,497
National Australia Bank Ltd. 0.13% (H), 05/06/2021	18,000,000	17,999,829
National Bank of Canada 0.14% (H), 05/10/2021	15,500,000	15,499,724
Skandinaviska Enskilda Banken AB 0.14% (H), 05/18/2021	18,883,000	18,882,245
Societe Generale SA 0.16% (H), 05/25/2021	4,000,000	3,999,769
Sumitomo Mitsui Brokerage Corp. 0.16% (H), 06/02/2021	18,000,000	17,998,482
Swedbank AB 0.15% (H), 05/18/2021	17,000,000	16,999,448

		135,894,872

Diversified Financial Services - 7.1%
Alpine Securitizaton 0.15% (H), 07/21/2021 - 08/02/2021	11,750,000	11,745,070
Anglesea Funding PLC 0.14% (H), 07/06/2021	18,000,000	17,994,740
Bennington Stark Capital Co. LLC 0.16% (H), 05/04/2021	16,380,000	16,379,862
Cancara Asset Securitisation LLC 0.14% (H), 07/06/2021	17,000,000	16,995,191
Chariot Funding LLC 0.14% (H), 05/18/2021 - 07/13/2021	10,900,000	10,897,523
ING Funding LLC 0.14% (H), 07/01/2021	17,000,000	16,996,750
Sheffield Receivable
0.16% (H), 05/04/2021	7,350,000	7,349,938
0.17% (H), 05/03/2021	6,500,000	6,499,960
Thunder Bay Funding LLC 0.13% (H), 06/09/2021	14,850,000	14,848,135

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Victory Receivables 0.13% (H), 06/04/2021 - 06/07/2021	$ 6,630,000	$ 6,629,167

		126,336,336

Total Commercial Paper (Cost $262,228,430)		262,231,208

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.3%
U.S. Treasury Bill 0.01% (H), 07/01/2021	42,208,000	42,206,963

Total Short-Term U.S. Government Obligation (Cost $42,207,106)		42,206,963

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (H)	11,875,858	11,875,858

Total Other Investment Company (Cost $11,875,858)		11,875,858

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.00% (H), dated 04/30/2021, to be repurchased at $49,022,921 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $50,003,410.	$49,022,921	49,022,921

Total Repurchase Agreement (Cost $49,022,921)		49,022,921

Total Investments (Cost $2,061,154,513)		2,102,708,858
Net Other Assets (Liabilities) - (17.7)%		(316,560,772)

Net Assets - 100.0%		$1,786,148,086

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	191	06/30/2021	$42,180,633	$42,164,742	$—	$(15,891)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$118,298,870	$—	$118,298,870
Corporate Debt Securities	—	668,264,128	—	668,264,128
Foreign Government Obligations	—	22,983,285	—	22,983,285
Mortgage-Backed Securities	—	155,112,149	—	155,112,149
Municipal Government Obligation	—	396,758	—	396,758
U.S. Government Agency Obligations	—	356,665,509	—	356,665,509
U.S. Government Obligations	—	414,023,156	—	414,023,156
Preferred Stocks	1,628,053	—	—	1,628,053
Commercial Paper	—	262,231,208	—	262,231,208
Short-Term U.S. Government Obligation	—	42,206,963	—	42,206,963
Other Investment Company	11,875,858	—	—	11,875,858
Repurchase Agreement	—	49,022,921	—	49,022,921

Total Investments	$13,503,911	$2,089,204,947	$—	$2,102,708,858

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(15,891)	$—	$—	$(15,891)

Total Other Financial Instruments	$(15,891)	$—	$—	$(15,891)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $453,732,208, representing 25.4% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $89,058,577, collateralized by cash collateral of $11,875,858 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $79,013,621. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Restricted security. At April 30, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligation	Municipal Electric Authority of Georgia Series A 6.64%, 04/01/2057	01/30/2014 - 03/24/2017	$309,636	$396,758	0.0	%(F)

(H)	Rates disclosed reflect the yields at April 30, 2021.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 92.7%
Alabama - 0.8%
Alabama Special Care Facilities Financing Authority, Revenue Bonds, 5.00%, 11/15/2046	$3,875,000	$4,620,738
Bessemer Governmental Utility Services Corp., Revenue Bonds, BAM, 5.00%, 06/01/2029	2,010,000	2,501,514
Bibb County Board of Education, Special Tax Series B, BAM, 4.00%, 04/01/2045 - 04/01/2050	1,090,000	1,269,788
Black Belt Energy Gas District, Revenue Bonds, Fixed until 12/01/2031, 4.00% (A), 06/01/2051	2,495,000	3,092,322
County of Jefferson Sewer Revenue, Revenue Bonds, Series A, AGM, 5.50%, 10/01/2053	1,015,000	1,143,877
Dekalb-Jackson Cooperative District, Revenue Bonds
AGM,
4.05%, 01/01/2050	140,000	149,577
5.00%, 01/01/2056	750,000	839,030
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds, AGM, 4.00%, 04/01/2025	70,000	77,839
Marshall County Board of Education, Special Tax, AGM, 4.00%, 03/01/2032	230,000	257,841
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds, Series A, 6.00%, 05/01/2040 (B)	2,850,000	2,997,462
Phenix City Board of Education, Special Tax, BAM, 4.00%, 08/01/2044	2,730,000	3,228,088

		20,178,076

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
2.50%, 12/01/2034	2,640,000	2,777,454
Series D,
5.00%, 12/01/2025	985,000	1,135,784
State of Alaska International Airports System, Revenue Bonds, Series A, 5.00%, 10/01/2031	65,000	76,592

		3,989,830

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona - 1.3%
Arizona Industrial Development Authority, Revenue Bonds
4.00%, 02/01/2050	$ 4,500,000	$ 5,184,740
Series A,
4.00%, 07/01/2047 - 10/01/2049	1,150,000	1,247,948
5.00%, 03/01/2037	830,000	984,611
Series A, BAM,
5.00%, 06/01/2054 - 06/01/2058	8,005,000	9,663,679
BluePath Trust, Revenue Bonds, 2.75%, 09/01/2026 (B) (C)	3,854,062	3,939,402
County of Pima, Certificate of Participation, 5.00%, 12/01/2026	35,000	39,097
County of Santa Cruz, Revenue Bonds, AGM, 4.00%, 07/01/2026	140,000	159,065
Glendale Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2038	250,000	266,501
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment, BAM, 3.00%, 01/01/2025	1,030,000	1,125,569
Industrial Development Authority of the City of Phoenix, Revenue Bonds
3.88%, 07/01/2021 (B)	50,000	50,192
5.00%, 07/01/2036	1,440,000	1,596,627
Industrial Development Authority of the County of Pima, Revenue Bonds
5.00%, 07/01/2056 (B)	1,310,000	1,379,243
Series R,
2.88%, 07/01/2021	20,000	20,002
La Paz County Industrial Development Authority, Revenue Bonds, 4.90%, 06/15/2028 (B)	510,000	538,786
Maricopa County Elementary School District No. 25, General Obligation Unlimited, Series A, BAM, 4.00%, 07/01/2024	135,000	150,107
Maricopa County Industrial Development Authority, Revenue Bonds
4.00%, 07/01/2049 - 07/01/2054	2,950,000	3,396,210
Series A,
5.00%, 01/01/2034 - 07/01/2054	1,450,000	1,709,614
Maricopa County Unified School District No. 89, General Obligation Limited, 5.00%, 07/01/2023	40,000	43,959
Pinal County Industrial Development Authority, Revenue Bonds, 4.00%, 10/01/2021	500,000	505,907
Yuma County Elementary School District No. 1, General Obligation Unlimited, Series B, AGM, 5.00%, 07/01/2027	525,000	655,135

		32,656,394

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.5%
Little Rock School District, General Obligation Limited 3.00%, 02/01/2026 - 02/01/2030	$ 10,545,000	$ 10,845,399
University of Central Arkansas, Revenue Bonds Series D, AGM, 3.00%, 09/01/2026 - 09/01/2029	1,460,000	1,608,620

		12,454,019

California - 12.0%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax BAM, 5.00%, 09/01/2036 - 09/01/2039	3,200,000	3,957,452
Adelanto School District, Special Tax BAM, 4.00%, 09/01/2035 - 09/01/2036	555,000	631,055
Alameda Corridor Transportation Authority, Revenue Bonds Series B, AGM, 4.00%, 10/01/2035 - 10/01/2037	2,440,000	2,744,765
Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, AGM, 5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,533,551
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
3.00%, 10/01/2033	60,000	64,259
4.00%, 10/01/2027	185,000	215,521
Beaumont Public Improvement Authority, Revenue Bonds Series A, AGM, 5.00%, 09/01/2037 - 09/01/2049	8,695,000	10,467,819
Calexico Financing Authority, Revenue Bonds, AGM, 4.00%, 04/01/2024	205,000	225,681
California County Tobacco Securitization Agency, Revenue Bonds, Series B-1, 1.75%, 06/01/2030	500,000	502,157
California Educational Facilities Authority, Revenue Bonds, 5.00%, 04/01/2051	3,000,000	4,744,502
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 11/15/2031	75,000	91,996
California Housing Finance Series E, FNMA, 2.50%, 02/01/2038	75,088	79,482
California Municipal Finance Authority, Revenue Bonds
4.00%, 10/01/2050	4,450,000	5,170,565

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds (continued)
4.38%, 07/01/2025 (B)	$ 640,000	$ 678,742
5.00%, 01/01/2035 - 01/01/2049	15,900,000	19,320,670
BAM-TCRS,
5.00%, 05/15/2038 - 05/15/2052	9,085,000	11,127,250
Series A,
4.00%, 10/01/2034 - 10/01/2044	4,715,000	5,228,450
4.50%, 06/01/2028 (B)	200,000	218,951
5.00%, 10/01/2044	1,000,000	1,165,263
California Public Finance Authority, Revenue Bonds, 4.25%, 06/15/2029 (B)	790,000	813,333
California School Finance Authority, Revenue Bonds, Series A, 4.00%, 08/01/2025 (B)	350,000	387,157
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 08/01/2034 - 08/01/2038	3,020,000	3,600,471
AGM,
5.00%, 10/01/2026	400,000	455,798
Series A,
3.00%, 11/01/2022 (B)	895,000	909,888
5.00%, 12/01/2025 - 12/01/2029 (B)	775,000	903,172
California Statewide Communities Development Authority, Special Assessment
4.00%, 09/02/2028 - 09/02/2044	2,840,000	3,193,042
5.00%, 09/02/2034 - 09/02/2049	1,470,000	1,783,451
Carmichael Water District, Certificate of Participation, Series A, 4.00%, 11/01/2037	2,280,000	2,707,135
Cascade Union Elementary School District, General Obligation Unlimited
Series B, AGM,
4.00%, 08/01/2034 - 08/01/2039	365,000	418,706
Series B, MAC,
4.00%, 08/01/2036	80,000	92,035
Chaffey Joint Union High School District, General Obligation Unlimited, Series B, Zero Coupon, 08/01/2037	1,000,000	544,633
Chowchilla Elementary School District, General Obligation Unlimited, 5.00%, 08/01/2048	650,000	776,061
City of Azusa, Special Tax, AGM, 5.00%, 09/01/2049	1,500,000	1,830,264
City of Beaumont, Special Tax, 5.00%, 09/01/2044	345,000	393,615
City of Fontana, Special Tax 4.00%, 09/01/2045 - 09/01/2050	600,000	662,684
City of Lathrop, Special Assessment 4.00%, 09/02/2021 - 09/02/2022	265,000	272,724

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Lemoore Water Revenue, Revenue Bonds, BAM, 5.00%, 06/01/2049	$ 7,400,000	$ 8,870,359
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 5.00%, 05/15/2038	4,700,000	5,463,952
City of Porterville Sewer Revenue, Certificate of Participation, Series C, AGM, 4.00%, 09/15/2049	3,135,000	3,633,728
City of Riverside Electric Revenue, Revenue Bonds, 0.06% (A), 10/01/2035	500,000	500,000
City of Sacramento, Special Tax Series 02, 5.00%, 09/01/2044 - 09/01/2049	2,585,000	2,999,426
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds, Series B, 5.00%, 11/01/2037	75,000	87,349
City of Susanville Natural Gas Revenue, Revenue Bonds, AGM, 4.00%, 06/01/2045	3,320,000	3,734,213
City of Tulare Water Revenue, Revenue Bonds, AGM, 4.00%, 12/01/2049	650,000	721,926
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	80,063
Series A, AGM,
4.00%, 09/01/2032	110,000	126,814
5.00%, 09/01/2029 - 09/01/2030	610,000	740,193
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	62,261
5.00%, 02/01/2029	105,000	125,886
Compton Unified School District, General Obligation Unlimited
Series B, BAM,
Zero Coupon, 06/01/2034	930,000	669,629
Series B, BAM,
4.00%, 06/01/2049	5,855,000	6,659,326
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	286,915
5.00%, 09/01/2021 - 09/01/2024	1,770,000	1,950,104
County of Los Angeles, Revenue Bonds, Series A, 4.00%, 06/30/2021	1,250,000	1,257,735
County of San Bernardino, Special Tax, 4.00%, 09/01/2047	100,000	104,977

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax, Series A, AGM, 4.00%, 09/01/2029	$ 60,000	$ 66,448
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,400,000	5,703,599
3.25%, 12/01/2036	5,300,000	5,593,750
Dry Creek Joint Elementary School District, Special Tax, AGM, 5.00%, 09/01/2024	140,000	161,857
Durham Unified School District, General Obligation Unlimited Series A, AGM, 4.00%, 08/01/2037 - 08/01/2039	710,000	800,591
Elk Grove Unified School District, Certificate of Participation BAM, 5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,704,562
Etiwanda School District, Special Tax
Series 2,
3.00%, 09/01/2021 - 09/01/2022	185,000	188,457
3.50%, 09/01/2023	75,000	77,924
Eureka City Schools, General Obligation Unlimited, BAM, 4.00%, 08/01/2038	85,000	100,069
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax BAM, 2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,228,934
Folsom Cordova Unified School District, General Obligation Unlimited, Series D, AGM, 4.00%, 10/01/2044	40,000,000	45,553,120
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Series A, AGM, 5.00%, 01/15/2042	410,000	454,712
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A, AGM,
5.00%, 06/01/2040	1,000,000	1,169,343
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	16,195,000	16,997,708
5.25%, 06/01/2047	3,580,000	3,709,301
Series A-2,
5.00%, 06/01/2047	14,000,000	14,464,009
Hacienda La Puente Unified School District, Certificate of Participation, AGM, 5.00%, 06/01/2024	190,000	217,447
Heber Elementary School District, General Obligation Unlimited Series A, AGM, 4.00%, 08/01/2035 - 08/01/2038	360,000	410,996

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Jurupa Community Services District, Special Tax Series A, 4.00%, 09/01/2045 - 09/01/2050	$ 665,000	$ 743,704
Konocti Unified School District, General Obligation Unlimited, AGM, 5.00%, 08/01/2042	740,000	879,782
Lynwood Unified School District, General Obligation Unlimited Series B, BAM, 4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,722,922
McFarland Unified School District, General Obligation Unlimited Series A, BAM, 4.00%, 11/01/2040 - 11/01/2045	675,000	783,912
Menifee Union School District Public Financing Authority, Special Tax
Series A,
5.00%, 09/01/2023	425,000	463,518
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,444,232
Monterey Peninsula Community College District, General Obligation Unlimited, Zero Coupon, 08/01/2032	120,000	91,110
Mountain House Public Financing Authority, Revenue Bonds Series A, BAM, 4.00%, 12/01/2036 - 12/01/2038	610,000	721,434
Mountain View School District, General Obligation Unlimited, Series D, AGM, 4.00%, 08/01/2049	1,000,000	1,147,331
Newport Mesa Unified School District, General Obligation Unlimited, Zero Coupon, 08/01/2046	1,000,000	166,097
Oakdale Public Financing Authority, Special Tax, 2.63%, 09/01/2022	110,000	112,623
Ontario International Airport Authority, Revenue Bonds
Series A, AGM,
4.00%, 05/15/2051	2,100,000	2,479,702
5.00%, 05/15/2046	2,400,000	3,108,394
Palomar Health, Revenue Bonds, AGM, 5.00%, 11/01/2047	4,815,000	5,862,828
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation, Series A, AGM, 5.00%, 09/01/2022	425,000	451,217
Pollock Pines Elementary School District, General Obligation Unlimited, MAC, 4.00%, 08/01/2049	1,565,000	1,765,500
Redondo Beach Unified School District, General Obligation Unlimited, Series E, 5.50%, 08/01/2034	1,000,000	1,013,118

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Rio Elementary School District Community Facilities District, Special Tax BAM, 5.00%, 09/01/2029 - 09/01/2032	$ 1,535,000	$ 1,855,941
River Island Public Financing Authority Revenue, Revenue Bonds AGM, 4.00%, 09/01/2045 - 09/01/2050	2,400,000	2,759,110
Robla School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,236,083
5.00%, 08/01/2044	1,720,000	2,127,586
San Bernardino County Redevelopment Project, Tax Allocation Series B, AGM, 5.00%, 09/01/2025 - 09/01/2026	330,000	386,250
San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.00%, 10/15/2044	365,000	426,578
San Diego Unified School District, General Obligation Unlimited, Series K-2, Zero Coupon, 07/01/2030	1,350,000	1,141,216
San Leandro Unified School District, General Obligation Unlimited, AGC, Zero Coupon (D), 08/01/2039	305,000	298,666
Sanger Unified School District, Certificate of Participation, AGM, 3.13%, 06/01/2033	75,000	81,557
Santa Clarita Redevelopment Successor Agency, Tax Allocation, AGM, 5.00%, 10/01/2023	435,000	482,128
Saugus Union School District Financing Authority, Revenue Bonds, Series A, BAM, 4.00%, 09/01/2049	875,000	992,586
Snowline Joint Unified School District, Special Tax, Series A, 3.00%, 09/01/2022	280,000	288,433
South Tahoe Redevelopment Agency, Special Tax, Series 1, 3.38%, 10/01/2021	110,000	111,066
Stockton Public Financing Authority, Special Tax, Series A, BAM, 4.00%, 09/02/2030	1,310,000	1,518,460
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation, AGM, 5.00%, 09/01/2022	50,000	53,064

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Sutter Union High School District, General Obligation Unlimited, BAM, Zero Coupon, 08/01/2028	$ 140,000	$ 120,856
Tahoe-Truckee Unified School District, Certificate of Participation, BAM, 4.00%, 06/01/2043	1,000,000	1,123,827
University of California, Revenue Bonds, Series AV, 5.00%, 05/15/2049	20,000,000	24,689,044
Upland Community Facilities District, Special Tax, Series A, 4.00%, 09/01/2049	750,000	826,641
Vacaville Unified School District, Certificate of Participation, AGM, 4.00%, 12/01/2024	105,000	117,925
Washington Township Health Care District, General Obligation Unlimited Series DT, 4.00%, 08/01/2034 - 08/01/2036	1,585,000	1,750,892
Weed Union Elementary School District, Certificate of Participation
AGM,
2.38%, 03/01/2039	160,000	160,217
2.50%, 03/01/2041	170,000	170,523
2.63%, 03/01/2046	500,000	500,810
West Kern Community College District, Certificate of Participation AGM, 4.00%, 11/01/2040 - 11/01/2044	1,390,000	1,595,761

		302,362,627

Colorado - 2.4%
BNC Metropolitan District No. 1, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2032	360,000	436,500
Bradburn Metropolitan District No. 2, General Obligation Limited, Series A, 4.00%, 12/01/2028 (C)	397,000	423,716
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2037	525,000	556,633
Brighton Crossing Metropolitan District No. 6, General Obligation Limited, Series A, 5.00%, 12/01/2050	1,005,000	1,102,479
Bromley Park Metropolitan District No. 2, General Obligation Limited Series A, BAM, 5.00%, 12/01/2031 - 12/01/2032	460,000	572,885
Castle Oaks Metropolitan District No. 3, General Obligation Limited AGM, 4.00%, 12/01/2040 - 12/01/2050	2,470,000	2,917,664

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
City of Arvada, Certificate of Participation 4.00%, 12/01/2032 - 12/01/2033	$ 1,080,000	$ 1,235,477
City of Colorado Springs Utilities System Revenue, Revenue Bonds, 0.06% (A), 11/01/2035	1,280,000	1,280,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 08/01/2024 - 08/01/2026	365,000	416,994
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,887,602
Series A,
5.00%, 06/01/2036	540,000	629,108
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 09/01/2050	2,800,000	3,143,948
Series A,
4.00%, 08/01/2049	2,000,000	2,255,639
4.25%, 11/01/2024	335,000	325,475
5.00%, 12/01/2033	100,000	110,159
Series B,
5.00%, 05/15/2021 - 05/15/2026	2,815,000	3,026,824
Colorado Housing & Finance Authority, Revenue Bonds
0.07% (A), 11/01/2021	1,000,000	1,000,000
GNMA,
3.38%, 11/01/2033	450,000	482,986
Crystal Valley Metropolitan District No. 2, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2035	1,000,000	1,197,511
Denver Health & Hospital Authority, Revenue Bonds, Series A, 4.00%, 12/01/2040	750,000	865,893
Erie Commons Metropolitan District No. 2, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2039	1,300,000	1,515,477
Flying Horse Metropolitan District No. 2, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2050	875,000	1,027,093
Heather Gardens Metropolitan District, General Obligation Unlimited AGM, 4.00%, 12/01/2024 - 12/01/2030	1,365,000	1,597,679
North Park Metropolitan District No. 1, Revenue Bonds, Series A-2, 5.50%, 12/01/2034	1,000,000	1,086,194
Northglenn Urban Renewal Authority, Tax Allocation 4.00%, 12/01/2024 - 12/01/2038	2,705,000	3,035,416
Park Creek Metropolitan District, Revenue Bonds
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,404,608
Series A, AGM,
4.00%, 12/01/2046	6,530,000	7,699,832

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Park Creek Metropolitan District, Revenue Bonds (continued)
Series A, NATL-IBC,
5.00%, 12/01/2045	$ 1,220,000	$ 1,406,575
Regional Transportation District, Revenue Bonds, 4.00%, 07/15/2035	6,260,000	7,495,804
Sand Creek Metropolitan District, General Obligation Limited MAC, 4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,720,354
Silver Peaks Metropolitan District No. 2, General Obligation Limited BAM, 5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,820,251
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited, AGM, 4.00%, 12/01/2044	435,000	497,476
State of Colorado, Revenue Bonds, 4.00%, 06/25/2021	900,000	905,081
Transport Metropolitan District No. 3, General Obligation Limited
Series A-1,
4.13%, 12/01/2031	1,000,000	1,085,138
Series A2,
Zero Coupon (D), 12/01/2051	1,000,000	871,072
Vauxmont Metropolitan District, General Obligation Limited, AGM, 3.25%, 12/15/2050	1,880,000	2,006,873
Wyndham Hill Metropolitan District No. 2, General Obligation Limited, Series A, BAM, 4.00%, 12/01/2034	540,000	629,369

		59,671,785

Connecticut - 1.4%
City of Bridgeport, General Obligation Unlimited, Series C, AGM, 5.00%, 08/15/2024	1,275,000	1,459,466
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	20,000	20,772
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	541,991
Series A, BAM,
4.00%, 12/01/2027	515,000	601,567
5.00%, 12/01/2022 - 12/01/2026	11,430,000	13,448,536
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	796,518
Series B, AGM,
5.00%, 10/01/2032	100,000	114,546
Series C, AGM,
5.00%, 07/15/2023	900,000	993,333
Series C, BAM,
5.00%, 08/15/2021	320,000	324,268

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2035 - 08/01/2037	$ 555,000	$ 686,365
Series A, BAM-TCRS,
5.00%, 08/01/2037	435,000	526,253
Series B, BAM,
5.00%, 08/15/2025	40,000	47,494
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	420,196
Series A-1,
3.10%, 05/15/2028	2,015,000	2,193,373
Series B-1,
2.40%, 11/15/2026	90,000	95,772
Series B-3,
2.40%, 05/15/2026	55,000	58,686
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A, AGM-CR,
2.13%, 07/01/2031	7,965,000	7,965,287
Series B-2,
2.75%, 01/01/2026 (B)	650,000	656,590
Series J,
5.00%, 07/01/2034 - 07/01/2042	1,345,000	1,399,869
State of Connecticut, General Obligation Unlimited, Series B, 4.00%, 03/01/2029	25,000	26,541
State of Connecticut, Special Tax, Revenue Bonds, Series A, 5.00%, 08/01/2022	15,000	15,908
Town of Hamden, General Obligation Unlimited
BAM,
6.00%, 08/15/2033	1,190,000	1,537,300
Series A, BAM,
5.00%, 08/01/2027	535,000	659,818
Town of Sprague, General Obligation Unlimited, BAM, 4.00%, 09/01/2040	165,000	189,931

		34,780,380

Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds Series A, BAM, 5.00%, 10/01/2035 - 10/01/2044	2,075,000	2,591,765
Delaware State Economic Development Authority, Revenue Bonds, 5.00%, 08/01/2049	900,000	1,022,856

		3,614,621

District of Columbia - 0.4%
District of Columbia, Revenue Bonds
4.00%, 07/01/2049	1,000,000	1,108,671

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia, Revenue Bonds (continued)
Series A,
4.13%, 07/01/2027	$ 1,000,000	$ 1,044,593
5.00%, 07/01/2032	1,500,000	1,603,702
Series C,
4.00%, 12/01/2021	25,000	25,566
District of Columbia Housing Finance Agency, Revenue Bonds, Series A, 3.70%, 09/01/2033	1,510,000	1,715,391
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, 5.00%, 10/01/2023	25,000	26,725
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
5.00%, 10/01/2053	540,000	559,853
Series B, AGM,
4.00%, 10/01/2053	1,375,000	1,577,081
Series B, AGM-CR,
6.50% (D), 10/01/2044	1,065,000	1,432,521
Series C, AGC,
6.50% (D), 10/01/2041	285,000	366,026

		9,460,129

Florida - 3.4%
Bridgewater Community Development District, Special Assessment, 4.50%, 05/01/2031	25,000	27,694
Capital Trust Agency, Inc., Revenue Bonds
3.50%, 07/01/2021 - 07/01/2022 (B)	1,240,000	1,241,565
Series A-1,
5.00%, 07/01/2056 (B)	1,790,000	2,014,191
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	85,000	86,776
2.75%, 09/01/2025 - 09/01/2026	540,000	594,709
City of Fort Myers, Revenue Bonds 4.00%, 12/01/2032 - 12/01/2033	310,000	352,705
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	1,000,000	1,224,557
Series C,
5.00%, 10/01/2031	100,000	106,564
City of Miami Parking System Revenue, Revenue Bonds BAM, 5.00%, 10/01/2027 - 10/01/2029	1,215,000	1,538,789
City of Orlando Tourist Development Tax Revenue, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	3,730,000	4,670,533
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,870,000	9,362,302

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Tallahassee, Revenue Bonds, 5.00%, 10/01/2023	$ 55,000	$ 58,731
City of Tampa, Revenue Bonds
4.00%, 07/01/2045	2,000,000	2,311,048
5.00%, 07/01/2050	2,500,000	3,112,444
Series A,
5.00%, 11/15/2025	90,000	94,205
County of Lake, Revenue Bonds 5.00%, 01/15/2029 - 01/15/2049 (B)	1,750,000	1,910,198
County of Miami-Dade, Revenue Bonds, Series A, AGC, 6.88% (D), 10/01/2034	345,000	502,485
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds, Series B, 5.00%, 10/01/2044	1,000,000	1,270,905
County of Polk Utility System Revenue, Revenue Bonds, BAM, 5.00%, 10/01/2043	10,000,000	11,144,921
Florida Department of Environmental Protection, Revenue Bonds, Series A, 5.00%, 07/01/2022	55,000	58,119
Florida Development Finance Corp., Revenue Bonds Series A, 5.00%, 06/15/2035 - 06/15/2040	2,000,000	2,300,619
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.00%, 04/01/2035	1,050,000	1,200,037
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	70,000	71,923
2.25%, 07/01/2023	60,000	62,106
2.30%, 01/01/2024	155,000	161,307
2.35%, 07/01/2024	250,000	262,069
2.45%, 01/01/2025	205,000	215,345
2.50%, 07/01/2025	245,000	260,241
2.65%, 01/01/2026	250,000	267,365
2.70%, 07/01/2026	125,000	135,241
2.75%, 01/01/2027	250,000	271,622
2.85%, 01/01/2028	80,000	87,052
2.90%, 07/01/2028	190,000	206,363
3.75%, 07/01/2035	1,455,000	1,522,222
Florida Keys Aqueduct Authority, Revenue Bonds, Series A, 5.00%, 09/01/2049	1,250,000	1,443,968
Herons Glen Recreation District, Special Assessment
BAM,
3.00%, 05/01/2034 - 05/01/2035	495,000	539,244
4.00%, 05/01/2050	350,000	398,384
Lee County Industrial Development Authority, Revenue Bonds 5.00%, 11/15/2039 - 11/15/2044	3,500,000	4,055,033

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Manatee County School District, Revenue Bonds, AGM, 5.00%, 10/01/2021	$ 50,000	$ 51,002
Martin County Health Facilities Authority, Revenue Bonds, AGM-CR, 5.50%, 11/15/2042	15,000	15,426
Miami-Dade County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 06/01/2047 (B)	1,875,000	1,950,055
North Sumter County Utility Dependent District, Revenue Bonds
5.00%, 10/01/2042	100,000	106,087
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	635,214
Northern Palm Beach County Improvement District, Special Assessment, AGM, 5.00%, 08/01/2024	105,000	119,739
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,768,772
Series B,
5.00%, 10/01/2044	300,000	350,085
Orange County Housing Finance Authority, Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 3.15%, 09/01/2032	220,000	233,042
Palm Beach County Health Facilities Authority, Revenue Bonds, 5.00%, 05/15/2032	900,000	1,054,339
St. Johns County Industrial Development Authority, Revenue Bonds
4.00%, 08/01/2055	6,625,000	7,183,389
Series A,
Fixed until 08/01/2024, 4.13% (A), 08/01/2047	1,000,000	1,057,846
State of Florida Department of Transportation, Revenue Bonds, 5.00%, 07/01/2021	3,720,000	3,748,967
Tradition Community Development District No. 1, Special Assessment, AGM, 4.00%, 05/01/2023	275,000	294,221
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (B)	290,000	295,885
3.25%, 05/01/2026	2,430,000	2,557,007
Volusia County School Board, Certificate of Participation Series A, BAM, 5.00%, 08/01/2027 - 08/01/2028	625,000	748,095
Walton County District School Board, Certificate of Participation, AGM, 5.00%, 07/01/2026	220,000	255,230

		85,567,983

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 1.5%
Bibb County Development Authority, Revenue Bonds, 5.25%, 06/01/2050	$ 5,720,000	$ 7,186,609
City of East Point, Tax Allocation, 3.00%, 08/01/2022	1,000,000	1,018,246
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds, 5.00%, 04/01/2050	7,075,000	8,806,212
Cornelia Urban Redevelopment Agency, Revenue Bonds, AGM, 5.00%, 10/01/2054	1,440,000	1,780,933
Fulton Country Development Authority Hospital Revenue, Revenue Bonds, 4.00%, 04/01/2050	2,000,000	2,298,680
Fulton County Development Authority, Revenue Bonds, 4.00%, 07/01/2049	6,460,000	7,439,635
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	725,930
3.25%, 12/01/2037	1,320,000	1,389,311
Series C,
2.85%, 06/01/2028 - 12/01/2028	570,000	618,561
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.00%, 05/15/2049	5,000,000	7,411,515

		38,675,632

Guam - 0.0% (E)
Guam Government Waterworks Authority, Revenue Bonds 5.00%, 07/01/2023 - 07/01/2031	335,000	386,106
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	120,000	124,698
Series A, AGM,
5.00%, 10/01/2026	215,000	228,420

		739,224

Idaho - 0.2%
County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	4,500,000	4,772,557
Idaho Health Facilities Authority, Revenue Bonds, Series D, 5.00%, 12/01/2032	50,000	52,626
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026	255,000	270,858
4.63%, 07/01/2029 (B)	185,000	206,711
Series A-1, Class I,
2.75%, 07/01/2031	180,000	181,333

		5,484,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 14.9%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	$ 315,000	$ 332,952
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,647,085
5.00%, 02/01/2029	1,345,000	1,598,693
Berwyn Municipal Securitization Corp., Revenue Bonds, AGM-CR, 5.00%, 01/01/2035	8,230,000	10,301,448
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited, AGM, Zero Coupon, 01/01/2023	1,490,000	1,475,173
Carol Stream Park District, General Obligation Unlimited, BAM, 5.00%, 01/01/2037	1,375,000	1,627,772
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited Series A, AGM, 5.00%, 10/01/2022 - 10/01/2024	4,910,000	5,392,125
Channahon Park District, General Obligation Unlimited, Series A, BAM, 4.00%, 12/15/2038	50,000	58,227
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	421,633
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	154,041
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	24,683
Chicago O’Hare International Airport, Revenue Bonds
Series B, AGM,
4.00%, 01/01/2053	310,000	352,220
Series D, BAM-TCRS,
5.00%, 01/01/2039	25,000	26,711
Chicago Park District, General Obligation Limited, BAM-TCRS, 5.75%, 01/01/2038	325,000	359,019
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds, AGM-CR, 5.00%, 12/01/2051	35,000	40,442
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2023 - 03/01/2024	2,135,000	2,301,546
Series A, BAM,
4.00%, 03/01/2022	955,000	981,113
City of Chicago, General Obligation Unlimited Series C, 5.00%, 01/01/2026 - 01/01/2027	2,950,000	3,427,092

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
5.00%, 01/01/2022 - 01/01/2024	$ 700,000	$ 721,484
Series A, AGM,
5.25%, 01/01/2042	675,000	826,734
City of Chicago Waterworks Revenue, Revenue Bonds
4.00%, 11/01/2023	500,000	528,538
5.00%, 11/01/2021 - 11/01/2028	3,500,000	3,638,211
AGM-CR,
5.00%, 11/01/2027	165,000	176,402
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,552,377
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,424,704
City of East Moline, General Obligation Unlimited Series A, AGM, 4.00%, 01/15/2035 - 01/15/2037	1,885,000	2,258,786
City of Flora, General Obligation Unlimited BAM, 3.50%, 11/01/2022 - 11/01/2024	660,000	700,207
City of Monmouth, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 12/01/2044	100,000	35,168
Series B, BAM,
3.00%, 12/01/2023	130,000	138,325
City of North Chicago, General Obligation Unlimited, Series B, AGM, 4.00%, 11/01/2023	40,000	43,403
City of Peoria, General Obligation Unlimited Series B, BAM-TCRS, 5.00%, 01/01/2026 - 01/01/2027	2,370,000	2,808,715
City of Sterling, General Obligation Unlimited, AGM, 3.00%, 12/01/2024	140,000	151,348
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,706,879
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	1,989,185
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited BAM-TCRS, 4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,035,911
Cook & Will Counties Community College District No. 515, General Obligation Limited 5.00%, 12/01/2024	70,000	79,986
Cook & Will Counties School District No. 194, General Obligation Limited, Series B, BAM, 5.00%, 12/01/2033	775,000	895,722

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties School District No. 194, General Obligation Unlimited, BAM, 4.13%, 12/01/2035	$ 680,000	$ 753,923
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2022 - 12/01/2024	1,375,000	1,501,645
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,383,464
Cook County Community High School District No. 229, General Obligation Limited, 4.00%, 12/01/2023	1,505,000	1,641,051
Cook County School District No. 100, General Obligation Unlimited, BAM, 4.00%, 12/01/2021	430,000	439,032
Cook County School District No. 111, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2037	2,350,000	2,922,726
Cook County School District No. 111, General Obligation Unlimited AGM, 4.00%, 12/01/2033 - 12/01/2034	1,195,000	1,380,854
Cook County School District No. 149, General Obligation Limited, Series A-1, AGM, 4.00%, 12/01/2028	980,000	1,066,463
Cook County School District No. 157, General Obligation Unlimited Series A, AGM, Zero Coupon, 11/01/2022 - 11/01/2025	920,000	882,742
Cook County School District No. 158, General Obligation Limited, AGM, 3.00%, 12/01/2021	325,000	330,151
Cook County School District No. 160, General Obligation Unlimited Series A, BAM, 4.00%, 12/01/2026 - 12/01/2027	285,000	333,268
Cook County School District No. 163, General Obligation Limited, Series A, AGM, 5.00%, 12/15/2028	70,000	72,087
Cook County School District No. 31, General Obligation Limited Series A, 3.00%, 12/01/2021	100,000	101,580
Cook County School District No. 94, General Obligation Unlimited BAM, 4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,396,591
Cook County Township High School District No. 201, General Obligation Limited, Series C, AGM, Zero Coupon, 12/01/2024	315,000	302,669

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	$ 700,000	$ 786,253
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,735,374
Cook County Township High School District No. 220, General Obligation Unlimited BAM, 5.00%, 12/01/2028 - 12/01/2034	1,265,000	1,605,003
County of Cook, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 11/15/2024	1,500,000	1,607,695
County of Logan, General Obligation Unlimited, Series B, BAM, 3.25%, 11/01/2037	50,000	53,273
County of Union, General Obligation Unlimited, AGM, 4.25%, 09/01/2042	665,000	774,319
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Limited Series B, BAM, 4.00%, 02/01/2039 - 02/01/2041	1,310,000	1,506,546
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 02/01/2030	2,060,000	2,114,710
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited, Series B, AGM, 4.00%, 12/01/2034	785,000	885,753
Grundy County School District No. 54, General Obligation Unlimited, AGM-CR, 6.00%, 12/01/2024	2,050,000	2,118,777
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited, Series A, AGM, 5.00%, 08/15/2028	150,000	177,754
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	751,010
5.00%, 07/01/2021 - 08/01/2031	3,935,000	4,654,950
AGM,
4.00%, 12/01/2023	140,000	152,807
5.00%, 12/01/2036	1,900,000	2,244,984
Series A,
5.00%, 11/01/2029	3,105,000	3,695,778
Series A,
4.00%, 11/01/2023	405,000	423,585
4.13%, 05/15/2047	5,335,000	6,072,833
5.00%, 07/01/2021 - 11/01/2049	5,750,000	6,213,592

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds (continued)
Series C,
5.00%, 08/15/2021	$ 30,000	$ 30,401
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,454,438	1,540,102
Series A-1,
3.00%, 02/01/2022	340,000	346,183
Illinois Sports Facilities Authority, Revenue Bonds, BAM-TCRS, 5.00%, 06/15/2029	1,980,000	2,513,553
Illinois State Toll Highway Authority, Revenue Bonds
Series B,
5.00%, 01/01/2037	140,000	165,737
Series D,
5.00%, 01/01/2024	45,000	50,531
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited, Series A, AMBAC, BAM-TCRS, Zero Coupon, 11/01/2022	1,300,000	1,284,841
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited Series A, BAM, 5.00%, 12/01/2026 - 12/01/2027	3,975,000	4,761,891
Joliet Regional Port District, General Obligation Unlimited, Series A, AGM, 4.00%, 12/30/2024	250,000	276,529
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited, Series A, 5.00%, 01/01/2033	260,000	290,556
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited Series D, 5.00%, 01/01/2025 - 01/01/2026	130,000	146,136
Kane County School District No. 129, General Obligation Unlimited Series C, BAM-TCRS, 5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,677,469
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited, Series A, 5.00%, 12/15/2022	100,000	103,013
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,459,738
Series B,
3.50%, 01/01/2027	160,000	169,789

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited (continued)
Series B, BAM,
4.00%, 01/01/2034 - 01/01/2036	$ 1,785,000	$ 2,027,863
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited, 5.00%, 01/01/2022	50,000	51,564
Lake County Community Unit School District No. 116, General Obligation Limited, Series B, 3.00%, 01/15/2023	105,000	109,668
Lake County School District No. 38, General Obligation Unlimited, BAM-TCRS, 3.00%, 02/01/2022	2,500,000	2,550,151
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited Series B, AGM, 4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,158,149
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,279,476
4.00%, 12/01/2025	1,360,000	1,559,986
Macon County School District No. 61, General Obligation Unlimited
AGM,
5.00%, 12/01/2040	550,000	679,033
Series C, AGM,
4.00%, 01/01/2040 - 01/01/2045	4,530,000	5,001,219
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited BAM, 4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,776,708
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited
BAM,
5.00%, 12/01/2030	3,270,000	4,126,912
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,835,821
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	105,000	107,333
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,580,000	4,346,827
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,603,895
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited, AGM-CR, FGIC, Zero Coupon, 01/01/2024	540,000	526,273

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McHenry County Community Unit School District No. 12, General Obligation Unlimited
BAM,
5.00%, 01/01/2035	$ 2,625,000	$ 3,015,487
Series A, AGM,
5.00%, 01/01/2023	70,000	74,809
McHenry County Conservation District, General Obligation Unlimited, 5.00%, 02/01/2026	110,000	128,815
McLean County Public Building Commission, Revenue Bonds, 4.00%, 12/01/2034	1,245,000	1,391,896
Metropolitan Pier & Exposition Authority, Revenue Bonds
BAM-TCRS,
5.00%, 06/15/2052	315,000	356,264
NATL,
5.70% (D), 06/15/2023	165,000	183,364
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	92,698
Series B,
5.00%, 12/15/2028	145,000	151,126
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2021 - 07/01/2023	1,505,000	1,521,267
4.00%, 07/01/2025	565,000	612,080
Northeastern Illinois University, Revenue Bonds Series 1, BAM, 4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,044,834
Northern Illinois University, Certificate of Participation, AGM, 5.00%, 09/01/2024	105,000	120,188
Northern Illinois University, Revenue Bonds
BAM,
4.00%, 10/01/2043 (F)	650,000	755,108
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,940,000	5,722,322
5.00%, 04/01/2027	355,000	434,505
Northlake Public Library District, General Obligation Unlimited, AGM, 3.00%, 12/01/2021	610,000	619,668
Peoria Public Building Commission, Revenue Bonds, BAM, 5.00%, 12/01/2022	1,075,000	1,150,969
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited Series C, MAC, 4.00%, 12/01/2026 - 12/01/2029	625,000	682,622

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.25%, 06/01/2021	$ 50,000	$ 50,184
5.38%, 06/01/2021	85,000	85,321
6.00%, 06/01/2028	75,000	75,331
Regional Transportation Authority, Revenue Bonds, Series A, NATL, 5.50%, 07/01/2025	65,000	77,647
Rock Island County Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	175,000	177,204
4.00%, 12/01/2023	285,000	308,013
5.00%, 12/01/2024 - 12/01/2041	1,745,000	2,100,473
Sales Tax Securitization Corp., Revenue Bonds, BAM-TCRS, 5.00%, 01/01/2038	6,525,000	7,850,052
Sangamon County Community Unit School District No. 5, General Obligation Unlimited, Series B, 5.00%, 01/01/2023	150,000	161,029
Sangamon County Water Reclamation District, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 01/01/2044	14,135,000	15,996,401
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2040	1,270,000	1,474,648
5.00%, 12/01/2036	345,000	434,137
Southern Illinois University, Certificate of Participation, Series A-1, BAM, 4.00%, 02/15/2026	455,000	493,384
Southern Illinois University, Revenue Bonds, Series A, AGM, 5.50%, 04/01/2023	370,000	397,081
Southwestern Illinois Development Authority, Revenue Bonds, Series B, BAM-TCRS, 5.00%, 10/15/2026	1,000,000	1,192,697
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited, AMBAC, BAM-TCRS, Zero Coupon, 12/01/2023	450,000	445,851
St. Clair County High School District No. 201, General Obligation Unlimited, Series B, BAM, 5.00%, 02/01/2025	4,040,000	4,698,230
St. Clair County School District No. 119, General Obligation Unlimited, Series A, AGM, 4.00%, 04/01/2038	500,000	583,543

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 11/01/2035	$ 8,180,000	$ 9,588,455
5.25%, 07/01/2030	1,020,000	1,107,997
5.50%, 07/01/2025 - 05/01/2039	6,135,000	7,749,649
5.75%, 05/01/2045	1,645,000	2,110,141
BAM-TCRS,
4.00%, 06/01/2041	18,625,000	20,105,172
Series A,
4.00%, 01/01/2030	225,000	229,643
5.00%, 04/01/2024	3,350,000	3,628,581
Taylorville Community Unit School District No. 3, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2040	585,000	704,712
Tazewell County School District No. 51, General Obligation Unlimited NATL, 9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,483,565
Town of Cicero, General Obligation Unlimited, Series B, AGM, 4.20%, 12/01/2027	340,000	341,043
University of Illinois, Revenue Bonds
Series A, AGM,
4.00%, 04/01/2043	5,795,000	6,557,402
Series A, AMBAC,
5.50%, 04/01/2022	75,000	78,401
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,604,828
Village of Bedford Park Water System Revenue, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2026	95,000	106,495
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2027	235,000	271,787
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,077,745
Village of Broadview, General Obligation Unlimited Series A, BAM, 3.00%, 12/01/2021 - 12/01/2022	305,000	313,259
Village of Calumet Park, General Obligation Unlimited BAM, 4.00%, 12/01/2021 - 12/01/2032	2,540,000	2,813,998
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,526,650
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	8,036,902
Village of Dolton, General Obligation Unlimited, Series A, AGC, 4.50%, 12/01/2024	300,000	300,666

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Franklin Park, Revenue Bonds, BAM, 5.00%, 04/01/2026	$ 230,000	$ 270,095
Village of Hazel Crest, General Obligation Unlimited BAM, 4.00%, 12/01/2024 - 12/01/2025	640,000	723,126
Village of Lombard, General Obligation Unlimited 5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,846,420
Village of Lyons, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2036 -12/01/2037	2,055,000	2,456,396
5.00%, 12/01/2032	125,000	133,668
Series C, BAM,
4.00%, 12/01/2022 - 12/01/2023	550,000	581,216
Village of Matteson, Revenue Bonds BAM, 5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,335,590
Village of Montgomery, Special Assessment
BAM,
2.85%, 03/01/2024	180,000	189,899
3.00%, 03/01/2025	135,000	144,681
3.10%, 03/01/2026	249,000	271,063
3.30%, 03/01/2028	191,000	212,097
3.40%, 03/01/2029	694,000	769,343
3.45%, 03/01/2030	131,000	144,666
Village of Mount Prospect, General Obligation Unlimited, 3.00%, 12/01/2021	100,000	101,503
Village of Mundelein, General Obligation Unlimited, AGM, 4.00%, 12/15/2039	720,000	835,147
Village of Rosemont, General Obligation Unlimited
Series A, BAM,
4.00%, 12/01/2049	27,220,000	31,511,832
5.00%, 12/01/2042	11,335,000	14,191,966
Village of Stone Park, General Obligation Unlimited Series B, BAM, 4.00%, 02/01/2035 - 02/01/2036	310,000	349,698
Warren County Community Unit School District No. 238, General Obligation Unlimited, AGM, 4.00%, 12/01/2021	75,000	76,553
Wauconda Special Service Area No.1, Special Tax, Series A, BAM, 5.00%, 03/01/2033	305,000	345,373
Western Illinois Economic Development Authority, Revenue Bonds 4.00%, 06/01/2021 - 06/01/2033	4,915,000	5,006,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	$ 3,010,000	$ 3,073,137
5.00%, 10/01/2024	3,330,000	3,718,816
Western Illinois University, Revenue Bonds BAM, 5.00%, 04/01/2022 - 04/01/2024	1,975,000	2,100,404
Will County Community High School District No. 210, General Obligation Unlimited, Series A, AGM-CR, 5.00%, 01/01/2027	3,475,000	3,696,700
Will County Community Unit School District No. 201, General Obligation Limited, Series C, AGM, 5.00%, 01/01/2027	1,075,000	1,288,919
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	610,000	591,996
Series B, AGM,
5.00%, 01/01/2026	595,000	710,380
Will County School District No. 86, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 03/01/2024	8,105,000	9,101,290
Will Grundy Etc. County Revenue, General Obligation Unlimited, Series B, 5.00%, 06/01/2038	200,000	222,538

		377,271,636

Indiana - 1.7%
Bloomington Redevelopment District, Tax Allocation Series A-1, 5.00%, 02/01/2026 - 02/01/2040	2,200,000	2,737,111
City of Evansville, Revenue Bonds, Series A, AGM, 5.00%, 02/01/2025	140,000	161,124
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,295,000	6,841,509
Series D,
Fixed until 06/01/2021, 2.05% (A), 04/01/2025	645,000	645,845
Evansville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,840,000	6,815,641
5.00%, 02/01/2026	700,000	839,599
Greater Clark County School Building Corp., Revenue Bonds, Series A, 4.00%, 07/15/2024	135,000	149,859

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Hammond Multi-School Building Corp., Revenue Bonds, 4.00%, 07/15/2021	$ 380,000	$ 382,685
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	1,037,041
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,561,900
Series A,
3.00%, 11/01/2030	3,500,000	3,667,496
Series B,
3.00%, 11/01/2030	625,000	654,910
Series C,
3.00%, 11/01/2030	3,825,000	4,008,049
Indiana Health Facility Financing Authority, Revenue Bonds, 5.00%, 11/15/2034	1,725,000	2,042,367
Indiana Housing & Community Development Authority, Revenue Bonds, Series A-1, GNMA, FNMA, FHLMC, 2.85%, 07/01/2031	160,000	168,116
Indiana University, Revenue Bonds, Series A, 5.00%, 06/01/2024	50,000	57,256
Merrillville Building Corp., Revenue Bonds BAM, 4.00%, 07/15/2036 - 12/15/2039	2,720,000	3,189,488
Merrillville Redevelopment Authority, Revenue Bonds BAM, 4.00%, 07/15/2036 - 12/15/2039	2,860,000	3,367,721
Purdue University, Revenue Bonds, Series A, 0.06% (A), 07/01/2029	685,000	685,000
Wawasee High School Building Corp., Revenue Bonds, 5.00%, 07/15/2038	1,300,000	1,555,125

		42,567,842

Iowa - 0.4%
City of West Des Moines, General Obligation Unlimited, Series A, 3.00%, 06/01/2021	625,000	626,321
Iowa Finance Authority, Revenue Bonds 5.00%, 05/15/2041 - 05/15/2047	7,840,000	8,817,162

		9,443,483

Kansas - 0.2%
City of Dodge City, Revenue Bonds, 3.00%, 07/15/2021	80,000	80,427
City of Wichita, Revenue Bonds, Series I, 5.00%, 05/15/2028	300,000	322,004
Kansas Development Finance Authority, Revenue Bonds, Series C, BAM, 4.00%, 05/01/2022	90,000	93,304
Marais Des Cygnes Public Utility Authority, Revenue Bonds AGM, 3.00%, 12/01/2026 - 12/01/2027	725,000	803,071

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Montgomery County Unified School District No. 446, General Obligation Unlimited, BAM, 5.00%, 09/01/2028	$ 310,000	$ 382,660
Unified Government of Greeley County, General Obligation Unlimited, Series B, 5.00%, 12/01/2037	225,000	267,348
University of Kansas Hospital Authority, Revenue Bonds, Series A, 5.00%, 03/01/2047	2,750,000	3,297,321

		5,246,135

Kentucky - 3.2%
Bullitt County School District Finance Corp., Revenue Bonds, 3.10%, 09/01/2026	65,000	69,708
City of Winchester Combined Utilities Revenue, Revenue Bonds, Series A, BAM, 4.00%, 07/01/2029	685,000	816,067
County of Hardin, Revenue Bonds AGM, 5.75%, 08/01/2033 - 08/01/2045	105,000	117,825
County of Knox, General Obligation Unlimited, BAM, 5.00%, 10/01/2035	585,000	724,424
Eastern Kentucky University, Revenue Bonds, Series A, 4.00%, 04/01/2025	125,000	141,542
Fayette County School District Finance Corp., Revenue Bonds, Series B, 4.00%, 05/01/2024	140,000	154,451
Kentucky Bond Development Corp., Revenue Bonds, BAM, 5.00%, 09/01/2049	21,780,000	26,882,248
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	1,230,000	1,247,444
AGM,
5.00%, 12/01/2045 - 12/01/2047	6,805,000	8,240,145
Kentucky Municipal Power Agency, Revenue Bonds
NATL,
5.00%, 09/01/2032	1,000,000	1,221,939
Series A,
Fixed until 03/01/2026, 3.45% (A), 09/01/2042	2,500,000	2,639,071
Series A, NATL,
5.00%, 09/01/2023	115,000	126,542
Kentucky State Property & Building Commission, Revenue Bonds
BAM,
5.00%, 05/01/2034	2,000,000	2,493,028

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky State Property & Building Commission, Revenue Bonds (continued)
BAM-TCRS,
5.00%, 04/01/2029	$ 3,150,000	$ 3,875,173
Series A, AGM,
5.00%, 11/01/2030	1,000,000	1,325,994
Kentucky Turnpike Authority, Revenue Bonds, Series A, 5.00%, 07/01/2021	45,000	45,336
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds AGM-CR, 4.00%, 06/01/2024 - 06/01/2029	16,260,000	18,756,672
Louisville / Jefferson County Metropolitan Government, Revenue Bonds Series A, 4.00%, 10/01/2039 - 10/01/2040	850,000	973,912
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	155,000	165,883
4.00%, 04/01/2030 - 04/01/2032	435,000	484,891
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	56,594
2.38%, 02/01/2025	240,000	254,997
2.50%, 02/01/2027	280,000	297,041
3.00%, 02/01/2028 - 02/01/2032	365,000	394,893
Northern Kentucky University, Revenue Bonds
Series A,
4.00%, 09/01/2025	900,000	1,029,680
Series A, AGM,
4.00%, 09/01/2030	1,130,000	1,298,330
Paducah Electric Plant Board, Revenue Bonds Series A, AGM, 5.00%, 10/01/2029 - 10/01/2032	2,355,000	2,874,583
Warren County Justice Center Expansion Corp., Revenue Bonds, 5.00%, 09/01/2024	820,000	937,737
Warren County School District Finance Corp., Revenue Bonds, 4.00%, 04/01/2026	3,690,000	4,241,218

		81,887,368

Louisiana - 2.4%
Jefferson Sales Tax District, Revenue Bonds
Series B, AGM,
4.00%, 12/01/2039	1,935,000	2,323,497
5.00%, 12/01/2032	35,000	43,928
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 08/01/2026 - 08/01/2029	13,195,000	16,151,262

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (continued)
BAM,
5.00%, 10/01/2028 - 10/01/2034	$ 510,000	$ 650,747
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027 (G)	3,160,000	3,002,000
AGM,
5.00%, 06/01/2021	65,000	65,231
Series A,
4.00%, 05/15/2049	1,525,000	1,758,696
New Orleans Aviation Board, Revenue Bonds AGM, 5.00%, 10/01/2033 - 10/01/2048	14,105,000	17,135,887
Parish of St. John the Baptist, Revenue Bonds
Fixed until 07/01/2024, 2.10% (A), 06/01/2037	1,220,000	1,257,376
Fixed until 07/01/2026, 2.20% (A), 06/01/2037	4,210,000	4,366,351
Series B-2,
Fixed until 07/01/2026, 2.38% (A), 06/01/2037	3,500,000	3,660,317
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds Series A, 5.00%, 07/01/2034 - 07/01/2048	8,750,000	10,627,576

		61,042,868

Maine - 0.3%
City of Portland General Airport Revenue, Revenue Bonds, 5.00%, 01/01/2028	640,000	746,620
Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.00%, 10/01/2028	350,000	426,726
Maine State Housing Authority, Revenue Bonds
Series B,
2.75%, 11/15/2028	310,000	333,693
2.90%, 11/15/2029	880,000	945,423
3.15%, 11/15/2039	495,000	540,816
3.35%, 11/15/2044	130,000	140,703
Series C,
2.35%, 11/15/2027	50,000	52,536
2.50%, 11/15/2028	550,000	579,873
2.75%, 11/15/2031	2,120,000	2,221,151
Series D-1,
2.50%, 11/15/2026	435,000	469,770
2.65%, 11/15/2027	555,000	600,528
2.80%, 11/15/2028	570,000	616,030
2.95%, 11/15/2029	250,000	269,800

		7,943,669

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.5%
City of Baltimore, Revenue Bonds, Series C, 5.00%, 07/01/2028	$ 50,000	$ 55,673
City of Rockville, Revenue Bonds
Series A-1,
5.00%, 11/01/2021 - 11/01/2023	550,000	566,807
Series A-2,
2.25%, 11/01/2022	250,000	247,536
5.00%, 11/01/2023	345,000	361,362
Maryland Community Development Administration, Revenue Bonds, Series E, 0.07% (A), 03/01/2041	3,875,000	3,875,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
4.00%, 07/01/2045 - 07/01/2050	750,000	850,632
5.00%, 07/01/2021	35,000	35,271
Series A,
5.00%, 05/15/2045	5,810,000	6,966,991

		12,959,272

Massachusetts - 1.4%
City of Worcester, General Obligation Limited, 2.00%, 02/01/2022	25,000,000	25,349,610
Commonwealth of Massachusetts, General Obligation Limited, Series A, 5.00%, 07/01/2037	45,000	52,943
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	334,433
4.38%, 10/01/2029	300,000	318,491
Massachusetts Bay Transportation Authority, Revenue Bonds, 0.07% (A), 03/01/2030	630,000	630,000
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2039	250,000	282,230
Series C, AGM,
4.00%, 10/01/2045	1,225,000	1,419,825
Massachusetts Housing Finance Agency, Revenue Bonds
2.10%, 12/01/2035	1,630,000	1,649,157
Series 178,
3.70%, 12/01/2033	330,000	352,631
Series 183,
2.80%, 06/01/2031	1,575,000	1,655,888
Series 187, FNMA,
2.65%, 12/01/2027	590,000	635,283
2.80%, 06/01/2028 - 12/01/2028	2,815,000	3,027,756
Series C,
2.60%, 12/01/2026	150,000	162,850
2.70%, 06/01/2027	150,000	162,873
2.85%, 06/01/2028	160,000	173,519
2.90%, 12/01/2028	125,000	135,455

		36,342,944

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 3.3%
Allendale Public School District, General Obligation Unlimited, 5.00%, 11/01/2026	$ 100,000	$ 120,825
Capac Community School District, General Obligation Unlimited BAM, 4.00%, 05/01/2027 - 05/01/2031	910,000	1,070,882
City of Detroit Sewage Disposal System Revenue, Revenue Bonds, Series A, AGM, 5.25%, 07/01/2024	50,000	57,383
Clarkston Community Schools, General Obligation Unlimited, Series I, 5.00%, 05/01/2041	20,000	23,808
Decatur Public School District, General Obligation Unlimited, 3.00%, 05/01/2022	145,000	148,815
Detroit Downtown Development Authority, Tax Allocation, Series A, AGM, 5.00%, 07/01/2048	1,000,000	1,121,752
Detroit Wayne County Stadium Authority, Revenue Bonds, AGM, 5.00%, 10/01/2026	2,795,000	2,977,223
Eastern Michigan University, Revenue Bonds, BAM-TCRS, 4.00%, 03/01/2047	2,925,000	3,287,478
Fitzgerald Public School District, General Obligation Unlimited, BAM, 4.00%, 05/01/2025	630,000	711,130
Forest Hills Public Schools, General Obligation Unlimited, Series I, 3.00%, 05/01/2024	85,000	91,967
Grand Rapids Economic Development Corp., Revenue Bonds, 3.00%, 11/01/2022	805,000	808,008
Grand Rapids Public Schools, General Obligation Unlimited, AGM, 5.00%, 05/01/2030	730,000	873,699
Grand Traverse County Hospital Finance Authority, Revenue Bonds, 0.08% (A), 07/01/2041	1,000,000	1,000,000
Lake City Area Schools, General Obligation Unlimited, BAM, 5.00%, 05/01/2035	2,725,000	3,257,000
Meridian Economic Development Corp., Revenue Bonds, Series A, 3.25%, 07/01/2021	605,000	604,090
Michigan Finance Authority, Revenue Bonds
5.00%, 05/15/2054	28,760,000	33,724,272

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds (continued)
Series A,
4.00%, 11/15/2050	$ 450,000	$ 510,358
Series C,
5.25%, 10/01/2043	20,000	22,266
Michigan State Hospital Finance Authority, Revenue Bonds, Series F, Fixed until 03/15/2023, 2.40% (A), 11/15/2047	780,000	811,908
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	1,485,000	1,595,948
Series D,
3.65%, 10/01/2032	2,700,000	2,754,726
Michigan Strategic Fund, Revenue Bonds, 5.00%, 11/15/2049	2,500,000	2,771,753
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030	400,000	456,855
Series A,
4.00%, 05/01/2025	130,000	147,290
Southgate Community School District, General Obligation Unlimited 5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,347,756
Stockbridge Community Schools, General Obligation Unlimited, Series A, 5.00%, 05/01/2031	375,000	453,092
Sturgis Public School District, General Obligation Unlimited, Series A, 5.00%, 05/01/2026	45,000	53,285
Tri-County Area School District, General Obligation Unlimited, AGM, 4.00%, 05/01/2044	5,170,000	5,989,210
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	814,297
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2024	5,450,000	6,197,163
Wayne County Airport Authority, Revenue Bonds, Series A, 5.00%, 12/01/2032	250,000	308,394
Zeeland Public Schools, General Obligation Unlimited Series B, BAM, 5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,231,269

		82,343,902

Minnesota - 2.1%
City of Apple Valley, Revenue Bonds, 4.25%, 09/01/2038	1,000,000	1,035,509

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	$ 245,000	$ 256,886
4.40%, 07/01/2025	110,000	116,045
City of Minneapolis, Revenue Bonds Series A, AGM-CR, 5.00%, 11/15/2035 - 11/15/2036	21,225,000	26,447,062
City of Red Wing, Revenue Bonds, Class A, 5.00%, 08/01/2047	1,250,000	1,261,949
City of Stillwater, Tax Allocation
3.00%, 02/01/2022 - 02/01/2027	2,250,000	2,333,843
4.00%, 02/01/2030	500,000	529,796
County of Hennepin, General Obligation Unlimited, Series B, 0.06% (A), 12/01/2041	4,175,000	4,175,000
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
5.00%, 11/15/2025 - 12/01/2030	1,205,000	1,435,694
Series B,
4.25%, 04/01/2025	110,000	113,190
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	112,790
Series B, GNMA, FNMA, FHLMC,
2.40%, 01/01/2035	4,920,000	5,118,859
2.63%, 01/01/2040	6,180,000	6,460,236
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	40,000	41,445
2.95%, 07/01/2025	25,000	25,983
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	1,540,000	1,660,574
Series F,
2.90%, 01/01/2026	60,000	62,295
2.95%, 07/01/2026	70,000	72,753
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	930,000	964,937
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2036	675,000	717,599

		52,942,445

Mississippi - 0.9%
Mississippi Development Bank, Revenue Bonds
AGM,
6.88%, 12/01/2040	3,160,000	3,629,517
AGM-CR,
5.25%, 02/01/2049	7,390,000	9,358,192
BAM,
4.00%, 07/01/2050	3,730,000	4,371,172
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	445,000	469,657
2.35%, 06/01/2025	320,000	339,971
2.45%, 12/01/2025	270,000	289,391

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Home Corp., Revenue Bonds (continued)
2.70%, 12/01/2026	$ 405,000	$ 441,884
2.75%, 06/01/2027	150,000	163,108
2.85%, 06/01/2028	170,000	184,555
West Rankin Utility Authority, Revenue Bonds AGM, 5.00%, 01/01/2037 - 01/01/2038	3,105,000	3,556,565

		22,804,012

Missouri - 1.0%
Belton School District No. 124, Certificate of Participation, AGM, 5.00%, 01/15/2044	700,000	788,514
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2021	350,000	351,429
4.00%, 11/01/2022	350,000	358,157
City of Kansas City, Revenue Bonds, Series A, 5.00%, 09/01/2034	100,000	100,327
City of St. Louis Industrial Development Authority, Tax Allocation, 3.75%, 11/01/2027	245,000	249,910
Health & Educational Facilities Authority, Revenue Bonds
Series A,
4.00%, 02/15/2049	500,000	571,255
5.00%, 02/01/2029	2,145,000	2,426,338
Kansas City Industrial Development Authority, Revenue Bonds, AGM-CR, 5.00%, 03/01/2033	4,690,000	6,088,602
Lincoln University Auxiliary System Revenue, Revenue Bonds
AGM,
4.00%, 06/01/2036 - 06/01/2037	565,000	638,128
5.00%, 06/01/2027	870,000	1,084,598
Missouri Health & Educational Facilities Authority Revenue, Revenue Bonds, 4.00%, 06/01/2053	5,000,000	5,753,611
Missouri Housing Development Commission, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,223
2.55%, 11/01/2029	295,000	308,020
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, 5.00%, 12/01/2043	250,000	301,515
Missouri Southern State University, Revenue Bonds, Series A, AGM, 4.00%, 10/01/2037	170,000	192,313
St. Louis Municipal Finance Corp., Revenue Bonds Series A, AGM, 5.00%, 02/15/2030 - 02/15/2033	4,160,000	5,037,550

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
St. Louis Municipal Library District, Certificate of Participation, BAM, 4.00%, 03/15/2048	$ 660,000	$ 738,999

		24,994,489

Montana - 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	575,000	700,904
Series C,
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,666,357

		2,367,261

Nebraska - 0.3%
Central Plains Energy Project, Revenue Bonds, Series A, 5.00%, 09/01/2034	580,000	781,118
Madison County Hospital Authority No. 1, Revenue Bonds, Series V, 5.00%, 07/01/2025	1,765,000	2,065,213
Omaha Public Power District, Revenue Bonds, Series A, 5.00%, 02/01/2034	3,850,000	4,454,301

		7,300,632

Nevada - 0.2%
County of Washoe, Revenue Bonds, Series B, Fixed until 06/01/2022, 3.00% (A), 03/01/2036	1,200,000	1,234,393
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	340,000	349,031
2.25%, 09/01/2024	520,000	541,734
2.38%, 03/01/2022	895,000	907,827
2.50%, 03/01/2023 - 09/01/2025	1,155,000	1,201,629
Nevada System of Higher Education, Revenue Bonds Series A, 5.00%, 07/01/2021 - 07/01/2024	50,000	52,676

		4,287,290

New Jersey - 7.7%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	230,000	258,723
Series A,
5.00%, 01/15/2029	10,000	11,612
City of Atlantic City, General Obligation Unlimited, Series B, AGM, 5.00%, 03/01/2037	900,000	1,077,622
City of Bayonne, General Obligation Unlimited, AGM, 5.00%, 08/01/2024	70,000	80,264

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Paterson, General Obligation Unlimited, BAM, 5.00%, 01/15/2024	$ 745,000	$ 796,775
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	200,000	247,499
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,287,912
Cumberland County Improvement Authority, Revenue Bonds BAM, 5.00%, 12/15/2023 - 12/15/2024	845,000	976,021
Essex County Improvement Authority, Revenue Bonds
4.00%, 11/01/2045	3,475,000	3,935,839
Series A,
5.00%, 12/01/2035 (H) (I)	535,000	374,500
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	5,050,000	6,259,309
Series C, AGM,
5.25%, 11/01/2021	45,000	46,128
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030	150,000	166,670
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,627,961
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	45,000	45,130
Series A, BAM,
5.00%, 06/15/2028	640,000	772,952
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 11/01/2044	10,000,000	12,156,437
Series A,
3.50%, 09/01/2022 (B) (C)	80,000	80,817
4.25%, 09/01/2027 (B)	200,000	212,900
5.00%, 06/15/2022 - 06/15/2025	8,675,000	9,757,154
5.00%, 09/01/2037 (B)	750,000	805,374
Series A, BAM,
3.13%, 07/01/2031	2,510,000	2,730,390
5.00%, 06/15/2021 - 07/01/2028	12,965,000	14,840,417
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,850,000	19,826,149
Series B,
4.25%, 09/01/2022 (B) (C)	95,000	95,067
Series C,
4.00%, 06/15/2025	1,825,000	2,072,998
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,364,639
Series DDD,
5.00%, 06/15/2042	2,000,000	2,370,725

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds (continued)
Series DDD,
5.00%, 06/15/2024	$ 2,000,000	$ 2,280,283
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	6,950,000	8,584,941
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,554,391
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	1,036,797
Series WW,
5.25%, 06/15/2040	1,095,000	1,257,419
New Jersey Educational Facilities Authority, Revenue Bonds
Series A,
4.00%, 07/01/2050	1,000,000	1,130,654
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,852,699
Series H, AGM,
5.00%, 07/01/2026	610,000	716,394
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	70,000	73,872
Series A, AGM,
5.00%, 07/01/2046	110,000	126,009
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series A, 2.38%, 12/01/2029	4,030,000	4,167,709
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	620,000	663,231
2.85%, 11/01/2025	1,830,000	1,997,142
Series B,
2.00%, 05/01/2021	4,490,000	4,490,000
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,348,748
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,250,000	3,525,187
Series C, AGM,
Zero Coupon, 12/15/2029	5,190,000	4,522,726
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	2,650,000	2,376,996
New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.00%, 01/01/2033	15,000	18,466
Parking Authority of the City of Trenton, Revenue Bonds Series B, AGM, 4.00%, 04/01/2023 - 04/01/2028	1,720,000	1,919,120
State of New Jersey, General Obligation Unlimited
5.00%, 06/01/2039 - 06/01/2041	15,135,000	18,568,051

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
State of New Jersey, General Obligation Unlimited (continued)
Series A,
3.00%, 06/01/2032	$ 2,000,000	$ 2,268,157
4.00%, 06/01/2031 - 06/01/2032	4,610,000	5,759,430
5.00%, 06/01/2028	5,000,000	6,380,451
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023	25,000	27,379
5.25%, 06/01/2046	7,000,000	8,463,008
Town of Kearny, General Obligation Unlimited, Series A, AGM, 5.00%, 02/01/2023	565,000	610,163

		193,997,407

New Mexico - 0.1%
City of Farmington, Revenue Bonds, Fixed until 06/01/2022, 2.13% (A), 06/01/2040	1,450,000	1,476,920
New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, 1.65%, 09/01/2021	5,000	5,021
Village of Los Ranchos de Albuquerque, Revenue Bonds, 4.00%, 09/01/2040	825,000	933,303

		2,415,244

New York - 5.0%
Brookhaven Local Development Corp., Revenue Bonds, 4.00%, 11/01/2045	1,000,000	1,068,408
Brooklyn Arena Local Development Corp., Revenue Bonds, Series A, AGM, 4.00%, 07/15/2035	2,665,000	2,927,251
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	470,317
Series A,
3.88%, 08/01/2027	2,545,000	2,738,795
5.00%, 08/01/2037	1,320,000	1,484,385
Buffalo Municipal Water Finance Authority, Revenue Bonds, Series A, AGM, 5.00%, 07/01/2039	455,000	541,893
Build NYC Resource Corp., Revenue Bonds, 5.00%, 07/01/2041	100,000	110,378
City of New York, General Obligation Unlimited, Series H-6, 0.06% (A), 03/01/2034	940,000	940,000
City of Niagara Falls, General Obligation Limited, BAM, 5.00%, 05/15/2028	55,000	66,465

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Colonie Public Improvement, General Obligation Unlimited, Series A, AGM, 2.00%, 03/01/2029	$ 1,075,000	$ 1,116,872
County of Suffolk, General Obligation Limited
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	15,810,000	18,835,081
5.00%, 10/15/2023	115,000	127,948
Dutchess County Local Development Corp., Revenue Bonds 5.00%, 07/01/2032 - 07/01/2035	435,000	494,081
East Ramapo Central School District, General Obligation Unlimited AGM, 5.00%, 03/15/2039 - 03/15/2047	9,320,000	11,234,408
Jefferson County Civic Facility Development Corp., Revenue Bonds, Series A, 4.00%, 11/01/2030	350,000	390,783
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	664,755
2.50%, 08/01/2028	1,145,000	1,225,456
Metropolitan Transportation Authority, Revenue Bonds
Series C, AGM-CR,
5.00%, 11/15/2038	5,000,000	6,197,223
Series D-1, BAM,
5.00%, 11/15/2033	14,955,000	17,518,484
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.00%, 11/15/2051	2,000,000	2,042,767
New York City Housing Development Corp., Revenue Bonds
Series A, AGM,
4.10%, 07/01/2042	25,000	25,403
Series C-1,
2.25%, 05/01/2026	510,000	537,088
2.30%, 11/01/2026	925,000	973,609
2.40%, 05/01/2027	850,000	894,141
2.45%, 11/01/2027	190,000	200,517
2.55%, 05/01/2028	320,000	339,433
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (A), 11/01/2045	4,950,000	5,360,219
New York City Industrial Development Agency, Revenue Bonds
AGM,
4.00%, 03/01/2032 - 03/01/2045	7,805,000	9,360,070
5.00%, 01/01/2030	1,750,000	2,288,741
New York Counties Tobacco Trust VI, Revenue Bonds, Series C, 3.75%, 06/01/2045	180,000	181,989

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds
4.00%, 02/01/2034 - 07/01/2046	$ 2,635,000	$ 3,064,291
Series A,
5.00%, 10/01/2033 - 07/01/2035	515,000	618,256
Series A, AGM,
5.00%, 10/01/2034	335,000	420,898
Series C,
0.05% (A), 07/01/2031	800,000	800,000
New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.00%, 06/15/2021	715,000	718,996
New York State Thruway Authority, Revenue Bonds
Series A,
5.25%, 01/01/2056	4,690,000	5,557,882
Series A,
5.00%, 01/01/2051	175,000	204,455
Series B,
4.00%, 01/01/2050	9,750,000	11,081,062
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 4.00%, 05/15/2029	140,000	140,285
Oneida County Local Development Corp. Revenue, Revenue Bonds, AGM, 4.00%, 12/01/2049	3,000,000	3,366,523
Port Authority of New York & New Jersey, Revenue Bonds, 5.00%, 09/01/2048	2,160,000	2,633,327
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	115,449
Series 197,
1.90%, 04/01/2025	925,000	961,490
Town of North Hempstead, General Obligation Limited
Series A,
2.50%, 03/15/2030	1,230,000	1,314,737
2.75%, 03/15/2031 - 03/15/2033	2,865,000	3,065,409
Town of Oyster Bay, General Obligation Limited, AGM-CR, 4.00%, 02/15/2024	1,035,000	1,139,095
TSASC, Inc., Revenue Bonds, Series A, 5.00%, 06/01/2024	140,000	159,385
Westchester County Local Development Corp., Revenue Bonds, 5.00%, 11/01/2026	675,000	791,514
Windsor Central School District, General Obligation Unlimited 3.00%, 06/15/2030 - 06/15/2031	285,000	304,435

		126,814,449

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 1.0%
City of Charlotte, Certificate of Participation, Series A, 5.00%, 12/01/2021	$ 25,000	$ 25,698
City of Raleigh Combined Enterprise System Revenue, Revenue Bonds, Series B, 0.06% (A), 03/01/2035	1,650,000	1,650,000
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	15,000	15,486
Series 38-B,
2.38%, 01/01/2025	1,860,000	1,969,528
2.45%, 07/01/2025	1,095,000	1,173,402
2.65%, 01/01/2026	955,000	1,033,550
2.80%, 01/01/2027	75,000	82,556
North Carolina Medical Care Commission, Revenue Bonds
5.00%, 01/01/2038	620,000	688,830
Series A,
5.00%, 10/01/2040 - 10/01/2050	3,990,000	4,771,768
Series B-1,
2.55%, 09/01/2026	1,575,000	1,584,601
Series B-2,
2.30%, 09/01/2025	1,250,000	1,258,296
North Carolina Turnpike Authority, Revenue Bonds AGM, 5.00%, 01/01/2035 - 01/01/2049	5,335,000	6,705,843
Winston-Salem State University, Revenue Bonds BAM, 5.00%, 06/01/2029 - 06/01/2036	3,445,000	4,079,679

		25,039,237

North Dakota - 0.1%
County of Burleigh, Revenue Bonds, 3.60%, 05/01/2024	285,000	291,746
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds Series A, AGM, 3.00%, 11/01/2024 - 11/01/2025	905,000	942,862
Fargo Public School District No. 1, General Obligation Limited, Series A, 3.00%, 08/01/2026	25,000	26,862
North Dakota Housing Finance Agency, Revenue Bonds
Series A,
2.80%, 07/01/2023	55,000	57,651
Series C,
2.55%, 01/01/2028	775,000	817,846

		2,136,967

Ohio - 2.3%
Brunswick City School District, General Obligation Unlimited Series A, 5.00%, 12/01/2027 - 12/01/2036	520,000	572,459

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2, Class 1,
4.00%, 06/01/2048	$ 2,000,000	$ 2,259,530
Series B-2, Class 2,
5.00%, 06/01/2055	29,165,000	32,762,412
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	1,685,000	1,759,207
Cleveland Heights & University Heights City School District, General Obligation Unlimited 4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,276,108
Cleveland-Cuyahoga County Port Authority, Revenue Bonds Series C, 3.00%, 05/15/2021 - 11/15/2023	520,000	532,065
Cleveland-Cuyahoga County Port Authority, Tax Allocation Series D, 3.00%, 05/15/2021 - 05/15/2023	1,175,000	1,189,528
Conotton Valley Union Local School District, Certificate of Participation
AGM,
4.00%, 12/01/2035	150,000	165,119
AGM,
4.00%, 12/01/2037	440,000	482,694
County of Butler, Revenue Bonds, 5.00%, 11/15/2027	65,000	81,461
County of Lucas, Revenue Bonds, Series D, 5.00%, 11/15/2023	810,000	824,484
County of Scioto, Revenue Bonds, AGM-CR, 3.50%, 02/15/2038	330,000	349,369
County of Warren, Revenue Bonds
5.00%, 07/01/2023	250,000	273,042
Series A,
4.00%, 07/01/2045	250,000	278,643
Dayton City School District, Certificate of Participation, 4.00%, 12/01/2026	445,000	515,496
East Knox Local School District, General Obligation Unlimited, BAM, 4.00%, 12/01/2030	260,000	297,831
Euclid City School District, Certificate of Participation, BAM, 4.00%, 12/01/2044	565,000	646,495
Little Miami Local School District, General Obligation Unlimited, Series B, 5.00%, 11/01/2048	2,000,000	2,311,726
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	1,035,000	1,101,406
3.40%, 09/01/2037	2,660,000	2,853,739

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio State University, Revenue Bonds, Series E, 0.05% (A), 06/01/2035	$ 505,000	$ 505,000
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2031	1,040,000	1,157,727
State of Ohio, Revenue Bonds 4.00%, 11/15/2036 - 11/15/2040	3,245,000	3,696,411
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2032	570,000	596,541
Series C,
4.00%, 11/15/2024 - 11/15/2025	155,000	169,829
University of Toledo, Revenue Bonds, Series B, BAM-TCRS, 5.00%, 06/01/2030	220,000	283,505
Warrensville Heights City School District, General Obligation Unlimited, Series A, BAM, 5.25%, 12/01/2055	1,000,000	1,176,275
Willoughby-Eastlake City School District, Certificate of Participation, BAM, 4.00%, 03/01/2025	145,000	161,404

		58,279,506

Oklahoma - 0.2%
Caddo County Governmental Building Authority, Revenue Bonds, 5.00%, 09/01/2027	435,000	516,999
Cleveland County Educational Facilities Authority, Revenue Bonds, 5.00%, 06/01/2023	45,000	48,946
Garfield County Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/01/2027	1,315,000	1,601,588
Grady County School Finance Authority, Revenue Bonds, 5.00%, 09/01/2022	115,000	121,983
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	141,700
3.38%, 12/01/2024	135,000	144,410
Oklahoma City Public Property Authority, Revenue Bonds, 4.50%, 10/01/2036	150,000	152,478
Oklahoma Housing Finance Agency, Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 2.75%, 09/01/2034	1,580,000	1,680,289

		4,408,393

Oregon - 0.9%
County of Jackson Airport Revenue, Revenue Bonds AGM, 5.00%, 12/01/2030 - 12/01/2032	255,000	303,171

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds, 3.00%, 09/01/2035	$ 770,000	$ 803,935
Medford Hospital Facilities Authority, Revenue Bonds
Series A,
5.00%, 08/15/2037	2,000,000	2,597,999
Series A, AGM,
4.00%, 08/15/2040	4,165,000	4,957,695
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	448,266
5.50%, 06/15/2035 (B)	750,000	822,032
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
2.45%, 07/01/2034	3,360,000	3,514,235
2.65%, 07/01/2039	7,650,000	8,039,676
Series D,
2.30%, 01/01/2026	475,000	501,800
2.45%, 01/01/2027	1,040,000	1,109,965
Warm Springs Reservation Confederated Tribe, Revenue Bonds Series B, 5.00%, 11/01/2034 - 11/01/2036 (B)	600,000	716,202

		23,814,976

Pennsylvania - 5.4%
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	295,000	339,577
5.00%, 12/01/2024	30,000	34,917
Allentown City School District, General Obligation Limited, AGM, 4.00%, 02/15/2023	5,295,000	5,608,470
Altoona Area School District, General Obligation Limited, BAM, 5.00%, 12/01/2036	160,000	189,841
Beaver County Economic Development Authority, Revenue Bonds BAM, 4.00%, 11/15/2035 - 11/15/2036	4,000,000	4,556,705
Borough of Monaca, General Obligation Unlimited, Series C, BAM, 4.00%, 11/15/2050	500,000	556,344
Bradys Run Sanitary Authority Sewer System Revenue, Revenue Bonds, AGM, 4.00%, 12/01/2045	665,000	765,710
Bristol Township School District, General Obligation Limited, BAM-TCRS, 5.00%, 06/01/2027	80,000	87,556

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Bucks County Industrial Development Authority, Revenue Bonds
4.00%, 08/15/2050	$ 6,110,000	$ 6,783,767
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,194,990
Chartiers Valley School District, General Obligation Limited, Series B, 5.00%, 10/15/2040	115,000	132,874
Cheltenham Township School District, General Obligation Limited, Series A, 5.00%, 02/15/2033	90,000	102,958
City of Reading, General Obligation Unlimited, BAM, 5.00%, 11/01/2021	675,000	689,931
Coatesville School District, General Obligation Limited Series A, BAM, Zero Coupon, 10/01/2037 - 10/01/2038	1,500,000	825,615
Commonwealth Financing Authority, Revenue Bonds, Series B-1, AGM, 5.00%, 06/01/2025	2,900,000	3,426,957
County of Lackawanna, General Obligation Unlimited BAM, 4.00%, 09/15/2032 - 09/15/2033	6,965,000	8,032,960
Cumberland County Municipal Authority, Revenue Bonds
3.00%, 01/01/2022	805,000	811,758
5.00%, 01/01/2029	1,000,000	1,124,510
Delaware County Authority, Revenue Bonds 4.00%, 10/01/2021 - 10/01/2022	370,000	380,498
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B, AMBAC, 5.70%, 07/01/2027	350,000	448,517
Erie County Conventional Center Authority, Revenue Bonds, 5.00%, 01/15/2026	1,725,000	2,012,456
Fairview School District, General Obligation Limited Series A, 4.00%, 02/01/2024 - 02/01/2026	180,000	199,591
Geisinger Authority, Revenue Bonds, 5.00%, 02/15/2045	4,975,000	5,904,290
Indiana County Hospital Authority, Revenue Bonds, Series A, 5.50%, 06/01/2029	250,000	266,743
Lancaster Industrial Development Authority, Revenue Bonds, 4.00%, 12/01/2044	1,070,000	1,170,738
Lancaster School District, General Obligation Limited, Series A, AGM, 5.00%, 06/01/2031	735,000	863,025

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Mountaintop Area Joint Sanitary Authority Sewer Revenue, Revenue Bonds, Series A, BAM, 4.00%, 12/15/2046	$ 2,510,000	$ 2,849,152
Nazareth Area School District, General Obligation Limited, Series D, 5.00%, 11/15/2035	10,000	11,899
Penn Delco School District, General Obligation Limited, 4.00%, 06/01/2045	975,000	1,096,646
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	204,437
Series A, BAM,
5.00%, 11/15/2025	110,000	130,292
Pennsylvania Economic Development Financing Authority, Revenue Bonds, AGM, 5.00%, 01/01/2034	115,000	125,907
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, 4.00%, 08/15/2049	1,295,000	1,504,627
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	620,000	628,657
Series 121,
2.20%, 04/01/2026	2,155,000	2,273,577
2.25%, 10/01/2026	1,275,000	1,344,425
2.35%, 04/01/2027	3,505,000	3,691,897
Series 124B,
2.30%, 04/01/2026	1,365,000	1,450,912
2.40%, 10/01/2026	745,000	797,957
2.45%, 04/01/2027	1,600,000	1,712,477
2.55%, 10/01/2027	1,425,000	1,527,726
2.65%, 04/01/2028	1,585,000	1,702,073
2.75%, 10/01/2028	1,580,000	1,699,526
Series 129,
2.20%, 04/01/2027	620,000	659,010
2.25%, 10/01/2027	660,000	704,284
2.35%, 04/01/2028	1,405,000	1,503,714
2.40%, 10/01/2028	1,135,000	1,221,488
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,789,933
2.55%, 04/01/2030	1,280,000	1,370,307
2.60%, 10/01/2030	1,395,000	1,496,460
Pennsylvania Turnpike Commission, Revenue Bonds
Series A,
5.00%, 12/01/2044	10,055,000	12,469,031
Series A, AGM,
4.00%, 12/01/2049	11,700,000	13,581,438
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,320,000	1,637,179
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,574,542
Series C,
5.00%, 12/01/2044	500,000	571,838

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds (continued)
Series E,
6.38% (D), 12/01/2038	$ 485,000	$ 644,051
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	300,000	334,819
5.00%, 08/01/2024	150,000	171,160
Series A, AGM,
5.00%, 08/01/2050	4,750,000	5,950,084
Reading School District, General Obligation Unlimited Series A, AGM, 5.00%, 02/01/2026 - 02/01/2027	2,040,000	2,382,147
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022	180,000	187,022
AGM,
5.00%, 10/01/2023	125,000	138,894
Series A, AGM,
5.00%, 09/15/2021 - 06/01/2032	2,590,000	2,996,851
Upper Dublin School District, General Obligation Limited
Series A,
4.00%, 05/15/2037 - 05/15/2044	1,425,000	1,583,725
Series A,
4.00%, 05/15/2038 - 05/15/2039	420,000	468,323
Wilkes-Barre Area School District, General Obligation Limited
BAM,
4.00%, 04/15/2054	1,505,000	1,712,035
5.00%, 04/15/2059	1,740,000	2,121,642

		136,533,462

Puerto Rico - 0.9%
Children’s Trust Fund, Revenue Bonds, 5.63%, 05/15/2043	125,000	125,659
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.13%, 07/01/2030	10,000	10,290
AGM-CR,
4.50%, 07/01/2023	100,000	100,555
Series A, AGC-ICC,
5.00%, 07/01/2023 - 07/01/2034	615,000	632,137
5.50%, 07/01/2029	140,000	165,542
Series A, AGM,
4.00%, 07/01/2022	470,000	488,211
5.00%, 07/01/2035	1,645,000	1,710,798
5.25%, 07/01/2024	255,000	257,946
6.00%, 07/01/2034	440,000	443,413
Series A-4, AGM,
5.00%, 07/01/2031	115,000	118,204
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	734,923
Series C, AGM,
5.75%, 07/01/2037	480,000	495,046

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	$ 1,765,000	$ 1,798,210
5.00%, 07/01/2027	535,000	549,908
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	620,000	621,382
5.00%, 07/01/2023	40,000	41,115
Series RR, AGC,
5.00%, 07/01/2028	345,000	354,613
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,357
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,158,516
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	51,393
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,049
5.00%, 07/01/2026	650,000	668,112
Series UU, AGM,
4.00%, 07/01/2023	120,000	120,306
5.00%, 07/01/2021 - 07/01/2024	1,100,000	1,127,600
Series VV, AGM,
5.25%, 07/01/2027	80,000	93,519
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	30,000	30,836
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	189,254
Series A, AGM-CR,
4.75%, 07/01/2038	395,000	404,082
Series CC, AGM,
5.25%, 07/01/2034 - 07/01/2036	325,000	397,134
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	192,673
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,674,616
Series E, AGM,
5.50%, 07/01/2023	115,000	124,805
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,206,851
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	318,847
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	408,927
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	108,590
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Series B, AGC-ICC, 5.00%, 07/01/2041	35,000	35,975
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, AGM, 5.00%, 08/01/2021 - 08/01/2030	2,545,000	2,615,691

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	$ 350,000	$ 360,159
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	508,793
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	125,918
Series N, AGC-ICC,
5.00%, 07/01/2032	210,000	215,852

		23,951,807

Rhode Island - 1.0%
Providence Public Building Authority, Revenue Bonds Series A, AGM, 5.00%, 09/15/2024 - 09/15/2037	14,330,000	16,981,413
Providence Redevelopment Agency, Revenue Bonds, Series A, AGM-CR, 5.00%, 04/01/2027	1,200,000	1,401,060
Rhode Island Commerce Corp., Revenue Bonds, BAM-TCRS, 5.00%, 07/01/2034	1,395,000	1,730,070
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,510,000	2,960,545
AGM,
4.00%, 05/15/2024	55,000	61,023
Series C,
5.00%, 09/15/2027	180,000	218,925
Rhode Island Turnpike & Bridge Authority, Revenue Bonds, Series A, 5.00%, 10/01/2024	130,000	148,748
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2023 - 06/01/2027	1,140,000	1,333,031

		24,834,815

South Carolina - 0.8%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds, Series A, BAM, 4.00%, 06/01/2029	385,000	435,781
Piedmont Municipal Power Agency, Revenue Bonds, Series C, AGC, 5.75%, 01/01/2034	200,000	201,598
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds, Series B, BAM, 5.00%, 12/01/2024	125,000	145,534
South Carolina Jobs-Economic Development Authority, Revenue Bonds
4.00%, 12/01/2044	12,305,000	14,408,918
5.00%, 10/01/2026 (B)	2,400,000	2,523,223

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 12/01/2036	$ 135,000	$ 138,465
Spartanburg Regional Health Services District, Revenue Bonds Series A, AGM, 4.00%, 04/15/2036 - 04/15/2045	2,170,000	2,480,470

		20,333,989

South Dakota - 0.3%
South Dakota Housing Development Authority, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.30%, 05/01/2025	50,000	52,978
2.55%, 05/01/2026	1,360,000	1,466,350
2.75%, 05/01/2027	970,000	1,056,817
2.80%, 11/01/2027	555,000	604,186
2.85%, 05/01/2028	1,210,000	1,312,815
2.95%, 11/01/2028	320,000	346,880
Series C,
2.00%, 05/01/2023	20,000	20,636
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	944,583
2.70%, 05/01/2028	390,000	429,195
2.75%, 11/01/2028	1,425,000	1,566,953

		7,801,393

Tennessee - 1.0%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.00%, 10/01/2027	85,000	97,253
City of Jackson, Revenue Bonds, 5.00%, 04/01/2041	150,000	182,114
Greeneville Health & Educational Facilities Board, Revenue Bonds, Series A, 5.00%, 07/01/2034	3,035,000	3,270,483
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A, 5.00%, 01/01/2026	100,000	119,848
Tennessee Housing Development Agency, Revenue Bonds
2.75%, 01/01/2025	40,000	42,971
2.95%, 01/01/2026	45,000	49,187
3.00%, 01/01/2031	420,000	449,011
Series 2B,
2.30%, 01/01/2022	125,000	125,197
2.55%, 01/01/2028	340,000	359,904
2.70%, 07/01/2024	145,000	153,393
Series B2,
2.05%, 01/01/2024	890,000	924,437
2.25%, 01/01/2025	750,000	790,787
2.40%, 07/01/2025	1,795,000	1,912,234
2.55%, 01/01/2026	120,000	128,697
2.60%, 07/01/2026	800,000	865,726
2.80%, 07/01/2027	2,270,000	2,458,380
2.85%, 01/01/2028	3,205,000	3,460,008
2.95%, 07/01/2028	2,655,000	2,870,720

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds (continued)
3.00%, 01/01/2029	$ 2,750,000	$ 2,971,267
3.05%, 07/01/2029	2,940,000	3,174,450

		24,406,067

Texas - 4.5%
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds, 5.00%, 12/01/2022	2,115,000	2,235,190
Camino Real Regional Mobility Authority, Revenue Bonds, AGM, 5.00%, 06/01/2024	430,000	485,888
Centerville Independent School District, General Obligation Unlimited, 4.00%, 08/15/2036	535,000	540,866
Central Texas Regional Mobility Authority, Revenue Bonds
5.00%, 01/01/2045	2,500,000	3,107,177
Series B,
5.00%, 01/01/2046	3,000,000	3,793,026
Central Texas Turnpike System, Revenue Bonds, Series A, AGM-CR, 5.00%, 08/15/2041	125,000	132,820
City of Arlington, General Obligation Limited, 4.00%, 08/15/2021	555,000	561,085
City of Arlington, Special Tax Revenue, Special Tax, Series C, BAM, 5.00%, 02/15/2045	65,000	65,196
City of Bryan Rural Electric System Revenue, Revenue Bonds, 5.00%, 07/01/2025	30,000	35,372
City of Dallas, Revenue Bonds, AGC, 5.25%, 08/15/2038	345,000	346,223
City of Laredo International Toll Bridge System Revenue, Revenue Bonds, AGM, 5.00%, 10/01/2022	90,000	96,006
City of Pearland, General Obligation Limited, 5.00%, 03/01/2023	25,000	27,209
Colorado River Municipal Water District, Revenue Bonds, 5.00%, 01/01/2023	760,000	820,761
County of Kaufman, General Obligation Limited, Series A, 4.00%, 02/15/2045	250,000	293,063
Dallas County Flood Control District No. 1, General Obligation Unlimited 5.00%, 04/01/2022 - 04/01/2024 (B)	3,765,000	3,920,261

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Dallas-Fort Worth International Airport, Revenue Bonds, Series C, 5.00%, 11/01/2034	$ 40,000	$ 44,233
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited, AGM, 2.75%, 09/01/2030	80,000	83,202
El Paso County Hospital District, General Obligation Limited, 5.00%, 08/15/2026	150,000	161,728
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited BAM, 4.00%, 09/01/2029 - 09/01/2032	380,000	409,625
Grand Parkway Transportation Corp., Revenue Bonds, Series B, 5.00%, 04/01/2053	25,000	27,927
Grant Road Public Utility District, General Obligation Unlimited, AGC, 3.50%, 10/01/2023	750,000	751,820
Harris County Municipal Utility District No. 399, General Obligation Unlimited, AGM, 4.00%, 09/01/2033	270,000	294,106
Harris County Municipal Utility District No. 412, General Obligation Unlimited, AGM, 3.00%, 09/01/2021	100,000	100,847
Harris County Toll Road Authority, Revenue Bonds, 5.00%, 08/15/2021	1,390,000	1,409,259
Harris County-Houston Sports Authority, Revenue Bonds
NATL,
Zero Coupon, 11/15/2024	400,000	376,701
Series A, AGM,
5.00%, 11/15/2027	1,135,000	1,294,806
Houston Higher Education Finance Corp., Revenue Bonds, 5.00%, 08/15/2024	340,000	387,996
Love Field Airport Modernization Corp., Revenue Bonds, 5.25%, 11/01/2040	570,000	581,866
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited, AGM, 3.00%, 09/01/2033	150,000	155,191
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited, BAM, 4.00%, 04/01/2024	275,000	301,318
Nacogdoches County Hospital District, Revenue Bonds, AGM, 4.00%, 05/15/2037	400,000	408,155

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021 - 01/01/2024	$ 675,000	$ 674,301
4.00%, 07/01/2023 - 07/01/2028	2,355,000	2,396,022
5.00%, 01/01/2022 - 01/01/2028	3,835,000	4,121,504
North Central Texas Health Facility Development Corp., Revenue Bonds, 5.00%, 08/15/2022	90,000	95,546
North East Independent School District, General Obligation Unlimited, Series B, Fixed until 08/01/2021, 1.42%, 08/01/2040	5,385,000	5,402,038
North Texas Tollway Authority, Revenue Bonds, AGC, 6.20% (D), 01/01/2042	715,000	845,378
Northeast Higher Education Finance Corp., Revenue Bonds, Series A, 4.00%, 08/15/2025	70,000	75,833
Northwoods Road District No. 1, General Obligation Unlimited BAM, 4.00%, 08/15/2024 - 08/15/2027	405,000	464,675
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation BAM, 4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,785,656
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 3.88%, 08/15/2026	410,000	437,596
Southwest Houston Redevelopment Authority, Tax Allocation, Series B, AGM, 5.00%, 09/01/2034	2,000,000	2,374,527
State of Texas, Revenue Bonds, 4.00%, 08/26/2021	55,040,000	55,716,965
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, 0.06% (A), 07/01/2047	2,200,000	2,200,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, 5.00%, 12/15/2032	6,240,000	8,381,630
Texas Public Finance Authority, Revenue Bonds, BAM, 4.00%, 05/01/2029	150,000	165,532
Travis County Municipal Utility District No. 4, General Obligation Unlimited, AGM, 4.00%, 09/01/2035	450,000	468,988
Trophy Club Public Improvement District No. 1, Special Assessment, AGM, 3.00%, 06/01/2024	98,000	104,232

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Viridian Municipal Management District, General Obligation Unlimited
BAM,
4.00%, 12/01/2026	$ 610,000	$ 677,970
6.00%, 12/01/2024 - 12/01/2031	1,285,000	1,524,913
Washington County Junior College District, Revenue Bonds, BAM, 5.00%, 10/01/2024	485,000	559,383

		112,721,612

U.S. Virgin Islands - 0.0% (E)
Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032 (C)	200,000	210,102

Utah - 0.3%
City of South Jordan, Special Assessment, 3.13%, 11/01/2036	1,835,000	1,962,651
Jordan Valley Water Conservancy District, Revenue Bonds Series A, 5.00%, 10/01/2034 - 10/01/2035	970,000	988,072
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	790,000	843,277
4.25%, 04/15/2034	120,000	127,165
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,182,659
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,232,605

		6,336,429

Vermont - 0.4%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2035	290,000	368,060
Series A, AGM,
5.00%, 11/01/2032	540,000	579,346
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds Series A, 5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,414,276
Vermont Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	875,000	933,456
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	230,000	253,175
2.90%, 05/01/2029	195,000	211,156
3.15%, 05/01/2033	1,335,000	1,426,333
Vermont Municipal Bond Bank, Revenue Bonds, Series A, 4.00%, 10/01/2040	500,000	597,451

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont (continued)
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
4.00%, 07/01/2021	$ 200,000	$ 201,170
5.00%, 07/01/2022 - 07/01/2027	3,105,000	3,601,297

		9,585,720

Virginia - 0.9%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds, AGM, 5.00%, 07/01/2041	5,000,000	5,949,349
City of Norfolk, General Obligation Unlimited, 0.06% (A), 08/01/2037	5,450,000	5,450,000
Henrico County Economic Development Authority, Revenue Bonds, Series C, 3.50%, 12/01/2027	445,000	492,289
Loudoun County Economic Development Authority, Revenue Bonds
Zero Coupon, 07/01/2049	8,740,000	3,719,492
Series B,
0.07% (A), 10/01/2039	825,000	825,000
Series D,
0.07% (A), 02/15/2038	2,030,000	2,030,000
Virginia Housing Development Authority, Revenue Bonds
Series E,
2.45%, 12/01/2027	605,000	649,331
2.60%, 12/01/2028	800,000	863,454
Virginia Small Business Financing Authority, Revenue Bonds, 4.00%, 11/01/2036	1,900,000	2,231,166

		22,210,081

Washington - 1.6%
Central Puget Sound Regional Transit Authority, Revenue Bonds, NATL, 4.75%, 02/01/2028	50,000	55,669
Port of Vancouver, Revenue Bonds, Series B, AGM, 5.00%, 12/01/2048	930,000	1,142,233
Washington Health Care Facilities Authority, Revenue Bonds
0.07% (A), 10/01/2042	600,000	600,000
4.00%, 09/01/2050	17,900,000	20,612,795
Series A,
4.00%, 08/15/2046	100,000	102,850
Series B,
5.00%, 10/01/2026	85,000	104,543
Series C,
5.00%, 10/01/2044	5,000,000	5,664,962
Washington State Convention Center Public Facilities District, Revenue Bonds, 4.00%, 07/01/2031	4,000,000	4,556,648

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (B)	$ 120,000	$ 120,034
3.70%, 07/01/2023 (B)	130,000	131,998
5.00%, 07/01/2033 (B)	375,000	407,336
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	95,415
2.35%, 06/01/2026	175,000	187,623
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	818,698
2.30%, 12/01/2024	405,000	428,131
2.40%, 06/01/2025	810,000	862,172
2.45%, 12/01/2025	565,000	605,578
2.65%, 12/01/2026	620,000	674,789
2.70%, 06/01/2027	785,000	859,666
2.75%, 12/01/2027	805,000	880,779
2.80%, 06/01/2028	925,000	1,011,175
2.85%, 12/01/2028	640,000	699,017
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	662,094

		41,284,205

West Virginia - 0.1%
City of Buckhannon, Revenue Bonds Series C, 4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,091,134
West Virginia Economic Development Authority, Revenue Bonds, Fixed until 06/01/2022, 2.63%, 12/01/2042	875,000	897,915
West Virginia Housing Development Fund, Revenue Bonds, Series B, 3.70%, 11/01/2032	1,000,000	1,091,330

		3,080,379

Wisconsin - 0.6%
Milwaukee Housing Authority, Revenue Bonds, Series A, 3.38%, 07/01/2029	200,000	215,394
Public Finance Authority, Revenue Bonds
3.00%, 04/01/2025 (B)	335,000	346,047
4.00%, 09/01/2029 (B)	850,000	955,606
Series A,
4.00%, 01/01/2045	1,500,000	1,710,622
5.00%, 06/01/2027 - 07/01/2038	725,000	841,158
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,530,000	2,839,737
5.00%, 07/01/2036 - 07/01/2054	1,195,000	1,447,031
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022	545,000	547,472
5.00%, 08/15/2022 - 08/01/2039	3,325,000	3,719,826
Class B,
4.25%, 07/01/2033	1,250,000	1,255,115
5.00%, 07/01/2053	1,000,000	1,029,222
Series A,
5.25%, 10/15/2039	15,000	15,281
Series B-4,
Fixed until 06/01/2021, 5.00%, 11/15/2043	165,000	165,601

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 0.07% (A), 05/01/2042	$ 800,000	$ 800,000

		15,888,112

Wyoming - 0.5%
Carbon County Specific Purpose Tax Joint Powers Board, Revenue Bonds Series A, 4.00%, 06/15/2026 - 06/15/2035	8,385,000	9,292,338
Wyoming Community Development Authority, Revenue Bonds
Series 1,
2.30%, 12/01/2031	305,000	320,057
Series 2,
2.95%, 06/01/2033	3,685,000	3,844,114

		13,456,509

Total Municipal Government Obligations (Cost $2,235,347,653)		2,340,920,894

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.9%
U.S. Treasury - 1.9%
U.S. Treasury Note 0.88%, 11/15/2030	$ 50,000,000	$ 46,726,562

Total U.S. Government Obligation (Cost $48,983,021)		46,726,562

REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp., 0.00% (J), dated 04/30/2021, to be repurchased at $112,974,114 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $115,233,629.	112,974,114	112,974,114

Total Repurchase Agreement (Cost $112,974,114)		112,974,114

Total Investments (Cost $2,397,304,788)		2,500,621,570
Net Other Assets (Liabilities) - 0.9%		23,256,052

Net Assets - 100.0%		$2,523,877,622

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - iShares 20+ Year Treasury Bond ETF	USD	137.50	05/21/2021	USD	13,864,000	1,000	$(149,965)	$(148,000)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(149,965)	$(148,000)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$2,340,920,894	$—	$2,340,920,894
U.S. Government Obligation	—	46,726,562	—	46,726,562
Repurchase Agreement	—	112,974,114	—	112,974,114

Total Investments	$—	$2,500,621,570	$—	$2,500,621,570

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(148,000)	$—	$—	$(148,000)

Total Other Financial Instruments	$(148,000)	$—	$—	$(148,000)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $32,228,420, representing 1.3% of the Fund’s net assets.
(C)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$3,854,068	$3,939,402	0.2%

Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	393,232	423,716	0.0	(E)

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series A 3.50%, 09/01/2022	09/18/2017	79,968	80,817	0.0	(E)

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 4.25%, 09/01/2022	09/18/2017	94,834	95,067	0.0	(E)

Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/092021	212,946	210,102	0.0	(E)

Total			$4,635,048	$4,749,104	0.2%

(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2021, the value of this security is $3,002,000, representing 0.1% of the Fund’s net assets.
(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2021, the value of this security is $374,500, representing less than 0.1% of the Fund’s net assets.
(I)	Non-income producing security.
(J)	Rate disclosed reflects the yield at April 30, 2021.
(K)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 3.3%
BHP Group PLC, ADR (A)	380,669	$23,030,474
Challenger Ltd. (A)	5,998,739	23,546,762
Lendlease Corp. Ltd.	3,237,700	31,637,880
Macquarie Group Ltd.	511,900	63,098,059
Santos Ltd.	6,794,800	36,069,593

		177,382,768

Belgium - 2.7%
Anheuser-Busch InBev SA	393,400	27,865,489
Groupe Bruxelles Lambert SA	391,220	42,781,166
KBC Group NV (B)	942,200	73,103,914

		143,750,569

Denmark - 0.5%
AP Moller - Maersk A/S, Class B	10,735	26,704,677

France - 9.3%
Airbus SE (A) (B)	125,500	15,092,585
Arkema SA	320,960	40,125,403
Capgemini SE	301,752	55,295,103
Dassault Aviation SA (B)	16,466	17,938,552
Engie SA (B)	6,820,400	101,592,886
Rexel SA (B)	1,636,617	32,171,387
Sanofi (A)	800,901	83,968,276
TOTAL SE	937,200	41,422,137
Ubisoft Entertainment SA (B)	495,600	37,191,882
Veolia Environnement SA	2,513,551	80,169,743

		504,967,954

Germany - 12.4%
Allianz SE	209,802	54,468,130
BASF SE	674,800	54,382,982
Bayer AG	468,452	30,312,738
Deutsche Boerse AG	359,200	61,899,238
Deutsche Post AG	1,043,400	61,453,290
Fresenius SE & Co. KGaA	1,408,900	69,246,437
HeidelbergCement AG	950,500	87,097,421
Infineon Technologies AG	1,540,227	61,763,924
SAP SE	537,547	75,267,677
Siemens AG	581,795	97,063,698
Talanx AG (B)	450,384	18,975,894

		671,931,429

Hong Kong - 1.9%
CK Asset Holdings Ltd.	5,427,000	33,976,365
CK Hutchison Holdings Ltd.	8,528,000	69,700,205

		103,676,570

Ireland - 3.3%
AIB Group PLC (B)	10,595,900	30,955,518
DCC PLC	633,031	54,927,472
Ryanair Holdings PLC, ADR (B)	151,072	17,652,763
Smurfit Kappa Group PLC	1,487,115	76,021,707

		179,557,460

Isle of Man - 0.7%
Entain PLC (B)	1,710,200	39,978,692

Israel - 0.9%
Check Point Software Technologies Ltd. (B)	434,200	50,718,902

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.3%
Mediobanca Banca di Credito Finanziario SpA (B)	4,298,892	$ 48,553,818
Prysmian SpA	753,522	23,575,114

		72,128,932

Japan - 22.4%
Astellas Pharma, Inc.	3,810,400	57,350,581
Denka Co. Ltd.	777,780	30,459,797
FANUC Corp.	241,200	55,544,192
Fujitsu Ltd.	304,260	48,334,138
Hitachi Ltd.	1,318,780	65,276,598
Japan Airlines Co. Ltd. (B)	1,092,900	23,412,136
Kirin Holdings Co. Ltd.	1,987,100	37,316,214
Kyocera Corp.	813,700	49,402,294
Matsumotokiyoshi Holdings Co. Ltd.	474,200	19,070,644
Nintendo Co. Ltd.	129,800	74,460,132
Olympus Corp.	2,996,900	61,680,754
ORIX Corp.	4,546,600	73,399,698
Rakuten Group, Inc.	5,460,600	69,416,049
Sega Sammy Holdings, Inc.	2,159,500	30,994,617
Seven & i Holdings Co. Ltd.	2,230,800	96,317,265
Sony Group Corp.	1,410,200	140,990,246
Square Enix Holdings Co. Ltd.	670,100	37,157,232
Sumitomo Mitsui Financial Group, Inc. (A)	2,123,100	74,581,785
Toshiba Corp.	1,886,050	77,952,772
Toyota Industries Corp.	1,123,400	90,196,523

		1,213,313,667

Luxembourg - 1.1%
ArcelorMittal SA (B)	2,091,835	60,810,936

Netherlands - 5.6%
ASML Holding NV	122,900	79,779,488
EXOR NV	243,300	19,968,274
Heineken Holding NV	666,785	66,231,920
Koninklijke Philips NV (B)	1,576,008	89,112,404
NXP Semiconductors NV	251,900	48,493,269

		303,585,355

Norway - 0.9%
Mowi ASA	1,912,600	47,184,029

Republic of Korea - 1.8%
Samsung Electronics Co. Ltd.	1,334,400	97,258,383

Singapore - 1.3%
DBS Group Holdings Ltd.	3,210,500	71,950,664

Spain - 0.4%
Siemens Gamesa Renewable Energy SA (A) (B)	559,117	20,195,209

Sweden - 2.5%
Essity AB, Class B	821,100	26,799,062
Investor AB, B Shares (A)	649,672	55,148,389
Lundin Energy AB	361,100	11,518,345
Volvo AB, B Shares	1,649,637	40,285,073

		133,750,869

Switzerland - 11.6%
ABB Ltd.	2,084,700	67,715,530
Alcon, Inc. (B)	833,073	62,572,719
Cie Financiere Richemont SA	328,000	33,661,582
Glencore PLC (A) (B)	5,688,000	23,169,617

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	1,101,264	$ 131,414,595
Novartis AG	935,615	79,841,962
Roche Holding AG	280,200	91,388,795
Siemens Energy AG (B)	1,356,197	45,360,638
UBS Group AG	5,927,774	90,520,650

		625,646,088

United Kingdom - 13.3%
Ashtead Group PLC	648,900	41,692,421
Aviva PLC	11,786,201	65,160,550
Barratt Developments PLC	2,128,642	22,696,082
British Land Co. PLC, REIT	6,904,000	49,475,223
Bunzl PLC	1,007,248	32,385,844
IG Group Holdings PLC	737,000	9,323,746
Imperial Brands PLC	1,454,494	30,316,765
Inchcape PLC (B)	3,405,596	36,759,053
Informa PLC (B)	3,467,351	26,952,106
Kingfisher PLC (B)	8,681,100	42,855,647
Liberty Global PLC, Class C (B)	1,795,200	48,578,112
Linde PLC	171,400	48,992,976
Persimmon PLC	1,178,200	50,969,551
Savills PLC	317,991	5,239,801
Smith & Nephew PLC	2,288,700	49,536,044
Tesco PLC (A)	19,752,632	60,296,176
Unilever PLC	1,647,314	96,494,850

		717,724,947

Total Common Stocks (Cost $4,120,257,635)		5,262,218,100

	Shares	Value
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	165,342,324	$ 165,342,324

Total Other Investment Company (Cost $165,342,324)		165,342,324

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2021, to be repurchased at $130,526,111 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $133,136,637.	$130,526,111	130,526,111

Total Repurchase Agreement (Cost $130,526,111)		130,526,111

Total Investments (Cost $4,416,126,070)		5,558,086,535
Net Other Assets (Liabilities) - (2.7)%		(144,131,146)

Net Assets - 100.0%		$ 5,413,955,389

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Industrial Conglomerates	6.6%	$364,920,745
Pharmaceuticals	6.2	342,862,352
Banks	5.4	299,145,699
Health Care Equipment & Supplies	4.7	262,901,921
Capital Markets	4.0	224,841,693
Diversified Financial Services	3.9	214,844,289
Household Durables	3.9	214,655,879
Semiconductors & Semiconductor Equipment	3.4	190,036,681
Multi-Utilities	3.3	181,762,629
Food Products	3.2	178,598,624
Food & Staples Retailing	3.2	175,684,085
Chemicals	3.1	173,961,158
Electrical Equipment	2.8	156,846,491
Entertainment	2.7	148,809,246
Insurance	2.5	138,604,574
Beverages	2.4	131,413,623
Software	2.3	125,986,579
Metals & Mining	1.9	107,011,027
Trading Companies & Distributors	1.9	106,249,652
IT Services	1.9	103,629,241
Technology Hardware, Storage & Peripherals	1.7	97,258,383
Personal Products	1.7	96,494,850
Machinery	1.7	95,829,265
Auto Components	1.6	90,196,523
Oil, Gas & Consumable Fuels	1.6	89,010,075

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Construction Materials	1.6%	$87,097,421
Containers & Packaging	1.4	76,021,707
Real Estate Management & Development	1.3	70,854,046
Internet & Direct Marketing Retail	1.2	69,416,049
Health Care Providers & Services	1.2	69,246,437
Air Freight & Logistics	1.1	61,453,290
Equity Real Estate Investment Trusts	0.9	49,475,223
Electronic Equipment, Instruments & Components	0.9	49,402,294
Diversified Telecommunication Services	0.9	48,578,112
Specialty Retail	0.8	42,855,647
Airlines	0.7	41,064,899
Hotels, Restaurants & Leisure	0.7	39,978,692
Distributors	0.7	36,759,053
Textiles, Apparel & Luxury Goods	0.6	33,661,582
Aerospace & Defense	0.6	33,031,137
Leisure Products	0.5	30,994,617
Tobacco	0.5	30,316,765
Media	0.5	26,952,106
Household Products	0.5	26,799,062
Marine	0.5	26,704,677

Investments	94.7	5,262,218,100
Short-Term Investments	5.3	295,868,435

Total Investments	100.0%	$5,558,086,535

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$237,466,496	$5,024,751,604	$—	$5,262,218,100
Other Investment Company	165,342,324	—	—	165,342,324
Repurchase Agreement	—	130,526,111	—	130,526,111

Total Investments	$402,808,820	$5,155,277,715	$—	$5,558,086,535

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $195,520,332, collateralized by cash collateral of $165,342,324 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $40,575,510. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at April 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Growth

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.7%
Northern Star Resources Ltd.	3,791,154	$30,459,776

Austria - 2.3%
Erste Group Bank AG (A)	1,158,590	41,178,893

China - 7.8%
Airtac International Group	833,600	34,791,270
Alibaba Group Holding Ltd., ADR (A)	98,331	22,709,544
ANTA Sports Products Ltd.	1,283,900	22,902,722
Ping An Insurance Group Co. of China Ltd., H Shares	2,085,300	22,734,491
Tencent Holdings Ltd.	449,800	35,881,442

		139,019,469

Finland - 1.9%
Neste OYJ	559,829	33,853,274

France - 7.4%
Sanofi (B)	432,163	45,308,948
TOTAL SE	939,644	41,530,156
Vinci SA (B)	421,212	46,219,462

		133,058,566

Germany - 4.3%
Bayerische Motoren Werke AG	305,364	30,600,577
Henkel AG & Co. KGaA	174,369	17,323,991
Knorr-Bremse AG	234,127	28,698,380

		76,622,948

Ireland - 5.1%
Kingspan Group PLC	435,371	38,724,086
Smurfit Kappa Group PLC	1,020,785	52,182,796

		90,906,882

Israel - 1.7%
Nice Ltd., ADR (A) (B)	128,676	31,040,512

Italy - 3.8%
Amplifon SpA (A)	502,156	21,193,601
Enel SpA	4,753,165	47,195,729

		68,389,330

Japan - 25.4%
Asahi Group Holdings Ltd.	1,150,800	48,118,451
Haseko Corp.	1,771,900	23,768,705
Koito Manufacturing Co. Ltd.	511,700	31,920,171
Lasertec Corp.	214,600	37,788,667
Nidec Corp.	363,700	41,996,023
Nitori Holdings Co. Ltd.	209,500	37,522,578
Open House Co. Ltd.	736,500	30,584,184
Pan Pacific International Holdings Corp.	1,309,300	28,222,392
SoftBank Group Corp.	333,600	30,060,898
Sushiro Global Holdings Ltd.	846,600	37,759,360
Taiyo Yuden Co. Ltd.	645,900	29,645,770
Takeda Pharmaceutical Co. Ltd.	605,842	20,235,420
Tokyo Electron Ltd.	125,800	57,136,808

		454,759,427

Luxembourg - 0.2%
Aroundtown SA	369,648	2,846,329

Netherlands - 1.8%
Euronext NV (C)	323,324	32,520,870

Norway - 5.3%
DnB ASA	2,754,230	59,067,844
Equinor ASA	1,794,898	36,243,938

		95,311,782

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 2.8%
Samsung Electronics Co. Ltd.	691,477	$ 50,398,632

Spain - 2.1%
Iberdrola SA	2,824,813	38,174,374

Sweden - 2.4%
Epiroc AB, Class A (A) (B)	617,878	13,369,337
Epiroc AB, Class B (A)	1,476,291	28,905,032

		42,274,369

Switzerland - 7.0%
Lonza Group AG (A)	70,364	44,731,389
Roche Holding AG	140,370	45,782,460
Swiss Life Holding AG	69,540	33,882,071

		124,395,920

Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	398,940	46,572,256

United Kingdom - 11.3%
Ashtead Group PLC	890,766	57,232,534
Beazley PLC (A)	3,894,113	18,204,012
British American Tobacco PLC	820,793	30,454,165
Legal & General Group PLC	9,732,623	36,541,971
Rio Tinto PLC, ADR (B)	710,468	60,432,408

		202,865,090

Total Common Stocks (Cost $1,315,831,930)		1,734,648,699

RIGHT - 0.2%
Netherlands - 0.2%
Euronext NV, (A) (D) Exercise Price EUR 11.72, Expiration Date 05/10/2021	323,324	3,789,982

Total Right (Cost $0)		3,789,982

OTHER INVESTMENT COMPANY - 4.7%
Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (E)	84,148,804	84,148,804

Total Other Investment Company (Cost $84,148,804)		84,148,804

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (E), dated 04/30/2021, to be repurchased at $20,555,156 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $20,966,274.	$20,555,156	20,555,156

Total Repurchase Agreement (Cost $20,555,156)		20,555,156

Total Investments (Cost $1,420,535,890)		1,843,142,641
Net Other Assets (Liabilities) - (2.9)%		(51,515,054)

Net Assets - 100.0%		$1,791,627,587

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	7.7%	$141,497,731
Oil, Gas & Consumable Fuels	6.1	111,627,368
Insurance	6.0	111,362,545
Pharmaceuticals	6.0	111,326,828
Machinery	5.7	105,764,019
Banks	5.4	100,246,737
Metals & Mining	4.9	90,892,184
Electric Utilities	4.6	85,370,103
Trading Companies & Distributors	3.1	57,232,534
Household Durables	3.0	54,352,889
Containers & Packaging	2.8	52,182,796
Technology Hardware, Storage & Peripherals	2.7	50,398,632
Beverages	2.6	48,118,451
Construction & Engineering	2.5	46,219,462
Life Sciences Tools & Services	2.4	44,731,389
Electrical Equipment	2.3	41,996,023
Building Products	2.1	38,724,086
Hotels, Restaurants & Leisure	2.1	37,759,360
Specialty Retail	2.0	37,522,578
Capital Markets	2.0	36,310,852
Interactive Media & Services	2.0	35,881,442
Auto Components	1.7	31,920,171
Software	1.7	31,040,512
Automobiles	1.7	30,600,577
Tobacco	1.7	30,454,165
Wireless Telecommunication Services	1.6	30,060,898
Electronic Equipment, Instruments & Components	1.6	29,645,770
Multiline Retail	1.5	28,222,392
Textiles, Apparel & Luxury Goods	1.3	22,902,722
Internet & Direct Marketing Retail	1.2	22,709,544
Health Care Providers & Services	1.2	21,193,601
Household Products	0.9	17,323,991
Real Estate Management & Development	0.2	2,846,329

Investments	94.3	1,738,438,681
Short-Term Investments	5.7	104,703,960

Total Investments	100.0%	$1,843,142,641

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$160,754,720	$1,573,893,979	$—	$1,734,648,699
Right	—	3,789,982	—	3,789,982
Other Investment Company	84,148,804	—	—	84,148,804
Repurchase Agreement	—	20,555,156	—	20,555,156

Total Investments	$244,903,524	$1,598,239,117	$—	$1,843,142,641

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $136,821,790, collateralized by cash collateral of $84,148,804 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $57,802,640. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of the 144A security is $32,520,870, representing 1.8% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the value of the security is $3,789,982, representing 0.2% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at April 30, 2021.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 3.4%
BlueScope Steel Ltd.	528,400	$8,735,327
Charter Hall Group, REIT	487,532	5,266,450
Omni Bridgeway Ltd. (A)	2,143,169	6,210,921
Senex Energy Ltd. (A)	1,239,999	2,982,063

		23,194,761

Austria - 0.8%
ams AG (B)	333,000	5,773,628

Belgium - 6.7%
Barco NV (A)	279,834	7,119,929
D’ieteren SA	130,808	14,203,477
Fagron	268,448	6,021,453
Groupe Bruxelles Lambert SA	99,227	10,850,792
Telenet Group Holding NV (A)	195,400	8,355,602

		46,551,253

Denmark - 2.2%
Scandinavian Tobacco Group A/S, Class A (C)	478,828	8,721,088
Schouw & Co. A/S	58,967	6,296,759

		15,017,847

Finland - 1.3%
Kamux Corp.	111,600	2,049,886
Raisio OYJ, V Shares (A)	1,477,083	7,263,114

		9,313,000

France - 4.4%
Elis SA (B)	342,000	6,120,452
ICADE, REIT	71,800	5,587,331
Kaufman & Broad SA	199,529	9,071,221
Rothschild & Co. (B)	264,219	9,402,653

		30,181,657

Germany - 6.1%
Bertrandt AG	37,409	2,071,097
Borussia Dortmund GmbH & Co. KGaA (B)	439,600	3,081,447
DIC Asset AG	412,978	7,365,682
Gerresheimer AG	105,900	11,390,290
Hamburger Hafen und Logistik AG	305,540	7,524,879
SAF-Holland SE (B)	417,100	6,844,228
Takkt AG (B)	228,913	3,873,074

		42,150,697

Greece - 0.6%
Motor Oil Hellas Corinth Refineries SA	278,451	4,289,809

Hong Kong - 3.0%
Great Eagle Holdings Ltd.	1,254,493	4,418,286
Kerry Logistics Network Ltd.	4,214,000	12,648,994
Pacific Textiles Holdings Ltd.	6,176,900	3,944,688

		21,011,968

Ireland - 5.3%
Bank of Ireland Group PLC (B)	1,476,200	8,650,277
C&C Group PLC (B)	1,373,644	5,621,858
Grafton Group PLC	360,200	5,934,033
Greencore Group PLC (B)	1,920,200	4,213,593
Smurfit Kappa Group PLC	234,710	11,998,436

		36,418,197

Italy - 2.0%
Danieli & C Officine Meccaniche SpA	146,990	2,353,893
doValue SpA (B) (C)	351,400	4,357,510

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	218,352	$ 6,831,484

		13,542,887

Japan - 28.0%
Aida Engineering Ltd.	299,300	2,516,131
Air Water, Inc. (A)	337,900	5,589,111
Capcom Co. Ltd.	640,400	20,776,508
Denka Co. Ltd.	333,460	13,059,122
DTS Corp.	325,800	7,659,294
Fuji Corp.	265,800	7,075,250
Furyu Corp.	101,900	910,985
GMO internet, Inc.	295,900	8,789,911
Hikari Tsushin, Inc.	21,000	4,224,359
Horiba Ltd.	125,700	8,187,615
Hosokawa Micron Corp.	54,700	3,114,263
Kaken Pharmaceutical Co. Ltd.	99,600	4,106,577
Kintetsu World Express, Inc.	526,700	12,707,942
Kumiai Chemical Industry Co. Ltd. (A)	626,200	5,096,607
Kyushu Railway Co.	115,800	2,599,634
Matsumotokiyoshi Holdings Co. Ltd.	185,700	7,468,196
Meitec Corp.	86,000	4,789,544
Nakanishi, Inc.	458,900	9,408,886
Nextage Co. Ltd.	80,500	1,274,423
Nichiha Corp.	192,600	5,599,395
Nippon Parking Development Co. Ltd.	2,523,400	3,604,853
Paramount Bed Holdings Co. Ltd.	208,200	4,131,234
PCA Corp. (A)	69,200	2,849,311
Rohto Pharmaceutical Co. Ltd.	187,000	4,796,776
Sanwa Holdings Corp.	1,001,900	12,943,667
Shinoken Group Co. Ltd.	371,200	3,972,730
Square Enix Holdings Co. Ltd.	227,100	12,592,758
Takasago Thermal Engineering Co. Ltd.	276,400	4,165,639
Token Corp. (A)	73,800	6,590,935
Wakita & Co. Ltd.	309,500	2,978,852

		193,580,508

Netherlands - 5.5%
ASM International NV (A)	65,300	19,810,518
Euronext NV (C)	45,700	4,596,639
Intertrust NV (B) (C)	459,500	8,507,768
Van Lanschot Kempen NV, CVA (B)	177,200	5,186,593

		38,101,518

New Zealand - 0.4%
Pushpay Holdings Ltd. (A) (B)	1,968,800	2,578,000

Norway - 0.7%
ABG Sundal Collier Holding ASA	4,540,727	4,636,735

Philippines - 0.2%
Alliance Global Group, Inc.	6,626,200	1,439,016

Republic of Korea - 2.8%
Eugene Technology Co. Ltd.	252,509	10,832,235
Interpark Corp.	486,319	2,001,899
Value Added Technology Co. Ltd.	240,700	6,569,283

		19,403,417

Spain - 1.6%
Cia de Distribucion Integral Logista Holdings SA	391,064	8,130,015
Vidrala SA	23,000	2,588,203

		10,718,218

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 3.2%
Cloetta AB, B Shares	1,960,200	$ 6,135,891
Dios Fastigheter AB	958,374	9,118,962
Nobina AB (B) (C)	396,572	3,505,418
Trelleborg AB, B Shares	130,000	3,382,056

		22,142,327

Switzerland - 1.7%
Swissquote Group Holding SA	79,576	11,949,094

United Kingdom - 17.6%
Bellway PLC	297,500	14,840,803
Dialog Semiconductor PLC (B)	49,487	3,876,827
Domino’s Pizza Group PLC (A)	1,113,400	5,874,346
Equiniti Group PLC (B) (C)	3,393,300	8,199,974
Howden Joinery Group PLC (B)	903,400	10,092,326
IG Group Holdings PLC	742,535	9,393,769
Inchcape PLC (B)	394,700	4,260,282
Informa PLC (B)	857,627	6,666,430
Intermediate Capital Group PLC	315,335	9,519,911
International Personal Finance PLC (B)	1,401,850	2,470,367
Lancashire Holdings Ltd.	579,700	5,683,300
Oxford Metrics PLC (A)	739,400	959,879
Redde Northgate PLC (A)	261,868	1,317,141
Redrow PLC	1,544,400	14,741,818
Rentokil Initial PLC	621,581	4,295,913
Savills PLC	558,000	9,194,628
Vectura Group PLC (B)	2,002,500	3,114,011
Vistry Group PLC	401,300	6,859,743

		121,361,468

Total Common Stocks (Cost $476,784,930)		673,356,005

	Shares	Value
RIGHT - 0.1%
Netherlands - 0.1%
Euronext NV, (B) (D) Exercise Price EUR 11.72, Expiration Date 05/10/2021	45,700	$ 535,692

Total Right (Cost $0)		535,692

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (E)	4,424,185	4,424,185

Total Other Investment Company (Cost $4,424,185)		4,424,185

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.00% (E), dated 04/30/2021, to be repurchased at $13,769,911 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $14,045,325.	$13,769,911	13,769,911

Total Repurchase Agreement (Cost $13,769,911)		13,769,911

Total Investments (Cost $494,979,026)		692,085,793
Net Other Assets (Liabilities) - (0.2)%		(1,144,559)

Net Assets - 100.0%		$690,941,234

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Household Durables	7.5%	$52,104,520
Capital Markets	7.2	50,034,493
Semiconductors & Semiconductor Equipment	5.8	40,293,208
Entertainment	5.3	36,450,713
Real Estate Management & Development	4.9	34,070,288
Air Freight & Logistics	4.8	33,486,951
IT Services	3.9	27,227,179
Food Products	3.5	23,909,357
Chemicals	3.4	23,744,840
Building Products	3.3	22,708,701
Diversified Financial Services	3.1	21,419,223
Health Care Equipment & Supplies	2.9	20,109,403
Trading Companies & Distributors	2.7	19,005,211
Distributors	2.7	18,463,759
Machinery	2.7	18,441,593
Professional Services	2.2	15,368,409
Electronic Equipment, Instruments & Components	2.2	15,307,544
Media	2.2	15,022,032
Containers & Packaging	2.1	14,586,639
Commercial Services & Supplies	2.0	14,021,218
Banks	2.0	13,836,870

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Life Sciences Tools & Services	1.6%	$11,390,290
Equity Real Estate Investment Trusts	1.6	10,853,781
Metals & Mining	1.3	8,735,327
Tobacco	1.3	8,721,088
Specialty Retail	1.1	7,548,668
Transportation Infrastructure	1.1	7,524,879
Food & Staples Retailing	1.1	7,468,196
Road & Rail	1.1	7,422,193
Oil, Gas & Consumable Fuels	1.1	7,271,872
Pharmaceuticals	1.0	7,220,588
Auto Components	1.0	6,844,228
Electrical Equipment	1.0	6,831,484
Health Care Providers & Services	0.9	6,021,453
Internet & Direct Marketing Retail	0.8	5,874,973
Hotels, Restaurants & Leisure	0.8	5,874,346
Insurance	0.8	5,683,300
Beverages	0.8	5,621,858
Personal Products	0.7	4,796,776
Textiles, Apparel & Luxury Goods	0.6	3,944,688
Software	0.6	3,809,190
Consumer Finance	0.4	2,470,367
Industrial Conglomerates	0.2	1,439,016
Leisure Products	0.1	910,985

Investments	97.4	673,891,697
Short-Term Investments	2.6	18,194,096

Total Investments	100.0%	$692,085,793

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$673,356,005	$—	$673,356,005
Right	—	535,692	—	535,692
Other Investment Company	4,424,185	—	—	4,424,185
Repurchase Agreement	—	13,769,911	—	13,769,911

Total Investments	$4,424,185	$687,661,608	$—	$692,085,793

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,111,164, collateralized by cash collateral of $4,424,185 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $39,879,734. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $37,888,397, representing 5.5% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the value of the security is $535,692, representing 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Rates disclosed reflect the yields at April 30, 2021.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Australia - 5.1%
BHP Group Ltd.	19,671	$ 715,943
Commonwealth Bank of Australia	36,059	2,468,476
Fortescue Metals Group Ltd.	105,763	1,829,839
National Australia Bank Ltd.	32,976	674,826
Sandfire Resources Ltd.	125,873	644,184
Sonic Healthcare Ltd.	24,312	671,982

		7,005,250

Austria - 0.5%
voestalpine AG	16,560	718,444

Belgium - 0.2%
UCB SA	2,840	262,978

China - 0.7%
Yangzijiang Shipbuilding Holdings Ltd.	865,600	928,931

Denmark - 3.2%
AP Moller - Maersk A/S, Class B	735	1,828,406
Danske Bank A/S	21,918	416,611
Novo Nordisk A/S, Class B	18,907	1,394,721
Pandora A/S	2,632	298,071
Scandinavian Tobacco Group A/S, Class A (A)	25,710	468,267

		4,406,076

Finland - 2.2%
Nordea Bank Abp	285,319	2,957,211

France - 7.2%
BNP Paribas SA (B)	16,078	1,030,884
Capgemini SE	2,736	501,363
Cie de Saint-Gobain (B)	25,096	1,583,435
Cie Generale des Etablissements Michelin SCA	8,746	1,265,551
Eiffage SA (B)	10,548	1,155,401
Engie SA (B)	67,260	1,001,868
Fnac Darty SA (B)	9,056	638,632
Rexel SA (B)	20,469	402,364
Sanofi (C)	8,199	859,602
Sartorius Stedim Biotech	1,257	577,323
Societe Generale SA (B)	29,547	840,529

		9,856,952

Germany - 8.3%
Bayer AG	11,801	763,623
Daimler AG	26,723	2,378,313
Deutsche Post AG	36,498	2,149,628
Deutsche Telekom AG	80,044	1,540,450
HeidelbergCement AG	12,241	1,121,683
Hornbach Holding AG & Co. KGaA	2,253	210,505
Infineon Technologies AG	15,223	610,450
Merck KGaA	10,300	1,809,549
TAG Immobilien AG	27,066	837,045

		11,421,246

Hong Kong - 2.0%
ASM Pacific Technology Ltd.	45,700	690,227
CK Hutchison Holdings Ltd.	103,000	841,829
Kerry Properties Ltd.	192,000	646,907
WH Group Ltd. (A)	723,500	630,387

		2,809,350

Israel - 0.7%
Teva Pharmaceutical Industries Ltd., ADR (B) (C)	85,500	914,850

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.6%
Enel SpA	124,902	$ 1,240,193
Eni SpA	53,098	632,445
Unipol Gruppo SpA (B)	60,626	331,328

		2,203,966

Japan - 29.0%
AGC, Inc.	40,200	1,833,091
Arcland Sakamoto Co. Ltd.	10,400	141,930
Central Glass Co. Ltd.	19,200	395,856
Cosmo Energy Holdings Co. Ltd.	11,800	252,766
FUJIFILM Holdings Corp.	41,100	2,662,261
Fujitsu Ltd.	8,800	1,397,950
Hirogin Holdings, Inc.	44,500	245,990
Hitachi Ltd.	50,100	2,479,836
Hokkaido Electric Power Co., Inc. (C)	59,500	283,498
Honda Motor Co. Ltd.	29,500	879,684
Ibiden Co. Ltd. (C)	10,400	490,916
ITOCHU Corp.	95,600	2,984,511
Kajima Corp.	114,800	1,588,024
Marubeni Corp.	172,300	1,435,127
Mitsubishi Corp.	26,500	732,744
Mitsubishi UFJ Financial Group, Inc.	218,000	1,159,781
Mitsui & Co. Ltd.	78,000	1,646,083
Mizuho Financial Group, Inc.	35,190	495,279
Murata Manufacturing Co. Ltd.	14,700	1,168,759
NEC Corp.	50,400	2,930,037
NEC Networks & System Integration Corp.	54,600	939,266
Nippon Telegraph & Telephone Corp.	101,500	2,559,107
Nippon Yusen KK	38,300	1,505,319
Nomura Holdings, Inc.	265,000	1,424,416
Ricoh Co. Ltd. (C)	63,500	678,568
Sawai Group Holdings Co. Ltd.	11,300	543,856
Sekisui House Ltd.	54,500	1,103,768
Sony Group Corp.	33,900	3,389,285
Toyota Motor Corp.	33,500	2,506,610

		39,854,318

Netherlands - 5.7%
Akzo Nobel NV	4,669	560,602
ASM International NV (C)	5,475	1,660,989
ASR Nederland NV	7,358	321,364
Koninklijke Ahold Delhaize NV	34,426	926,469
Koninklijke Philips NV (B)	9,957	563,000
NN Group NV	21,408	1,067,798
PostNL NV	160,798	839,917
Prosus NV (B)	4,201	455,941
Royal Dutch Shell PLC, B Shares	40,842	730,813
Signify NV (A) (B)	13,136	745,981

		7,872,874

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	10,807	279,857

Norway - 0.5%
AKER Solutions ASA (B) (C)	208,534	362,903
Austevoll Seafood ASA	24,506	312,804

		675,707

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.3%
DBS Group Holdings Ltd.	66,200	$ 1,483,611
Yanlord Land Group Ltd.	235,700	235,379

		1,718,990

Spain - 1.9%
Banco Bilbao Vizcaya Argentaria SA (B)	74,368	416,430
Iberdrola SA	100,976	1,364,584
Repsol SA	21,955	262,061
Telefonica SA	115,881	537,030

		2,580,105

Sweden - 1.0%
Telefonaktiebolaget LM Ericsson, B Shares	98,602	1,354,212

Switzerland - 8.0%
Alcon, Inc. (B)	24,056	1,806,864
Credit Suisse Group AG	69,021	723,338
Nestle SA	10,839	1,293,425
Novartis AG	30,381	2,592,604
Roche Holding AG	3,785	1,234,499
Swiss Life Holding AG	2,519	1,227,336
UBS Group AG	105,649	1,613,323
Zurich Insurance Group AG	1,227	503,387

		10,994,776

United Kingdom - 14.3%
3i Group PLC	58,451	1,035,271
Anglo American PLC	24,112	1,022,359
AstraZeneca PLC	14,645	1,558,871
Aviva PLC	115,006	635,816
Barclays PLC	444,500	1,076,121
Bellway PLC	8,867	442,331
BP PLC	140,759	589,266
British American Tobacco PLC	26,814	994,889
BT Group PLC (B)	205,910	469,669
Coca-Cola European Partners PLC	12,854	730,364
Computacenter PLC	23,909	884,338
Ferguson PLC	6,871	866,612
GlaxoSmithKline PLC	49,838	920,993
Imperial Brands PLC	66,029	1,376,276
Kingfisher PLC (B)	141,472	698,399
Lloyds Banking Group PLC	916,465	574,696
Persimmon PLC	32,701	1,414,662
Redrow PLC	43,123	411,624
Rio Tinto PLC	15,098	1,264,566
Royal Mail PLC (B)	39,419	270,067

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	80,784	$ 579,539
Tesco PLC	128,457	392,123
Unilever PLC	4,990	292,300
Vodafone Group PLC	615,807	1,162,150

		19,663,302

Total Common Stocks (Cost $107,044,672)		128,479,395

PREFERRED STOCKS - 1.9%
Germany - 1.9%
Draegerwerk AG & Co. KGaA, 0.25% (D)	1,978	184,656
Volkswagen AG, 2.24% (D)	9,456	2,461,959

Total Preferred Stocks (Cost $1,855,134)		2,646,615

EXCHANGE-TRADED FUND - 1.9%
United States - 1.9%
iShares MSCI EAFE ETF	32,740	2,557,321

Total Exchange-Traded Fund (Cost $1,844,785)		2,557,321

RIGHT - 0.0% (E)
Switzerland - 0.0% (E)
Credit Suisse Group AG, (B) (C) (F) (G) (H) Exercise Price CHF 0, Expiration Date 05/06/2021	69,021	0

Total Right (Cost $0)		0

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	2,779,002	2,779,002

Total Other Investment Company (Cost $2,779,002)		2,779,002

Total Investments (Cost $113,523,593)		136,462,333
Net Other Assets (Liabilities) - 0.6%		773,589

Net Assets - 100.0%		$ 137,235,922

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.6%	$14,419,984
Pharmaceuticals	9.4	12,856,146
Automobiles	6.0	8,226,566
Trading Companies & Distributors	5.9	8,067,441
Household Durables	5.0	6,761,670
IT Services	4.9	6,652,954
Metals & Mining	4.5	6,195,335
Diversified Telecommunication Services	3.7	5,106,256

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Capital Markets	3.5%	$4,796,348
Insurance	3.0	4,087,029
Building Products	2.8	3,812,382
Technology Hardware, Storage & Peripherals	2.5	3,340,829
Marine	2.5	3,333,725
Industrial Conglomerates	2.4	3,321,665
Air Freight & Logistics	2.4	3,259,612
Semiconductors & Semiconductor Equipment	2.2	2,961,666
Electric Utilities	2.1	2,888,275
Tobacco	2.1	2,839,432
Health Care Equipment & Supplies	2.1	2,834,377
Construction & Engineering	2.0	2,743,425
International Equity Funds	1.9	2,557,321
Oil, Gas & Consumable Fuels	1.8	2,467,351
Food Products	1.6	2,236,616
Real Estate Management & Development	1.3	1,719,331
Specialty Retail	1.2	1,689,466
Electronic Equipment, Instruments & Components	1.2	1,659,675
Communications Equipment	1.0	1,354,212
Food & Staples Retailing	1.0	1,318,592
Auto Components	0.9	1,265,551
Wireless Telecommunication Services	0.9	1,162,150
Construction Materials	0.8	1,121,683
Multi-Utilities	0.7	1,001,868
Machinery	0.7	928,931
Electrical Equipment	0.6	745,981
Beverages	0.5	730,364
Health Care Providers & Services	0.5	671,982
Life Sciences Tools & Services	0.4	577,323
Chemicals	0.4	560,602
Internet & Direct Marketing Retail	0.3	455,941
Energy Equipment & Services	0.3	362,903
Textiles, Apparel & Luxury Goods	0.2	298,071
Personal Products	0.2	292,300

Investments	98.0	133,683,331
Short-Term Investments	2.0	2,779,002

Total Investments	100.0%	$136,462,333

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$1,645,214	$126,834,181	$—	$128,479,395
Preferred Stocks	—	2,646,615	—	2,646,615
Exchange-Traded Fund	2,557,321	—	—	2,557,321
Right	—	—	0	0
Other Investment Company	2,779,002	—	—	2,779,002

Total Investments	$6,981,537	$129,480,796	$0	$136,462,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $1,844,635, representing 1.3% of the Fund’s net assets.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,001,349, collateralized by cash collateral of $2,779,002 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $366,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at April 30, 2021.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Security deemed worthless.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 3.5%
Northrop Grumman Corp.	111,261	$39,435,349
Textron, Inc.	707,255	45,434,061

		84,869,410

Airlines - 1.6%
Southwest Airlines Co. (A)	613,817	38,535,431

Automobiles - 2.3%
General Motors Co. (A)	989,614	56,625,713

Banks - 10.6%
Bank of America Corp.	2,621,672	106,256,366
JPMorgan Chase & Co.	597,387	91,884,095
Wells Fargo & Co.	1,300,739	58,598,292

		256,738,753

Beverages - 2.2%
PepsiCo, Inc.	370,900	53,468,944

Biotechnology - 1.8%
AbbVie, Inc.	404,526	45,104,649

Building Products - 2.3%
Trane Technologies PLC	319,665	55,567,367

Capital Markets - 8.6%
BlackRock, Inc.	85,015	69,652,790
Charles Schwab Corp.	1,100,556	77,479,142
State Street Corp.	723,055	60,700,467

		207,832,399

Chemicals - 2.6%
Air Products & Chemicals, Inc.	216,668	62,504,385

Construction & Engineering - 2.0%
Quanta Services, Inc.	514,813	49,751,528

Construction Materials - 2.1%
Martin Marietta Materials, Inc.	146,289	51,657,572

Electric Utilities - 3.7%
Duke Energy Corp.	367,975	37,051,403
Xcel Energy, Inc.	735,252	52,423,467

		89,474,870

Energy Equipment & Services - 0.8%
Schlumberger NV	706,465	19,109,878

Entertainment - 3.4%
Walt Disney Co. (A)	446,231	83,007,891

Equity Real Estate Investment Trusts - 3.9%
American Tower Corp.	190,437	48,517,635
Prologis, Inc.	399,974	46,608,970

		95,126,605

Food Products - 2.7%
Mondelez International, Inc., Class A	492,528	29,950,628
Tyson Foods, Inc., Class A	467,273	36,190,294

		66,140,922

Health Care Equipment & Supplies - 3.0%
Medtronic PLC	554,687	72,619,622

Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	350,835	42,380,868
UnitedHealth Group, Inc.	143,752	57,328,298

		99,709,166

Insurance - 1.8%
Hartford Financial Services Group, Inc.	655,633	43,245,553

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 3.9%
Alphabet, Inc., Class A (A)	40,722	$ 95,839,227

IT Services - 2.9%
Global Payments, Inc.	324,321	69,609,016

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	101,391	47,677,090

Machinery - 5.3%
Caterpillar, Inc.	272,590	62,180,505
Parker-Hannifin Corp.	210,499	66,056,691

		128,237,196

Media - 1.9%
Comcast Corp., Class A	804,423	45,168,351

Multiline Retail - 2.4%
Target Corp.	280,738	58,185,758

Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	603,166	62,168,319
ConocoPhillips	963,813	49,289,397

		111,457,716

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	809,757	50,545,032
Eli Lilly & Co.	210,554	38,482,954

		89,027,986

Road & Rail - 1.6%
Kansas City Southern	136,808	39,976,666

Semiconductors & Semiconductor Equipment - 2.1%
Micron Technology, Inc. (A)	589,366	50,726,732

Software - 1.7%
Microsoft Corp.	167,020	42,119,104

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	256,913	50,419,176

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	195,503	25,700,824

Total Common Stocks (Cost $1,983,002,945)		2,385,235,500

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $45,146,761 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $46,049,709.	$45,146,761	45,146,761

Total Repurchase Agreement (Cost $45,146,761)		45,146,761

Total Investments (Cost $2,028,149,706)		2,430,382,261
Net Other Assets (Liabilities) - (0.1)%		(3,275,559)

Net Assets - 100.0%		$2,427,106,702

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,385,235,500	$—	$—	$2,385,235,500
Repurchase Agreement	—	45,146,761	—	45,146,761

Total Investments	$2,385,235,500	$45,146,761	$—	$2,430,382,261

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.9%
Boeing Co. (A)	1,723	$403,716
Huntington Ingalls Industries, Inc.	2,080	441,626
L3 Harris Technologies, Inc.	632	132,233
Lockheed Martin Corp.	4,436	1,688,164
Northrop Grumman Corp.	1,167	413,632
Raytheon Technologies Corp.	4,718	392,726
Teledyne Technologies, Inc. (A)	691	309,395

		3,781,492

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	2,707	262,796
FedEx Corp.	1,797	521,687
United Parcel Service, Inc., Class B	2,713	553,072

		1,337,555

Automobiles - 1.8%
Ford Motor Co. (A)	22,124	255,311
General Motors Co.	9,345	534,721
Tesla, Inc. (A)	4,044	2,868,975

		3,659,007

Banks - 5.1%
Bank of America Corp.	47,708	1,933,605
Citigroup, Inc.	9,479	675,284
Citizens Financial Group, Inc.	3,242	150,040
Fifth Third Bancorp	17,930	726,882
JPMorgan Chase & Co.	20,541	3,159,411
KeyCorp	16,054	349,335
Regions Financial Corp.	19,483	424,729
SVB Financial Group (A)	1,560	892,055
US Bancorp	23,940	1,420,839
Wells Fargo & Co.	15,055	678,228

		10,410,408

Beverages - 1.0%
Coca-Cola Co.	4,342	234,381
Constellation Brands, Inc., Class A	1,707	410,226
Monster Beverage Corp. (A)	6,569	637,522
PepsiCo, Inc.	5,358	772,409

		2,054,538

Biotechnology - 1.2%
AbbVie, Inc.	6,442	718,283
Alexion Pharmaceuticals, Inc. (A)	3,076	518,860
Amgen, Inc.	1,488	356,584
Gilead Sciences, Inc.	5,274	334,741
Vertex Pharmaceuticals, Inc. (A)	2,485	542,227

		2,470,695

Building Products - 0.7%
A.O. Smith Corp.	9,820	665,305
Fortune Brands Home & Security, Inc.	1,989	208,805
Masco Corp.	7,775	496,667

		1,370,777

Capital Markets - 2.1%
Ameriprise Financial, Inc.	901	232,819
Cboe Global Markets, Inc.	3,646	380,533
Charles Schwab Corp.	2,506	176,422
MarketAxess Holdings, Inc.	895	437,172
Moody’s Corp.	1,162	379,637
Raymond James Financial, Inc.	4,540	593,741

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
S&P Global, Inc.	3,866	$ 1,509,248
State Street Corp.	5,214	437,715
T. Rowe Price Group, Inc.	890	159,488

		4,306,775

Chemicals - 1.7%
Dow, Inc.	12,236	764,750
Ecolab, Inc.	1,196	268,048
FMC Corp.	2,847	336,629
Mosaic Co.	6,105	214,774
PPG Industries, Inc.	6,139	1,051,242
Sherwin-Williams Co.	3,378	925,133

		3,560,576

Commercial Services & Supplies - 0.4%
Cintas Corp.	342	118,038
Republic Services, Inc.	2,037	216,533
Rollins, Inc.	4,511	168,170
Waste Management, Inc.	2,763	381,211

		883,952

Communications Equipment - 0.8%
Cisco Systems, Inc.	32,310	1,644,902

Consumer Finance - 0.6%
Capital One Financial Corp.	4,018	599,004
Discover Financial Services	2,420	275,880
Synchrony Financial	6,096	266,639

		1,141,523

Containers & Packaging - 0.6%
International Paper Co.	10,724	621,992
Sealed Air Corp.	4,762	235,243
WestRock Co.	4,947	275,795

		1,133,030

Distributors - 0.3%
Pool Corp.	1,286	543,361

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B (A)	10,000	2,749,500

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	59,526	1,869,712
Lumen Technologies, Inc.	6,164	79,084
Verizon Communications, Inc.	27,821	1,607,775

		3,556,571

Electric Utilities - 1.0%
Evergy, Inc.	13,233	846,515
NRG Energy, Inc.	9,591	343,550
Pinnacle West Capital Corp.	10,064	851,917

		2,041,982

Electrical Equipment - 0.1%
Eaton Corp. PLC	1,619	231,404

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	608	108,424
IPG Photonics Corp. (A)	990	214,939
Trimble, Inc. (A)	1,678	137,596
Zebra Technologies Corp., Class A (A)	251	122,423

		583,382

Energy Equipment & Services - 0.5%
Halliburton Co.	21,555	421,616

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
NOV, Inc. (A)	10,315	$ 154,209
Schlumberger NV	16,882	456,658

		1,032,483

Entertainment - 1.5%
Activision Blizzard, Inc.	9,617	876,974
Electronic Arts, Inc.	3,627	515,324
Netflix, Inc. (A)	1,722	884,195
Walt Disney Co. (A)	3,720	691,995

		2,968,488

Equity Real Estate Investment Trusts - 2.2%
Duke Realty Corp.	9,359	435,380
Extra Space Storage, Inc.	4,059	603,533
Prologis, Inc.	7,594	884,929
Public Storage	6,342	1,783,117
SBA Communications Corp.	404	121,087
Weyerhaeuser Co.	16,055	622,452

		4,450,498

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,647	612,833
Kroger Co.	4,204	153,614
Walmart, Inc.	9,099	1,273,041

		2,039,488

Food Products - 1.1%
Campbell Soup Co.	4,396	209,909
Conagra Brands, Inc.	11,503	426,646
General Mills, Inc.	5,923	360,474
Hershey Co.	3,525	579,158
J.M. Smucker Co.	1,777	232,769
Tyson Foods, Inc., Class A	6,204	480,500

		2,289,456

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	14,224	1,708,018
ABIOMED, Inc. (A)	689	220,983
Align Technology, Inc. (A)	370	220,346
Becton Dickinson & Co.	2,549	634,217
Danaher Corp.	3,555	902,757
DENTSPLY SIRONA, Inc.	1,401	94,581
Hologic, Inc. (A)	5,581	365,835
IDEXX Laboratories, Inc. (A)	887	486,954
Intuitive Surgical, Inc. (A)	729	630,585
Medtronic PLC	2,789	365,136
West Pharmaceutical Services, Inc.	612	201,054

		5,830,466

Health Care Providers & Services - 2.6%
Anthem, Inc.	1,658	629,029
Cardinal Health, Inc.	5,952	359,144
Cigna Corp.	3,086	768,445
CVS Health Corp.	12,420	948,888
HCA Healthcare, Inc.	2,188	439,919
Humana, Inc.	833	370,885
Laboratory Corp. of America Holdings (A)	1,466	389,765
Quest Diagnostics, Inc.	2,045	269,695
UnitedHealth Group, Inc.	2,663	1,062,004
Universal Health Services, Inc., Class B	532	78,954

		5,316,728

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. (A)	7,830	$ 218,927
Chipotle Mexican Grill, Inc. (A)	140	208,884
Marriott International, Inc., Class A (A)	2,270	337,141
McDonald’s Corp.	3,388	799,839
Royal Caribbean Cruises Ltd. (A)	1,133	98,514
Starbucks Corp.	1,717	196,579
Yum! Brands, Inc.	3,443	411,508

		2,271,392

Household Durables - 1.2%
D.R. Horton, Inc.	4,636	455,673
Garmin Ltd.	4,459	611,953
Lennar Corp., Class A	2,909	301,372
Mohawk Industries, Inc. (A)	735	151,043
Newell Brands, Inc.	17,205	463,847
PulteGroup, Inc.	6,586	389,364

		2,373,252

Household Products - 1.9%
Clorox Co.	2,780	507,350
Colgate-Palmolive Co.	9,209	743,166
Kimberly-Clark Corp.	7,979	1,063,760
Procter & Gamble Co.	11,861	1,582,495

		3,896,771

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	5,636	156,794

Industrial Conglomerates - 0.9%
3M Co.	6,002	1,183,234
General Electric Co.	47,830	627,530

		1,810,764

Insurance - 2.6%
Aflac, Inc.	21,196	1,138,861
Allstate Corp.	4,145	525,586
Aon PLC, Class A	1,887	474,467
Arthur J. Gallagher & Co.	3,032	439,488
Chubb Ltd.	1,406	241,256
Cincinnati Financial Corp.	3,839	432,579
Everest Re Group Ltd.	576	159,523
Hartford Financial Services Group, Inc.	5,013	330,657
Marsh & McLennan Cos., Inc.	4,578	621,235
Prudential Financial, Inc.	3,040	305,094
W.R. Berkley Corp.	5,659	451,136
Willis Towers Watson PLC	897	232,197

		5,352,079

Interactive Media & Services - 6.4%
Alphabet, Inc., Class A (A)	1,215	2,859,502
Alphabet, Inc., Class C (A)	2,412	5,813,209
Facebook, Inc., Class A (A)	12,869	4,183,455
Twitter, Inc. (A)	3,976	219,555

		13,075,721

Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (A)	2,388	8,280,199
eBay, Inc.	10,043	560,299
Etsy, Inc. (A)	931	185,073

		9,025,571

IT Services - 5.2%
Accenture PLC, Class A	7,098	2,058,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Akamai Technologies, Inc. (A)	1,645	$ 178,812
Cognizant Technology Solutions Corp., Class A	5,211	418,964
DXC Technology Co. (A)	5,250	172,778
Fidelity National Information Services, Inc.	1,425	217,882
Fiserv, Inc. (A)	3,010	361,561
FleetCor Technologies, Inc. (A)	1,282	368,857
Gartner, Inc. (A)	2,779	544,351
Global Payments, Inc.	622	133,500
International Business Machines Corp.	7,058	1,001,389
Jack Henry & Associates, Inc.	2,116	344,548
Mastercard, Inc., Class A	4,308	1,645,914
PayPal Holdings, Inc. (A)	5,695	1,493,742
Visa, Inc., Class A	5,857	1,367,961
Western Union Co.	11,588	298,507

		10,606,973

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	5,901	788,610
Illumina, Inc. (A)	1,283	504,014
Mettler-Toledo International, Inc. (A)	256	336,210
PerkinElmer, Inc.	3,380	438,149
Thermo Fisher Scientific, Inc.	3,144	1,478,403
Waters Corp. (A)	440	131,943

		3,677,329

Machinery - 1.6%
Caterpillar, Inc.	3,068	699,841
Deere & Co.	683	253,291
Illinois Tool Works, Inc.	3,468	799,235
Otis Worldwide Corp.	4,999	389,272
PACCAR, Inc.	8,836	794,180
Westinghouse Air Brake Technologies Corp.	3,371	276,658

		3,212,477

Media - 1.8%
Charter Communications, Inc., Class A (A)	2,037	1,371,818
Comcast Corp., Class A	26,946	1,513,018
Discovery, Inc., Class C (A)	9,284	299,966
DISH Network Corp., Class A (A)	3,611	161,737
Fox Corp., Class A	6,513	243,716

		3,590,255

Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	4,499	169,657
Newmont Corp.	5,912	368,968
Nucor Corp.	11,646	958,000

		1,496,625

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	36,687	898,465
Dominion Energy, Inc.	16,038	1,281,436

		2,179,901

Multiline Retail - 0.8%
Dollar General Corp.	2,630	564,793
Dollar Tree, Inc. (A)	3,133	359,982
Target Corp.	3,194	661,988

		1,586,763

Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	8,656	144,295
Chevron Corp.	8,967	924,229
ConocoPhillips	6,739	344,632

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	1,284	$ 94,554
Exxon Mobil Corp.	11,804	675,661
Marathon Oil Corp.	20,949	235,886
Occidental Petroleum Corp.	6,994	177,368
Pioneer Natural Resources Co.	2,747	422,571
Valero Energy Corp.	1,332	98,515
Williams Cos., Inc.	7,066	172,128

		3,289,839

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	13,153	821,010
Eli Lilly & Co.	2,919	533,506
Johnson & Johnson	24,206	3,939,042
Merck & Co., Inc.	9,781	728,684
Pfizer, Inc.	31,589	1,220,915
Zoetis, Inc.	4,388	759,256

		8,002,413

Professional Services - 0.5%
IHS Markit Ltd.	4,396	472,921
Nielsen Holdings PLC	3,752	96,239
Robert Half International, Inc.	5,295	463,895

		1,033,055

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (A)	4,181	356,221

Road & Rail - 1.0%
CSX Corp.	6,382	642,986
Old Dominion Freight Line, Inc.	2,880	742,493
Union Pacific Corp.	2,787	618,965

		2,004,444

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (A)	6,650	542,773
Applied Materials, Inc.	5,874	779,539
Broadcom, Inc.	3,263	1,488,581
Enphase Energy, Inc. (A)	662	92,183
Intel Corp.	16,993	977,607
KLA Corp.	1,766	556,908
Microchip Technology, Inc.	3,293	494,905
Micron Technology, Inc. (A)	5,994	515,904
Monolithic Power Systems, Inc.	227	82,033
NVIDIA Corp.	3,842	2,306,660
Qorvo, Inc. (A)	2,210	415,856
QUALCOMM, Inc.	8,435	1,170,778
Skyworks Solutions, Inc.	2,353	426,669
Texas Instruments, Inc.	5,687	1,026,560

		10,876,956

Software - 8.4%
Adobe, Inc. (A)	3,881	1,972,868
Autodesk, Inc. (A)	1,322	385,905
Cadence Design Systems, Inc. (A)	1,417	186,718
Citrix Systems, Inc.	2,472	306,157
Microsoft Corp.	48,430	12,213,077
NortonLifeLock, Inc.	14,460	312,481
Oracle Corp.	4,713	357,198
salesforce.com, Inc. (A)	3,564	820,861
ServiceNow, Inc. (A)	622	314,962
Tyler Technologies, Inc. (A)	741	314,821

		17,185,048

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.9%
AutoZone, Inc. (A)	187	$ 273,791
Best Buy Co., Inc.	1,053	122,432
Home Depot, Inc.	8,370	2,709,118
L Brands, Inc. (A)	3,395	223,731
Lowe’s Cos., Inc.	5,681	1,114,896
O’Reilly Automotive, Inc. (A)	764	422,400
TJX Cos., Inc.	11,083	786,893
Tractor Supply Co.	1,374	259,136

		5,912,397

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	95,685	12,578,750
HP, Inc.	14,612	498,415

		13,077,165

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	5,034	106,016
PVH Corp.	2,182	246,959

		352,975

Tobacco - 0.8%
Altria Group, Inc.	17,259	824,117

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	9,477	$ 900,315

		1,724,432

Trading Companies & Distributors - 0.4%
Fastenal Co.	7,540	394,191
United Rentals, Inc. (A)	824	263,639
WW Grainger, Inc.	547	237,146

		894,976

Total Common Stocks (Cost $140,689,461)		200,411,625

EXCHANGE-TRADED FUND - 1.5%
U.S. Equity Fund - 1.5%
SPDR S&P 500 ETF Trust	7,227	3,015,827

Total Exchange-Traded Fund (Cost $2,717,911)		3,015,827

Total Investments (Cost $143,407,372)		203,427,452
Net Other Assets (Liabilities) - 0.2%		429,272

Net Assets - 100.0%		$203,856,724

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$200,411,625	$—	$—	$200,411,625
Exchange-Traded Fund	3,015,827	—	—	3,015,827

Total Investments	$203,427,452	$—	$—	$203,427,452

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	63,578	$5,292,233

Air Freight & Logistics - 0.5%
FedEx Corp.	20,918	6,072,705

Automobiles - 0.6%
Tesla, Inc. (A)	9,402	6,670,155

Beverages - 1.2%
Constellation Brands, Inc., Class A	30,383	7,301,643
Monster Beverage Corp. (A)	67,831	6,582,998

		13,884,641

Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (A)	13,997	1,968,538
Exact Sciences Corp. (A) (B)	22,566	2,974,650
Horizon Therapeutics PLC (A)	34,036	3,220,486
Moderna, Inc. (A)	36,442	6,516,559
Regeneron Pharmaceuticals, Inc. (A)	9,062	4,361,541
Seagen, Inc. (A)	23,490	3,376,922
Vertex Pharmaceuticals, Inc. (A)	24,168	5,273,458

		27,692,154

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	61,097	6,413,963

Capital Markets - 0.3%
S&P Global, Inc.	8,417	3,285,913

Chemicals - 0.5%
PPG Industries, Inc.	36,177	6,194,950

Commercial Services & Supplies - 0.3%
Copart, Inc. (A)	29,326	3,651,380

Consumer Finance - 0.8%
American Express Co.	59,359	9,102,703

Entertainment - 4.2%
Netflix, Inc. (A)	32,873	16,879,299
ROBLOX Corp., Class A (A)	46,340	3,454,647
Spotify Technology SA (A)	87,312	22,013,102
Walt Disney Co. (A)	35,209	6,549,578

		48,896,626

Equity Real Estate Investment Trusts - 0.5%
American Tower Corp.	21,339	5,436,537

Health Care Equipment & Supplies - 4.5%
Baxter International, Inc.	54,484	4,668,734
Becton Dickinson & Co.	15,590	3,878,948
DexCom, Inc. (A)	24,640	9,513,504
Edwards Lifesciences Corp. (A)	48,713	4,653,066
Intuitive Surgical, Inc. (A)	28,297	24,476,905
Teleflex, Inc.	11,534	4,872,884

		52,064,041

Health Care Providers & Services - 1.9%
agilon health, Inc. (A) (B)	19,500	614,835
Guardant Health, Inc. (A)	37,672	5,989,094
UnitedHealth Group, Inc.	38,791	15,469,851

		22,073,780

Health Care Technology - 1.9%
Veeva Systems, Inc., Class A (A)	78,112	22,062,734

Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc., Class A (A) (B)	34,647	5,983,884
Booking Holdings, Inc. (A)	3,392	8,364,943

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (A)	4,720	$ 7,042,382
McDonald’s Corp.	15,948	3,765,004
Penn National Gaming, Inc. (A) (B)	38,361	3,418,732

		28,574,945

Household Products - 0.6%
Procter & Gamble Co.	51,346	6,850,583

Interactive Media & Services - 11.7%
Alphabet, Inc., Class A (A)	12,277	28,893,920
Facebook, Inc., Class A (A)	83,427	27,120,449
Pinterest, Inc., Class A (A)	209,170	13,882,613
Snap, Inc., Class A (A)	468,796	28,980,969
Twitter, Inc. (A)	420,682	23,230,060
Zillow Group, Inc., Class C (A) (B)	106,712	13,885,365

		135,993,376

Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (A)	20,499	71,078,642
Chewy, Inc., Class A (A) (B)	74,197	5,914,985
DoorDash, Inc., Class A (A)	63,976	9,159,444
Wayfair, Inc., Class A (A) (B)	34,519	10,202,781

		96,355,852

IT Services - 17.0%
Adyen NV (A) (B) (C)	2,767	6,809,845
EPAM Systems, Inc. (A)	13,641	6,244,168
Fastly, Inc., Class A (A) (B)	56,390	3,601,629
FleetCor Technologies, Inc. (A)	26,842	7,722,980
Global Payments, Inc.	31,896	6,845,839
GoDaddy, Inc., Class A (A)	70,426	6,114,385
Mastercard, Inc., Class A	37,704	14,405,190
MongoDB, Inc. (A)	20,228	6,017,021
Okta, Inc. (A)	68,885	18,578,285
PayPal Holdings, Inc. (A)	49,674	13,028,993
Shopify, Inc., Class A (A)	25,973	30,713,332
Snowflake, Inc., Class A (A)	89,154	20,647,175
Square, Inc., Class A (A) (B)	144,217	35,307,206
Twilio, Inc., Class A (A)	60,980	22,428,444

		198,464,492

Life Sciences Tools & Services - 1.7%
10X Genomics, Inc., Class A (A)	32,769	6,481,708
Illumina, Inc. (A)	13,942	5,476,975
Thermo Fisher Scientific, Inc.	17,264	8,118,051

		20,076,734

Machinery - 0.5%
Nordson Corp.	27,536	5,821,386

Metals & Mining - 0.1%
Royal Gold, Inc.	14,670	1,640,986

Oil, Gas & Consumable Fuels - 0.3%
Texas Pacific Land Corp. (B)	2,295	3,534,644

Pharmaceuticals - 2.6%
Eli Lilly & Co.	52,787	9,647,880
Merck & Co., Inc.	106,766	7,954,067
Royalty Pharma PLC, Class A (B)	297,809	13,103,596

		30,705,543

Professional Services - 0.8%
Equifax, Inc.	21,348	4,893,602
Leidos Holdings, Inc.	48,901	4,952,693

		9,846,295

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 2.4%
Uber Technologies, Inc. (A)	508,982	$ 27,876,944

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (A)	81,406	6,644,358
Entegris, Inc.	44,271	4,984,029
KLA Corp.	19,396	6,116,528
Marvell Technology, Inc.	87,504	3,956,056
Micron Technology, Inc. (A)	46,101	3,967,913
NVIDIA Corp.	16,939	10,169,837
Skyworks Solutions, Inc.	25,664	4,653,653
Teradyne, Inc.	33,213	4,154,282
Texas Instruments, Inc.	41,388	7,470,948

		52,117,604

Software - 15.2%
Adobe, Inc. (A)	25,995	13,214,298
Cloudflare, Inc., Class A (A)	195,527	16,568,958
Coupa Software, Inc. (A)	42,286	11,376,625
Datadog, Inc., Class A (A)	106,701	9,151,745
DocuSign, Inc. (A)	39,960	8,908,682
Five9, Inc. (A) (B)	19,665	3,696,430
Guidewire Software, Inc. (A)	37,905	3,999,357
Microsoft Corp.	184,554	46,540,828
salesforce.com, Inc. (A)	50,189	11,559,531
ServiceNow, Inc. (A)	12,921	6,542,807
Trade Desk, Inc., Class A (A)	12,856	9,376,009
Unity Software, Inc. (A) (B)	30,032	3,050,651
Workday, Inc., Class A (A)	31,717	7,834,099
Zoom Video Communications, Inc., Class A (A)	78,834	25,192,981

		177,013,001

Specialty Retail - 2.3%
Carvana Co. (A) (B)	60,904	17,373,475

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
TJX Cos., Inc.	138,939	$ 9,864,669

		27,238,144

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	363,207	47,747,192
NetApp, Inc.	70,798	5,287,903

		53,035,095

Textiles, Apparel & Luxury Goods - 1.7%
Lululemon Athletica, Inc. (A)	17,997	6,033,854
NIKE, Inc., Class B	65,718	8,715,521
VF Corp.	54,050	4,738,023

		19,487,398

Total Common Stocks (Cost $634,053,010)		1,133,427,537

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	16,115,285	16,115,285

Total Other Investment Company (Cost $16,115,285)		16,115,285

Total Investments Excluding Options Purchased (Cost $650,168,295)		1,149,542,822
Total Options Purchased - 0.0% (E) (Cost $3,054,125)		368,873

Total Investments (Cost $653,222,420)		1,149,911,695
Net Other Assets (Liabilities) - 1.2%		13,882,513

Net Assets - 100.0%		$1,163,794,208

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD	105,441,421	$523,734	$196,648
Put - USD vs. CNH	BNP	USD	7.45	01/06/2022	USD	106,849,265	570,359	124,373
Put - USD vs. CNH	BNP	USD	7.64	11/11/2021	USD	91,350,980	496,095	39,920
Put - USD vs. CNH	BNP	USD	7.99	09/10/2021	USD	85,473,788	517,594	7,094
Put - USD vs. CNH	RBS	USD	8.06	07/23/2021	USD	95,986,000	509,110	768
Put - USD vs. CNH	RBS	USD	8.48	05/28/2021	USD	70,035,672	437,233	70

Total							$3,054,125	$368,873

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,126,617,692	$6,809,845	$—	$1,133,427,537
Other Investment Company	16,115,285	—	—	16,115,285
Over-the-Counter Foreign Exchange Options Purchased	—	368,873	—	368,873

Total Investments	$1,142,732,977	$7,178,718	$—	$1,149,911,695

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $68,478,588, collateralized by cash collateral of $16,115,285 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $53,989,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of the 144A security is $6,809,845, representing 0.6% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2021.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
GSI	Goldman Sachs International
RBS	Royal Bank of Scotland PLC

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	17,131	$1,146,406
Curtiss-Wright Corp.	18,494	2,365,383
Huntington Ingalls Industries, Inc.	8,197	1,740,387
Lockheed Martin Corp.	9,631	3,665,173
Northrop Grumman Corp.	2,339	829,035
Raytheon Technologies Corp.	7,844	652,935

		10,399,319

Automobiles - 0.8%
Ford Motor Co. (A)	174,403	2,012,610
General Motors Co. (A)	21,872	1,251,516

		3,264,126

Banks - 8.9%
Bank of America Corp.	59,102	2,395,404
Citigroup, Inc.	31,000	2,208,440
Fifth Third Bancorp	45,017	1,824,989
JPMorgan Chase & Co.	67,283	10,348,798
KeyCorp	114,776	2,497,526
PacWest Bancorp	82,779	3,593,437
SVB Financial Group (A)	6,508	3,721,470
US Bancorp	94,891	5,631,781
Western Alliance Bancorp	15,334	1,611,143
Zions Bancorp NA	26,769	1,493,710

		35,326,698

Beverages - 2.0%
Coca-Cola Co.	10,879	587,248
Monster Beverage Corp. (A)	29,555	2,868,313
PepsiCo, Inc.	30,560	4,405,530

		7,861,091

Biotechnology - 2.0%
AbbVie, Inc.	28,405	3,167,157
Alexion Pharmaceuticals, Inc. (A)	7,559	1,275,052
Amgen, Inc.	3,607	864,381
Gilead Sciences, Inc.	20,578	1,306,086
Seagen, Inc. (A)	4,906	705,287
Vertex Pharmaceuticals, Inc. (A)	2,803	611,615

		7,929,578

Building Products - 0.7%
A.O. Smith Corp.	12,467	844,639
Masco Corp.	32,755	2,092,390

		2,937,029

Capital Markets - 3.3%
Affiliated Managers Group, Inc.	6,375	1,027,459
Ameriprise Financial, Inc.	3,378	872,875
BlackRock, Inc.	1,018	834,047
LPL Financial Holdings, Inc.	11,864	1,859,089
MarketAxess Holdings, Inc.	1,264	617,413
Raymond James Financial, Inc.	9,720	1,271,182
S&P Global, Inc.	6,974	2,722,580
T. Rowe Price Group, Inc.	20,990	3,761,408

		12,966,053

Chemicals - 2.9%
Dow, Inc.	54,263	3,391,438
Mosaic Co.	19,547	687,663
NewMarket Corp.	2,116	733,384
PPG Industries, Inc.	16,970	2,905,943

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
RPM International, Inc.	22,814	$ 2,163,680
Valvoline, Inc.	46,806	1,469,708

		11,351,816

Communications Equipment - 1.8%
Cisco Systems, Inc.	141,768	7,217,409

Consumer Finance - 0.6%
Ally Financial, Inc.	48,720	2,506,644

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	80,839	1,499,563
International Paper Co.	46,872	2,718,576

		4,218,139

Distributors - 0.2%
Pool Corp.	2,278	962,501

Diversified Consumer Services - 0.6%
Service Corp. International	46,879	2,505,214

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	13,551	3,725,847

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	142,926	4,489,306
Verizon Communications, Inc.	145,637	8,416,362

		12,905,668

Electric Utilities - 1.8%
Avangrid, Inc. (B)	1,563	79,557
Evergy, Inc.	68,634	4,390,517
Pinnacle West Capital Corp.	33,048	2,797,513

		7,267,587

Energy Equipment & Services - 0.3%
Halliburton Co.	65,090	1,273,160

Equity Real Estate Investment Trusts - 2.5%
CubeSmart	25,654	1,086,190
Equity Lifestyle Properties, Inc.	15,664	1,087,082
Public Storage	18,685	5,253,474
Weyerhaeuser Co.	59,344	2,300,767

		9,727,513

Food & Staples Retailing - 1.1%
Walmart, Inc.	29,989	4,195,761

Food Products - 1.8%
Conagra Brands, Inc.	47,025	1,744,158
Hershey Co.	17,137	2,815,609
J.M. Smucker Co.	15,179	1,988,297
Pilgrim’s Pride Corp. (A)	27,771	665,393

		7,213,457

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	22,777	2,735,062
Becton Dickinson & Co.	9,961	2,478,397
Hill-Rom Holdings, Inc.	9,241	1,018,543
Hologic, Inc. (A)	9,822	643,832
Medtronic PLC	10,922	1,429,908

		8,305,742

Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc. (A)	19,942	1,214,867
Cardinal Health, Inc.	25,579	1,543,437
Chemed Corp.	1,413	673,450
Cigna Corp.	4,740	1,180,307

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	62,207	$ 4,752,615
HCA Healthcare, Inc.	14,179	2,850,830
Laboratory Corp. of America Holdings (A)	4,874	1,295,850
Quest Diagnostics, Inc.	15,820	2,086,341
UnitedHealth Group, Inc.	9,076	3,619,509

		19,217,206

Household Durables - 1.5%
Lennar Corp., Class A	20,935	2,168,866
Newell Brands, Inc.	32,015	863,124
PulteGroup, Inc.	46,876	2,771,309

		5,803,299

Household Products - 3.9%
Clorox Co.	9,752	1,779,740
Colgate-Palmolive Co.	24,310	1,961,817
Kimberly-Clark Corp.	31,901	4,253,042
Procter & Gamble Co.	55,072	7,347,706

		15,342,305

Industrial Conglomerates - 1.2%
3M Co.	16,388	3,230,730
General Electric Co.	115,234	1,511,870

		4,742,600

Insurance - 5.3%
Aflac, Inc.	86,216	4,632,386
Allstate Corp.	8,935	1,132,958
Chubb Ltd.	13,382	2,296,217
Cincinnati Financial Corp.	12,235	1,378,640
Fidelity National Financial, Inc.	37,854	1,726,899
Loews Corp.	31,535	1,758,076
Markel Corp. (A)	1,880	2,211,670
Marsh & McLennan Cos., Inc.	16,042	2,176,899
Old Republic International Corp.	101,630	2,502,131
W.R. Berkley Corp.	17,683	1,409,689

		21,225,565

Interactive Media & Services - 1.0%
Alphabet, Inc., Class A (A)	702	1,652,157
Alphabet, Inc., Class C (A)	1,006	2,424,581

		4,076,738

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	30,636	1,709,182

IT Services - 3.8%
Accenture PLC, Class A	14,380	4,169,768
Alliance Data Systems Corp.	10,915	1,286,333
Cognizant Technology Solutions Corp., Class A	17,947	1,442,939
Gartner, Inc. (A)	9,802	1,920,016
International Business Machines Corp.	43,885	6,226,404

		15,045,460

Leisure Products - 0.2%
Polaris, Inc.	5,567	779,547

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	16,580	2,215,751
PerkinElmer, Inc.	6,567	851,280
Thermo Fisher Scientific, Inc.	4,950	2,327,639

		5,394,670

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.2%
AGCO Corp.	12,441	$ 1,815,391
Caterpillar, Inc.	6,742	1,537,917
Cummins, Inc.	13,504	3,403,548
PACCAR, Inc.	13,835	1,243,490
Westinghouse Air Brake Technologies Corp.	7,197	590,658

		8,591,004

Media - 2.9%
Charter Communications, Inc., Class A (A)	6,005	4,044,067
Comcast Corp., Class A	109,411	6,143,428
Discovery, Inc., Class C (A)	17,064	551,338
Fox Corp., Class B	20,661	751,647

		11,490,480

Metals & Mining - 1.3%
Nucor Corp.	38,345	3,154,260
Reliance Steel & Aluminum Co.	5,590	896,133
Steel Dynamics, Inc.	17,736	961,646

		5,012,039

Multi-Utilities - 1.3%
Dominion Energy, Inc.	66,577	5,319,502

Multiline Retail - 0.9%
Dollar General Corp.	4,100	880,475
Dollar Tree, Inc. (A)	7,910	908,859
Target Corp.	9,302	1,927,933

		3,717,267

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	63,514	6,546,388
Exxon Mobil Corp.	40,605	2,324,230
Marathon Oil Corp.	59,740	672,672
Targa Resources Corp.	47,862	1,660,333

		11,203,623

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	58,975	3,681,219
Johnson & Johnson	76,184	12,397,422
Merck & Co., Inc.	49,295	3,672,478
Pfizer, Inc.	7,535	291,228

		20,042,347

Professional Services - 0.6%
Booz Allen Hamilton Holding Corp.	15,244	1,264,490
FTI Consulting, Inc. (A)	8,149	1,131,488

		2,395,978

Road & Rail - 1.6%
CSX Corp.	31,895	3,213,421
Knight-Swift Transportation Holdings, Inc.	19,144	902,066
Old Dominion Freight Line, Inc.	8,605	2,218,455

		6,333,942

Semiconductors & Semiconductor Equipment - 5.4%
Broadcom, Inc.	11,417	5,208,435
Intel Corp.	37,985	2,185,277
Microchip Technology, Inc.	16,307	2,450,779
Micron Technology, Inc. (A)	20,724	1,783,715
NVIDIA Corp.	1,398	839,331
ON Semiconductor Corp. (A)	27,876	1,087,164
QUALCOMM, Inc.	15,197	2,109,344
Skyworks Solutions, Inc.	8,721	1,581,379

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	23,428	$ 4,228,988

		21,474,412

Software - 1.4%
Adobe, Inc. (A)	2,734	1,389,802
Microsoft Corp.	16,052	4,047,993

		5,437,795

Specialty Retail - 3.7%
AutoNation, Inc. (A)	9,709	994,978
Home Depot, Inc.	34,235	11,080,843
Lowe’s Cos., Inc.	9,564	1,876,935
Tractor Supply Co.	4,182	788,725

		14,741,481

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	25,697	3,378,128
HP, Inc.	89,311	3,046,398

		6,424,526

Tobacco - 2.0%
Altria Group, Inc.	89,332	4,265,603
Philip Morris International, Inc.	37,642	3,575,990

		7,841,593

Trading Companies & Distributors - 1.1%
United Rentals, Inc. (A)	3,152	1,008,482

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc.	8,123	$ 3,521,646

		4,530,128

Total Common Stocks (Cost $322,606,926)		391,953,041

EXCHANGE-TRADED FUND - 1.1%
U.S. Equity Fund - 1.1%
iShares Russell 1000 Value ETF	27,072	4,265,194

Total Exchange-Traded Fund (Cost $3,799,225)		4,265,194

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	80,444	80,444

Total Other Investment Company (Cost $80,444)		80,444

Total Investments (Cost $326,486,595)		396,298,679
Net Other Assets (Liabilities) - 0.4%		1,560,306

Net Assets - 100.0%		$397,858,985

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$391,953,041	$—	$—	$391,953,041
Exchange-Traded Fund	4,265,194	—	—	4,265,194
Other Investment Company	80,444	—	—	80,444

Total Investments	$396,298,679	$—	$—	$396,298,679

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $78,742, collateralized by cash collateral of $80,444. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at April 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 6.5%
BWX Technologies, Inc.	335,445	$22,447,979
Hexcel Corp. (A)	243,817	13,753,717

		36,201,696

Biotechnology - 7.6%
Abcam PLC, ADR (A) (B)	336,070	7,205,341
Incyte Corp. (A)	169,573	14,478,143
Seagen, Inc. (A)	141,616	20,358,716

		42,042,200

Building Products - 3.9%
Fortune Brands Home & Security, Inc.	209,080	21,949,218

Capital Markets - 9.2%
Hamilton Lane, Inc., Class A	223,751	20,238,278
MarketAxess Holdings, Inc.	37,627	18,379,284
Tradeweb Markets, Inc., Class A	155,647	12,650,988

		51,268,550

Diversified Consumer Services - 1.9%
Chegg, Inc. (A)	116,813	10,551,718

Electronic Equipment, Instruments & Components - 5.0%
CDW Corp.	156,693	27,943,063

Entertainment - 1.7%
Take-Two Interactive Software, Inc. (A)	54,933	9,634,150

Food Products - 2.6%
Freshpet, Inc. (A)	77,322	14,290,652

Health Care Equipment & Supplies - 2.7%
ABIOMED, Inc. (A)	46,038	14,765,768

Health Care Technology - 3.1%
Omnicell, Inc. (A)	119,140	17,277,683

Hotels, Restaurants & Leisure - 7.4%
Domino’s Pizza, Inc.	39,958	16,875,862
DraftKings, Inc., Class A (A) (B)	190,433	10,789,934
Wingstop, Inc.	86,127	13,643,378

		41,309,174

Interactive Media & Services - 7.1%
Match Group, Inc. (A)	140,076	21,800,028
ZoomInfo Technologies, Inc., Class A (A) (B)	337,046	17,479,205

		39,279,233

Internet & Direct Marketing Retail - 2.3%
Etsy, Inc. (A)	64,937	12,908,826

IT Services - 4.1%
Repay Holdings Corp. (A)	491,106	11,221,772
Shift4 Payments, Inc., Class A (A)	118,010	11,670,009

		22,891,781

Professional Services - 4.6%
TransUnion	243,256	25,442,145

Road & Rail - 3.7%
JB Hunt Transport Services, Inc.	121,011	20,657,788

Semiconductors & Semiconductor Equipment - 5.9%
KLA Corp.	74,012	23,339,684
Monolithic Power Systems, Inc.	26,412	9,544,769

		32,884,453

Software - 11.3%
Avalara, Inc. (A)	76,412	10,828,344
Guidewire Software, Inc. (A)	144,814	15,279,325

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Medallia, Inc. (A) (B)	335,170	$ 9,884,163
Tyler Technologies, Inc. (A)	27,253	11,578,710
Varonis Systems, Inc. (A)	293,482	15,539,872

		63,110,414

Specialty Retail - 4.2%
Burlington Stores, Inc. (A)	71,297	23,266,350

Textiles, Apparel & Luxury Goods - 4.1%
Lululemon Athletica, Inc. (A)	67,921	22,771,874

Total Common Stocks (Cost $454,197,649)		550,446,736

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	39,600	39,600

Total Other Investment Company (Cost $39,600)		39,600

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.00% (D), dated 04/30/2021, to be repurchased at $11,258,720 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $11,483,927.	$11,258,720	11,258,720

Total Repurchase Agreement (Cost $11,258,720)		11,258,720

Total Investments (Cost $465,495,969)		561,745,056
Net Other Assets (Liabilities) - (0.9)%		(5,006,333)

Net Assets - 100.0%		$556,738,723

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$550,446,736	$—	$—	$550,446,736
Other Investment Company	39,600	—	—	39,600
Repurchase Agreement	—	11,258,720	—	11,258,720

Total Investments	$550,486,336	$11,258,720	$—	$561,745,056

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,952,628, collateralized by cash collateral of $39,600 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,333,579. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at April 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	117,300	$24,905,136

Auto Components - 0.5%
BorgWarner, Inc.	175,000	8,501,500

Banks - 1.7%
CIT Group, Inc.	574,660	30,623,631

Beverages - 1.5%
Molson Coors Beverage Co., Class B (A)	480,884	26,424,576

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (A)	106,600	17,981,288
United Therapeutics Corp. (A)	101,800	20,518,808

		38,500,096

Capital Markets - 1.2%
Cboe Global Markets, Inc.	212,100	22,136,877

Chemicals - 2.1%
Axalta Coating Systems Ltd. (A)	885,100	28,225,839
Mosaic Co.	253,600	8,921,648

		37,147,487

Construction & Engineering - 0.7%
AECOM (A)	199,300	13,239,499

Consumer Finance - 1.5%
Ally Financial, Inc.	529,039	27,219,057

Containers & Packaging - 3.1%
Berry Global Group, Inc. (A)	284,900	18,125,338
Graphic Packaging Holding Co.	498,700	9,250,885
Sealed Air Corp.	572,700	28,291,380

		55,667,603

Distributors - 1.8%
LKQ Corp. (A)	685,700	32,029,047

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	245,500	8,403,465

Electric Utilities - 4.1%
Evergy, Inc.	507,100	32,439,187
OGE Energy Corp.	1,203,000	40,372,680

		72,811,867

Electronic Equipment, Instruments & Components - 2.7%
Flex Ltd. (A)	495,400	8,619,960
FLIR Systems, Inc.	150,700	9,037,479
Vontier Corp. (A)	992,100	31,092,414

		48,749,853

Energy Equipment & Services - 0.9%
Baker Hughes Co.	801,400	16,092,112

Equity Real Estate Investment Trusts - 3.4%
Gaming & Leisure Properties, Inc.	619,075	28,780,797
JBG SMITH Properties	977,370	31,872,035

		60,652,832

Food Products - 5.4%
Bunge Ltd.	156,900	13,245,498
Ingredion, Inc.	96,400	9,004,724
Kraft Heinz Co.	639,000	26,384,310
Post Holdings, Inc. (A)	422,700	48,094,806

		96,729,338

Gas Utilities - 1.7%
UGI Corp.	703,700	30,758,727

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	284,856	$ 34,410,605
Centene Corp. (A)	525,500	32,444,370
Laboratory Corp. of America Holdings (A)	102,838	27,341,539

		94,196,514

Household Products - 0.5%
Reynolds Consumer Products, Inc.	285,900	8,382,588

Independent Power & Renewable Electricity Producers - 1.8%
Vistra Corp.	1,870,600	31,557,022

Insurance - 14.6%
Alleghany Corp. (A)	53,409	36,263,109
Allstate Corp.	279,800	35,478,640
American International Group, Inc.	265,600	12,868,320
Arch Capital Group Ltd. (A)	1,278,100	50,753,351
Fidelity National Financial, Inc.	1,096,022	50,000,523
Loews Corp.	771,017	42,984,198
Markel Corp. (A)	24,988	29,396,383
Old Republic International Corp.	185,700	4,571,934

		262,316,458

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	63,700	16,146,039

Internet & Direct Marketing Retail - 1.8%
eBay, Inc.	566,400	31,599,456

IT Services - 2.5%
Euronet Worldwide, Inc. (A)	120,994	17,354,169
FleetCor Technologies, Inc. (A)	95,400	27,448,488

		44,802,657

Media - 6.2%
DISH Network Corp., Class A (A)	708,443	31,731,162
Fox Corp., Class A	290,600	10,874,252
Liberty Broadband Corp., Class C (A)	228,542	37,188,354
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	688,100	31,122,763

		110,916,531

Metals & Mining - 0.5%
Kinross Gold Corp.	1,235,100	8,695,104

Mortgage Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	3,334,245	30,274,945

Multi-Utilities - 3.9%
CenterPoint Energy, Inc.	1,175,202	28,780,697
NiSource, Inc.	1,610,100	41,894,802

		70,675,499

Multiline Retail - 2.7%
Dollar Tree, Inc. (A)	426,800	49,039,320

Oil, Gas & Consumable Fuels - 3.2%
EQT Corp. (A)	842,300	16,087,930
HollyFrontier Corp.	313,400	10,969,000
Williams Cos., Inc.	1,263,200	30,771,552

		57,828,482

Pharmaceuticals - 2.8%
Bausch Health Cos., Inc. (A)	618,700	19,903,579
Perrigo Co. PLC	216,300	9,004,569
Viatris, Inc. (A)	1,666,200	22,160,460

		51,068,608

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.6%
KBR, Inc.	397,500	$ 15,725,100
Leidos Holdings, Inc.	129,600	13,125,888

		28,850,988

Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (A)	73,400	13,792,594

Software - 2.8%
CDK Global, Inc.	480,500	25,749,995
SS&C Technologies Holdings, Inc.	319,500	23,713,290

		49,463,285

Specialty Retail - 1.9%
O’Reilly Automotive, Inc. (A)	35,100	19,406,088
Ross Stores, Inc.	109,400	14,324,836

		33,730,924

Technology Hardware, Storage & Peripherals - 1.5%
NCR Corp. (A)	597,300	27,326,475

Trading Companies & Distributors - 1.4%
AerCap Holdings NV (A)	419,900	24,459,175

Total Common Stocks (Cost $1,291,542,661)		1,695,715,367

	Principal	Value
REPURCHASE AGREEMENT - 5.6%
Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $100,766,581 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $102,781,934.	$100,766,581	$ 100,766,581

Total Repurchase Agreement (Cost $100,766,581)		100,766,581

Total Investments (Cost $1,392,309,242)		1,796,481,948
Net Other Assets (Liabilities) - (0.2)%		(3,503,025)

Net Assets - 100.0%		$1,792,978,923

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,695,715,367	$—	$—	$1,695,715,367
Repurchase Agreement	—	100,766,581	—	100,766,581

Total Investments	$1,695,715,367	$100,766,581	$—	$1,796,481,948

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 68.4%
Capital Markets - 0.5%
RMG Acquisition Corp. II, Class A (A) (B)	95,600	$954,088

Electric Utilities - 6.1%
Avangrid, Inc. (B)	39,900	2,030,910
Eversource Energy	6,000	517,320
NextEra Energy, Inc.	120,200	9,316,702
Xcel Energy, Inc.	15,600	1,112,280

		12,977,212

Gas Utilities - 0.1%
Brookfield Infrastructure Corp., Class A	3,622	260,892

Independent Power & Renewable Electricity Producers - 16.1%
AES Corp.	39,000	1,084,980
Atlantica Sustainable Infrastructure PLC (B)	253,800	9,783,990
Brookfield Renewable Corp., Class A	108,563	4,503,193
Clearway Energy, Inc., Class A	29,300	778,794
Clearway Energy, Inc., Class C	170,500	4,891,645
Innergex Renewable Energy, Inc.	132,700	2,267,177
Northland Power, Inc. (B)	142,500	4,908,636
Polaris Infrastructure, Inc. (B)	90,900	1,473,894
TransAlta Corp. (B)	409,800	4,027,486
TransAlta Renewables, Inc. (B)	29,300	464,118

		34,183,913

Multi-Utilities - 2.0%
Algonquin Power & Utilities Corp. (B)	114,200	1,843,188
Dominion Energy, Inc.	13,500	1,078,650
Sempra Energy	10,000	1,375,700

		4,297,538

Oil, Gas & Consumable Fuels - 43.6%
Cheniere Energy, Inc. (A)	80,991	6,278,422
Enbridge, Inc.	240,154	9,262,740
Equitrans Midstream Corp.	95,800	781,728
Kinder Morgan, Inc.	710,800	12,119,140
New Fortress Energy, Inc. (B)	16,400	697,328
ONEOK, Inc.	64,700	3,386,398
Pembina Pipeline Corp. (B)	262,200	8,091,492
Phillips 66	96,600	7,815,906
Plains GP Holdings, LP, Class A (A)	583,313	5,471,476
Targa Resources Corp.	317,035	10,997,944
TC Energy Corp.	271,336	13,422,992
Williams Cos., Inc.	577,200	14,060,592

		92,386,158

Total Common Stocks (Cost $130,453,748)		145,059,801

MASTER LIMITED PARTNERSHIPS - 26.6% (C)
Independent Power & Renewable Electricity Producers - 9.2%
Brookfield Renewable Partners, LP (A)	153,450	6,029,051
NextEra Energy Partners, LP	178,822	13,331,180

		19,360,231

Multi-Utilities - 0.8%
Brookfield Infrastructure Partners, LP	32,500	1,747,525

Oil, Gas & Consumable Fuels - 16.6%
BP Midstream Partners, LP	156,855	2,048,526
Energy Transfer, LP	798,637	6,876,265
Enterprise Products Partners, LP	416,511	9,583,918
Enviva Partners, LP	14,909	734,268

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued) (C)
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners, LP	92,200	$ 4,312,194
MPLX, LP	308,681	8,331,300
Phillips 66 Partners, LP	47,100	1,627,305
Rattler Midstream, LP	146,400	1,661,640

		35,175,416

Total Master Limited Partnerships (Cost $54,815,153)		56,283,172

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	3,622,574	3,622,574

Total Other Investment Company (Cost $3,622,574)		3,622,574

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp., 0.00% (D), dated 04/30/2021, to be repurchased at $9,477,828 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $9,667,389.	$9,477,828	9,477,828

Total Repurchase Agreement (Cost $9,477,828)		9,477,828

Total Investments (Cost $198,369,303)		214,443,375
Net Other Assets (Liabilities) - (1.2)%		(2,450,479)

Net Assets - 100.0%		$211,992,896

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$145,059,801	$—	$—	$145,059,801
Master Limited Partnerships	56,283,172	—	—	56,283,172
Other Investment Company	3,622,574	—	—	3,622,574
Repurchase Agreement	—	9,477,828	—	9,477,828

Total Investments	$204,965,547	$9,477,828	$—	$214,443,375

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,944,727, collateralized by cash collateral of $3,622,574 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $16,940,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at April 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 50.6%
Automobiles - 1.6%
General Motors Co. (A)	82,500	$4,720,650
Honda Motor Co. Ltd., ADR (B)	35,000	1,043,700

		5,764,350

Banks - 2.0%
JPMorgan Chase & Co.	45,000	6,921,450

Beverages - 0.2%
Coca-Cola Co.	10,000	539,800

Biotechnology - 1.7%
AbbVie, Inc.	55,000	6,132,500

Building Products - 1.3%
Carrier Global Corp.	62,713	2,733,033
Fortune Brands Home & Security, Inc.	10,000	1,049,800
Johnson Controls International PLC	15,000	935,100

		4,717,933

Capital Markets - 2.6%
Blackstone Group, Inc., Class A	55,600	4,920,044
Morgan Stanley	50,000	4,127,500

		9,047,544

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	38,000	3,942,120

Communications Equipment - 1.1%
Cisco Systems, Inc.	75,000	3,818,250

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	20,000	1,155,800

Electric Utilities - 1.2%
Duke Energy Corp.	30,000	3,020,700
PPL Corp.	45,000	1,310,850

		4,331,550

Equity Real Estate Investment Trusts - 0.7%
STORE Capital Corp.	70,008	2,505,586

Food & Staples Retailing - 1.4%
Walmart, Inc.	35,000	4,896,850

Health Care Providers & Services - 1.7%
CVS Health Corp.	80,000	6,112,000

Household Durables - 2.3%
D.R. Horton, Inc.	20,000	1,965,800
Garmin Ltd.	20,000	2,744,800
Whirlpool Corp.	14,452	3,417,175

		8,127,775

Insurance - 3.5%
Allstate Corp.	13,600	1,724,480
Fidelity National Financial, Inc.	140,000	6,386,800
MetLife, Inc.	67,500	4,295,025

		12,406,305

Interactive Media & Services - 2.4%
Alphabet, Inc., Class C (A)	3,500	8,435,420

Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp.	110,000	1,972,300
Annaly Capital Management, Inc.	264,350	2,400,298
Blackstone Mortgage Trust, Inc., Class A (B)	54,925	1,784,513

		6,157,111

Multi-Utilities - 1.0%
Dominion Energy, Inc.	42,500	3,395,750

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 1.6%
Target Corp.	27,500	$ 5,699,650

Oil, Gas & Consumable Fuels - 0.7%
BP PLC, ADR	95,000	2,390,200

Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	80,000	4,993,600
GlaxoSmithKline PLC, ADR (B)	40,000	1,493,600
Johnson & Johnson	15,000	2,440,950
Merck & Co., Inc.	50,000	3,725,000
Pfizer, Inc.	80,000	3,092,000
Viatris, Inc. (A)	3,101	41,243

		15,786,393

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom, Inc.	15,000	6,843,000
QUALCOMM, Inc.	40,000	5,552,000

		12,395,000

Software - 2.4%
Microsoft Corp.	33,250	8,384,985

Specialty Retail - 2.7%
Dick’s Sporting Goods, Inc. (B)	12,500	1,032,250
Home Depot, Inc.	10,000	3,236,700
Lowe’s Cos., Inc.	26,275	5,156,469

		9,425,419

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	120,000	15,775,200
Seagate Technology PLC	54,607	5,069,714

		20,844,914

Tobacco - 1.4%
Philip Morris International, Inc.	50,000	4,750,000

Total Common Stocks (Cost $121,033,534)		178,084,655

PREFERRED STOCKS - 5.8%
Automobiles - 0.2%
Ford Motor Co., 6.20%	20,000	531,600

Banks - 1.2%
BancorpSouth Bank, Series A, 5.50% (B)	40,000	1,070,000
Citigroup, Inc., Series J, Fixed until 09/30/2023, 7.13% (B) (C)	12,000	338,400
Dime Community Bancshares, Inc., 5.50%	45,000	1,148,850
KeyCorp, Series F, 5.65%	17,451	473,097
Wells Fargo & Co., Series Q, Fixed until 09/15/2023, 5.85% (C)	40,000	1,078,800

		4,109,147

Consumer Finance - 0.3%
Capital One Financial Corp., 4.80% (B)	40,000	1,018,000

Diversified Financial Services - 0.2%
Voya Financial, Inc., Series B, Fixed until 09/15/2029, 5.35% (B) (C)	19,547	554,744

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Equity Real Estate Investment Trusts - 0.4%
Colony Capital, Inc., Series G, 7.50%	8,250	$ 208,642
Monmouth Real Estate Investment Corp., Series C, 6.13%	50,000	1,277,500

		1,486,142

Insurance - 1.0%
Aspen Insurance Holdings Ltd., 5.63% (B)	20,000	520,200
Athene Holding Ltd., Series A, Fixed until 06/30/2029, 6.35% (B) (C)	35,000	998,550
Enstar Group Ltd., Series E, 7.00%	60,000	1,657,800
Globe Life, Inc., 6.13%	20,000	515,800

		3,692,350

Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (C)	63,100	1,579,393
Annaly Capital Management, Inc., Series F, Fixed until 09/30/2022, 6.95% (B) (C)	62,000	1,569,840
Dynex Capital, Inc., Series C, Fixed until 04/15/2025, 6.90% (C)	45,000	1,149,750
Two Harbors Investment Corp., Series B, Fixed until 07/27/2027, 7.63% (C)	39,800	989,428

		5,288,411

Real Estate Management & Development - 0.3%
Brookfield Property Partners, LP, Series A-1, 6.50%	39,500	1,004,485

Trading Companies & Distributors - 0.3%
Fortress Transportation & Infrastructure Investors LLC, Fixed until 06/15/2026, 8.25% (C)	45,000	1,227,150

Wireless Telecommunication Services - 0.4%
U.S. Cellular Corp., 5.50%	60,100	1,537,358

Total Preferred Stocks (Cost $19,789,364)		20,449,387

EXCHANGE-TRADED FUND - 0.8%
U.S. Fixed Income Fund - 0.8%
iShares iBoxx High Yield Corporate Bond ETF (B)	32,500	2,841,800

Total Exchange-Traded Fund (Cost $2,839,025)		2,841,800

MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
AllianceBernstein Holding, LP	35,000	1,508,850

Total Master Limited Partnership (Cost $679,990)		1,508,850

	Principal	Value
CORPORATE DEBT SECURITIES - 40.3%
Aerospace & Defense - 0.2%
TransDigm, Inc. 5.50%, 11/15/2027	$750,000	$ 780,450

Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 6.13%, 09/01/2023 (D)	500,000	506,625

Airlines - 0.1%
United Airlines, Inc. 4.63%, 04/15/2029 (D)	500,000	519,600

Auto Components - 1.9%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (D)	1,750,000	1,856,203
8.50%, 05/15/2027 (D)	1,250,000	1,350,000
Cooper Tire & Rubber Co. 7.63%, 03/15/2027	79,000	92,349
Dana, Inc. 5.38%, 11/15/2027	1,750,000	1,862,822
Goodyear Tire & Rubber Co. 7.00%, 03/15/2028	475,000	524,875
Tenneco, Inc. 5.13%, 04/15/2029 (D)	1,000,000	992,500

		6,678,749

Automobiles - 0.8%
General Motors Co. 6.80%, 10/01/2027	500,000	628,327
Tesla, Inc. 5.30%, 08/15/2025 (D)	2,000,000	2,072,500

		2,700,827

Building Products - 0.4%
Builders FirstSource, Inc. 6.75%, 06/01/2027 (D)	805,000	865,697
JELD-WEN, Inc. 4.88%, 12/15/2027 (D)	400,000	417,000

		1,282,697

Capital Markets - 0.1%
Apollo Investment Corp. 5.25%, 03/03/2025	500,000	519,287

Chemicals - 1.1%
Chemours Co. 5.75%, 11/15/2028 (B) (D)	1,700,000	1,805,944
Methanex Corp.
5.13%, 10/15/2027 (B)	500,000	527,620
5.25%, 12/15/2029	1,500,000	1,584,375

		3,917,939

Commercial Services & Supplies - 1.7%
Alta Equipment Group, Inc. 5.63%, 04/15/2026 (D)	1,744,000	1,770,718
Cimpress PLC 7.00%, 06/15/2026 (D)	2,350,000	2,473,375
Herc Holdings, Inc. 5.50%, 07/15/2027 (D)	1,500,000	1,586,250
Stena International SA 6.13%, 02/01/2025 (D)	300,000	304,500

		6,134,843

Communications Equipment - 1.7%
CommScope Technologies LLC 6.00%, 06/15/2025 (D)	866,000	881,155
CommScope, Inc.
7.13%, 07/01/2028 (B) (D)	1,500,000	1,621,875

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
CommScope, Inc. (continued)
8.25%, 03/01/2027 (D)	$ 500,000	$ 535,625
Plantronics, Inc. 4.75%, 03/01/2029 (B) (D)	3,000,000	2,955,000

		5,993,655

Construction & Engineering - 1.0%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.25%, 09/15/2027 (D)	1,300,000	1,378,000
Forestar Group, Inc. 5.00%, 03/01/2028 (D)	1,750,000	1,815,625
New Enterprise Stone & Lime Co., Inc. 6.25%, 03/15/2026 (D)	200,000	206,000

		3,399,625

Construction Materials - 1.3%
Cemex SAB de CV
5.45%, 11/19/2029 (D)	1,500,000	1,644,375
7.38%, 06/05/2027 (D)	500,000	567,000
Norbord, Inc. 5.75%, 07/15/2027 (D)	2,000,000	2,179,400
US Concrete, Inc. 6.38%, 06/01/2024	102,000	104,040

		4,494,815

Consumer Finance - 1.1%
Altice Financing SA 7.50%, 05/15/2026 (D)	1,050,000	1,090,897
Credit Acceptance Corp.
5.13%, 12/31/2024 (D)	500,000	515,625
6.63%, 03/15/2026	250,000	264,050
Enova International, Inc. 8.50%, 09/15/2025 (D)	1,800,000	1,872,000

		3,742,572

Containers & Packaging - 1.0%
Greif, Inc. 6.50%, 03/01/2027 (D)	2,050,000	2,167,742
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (D)	1,275,000	1,337,156

		3,504,898

Diversified Consumer Services - 0.7%
Carriage Services, Inc. 6.63%, 06/01/2026 (D)	2,261,000	2,378,572

Diversified Financial Services - 1.1%
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (D)	800,000	830,400
Cornerstone Chemical Co. 6.75%, 08/15/2024 (B) (D)	1,000,000	959,700
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.00% (C), 12/21/2065 (D)	900,000	739,125
Quicken Loans LLC 5.25%, 01/15/2028 (D)	1,250,000	1,318,750

		3,847,975

Diversified Telecommunication Services - 0.4%
Zayo Group Holdings, Inc. 6.13%, 03/01/2028 (D)	1,500,000	1,548,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.4%
Drax Finco PLC 6.63%, 11/01/2025 (D)	$ 1,371,000	$ 1,415,558

Electrical Equipment - 0.3%
WESCO Distribution, Inc. 7.13%, 06/15/2025 (D)	1,000,000	1,080,000

Energy Equipment & Services - 2.6%
Archrock Partners, LP / Archrock Partners Finance Corp. 6.25%, 04/01/2028 (D)	1,500,000	1,568,109
Enviva Partners, LP / Enviva Partners Finance Corp. 6.50%, 01/15/2026 (D)	3,800,000	3,985,250
Genesis Energy, LP / Genesis Energy Finance Corp. 8.00%, 01/15/2027	2,725,000	2,807,350
Transocean Sentry Ltd. 5.38%, 05/15/2023 (B) (D)	720,495	682,669

		9,043,378

Equity Real Estate Investment Trusts - 0.6%
GEO Group, Inc. 5.13%, 04/01/2023 (B)	750,000	686,250
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 4.75%, 04/15/2028 (D)	1,500,000	1,494,765

		2,181,015

Food & Staples Retailing - 0.8%
Fresh Market, Inc. 9.75%, 05/01/2023 (D)	2,000,000	2,052,500
United Natural Foods, Inc. 6.75%, 10/15/2028 (B) (D)	750,000	808,125

		2,860,625

Food Products - 0.5%
B&G Foods, Inc. 5.25%, 04/01/2025	1,184,000	1,218,739
Chobani LLC / Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (D)	500,000	515,000

		1,733,739

Hotels, Restaurants & Leisure - 4.6%
Boyd Gaming Corp. 6.00%, 08/15/2026	1,650,000	1,711,875
Carnival Corp. 7.63%, 03/01/2026 (D)	1,325,000	1,450,875
Cinemark USA, Inc. 4.88%, 06/01/2023	2,000,000	1,997,400
Marriott Ownership Resorts, Inc. 4.75%, 01/15/2028	3,750,000	3,802,979
NCL Corp. Ltd. 5.88%, 03/15/2026 (D)	1,800,000	1,881,000
Scientific Games International, Inc.
7.00%, 05/15/2028 (D)	2,350,000	2,526,250
8.25%, 03/15/2026 (D)	1,000,000	1,077,500
Travel & Leisure Co. 6.60%, 10/01/2025	650,000	735,381
VOC Escrow Ltd. 5.00%, 02/15/2028 (D)	866,000	883,320

		16,066,580

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 1.1%
Installed Building Products, Inc. 5.75%, 02/01/2028 (D)	$ 1,804,000	$ 1,894,200
LGI Homes, Inc. 6.88%, 07/15/2026 (D)	2,026,000	2,107,040

		4,001,240

Industrial Conglomerates - 0.5%
General Electric Co. 3-Month LIBOR + 3.33%, 3.51% (C), 06/15/2021 (B) (E)	2,000,000	1,901,240

Insurance - 0.4%
Kuvare US Holdings, Inc. Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (D)	1,500,000	1,537,814

IT Services - 0.7%
Leidos, Inc. 7.13%, 07/01/2032	1,800,000	2,377,350

Leisure Products - 0.5%
Mattel, Inc. 5.88%, 12/15/2027 (D)	1,500,000	1,648,125

Machinery - 0.7%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (D)	1,000,000	1,028,140
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (D)	250,000	264,063
Meritor, Inc. 6.25%, 02/15/2024	560,000	568,400
Wabash National Corp. 5.50%, 10/01/2025 (D)	500,000	510,000

		2,370,603

Marine - 0.1%
Tidewater, Inc. 8.00%, 08/01/2022	393,528	393,528

Media - 0.5%
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (D)	1,250,000	912,500
6.63%, 08/15/2027 (B) (D)	1,500,000	813,750

		1,726,250

Metals & Mining - 1.9%
Allegheny Technologies, Inc. 5.88%, 12/01/2027 (B)	2,452,000	2,589,925
Cleveland-Cliffs, Inc. 5.88%, 06/01/2027 (B)	1,000,000	1,051,250
First Quantum Minerals Ltd. 6.88%, 10/15/2027 (D)	800,000	878,760
Kaiser Aluminum Corp. 6.50%, 05/01/2025 (D)	1,200,000	1,272,000
U.S. Steel Corp. 6.88%, 08/15/2025 (B)	1,000,000	1,021,250

		6,813,185

Mortgage Real Estate Investment Trusts - 0.3%
AG Issuer LLC 6.25%, 03/01/2028 (D)	1,000,000	1,036,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.9%
Dillard’s, Inc.
7.00%, 12/01/2028	$ 230,000	$ 257,901
7.75%, 07/15/2026	1,150,000	1,347,378
7.88%, 01/01/2023	350,000	383,243
Nordstrom, Inc. 4.25%, 08/01/2031 (D)	1,000,000	1,012,698

		3,001,220

Oil, Gas & Consumable Fuels - 2.4%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.63%, 12/15/2025 (D)	1,310,000	1,416,110
Hess Midstream Operations, LP 5.13%, 06/15/2028 (D)	1,000,000	1,035,000
Murphy Oil Corp. 6.38%, 07/15/2028	2,100,000	2,131,500
Northern Oil & Gas, Inc. 8.13%, 03/01/2028 (D)	2,000,000	2,055,440
ONEOK Partners, LP 6.85%, 10/15/2037	1,000,000	1,295,549
Valero Energy Corp. 8.75%, 06/15/2030	300,000	433,181

		8,366,780

Personal Products - 0.6%
HLF Financing SARL LLC / Herbalife International, Inc. 7.25%, 08/15/2026 (D)	2,000,000	2,090,000

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc. 5.25%, 01/30/2030 (B) (D)	500,000	502,500

Real Estate Management & Development - 0.8%
Five Point Operating Co., LP / Five Point Capital Corp. 7.88%, 11/15/2025 (D)	1,805,000	1,908,788
Realogy Group LLC / Realogy Co-Issuer Corp. 5.75%, 01/15/2029 (D)	800,000	830,000

		2,738,788

Road & Rail - 0.8%
Uber Technologies, Inc. 8.00%, 11/01/2026 (D)	2,450,000	2,650,594

Specialty Retail - 1.4%
Carvana Co. 5.88%, 10/01/2028 (D)	1,750,000	1,817,287
L Brands, Inc. 6.69%, 01/15/2027	1,000,000	1,155,000
Lithia Motors, Inc. 5.25%, 08/01/2025 (D)	1,000,000	1,032,500
Magic Mergeco, Inc. 7.88%, 05/01/2029 (D)	500,000	513,805
Rent-A-Center, Inc. 6.38%, 02/15/2029 (D)	400,000	433,792

		4,952,384

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (D)	750,000	1,108,845

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp. 7.75%, 11/15/2023	$ 100,000	$ 115,761
Wolverine World Wide, Inc. 5.00%, 09/01/2026 (D)	800,000	816,000

		931,761

Trading Companies & Distributors - 0.9%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (D)	250,000	259,063
6.50%, 10/01/2025 (D)	350,000	364,000
6.75%, 03/15/2022 (D)	723,000	723,296
9.75%, 08/01/2027 (D)	1,500,000	1,732,500

		3,078,859

Wireless Telecommunication Services - 0.6%
Altice France SA 7.38%, 05/01/2026 (D)	2,000,000	2,073,600

Total Corporate Debt Securities (Cost $138,024,594)		141,633,270

	Shares	Value
OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (F)	15,848,135	$ 15,848,135

Total Other Investment Company (Cost $15,848,135)		15,848,135

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (F), dated 04/30/2021, to be repurchased at $3,566,698 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $3,638,072.	$3,566,698	3,566,698

Total Repurchase Agreement (Cost $3,566,698)		3,566,698

Total Investments (Cost $301,781,340)		363,932,795
Net Other Assets (Liabilities) - (3.4)%		(12,132,946)

Net Assets - 100.0%		$351,799,849

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$178,084,655	$—	$—	$178,084,655
Preferred Stocks	20,449,387	—	—	20,449,387
Exchange-Traded Fund	2,841,800	—	—	2,841,800
Master Limited Partnership	1,508,850	—	—	1,508,850
Corporate Debt Securities	—	141,633,270	—	141,633,270
Other Investment Company	15,848,135	—	—	15,848,135
Repurchase Agreement	—	3,566,698	—	3,566,698

Total Investments	$218,732,827	$145,199,968	$—	$363,932,795

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,111,485, collateralized by cash collateral of $15,848,135 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,734,066. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $104,762,645, representing 29.8% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rates disclosed reflect the yields at April 30, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 0.6%
General Dynamics Corp.	7,419	$1,411,317
Northrop Grumman Corp.	7,996	2,834,102
Raytheon Technologies Corp.	50,054	4,166,495

		8,411,914

Air Freight & Logistics - 0.7%
FedEx Corp.	15,340	4,453,355
United Parcel Service, Inc., Class B	21,521	4,387,271

		8,840,626

Airlines - 0.2%
Delta Air Lines, Inc. (A)	21,274	998,176
Southwest Airlines Co.	27,582	1,731,598

		2,729,774

Auto Components - 0.1%
Magna International, Inc.	20,203	1,907,567

Automobiles - 1.1%
General Motors Co.	35,262	2,017,691
Tesla, Inc. (A)	17,104	12,134,262

		14,151,953

Banks - 2.3%
Bank of America Corp.	114,997	4,660,828
Citigroup, Inc.	78,877	5,619,198
KeyCorp	73,825	1,606,432
Regions Financial Corp.	120,498	2,626,856
SVB Financial Group (A)	2,111	1,207,133
Truist Financial Corp.	48,605	2,882,763
US Bancorp	64,211	3,810,923
Wells Fargo & Co.	182,318	8,213,426

		30,627,559

Beverages - 0.7%
Coca-Cola Co.	110,558	5,967,921
Constellation Brands, Inc., Class A	11,062	2,658,420

		8,626,341

Biotechnology - 1.4%
AbbVie, Inc.	76,289	8,506,223
Alexion Pharmaceuticals, Inc. (A)	17,002	2,867,897
Amgen, Inc.	2,307	552,849
Biogen, Inc. (A)	6,066	1,621,624
Regeneron Pharmaceuticals, Inc. (A)	4,082	1,964,667
Vertex Pharmaceuticals, Inc. (A)	12,629	2,755,648

		18,268,908

Building Products - 0.6%
Masco Corp.	42,842	2,736,747
Trane Technologies PLC	31,319	5,444,182

		8,180,929

Capital Markets - 2.4%
Ameriprise Financial, Inc.	2,602	672,357
Goldman Sachs Group, Inc.	17,120	5,965,464
Intercontinental Exchange, Inc.	33,071	3,892,787
MarketAxess Holdings, Inc.	1,668	814,751
Morgan Stanley	76,385	6,305,582
S&P Global, Inc.	17,752	6,930,203
State Street Corp.	39,606	3,324,924
T. Rowe Price Group, Inc.	16,346	2,929,203

		30,835,271

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.2%
Air Products & Chemicals, Inc.	4,856	$ 1,400,859
Celanese Corp.	7,814	1,224,063
DuPont de Nemours, Inc.	21,477	1,656,091
Eastman Chemical Co.	33,099	3,819,294
Linde PLC	8,452	2,415,920
LyondellBasell Industries NV, Class A	5,854	607,294
PPG Industries, Inc.	25,225	4,319,529

		15,443,050

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,349	810,734

Communications Equipment - 0.2%
Cisco Systems, Inc.	52,344	2,664,833
Motorola Solutions, Inc.	2,190	412,377

		3,077,210

Consumer Finance - 0.3%
Capital One Financial Corp.	28,057	4,182,738

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,969	421,701
Crown Holdings, Inc.	8,841	970,742
Packaging Corp. of America	4,416	652,022
WestRock Co.	30,703	1,711,692

		3,756,157

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	48,676	13,383,466
Voya Financial, Inc.	8,285	561,889

		13,945,355

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	92,688	5,356,439

Electric Utilities - 0.9%
Duke Energy Corp.	29,466	2,966,931
NextEra Energy, Inc.	90,649	7,026,204
Xcel Energy, Inc.	25,382	1,809,737

		11,802,872

Electrical Equipment - 0.4%
Eaton Corp. PLC	37,551	5,367,164

Entertainment - 0.8%
Netflix, Inc. (A)	14,182	7,282,032
Walt Disney Co. (A)	17,075	3,176,291

		10,458,323

Equity Real Estate Investment Trusts - 1.1%
Camden Property Trust	15,892	1,914,668
Equinix, Inc.	4,449	3,206,661
Equity Lifestyle Properties, Inc.	9,223	640,076
Mid-America Apartment Communities, Inc.	9,901	1,557,724
Prologis, Inc.	33,273	3,877,303
Public Storage	2,131	599,152
Realty Income Corp.	4,730	327,079
Sun Communities, Inc.	4,547	758,576
UDR, Inc.	6,568	305,084
Ventas, Inc.	17,430	966,668

		14,152,991

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	6,983	2,598,305
Kroger Co.	27,080	989,503

		3,587,808

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
Mondelez International, Inc., Class A	76,356	$ 4,643,208

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	42,299	5,079,264
ABIOMED, Inc. (A)	996	319,447
Baxter International, Inc.	7,749	664,012
Becton Dickinson & Co.	6,416	1,596,365
Boston Scientific Corp. (A)	78,602	3,427,047
DexCom, Inc. (A)	2,124	820,076
Edwards Lifesciences Corp. (A)	8,189	782,213
Intuitive Surgical, Inc. (A)	1,501	1,298,365
Medtronic PLC	56,369	7,379,830
Zimmer Biomet Holdings, Inc.	24,553	4,349,810

		25,716,429

Health Care Providers & Services - 1.6%
Anthem, Inc.	7,876	2,988,076
Centene Corp. (A)	7,230	446,380
Cigna Corp.	19,174	4,774,518
McKesson Corp.	13,350	2,503,926
UnitedHealth Group, Inc.	26,943	10,744,868

		21,457,768

Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc. (A)	1,541	3,800,229
Hilton Worldwide Holdings, Inc. (A)	16,980	2,185,326
Royal Caribbean Cruises Ltd.	4,897	425,794
Yum! Brands, Inc.	22,651	2,707,248

		9,118,597

Household Durables - 0.3%
D.R. Horton, Inc.	3,122	306,861
Lennar Corp., Class A	36,808	3,813,309

		4,120,170

Household Products - 1.0%
Kimberly-Clark Corp.	23,337	3,111,289
Procter & Gamble Co.	70,456	9,400,239

		12,511,528

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	25,821	5,759,116

Insurance - 1.2%
Allstate Corp.	18,629	2,362,157
American International Group, Inc.	27,832	1,348,460
Chubb Ltd.	15,899	2,728,109
Hartford Financial Services Group, Inc.	28,640	1,889,094
Marsh & McLennan Cos., Inc.	7,841	1,064,024
Progressive Corp.	44,156	4,448,276
Prudential Financial, Inc.	13,080	1,312,709

		15,152,829

Interactive Media & Services - 4.1%
Alphabet, Inc., Class A (A)	8,511	20,030,639
Alphabet, Inc., Class C (A)	6,827	16,453,889
Facebook, Inc., Class A (A)	53,690	17,453,545

		53,938,073

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (A)	10,737	37,229,689

IT Services - 3.0%
Accenture PLC, Class A	31,846	9,234,385
FleetCor Technologies, Inc. (A)	1,929	555,012

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Mastercard, Inc., Class A	31,927	$ 12,198,030
PayPal Holdings, Inc. (A)	26,202	6,872,522
Visa, Inc., Class A	45,181	10,552,474

		39,412,423

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	4,783	1,878,954
Thermo Fisher Scientific, Inc.	17,250	8,111,467
Waters Corp. (A)	1,542	462,400

		10,452,821

Machinery - 1.4%
Deere & Co.	19,545	7,248,263
Ingersoll Rand, Inc. (A)	9,026	445,975
Otis Worldwide Corp.	21,454	1,670,623
Parker-Hannifin Corp.	11,372	3,568,647
Snap-on, Inc.	5,795	1,376,892
Stanley Black & Decker, Inc.	22,408	4,633,302

		18,943,702

Media - 1.1%
Altice USA, Inc., Class A (A)	23,390	849,291
Charter Communications, Inc., Class A (A)	7,811	5,260,318
Comcast Corp., Class A	135,268	7,595,298
Fox Corp., Class A	5,243	196,193
Interpublic Group of Cos., Inc.	7,611	241,649

		14,142,749

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	27,744	1,046,226

Multi-Utilities - 0.7%
CMS Energy Corp.	42,944	2,765,164
Public Service Enterprise Group, Inc.	29,430	1,858,799
Sempra Energy	31,187	4,290,396

		8,914,359

Multiline Retail - 0.4%
Dollar General Corp.	3,485	748,404
Dollar Tree, Inc. (A)	15,641	1,797,151
Target Corp.	11,093	2,299,135

		4,844,690

Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	10,670	177,869
Cheniere Energy, Inc. (A)	13,500	1,046,520
Chevron Corp.	47,102	4,854,803
ConocoPhillips	42,444	2,170,586
Diamondback Energy, Inc.	19,199	1,569,134
EOG Resources, Inc.	32,577	2,398,971
Kinder Morgan, Inc.	48,905	833,830
Phillips 66	24,887	2,013,607
Pioneer Natural Resources Co.	23,098	3,553,166
Williams Cos., Inc.	121,109	2,950,215

		21,568,701

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	8,822	2,768,344

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	108,267	6,758,026
Eli Lilly & Co.	32,187	5,882,818
Johnson & Johnson	38,184	6,213,682
Merck & Co., Inc.	67,728	5,045,736

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	32,860	$ 1,270,039

		25,170,301

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	12,374	1,026,423
Leidos Holdings, Inc.	26,056	2,638,952

		3,665,375

Road & Rail - 0.7%
Lyft, Inc., Class A (A)	18,780	1,045,295
Norfolk Southern Corp.	19,381	5,411,950
Union Pacific Corp.	13,261	2,945,136

		9,402,381

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (A)	52,880	4,316,066
Analog Devices, Inc.	34,183	5,235,468
Applied Materials, Inc.	52,875	7,017,041
Intel Corp.	46,511	2,675,778
Lam Research Corp.	10,260	6,365,817
Microchip Technology, Inc.	13,352	2,006,672
Micron Technology, Inc. (A)	9,963	857,515
NVIDIA Corp.	13,933	8,365,095
NXP Semiconductors NV	20,240	3,896,402
QUALCOMM, Inc.	7,935	1,101,378
Texas Instruments, Inc.	42,003	7,581,962

		49,419,194

Software - 5.1%
Fortinet, Inc. (A)	3,186	650,677
Intuit, Inc.	14,273	5,882,760
Microsoft Corp.	199,220	50,239,300
Oracle Corp.	41,079	3,113,377
salesforce.com, Inc. (A)	20,319	4,679,872
Workday, Inc., Class A (A)	6,809	1,681,823

		66,247,809

Specialty Retail - 2.1%
AutoZone, Inc. (A)	2,397	3,509,496
Best Buy Co., Inc.	28,224	3,281,604
Home Depot, Inc.	23,998	7,767,433
Lowe’s Cos., Inc.	42,426	8,326,103
O’Reilly Automotive, Inc. (A)	2,738	1,513,785
TJX Cos., Inc.	47,661	3,383,931

		27,782,352

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	358,134	47,080,296
Seagate Technology PLC	45,262	4,202,124

		51,282,420

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	16,714	1,818,316
NIKE, Inc., Class B	38,680	5,129,742

		6,948,058

Tobacco - 0.7%
Altria Group, Inc.	82,032	3,917,028
Philip Morris International, Inc.	58,790	5,585,050

		9,502,078

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	48,173	$ 6,365,098

Total Common Stocks (Cost $411,156,961)		792,048,171

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 6.55% (C)	11,963	324,676

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (C) (D)	960	24,384

Total Preferred Stocks (Cost $351,477)		349,060

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$241,965	263,519
BlueMountain CLO Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 1.12% (C), 07/18/2027 (E)	548,231	548,430
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	235,318	240,919
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	249,079	249,386
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 0.00% (C), 10/18/2030 (E)	2,490,000	2,490,262
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (E)	211,022	217,942
ICG CLO Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 1.41% (C), 01/20/2030 (E)	668,469	667,172
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	429,468	450,556
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	785,729	830,955
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	213,239	217,748
Longfellow Place CLO Ltd. Series 2013-1A, Class AR3, 3-Month LIBOR + 1.00%, 1.18% (C), 04/15/2029 (E)	1,280,000	1,280,221
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (C), 04/25/2057 (E)	66,348	66,835

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	$ 61,788	$ 61,888
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	69,209	69,959
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	193,619	198,720
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (E)	1,875,000	1,875,203
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	903,664
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	2,846,000	2,854,247
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	100,000	100,321
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 1.38% (C), 01/20/2031 (E)	800,000	799,998
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (E)	3,216,000	3,227,518
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	448,330	452,886
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	66,801	68,898
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	54,655	56,288
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	452,346	470,467
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 1.29% (C), 07/20/2030 (E)	2,000,000	1,997,722
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	499,464	502,479
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	1,720,768	1,718,970
SolarCity LMC LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	356,012	365,106
SPS Servicer Advance Receivables Trust II Series 2020-T1, Class AT1, 1.28%, 11/15/2052 (E)	481,000	482,884
Towd Point Mortgage Trust
Series 2015-4, Class A1B,
2.75% (C), 04/25/2055 (E)	2,988	2,986
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (E)	50,348	50,418
Series 2015-6, Class A1B,
2.75% (C), 04/25/2055 (E)	140,526	141,392
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (E)	83,359	83,630
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (E)	329,065	332,594

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (E)	$ 119,834	$ 120,659
Series 2016-4, Class A1,
2.25% (C), 07/25/2056 (E)	353,647	357,163
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (E)	506,391	514,983
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (E)	536,783	544,570
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (E)	241,866	246,797
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (E)	917,436	947,458
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (E)	488,566	502,288
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (E)	728,748	751,394
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (E)	1,109,555	1,172,569
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (E)	2,036,671	2,112,607
Series 2019-1, Class A1,
3.75% (C), 03/25/2058 (E)	1,195,895	1,278,547
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	1,666,093	1,691,638
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	1,155,000	1,189,246
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	86,932	87,442
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	349,756	356,354
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 1.33% (C), 10/20/2028 (E)	782,395	782,499

Total Asset-Backed Securities (Cost $36,753,678)		36,998,397

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.40%, 04/15/2030 (E)	599,000	639,467
Boeing Co.
3.50%, 03/01/2039	1,202,000	1,173,419
5.15%, 05/01/2030	934,000	1,085,747
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025	312,000	340,129
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	414,000	429,727

		3,668,489

Airlines - 0.3%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	622,152	625,146
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	883,850	928,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
JetBlue Pass-Through Trust 2.75%, 11/15/2033	$ 713,895	$ 719,040
United Airlines Pass-Through Trust 3.75%, 03/03/2028	664,213	696,371
US Airways Pass-Through Trust 5.38%, 05/15/2023	589,704	592,011

		3,561,503

Auto Components - 0.0% (B)
BorgWarner, Inc. 3.38%, 03/15/2025 (D)	321,000	348,273

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	601,000	657,963
6.25%, 10/02/2043	159,000	208,890

		866,853

Banks - 1.7%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (C), 11/25/2035 (E)	807,000	766,941
Banco Santander SA 2.75%, 12/03/2030	600,000	582,598
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (C), 02/13/2031	471,000	472,101
Fixed until 06/19/2040, 2.68% (C), 06/19/2041	632,000	593,411
Fixed until 04/22/2031, 2.69% (C), 04/22/2032	543,000	548,663
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,097,000	1,187,437
Barclays Bank PLC 10.18%, 06/12/2021 (E)	633,000	639,490
Barclays PLC 5.20%, 05/12/2026	1,029,000	1,167,349
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (C), 10/27/2028	2,004,000	2,178,175
Commerzbank AG 8.13%, 09/19/2023 (E)	1,117,000	1,280,330
Credit Agricole SA 3.25%, 01/14/2030 (E)	1,316,000	1,363,944
Danske Bank A/S Fixed until 12/20/2024, 3.24% (C), 12/20/2025 (E)	939,000	1,000,728
Discover Bank 4.65%, 09/13/2028	1,090,000	1,260,146
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	420,000	456,160
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (C), 10/15/2030	1,150,000	1,179,164
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	1,664,000	1,709,170
4.13%, 12/15/2026	841,000	951,703
Macquarie Bank Ltd. 3.62%, 06/03/2030 (E)	1,257,000	1,296,859
Natwest Group PLC Fixed until 08/28/2030, 3.03% (C), 11/28/2035	679,000	662,093

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA Fixed until 09/22/2025, 2.57% (C), 09/22/2026 (E)	$ 1,298,000	$ 1,308,217
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (C)	335,000	342,504
4.10%, 06/03/2026	1,368,000	1,536,676
Fixed until 06/15/2024 (F), 5.90% (C)	513,000	556,805

		23,040,664

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	316,000	352,320
4.44%, 10/06/2048	504,000	569,812
4.75%, 01/23/2029	870,000	1,020,530
Constellation Brands, Inc.
3.15%, 08/01/2029	335,000	353,129
3.70%, 12/06/2026	152,000	168,204
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	913,000	972,787

		3,436,782

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	436,629
4.05%, 11/21/2039	733,000	819,703
Amgen, Inc. 2.20%, 02/21/2027	571,000	591,772
Biogen, Inc. 2.25%, 05/01/2030 (D)	359,000	348,846
Gilead Sciences, Inc. 4.15%, 03/01/2047	177,000	196,804

		2,393,754

Building Products - 0.1%
Carrier Global Corp. 2.72%, 02/15/2030	879,000	894,467
Masco Corp. 2.00%, 02/15/2031	502,000	479,246

		1,373,713

Capital Markets - 0.9%
Charles Schwab Corp. Fixed until 06/01/2026 (F), 4.00% (C)	1,411,000	1,449,887
Credit Suisse Group AG
3.75%, 03/26/2025	772,000	836,653
3.80%, 06/09/2023	738,000	784,195
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (C), 11/24/2026	435,000	440,432
Fixed until 01/14/2031, 3.73% (C), 01/14/2032	726,000	718,722
Goldman Sachs Group, Inc. 6.75%, 10/01/2037	865,000	1,225,042
Lazard Group LLC 4.50%, 09/19/2028	782,000	891,646
Morgan Stanley
Fixed until 01/22/2030, 2.70% (C), 01/22/2031	1,042,000	1,064,349

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
3.70%, 10/23/2024	$ 1,260,000	$ 1,377,995
5.00%, 11/24/2025	486,000	559,639
UBS AG 7.63%, 08/17/2022	1,047,000	1,138,083
UBS Group AG Fixed until 02/11/2031, 2.10% (C), 02/11/2032 (E)	1,332,000	1,269,144

		11,755,787

Chemicals - 0.0% (B)
Nutrition & Biosciences, Inc. 2.30%, 11/01/2030 (E)	664,000	646,342

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc. 4.25%, 11/01/2029 (E)	414,000	442,980
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	186,000	194,842
3.30%, 12/01/2026 (E)	780,000	846,970
3.85%, 11/15/2024 (E)	521,000	571,378
Waste Connections, Inc. 2.60%, 02/01/2030	503,000	513,325

		2,569,495

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	654,000	671,789

Construction & Engineering - 0.0% (B)
Quanta Services, Inc. 2.90%, 10/01/2030	499,000	512,218

Construction Materials - 0.1%
CRH America Finance, Inc. 4.50%, 04/04/2048 (E)	575,000	679,353
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (E)	780,000	920,976

		1,600,329

Consumer Finance - 0.4%
Ally Financial, Inc.
3.88%, 05/21/2024	617,000	669,038
8.00%, 11/01/2031	1,067,000	1,499,374
American Express Co. 4.05%, 12/03/2042	382,000	438,432
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,029,000	1,094,720
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	1,497,000	1,531,596
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (E)	442,000	435,010

		5,668,170

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	513,000	502,762
4.50%, 09/15/2023	640,000	689,024
6.50%, 07/15/2025	152,000	178,831
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	677,000	663,387
5.50%, 12/15/2024 (E)	1,296,000	1,456,254
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	412,000	416,707

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Element Fleet Management Corp. (continued)
3.85%, 06/15/2025 (E)	$ 494,000	$ 535,421

		4,442,386

Diversified Telecommunication Services - 0.5%
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	410,000	412,788
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	741,000	786,386
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	170,104
Verizon Communications, Inc.
1.68%, 10/30/2030	1,668,000	1,562,390
1.68%, 10/30/2030 (E)	1,668,000	1,562,390
2.99%, 10/30/2056	1,410,000	1,257,965
2.99%, 10/30/2056 (E)	1,410,000	1,257,965

		7,009,988

Electric Utilities - 0.7%
Appalachian Power Co. 3.40%, 06/01/2025	809,000	873,714
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	117,000	142,411
DTE Electric Co. 4.30%, 07/01/2044	1,273,000	1,509,391
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	1,486,000	1,563,216
Duke Energy Progress LLC 3.60%, 09/15/2047	1,237,000	1,320,210
Entergy Arkansas LLC 3.70%, 06/01/2024	192,000	208,100
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	834,000	858,969
5.30%, 06/01/2042	70,000	93,000
Pacific Gas & Electric Co. 2.50%, 02/01/2031	611,000	574,847
PacifiCorp
3.60%, 04/01/2024	833,000	898,769
5.75%, 04/01/2037	117,000	156,586
Public Service Electric & Gas Co. 3.00%, 05/15/2025	424,000	453,921

		8,653,134

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 2.80%, 02/15/2030	536,000	553,815
Arrow Electronics, Inc.
3.25%, 09/08/2024	232,000	248,502
3.88%, 01/12/2028 (D)	201,000	221,803
Keysight Technologies, Inc. 4.60%, 04/06/2027	724,000	834,203
Sensata Technologies BV 4.00%, 04/15/2029 (E)	200,000	201,240
Sensata Technologies, Inc. 4.38%, 02/15/2030 (E)	403,000	421,338

		2,480,901

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (D) (E)	1,007,000	1,104,896
Schlumberger Investment SA 3.65%, 12/01/2023	98,000	105,316

		1,210,212

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 1.2%
American Tower Trust #1 3.65%, 03/15/2048 (E)	$ 755,000	$ 827,163
Corporate Office Properties, LP
2.25%, 03/15/2026	314,000	321,888
2.75%, 04/15/2031	168,000	165,716
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	706,000	747,110
Equinix, Inc. 5.38%, 05/15/2027	735,000	789,710
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	689,000	721,615
Healthpeak Properties, Inc. 3.50%, 07/15/2029	377,000	409,121
Highwoods Realty, LP 3.05%, 02/15/2030	1,107,000	1,132,286
Life Storage, LP 4.00%, 06/15/2029	563,000	616,586
National Retail Properties, Inc. 2.50%, 04/15/2030	603,000	603,054
Realty Income Corp. 3.25%, 01/15/2031	273,000	291,888
SBA Tower Trust
1.63%, 11/15/2026 (E) (G)	1,595,000	1,595,000
1.88%, 07/15/2050 (E)	746,000	757,782
2.84%, 01/15/2050 (E)	2,715,000	2,860,943
3.17%, 04/09/2047 (E)	745,000	746,817
3.45%, 03/15/2048 (E)	345,000	363,580
Simon Property Group, LP 1.75%, 02/01/2028	628,000	616,342
VEREIT Operating Partnership, LP 2.20%, 06/15/2028	801,000	805,980
Weyerhaeuser Co. 4.00%, 04/15/2030	778,000	872,635
WP Carey, Inc. 2.40%, 02/01/2031	256,000	248,109

		15,493,325

Food & Staples Retailing - 0.2%
7-Eleven, Inc. 1.80%, 02/10/2031 (E)	1,194,000	1,128,768
Sysco Corp. 3.30%, 07/15/2026	755,000	819,379
Walmart, Inc. 3.63%, 12/15/2047	1,233,000	1,379,417

		3,327,564

Food Products - 0.1%
Campbell Soup Co. 2.38%, 04/24/2030 (D)	801,000	795,080
Cargill, Inc. 1.70%, 02/02/2031 (E)	487,000	462,849

		1,257,929

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 1.40%, 06/30/2030 (D)	310,000	291,925
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	600,000	636,863
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	814,000	855,919

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV 5.00%, 03/15/2042	$ 651,000	$ 844,910
Smith & Nephew PLC 2.03%, 10/14/2030	640,000	610,054

		3,239,671

Health Care Providers & Services - 0.6%
Anthem, Inc. 2.25%, 05/15/2030	526,000	517,475
Centene Corp.
3.00%, 10/15/2030	875,000	868,105
3.38%, 02/15/2030	510,000	511,912
Cigna Corp. 2.40%, 03/15/2030	664,000	664,046
CVS Health Corp.
2.70%, 08/21/2040	858,000	790,638
3.75%, 04/01/2030	967,000	1,063,356
HCA, Inc.
4.13%, 06/15/2029	351,000	389,937
5.25%, 04/15/2025	230,000	264,290
Health Care Service Corp. 2.20%, 06/01/2030 (E)	735,000	725,367
Molina Healthcare, Inc. 4.38%, 06/15/2028 (E)	154,000	158,235
Quest Diagnostics, Inc. 4.20%, 06/30/2029	1,088,000	1,239,935
UnitedHealth Group, Inc. 2.00%, 05/15/2030 (D)	666,000	658,406

		7,851,702

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031 (E)	211,000	209,835
3.80%, 02/15/2028	512,000	548,846

		758,681

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	704,000	733,157

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.75%, 12/01/2027	610,000	677,303
General Electric Co. 6.88%, 01/10/2039	574,000	824,611

		1,501,914

Insurance - 0.4%
American International Group, Inc.
4.20%, 04/01/2028	466,000	526,497
4.25%, 03/15/2029	540,000	609,651
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (E)	1,425,000	1,436,815
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (C), 10/01/2050 (D)	1,106,000	1,141,945
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 2.85% (C), 12/15/2065	1,551,000	1,465,695

		5,180,603

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.2%
Alphabet, Inc. 1.10%, 08/15/2030	$ 636,000	$ 589,828
Baidu, Inc. 4.38%, 05/14/2024	940,000	1,027,008
Tencent Holdings Ltd. 3.28%, 04/11/2024 (E)	742,000	789,141

		2,405,977

IT Services - 0.1%
Fiserv, Inc. 3.50%, 07/01/2029	701,000	759,630

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	295,000	390,253

Machinery - 0.0% (B)
Xylem, Inc. 1.95%, 01/30/2028	397,000	398,915

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	377,000	414,706
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (E)	300,000	304,500
NBCUniversal Media LLC 4.45%, 01/15/2043	746,000	893,945
ViacomCBS, Inc. 4.20%, 05/19/2032 (D)	588,000	655,272

		2,268,423

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,063,000	1,179,577
4.75%, 04/10/2027 (E)	230,000	264,517
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	1,088,000	1,134,240

		2,578,334

Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023	587,000	634,139
CMS Energy Corp.
3.88%, 03/01/2024	65,000	70,144
4.88%, 03/01/2044	141,000	170,190
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	158,000	162,910

		1,037,383

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP 3.40%, 02/15/2031	390,000	404,344
BP Capital Markets PLC 3.12%, 05/04/2026	1,328,000	1,422,941
Chevron USA, Inc. 3.25%, 10/15/2029	368,000	398,921
Energy Transfer, LP
4.90%, 02/01/2024	356,000	389,121
5.15%, 02/01/2043	559,000	577,942
5.95%, 10/01/2043	499,000	566,017
7.60%, 02/01/2024	397,000	451,897

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC 4.25%, 02/15/2048	$ 1,353,000	$ 1,458,391
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	772,000	834,469
Occidental Petroleum Corp. 5.55%, 03/15/2026	1,184,000	1,271,320
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	391,834
6.84%, 01/23/2030	892,000	916,530
6.88%, 08/04/2026	340,000	369,580
7.69%, 01/23/2050	95,000	91,447
Pioneer Natural Resources Co. 2.15%, 01/15/2031	871,000	823,073
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	637,000	645,408
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	352,000	389,709
Shell International Finance BV
2.50%, 09/12/2026	813,000	862,194
3.75%, 09/12/2046	351,000	378,264
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	114,500
7.88%, 09/01/2021	93,000	95,224

		12,853,126

Pharmaceuticals - 0.4%
AstraZeneca PLC
2.38%, 06/12/2022	551,000	562,399
4.00%, 01/17/2029	197,000	222,506
4.38%, 08/17/2048	451,000	528,354
Bayer US Finance II LLC 4.38%, 12/15/2028 (E)	516,000	583,622
Bristol-Myers Squibb Co.
1.45%, 11/13/2030 (D)	612,000	576,556
3.20%, 06/15/2026	309,000	338,421
Merck & Co., Inc. 3.40%, 03/07/2029	349,000	387,162
Royalty Pharma PLC 2.20%, 09/02/2030 (E)	925,000	883,182
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	1,035,000	1,230,038
Viatris, Inc. 2.30%, 06/22/2027 (E)	311,000	314,904
Zoetis, Inc. 2.00%, 05/15/2030	377,000	365,598

		5,992,742

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	879,000	930,252
Experian Finance PLC 2.75%, 03/08/2030 (E)	957,000	980,199

		1,910,451

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	964,000	1,030,753
5.50%, 01/15/2026 (E)	415,000	464,407

		1,495,160

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc. 1.95%, 02/15/2028 (E)	$ 291,000	$ 286,559
Intel Corp. 2.88%, 05/11/2024	489,000	522,956
KLA Corp. 3.30%, 03/01/2050	494,000	491,339
Lam Research Corp.
1.90%, 06/15/2030	418,000	409,137
3.75%, 03/15/2026	585,000	652,383
Micron Technology, Inc. 2.50%, 04/24/2023	267,000	276,613
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030 (E)	656,000	701,134
QUALCOMM, Inc.
3.25%, 05/20/2027	599,000	660,669
3.25%, 05/20/2050 (D)	487,000	497,334
TSMC Global Ltd. 1.38%, 09/28/2030 (E)	1,611,000	1,488,619
Xilinx, Inc. 2.38%, 06/01/2030	574,000	567,167

		6,553,910

Software - 0.3%
Adobe, Inc. 2.15%, 02/01/2027	521,000	545,878
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	140,000	138,775
Infor, Inc. 1.75%, 07/15/2025 (E)	595,000	605,382
Intuit, Inc. 1.35%, 07/15/2027	435,000	429,610
Microsoft Corp. 3.30%, 02/06/2027	863,000	956,898
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (E)	763,000	740,110

		3,416,653

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	375,000	347,661
2.85%, 02/23/2023	719,000	749,862
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	520,000	620,054
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	476,000	516,564
Seagate HDD Cayman 4.13%, 01/15/2031 (E)	101,000	102,312
Western Digital Corp. 4.75%, 02/15/2026	1,505,000	1,667,728

		4,004,181

Tobacco - 0.2%
Altria Group, Inc. 2.45%, 02/04/2032	798,000	750,198
BAT Capital Corp.
2.26%, 03/25/2028	1,145,000	1,122,175
4.91%, 04/02/2030	560,000	631,211

		2,503,584

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	$ 407,000	$ 419,047
4.38%, 07/16/2042	300,000	346,101
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	1,542,000	1,545,170
3.72%, 07/15/2043 (E)	160,000	165,545
Sprint Corp.
7.25%, 09/15/2021	200,000	204,240
7.88%, 09/15/2023	640,000	729,600
T-Mobile USA, Inc.
3.50%, 04/15/2031	300,000	304,500
3.88%, 04/15/2030 (E)	987,000	1,075,139

		4,789,342

Total Corporate Debt Securities (Cost $173,619,667)		178,613,392

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond 4.25%, 01/07/2025	330,000	355,888

Chile - 0.1%
Chile Government International Bond 3.50%, 01/25/2050 (D)	400,000	413,552

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	250,512
4.50%, 01/28/2026 (D)	850,000	928,634

		1,179,146

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,310,000	1,492,504
5.38%, 10/17/2023 (E)	115,000	128,040

		1,620,544

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,126,000	1,219,086

Panama - 0.0% (B)
Panama Government International Bond 3.88%, 03/17/2028	315,000	346,500

Peru - 0.0% (B)
Peru Government International Bond 7.35%, 07/21/2025	125,000	153,283

Poland - 0.0% (B)
Republic of Poland Government International Bond 3.00%, 03/17/2023	275,000	288,269

Qatar - 0.0% (B)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	213,000

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	455,000	459,150

Total Foreign Government Obligations (Cost $5,921,961)		6,248,418

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.0%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	$ 1,145,000	$ 1,140,279
Series 2012-TFT, Class C,
3.58% (C), 06/05/2030 (E)	1,070,000	749,535
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (C), 11/05/2036 (E)	3,045,000	60,983
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (E)	1,600,000	1,639,775
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	78,006	83,302
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	237,137
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,331,705
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (E)	60,277	61,140
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (E)	401,629	413,826
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,310,000	1,416,577
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	102,588	101,945
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,210,319
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,606,736
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,050,000	3,241,723
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	830,000	810,066
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.77% (C), 12/27/2035 (E)	55,438	55,402
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (E)	2,113,821	2,090,580
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	1,250,000	1,308,763
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (C), 04/10/2031 (E)	675,000	656,671
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	700,000	729,775
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,024,564	1,721,639
Series 2013-C13, Class B,
4.21% (C), 01/15/2046	950,000	1,000,876

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (E)	$ 153,818	$ 159,024
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class AS, 3.48%, 11/15/2045	320,000	329,641
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	3,050,000	3,051,577
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 0.00% (C), 07/26/2048 (E)	116,518	116,400
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (C), 12/25/2052 (E)	125,678	129,748
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (E)	63,656	67,426
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (E)	150,783	160,289
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (E)	124,719	133,265
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (E)	283,433	301,358
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (E)	199,635	211,973
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (E)	208,828	220,518
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (E)	259,409	276,161
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (E)	594,265	633,865
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (E)	1,326,487	1,419,922
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (E)	842,921	896,611
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (E)	668,490	713,508
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (E)	302,232	323,318
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (E)	514,161	538,370
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (E)	1,598,024	1,684,632
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (E)	1,532,625	1,600,553
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	1,373,000	1,405,694
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	950,000	877,664
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	560,000	564,367

Total Mortgage-Backed Securities (Cost $38,740,911)		38,484,638

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	$ 186,907	$ 214,845
5.50%, 06/01/2041	68,630	80,108
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,484,249
2.89%, 06/25/2027	945,519	1,009,617
3.01%, 07/25/2025	2,408,000	2,612,992
3.06% (C), 08/25/2024	1,820,000	1,951,698
3.49%, 01/25/2024	1,298,000	1,393,872
3.53% (C), 07/25/2023	1,000,000	1,064,553
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.90% (C), 02/01/2043	38,819	39,029
3.33% (C), 10/25/2023	130,525	138,284
3.50%, 07/01/2028 - 11/01/2028	200,250	218,004
4.00%, 04/01/2026 - 06/01/2042	54,075	59,487
4.50%, 02/01/2025 - 06/01/2026	88,442	93,457
5.00%, 04/01/2039 - 11/01/2039	836,703	954,262
5.50%, 10/01/2036 - 12/01/2041	656,120	766,538
6.00%, 08/01/2036 - 06/01/2041	849,702	1,009,225
6.50%, 05/01/2040	80,870	95,853
Government National Mortgage Association, Interest Only STRIPS 0.70% (C), 02/16/2053	385,665	9,823
Uniform Mortgage-Backed Security
2.00%, TBA (G)	25,108,000	25,572,277
2.50%, TBA (G)	23,495,000	24,388,891
3.00%, TBA (G)	17,864,000	18,707,245
3.50%, TBA (G)	11,781,000	12,538,481
4.00%, TBA (G)	4,022,000	4,320,743

Total U.S. Government Agency Obligations (Cost $98,619,202)		99,723,533

U.S. GOVERNMENT OBLIGATIONS - 9.8%
U.S. Treasury - 8.7%
U.S. Treasury Bond
1.25%, 05/15/2050	7,155,000	5,541,771
1.88%, 02/15/2051	1,100,000	999,109
2.00%, 02/15/2050	2,754,000	2,578,648
2.25%, 08/15/2046	2,031,000	2,014,022
2.50%, 02/15/2045 - 05/15/2046	7,240,000	7,541,552
2.75%, 08/15/2042 - 08/15/2047 (D)	3,097,900	3,386,655
2.75%, 11/15/2047	1,059,000	1,156,172
2.88%, 08/15/2045 (D)	1,070,000	1,191,922
2.88%, 05/15/2049	1,191,600	1,336,454
3.00%, 05/15/2042 (D)	476,000	542,268
3.00%, 08/15/2048 - 02/15/2049	2,087,400	2,391,032
3.13%, 02/15/2042	1,620,600	1,883,061
3.13%, 05/15/2048 (D)	51,000	59,682
3.63%, 02/15/2044	4,340,000	5,435,850
4.50%, 02/15/2036 (D)	2,035,500	2,722,958
5.25%, 02/15/2029	1,098,000	1,410,801
U.S. Treasury Note
0.13%, 05/31/2022 - 12/31/2022	6,821,000	6,820,882
0.25%, 05/31/2025 - 08/31/2025	7,146,000	7,023,448
0.63%, 05/15/2030 - 08/15/2030	8,926,000	8,189,339
1.13%, 02/15/2031 (D)	3,141,000	2,997,692

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.50%, 08/15/2026 - 02/15/2030	$ 6,348,100	$ 6,419,435
1.63%, 02/15/2026 - 08/15/2029	4,446,000	4,556,527
1.63%, 05/15/2026 (D)	4,289,000	4,448,330
1.75%, 07/31/2021 - 11/30/2021	11,069,000	11,169,043
1.75%, 05/15/2023 (D)	3,387,000	3,494,564
2.13%, 06/30/2022 (D)	554,000	567,071
2.25%, 11/15/2025 (D)	2,153,100	2,298,098
2.25%, 11/15/2027	262,500	279,460
2.38%, 01/31/2023	2,773,100	2,880,774
2.50%, 01/31/2024 - 05/15/2024	6,710,000	7,131,578
2.63%, 12/15/2021	331,000	336,262
2.63%, 02/15/2029 (D)	653,500	711,600
2.88%, 05/15/2028 - 08/15/2028 (D)	3,920,300	4,333,901
3.13%, 11/15/2028 (D)	508,500	571,943

		114,421,904

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	1,627,338	1,731,908
1.75%, 01/15/2028	941,423	1,143,546
2.50%, 01/15/2029	3,203,613	4,142,338
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	2,164,100	2,378,482
0.63%, 01/15/2024	4,523,818	4,913,998

		14,310,272

Total U.S. Government Obligations (Cost $126,520,738)		128,732,176

COMMERCIAL PAPER - 5.8%
Banks - 2.3%
Macquarie Bank Ltd. 0.16% (H), 06/07/2021	4,700,000	4,699,439
Manhattan Asset Funding Co. LLC 0.13% (H), 05/27/2021	4,700,000	4,699,577
National Australia Bank Ltd. 0.13% (H), 05/06/2021	2,750,000	2,749,974
National Bank of Canada 0.14% (H), 05/10/2021	2,762,000	2,761,951
Skandinaviska Enskilda Banken AB 0.14% (H), 05/18/2021	4,000,000	3,999,840
Societe Generale SA 0.15% (H), 06/02/2021 - 06/04/2021	4,200,000	4,199,625
Standard Chartered Bank 0.16% (H), 06/30/2021	360,000	359,915
Sumitomo Mitsui Brokerage Corp. 0.16% (H), 06/02/2021	3,800,000	3,799,680
Swedbank AB 0.15% (H), 06/11/2021	2,900,000	2,899,783

		30,169,784

Diversified Financial Services - 3.1%
Alpine Securitizaton 0.15% (H), 08/02/2021	3,610,000	3,608,313
Anglesea Funding PLC 0.14% (H), 07/06/2021	4,750,000	4,748,612
Bennington Stark Capital Co. LLC 0.16% (H), 05/04/2021 - 06/18/2021	3,100,000	3,099,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Cancara Asset Securitisation LLC 0.14% (H), 07/06/2021	$ 3,250,000	$ 3,249,081
Chariot Funding LLC 0.14% (H), 07/01/2021 - 07/13/2021	3,200,000	3,199,103
ING Funding LLC 0.14% (H), 07/01/2021	4,750,000	4,749,092
LaFayette Asset Securitization LLC 0.15% (H), 07/08/2021	2,516,000	2,515,262
Liberty Funding LLC 0.14% (H), 06/14/2021	4,465,000	4,464,219
Sheffield Receivable
0.14% (H), 06/01/2021	688,000	687,925
0.16% (H), 05/04/2021	3,500,000	3,499,970
Thunder Bay Funding LLC 0.13% (H), 07/12/2021	4,550,000	4,548,764
Victory Receivables 0.13% (H), 06/07/2021	2,500,000	2,499,654

		40,869,449

Food Products - 0.4%
Britannia Funding Co. 0.16% (H), 05/18/2021	4,800,000	4,799,700

Total Commercial Paper (Cost $75,838,251)		75,838,933

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.01% (H), 07/01/2021	3,956,000	3,955,903
0.04% (H), 06/10/2021 (D)	6,304,000	6,303,933
0.04% (H), 05/06/2021	400,000	400,000

Total Short-Term U.S. Government Obligations (Cost $10,659,662)		10,659,836

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (H)	5,955,768	$ 5,955,768

Total Other Investment Company (Cost $5,955,768)		5,955,768

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.00% (H), dated 04/30/2021, to be repurchased at $29,328,564 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $29,915,181.	$29,328,564	29,328,564

Total Repurchase Agreement (Cost $29,328,564)		29,328,564

Total Investments (Cost $1,013,466,840)		1,402,980,886
Net Other Assets (Liabilities) - (7.1)%		(92,907,737)

Net Assets - 100.0%		$1,310,073,149

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	48	06/30/2021	$10,600,325	$10,596,375	$—	$(3,950)
S&P 500® E-Mini Index	70	06/18/2021	14,245,692	14,610,400	364,708	—

Total Futures Contracts					$364,708	$(3,950)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$792,048,171	$—	$—	$792,048,171
Preferred Stocks	349,060	—	—	349,060
Asset-Backed Securities	—	36,998,397	—	36,998,397
Corporate Debt Securities	—	178,613,392	—	178,613,392
Foreign Government Obligations	—	6,248,418	—	6,248,418

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Mortgage-Backed Securities	$—	$38,484,638	$—	$38,484,638
U.S. Government Agency Obligations	—	99,723,533	—	99,723,533
U.S. Government Obligations	—	128,732,176	—	128,732,176
Commercial Paper	—	75,838,933	—	75,838,933
Short-Term U.S. Government Obligations	—	10,659,836	—	10,659,836
Other Investment Company	5,955,768	—	—	5,955,768
Repurchase Agreement	—	29,328,564	—	29,328,564

Total Investments	$798,352,999	$604,627,887	$—	$1,402,980,886

Other Financial Instruments
Futures Contracts (J)	$364,708	$—	$—	$364,708

Total Other Financial Instruments	$364,708	$—	$—	$364,708

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(3,950)	$—	$—	$(3,950)

Total Other Financial Instruments	$(3,950)	$—	$—	$(3,950)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,961,695, collateralized by cash collateral of $5,955,768 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $31,764,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $121,064,433, representing 9.2% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at April 30, 2021.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.9%
Apidos CLO XXXI Series 2019-31A, Class BR, 3-Month LIBOR + 1.55%, 1.00% (A), 04/15/2031 (B)	$9,500,000	$9,500,000
Avid Automobile Receivables Trust Series 2019-1, Class A, 2.62%, 02/15/2024 (C)	1,332,525	1,341,340
BXG Receivables Note Trust
Series 2013-A, Class A,
3.01%, 12/04/2028 (C)	2,563,478	2,563,870
Series 2017-A, Class A,
2.95%, 10/04/2032 (C)	3,861,359	3,946,782
Series 2020-A, Class A,
1.55%, 02/28/2036 (C)	8,534,977	8,517,839
CF Hippolyta LLC Series 2020-1, Class B1, 2.28%, 07/15/2060 (C)	6,203,462	6,323,892
CIFC Funding Ltd. Series 2015-2A, Class BR2, 3-Month LIBOR + 1.50%, 1.68% (A), 04/15/2030 (C)	16,300,000	16,237,294
CWABS, Inc. Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 1-Month LIBOR + 0.15%, 0.26% (A), 03/25/2047	4,981,157	4,901,327
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (C)	3,431,509	3,493,399
Series 2019-1A, Class A,
2.89%, 02/20/2032 (C)	5,275,557	5,448,556
Series 2021-1A, Class B,
2.05%, 11/21/2033 (C)	4,500,000	4,515,817
Series 2021-1A, Class C,
2.70%, 11/21/2033 (C)	4,200,000	4,199,944
DT Auto Owner Trust
Series 2020-1A, Class A,
1.94%, 09/15/2023 (C)	1,034,704	1,038,749
Series 2020-1A, Class B,
2.16%, 05/15/2024 (C)	3,000,000	3,042,491
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 1.88% (A), 10/22/2025 (C)	8,136,562	8,137,847
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 1.74% (A), 04/20/2027 (C)	8,000,000	8,001,416
Hertz Vehicle Financing II, LP Series 2019-1A, Class B, 4.10%, 03/25/2023 (C)	11,900,000	11,982,667
Hilton Grand Vacations Trust
Series 2019-AA, Class A,
2.34%, 07/25/2033 (C)	6,183,313	6,376,498
Series 2020-AA, Class A,
2.74%, 02/25/2039 (C)	4,460,406	4,639,758
ICG CLO Ltd. Series 2016-1A, Class A2R, 3-Month LIBOR + 1.70%, 1.88% (A), 07/29/2028 (C)	6,000,000	5,995,818

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust Series 2017-3, Class A1, 2.75% (A), 01/25/2061 (C)	$ 7,313,665	$ 7,454,419
Mountain View CLO Ltd. Series 2014-1A, Class BRR, 3-Month LIBOR + 1.45%, 1.63% (A), 10/15/2026 (C)	10,000,000	10,002,920
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (C)	5,427,270	5,520,526
Series 2020-1A, Class A,
1.74%, 10/20/2037 (C)	6,523,331	6,642,665
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (C)	1,448,626	1,450,968
Series 2014-1A, Class B,
2.70%, 09/22/2031 (C)	985,460	986,324
Series 2015-1A, Class A,
2.52%, 12/20/2032 (C)	1,059,515	1,061,806
Series 2019-1A, Class A,
2.89%, 11/20/2036 (C)	6,286,324	6,451,935
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (C)	20,000,000	20,002,160
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (C)	16,000,000	16,065,131
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (C)	1,780,000	1,789,868
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (C)	15,000,000	15,043,467
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (C)	20,000,000	20,064,150
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (C)	2,500,000	2,507,994
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (C)	2,500,000	2,509,669
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (C)	14,758,000	14,810,853
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (C)	1,933,728	1,947,630
Series 2016-A, Class A,
2.61%, 03/08/2029 (C)	4,104,236	4,145,946
Series 2018-A, Class C,
3.74%, 11/08/2030 (C)	2,732,707	2,791,046
Series 2019-A, Class C,
3.61%, 04/09/2038 (C)	5,240,562	5,412,753
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3-Month LIBOR + 1.70%, 1.88% (A), 10/22/2030 (C)	6,000,000	5,960,244
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class B,
3.65%, 06/20/2035 (C)	2,002,402	2,067,756

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2018-3A, Class A,
3.69%, 09/20/2035 (C)	$ 2,364,326	$ 2,467,463
Series 2018-3A, Class D,
5.20%, 09/20/2035 (C)	2,311,129	2,332,741
Series 2019-2A, Class C,
3.12%, 05/20/2036 (C)	4,243,569	4,350,442
Series 2020-2A, Class A,
1.33%, 07/20/2037 (C)	5,708,162	5,742,619
Series 2020-2A, Class C,
3.51%, 07/20/2037 (C)	4,994,642	5,149,820
Series 2021-1A, Class B,
1.34%, 11/20/2037 (C)	12,834,454	12,895,391
Small Business Lending Trust Series 2019-A, Class A, 2.85%, 07/15/2026 (C)	1,347,497	1,346,074
SPS Servicer Advance Receivables Trust II Series 2020-T1, Class AT1, 1.28%, 11/15/2052 (C)	6,550,000	6,575,660
TICP CLO III Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 1.54% (A), 04/20/2028 (C)	10,000,000	9,993,820
Towd Point Mortgage Trust
Series 2015-4, Class A1B,
2.75% (A), 04/25/2055 (C)	35,421	35,403
Series 2016-3, Class A1,
2.25% (A), 04/25/2056 (C)	1,983,914	1,997,584
Series 2016-5, Class A1,
2.50% (A), 10/25/2056 (C)	4,847,820	4,937,633
Series 2017-2, Class A1,
2.75% (A), 04/25/2057 (C)	3,235,526	3,282,463
Series 2017-3, Class A1,
2.75% (A), 07/25/2057 (C)	5,851,007	5,970,294
Series 2017-4, Class A1,
2.75% (A), 06/25/2057 (C)	6,695,099	6,914,188
Series 2017-6, Class A1,
2.75% (A), 10/25/2057 (C)	11,373,879	11,693,317
Series 2018-1, Class A1,
3.00% (A), 01/25/2058 (C)	6,874,519	7,088,148
Series 2018-2, Class A1,
3.25% (A), 03/25/2058 (C)	3,254,447	3,398,057
Series 2018-3, Class A1,
3.75% (A), 05/25/2058 (C)	5,933,448	6,270,422
Series 2018-4, Class A1,
3.00% (A), 06/25/2058 (C)	12,036,960	12,485,754
Series 2020-4, Class A1,
1.75%, 10/25/2060 (C)	11,250,509	11,423,006
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2, 3.73%, 03/15/2022 (C)	11,000,000	11,118,635
VSE VOI Mortgage LLC Series 2017-A, Class A, 2.33%, 03/20/2035 (C)	10,235,045	10,430,117
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (C)	820,558	821,531

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC (continued)
Series 2015-AA, Class A,
2.79%, 06/16/2031 (C)	$ 1,441,709	$ 1,442,364
Series 2017-AA, Class A,
2.82%, 06/15/2033 (C)	2,813,253	2,866,328
Wellfleet CLO Ltd.
Series 2016-1A, Class BR,
3-Month EURIBOR + 1.50%, 1.69% (A), 04/20/2028 (C)	15,000,000	14,928,285
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.81% (A), 10/20/2029 (C)	15,000,000	14,952,000

Total Asset-Backed Securities (Cost $453,245,025)		457,805,093

CORPORATE DEBT SECURITIES - 68.0%
Aerospace & Defense - 0.5%
Boeing Co.
1.43%, 02/04/2024	8,549,000	8,573,478
1.95%, 02/01/2024	9,965,000	10,242,021

		18,815,499

Airlines - 0.7%
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	6,511,452
6.82%, 02/10/2024	2,842,270	2,987,252
Delta Air Lines, Inc. 3.80%, 04/19/2023	9,957,000	10,247,227
Northwest Airlines Pass-Through Trust 6.26%, 05/20/2023	143,220	142,962
US Airways Pass-Through Trust 3.95%, 05/15/2027	4,441,435	4,412,639

		24,301,532

Auto Components - 0.8%
BorgWarner, Inc. 5.00%, 10/01/2025 (C) (D)	25,318,000	29,189,287

Automobiles - 0.4%
Nissan Motor Co. Ltd.
3.04%, 09/15/2023 (C)	6,090,000	6,371,014
3.52%, 09/17/2025 (C)	6,876,000	7,351,369

		13,722,383

Banks - 16.2%
AIB Group PLC 4.75%, 10/12/2023 (C)	8,438,000	9,207,529
Banco Santander SA
2.71%, 06/27/2024	8,400,000	8,868,930
3.85%, 04/12/2023	4,600,000	4,891,226
Bank of America Corp.
3-Month LIBOR + 0.77%, 0.97% (A), 02/05/2026	9,968,000	10,035,284
SOFR + 0.97%, 0.98% (A), 07/22/2027	10,966,000	11,025,197
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	9,821,000	10,309,018
Fixed until 10/01/2024, 3.09% (A), 10/01/2025	18,836,000	20,143,310
Banque Federative du Credit Mutuel SA
0.65%, 02/27/2024 (C)	10,000,000	10,001,501
2.13%, 11/21/2022 (C)	4,991,000	5,121,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
3-Month LIBOR + 1.38%, 1.57% (A), 05/16/2024	$ 13,510,000	$ 13,723,669
5.20%, 05/12/2026	13,335,000	15,127,891
BPCE SA
2.75%, 12/02/2021	8,737,000	8,862,943
5.15%, 07/21/2024 (C)	14,000,000	15,688,245
Canadian Imperial Bank of Commerce Fixed until 07/22/2022, 2.61% (A), 07/22/2023	4,425,000	4,543,029
CIT Bank NA Fixed until 09/27/2024, 2.97% (A), 09/27/2025	6,927,000	7,256,033
Citibank, NA Fixed until 05/20/2021, 2.84% (A), 05/20/2022	11,000,000	11,012,890
Citigroup, Inc.
3-Month LIBOR + 1.02%, 1.21% (A), 06/01/2024	14,675,000	14,847,033
Fixed until 11/04/2021, 2.31% (A), 11/04/2022	9,909,000	10,000,310
Commerzbank AG 8.13%, 09/19/2023 (C)	8,000,000	9,169,774
Cooperatieve Rabobank UA
Fixed until 06/24/2025, 1.34% (A), 06/24/2026 (C)	5,000,000	5,008,339
3.95%, 11/09/2022	10,100,000	10,606,231
Credit Agricole SA 4.38%, 03/17/2025 (C)	9,207,000	10,122,853
Credit Suisse AG
SOFR + 0.39%, 0.40% (A), 02/02/2024	16,749,000	16,686,024
3.63%, 09/09/2024	6,936,000	7,548,046
6.50%, 08/08/2023 (C)	5,462,000	6,032,506
Danske Bank A/S
1.23%, 06/22/2024 (C)	10,000,000	10,093,994
Fixed until 09/20/2021, 3.00% (A), 09/20/2022 (C)	10,000,000	10,080,221
DnB Bank ASA Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (C)	10,000,000	9,880,776
Fifth Third Bancorp 3.65%, 01/25/2024	10,000,000	10,773,315
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	6,340,000	6,604,156
HSBC Holdings PLC 3-Month LIBOR + 1.00%, 1.19% (A), 05/18/2024	10,000,000	10,102,463
Huntington Bancshares, Inc. 2.30%, 01/14/2022	6,266,000	6,344,777
Intesa Sanpaolo SpA 3.25%, 09/23/2024 (C)	11,000,000	11,735,406
JPMorgan Chase & Co.
SOFR + 0.58%, 0.59% (A), 03/16/2024	10,000,000	10,032,100
SOFR + 0.89%, 0.90% (A), 04/22/2027 (D)	14,954,000	15,007,819
3.88%, 09/10/2024	4,920,000	5,379,711

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 12/05/2023, 4.02% (A), 12/05/2024	$ 10,000,000	$ 10,826,948
Lloyds Banking Group PLC
Fixed until 05/11/2023, 0.70% (A), 05/11/2024	10,000,000	10,011,440
4.50%, 11/04/2024	10,740,000	11,926,104
MUFG Union Bank NA 3.15%, 04/01/2022	11,000,000	11,258,911
Natwest Group PLC 6.00%, 12/19/2023	12,464,000	14,058,526
Nordea Bank Abp 1.00%, 06/09/2023 (C)	8,797,000	8,902,671
PNC Financial Services Group, Inc. 3.90%, 04/29/2024	7,811,000	8,528,606
Royal Bank of Canada SOFR + 0.40%, 0.42% (A), 08/05/2022	15,809,000	15,869,564
Santander UK Group Holdings PLC 4.75%, 09/15/2025 (C)	2,357,000	2,629,693
Santander UK PLC 5.00%, 11/07/2023 (C)	10,000,000	10,965,915
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (C)	5,000,000	4,979,867
Fixed until 10/14/2022, 1.32% (A), 10/14/2023 (C)	10,220,000	10,294,095
Svenska Handelsbanken AB 3.90%, 11/20/2023	10,000,000	10,855,835
Swedbank AB 1.30%, 06/02/2023 (C)	9,000,000	9,141,126
Synovus Bank Fixed until 02/10/2022, 2.29% (A), 02/10/2023	9,052,000	9,135,253
Truist Bank
SOFR + 0.73%, 0.74% (A), 03/09/2023	7,250,000	7,312,303
2.80%, 05/17/2022	6,013,000	6,163,244
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (C)	8,885,000	8,954,937
6.57%, 01/14/2022 (C)	10,000,000	10,385,747
US Bancorp 2.40%, 07/30/2024	9,070,000	9,590,130
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (A), 04/30/2026	3,984,000	4,126,310
3.75%, 01/24/2024	14,000,000	15,145,823

		572,937,082

Beverages - 0.8%
Constellation Brands, Inc. 2.65%, 11/07/2022	5,537,000	5,713,023
Keurig Dr. Pepper, Inc.
0.75%, 03/15/2024	15,849,000	15,853,913
4.42%, 05/25/2025	7,016,000	7,889,483

		29,456,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.9%
AbbVie, Inc.
2.90%, 11/06/2022	$ 9,969,000	$ 10,338,587
3.80%, 03/15/2025	9,966,000	10,913,091
Gilead Sciences, Inc. 0.75%, 09/29/2023	11,877,000	11,896,219

		33,147,897

Building Products - 0.3%
Owens Corning 4.20%, 12/01/2024	9,968,000	10,989,982

Capital Markets - 4.7%
Ameriprise Financial, Inc. 3.00%, 03/22/2022	7,986,000	8,179,386
Bank of New York Mellon Corp. 2.20%, 08/16/2023	10,000,000	10,403,136
Charles Schwab Corp. 2.65%, 01/25/2023	9,964,000	10,342,515
Deutsche Bank AG
1.69%, 03/19/2026	10,000,000	10,033,439
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	6,000,000	6,155,710
Goldman Sachs Group, Inc.
SOFR + 0.58%, 0.59% (A), 03/08/2024	16,824,000	16,833,049
3-Month LIBOR + 1.17%, 1.36% (A), 05/15/2026	4,984,000	5,066,209
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	20,961,000	21,203,067
Intercontinental Exchange, Inc. 0.70%, 06/15/2023	8,712,000	8,746,493
Macquarie Group Ltd. Fixed until 01/12/2026, 1.34% (A), 01/12/2027 (C)	14,952,000	14,742,721
Morgan Stanley
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	6,976,000	7,250,913
Fixed until 07/22/2024, 2.72% (A), 07/22/2025	4,981,000	5,259,330
4.10%, 05/22/2023	14,873,000	15,916,280
4.88%, 11/01/2022	5,085,000	5,413,180
State Street Corp.
Fixed until 03/30/2022, 2.83% (A), 03/30/2023	1,492,000	1,525,827
3.10%, 05/15/2023	11,076,000	11,696,344
UBS AG 1.75%, 04/21/2022 (C)	4,441,000	4,498,667
UBS Group AG Fixed until 07/30/2023, 1.01% (A), 07/30/2024 (C)	3,000,000	3,018,637

		166,284,903

Chemicals - 1.3%
DuPont de Nemours, Inc. 4.21%, 11/15/2023	5,512,000	5,977,332
Huntsman International LLC 5.13%, 11/15/2022	6,972,000	7,351,462
LYB International Finance III LLC 1.25%, 10/01/2025	4,983,000	4,978,117

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Mosaic Co. 3.75%, 11/15/2021	$ 12,074,000	$ 12,181,967
Nutrition & Biosciences, Inc. 0.70%, 09/15/2022 (C)	4,322,000	4,330,669
Syngenta Finance NV 4.44%, 04/24/2023 (C)	10,000,000	10,496,457

		45,316,004

Commercial Services & Supplies - 0.6%
Ashtead Capital, Inc. 4.13%, 08/15/2025 (C)	20,957,000	21,533,317

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	10,889,000	11,258,573

Construction Materials - 0.3%
CRH America, Inc. 3.88%, 05/18/2025 (C) (D)	10,000,000	10,979,797

Consumer Finance - 4.2%
Ally Financial, Inc.
4.13%, 02/13/2022	8,145,000	8,376,059
5.75%, 11/20/2025	6,976,000	7,990,718
American Honda Finance Corp. 0.88%, 07/07/2023	11,959,000	12,075,646
BMW US Capital LLC
SOFR + 0.53%, 0.54% (A), 04/01/2024 (C)	15,882,000	15,968,954
3.40%, 08/13/2021 (C) (D)	11,846,000	11,948,362
Daimler Finance North America LLC
0.75%, 03/01/2024 (C)	13,548,000	13,504,993
3.40%, 02/22/2022 (C)	7,000,000	7,169,574
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	7,233,000	7,400,155
General Motors Financial Co., Inc.
SOFR + 0.76%, 0.77% (A), 03/08/2024	14,954,000	15,008,732
3.55%, 07/08/2022	9,957,000	10,295,526
4.15%, 06/19/2023	4,587,000	4,900,645
Hyundai Capital America 0.80%, 04/03/2023 - 01/08/2024 (C)	24,933,000	24,870,345
Volkswagen Group of America Finance LLC 2.70%, 09/26/2022 (C)	10,000,000	10,307,908

		149,817,617

Containers & Packaging - 0.6%
Berry Global, Inc.
0.95%, 02/15/2024 (C)	5,506,000	5,492,015
1.57%, 01/15/2026 (C)	4,984,000	4,939,543
4.88%, 07/15/2026 (C)	9,968,000	10,556,610

		20,988,168

Diversified Consumer Services - 0.5%
Nationwide Building Society
0.55%, 01/22/2024 (C)	10,000,000	9,969,946
Fixed until 03/08/2023, 3.77% (A), 03/08/2024 (C)	6,821,000	7,203,040

		17,172,986

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	$ 6,030,000	$ 6,265,908
AIG Global Funding 0.80%, 07/07/2023 (C)	6,976,000	7,025,770
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	2,234,000	2,189,080
2.88%, 01/20/2022 (C)	5,506,000	5,575,207
5.50%, 12/15/2024 (C)	10,832,000	12,171,409
Element Fleet Management Corp.
1.60%, 04/06/2024 (C)	2,998,000	3,032,249
3.85%, 06/15/2025 (C) (D)	8,707,000	9,437,067
Voya Financial, Inc. 3.13%, 07/15/2024	9,332,000	10,018,243

		55,714,933

Diversified Telecommunication Services - 1.3%
AT&T, Inc. SOFR + 0.64%, 0.65% (A), 03/25/2024	6,928,000	6,938,666
British Telecommunications PLC 4.50%, 12/04/2023	8,200,000	8,966,274
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	5,699,000	5,737,753
Verizon Communications, Inc.
SOFR + 0.79%, 0.80% (A), 03/20/2026	16,946,000	17,227,981
5.15%, 09/15/2023	5,000,000	5,536,028

		44,406,702

Electric Utilities - 4.7%
American Electric Power Co., Inc.
0.75%, 11/01/2023	9,842,000	9,848,111
2.95%, 12/15/2022	8,469,000	8,761,396
Duke Energy Corp. 3.05%, 08/15/2022	21,461,000	22,029,352
Enel Finance International NV 4.63%, 09/14/2025 (C)	21,670,000	24,621,021
Entergy Corp. 4.00%, 07/15/2022	8,552,000	8,866,432
Evergy, Inc. 2.45%, 09/15/2024	11,565,000	12,124,425
FirstEnergy Corp. 4.75%, 03/15/2023	6,261,000	6,640,103
Georgia Power Co. 2.10%, 07/30/2023	7,441,000	7,691,331
Metropolitan Edison Co. 3.50%, 03/15/2023 (C)	12,044,000	12,494,256
NextEra Energy Capital Holdings, Inc. SOFR + 0.54%, 0.55% (A), 03/01/2023	9,635,000	9,663,576
Oncor Electric Delivery Co. LLC 2.75%, 06/01/2024	10,771,000	11,444,579
Pacific Gas & Electric Co. 1.75%, 06/16/2022	8,781,000	8,788,658
Southern Co.
0.60%, 02/26/2024	9,968,000	9,949,630
2.35%, 07/01/2021	12,232,000	12,251,753

		165,174,623

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.3%
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 0.44% (A), 03/11/2024 (C)	$ 10,000,000	$ 10,060,670

Energy Equipment & Services - 0.3%
Schlumberger Finance Canada Ltd. 1.40%, 09/17/2025 (D)	9,965,000	10,095,149

Equity Real Estate Investment Trusts - 1.6%
American Tower Corp. 3.00%, 06/15/2023	17,032,000	17,887,462
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	13,044,000	13,803,552
National Retail Properties, Inc. 3.60%, 12/15/2026	9,370,000	10,239,430
Realty Income Corp. 0.75%, 03/15/2026	6,977,000	6,795,737
VEREIT Operating Partnership, LP 4.60%, 02/06/2024	8,370,000	9,158,545

		57,884,726

Food & Staples Retailing - 0.6%
7-Eleven, Inc. 0.80%, 02/10/2024 (C)	8,886,000	8,872,049
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP 3.50%, 02/15/2023 (C)	3,984,000	4,093,560
Sysco Corp. 2.50%, 07/15/2021	9,646,000	9,668,400

		22,634,009

Food Products - 0.9%
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025	3,594,000	3,635,241
Campbell Soup Co. 3.65%, 03/15/2023	7,064,000	7,469,745
Cargill, Inc. 1.38%, 07/23/2023 (C)	9,965,000	10,175,210
Mondelez International, Inc. 0.63%, 07/01/2022	8,881,000	8,910,144

		30,190,340

Health Care Equipment & Supplies - 1.0%
Becton Dickinson & Co.
3-Month LIBOR + 1.03%, 1.21% (A), 06/06/2022	2,726,000	2,749,903
2.89%, 06/06/2022	11,889,000	12,192,764
DH Europe Finance II SARL 2.05%, 11/15/2022	10,888,000	11,156,851
Stryker Corp. 0.60%, 12/01/2023	8,974,000	8,981,256

		35,080,774

Health Care Providers & Services - 1.4%
Cigna Corp.
0.61%, 03/15/2024	4,941,000	4,933,936
3-Month LIBOR + 0.89%, 1.07% (A), 07/15/2023	12,689,000	12,843,217
CVS Health Corp. 2.63%, 08/15/2024	4,979,000	5,279,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc. 5.00%, 03/15/2024	$ 14,941,000	$ 16,641,674
Laboratory Corp. of America Holdings 2.30%, 12/01/2024	9,959,000	10,386,718

		50,084,642

Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc. 4.50%, 08/15/2024 (D)	4,287,000	4,709,095
GLP Capital, LP / GLP Financing II, Inc. 3.35%, 09/01/2024	4,479,000	4,744,920
Las Vegas Sands Corp. 3.20%, 08/08/2024	8,963,000	9,399,100

		18,853,115

Household Durables - 0.5%
Lennar Corp. 5.88%, 11/15/2024	13,873,000	15,776,071
Newell Brands, Inc. 4.35%, 04/01/2023	2,235,000	2,355,712

		18,131,783

Insurance - 3.6%
American International Group, Inc. 2.50%, 06/30/2025	10,551,000	11,117,216
Aon Corp. 2.20%, 11/15/2022	7,967,000	8,179,206
Athene Global Funding
1.20%, 10/13/2023 (C)	9,881,000	9,976,400
3.00%, 07/01/2022 (C)	4,205,000	4,327,369
Brighthouse Financial Global Funding 1.00%, 04/12/2024 (C)	14,953,000	14,974,921
Brown & Brown, Inc. 4.20%, 09/15/2024	12,098,000	13,294,276
Equitable Financial Life Global Funding 1.40%, 07/07/2025 (C)	19,932,000	20,027,388
Five Corners Funding Trust 4.42%, 11/15/2023 (C)	8,785,000	9,610,539
GA Global Funding Trust 1.63%, 01/15/2026 (C) (D)	9,968,000	9,988,230
Jackson National Life Global Funding 3.30%, 02/01/2022 (C)	9,000,000	9,200,743
Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	8,778,000	9,563,375
Principal Life Global Funding II 2.25%, 11/21/2024 (C)	8,666,000	9,077,676

		129,337,339

IT Services - 0.7%
Fidelity National Information Services, Inc. 0.38%, 03/01/2023	8,789,000	8,773,818
Fiserv, Inc. 2.75%, 07/01/2024	13,481,000	14,304,456

		23,078,274

Machinery - 0.3%
Otis Worldwide Corp. 3-Month LIBOR + 0.45%, 0.64% (A), 04/05/2023	9,962,000	9,956,360

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 2.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 02/15/2026 (C)	$ 7,645,000	$ 7,912,575
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	14,947,000	16,992,000
Comcast Corp. 3.70%, 04/15/2024	6,390,000	6,966,218
Cox Communications, Inc. 2.95%, 06/30/2023 (C)	8,649,000	9,040,639
CSC Holdings LLC 6.75%, 11/15/2021	8,655,000	8,893,012
Discovery Communications LLC 2.95%, 03/20/2023	6,297,000	6,565,584
DISH DBS Corp. 6.75%, 06/01/2021	6,598,000	6,606,248
Sky Ltd. 3.13%, 11/26/2022 (C)	6,970,000	7,264,723
Time Warner Cable LLC 4.00%, 09/01/2021	5,256,000	5,270,454
ViacomCBS, Inc. 4.75%, 05/15/2025	4,463,000	5,056,710

		80,568,163

Metals & Mining - 0.6%
ArcelorMittal SA 3.60%, 07/16/2024	2,591,000	2,759,710
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	12,178,000	12,695,565
Glencore Funding LLC 3.00%, 10/27/2022 (C)	6,974,000	7,187,963

		22,643,238

Multi-Utilities - 1.4%
Black Hills Corp. 4.25%, 11/30/2023	9,898,000	10,692,849
Dominion Energy, Inc.
2.45%, 01/15/2023 (C)	7,820,000	8,075,578
2.72% (E), 08/15/2021	7,100,000	7,146,242
DTE Energy Co. 2.53%, 10/01/2024	10,070,000	10,602,099
NiSource, Inc. 0.95%, 08/15/2025	14,951,000	14,769,416

		51,286,184

Oil, Gas & Consumable Fuels - 3.5%
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024	10,018,000	11,534,345
DCP Midstream Operating, LP 5.38%, 07/15/2025	16,350,000	17,944,125
El Paso Natural Gas Co. LLC 8.63%, 01/15/2022	8,935,000	9,434,761
Energy Transfer, LP 4.20%, 09/15/2023	4,980,000	5,325,826
Eni SpA 4.00%, 09/12/2023 (C)	8,629,000	9,264,063
MPLX, LP
3.50%, 12/01/2022	8,683,000	9,043,961
4.88%, 12/01/2024	5,661,000	6,345,501

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66 0.90%, 02/15/2024	$ 10,499,000	$ 10,511,501
Pioneer Natural Resources Co. 0.75%, 01/15/2024	9,927,000	9,930,455
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	1,570,000	1,672,548
3.85%, 10/15/2023	6,324,000	6,692,285
4.65%, 10/15/2025	5,976,000	6,625,298
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	8,281,000	8,957,945
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (C) (D)	1,737,000	1,759,064
Williams Cos., Inc. 4.55%, 06/24/2024	7,966,000	8,791,751

		123,833,429

Pharmaceuticals - 1.6%
AstraZeneca PLC 2.38%, 06/12/2022	9,966,000	10,172,172
Bayer US Finance LLC 3.00%, 10/08/2021 (C)	7,474,000	7,558,039
Bristol-Myers Squibb Co. 2.90%, 07/26/2024	5,430,000	5,817,835
Royalty Pharma PLC 0.75%, 09/02/2023 (C)	9,188,000	9,185,438
Takeda Pharmaceutical Co. Ltd. 4.40%, 11/26/2023	15,000,000	16,395,525
Viatris, Inc.
1.13%, 06/22/2022 (C)	4,078,000	4,104,083
1.65%, 06/22/2025 (C) (D)	4,983,000	5,031,293

		58,264,385

Professional Services - 0.2%
Equifax, Inc. 2.60%, 12/01/2024	8,195,000	8,672,825

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
3.63%, 05/01/2022 (C)	12,397,000	12,655,769
5.50%, 01/15/2023 (C)	6,127,000	6,495,510
Canadian Pacific Railway Co. 9.45%, 08/01/2021	7,000,000	7,152,389
Union Pacific Corp. 3.50%, 06/08/2023	4,457,000	4,730,197

		31,033,865

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc. 3.46%, 09/15/2026	12,132,000	13,152,246
KLA Corp. 4.65%, 11/01/2024	8,678,000	9,712,833
Micron Technology, Inc. 2.50%, 04/24/2023	4,701,000	4,870,249
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (C)	10,000,000	10,421,610
4.63%, 06/01/2023 (C)	10,000,000	10,794,826
QUALCOMM, Inc. 2.60%, 01/30/2023	5,815,000	6,030,022

		54,981,786

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.9%
Infor, Inc.
1.45%, 07/15/2023 (C)	$ 11,692,000	$ 11,846,217
1.75%, 07/15/2025 (C)	9,836,000	10,007,632
Intuit, Inc. 0.65%, 07/15/2023	10,450,000	10,528,583

		32,382,432

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	9,113,000	9,295,486
4.45%, 10/02/2023	4,984,000	5,408,729

		14,704,215

Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp. 1.70%, 06/15/2022	6,094,000	6,194,478
VF Corp. 2.05%, 04/23/2022	9,966,000	10,127,109

		16,321,587

Tobacco - 0.6%
BAT Capital Corp. 3.22%, 08/15/2024	6,562,000	6,990,798
BAT International Finance PLC 1.67%, 03/25/2026	14,947,000	14,866,497

		21,857,295

Trading Companies & Distributors - 0.5%
Air Lease Corp. 2.25%, 01/15/2023	15,548,000	15,949,212

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (C)	7,966,000	8,577,522

Wireless Telecommunication Services - 0.4%
Sprint Corp. 7.88%, 09/15/2023	2,975,000	3,391,500
T-Mobile USA, Inc. 3.50%, 04/15/2025 (C)	10,291,000	11,159,355

		14,550,855

Total Corporate Debt Securities (Cost $2,365,944,851)		2,412,221,878

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (C)	2,175,000	2,316,375

Total Foreign Government Obligation (Cost $2,168,813)		2,316,375

LOAN ASSIGNMENT - 0.3%
Commercial Services & Supplies - 0.3%
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 4.75% (A), 03/01/2028	10,000,000	9,951,790

Total Loan Assignment (Cost $9,926,270)		9,951,790

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 16.8%
20 Times Square Trust
Series 2018-20TS, Class B,
3.20% (A), 05/15/2035 (C)	$ 3,000,000	$ 2,998,376
Series 2018-20TS, Class C,
3.20% (A), 05/15/2035 (C)	10,900,000	10,832,650
280 Park Avenue Mortgage Trust Series 2017-280P, Class C, 1-Month LIBOR + 1.25%, 1.36% (A), 09/15/2034 (C)	16,000,000	16,004,859
Arroyo Mortgage Trust Series 2018-1, Class A1, 3.76% (A), 04/25/2048 (C)	4,856,519	4,865,513
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 1.52% (A), 04/15/2035 (C)	18,800,000	18,588,944
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.22% (A), 04/15/2035 (C)	10,520,000	10,420,883
Austin Fairmont Hotel Trust Series 2019-FAIR, Class D, 1-Month LIBOR + 1.80%, 1.92% (A), 09/15/2032 (C)	5,000,000	4,955,897
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.31% (A), 08/15/2036 (C)	15,300,000	15,285,973
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.81% (A), 08/15/2036 (C)	15,254,000	15,235,434
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.24% (A), 03/15/2037 (C)	16,015,000	15,653,570
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.55% (A), 03/15/2037 (C)	15,000,000	14,435,892
BHMS Trust Series 2018-ATLS, Class C, 1-Month LIBOR + 1.90%, 2.01% (A), 07/15/2035 (C)	14,900,000	14,853,536
BX
Series 2021-MFM1, Class B,
1-Month LIBOR + 0.95%, 1.06% (A), 01/15/2034 (C)	6,500,000	6,496,079
Series 2021-MFM1, Class C,
1-Month LIBOR + 1.20%, 1.31% (A), 01/15/2034 (C)	4,000,000	3,997,601
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.57% (A), 10/15/2036 (C)	11,286,135	11,286,130
Series 2020-VKNG, Class C,
1-Month LIBOR + 1.40%, 1.51% (A), 10/15/2037 (C)	5,900,000	5,899,998
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.34% (A), 05/15/2035 (C)	5,480,000	5,476,625

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 1.89% (A), 05/15/2035 (C)	$ 6,250,000	$ 6,251,806
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 2.12% (A), 11/15/2034 (C)	11,825,000	10,864,617
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 1.87% (A), 12/15/2037 (C)	9,760,000	9,765,721
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 1.87% (A), 07/15/2030 (C)	10,000,000	9,798,980
CHT Mortgage Trust Series 2017-CSMO, Class D, 1-Month LIBOR + 2.25%, 2.36% (A), 11/15/2036 (C)	17,400,000	17,416,192
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (C)	2,133,269	2,251,141
Series 2018-RP1, Class A1,
3.00% (A), 09/25/2064 (C)	6,443,398	6,639,084
Colony Trust Series 2019-IKPR, Class C, 1-Month LIBOR + 1.68%, 1.79% (A), 11/15/2038 (C)	11,900,000	11,810,463
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 1.42% (A), 12/15/2031 (C)	12,312,000	12,311,996
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (A), 01/25/2060 (C)	15,024,246	14,859,056
Series 2021-RPL3, Class A1,
2.00% (A), 01/25/2060 (C)	9,769,742	9,928,275
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 0.96% (A), 06/15/2034 (C)	12,500,000	12,464,838
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 1.11% (A), 06/15/2034 (C)	2,500,000	2,484,310
DBWF Mortgage Trust Series 2018-GLKS, Class D, 1-Month LIBOR + 2.40%, 2.52% (A), 12/19/2030 (C)	10,000,000	9,981,070
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (A), 12/10/2036 (C)	15,000,000	15,608,376
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month LIBOR + 1.63%, 1.75% (A), 12/15/2036 (C)	9,960,000	9,891,274
GS Mortgage Securities Corp. Trust Series 2019-SOHO, Class D, 1-Month LIBOR + 1.60%, 1.72% (A), 06/15/2036 (C)	7,500,000	7,476,561

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2013-G1, Class A1, 2.06%, 04/10/2031 (C)	$ 2,553,503	$ 2,572,557
Hilton Orlando Trust Series 2018-ORL, Class C, 1-Month LIBOR + 1.45%, 1.56% (A), 12/15/2034 (C)	14,000,000	13,960,586
HPLY Trust Series 2019-HIT, Class C, 1-Month LIBOR + 1.60%, 1.71% (A), 11/15/2036 (C)	7,077,752	7,060,014
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class C, 3.93% (A), 06/10/2027 (C)	10,000,000	2,390,026
KKR Industrial Portfolio Trust Series 2020-AIP, Class D, 1-Month LIBOR + 2.03%, 2.14% (A), 03/15/2037 (C)	9,642,057	9,657,528
MBRT Series 2019-MBR, Class D, 1-Month LIBOR + 1.70%, 1.82% (A), 11/15/2036 (C)	10,730,000	10,716,847
Metlife Securitization Trust Series 2017-1A, Class A, 3.00% (A), 04/25/2055 (C)	7,350,494	7,627,066
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 2.32% (A), 11/15/2034 (C)	15,700,000	15,578,458
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.52% (A), 07/15/2035 (C)	10,850,000	10,840,047
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 2.22% (A), 05/15/2036 (C)	6,720,000	6,220,422
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.80% (A), 12/15/2036 (C)	7,000,000	7,053,282
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.00% (A), 12/15/2036 (C)	5,200,000	5,239,635
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (C)	3,779,012	3,693,441
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.30% (A), 10/15/2037 (C)	11,780,000	11,765,079
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.77% (A), 10/15/2037 (C)	9,220,000	9,196,767
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (A), 01/25/2054 (C)	1,468,979	1,555,989
Series 2014-3A, Class AFX3,
3.75% (A), 11/25/2054 (C)	1,917,519	2,048,910
Series 2016-4A, Class A1,
3.75% (A), 11/25/2056 (C)	3,266,629	3,477,586

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (C)	$ 5,659,904	$ 6,020,406
Series 2017-4A, Class A1,
4.00% (A), 05/25/2057 (C)	3,578,640	3,819,635
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 1.61% (A), 06/25/2057 (C)	3,799,589	3,861,857
Series 2018-1A, Class A1A,
4.00% (A), 12/25/2057 (C)	3,679,343	3,936,039
Series 2018-2A, Class A1,
4.50% (A), 02/25/2058 (C)	5,895,438	6,300,218
Series 2018-RPL1, Class A1,
3.50% (A), 12/25/2057 (C)	3,912,098	4,096,290
Series 2019-2A, Class A1,
4.25% (A), 12/25/2057 (C)	7,025,594	7,465,125
Series 2019-3A, Class A1A,
3.75% (A), 11/25/2058 (C)	8,167,378	8,737,039
Series 2019-4A, Class A1B,
3.50% (A), 12/25/2058 (C)	7,031,305	7,412,380
Series 2019-5A, Class A1B,
3.50% (A), 08/25/2059 (C)	9,421,875	9,839,466
Series 2019-RPL2, Class A1,
3.25% (A), 02/25/2059 (C)	7,554,873	7,972,311
One New York Plaza Trust Series 2020-1NYP, Class A, 1-Month LIBOR + 0.95%, 1.07% (A), 01/15/2026 (C)	12,500,000	12,562,556
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 1-Month LIBOR + 0.19%, 0.30% (A), 12/20/2036 (C)	3,315,494	3,304,623
SFO Commercial Mortgage Trust Series 2021-555, Class D, 1-Month LIBOR + 2.40%, 2.51% (A), 05/15/2038 (B)	9,900,000	9,960,586
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.50%, 1.61% (A), 11/11/2034 (C)	12,151,204	12,043,900
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (A), 10/25/2059 (C)	8,272,319	8,662,329

Total Mortgage-Backed Securities (Cost $600,581,992)		593,740,720

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.77%, 2.39% (A), 08/01/2037	307,710	309,048

Total U.S. Government Agency Obligation (Cost $312,025)		309,048

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (G)	12,832,183	$ 12,832,183

Total Other Investment Company (Cost $12,832,183)		12,832,183

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.00% (G), dated 04/30/2021, to be repurchased at $61,548,160 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $62,779,126.	$61,548,160	$ 61,548,160

Total Repurchase Agreement (Cost $61,548,160)		61,548,160

Total Investments (Cost $3,506,559,319)		3,550,725,247
Net Other Assets (Liabilities) - (0.2)%		(5,429,091)

Net Assets - 100.0%		$3,545,296,156

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$457,805,093	$—	$457,805,093
Corporate Debt Securities	—	2,412,221,878	—	2,412,221,878
Foreign Government Obligation	—	2,316,375	—	2,316,375
Loan Assignment	—	9,951,790	—	9,951,790
Mortgage-Backed Securities	—	593,740,720	—	593,740,720
U.S. Government Agency Obligation	—	309,048	—	309,048
Other Investment Company	12,832,183	—	—	12,832,183
Repurchase Agreement	—	61,548,160	—	61,548,160

Total Investments	$12,832,183	$3,537,893,064	$—	$3,550,725,247

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $1,797,612,893, representing 50.7% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,164,399, collateralized by cash collateral of $12,832,183 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,638,608. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2021; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at April 30, 2021.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 3.1%
Kratos Defense & Security Solutions, Inc. (A)	139,725	$3,736,247
Mercury Systems, Inc. (A)	57,251	4,307,565

		8,043,812

Banks - 6.1%
Banc of California, Inc.	242,502	4,340,786
Cadence BanCorp	257,530	5,730,042
Home BancShares, Inc.	205,467	5,718,147

		15,788,975

Biotechnology - 1.8%
Avid Bioservices, Inc. (A)	217,683	4,659,505

Chemicals - 1.8%
Quaker Chemical Corp.	19,647	4,761,450

Consumer Finance - 1.2%
LendingTree, Inc. (A) (B)	14,835	3,063,279

Electrical Equipment - 1.0%
TPI Composites, Inc. (A) (B)	49,984	2,656,650

Food & Staples Retailing - 2.3%
Grocery Outlet Holding Corp. (A)	144,892	5,852,188

Health Care Equipment & Supplies - 11.4%
BioLife Solutions, Inc. (A)	90,137	3,145,781
CONMED Corp.	40,305	5,680,990
Heska Corp. (A)	27,209	4,969,724
LeMaitre Vascular, Inc.	60,970	3,199,096
Mesa Laboratories, Inc.	19,362	4,814,361
Neogen Corp. (A)	80,040	7,684,640

		29,494,592

Health Care Providers & Services - 2.1%
Fulgent Genetics, Inc. (A) (B)	6,569	505,944
LHC Group, Inc. (A)	24,311	5,063,252

		5,569,196

Health Care Technology - 4.1%
Omnicell, Inc. (A)	28,486	4,131,040
Simulations Plus, Inc. (B)	102,210	6,453,539

		10,584,579

Hotels, Restaurants & Leisure - 4.0%
Brinker International, Inc. (A)	72,907	4,894,247
Texas Roadhouse, Inc.	52,200	5,586,444

		10,480,691

Household Durables - 6.5%
Green Brick Partners, Inc. (A)	125,864	3,248,550
Skyline Champion Corp. (A)	158,161	7,027,093
TopBuild Corp. (A)	29,872	6,642,935

		16,918,578

IT Services - 11.6%
Endava PLC, ADR (A)	53,056	4,803,690
Evo Payments, Inc., Class A (A)	292,575	8,341,313
MAXIMUS, Inc.	50,137	4,594,555
Repay Holdings Corp. (A)	160,470	3,666,739
WNS Holdings Ltd., ADR (A)	120,090	8,698,119

		30,104,416

Leisure Products - 1.7%
YETI Holdings, Inc. (A)	51,395	4,390,161

Life Sciences Tools & Services - 11.1%
Medpace Holdings, Inc. (A)	52,559	8,918,211
NeoGenomics, Inc. (A)	128,800	6,309,912
PRA Health Sciences, Inc. (A)	22,616	3,774,384

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Repligen Corp. (A)	46,479	$ 9,840,069

		28,842,576

Machinery - 1.1%
Chart Industries, Inc. (A)	17,514	2,813,274

Media - 1.0%
Cardlytics, Inc. (A)	7,806	1,073,559
Magnite, Inc. (A) (B)	39,663	1,588,503

		2,662,062

Oil, Gas & Consumable Fuels - 1.1%
Brigham Minerals, Inc., Class A	167,835	2,876,692

Personal Products - 2.9%
elf Beauty, Inc. (A)	250,728	7,584,522

Road & Rail - 3.2%
Saia, Inc. (A)	34,948	8,195,306

Semiconductors & Semiconductor Equipment - 1.9%
CMC Materials, Inc.	13,667	2,506,938
Silicon Laboratories, Inc. (A)	16,885	2,379,941

		4,886,879

Software - 13.9%
8x8, Inc. (A)	91,794	3,019,105
Appfolio, Inc., Class A (A) (B)	21,603	3,124,442
Cerence, Inc. (A)	40,602	3,914,439
Mimecast Ltd. (A)	127,192	5,522,677
Pegasystems, Inc.	66,581	8,451,792
Qualys, Inc. (A)	20,625	2,090,550
Workiva, Inc. (A)	105,452	9,912,488

		36,035,493

Specialty Retail - 1.4%
Boot Barn Holdings, Inc. (A)	51,780	3,652,561

Trading Companies & Distributors - 1.5%
SiteOne Landscape Supply, Inc. (A)	21,678	3,888,600

Total Common Stocks (Cost $164,850,764)		253,806,037

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	1,903,919	1,903,919

Total Other Investment Company (Cost $1,903,919)		1,903,919

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2021, to be repurchased at $5,369,852 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $5,477,291.	$5,369,852	5,369,852

Total Repurchase Agreement (Cost $5,369,852)		5,369,852

Total Investments (Cost $172,124,535)		261,079,808
Net Other Assets (Liabilities) - (0.6)%		(1,474,705)

Net Assets - 100.0%		$259,605,103

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$253,806,037	$—	$—	$253,806,037
Other Investment Company	1,903,919	—	—	1,903,919
Repurchase Agreement	—	5,369,852	—	5,369,852

Total Investments	$255,709,956	$5,369,852	$—	$261,079,808

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,328,040, collateralized by cash collateral of $1,903,919 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,776,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Airlines - 0.8%
Frontier Group Holdings, Inc. (A)	475,060	$9,995,262

Auto Components - 2.0%
Stoneridge, Inc. (A)	339,034	11,272,881
Visteon Corp. (A)	105,240	12,819,284

		24,092,165

Automobiles - 1.2%
Winnebago Industries, Inc.	176,424	14,105,099

Banks - 19.5%
Ameris Bancorp	266,358	14,407,304
Associated Banc-Corp.	403,200	8,826,048
Atlantic Union Bankshares Corp.	319,826	12,367,671
Banner Corp.	172,603	9,810,755
ConnectOne Bancorp, Inc.	320,975	8,714,471
Enterprise Financial Services Corp.	220,142	10,815,576
FB Financial Corp.	222,652	9,342,478
First Bancorp	214,616	9,099,718
Great Western Bancorp, Inc.	329,140	10,878,077
Hancock Whitney Corp.	279,442	12,921,398
Hope Bancorp, Inc.	580,659	8,715,692
OceanFirst Financial Corp.	472,012	10,790,194
Pacific Premier Bancorp, Inc.	302,364	13,313,087
PacWest Bancorp	295,430	12,824,616
Renasant Corp.	250,892	10,570,080
Texas Capital Bancshares, Inc. (A)	158,430	10,873,051
Umpqua Holdings Corp.	592,123	11,037,173
United Community Banks, Inc.	271,052	8,868,821
Veritex Holdings, Inc.	407,833	13,776,599
WesBanco, Inc.	326,026	11,831,484
Wintrust Financial Corp.	172,347	13,287,954

		233,072,247

Biotechnology - 0.8%
Coherus Biosciences, Inc. (A) (B)	656,227	9,712,160

Building Products - 1.0%
Griffon Corp.	437,922	11,876,445

Chemicals - 0.9%
Livent Corp. (A) (B)	591,217	10,653,730

Commercial Services & Supplies - 3.9%
BrightView Holdings, Inc. (A)	707,001	12,676,528
Covanta Holding Corp.	901,701	13,561,583
Herman Miller, Inc.	293,980	12,200,170
VSE Corp.	186,830	8,061,714

		46,499,995

Communications Equipment - 1.0%
Casa Systems, Inc. (A)	1,464,840	11,491,670

Construction & Engineering - 1.7%
Great Lakes Dredge & Dock Corp. (A)	378,185	5,937,505
Tutor Perini Corp. (A)	868,095	13,976,329

		19,913,834

Construction Materials - 1.0%
Summit Materials, Inc., Class A (A)	395,654	11,390,879

Containers & Packaging - 2.3%
Graphic Packaging Holding Co.	573,434	10,637,201
Pactiv Evergreen, Inc.	539,784	7,945,620
Ranpak Holdings Corp. (A)	456,083	8,770,476

		27,353,297

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (A)	289,913	$ 9,946,915
H&R Block, Inc.	637,160	14,183,182

		24,130,097

Electronic Equipment, Instruments & Components - 1.6%
Knowles Corp. (A)	470,680	9,837,212
Sanmina Corp. (A)	211,244	8,627,205

		18,464,417

Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc., Class A (A)	688,498	8,055,427

Entertainment - 2.5%
IMAX Corp. (A)	646,434	13,329,469
Lions Gate Entertainment Corp., Class B (A)	1,322,891	16,668,427

		29,997,896

Equity Real Estate Investment Trusts - 8.7%
Apple Hospitality, Inc.	688,993	10,927,429
CareTrust, Inc.	437,590	10,580,926
Community Healthcare Trust, Inc.	191,674	9,760,040
Cousins Properties, Inc.	178,581	6,548,565
EPR Properties (A)	250,680	11,959,943
NexPoint Residential Trust, Inc.	225,977	11,335,006
Outfront Media, Inc. (A)	510,920	12,451,121
Pebblebrook Hotel Trust	422,969	10,100,500
Summit Hotel Properties, Inc. (A)	889,595	9,047,181
Sunstone Hotel Investors, Inc. (A)	808,543	10,640,426

		103,351,137

Food & Staples Retailing - 1.4%
Andersons, Inc.	173,381	4,979,502
Sprouts Farmers Market, Inc. (A)	443,735	11,364,054

		16,343,556

Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	87,220	6,080,978

Health Care Equipment & Supplies - 1.4%
Lantheus Holdings, Inc. (A)	707,729	16,773,177

Health Care Providers & Services - 2.9%
AMN Healthcare Services, Inc. (A)	146,437	11,612,454
Patterson Cos., Inc.	328,949	10,572,421
Premier, Inc., Class A	348,237	12,310,178

		34,495,053

Hotels, Restaurants & Leisure - 0.7%
International Game Technology PLC (A) (B)	497,793	8,571,995

Household Durables - 4.4%
Century Communities, Inc. (A)	237,406	17,553,800
MDC Holdings, Inc.	223,768	13,126,231
Taylor Morrison Home Corp. (A)	343,658	10,725,566
Universal Electronics, Inc. (A)	198,937	11,309,568

		52,715,165

Insurance - 3.4%
Argo Group International Holdings Ltd.	163,062	8,508,575
Hanover Insurance Group, Inc.	86,674	11,987,881
Horace Mann Educators Corp.	226,345	9,076,435
Selective Insurance Group, Inc.	149,080	11,350,951

		40,923,842

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.9%
Meritor, Inc. (A)	359,581	$ 9,719,474
Wabash National Corp.	705,487	12,423,626

		22,143,100

Media - 1.1%
Gray Television, Inc.	671,253	13,639,861

Metals & Mining - 0.6%
Carpenter Technology Corp.	195,951	7,420,664

Mortgage Real Estate Investment Trusts - 3.1%
Ladder Capital Corp.	1,029,538	12,241,207
New Residential Investment Corp.	1,193,391	12,793,151
Redwood Trust, Inc.	1,120,210	12,445,533

		37,479,891

Multi-Utilities - 2.1%
Black Hills Corp.	183,055	12,627,134
NorthWestern Corp.	186,164	12,664,737

		25,291,871

Oil, Gas & Consumable Fuels - 3.3%
Brigham Minerals, Inc., Class A	577,677	9,901,384
CNX Resources Corp. (A)	677,182	9,087,782
Delek US Holdings, Inc.	258,482	6,133,778
Renewable Energy Group, Inc. (A)	144,231	8,007,705
Scorpio Tankers, Inc.	376,561	6,830,817

		39,961,466

Paper & Forest Products - 1.5%
Domtar Corp. (A)	247,120	9,741,470
Neenah, Inc.	161,087	8,564,996

		18,306,466

Road & Rail - 1.1%
Ryder System, Inc.	157,683	12,589,411

Semiconductors & Semiconductor Equipment - 1.1%
Cohu, Inc. (A)	127,744	5,111,038
Ichor Holdings Ltd. (A)	142,446	7,944,213

		13,055,251

Software - 3.8%
A10 Networks, Inc. (A)	958,176	8,316,968
Avaya Holdings Corp. (A)	248,250	7,142,152
Ebix, Inc.	215,328	6,483,526

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Xperi Holding Corp.	645,596	$ 13,266,998
Zix Corp. (A)	1,273,397	10,040,735

		45,250,379

Specialty Retail - 5.0%
Asbury Automotive Group, Inc. (A)	104,513	20,757,327
Foot Locker, Inc.	210,671	12,425,376
MarineMax, Inc. (A)	261,350	14,844,680
Urban Outfitters, Inc. (A)	340,945	12,239,925

		60,267,308

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc.	105,386	9,614,365

Trading Companies & Distributors - 6.0%
Air Lease Corp.	224,238	10,474,157
GATX Corp.	113,949	11,133,957
GMS, Inc. (A)	387,198	16,924,425
Rush Enterprises, Inc., Class A	267,037	13,180,946
WESCO International, Inc. (A)	222,286	20,388,072

		72,101,557

Total Common Stocks (Cost $881,379,375)		1,167,181,113

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2021, to be repurchased at $34,937,549 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $35,636,362.	$34,937,549	34,937,549

Total Repurchase Agreement (Cost $34,937,549)		34,937,549

Total Investments (Cost $916,316,924)		1,202,118,662
Net Other Assets (Liabilities) - (0.6)%		(7,510,840)

Net Assets - 100.0%		$1,194,607,822

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,167,181,113	$—	$—	$1,167,181,113
Repurchase Agreement	—	34,937,549	—	34,937,549

Total Investments	$1,167,181,113	$34,937,549	$—	$1,202,118,662

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,746,706, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,095,064. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	16,600	$2,123,140
Elbit Systems Ltd. (A)	13,950	1,911,987
Huntington Ingalls Industries, Inc.	34,500	7,325,040

		11,360,167

Auto Components - 1.0%
BorgWarner, Inc.	54,800	2,662,184
Dana, Inc.	64,150	1,622,995
Gentex Corp.	31,250	1,099,375
Stoneridge, Inc. (B)	32,850	1,092,263
Visteon Corp. (B)	22,000	2,679,820

		9,156,637

Banks - 6.8%
Atlantic Union Bankshares Corp.	37,650	1,455,926
Bank of Princeton (A)	14,500	432,825
Berkshire Hills Bancorp, Inc.	94,581	2,098,752
Central Valley Community Bancorp	20,000	392,800
CIT Group, Inc.	138,400	7,375,336
Dime Community Bancshares, Inc.	79,150	2,621,448
First Citizens BancShares, Inc., Class A	12,600	10,929,996
First Community Bankshares, Inc.	73,400	2,144,748
First Merchants Corp.	73,800	3,410,298
Hope Bancorp, Inc.	80,000	1,200,800
Investors Bancorp, Inc.	101,000	1,478,640
Lakeland Bancorp, Inc.	186,000	3,372,180
OceanFirst Financial Corp.	61,600	1,408,176
People’s United Financial, Inc.	115,650	2,096,734
Sandy Spring Bancorp, Inc.	96,650	4,384,044
Sterling Bancorp	112,500	2,827,125
Umpqua Holdings Corp.	172,300	3,211,672
United Bankshares, Inc.	19,351	759,914
United Community Banks, Inc.	107,100	3,504,312
Washington Trust Bancorp, Inc.	20,171	1,029,730
Webster Financial Corp.	49,450	2,616,399
Western Alliance Bancorp	30,000	3,152,100

		61,903,955

Beverages - 1.0%
Molson Coors Beverage Co., Class B (B)	170,900	9,390,955

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (B)	32,300	5,448,364
Exelixis, Inc. (B)	109,800	2,703,276
United Therapeutics Corp. (B)	20,202	4,071,915

		12,223,555

Building Products - 1.8%
American Woodmark Corp. (B)	31,000	3,083,260
Gibraltar Industries, Inc. (B)	14,400	1,322,784
Masonite International Corp. (B)	20,850	2,633,146
Owens Corning	29,000	2,807,490
PGT Innovations, Inc. (B)	107,600	2,833,108
Quanex Building Products Corp.	123,500	3,370,315

		16,050,103

Capital Markets - 1.6%
Cboe Global Markets, Inc.	64,700	6,752,739
Piper Sandler Cos.	33,100	3,839,269
Stifel Financial Corp.	53,200	3,680,908

		14,272,916

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.6%
Axalta Coating Systems Ltd. (B)	248,800	$ 7,934,232
Chase Corp.	14,500	1,717,380
Huntsman Corp.	58,350	1,672,895
Mosaic Co.	78,700	2,768,666
Trinseo SA	8,700	538,617

		14,631,790

Commercial Services & Supplies - 0.4%
HNI Corp.	40,150	1,699,951
Tetra Tech, Inc.	13,500	1,723,005

		3,422,956

Communications Equipment - 0.7%
Harmonic, Inc. (B)	115,500	903,210
KVH Industries, Inc. (B)	189,500	2,537,405
NETGEAR, Inc. (B)	15,900	591,639
Silicom Ltd. (B)	59,000	2,524,610

		6,556,864

Construction & Engineering - 1.5%
AECOM (B)	60,000	3,985,800
Comfort Systems USA, Inc.	53,500	4,406,260
EMCOR Group, Inc.	34,650	4,151,070
Granite Construction, Inc. (A)	22,900	872,490

		13,415,620

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	35,400	2,244,714

Consumer Finance - 0.9%
Ally Financial, Inc.	160,605	8,263,127

Containers & Packaging - 2.1%
Berry Global Group, Inc. (B)	86,200	5,484,044
Graphic Packaging Holding Co.	226,800	4,207,140
Sealed Air Corp.	196,400	9,702,160

		19,393,344

Distributors - 0.9%
LKQ Corp. (B)	179,800	8,398,458

Diversified Consumer Services - 0.6%
American Public Education, Inc. (B)	108,550	3,306,433
Strategic Education, Inc.	10,000	750,600
Stride, Inc. (B)	60,700	1,737,841

		5,794,874

Diversified Financial Services - 0.5%
Equitable Holdings, Inc. (A)	120,800	4,134,984

Electric Utilities - 2.5%
Evergy, Inc.	151,600	9,697,852
OGE Energy Corp.	368,600	12,370,216
Portland General Electric Co.	23,200	1,179,952

		23,248,020

Electrical Equipment - 0.8%
Acuity Brands, Inc.	7,500	1,391,400
LSI Industries, Inc.	195,000	1,602,900
Regal Beloit Corp.	32,100	4,636,203

		7,630,503

Electronic Equipment, Instruments & Components - 3.0%
Coherent, Inc. (B)	12,450	3,236,875
Flex Ltd. (B)	215,800	3,754,920
FLIR Systems, Inc.	40,300	2,416,791

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	70,600	$ 3,172,058
OSI Systems, Inc. (B)	16,750	1,617,548
Vishay Intertechnology, Inc.	118,500	2,911,545
Vontier Corp. (B)	328,500	10,295,190

		27,404,927

Energy Equipment & Services - 0.7%
Baker Hughes Co.	235,700	4,732,856
Helix Energy Solutions Group, Inc. (A) (B)	153,500	658,515
Helmerich & Payne, Inc.	47,650	1,221,270

		6,612,641

Entertainment - 0.3%
Madison Square Garden Entertainment Corp. (B)	18,750	1,698,938
Madison Square Garden Sports Corp., Class A (B)	4,250	785,570

		2,484,508

Equity Real Estate Investment Trusts - 4.0%
Apple Hospitality, Inc.	173,200	2,746,952
Brandywine Realty Trust	170,750	2,310,247
Community Healthcare Trust, Inc.	38,400	1,955,328
Gaming & Leisure Properties, Inc.	180,426	8,388,005
JBG SMITH Properties	316,596	10,324,196
Lexington Realty Trust	235,000	2,876,400
Physicians Realty Trust	184,200	3,450,066
Piedmont Office Realty Trust, Inc., Class A	57,500	1,070,650
Sabra Health Care, Inc.	133,400	2,423,878
Summit Hotel Properties, Inc. (B)	78,000	793,260

		36,338,982

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	43,000	1,048,340

Food Products - 3.6%
Bunge Ltd.	30,700	2,591,694
Ingredion, Inc.	25,800	2,409,978
Kraft Heinz Co.	223,400	9,224,186
Nomad Foods Ltd. (B)	29,000	845,640
Post Holdings, Inc. (B)	129,200	14,700,376
Sanderson Farms, Inc.	9,000	1,480,770
Whole Earth Brands, Inc. (B)	111,150	1,500,525

		32,753,169

Gas Utilities - 1.0%
UGI Corp.	212,300	9,279,633

Health Care Equipment & Supplies - 0.7%
AngioDynamics, Inc. (B)	120,500	2,928,150
Meridian Bioscience, Inc. (B)	85,850	1,680,943
OraSure Technologies, Inc. (B)	182,650	1,671,248

		6,280,341

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	77,637	9,378,550
AMN Healthcare Services, Inc. (B)	41,000	3,251,300
Centene Corp. (B)	182,100	11,242,854
Cross Country Healthcare, Inc. (B)	274,600	3,657,672
Encompass Health Corp.	32,200	2,732,492
Laboratory Corp. of America Holdings (B)	30,699	8,161,943

		38,424,811

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	9,000	$ 1,903,500

Household Durables - 1.2%
Helen of Troy Ltd. (B)	10,350	2,186,024
KB Home	60,650	2,925,149
La-Z-Boy, Inc.	65,650	2,918,799
MDC Holdings, Inc.	32,350	1,897,651
PulteGroup, Inc.	20,500	1,211,960

		11,139,583

Household Products - 1.0%
Reynolds Consumer Products, Inc. (A)	140,600	4,122,392
Spectrum Brands Holdings, Inc.	54,150	4,772,781

		8,895,173

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	568,200	9,585,534

Insurance - 10.2%
Alleghany Corp. (B)	21,200	14,394,164
Allstate Corp.	88,348	11,202,526
American International Group, Inc.	84,800	4,108,560
Arch Capital Group Ltd. (B)	301,000	11,952,710
Everest Re Group Ltd.	9,650	2,672,568
Fidelity National Financial, Inc.	331,800	15,136,716
Loews Corp.	226,400	12,621,800
Markel Corp. (B)	7,813	9,191,369
Old Republic International Corp.	303,000	7,459,860
Selective Insurance Group, Inc.	57,000	4,339,980
United Fire Group, Inc.	14,650	443,309

		93,523,562

Interactive Media & Services - 0.6%
IAC / InterActiveCorp (B)	22,000	5,576,340

Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	195,800	10,923,682

IT Services - 1.6%
Euronet Worldwide, Inc. (B)	34,000	4,876,620
FleetCor Technologies, Inc. (B)	26,700	7,682,124
Perficient, Inc. (B)	29,000	1,902,690

		14,461,434

Leisure Products - 0.7%
MasterCraft Boat Holdings, Inc. (B)	137,000	3,885,320
Polaris, Inc.	15,400	2,156,462

		6,041,782

Machinery - 1.7%
Altra Industrial Motion Corp.	42,000	2,478,420
Columbus McKinnon Corp.	59,042	2,923,169
Douglas Dynamics, Inc.	34,300	1,534,239
Gencor Industries, Inc. (B)	78,000	935,220
Lydall, Inc. (B)	68,100	2,509,485
Miller Industries, Inc.	26,500	1,140,030
Mueller Industries, Inc.	98,000	4,397,260

		15,917,823

Media - 3.9%
DISH Network Corp., Class A (B)	175,800	7,874,082
Fox Corp., Class A	141,000	5,276,220
Liberty Broadband Corp., Class C (B)	68,264	11,107,918
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	197,273	8,922,658

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
MSG Networks, Inc., Class A (B)	140,000	$ 2,221,800

		35,402,678

Metals & Mining - 1.4%
Commercial Metals Co.	118,000	3,447,960
Kaiser Aluminum Corp.	27,250	3,282,807
Kinross Gold Corp.	574,800	4,046,592
Schnitzer Steel Industries, Inc., Class A	46,150	2,178,742

		12,956,101

Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	1,030,942	9,360,953

Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	344,900	8,446,601
NiSource, Inc.	497,038	12,932,929
NorthWestern Corp.	83,350	5,670,300

		27,049,830

Multiline Retail - 1.5%
Dollar Tree, Inc. (B)	120,700	13,868,430

Oil, Gas & Consumable Fuels - 2.7%
Delek US Holdings, Inc.	66,496	1,577,950
EQT Corp. (B)	275,640	5,264,724
HollyFrontier Corp.	101,800	3,563,000
Magnolia Oil & Gas Corp., Class A (B)	235,750	2,654,545
REX American Resources Corp. (B)	32,900	2,656,017
Williams Cos., Inc.	386,500	9,415,140

		25,131,376

Paper & Forest Products - 0.4%
Domtar Corp. (B)	51,800	2,041,956
Glatfelter Corp.	131,100	1,929,792

		3,971,748

Pharmaceuticals - 2.3%
Bausch Health Cos., Inc. (B)	187,200	6,022,224
BioDelivery Sciences International, Inc. (B)	445,000	1,539,700
Jazz Pharmaceuticals PLC (B)	16,650	2,737,260
Perrigo Co. PLC	95,900	3,992,317
Viatris, Inc. (B)	506,665	6,738,644

		21,030,145

Professional Services - 2.9%
ASGN, Inc. (B)	29,800	3,134,364
FTI Consulting, Inc. (B)	12,000	1,666,200
Heidrick & Struggles International, Inc.	53,250	2,252,475
ICF International, Inc.	38,850	3,537,681
KBR, Inc.	204,700	8,097,932
Leidos Holdings, Inc.	65,200	6,603,456
Science Applications International Corp.	18,850	1,685,567

		26,977,675

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (B)	26,100	4,904,451
Newmark Group, Inc., Class A	84,000	903,000

		5,807,451

Road & Rail - 0.3%
AMERCO	4,900	2,923,487

Semiconductors & Semiconductor Equipment - 3.6%
AXT, Inc. (B)	87,800	865,708
Cohu, Inc. (B)	114,114	4,565,701

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor Corp. (B)	211,350	$ 5,285,863
MaxLinear, Inc. (B)	17,250	620,828
MKS Instruments, Inc.	20,000	3,582,200
NeoPhotonics Corp. (B)	110,350	1,032,876
Onto Innovation, Inc. (B)	43,500	2,980,620
Qorvo, Inc. (B)	22,274	4,191,299
Silicon Motion Technology Corp., ADR	77,000	5,530,140
Tower Semiconductor Ltd. (B)	101,000	2,858,300
Universal Display Corp.	7,200	1,610,568

		33,124,103

Software - 1.7%
CDK Global, Inc.	143,900	7,711,601
Progress Software Corp.	31,150	1,360,009
SS&C Technologies Holdings, Inc.	90,000	6,679,800

		15,751,410

Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A (B)	84,050	3,151,034
Academy Sports & Outdoors, Inc. (B)	21,850	673,199
American Eagle Outfitters, Inc. (A)	159,600	5,517,372
Foot Locker, Inc.	33,750	1,990,575
Hibbett Sports, Inc. (B)	27,700	2,200,765
O’Reilly Automotive, Inc. (B)	10,000	5,528,800
Ross Stores, Inc.	30,600	4,006,764
Urban Outfitters, Inc. (B)	90,800	3,259,720
Williams-Sonoma, Inc.	19,150	3,269,862

		29,598,091

Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp. (B)	151,126	6,914,014
Turtle Beach Corp. (B)	50,450	1,402,006

		8,316,020

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (B)	5,250	1,775,550
Steven Madden Ltd.	59,300	2,411,731

		4,187,281

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	91,200	2,149,584
TrustCo Bank Corp.	329,800	2,412,487
Washington Federal, Inc.	138,600	4,511,430

		9,073,501

Trading Companies & Distributors - 0.7%
AerCap Holdings NV (B)	111,172	6,475,769

Total Common Stocks (Cost $601,606,874)		881,095,356

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	3,202,695	3,202,695

Total Other Investment Company (Cost $3,202,695)		3,202,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2021, to be repurchased at $37,305,814 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $38,051,985.	$37,305,814	$ 37,305,814

Total Repurchase Agreement (Cost $37,305,814)		37,305,814

Total Investments (Cost $642,115,383)		921,603,865
Net Other Assets (Liabilities) - (0.6)%		(5,511,614)

Net Assets - 100.0%		$916,092,251

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$881,095,356	$—	$—	$881,095,356
Other Investment Company	3,202,695	—	—	3,202,695
Repurchase Agreement	—	37,305,814	—	37,305,814

Total Investments	$884,298,051	$37,305,814	$—	$921,603,865

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,137,105, collateralized by cash collateral of $3,202,695 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,216,341. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at April 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.9%
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	$125,000	$124,938
Helios Issuer LLC Series 2020-AA, Class A, 2.98%, 06/20/2047 (A)	241,640	250,550
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	221,962	227,609
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	91,901	92,582
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	63,330	63,638
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/09/2042 (A)	186,000	187,108
ServiceMaster Funding LLC Series 2020-1, Class A2II, 3.34%, 01/30/2051 (A)	124,688	128,719
SoFi Professional Loan Program LLC
Series 2016-C, Class B,
3.35% (B), 05/25/2037 (A)	100,000	101,746
Series 2016-D, Class B,
3.23% (B), 01/25/2039 (A)	100,000	102,389
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	84,465	85,456
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	264,173
Sunnova Sol II Issuer LLC Series 2020-2A, Class A, 2.73%, 11/01/2055 (A)	138,780	139,930
Sunrun Vulcan Issuer LLC Series 2021-1A, Class A, 2.46%, 01/30/2052 (A)	125,000	125,103
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	165,452	167,226
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	66,574	67,033
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	225,471	238,276
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	109,306	113,075
Vantage Data Centers LLC Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	180,000	179,252
Vivint Solar Financing VII LLC Series 2020-1A, Class A, 2.21%, 07/31/2051 (A)	243,831	242,476

Total Asset-Backed Securities (Cost $2,913,264)		2,901,279

CORPORATE DEBT SECURITIES - 46.8%
Auto Components - 0.4%
BorgWarner, Inc. 4.38%, 03/15/2045	90,000	97,098

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 10.8%
Bank of America Corp. Fixed until 10/22/2024, 2.46% (B), 10/22/2025	$ 440,000	$ 461,864
Barclays Bank PLC 10.18%, 06/12/2021 (A)	80,000	80,820
BNP Paribas SA 4.38%, 09/28/2025 (A)	200,000	222,603
Citigroup, Inc. Fixed until 05/15/2023, 1.68% (B), 05/15/2024	220,000	225,274
Huntington National Bank 3.55%, 10/06/2023	250,000	268,187
ING Groep NV Fixed until 07/01/2025, 1.40% (B), 07/01/2026 (A)	200,000	200,575
Intesa Sanpaolo SpA 3.38%, 01/12/2023 (A)	200,000	208,459
Natwest Group PLC Fixed until 05/22/2023, 2.36% (B), 05/22/2024	200,000	206,447
PNC Bank NA 4.05%, 07/26/2028	250,000	283,831
Standard Chartered PLC Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	204,000	205,479
US Bancorp 3.10%, 04/27/2026	250,000	270,762

		2,634,301

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	21,669
4.05%, 11/21/2039	20,000	22,366
Amgen, Inc. 3.13%, 05/01/2025	40,000	43,208
Gilead Sciences, Inc. 3.65%, 03/01/2026	20,000	22,067

		109,310

Capital Markets - 1.7%
Deutsche Bank AG 1.69%, 03/19/2026	265,000	265,886
Morgan Stanley Fixed until 10/21/2024, 0.86% (B), 10/21/2025	140,000	139,789

		405,675

Chemicals - 1.9%
Huntsman International LLC 4.50%, 05/01/2029	80,000	89,712
Orbia Advance Corp. SAB de CV 5.88%, 09/17/2044 (C)	200,000	234,810
PPG Industries, Inc. 2.55%, 06/15/2030	50,000	51,073
Sherwin-Williams Co. 4.50%, 06/01/2047	80,000	95,214

		470,809

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 5.00%, 09/01/2030	$ 106,000	$ 108,783
Waste Management, Inc. 3.13%, 03/01/2025	80,000	86,241

		195,024

Construction Materials - 0.8%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (A)	190,000	198,860

Consumer Finance - 0.7%
American Honda Finance Corp. 2.30%, 09/09/2026	90,000	94,475
Toyota Motor Credit Corp. 3.40%, 04/14/2025	70,000	76,601

		171,076

Containers & Packaging - 0.6%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	62,540
5.38%, 01/15/2028 (A)	88,000	91,701

		154,241

Diversified Financial Services - 0.6%
USAA Capital Corp. 2.13%, 05/01/2030 (A)	150,000	148,346

Diversified Telecommunication Services - 2.6%
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	200,000	201,360
Network i2i Ltd. Fixed until 01/15/2025 (D), 5.65% (B) (C)	200,000	212,500
Verizon Communications, Inc. 3.88%, 02/08/2029 (E)	200,000	225,049

		638,909

Electric Utilities - 2.5%
Duke Energy Carolinas LLC 3.95%, 11/15/2028	110,000	124,893
NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027 (E)	120,000	133,089
Niagara Mohawk Power Corp. 1.96%, 06/27/2030 (A)	70,000	67,589
Northern States Power Co. 2.60%, 06/01/2051	70,000	64,322
Pattern Energy Operations, LP / Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (A)	91,000	92,137
Southern Power Co. 0.90%, 01/15/2026	130,000	127,175

		609,205

Energy Equipment & Services - 0.9%
Investment Energy Resources Ltd. 6.25%, 04/26/2029 (A)	200,000	213,200

Equity Real Estate Investment Trusts - 5.1%
American Tower Corp. 3.60%, 01/15/2028	80,000	87,322
Crown Castle International Corp.
2.90%, 04/01/2041	80,000	74,424
3.30%, 07/01/2030	50,000	52,992
Digital Realty Trust, LP 3.70%, 08/15/2027	140,000	154,981

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc. 5.38%, 05/15/2027 (E)	$ 130,000	$ 139,676
Federal Realty Investment Trust 1.25%, 02/15/2026	84,000	83,662
HAT Holdings I LLC / HAT Holdings II LLC 6.00%, 04/15/2025 (A) (E)	197,000	208,574
Healthpeak Properties, Inc. 3.50%, 07/15/2029	90,000	97,668
SBA Tower Trust 3.45%, 03/15/2048 (A)	125,000	131,732
UDR, Inc. 3.10%, 11/01/2034	80,000	81,962
Ventas Realty, LP 3.50%, 02/01/2025	130,000	141,126

		1,254,119

Food & Staples Retailing - 2.4%
InRetail Consumer 3.25%, 03/22/2028 (A)	200,000	191,080
Kroger Co. 4.50%, 01/15/2029 (E)	150,000	174,959
Sysco Corp. 3.30%, 07/15/2026 - 02/15/2050	210,000	219,560

		585,599

Food Products - 0.9%
Danone SA 2.95%, 11/02/2026 (A)	200,000	214,848

Health Care Equipment & Supplies - 0.7%
Danaher Corp. 3.35%, 09/15/2025	80,000	87,665
Koninklijke Philips NV 6.88%, 03/11/2038	60,000	89,631

		177,296

Household Durables - 0.9%
Century Communities, Inc. 6.75%, 06/01/2027 (E)	56,000	60,258
D.R. Horton, Inc. 2.60%, 10/15/2025	70,000	74,044
Meritage Homes Corp. 5.13%, 06/06/2027	66,000	73,920

		208,222

Household Products - 0.7%
Kimberly-Clark Corp. 3.10%, 03/26/2030	80,000	86,608
Procter & Gamble Co. 2.45%, 11/03/2026 (E)	80,000	85,620

		172,228

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC 3.75%, 02/15/2031 (A) (E)	30,000	29,571

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc. 2.75%, 03/01/2030	110,000	112,699

Interactive Media & Services - 0.2%
Alphabet, Inc. 1.10%, 08/15/2030	40,000	37,096

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
International Business Machines Corp. 3.30%, 01/27/2027	$ 35,000	$ 38,356

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. 3.20%, 08/15/2027	120,000	130,701

Machinery - 0.3%
Xylem, Inc. 1.95%, 01/30/2028	80,000	80,386

Metals & Mining - 0.5%
Big River Steel LLC / BRS Finance Corp. 6.63%, 01/31/2029 (A)	112,000	120,960

Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 3.35%, 04/01/2030	110,000	118,831
Public Service Co. of Colorado 4.10%, 06/15/2048	110,000	128,090

		246,921

Personal Products - 1.3%
Natura Cosmeticos SA 4.13%, 05/03/2028 (A) (F)	200,000	202,754
Unilever Capital Corp. 2.00%, 07/28/2026	100,000	104,048

		306,802

Pharmaceuticals - 2.9%
AstraZeneca PLC 4.00%, 01/17/2029	60,000	67,768
Bausch Health Cos., Inc. 5.25%, 01/30/2030 (A) (E)	189,000	189,945
Eli Lilly & Co. 2.75%, 06/01/2025	40,000	42,704
GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	40,000	44,215
Merck & Co., Inc. 3.70%, 02/10/2045	40,000	44,444
Pfizer, Inc. 4.20%, 09/15/2048	40,000	47,383
Sanofi 3.38%, 06/19/2023	40,000	42,497
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	200,000	237,688

		716,644

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp. 3.73%, 12/08/2047	140,000	152,238
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030 (A)	50,000	53,440

		205,678

Software - 0.6%
Microsoft Corp. 3.30%, 02/06/2027	130,000	144,144

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc. 3.00%, 06/20/2027	130,000	142,599
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	70,000	83,469
6.20%, 07/15/2030 (A)	70,000	87,922

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	$ 40,000	$ 45,602

		359,592

Trading Companies & Distributors - 0.4%
Boise Cascade Co. 4.88%, 07/01/2030 (A)	92,000	97,520

Water Utilities - 0.5%
American Water Capital Corp. 3.45%, 06/01/2029	110,000	120,498

Total Corporate Debt Securities (Cost $11,642,614)		11,405,934

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Chile - 0.7%
Chile Government International Bond 3.63%, 10/30/2042 (E)	150,000	159,154

Panama - 0.3%
Panama Government International Bond 6.70%, 01/26/2036	53,000	71,074

Uruguay - 0.5%
Uruguay Government International Bond 4.38%, 10/27/2027	113,000	129,104

Total Foreign Government Obligations (Cost $396,869)		359,332

LOAN ASSIGNMENTS - 0.9%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc. Term Loan B, TBD, 05/30/2025 (F) (G)	40,336	40,330

Communications Equipment - 0.4%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 4.36% (B), 12/15/2027	90,000	90,070

Machinery - 0.3%
Vertiv Group Corp. Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (B), 03/02/2027	89,549	89,018

Total Loan Assignments (Cost $217,792)		219,418

MORTGAGE-BACKED SECURITIES - 9.6%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E, 1-Month LIBOR + 2.12%, 2.23% (B), 09/15/2034 (A)	145,000	143,181
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (A)	200,000	204,972
Benchmark Mortgage Trust Series 2020-IG3, Class B, 3.39% (B), 09/15/2048 (A)	175,000	181,871
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 1.87% (B), 12/15/2037 (A)	115,000	115,067

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DOLP Trust Series 2021-NYC, Class C, 3.53%, 05/10/2041 (A)	$ 250,000	$ 258,686
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (B), 09/10/2035 (A)	143,000	155,521
Grace Trust Series 2020-GRCE, Class D, 2.77% (B), 12/10/2040 (A)	250,000	240,295
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A,
3.40%, 06/05/2039 (A)	80,000	86,968
Series 2019-OSB, Class C,
3.75% (B), 06/05/2039 (A)	174,000	187,304
Manhattan West Mortgage Trust Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	185,000	187,295
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 09/15/2054 (A)	160,000	163,035
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	222,076	232,546
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (A)	170,000	184,536

Total Mortgage-Backed Securities (Cost $2,354,973)		2,341,277

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	255,962
3.90%, 04/25/2028	418,000	484,229
Federal National Mortgage Association 0.88%, 08/05/2030	239,000	222,532
Uniform Mortgage-Backed Security
2.00%, TBA (F)	1,100,000	1,110,183
2.50%, TBA (F)	2,180,000	2,264,021

Total U.S. Government Agency Obligations (Cost $4,348,914)		4,336,927

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 5.4%
U.S. Treasury - 5.4%
U.S. Treasury Bond 1.25%, 05/15/2050	$ 1,702,000	$ 1,318,252

Total U.S. Government Obligation (Cost $1,720,382)		1,318,252

COMMERCIAL PAPER - 14.3%
Banks - 5.1%
DNB Bank ASA 0.14% (H), 07/07/2021	250,000	249,960
National Australia Bank Ltd. 0.14% (H), 05/04/2021	1,000,000	999,994

		1,249,954

Consumer Finance - 4.1%
American Honda Finance Corp. 0.22% (H), 06/21/2021	1,000,000	999,701

Health Care Providers & Services - 3.1%
Roche Holdings, Inc. 0.10% (H), 05/21/2021	750,000	749,978

Household Products - 1.0%
Proctor Gamble & Co. 0.05% (H), 07/22/2021	250,000	249,974

Pharmaceuticals - 1.0%
Merck & Co., Inc. 0.06% (H), 05/07/2021	250,000	249,998

Total Commercial Paper (Cost $3,499,541)		3,499,605

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (H)	453,480	453,480

Total Other Investment Company (Cost $453,480)		453,480

Total Investments (Cost $27,547,829)		26,835,504
Net Other Assets (Liabilities) - (10.1)%		(2,465,406)

Net Assets - 100.0%		$24,370,098

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,901,279	$—	$2,901,279
Corporate Debt Securities	—	11,405,934	—	11,405,934
Foreign Government Obligations	—	359,332	—	359,332
Loan Assignments	—	219,418	—	219,418
Mortgage-Backed Securities	—	2,341,277	—	2,341,277
U.S. Government Agency Obligations	—	4,336,927	—	4,336,927
U.S. Government Obligation	—	1,318,252	—	1,318,252
Commercial Paper	—	3,499,605	—	3,499,605
Other Investment Company	453,480	—	—	453,480

Total Investments	$453,480	$26,382,024	$—	$26,835,504

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $8,646,680, representing 35.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $447,310, representing 1.8% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,246,415, collateralized by cash collateral of $453,480 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $818,963. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	All or a portion of the security represents an unsettled loan commitment at April 30, 2021 where the rate will be determined at time of settlement.
(H)	Rates disclosed reflect the yields at April 30, 2021.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Banks - 9.9%
Citizens Financial Group, Inc.	108,282	$5,011,291
First Republic Bank	43,363	7,945,836
Huntington Bancshares, Inc.	630,143	9,653,791
US Bancorp	195,751	11,617,822

		34,228,740

Biotechnology - 3.0%
Gilead Sciences, Inc.	163,359	10,368,396

Capital Markets - 9.0%
CME Group, Inc.	46,884	9,470,099
State Street Corp.	129,399	10,863,046
T. Rowe Price Group, Inc.	58,828	10,541,978

		30,875,123

Chemicals - 3.8%
Air Products & Chemicals, Inc.	23,942	6,906,788
Albemarle Corp.	35,830	6,025,531

		12,932,319

Commercial Services & Supplies - 2.4%
Republic Services, Inc.	78,825	8,379,098

Communications Equipment - 2.4%
Cisco Systems, Inc.	162,331	8,264,271

Containers & Packaging - 1.3%
Packaging Corp. of America	30,374	4,484,721

Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	166,672	9,631,975

Electrical Equipment - 7.2%
Eaton Corp. PLC	43,973	6,285,061
Emerson Electric Co.	110,969	10,041,585
Schneider Electric SE, ADR (A)	261,512	8,330,464

		24,657,110

Equity Real Estate Investment Trusts - 2.4%
American Tower Corp.	16,267	4,144,343
Digital Realty Trust, Inc.	26,802	4,135,817

		8,280,160

Food & Staples Retailing - 1.6%
Kroger Co.	152,070	5,556,638

Food Products - 1.2%
Kellogg Co.	68,701	4,288,316

Household Durables - 2.3%
Garmin Ltd.	58,204	7,987,917

Household Products - 4.1%
Clorox Co.	19,339	3,529,367
Colgate-Palmolive Co.	69,661	5,621,643
Kimberly-Clark Corp.	37,015	4,934,840

		14,085,850

Insurance - 4.1%
Cincinnati Financial Corp.	70,781	7,975,603
Progressive Corp.	59,734	6,017,603

		13,993,206

IT Services - 1.9%
Automatic Data Processing, Inc.	34,941	6,533,618

Leisure Products - 1.4%
Hasbro, Inc.	49,713	4,943,958

	Shares	Value
COMMON STOCKS (continued)
Machinery - 5.6%
Cummins, Inc.	41,938	$ 10,570,053
Xylem, Inc.	78,744	8,713,024

		19,283,077

Media - 1.8%
Omnicom Group, Inc.	77,210	6,351,295

Metals & Mining - 3.7%
Steel Dynamics, Inc.	236,333	12,813,975

Multiline Retail - 2.7%
Target Corp.	44,913	9,308,668

Pharmaceuticals - 4.8%
AstraZeneca PLC, ADR (A)	142,079	7,540,133
Merck & Co., Inc.	123,166	9,175,867

		16,716,000

Road & Rail - 2.0%
Union Pacific Corp.	30,956	6,875,018

Semiconductors & Semiconductor Equipment - 7.7%
Broadcom, Inc.	20,193	9,212,047
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,007	9,456,757
Texas Instruments, Inc.	44,292	7,995,149

		26,663,953

Software - 3.2%
Microsoft Corp.	44,310	11,174,096

Specialty Retail - 2.3%
Best Buy Co., Inc.	66,727	7,758,348

Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands, Inc.	332,541	7,003,313

Water Utilities - 2.2%
Essential Utilities, Inc.	160,771	7,577,137

Total Common Stocks (Cost $303,987,217)		341,016,296

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	75,894	75,894

Total Other Investment Company (Cost $75,894)		75,894

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2021, to be repurchased at $4,121,264 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $4,203,786.	$4,121,264	4,121,264

Total Repurchase Agreement (Cost $4,121,264)		4,121,264

Total Investments (Cost $308,184,375)		345,213,454
Net Other Assets (Liabilities) - (0.0)% (B)		(10,449)

Net Assets - 100.0%		$345,203,005

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$341,016,296	$—	$—	$341,016,296
Other Investment Company	75,894	—	—	75,894
Repurchase Agreement	—	4,121,264	—	4,121,264

Total Investments	$341,092,190	$4,121,264	$—	$345,213,454

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,534,801, collateralized by cash collateral of $75,894 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,626,302. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at April 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.4%
Allegro CLO II-S Ltd. Series 2014-1RA, Class D, 3-Month LIBOR + 5.75%, 5.94% (A), 10/21/2028 (B)	$8,050,000	$7,496,265
AMMC CLO 19 Ltd. Series 2016-19A, Class E, 3-Month LIBOR + 7.00%, 7.18% (A), 10/15/2028 (B)	5,250,000	5,199,374
AMMC CLO XIII Ltd. Series 2013-13A, Class B2L1, 3-Month LIBOR + 6.44%, 6.62% (A), 07/24/2029 (B)	1,316,000	1,264,279
Arbour CLO IV DAC Series 4A, Class DRR, 3-Month EURIBOR + 3.10%, 3.10% (A), 04/15/2034 (B)	EUR 5,000,000	5,954,731
Ares XXVII CLO Ltd. Series 2013-2A, Class ER, 3-Month LIBOR + 6.50%, 6.68% (A), 07/28/2029 (B)	$1,764,000	1,737,531
Ares XXXIIR CLO Ltd. Series 2014-32RA, Class E, 3-Month LIBOR + 8.40%, 8.59% (A), 05/15/2030 (B)	3,400,000	3,124,318
Ares XXXVII CLO Ltd.
Series 2015-4A, Class DR,
3-Month LIBOR + 6.15%, 6.33% (A), 10/15/2030 (B)	2,000,000	1,949,968
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 7.45% (A), 10/15/2030 (B)	4,000,000	3,602,332
Atrium IX Series 9A, Class ER, 3-Month LIBOR + 6.45%, 6.64% (A), 05/28/2030 (B)	5,300,000	5,232,743
Atrium XII Series 12A, Class ER, 3-Month LIBOR + 5.25%, 5.43% (A), 04/22/2027 (B)	3,000,000	2,948,124
Avery Point VI CLO Ltd.
Series 2015-6A, Class E1,
3-Month LIBOR + 5.50%, 5.70% (A), 08/05/2027 (B)	2,000,000	1,863,688
Series 2015-6A, Class E2,
3-Month LIBOR + 6.00%, 6.20% (A), 08/05/2027 (B)	1,000,000	953,536
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 7.00% (A), 08/05/2027 (B)	3,000,000	2,599,656
Avery Point VII CLO Ltd. Series 2015-7A, Class E, 3-Month LIBOR + 6.60%, 6.78% (A), 01/15/2028 (B)	2,500,000	2,430,758
Babson CLO Ltd.
Series 2015-2A, Class ER,
3-Month LIBOR + 6.45%, 6.64% (A), 10/20/2030 (B)	2,500,000	2,448,773
Series 2015-IA, Class ER,
3-Month LIBOR + 5.50%, 5.69% (A), 01/20/2031 (B)	3,000,000	2,731,020

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO Ltd. Series 2016-2A, Class E, 3-Month LIBOR + 7.04%, 7.22% (A), 01/15/2029 (B)	$ 3,950,000	$ 3,949,818
Bain Capital Euro DAC Series 2018-2X, Class D, 3-Month EURIBOR + 3.20%, 3.20% (A), 01/20/2032 (C)	EUR 4,750,000	5,654,379
Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class DR, 3-Month LIBOR + 6.55%, 6.73% (A), 07/15/2029 (B)	$600,000	547,010
BlackRock European CLO VI DAC Series 6X, Class DE, 3-Month EURIBOR + 3.10%, 3.10% (A), 07/15/2032 (C)	EUR 800,000	966,213
Carlyle Global Market Strategies CLO DAC Series 2020-1X, Class C, 3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2033 (C)	2,175,000	2,590,470
CIFC European Funding CLO I DAC Series 1X, Class D, 3-Month EURIBOR + 3.85%, 3.85% (A), 07/15/2032 (C)	2,250,000	2,723,586
CIFC Funding Ltd.
Series 2013-1A, Class DR,
3-Month LIBOR + 6.65%, 6.83% (A), 07/16/2030 (B)	$1,000,000	993,027
Series 2014-3A, Class ER2,
3-Month LIBOR + 6.10%, 6.28% (A), 10/22/2031 (B)	4,250,000	4,213,561
Series 2014-4RA, Class D,
3-Month LIBOR + 5.70%, 5.89% (A), 10/17/2030 (B)	5,500,000	5,252,027
Dryden 30 Senior Loan Fund Series 2013-30A, Class ER, 3-Month LIBOR + 5.75%, 5.94% (A), 11/15/2028 (B)	5,000,000	4,874,370
Dryden 55 CLO Ltd. Series 2018-55A, Class F, 3-Month LIBOR + 7.20%, 7.38% (A), 04/15/2031 (B)	3,000,000	2,658,498
Jubilee CDO BV Series 2018-21A, Class DR, 3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2035 (B)	EUR 7,000,000	8,432,520
Jubilee CLO BV Series 2014-11X, Class DR, 3-Month EURIBOR + 3.30%, 3.30% (A), 04/15/2030 (C)	400,000	466,321
Laurelin DAC Series 2016-1X, Class DR, 3-Month EURIBOR + 3.42%, 3.42% (A), 10/20/2031 (C)	5,250,000	6,302,248
LCM XXIII Ltd. Series 23A, Class D, 3-Month LIBOR + 7.05%, 7.24% (A), 10/20/2029 (B)	$1,000,000	908,555

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding X Ltd. Series 2012-10A, Class ER2, 3-Month LIBOR + 6.40%, 6.59% (A), 01/20/2029 (B)	$ 8,300,000	$ 8,187,319
Madison Park Funding XIV Ltd. Series 2014-14A, Class ER, 3-Month LIBOR + 5.80%, 5.98% (A), 10/22/2030 (B)	3,100,000	2,970,231
Madison Park Funding XVI Ltd. Series 2015-16A, Class E, 3-Month LIBOR + 5.90%, 6.09% (A), 04/20/2026 (B)	2,880,000	2,722,504
Madison Park Funding XVII Ltd. Series 2015-17A, Class ER, 3-Month LIBOR + 6.50%, 6.69% (A), 07/21/2030 (B)	925,000	916,120
Madison Park Funding XX Ltd. Series 2016-20A, Class ER, 3-Month LIBOR + 5.30%, 5.48% (A), 07/27/2030 (B)	1,375,000	1,295,111
Madison Park Funding XXVI Ltd. Series 2007-4A, Class ER, 3-Month LIBOR + 6.50%, 0.00% (A), 07/29/2030 (B)	2,000,000	1,990,264
Man GLG Euro CLO I DAC Series 1X, Class DRR, 3-Month EURIBOR + 2.45%, 2.45% (A), 10/15/2030 (C)	EUR 1,500,000	1,716,953
Man GLG Euro CLO V DAC Series 5X, Class D1, 3-Month EURIBOR + 3.55%, 3.55% (A), 12/15/2031 (C)	500,000	594,286
Neuberger Berman Loan Advisers CLO Series 2021-1X, Class D, 3-Month EURIBOR + 3.00%, 3.00% (A), 04/17/2034 (C)	575,000	685,945
OAK Hill European Credit Partners VI DAC Series 2017-6X, Class D, 3-Month EURIBOR + 2.35%, 2.35% (A), 01/20/2032 (C)	1,500,000	1,759,322
OCP CLO DAC Series 2017-2X, Class D, 3-Month EURIBOR + 2.75%, 2.75% (A), 01/15/2032 (C)	2,300,000	2,737,243
Octagon Investment Partners 18-R Ltd. Series 2018-18A, Class E, 3-Month LIBOR + 8.25%, 8.43% (A), 04/16/2031 (B)	$2,625,000	2,407,382
Sculptor European CLO I DAC Series 1A, Class DRR, 3-Month EURIBOR + 3.50%, 3.50% (A), 04/18/2034 (B)	EUR 6,500,000	7,825,251
St. Paul’s CLO IX DAC Series 9X, Class D, 3-Month EURIBOR + 2.50%, 2.50% (A), 11/15/2030 (C)	2,900,000	3,387,186

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO I DAC Series 1X, Class D, 3-Month EURIBOR + 2.50%, 2.50% (A), 10/15/2030 (C)	EUR 1,500,000	$ 1,782,865
Voya CLO Ltd.
Series 2015-1A, Class DR,
3-Month LIBOR + 5.65%, 5.84% (A), 01/18/2029 (B)	$3,000,000	2,662,899
Series 2015-2A, Class ER,
3-Month LIBOR + 5.40%, 5.57% (A), 07/23/2027 (B)	3,000,000	2,817,510
Series 2016-2A, Class DR,
3-Month LIBOR + 7.11%, 7.30% (A), 07/19/2028 (B)	2,000,000	1,957,242
Series 2016-4A, Class E2,
3-Month LIBOR + 6.65%, 6.84% (A), 07/20/2029 (B)	1,088,000	1,064,687

Total Asset-Backed Securities (Cost $152,934,041)		151,550,019

CONVERTIBLE BOND - 0.0% (D)
Energy Equipment & Services - 0.0% (D)
Hi-Crush, Inc. PIK Rate 10.00%, Cash Rate 8.00%, 04/09/2026 (E) (F) (G) (H)	482,715	482,715

Total Convertible Bond (Cost $440,804)		482,715

CORPORATE DEBT SECURITIES - 67.1%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.85%, 12/15/2025 (B)	223,000	245,909
Embraer Finance BV
5.40%, 02/01/2027	1,430,000	1,503,609
6.95%, 01/17/2028 (B)	350,000	394,160
Lockheed Martin Corp. 3.10%, 01/15/2023	647,000	673,854
Moog, Inc. 4.25%, 12/15/2027 (B)	1,347,000	1,384,043
Spirit AeroSystems, Inc. 7.50%, 04/15/2025 (B)	1,391,000	1,488,370
Teledyne Technologies, Inc. 2.75%, 04/01/2031	636,000	641,456

		6,331,401

Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc. 4.75%, 02/01/2028 (B)	1,325,000	1,356,787
FedEx Corp.
0.95%, 05/04/2033 (I)	EUR 675,000	802,186
2.40%, 05/15/2031	$117,000	115,867
FedEx Corp. Pass-Through Trust 1.88%, 08/20/2035	205,359	201,429
United Parcel Service, Inc. 3.90%, 04/01/2025 (J)	107,000	118,907

		2,595,176

Airlines - 0.5%
American Airlines, Inc. 11.75%, 07/15/2025 (B)	2,540,000	3,181,350

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (B)	$ 389,997	$ 409,497
5.75%, 04/20/2029 (B)	312,000	334,308
Controladora Mabe SA de CV 5.60%, 10/23/2028 (C)	1,350,000	1,576,800
Delta Air Lines, Inc. 7.00%, 05/01/2025 (B)	426,000	495,197
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026 (B)	935,212	987,817
United Airlines Holdings, Inc. 4.88%, 01/15/2025 (J)	312,000	316,485
United Airlines, Inc.
4.38%, 04/15/2026 (B)	676,000	701,499
4.63%, 04/15/2029 (B)	229,000	237,977

		8,240,930

Auto Components - 0.0% (D)
Dana, Inc. 5.38%, 11/15/2027	750,000	798,353

Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043	2,923,000	2,953,107
6.63%, 10/01/2028	2,096,000	2,460,704
7.45%, 07/16/2031	209,000	268,826
8.50%, 04/21/2023	615,000	688,800
KIA Corp. 1.00%, 04/16/2024 (B)	114,000	114,588
Nissan Motor Co. Ltd. 3.04%, 09/15/2023 (B)	200,000	209,229
RCI Banque SA 1.75%, 04/10/2026 (C)	EUR 620,000	788,381

		7,483,635

Banks - 10.6%
ADCB Finance Cayman Ltd.
4.00%, 03/29/2023 (C)	$1,600,000	1,694,000
4.50%, 03/06/2023 (C)	600,000	636,000
Akbank T.A.S.
5.13%, 03/31/2025 (C)	400,000	397,192
6.80%, 02/06/2026 (B)	885,000	914,842
Al Ahli Bank of Kuwait KSCP 3.50%, 04/05/2022 (C)	1,000,000	1,023,750
Australia & New Zealand Banking Group Ltd. Fixed until 06/15/2026 (K), 6.75% (A) (B) (J)	563,000	658,992
Banco de Bogota SA 6.25%, 05/12/2026 (C)	2,000,000	2,232,000
Banco de Credito e Inversiones SA 3.50%, 10/12/2027 (C) (J)	1,500,000	1,597,515
Banco de Sabadell SA
Fixed until 03/11/2026, 1.13% (A), 03/11/2027 (C) (J)	EUR 700,000	866,238
1.75%, 05/10/2024 (C)	600,000	746,926
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 4.38%, 04/11/2027 (C)	$1,500,000	1,603,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander 5.38%, 04/17/2025 (B)	$ 284,000	$ 319,974
Banco Santander SA
1.38%, 01/05/2026 (C)	EUR 1,000,000	1,262,692
2.71%, 06/27/2024	$200,000	211,165
Bank of America Corp.
Fixed until 05/19/2023, 1.49% (A), 05/19/2024	324,000	329,432
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	307,000	322,255
Fixed until 10/24/2050, 2.83% (A), 10/24/2051	1,097,000	1,008,082
Fixed until 04/22/2041, 3.31% (A), 04/22/2042	563,000	574,428
Fixed until 03/13/2051, 3.48% (A), 03/13/2052	318,000	325,470
Fixed until 03/31/2028, 3.65% (A), 03/31/2029 (C)	EUR 1,170,000	1,701,223
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	$2,152,000	2,371,653
Fixed until 03/20/2050, 4.08% (A), 03/20/2051	1,443,000	1,613,822
6.11%, 01/29/2037	2,132,000	2,861,017
Bank of China Ltd. 5.00%, 11/13/2024 (C)	1,000,000	1,116,227
Bank of Montreal 2.05%, 11/01/2022	409,000	419,769
Bank of Nova Scotia Fixed until 06/04/2025 (K), 4.90% (A)	2,187,000	2,348,182
BankUnited, Inc.
4.88%, 11/17/2025	79,000	89,669
5.13%, 06/11/2030	5,112,000	5,797,900
Barclays PLC
Fixed until 06/09/2024, 0.75% (A), 06/09/2025 (C)	EUR 950,000	1,160,647
Fixed until 09/23/2030, 3.56% (A), 09/23/2035	$1,406,000	1,431,856
Fixed until 12/15/2025 (K), 6.13% (A)	2,500,000	2,764,550
Fixed until 03/15/2022 (K), 7.88% (A) (C)	4,000,000	4,200,000
Fixed until 06/15/2024 (K), 8.00% (A)	2,963,000	3,363,005
BNP Paribas SA
Fixed until 09/01/2027, 0.50% (A), 09/01/2028 (C)	EUR 900,000	1,076,312
Fixed until 01/13/2026, 1.32% (A), 01/13/2027 (B)	$464,000	456,809
Fixed until 04/19/2031, 2.87% (A), 04/19/2032 (B)	1,364,000	1,373,215
Fixed until 03/14/2022 (K), 6.75% (A) (B)	3,305,000	3,426,888
CaixaBank SA 1.38%, 06/19/2026 (C)	EUR 900,000	1,126,437

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023	$143,000	$ 142,684
0.95%, 10/23/2025 (J)	102,000	101,489
2.25%, 01/28/2025	241,000	251,668
CBQ Finance Ltd. 5.00%, 05/24/2023 (C)	1,900,000	2,056,750
Citigroup, Inc.
Fixed until 05/01/2024, 0.98% (A), 05/01/2025 (I)	122,000	122,353
Fixed until 01/29/2030, 2.67% (A), 01/29/2031	899,000	911,069
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	305,000	326,693
4.45%, 09/29/2027	169,000	191,802
4.65%, 07/23/2048	982,000	1,220,394
4.75%, 05/18/2046	344,000	417,173
5.30%, 05/06/2044	773,000	992,926
6.00%, 10/31/2033	883,000	1,147,135
Citizens Financial Group, Inc. 2.64%, 09/30/2032 (B)	201,000	197,847
Cooperatieve Rabobank UA Fixed until 09/24/2025, 1.00% (A), 09/24/2026 (B)	350,000	346,839
Credit Agricole SA
0.13%, 12/09/2027 (J)	EUR 900,000	1,059,830
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	$250,000	254,690
2.81%, 01/11/2041 (B)	853,000	776,791
Fixed until 01/23/2024 (K), 7.88% (A) (B) (J)	4,000,000	4,520,000
Fixed until 12/23/2025 (K), 8.13% (A) (B)	1,553,000	1,881,071
Danske Bank A/S
Fixed until 02/12/2025, 1.38% (A), 02/12/2030 (C)	EUR 1,140,000	1,395,879
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$210,000	223,805
Fixed until 06/26/2025 (K), 7.00% (A) (C)	500,000	565,075
DBS Group Holdings Ltd. Fixed until 02/27/2025 (K), 3.30% (A) (C)	3,500,000	3,584,630
First Abu Dhabi Bank PJSC 3.00%, 03/30/2022 (C)	1,000,000	1,023,550
First Horizon Bank 5.75%, 05/01/2030	1,443,000	1,753,602
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	202,000	200,437
Fixed until 03/30/2025 (K), 6.38% (A)	3,000,000	3,321,300
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	321,000	321,923
Fixed until 11/16/2026 (K), 5.75% (A)	2,050,000	2,259,900
Fixed until 04/16/2025 (K), 6.50% (A)	1,500,000	1,667,850

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 09/16/2023, 0.65% (A), 09/16/2024	$ 216,000	$ 216,322
Fixed until 04/22/2026, 1.58% (A), 04/22/2027	177,000	177,663
Fixed until 05/18/2027, 1.64% (A), 05/18/2028 (C)	EUR 620,000	800,150
Fixed until 03/13/2025, 2.01% (A), 03/13/2026	$480,000	494,985
Fixed until 11/19/2040, 2.53% (A), 11/19/2041	4,876,000	4,447,246
Fixed until 04/22/2051, 3.33% (A), 04/22/2052	1,744,000	1,743,886
Fixed until 04/30/2024 (K), 6.13% (A) (J)	635,000	690,975
Lloyds Banking Group PLC
Fixed until 06/27/2026 (K), 6.75% (A)	1,881,000	2,143,174
Fixed until 06/27/2024 (K), 7.50% (A)	2,300,000	2,598,701
Malayan Banking Bhd. Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (C)	1,200,000	1,213,644
Metropolitan Bank & Trust Co. 2.13%, 01/15/2026 (C) (J)	1,900,000	1,932,864
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	298,000	309,384
2.56%, 02/25/2030	2,300,000	2,337,358
3.20%, 07/18/2029	3,500,000	3,725,550
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	418,000	437,363
Fixed until 07/16/2029, 3.15% (A), 07/16/2030	2,000,000	2,116,501
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024	250,000	249,137
2.15%, 10/07/2022 (B)	329,000	337,392
Natwest Group PLC
Fixed until 03/02/2025, 1.75% (A), 03/02/2026 (C)	EUR 1,150,000	1,458,903
Fixed until 05/22/2023, 2.36% (A), 05/22/2024	$281,000	290,058
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	529,000	515,828
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	287,000	313,035
Fixed until 12/29/2025 (K), 6.00% (A)	1,875,000	2,074,125
NatWest Markets PLC 2.38%, 05/21/2023 (B) (J)	515,000	534,902
Nordea Bank Abp Fixed until 03/26/2026 (K), 6.63% (A) (B)	2,721,000	3,148,197
Oversea-Chinese Banking Corp. Ltd. 4.25%, 06/19/2024 (C)	1,300,000	1,418,850
Philippine National Bank 3.28%, 09/27/2024 (C)	1,000,000	1,051,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Powszechna Kasa Oszczednosci Bank Polski SA via PKO Finance AB 4.63%, 09/26/2022 (C)	$ 1,750,000	$ 1,835,295
QNB Finance Ltd.
2.13%, 09/07/2021 (C)	1,250,000	1,255,589
3.50%, 03/28/2024 (C)	550,000	585,860
Santander Holdings USA, Inc. 3.24%, 10/05/2026	82,000	87,428
Shinhan Bank Co. Ltd. 3.88%, 03/24/2026 (C)	2,200,000	2,409,748
Signature Bank Fixed until 10/15/2025, 4.00% (A), 10/15/2030	329,000	340,639
Skandinaviska Enskilda Banken AB Fixed until 05/28/2021, 2.50% (A), 05/28/2026 (C)	EUR 2,050,000	2,468,831
Societe Generale SA
3.63%, 03/01/2041 (B)	$351,000	339,546
Fixed until 11/18/2030 (K), 5.38% (A) (B)	1,765,000	1,835,600
Fixed until 12/18/2023 (K), 7.88% (A) (B) (J)	2,000,000	2,238,500
Standard Chartered PLC
Fixed until 07/02/2026, 0.90% (A), 07/02/2027 (C)	EUR 1,240,000	1,534,291
Fixed until 11/18/2030, 3.27% (A), 02/18/2036 (B)	$1,038,000	1,024,626
Fixed until 04/02/2022 (K), 7.50% (A) (B)	3,488,000	3,633,484
Sumitomo Mitsui Financial Group, Inc. 2.13%, 07/08/2030	2,000,000	1,966,074
Sumitomo Mitsui Trust Bank Ltd. 0.85%, 03/25/2024 (B)	393,000	393,950
SVB Financial Group Fixed until 02/15/2031 (K), 4.10% (A) (J)	1,378,000	1,388,335
Synovus Bank Fixed until 02/10/2022, 2.29% (A), 02/10/2023	271,000	273,492
Texas Capital Bancshares, Inc. Fixed until 05/06/2026, 4.00% (A), 05/06/2031	177,000	178,328
Turkiye Sinai Kalkinma Bankasi AS 5.88%, 01/14/2026 (B)	380,000	373,426
UniCredit SpA
Fixed until 06/16/2025, 1.25% (A), 06/16/2026 (C)	EUR 620,000	769,037
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	$350,000	352,755
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	3,012,000	3,238,013
United Overseas Bank Ltd.
Fixed until 09/16/2021, 3.50% (A), 09/16/2026 (C)	1,300,000	1,311,401
Fixed until 10/19/2023 (K), 3.88% (A) (C)	3,500,000	3,610,005
Wells Fargo & Co.
1.63%, 06/02/2025 (C)	EUR 625,000	795,757

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	$268,000	$ 275,730
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	1,796,000	1,771,586
4.30%, 07/22/2027	873,000	989,949
4.65%, 11/04/2044	2,448,000	2,855,704
Woori Bank 5.13%, 08/06/2028 (C)	1,900,000	2,205,319
Zions Bancorp NA 3.25%, 10/29/2029	2,391,000	2,481,483

		170,257,626

Beverages - 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	4,823,000	5,755,742
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	1,079,000	1,235,586
4.75%, 01/23/2029	140,000	164,223
Coca-Cola Co.
0.95%, 05/06/2036 (I)	EUR 643,000	768,898
1.00%, 03/09/2041	670,000	774,012
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032	$273,000	253,522
Heineken NV 3.50%, 01/29/2028 (B)	395,000	432,966
Keurig Dr. Pepper, Inc. 4.50%, 11/15/2045	631,000	736,516
PepsiCo, Inc.
2.25%, 03/19/2025	164,000	173,131
2.88%, 10/15/2049	1,975,000	1,923,161

		12,217,757

Biotechnology - 0.4%
AbbVie, Inc.
0.75%, 11/18/2027	EUR 650,000	801,640
4.05%, 11/21/2039	$1,326,000	1,482,845
4.25%, 11/21/2049	1,396,000	1,586,001
4.50%, 05/14/2035	512,000	601,973
Amgen, Inc.
3.15%, 02/21/2040	515,000	515,709
5.15%, 11/15/2041	552,000	705,658
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	173,000	161,014
2.80%, 09/15/2050	657,000	570,748

		6,425,588

Building Products - 0.4%
Carrier Global Corp. 3.38%, 04/05/2040	1,476,000	1,487,819
Griffon Corp. 5.75%, 03/01/2028	1,754,000	1,872,395
Masco Corp. 3.13%, 02/15/2051	502,000	477,927
Owens Corning 4.30%, 07/15/2047	142,000	158,764
Standard Industries, Inc. 3.38%, 01/15/2031 (B)	1,420,000	1,327,203
Whirlpool Finance SARL 0.50%, 02/20/2028 (J)	EUR 685,000	814,408

		6,138,516

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 3.0%
Altice France Holding SA 6.00%, 02/15/2028 (B)	$1,420,000	$ 1,410,407
Ameriprise Financial, Inc. 3.00%, 03/22/2022	157,000	160,802
Aretec Escrow Issuer, Inc. 7.50%, 04/01/2029 (B)	1,400,000	1,434,580
Bank of New York Mellon Corp. Fixed until 09/20/2025 (K), 4.70% (A) (J)	1,667,000	1,837,867
Beijing State-Owned Assets Management Hong Kong Co. Ltd. 4.13%, 05/26/2025 (C)	3,048,000	3,260,126
Charles Schwab Corp.
3.85%, 05/21/2025	420,000	466,664
Fixed until 06/01/2025 (K), 5.38% (A)	2,270,000	2,524,013
Credit Suisse Group AG
Fixed until 02/11/2027 (K), 5.25% (A) (B)	1,667,000	1,731,596
Fixed until 07/17/2023 (K), 7.50% (A) (B)	1,745,000	1,866,801
Fixed until 12/11/2023 (K), 7.50% (A) (B) (J)	1,700,000	1,870,000
Deutsche Bank AG
1.75%, 01/17/2028 (C)	EUR 1,000,000	1,264,638
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	$152,000	155,945
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	949,000	994,078
Goldman Sachs Group, Inc.
1.63%, 07/27/2026 (C)	EUR 1,390,000	1,782,163
Fixed until 04/22/2041, 3.21% (A), 04/22/2042	$467,000	470,990
3.50%, 11/16/2026	177,000	193,144
3.80%, 03/15/2030	150,000	166,500
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	1,001,000	1,130,450
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	2,451,000	2,880,043
6.75%, 10/01/2037	1,048,000	1,484,213
Huarong Finance Co. Ltd.
Fixed until 11/07/2022 (K), 4.00% (A) (C)	2,750,000	1,753,125
4.95%, 11/07/2047 (C)	1,000,000	700,000
Huarong Finance II Co. Ltd. 5.00%, 11/19/2025 (C)	2,800,000	2,170,000
Intercontinental Exchange, Inc. 3.00%, 06/15/2050	377,000	349,876
JAB Holdings BV 2.50%, 06/25/2029 (C)	EUR 1,000,000	1,358,826
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	$725,000	724,094
4.63%, 11/15/2027 (B)	410,000	427,425
Mirae Asset Daewoo Co. Ltd. 2.63%, 07/30/2025 (C)	1,800,000	1,828,442
Morgan Stanley
Fixed until 10/29/2026, 0.41% (A), 10/29/2027	EUR 1,000,000	1,202,774

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	$341,000	$ 314,297
Fixed until 04/22/2041, 3.22% (A), 04/22/2042	77,000	77,955
3.63%, 01/20/2027	484,000	536,822
Fixed until 07/22/2037, 3.97% (A), 07/22/2038	1,329,000	1,509,155
5.00%, 11/24/2025	36,000	41,455
Raymond James Financial, Inc. 3.75%, 04/01/2051	852,000	908,978
SURA Asset Management SA
4.38%, 04/11/2027 (C)	750,000	812,820
4.88%, 04/17/2024 (C)	1,550,000	1,685,640
UBS Group AG
Fixed until 11/05/2027, 0.25% (A), 11/05/2028 (C)	EUR 850,000	1,007,176
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$612,000	629,807
Fixed until 01/31/2024 (K), 7.00% (A) (B)	3,225,000	3,557,562

		48,681,249

Chemicals - 1.3%
Air Products & Chemicals, Inc. 1.85%, 05/15/2027	128,000	130,650
Braskem Finance BV
4.50%, 01/10/2028 - 01/31/2030 (B)	1,880,000	1,924,379
4.50%, 01/31/2030 (C) (J)	450,000	457,290
5.88%, 01/31/2050 (C) (J)	485,000	506,219
Braskem Idesa SAPI 7.45%, 11/15/2029 (C)	540,000	547,020
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.30%, 05/01/2023 (B)	70,000	73,663
Consolidated Energy Finance SA 6.88%, 06/15/2025 (B)	1,244,000	1,248,665
Dow Chemical Co. 4.80%, 11/30/2028	110,000	129,453
Ecolab, Inc. 2.38%, 08/10/2022	375,000	384,149
Equate Petrochemical BV 2.63%, 04/28/2028 (B)	1,200,000	1,203,000
GC Treasury Center Co. Ltd.
2.98%, 03/18/2031 (B)	240,000	238,698
4.30%, 03/18/2051 (B)	300,000	310,032
LYB International Finance III LLC 3.80%, 10/01/2060	696,000	679,507
MEGlobal Canada ULC 5.88%, 05/18/2030 (B)	1,236,000	1,509,774
Methanex Corp. 5.13%, 10/15/2027	1,219,000	1,286,338
Minerals Technologies, Inc. 5.00%, 07/01/2028 (B)	1,085,000	1,137,622
OCI NV 5.25%, 11/01/2024 (B)	1,206,000	1,253,070
Sasol Financing USA LLC
4.38%, 09/18/2026	750,000	766,875
5.50%, 03/18/2031	930,000	952,971
5.88%, 03/27/2024	610,000	650,565

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.13%, 04/01/2029 (B)	$ 859,000	$ 871,885
Unigel Luxembourg SA 8.75%, 10/01/2026 (B)	900,000	970,110
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR 900,000	1,125,912
4.38%, 11/15/2047	$939,000	1,042,122
Yingde Gases Investment Ltd. 6.25%, 01/19/2023 (C)	1,420,000	1,467,181

		20,867,150

Commercial Services & Supplies - 1.0%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (B)	1,515,000	1,359,713
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (B)	278,000	289,468
5.75%, 07/15/2027 (B) (J)	664,000	700,520
Brink’s Co. 4.63%, 10/15/2027 (B)	1,120,000	1,167,600
Covanta Holding Corp. 5.00%, 09/01/2030	1,423,000	1,460,354
Garda World Security Corp. 4.63%, 02/15/2027 (B)	1,455,000	1,455,000
Harsco Corp. 5.75%, 07/31/2027 (B)	1,195,000	1,259,912
KAR Auction Services, Inc. 5.13%, 06/01/2025 (B)	1,174,000	1,190,366
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028 (B)	100,000	106,625
5.88%, 10/01/2030 (B)	1,114,000	1,219,830
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (B)	1,415,000	1,546,595
6.25%, 01/15/2028 (B)	826,000	863,170
Sotheby’s 7.38%, 10/15/2027 (B) (J)	1,285,000	1,384,972
Trane Technologies Luxembourg Finance SA 4.50%, 03/21/2049	980,000	1,174,164
Triton Container International Ltd. 2.05%, 04/15/2026 (B)	297,000	296,765

		15,475,054

Construction & Engineering - 0.3%
IHS Holdco BV 8.00%, 09/18/2027 (C)	1,850,000	2,007,250
Mattamy Group Corp. 5.25%, 12/15/2027 (B)	1,426,000	1,493,735
VM Consolidated, Inc. 5.50%, 04/15/2029 (B)	944,000	958,953

		4,459,938

Construction Materials - 0.2%
Cemex SAB de CV
7.38%, 06/05/2027 (B)	600,000	680,400
7.38%, 06/05/2027 (C)	780,000	884,520
CRH Funding BV 1.63%, 05/05/2030 (C)	EUR 755,000	991,857

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Holcim Finance Luxembourg SA 0.63%, 01/19/2033 (C)	EUR 800,000	$ 917,372

		3,474,149

Consumer Finance - 1.3%
Altice Financing SA 5.00%, 01/15/2028 (B)	$2,090,000	2,061,262
American Express Co.
3.40%, 02/22/2024	128,000	138,228
4.20%, 11/06/2025	107,000	121,366
BMW US Capital LLC 0.80%, 04/01/2024 (B)	178,000	178,847
Credit Acceptance Corp. 6.63%, 03/15/2026 (J)	1,264,000	1,335,037
Daimler Finance North America LLC 2.00%, 07/06/2021 (B)	351,000	352,052
Enova International, Inc. 8.50%, 09/01/2024 - 09/15/2025 (B)	2,562,000	2,646,930
FCE Bank PLC 1.13%, 02/10/2022 (C)	EUR 1,200,000	1,448,110
FirstCash, Inc. 4.63%, 09/01/2028 (B)	$1,289,000	1,324,448
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	787,000	771,024
4.00%, 11/13/2030	1,316,000	1,343,965
General Motors Financial Co., Inc.
0.85%, 02/26/2026 (C)	EUR 1,500,000	1,831,705
2.35%, 01/08/2031 (J)	$682,000	651,983
2.75%, 06/20/2025	152,000	159,904
3.20%, 07/06/2021	461,000	462,153
goeasy Ltd.
4.38%, 05/01/2026 (B)	809,000	818,101
5.38%, 12/01/2024 (B)	862,000	893,248
Hyundai Capital America
3.40%, 06/20/2024 (B)	137,000	146,113
5.88%, 04/07/2025 (B)	1,500,000	1,741,448
Hyundai Capital Services, Inc. 1.25%, 02/08/2026 (B)	215,000	210,815
John Deere Capital Corp. 1.50%, 03/06/2028	238,000	234,311
OneMain Finance Corp.
5.38%, 11/15/2029	682,000	734,855
6.88%, 03/15/2025	722,000	820,373
PACCAR Financial Corp. 0.80%, 06/08/2023	103,000	103,925
Synchrony Financial 4.50%, 07/23/2025	417,000	465,189
Toyota Motor Credit Corp. 1.90%, 04/06/2028	195,000	196,153

		21,191,545

Containers & Packaging - 0.4%
Cascades, Inc. / Cascades USA, Inc. 5.38%, 01/15/2028 (B)	848,000	883,667
Graphic Packaging International LLC 1.51%, 04/15/2026 (B)	118,000	117,492
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (B)	1,260,000	1,321,425
Klabin Austria GmbH
7.00%, 04/03/2049 (B)	956,000	1,173,729
7.00%, 04/03/2049 (C)	450,000	552,487

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc. 4.75%, 03/15/2025 (J)	$ 875,000	$ 888,501
Sonoco Products Co. 3.13%, 05/01/2030	256,000	268,677
Trivium Packaging Finance BV 8.50%, 08/15/2027 (B) (J)	1,275,000	1,364,250

		6,570,228

Distributors - 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027 (B)	1,000,000	1,053,840

Diversified Consumer Services - 0.0% (D)
Ford Foundation 2.82%, 06/01/2070	547,000	513,484

Diversified Financial Services - 1.9%
Azure Orbit IV International Finance Ltd. 4.00%, 01/25/2028 (C)	1,220,000	1,309,548
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (B)	930,000	965,340
CDBL Funding 1 3.50%, 10/24/2027 (C)	2,820,000	2,975,410
China Development Bank Financial Leasing Co. Ltd. Fixed until 09/28/2025, 2.88% (A), 09/28/2030 (C)	2,000,000	2,014,400
Fairstone Financial, Inc. 7.88%, 07/15/2024 (B)	1,653,000	1,731,517
GE Capital European Funding Unlimited Co. 6.03%, 03/01/2038	EUR 400,000	774,332
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	$313,000	340,720
4.42%, 11/15/2035	3,081,000	3,541,190
Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025 (B)	1,923,000	2,088,205
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027 (B)	1,928,000	1,892,853
LD Holdings Group LLC 6.50%, 11/01/2025 (B)	394,000	414,685
LSEGA Financing PLC 3.20%, 04/06/2041 (B)	286,000	288,650
Lukoil Securities BV 3.88%, 05/06/2030 (B)	2,000,000	2,101,600
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	482,000	512,682
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	624,000	654,363
Fixed until 04/20/2026, 5.25% (A), 04/20/2046	352,000	381,430
Power Finance Corp. Ltd. 3.95%, 04/23/2030 (C)	1,000,000	1,006,690
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. 3.63%, 03/01/2029 (B)	941,000	917,475
Unifin Financiera SAB de CV
8.38%, 01/27/2028 (C)	920,000	866,658
9.88%, 01/28/2029 (B)	500,000	493,235

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048	$ 680,000	$ 707,584
Xingsheng BVI Co. Ltd. 4.50%, 09/20/2021 (C)	4,800,000	4,850,976

		30,829,543

Diversified Telecommunication Services - 2.4%
AT&T, Inc.
3.55%, 09/15/2055 (B)	1,445,000	1,329,188
3.80%, 12/01/2057 (B)	952,000	905,342
4.50%, 05/15/2035	772,000	874,691
4.75%, 05/15/2046	1,472,000	1,687,337
4.85%, 07/15/2045	2,370,000	2,746,207
4.90%, 08/15/2037	1,237,000	1,464,404
Cablevision Lightpath LLC 3.88%, 09/15/2027 (B)	780,000	769,275
Cogent Communications Group, Inc. 3.50%, 05/01/2026 (B)	738,000	738,000
Connect Finco SARL / Connect US Finco LLC 6.75%, 10/01/2026 (B)	1,849,000	1,930,818
Frontier Communications Corp. 5.00%, 05/01/2028 (B)	1,437,000	1,467,536
Hughes Satellite Systems Corp. 6.63%, 08/01/2026 (J)	1,620,000	1,790,100
Lumen Technologies, Inc. 5.13%, 12/15/2026 (B) (J)	1,328,000	1,392,740
Ooredoo International Finance Ltd. 2.63%, 04/08/2031 (B)	870,000	877,900
Singapore Telecommunications Ltd. 7.38%, 12/01/2031 (C)	700,000	1,010,758
Telefonica Emisiones SA
4.67%, 03/06/2038	896,000	1,018,548
5.21%, 03/08/2047	669,000	791,691
Telesat Canada / Telesat LLC 6.50%, 10/15/2027 (B)	2,025,000	1,989,563
TELUS Corp. 4.30%, 06/15/2049	456,000	519,406
Verizon Communications, Inc.
1.13%, 09/19/2035	EUR 694,000	820,463
2.99%, 10/30/2056	$5,423,000	4,838,260
2.99%, 10/30/2056 (B)	5,423,000	4,838,260
3.00%, 03/22/2027	173,000	185,857
3.38%, 02/15/2025	115,000	125,447
3.55%, 03/22/2051	369,000	374,155
3.70%, 03/22/2061	883,000	891,838
4.02%, 12/03/2029	168,000	189,650
4.27%, 01/15/2036	368,000	423,657
4.40%, 11/01/2034	749,000	871,761
Zayo Group Holdings, Inc. 6.13%, 03/01/2028 (B)	1,289,000	1,330,532

		38,193,384

Electric Utilities - 4.0%
Abu Dhabi National Energy Co. PJSC 3.40%, 04/29/2051 (B)	1,015,000	1,024,308
ACEA SpA 1.50%, 06/08/2027 (C)	EUR 530,000	681,837
AEP Transmission Co. LLC 3.80%, 06/15/2049	$663,000	735,677

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Avangrid, Inc. 3.20%, 04/15/2025	$ 283,000	$ 304,909
Castle Peak Power Finance Co. Ltd. 2.20%, 06/22/2030 (C)	2,500,000	2,429,650
CenterPoint Energy Houston Electric LLC 4.25%, 02/01/2049	348,000	413,017
China Huadian Overseas Development Management Co. Ltd. Fixed until 05/29/2024 (K), 4.00% (A) (C)	3,750,000	3,900,253
China Huaneng Group Hong Kong Treasury Management Holding Ltd. Fixed until 12/09/2025 (K), 3.08% (A) (C)	2,000,000	2,022,340
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	125,000	152,148
CLP Power Hong Kong Financing Ltd. 2.50%, 06/30/2035 (C)	2,750,000	2,639,312
Colbun SA 3.15%, 03/06/2030 (C)	1,000,000	1,020,136
Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	70,000	95,695
DTE Electric Co.
2.95%, 03/01/2050	735,000	713,083
3.95%, 03/01/2049	1,279,000	1,475,699
Duke Energy Carolinas LLC 3.75%, 06/01/2045	1,468,000	1,610,699
Duke Energy Indiana LLC 3.25%, 10/01/2049	1,245,000	1,258,461
Electricite de France SA
Fixed until 07/04/2024 (K), 4.00% (A) (C)	EUR 900,000	1,165,418
5.00%, 09/21/2048 (B)	$1,705,000	2,116,111
Emera US Finance, LP 4.75%, 06/15/2046	468,000	534,425
Enel Finance International NV
4.25%, 09/14/2023 (B)	200,000	215,922
4.75%, 05/25/2047 (B)	510,000	609,073
Energuate Trust 5.88%, 05/03/2027 (C)	520,000	547,300
Engie Energia Chile SA 3.40%, 01/28/2030 (B)	253,000	260,590
Entergy Arkansas LLC 2.65%, 06/15/2051	1,082,000	985,085
Entergy Mississippi LLC 3.50%, 06/01/2051	254,000	267,035
Entergy Texas, Inc. 4.50%, 03/30/2039	557,000	640,200
Evergy Kansas Central, Inc. 3.45%, 04/15/2050	931,000	973,261
Exelon Corp. 4.70%, 04/15/2050	550,000	666,457
Fenix Power Peru SA 4.32%, 09/20/2027 (C)	1,551,176	1,549,253
FirstEnergy Corp. 7.38%, 11/15/2031	984,000	1,331,392
Fortum OYJ 2.13%, 02/27/2029 (C)	EUR 600,000	806,296

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Georgia Power Co.
3.25%, 03/15/2051 (J)	$1,180,000	$ 1,146,217
4.30%, 03/15/2042	707,000	812,987
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (B)	500,000	498,750
4.75%, 01/15/2051 (C)	1,000,000	997,500
Interstate Power & Light Co. 3.50%, 09/30/2049	353,000	366,432
Israel Electric Corp. Ltd. 5.00%, 11/12/2024 (C)	1,650,000	1,852,373
Lamar Funding Ltd. 3.96%, 05/07/2025 (C)	800,000	808,000
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	505,000	478,858
Minejesa Capital BV 4.63%, 08/10/2030 (C)	1,500,000	1,582,350
Mong Duong Finance Holdings BV 5.13%, 05/07/2029 (C)	1,360,000	1,370,200
Monongahela Power Co. 3.55%, 05/15/2027 (B)	141,000	153,846
NextEra Energy Operating Partners, LP 4.25%, 07/15/2024 (B)	1,100,000	1,166,935
NRG Energy, Inc.
3.38%, 02/15/2029 (B) (J)	509,000	498,184
3.63%, 02/15/2031 (B)	1,465,000	1,435,265
NTPC Ltd. 4.50%, 03/19/2028 (C)	625,000	672,492
Oklahoma Gas & Electric Co. 3.85%, 08/15/2047	27,000	29,294
OmGrid Funding Ltd. 5.20%, 05/16/2027 (C)	1,500,000	1,563,900
Orazul Energy Egenor SCA 5.63%, 04/28/2027 (C)	1,500,000	1,518,750
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,241,000	1,140,196
4.30%, 03/15/2045	582,000	558,933
PacifiCorp 4.15%, 02/15/2050	1,106,000	1,287,132
Pattern Energy Operations, LP / Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (B)	1,345,000	1,361,813
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 05/15/2027 (C)	1,500,000	1,608,750
Public Service Electric & Gas Co. 3.20%, 08/01/2049	498,000	512,236
Puget Sound Energy, Inc. 4.22%, 06/15/2048	1,092,000	1,275,118
Southern California Edison Co. 1.10%, 04/01/2024	348,000	350,940
Southwestern Public Service Co. 4.50%, 08/15/2041	1,142,000	1,367,970
SPIC Senior Perpetual Bond Co. Ltd. Fixed until 05/21/2022 (K), 5.80% (A) (C)	1,205,000	1,248,680
Talen Energy Supply LLC 6.63%, 01/15/2028 (B)	1,801,000	1,810,005

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Tampa Electric Co. 3.45%, 03/15/2051	$ 512,000	$ 530,818
Union Electric Co. 2.95%, 06/15/2027	151,000	162,775
Vistra Operations Co. LLC 5.00%, 07/31/2027 (B)	1,367,000	1,416,253

		64,728,994

Electrical Equipment - 0.3%
Eaton Capital Unlimited Co. 0.58%, 03/08/2030 (C)	EUR 600,000	721,670
Emerson Electric Co. 0.88%, 10/15/2026	$145,000	142,327
EnerSys
4.38%, 12/15/2027 (B)	613,000	642,118
5.00%, 04/30/2023 (B)	525,000	549,281
Hubbell, Inc. 3.35%, 03/01/2026	122,000	131,657
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031 (B)	1,031,000	1,015,020
3.25%, 05/27/2025 (B)	432,000	468,292
3.30%, 09/15/2046 (B)	1,660,000	1,722,783

		5,393,148

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc. 5.45%, 11/15/2079	2,206,000	2,824,726
Imola Merger Corp. 4.75%, 05/15/2029 (B)	1,170,000	1,214,998
Trimble, Inc. 4.75%, 12/01/2024	19,000	21,296
TTM Technologies, Inc. 4.00%, 03/01/2029 (B)	573,000	573,716
Vontier Corp. 2.95%, 04/01/2031 (B)	1,639,000	1,613,694

		6,248,430

Energy Equipment & Services - 0.8%
Archrock Partners, LP / Archrock Partners Finance Corp. 6.88%, 04/01/2027 (B)	1,332,000	1,416,915
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024 (C)	970,000	1,027,036
ChampionX Corp. 6.38%, 05/01/2026	1,140,000	1,194,150
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	2,096,000	2,096,000
6.50%, 10/01/2025	150,000	150,750
8.00%, 01/15/2027	862,000	888,050
Greenko Mauritius Ltd. 6.25%, 02/21/2023 (C)	1,410,000	1,452,300
Halliburton Co.
4.75%, 08/01/2043	373,000	400,662
4.85%, 11/15/2035	749,000	846,031
ReNew Power Pvt Ltd. 6.45%, 09/27/2022 (C)	1,430,000	1,480,050
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (B)	144,000	160,283

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 04/01/2026	$ 1,531,000	$ 1,605,544

		12,717,771

Entertainment - 0.2%
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (B)	235,000	234,142
4.75%, 10/15/2027 (B)	1,171,000	1,181,607
Walt Disney Co.
2.75%, 09/01/2049	961,000	895,239
3.80%, 05/13/2060	234,000	256,947

		2,567,935

Equity Real Estate Investment Trusts - 1.9%
American Tower Corp.
2.25%, 01/15/2022	740,000	750,111
3.10%, 06/15/2050	596,000	555,001
3.60%, 01/15/2028	22,000	24,013
Boston Properties, LP 2.55%, 04/01/2032	698,000	674,569
Columbia Property Trust Operating Partnership, LP 4.15%, 04/01/2025	138,000	146,207
Crown Castle International Corp.
4.30%, 02/15/2029	121,000	137,200
5.20%, 02/15/2049	574,000	711,094
CTR Partnership, LP / CareTrust Capital Corp. 5.25%, 06/01/2025	1,320,000	1,359,072
Digital Dutch Finco BV 1.00%, 01/15/2032 (C) (J)	EUR 725,000	865,216
ESH Hospitality, Inc. 4.63%, 10/01/2027 (B) (J)	$1,410,000	1,494,600
Federal Realty Investment Trust 1.25%, 02/15/2026	203,000	202,183
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (B)	495,000	511,672
6.00%, 04/15/2025 (B)	1,255,000	1,328,731
Host Hotels & Resorts, LP 3.50%, 09/15/2030	1,895,000	1,949,190
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	1,151,000	1,286,243
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	639,000	637,543
5.00%, 10/15/2027	655,000	689,388
National Health Investors, Inc. 3.00%, 02/01/2031	493,000	468,412
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	1,282,000	1,249,324
3.38%, 02/01/2031	693,000	700,176
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.88%, 10/01/2028 (B)	1,430,000	1,517,587

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Piedmont Operating Partnership, LP 3.15%, 08/15/2030	$ 295,000	$ 290,290
Prologis, LP 2.13%, 04/15/2027	604,000	623,245
Public Storage 0.88%, 01/24/2032	EUR 650,000	777,424
Scentre Group Trust 1 / Scentre Group Trust 2 1.45%, 03/28/2029 (C) (J)	1,005,000	1,278,110
Scentre Group Trust 2 Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	$1,909,000	2,021,249
Service Properties Trust
4.38%, 02/15/2030	1,067,000	989,643
4.75%, 10/01/2026	272,000	265,200
4.95%, 10/01/2029 (J)	160,000	154,600
5.25%, 02/15/2026	220,000	220,550
5.50%, 12/15/2027	131,000	137,875
Simon International Finance SCA 1.13%, 03/19/2033 (C)	EUR 600,000	719,660
Simon Property Group, LP
2.65%, 07/15/2030 (J)	$264,000	267,515
3.25%, 09/13/2049	2,725,000	2,621,496
3.38%, 12/01/2027	17,000	18,438
Spirit Realty, LP 2.70%, 02/15/2032	503,000	487,490
Trust Fibra Uno
4.87%, 01/15/2030 (B)	930,000	1,022,535
6.39%, 01/15/2050 (C)	500,000	570,255
Unibail-Rodamco-Westfield SE 1.00%, 02/27/2027 (C) (J)	EUR 1,000,000	1,248,093
Welltower, Inc. 2.80%, 06/01/2031	$290,000	294,447

		31,265,647

Food & Staples Retailing - 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (B)	1,710,000	1,778,400
5.88%, 02/15/2028 (B)	980,000	1,043,700
C&S Group Enterprises LLC 5.00%, 12/15/2028 (B)	1,480,000	1,470,676
Cencosud SA 4.38%, 07/17/2027 (C)	1,600,000	1,771,505
ELO SACA 3.25%, 07/23/2027 (C)	EUR 1,000,000	1,394,538
Sysco Corp.
2.40%, 02/15/2030	$139,000	138,769
4.45%, 03/15/2048	1,935,000	2,218,013
4.50%, 04/01/2046	512,000	585,649
5.95%, 04/01/2030	116,000	146,202
6.60%, 04/01/2050	582,000	864,796
Tesco Corporate Treasury Services PLC 0.88%, 05/29/2026 (C)	EUR 700,000	866,159
Walmart, Inc. 2.55%, 04/11/2023	$293,000	304,498

		12,582,905

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.6%
BRF SA
4.88%, 01/24/2030 (C)	$ 500,000	$ 513,430
5.75%, 09/21/2050 (B) (J)	590,000	576,725
ConAgra Brands, Inc.
5.40%, 11/01/2048 (J)	1,350,000	1,741,101
7.00%, 10/01/2028	115,000	150,755
Cydsa SAB de CV 6.25%, 10/04/2027 (C)	860,000	898,709
Dole Food Co., Inc. 7.25%, 06/15/2025 (B)	1,345,000	1,370,219
Gruma SAB de CV 4.88%, 12/01/2024 (C)	1,000,000	1,109,510
Grupo KUO SAB de CV 5.75%, 07/07/2027 (C)	880,000	924,889
Kraft Heinz Foods Co. 4.88%, 10/01/2049	1,037,000	1,188,558
Land O’Lakes Capital Trust I 7.45%, 03/15/2028 (B)	1,015,000	1,182,475
Land O’Lakes, Inc. 7.00%, 09/18/2028 (B) (K)	4,820,000	4,940,500
MARB BondCo PLC 3.95%, 01/29/2031 (B)	1,180,000	1,121,201
Mars, Inc. 2.38%, 07/16/2040 (B)	776,000	717,578
Minerva Luxembourg SA 4.38%, 03/18/2031 (B)	1,900,000	1,850,619
Nestle Holdings, Inc. 3.50%, 09/24/2025 (B)	225,000	248,423
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (B)	830,000	880,837
Post Holdings, Inc. 4.50%, 09/15/2031 (B)	1,400,000	1,389,920
Sigma Alimentos SA de CV 4.13%, 05/02/2026 (C)	500,000	542,000
Sigma Finance BV 4.88%, 03/27/2028 (C)	1,350,000	1,533,951
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. 4.63%, 03/01/2029 (B)	928,000	935,155
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	100,000	109,709
5.20%, 04/01/2029 (B)	353,000	408,917
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025 (B)	315,000	339,412
6.95%, 10/30/2025 (C)	930,000	1,002,075
Viterra Finance BV 3.20%, 04/21/2031 (B)	732,000	724,826

		26,401,494

Gas Utilities - 0.2%
Brooklyn Union Gas Co. 4.49%, 03/04/2049 (B)	39,000	45,639
China Resources Gas Group Ltd. 4.50%, 04/05/2022 (C)	1,000,000	1,029,000
National Fuel Gas Co. 2.95%, 03/01/2031	505,000	492,713
ONE Gas, Inc. 4.50%, 11/01/2048	1,088,000	1,240,565

		2,807,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.3%
Becton Dickinson & Co. 4.69%, 12/15/2044	$ 568,000	$ 681,310
DH Europe Finance II SARL 3.25%, 11/15/2039	1,541,000	1,591,895
STERIS Irish FinCo Unlimited Co. 3.75%, 03/15/2051	751,000	758,980
Stryker Corp. 0.75%, 03/01/2029	EUR 1,000,000	1,220,873

		4,253,058

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	$275,000	284,281
5.50%, 07/01/2028 (B)	817,000	862,956
Cardinal Health, Inc.
4.60%, 03/15/2043	129,000	143,893
4.90%, 09/15/2045	1,085,000	1,276,920
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	1,300,000	1,378,000
6.88%, 04/15/2029 (B)	679,000	709,555
Cigna Corp. 3.40%, 03/15/2051	713,000	705,632
CVS Health Corp.
2.70%, 08/21/2040	445,000	410,063
4.13%, 04/01/2040	248,000	273,838
4.25%, 04/01/2050	374,000	420,436
4.30%, 03/25/2028	561,000	637,738
4.78%, 03/25/2038	474,000	564,472
5.05%, 03/25/2048	1,236,000	1,518,092
DaVita, Inc. 4.63%, 06/01/2030 (B)	2,125,000	2,151,563
HCA, Inc. 3.50%, 09/01/2030	2,620,000	2,692,967
Laboratory Corp. of America Holdings 4.70%, 02/01/2045	785,000	906,471
Legacy LifePoint Health LLC 4.38%, 02/15/2027 (B)	946,000	946,000
MPH Acquisition Holdings LLC 5.75%, 11/01/2028 (B) (J)	2,090,000	2,058,650
Team Health Holdings, Inc. 6.38%, 02/01/2025 (B)	1,225,000	1,081,063
Tenet Healthcare Corp.
4.63%, 07/15/2024	1,100,000	1,116,610
6.13%, 10/01/2028 (B)	1,870,000	1,972,850
UnitedHealth Group, Inc.
1.25%, 01/15/2026	198,000	199,665
3.75%, 07/15/2025	451,000	502,063
4.25%, 06/15/2048	1,245,000	1,472,371

		24,286,149

Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027 (B)	578,000	609,073
Banijay Entertainment SASU 5.38%, 03/01/2025 (B)	1,720,000	1,775,900
Booking Holdings, Inc. 1.80%, 03/03/2027	EUR 670,000	876,352
Brinker International, Inc. 5.00%, 10/01/2024 (B)	$809,000	846,659
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (B)	2,000,000	2,126,400

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
5.75%, 03/01/2027 (B)	$ 1,680,000	$ 1,771,358
7.63%, 03/01/2026 (B)	297,000	325,215
CEC Entertainment LLC 6.75%, 05/01/2026 (B)	1,415,000	1,404,812
Dave & Buster’s, Inc. 7.63%, 11/01/2025 (B)	1,445,000	1,561,131
Expedia Group, Inc. 2.95%, 03/15/2031 (B)	983,000	977,569
Genting New York LLC / GENNY Capital, Inc. 3.30%, 02/15/2026 (B)	1,176,000	1,171,976
Haidilao International Holding Ltd. 2.15%, 01/14/2026 (C)	900,000	888,561
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc. 6.13%, 12/01/2024	1,307,000	1,370,716
InterContinental Hotels Group PLC 1.63%, 10/08/2024 (C)	EUR 650,000	813,846
Marriott International, Inc.
2.85%, 04/15/2031	$984,000	977,553
4.63%, 06/15/2030	1,445,000	1,621,257
McDonald’s Corp.
3.63%, 09/01/2049	440,000	462,748
4.20%, 04/01/2050	431,000	496,376
4.45%, 03/01/2047	434,000	509,506
Melco Resorts Finance Ltd. 5.38%, 12/04/2029 (B)	1,257,000	1,338,014
NCL Corp. Ltd.
3.63%, 12/15/2024 (B)	2,005,000	1,924,599
5.88%, 03/15/2026 (B)	535,000	559,075
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028 (B)	302,000	316,707
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025 (B)	1,265,000	1,366,200
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025 (B)	1,395,000	1,443,686
Travel & Leisure Co. 6.00%, 04/01/2027	1,270,000	1,419,225
Viking Ocean Cruises Ship VII Ltd. 5.63%, 02/15/2029 (B)	183,000	185,974
VOC Escrow Ltd. 5.00%, 02/15/2028 (B)	1,875,000	1,912,500
Wynn Macau Ltd. 5.13%, 12/15/2029 (B)	1,475,000	1,500,813

		32,553,801

Household Durables - 0.1%
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 03/14/2026 (C)	1,740,000	1,918,635

Household Products - 0.1%
Energizer Holdings, Inc. 4.38%, 03/31/2029 (B)	1,135,000	1,126,487
Kimberly-Clark Corp.
3.10%, 03/26/2030	535,000	579,193
3.20%, 07/30/2046	250,000	259,319

		1,964,999

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.4%
AES Corp. 2.45%, 01/15/2031 (B)	$ 1,431,000	$ 1,381,970
Calpine Corp. 3.75%, 03/01/2031 (B)	1,775,000	1,694,859
Clearway Energy Operating LLC
4.75%, 03/15/2028 (B)	940,000	984,311
5.00%, 09/15/2026	1,250,000	1,290,625
Termocandelaria Power Ltd. 7.88%, 01/30/2029 (C)	1,674,250	1,817,817

		7,169,582

Industrial Conglomerates - 0.3%
General Electric Co.
1.88%, 05/28/2027	EUR 620,000	806,239
3.63%, 05/01/2030 (J)	$198,000	215,003
4.25%, 05/01/2040	850,000	948,685
4.35%, 05/01/2050	946,000	1,052,575
Honeywell International, Inc. 0.48%, 08/19/2022	117,000	117,101
KOC Holding AS 6.50%, 03/11/2025 (C)	1,400,000	1,498,000
Roper Technologies, Inc. 2.80%, 12/15/2021	341,000	345,482

		4,983,085

Insurance - 2.8%
Allianz SE
Fixed until 11/17/2025 (K), 3.50% (A) (B)	200,000	205,250
Fixed until 10/24/2023 (K), 4.75% (A) (C)	EUR 500,000	664,994
American International Group, Inc. 4.38%, 01/15/2055	$1,225,000	1,397,853
Americo Life, Inc. 3.45%, 04/15/2031 (B)	520,000	519,868
AmFam Holdings, Inc. 3.83%, 03/11/2051 (B)	637,000	655,876
Asahi Mutual Life Insurance Co. Fixed until 09/05/2023 (K), 6.50% (A) (C)	500,000	537,670
Assurant, Inc. Fixed until 03/27/2028, 7.00% (A), 03/27/2048	2,100,000	2,373,000
Athene Global Funding
0.63%, 01/12/2028 (C)	EUR 850,000	1,008,317
1.00%, 04/16/2024 (B)	$213,000	213,052
Athene Holding Ltd.
3.50%, 01/15/2031	475,000	498,478
6.15%, 04/03/2030	1,852,000	2,294,312
Brighthouse Financial, Inc. 5.63%, 05/15/2030	2,000,000	2,387,925
Chubb INA Holdings, Inc. 1.55%, 03/15/2028	EUR 1,000,000	1,290,605
Credit Agricole Assurances SA Fixed until 09/27/2028, 4.75% (A), 09/27/2048 (C)	1,000,000	1,478,118
Dai-ichi Life Insurance Co. Ltd. Fixed until 07/24/2026, 4.00% (A), 12/29/2049 (C)	$3,000,000	3,233,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Enstar Finance LLC Fixed until 09/01/2025, 5.75% (A), 09/01/2040 (J)	$ 2,100,000	$ 2,215,500
Enstar Group Ltd. 4.95%, 06/01/2029	927,000	1,050,065
Equitable Financial Life Global Funding 0.50%, 04/06/2023 (B)	265,000	265,293
Fairfax Financial Holdings Ltd.
2.75%, 03/29/2028 (C) (J)	EUR 670,000	873,776
3.38%, 03/03/2031 (B)	$352,000	354,919
Guardian Life Insurance Co. of America 3.70%, 01/22/2070 (B)	182,000	180,919
Liberty Mutual Group, Inc. 4.30%, 02/01/2061 (B)	2,374,000	2,177,720
Markel Corp. Fixed until 06/01/2025 (K), 6.00% (A)	2,667,000	2,907,030
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	791,000	851,262
4.45%, 05/15/2069 (B)	1,248,000	1,506,282
Nippon Life Insurance Co. Fixed until 01/21/2031, 2.75% (A), 01/21/2051 (B)	1,830,000	1,765,950
Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059 (B)	587,000	608,057
Ohio National Financial Services, Inc. 5.55%, 01/24/2030 (B)	1,268,000	1,409,423
Penn Mutual Life Insurance Co. 3.80%, 04/29/2061 (B) (J)	281,000	281,561
Principal Life Global Funding II 0.50%, 01/08/2024 (B) (J)	153,000	152,737
Progressive Corp. 3.95%, 03/26/2050	248,000	286,934
Prudential Financial, Inc.
1.50%, 03/10/2026	343,000	348,594
3.00%, 03/10/2040	498,000	498,318
Fixed until 06/15/2023, 5.63% (A), 06/15/2043	463,000	502,001
5.70%, 12/14/2036	1,640,000	2,228,004
Fixed until 09/15/2028, 5.70% (A), 09/15/2048 (J)	99,000	114,474
QBE Insurance Group Ltd. Fixed until 05/12/2025 (K), 5.88% (A) (B) (J)	1,742,000	1,887,892
Sammons Financial Group, Inc. 3.35%, 04/16/2031 (B)	670,000	676,431
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	1,582,000	1,817,513
Unum Group 4.50%, 03/15/2025 (J)	64,000	71,672
Western & Southern Life Insurance Co. 3.75%, 04/28/2061 (B)	289,000	292,022
Willis North America, Inc. 3.88%, 09/15/2049	739,000	799,607

		44,882,374

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.3%
Alphabet, Inc. 2.05%, 08/15/2050	$ 915,000	$ 766,343
Tencent Holdings Ltd.
3.24%, 06/03/2050 (C) (J)	1,000,000	909,553
3.24%, 06/03/2050 (B)	1,000,000	909,552
3.68%, 04/22/2041 (B)	1,935,000	1,962,270

		4,547,718

Internet & Catalog Retail - 0.1%
GrubHub Holdings, Inc. 5.50%, 07/01/2027 (B)	1,310,000	1,377,282

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 2.80%, 08/22/2024	231,000	247,610
Prosus NV 5.50%, 07/21/2025 (C)	1,300,000	1,480,939

		1,728,549

IT Services - 0.4%
Ahead DB Holdings LLC 6.63%, 05/01/2028 (B)	477,000	485,348
Alliance Data Systems Corp. 4.75%, 12/15/2024 (B)	1,515,000	1,555,223
Automatic Data Processing, Inc. 1.25%, 09/01/2030	192,000	178,325
Banff Merger Sub, Inc. 9.75%, 09/01/2026 (B)	995,000	1,058,431
Fiserv, Inc. 1.63%, 07/01/2030	EUR 1,120,000	1,442,007
Leidos, Inc. 3.63%, 05/15/2025 (B)	$100,000	108,914
Mastercard, Inc.
2.00%, 03/03/2025	193,000	201,678
2.95%, 03/15/2051	512,000	506,558
3.80%, 11/21/2046	1,211,000	1,370,933
3.85%, 03/26/2050	296,000	338,285
Visa, Inc. 0.75%, 08/15/2027	62,000	60,017

		7,305,719

Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II / PPD Development, LP
4.63%, 06/15/2025 (B)	201,000	211,287
5.00%, 06/15/2028 (B)	842,000	918,201

		1,129,488

Machinery - 0.4%
Allison Transmission, Inc. 3.75%, 01/30/2031 (B)	1,449,000	1,398,285
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	227,000	228,567
1.10%, 09/14/2027	171,000	167,349
CNH Industrial Capital LLC 4.20%, 01/15/2024	144,000	156,682
CNH Industrial Finance Europe SA 1.75%, 03/25/2027 (C)	EUR 700,000	899,549
CNH Industrial NV 4.50%, 08/15/2023	$113,000	122,424
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (B)	1,485,000	1,449,731

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
HTA Group Ltd. 7.00%, 12/18/2025 (B)	$ 1,400,000	$ 1,492,092
Illinois Tool Works, Inc. 3.50%, 03/01/2024	135,000	145,937
Stanley Black & Decker, Inc.
Fixed until 03/15/2025, 4.00% (A), 03/15/2060 (J)	231,000	245,507
5.20%, 09/01/2040	511,000	665,287

		6,971,410

Marine - 0.2%
Hidrovias International Finance SARL 4.95%, 02/08/2031 (B) (J)	1,540,000	1,563,100
Kirby Corp. 4.20%, 03/01/2028	84,000	92,200
Pelabuhan Indonesia II PT 4.25%, 05/05/2025 (C)	1,300,000	1,410,500

		3,065,800

Media - 1.7%
Belo Corp. 7.25%, 09/15/2027	2,275,000	2,650,375
Block Communications, Inc. 4.88%, 03/01/2028 (B)	1,515,000	1,541,512
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	955,000	971,607
5.38%, 06/01/2029 (B)	1,645,000	1,785,598
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	240,000	230,633
3.85%, 04/01/2061	1,081,000	990,672
4.80%, 03/01/2050	698,000	767,810
5.05%, 03/30/2029	13,000	15,055
5.38%, 04/01/2038	261,000	310,643
6.38%, 10/23/2035	704,000	917,310
Comcast Corp.
3.30%, 02/01/2027	122,000	133,898
3.75%, 04/01/2040	492,000	542,537
3.90%, 03/01/2038	240,000	270,232
3.97%, 11/01/2047	915,000	1,029,574
4.15%, 10/15/2028	445,000	511,678
4.60%, 10/15/2038	1,488,000	1,808,056
CSC Holdings LLC
5.25%, 06/01/2024	1,017,000	1,100,902
5.38%, 02/01/2028 (B)	895,000	941,889
5.50%, 04/15/2027 (B)	670,000	702,541
Discovery Communications LLC 4.00%, 09/15/2055 (B)	972,000	951,050
Gray Television, Inc. 4.75%, 10/15/2030 (B)	960,000	960,000
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (B)	1,270,000	1,379,537
Time Warner Cable LLC 6.55%, 05/01/2037	695,000	922,414
Univision Communications, Inc. 6.63%, 06/01/2027 (B) (J)	2,366,000	2,564,152
UPC Broadband Finco BV 4.88%, 07/15/2031 (B)	1,359,000	1,354,203

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
ViacomCBS, Inc.
4.38%, 03/15/2043	$ 1,235,000	$ 1,335,665
5.85%, 09/01/2043	690,000	882,917

		27,572,460

Metals & Mining - 2.5%
Anglo American Capital PLC 2.63%, 09/10/2030 (B)	951,000	936,936
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030 (J)	2,586,000	2,673,095
Antofagasta PLC 2.38%, 10/14/2030 (B) (J)	265,000	258,709
CAP SA 3.90%, 04/27/2031 (B)	950,000	928,625
Chalco Hong Kong Investment Co. Ltd. Fixed until 11/07/2021 (K), 4.25% (A) (C)	2,165,000	2,170,413
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (B) (J)	710,000	723,313
4.88%, 03/01/2031 (B) (J)	218,000	221,933
5.75%, 03/01/2025 (J)	902,000	929,624
6.75%, 03/15/2026 (B)	684,000	742,140
Commercial Metals Co. 3.88%, 02/15/2031	1,377,000	1,377,000
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (C)	890,000	906,687
7.50%, 04/01/2025 (B)	970,000	1,007,587
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (B)	683,000	709,466
4.50%, 09/15/2027 (B)	998,000	1,083,978
Freeport-McMoRan, Inc. 4.25%, 03/01/2030	2,174,000	2,337,050
Glencore Capital Finance DAC 1.25%, 03/01/2033 (C)	EUR 850,000	997,386
Glencore Funding LLC
2.85%, 04/27/2031 (B) (J)	$132,000	130,652
3.88%, 04/27/2051 (B)	389,000	386,375
GTL Trade Finance, Inc. / Gerdau Holdings, Inc. 5.89%, 04/29/2024 (C)	800,000	894,800
GUSAP III, LP 4.25%, 01/21/2030 (B) (J)	850,000	894,634
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025 (C)	500,000	543,125
5.45%, 05/15/2030 (C)	1,650,000	1,897,500
Industrias Penoles SAB de CV 4.75%, 08/06/2050 (B)	280,000	288,050
JSW Steel Ltd. 5.95%, 04/18/2024 (C)	1,480,000	1,584,762
Metinvest BV 8.50%, 04/23/2026 (C)	800,000	884,000
Minera y Metalurgica del Boleo SAPI de CV 3.25%, 04/17/2024 (C)	4,300,000	4,578,989
Mineral Resources Ltd. 8.13%, 05/01/2027 (B)	1,125,000	1,246,027
Nexa Resources SA
5.38%, 05/04/2027 (C)	600,000	642,600
6.50%, 01/18/2028 (B)	1,300,000	1,449,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novolipetsk Steel Via Steel Funding DAC 4.50%, 06/15/2023 (C)	$ 1,600,000	$ 1,690,400
Reliance Steel & Aluminum Co. 2.15%, 08/15/2030	120,000	116,139
Severstal OAO Via Steel Capital SA 5.90%, 10/17/2022 (C)	1,000,000	1,064,100
Stillwater Mining Co. 7.13%, 06/27/2025 (C)	920,000	956,800
Teck Resources Ltd.
3.90%, 07/15/2030 (J)	100,000	106,237
6.25%, 07/15/2041	1,523,000	1,931,455
Usiminas International SARL 5.88%, 07/18/2026 (C)	1,500,000	1,613,265

		40,903,352

Mortgage Real Estate Investment Trusts - 0.2%
AG Issuer LLC 6.25%, 03/01/2028 (B)	1,475,000	1,528,469
Starwood Property Trust, Inc.
4.75%, 03/15/2025	1,078,000	1,122,500
5.50%, 11/01/2023 (B)	285,000	299,250

		2,950,219

Multi-Utilities - 0.3%
CMS Energy Corp.
Fixed until 12/01/2030, 3.75% (A), 12/01/2050	437,000	440,277
Fixed until 03/01/2030, 4.75% (A), 06/01/2050	107,000	117,432
Consolidated Edison Co. of New York, Inc. 3.95%, 04/01/2050	422,000	465,591
Delmarva Power & Light Co. 4.15%, 05/15/2045	409,000	466,970
Dominion Energy, Inc. 5.25%, 08/01/2033	300,000	372,149
National Grid PLC 0.16%, 01/20/2028 (C)	EUR 900,000	1,060,908
Public Service Co. of Colorado
2.70%, 01/15/2051	$1,108,000	1,030,275
3.70%, 06/15/2028	140,000	155,355
4.10%, 06/15/2048	344,000	400,574

		4,509,531

Multiline Retail - 0.4%
El Puerto de Liverpool SAB de CV 3.88%, 10/06/2026 (C)	2,300,000	2,475,398
JSM Global SARL 4.75%, 10/20/2030 (C)	440,000	444,954
Kohl’s Corp.
3.38%, 05/01/2031	477,000	486,708
5.55%, 07/17/2045 (J)	1,654,000	1,973,371
Nordstrom, Inc.
2.30%, 04/08/2024 (B)	61,000	61,216
4.25%, 08/01/2031 (B)	620,000	627,873

		6,069,520

Oil, Gas & Consumable Fuels - 7.9%
Adaro Indonesia PT 4.25%, 10/31/2024 (C) (J)	1,500,000	1,536,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
AI Candelaria Spain SLU 7.50%, 12/15/2028 (C)	$ 820,000	$ 934,808
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.75%, 01/15/2028 (B)	1,925,000	1,961,594
Apache Corp.
4.38%, 10/15/2028	1,134,000	1,156,646
4.75%, 04/15/2043 (J)	886,000	879,798
4.88%, 11/15/2027 (J)	49,000	51,720
Arabian Centres Sukuk II Ltd. 5.63%, 10/07/2026 (B)	1,190,000	1,226,414
BP Capital Markets America, Inc.
2.75%, 05/10/2023	559,000	584,986
3.00%, 02/24/2050	2,698,000	2,488,355
3.38%, 02/08/2061	713,000	675,105
3.54%, 04/06/2027	425,000	466,355
BP Capital Markets PLC
0.83%, 11/08/2027 (C)	EUR 650,000	808,579
Fixed until 03/22/2030 (K), 4.88% (A)	$811,000	868,784
Buckeye Partners, LP 4.50%, 03/01/2028 (B)	1,676,000	1,678,095
California Resources Corp. 7.13%, 02/01/2026 (B) (J)	1,375,000	1,408,440
Callon Petroleum Co. 6.38%, 07/01/2026	1,046,000	910,020
Canadian Natural Resources Ltd. 2.95%, 01/15/2023	632,000	655,576
Cheniere Energy Partners, LP 4.50%, 10/01/2029	901,000	940,419
Cheniere Energy, Inc. 4.63%, 10/15/2028 (B)	994,000	1,036,394
Chevron Corp. 1.55%, 05/11/2025	302,000	309,157
Chevron USA, Inc.
1.02%, 08/12/2027	103,000	99,926
3.90%, 11/15/2024	375,000	413,772
4.20%, 10/15/2049	379,000	437,565
5.25%, 11/15/2043	731,000	954,620
Continental Resources, Inc.
4.38%, 01/15/2028 (J)	337,000	366,488
5.75%, 01/15/2031 (B) (J)	819,000	950,040
DCP Midstream Operating, LP
5.60%, 04/01/2044 (J)	960,000	984,677
6.75%, 09/15/2037 (B)	293,000	334,020
Diamondback Energy, Inc.
3.50%, 12/01/2029	949,000	993,146
4.40%, 03/24/2051	514,000	541,133
Ecopetrol SA
5.88%, 05/28/2045	600,000	638,466
6.88%, 04/29/2030	900,000	1,091,250
eG Global Finance PLC 6.75%, 02/07/2025 (B)	1,663,000	1,710,728
Enable Midstream Partners, LP 4.95%, 05/15/2028	142,000	158,617
Endeavor Energy Resources, LP / EER Finance, Inc. 5.75%, 01/30/2028 (B)	748,000	798,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer, LP
4.90%, 03/15/2035	$ 331,000	$ 361,825
5.25%, 04/15/2029	52,000	59,614
5.35%, 05/15/2045	1,283,000	1,369,499
5.50%, 06/01/2027	207,000	240,041
6.05%, 06/01/2041	279,000	325,599
6.13%, 12/15/2045	307,000	357,427
EnLink Midstream Partners, LP Fixed until 12/15/2022 (K), 6.00% (A)	1,400,000	969,500
Enterprise Products Operating LLC
4.05%, 02/15/2022	375,000	385,764
4.25%, 02/15/2048	572,000	616,555
4.85%, 03/15/2044	170,000	198,283
Fixed until 08/16/2022, 4.88% (A), 08/16/2077	138,000	133,536
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	193,000	195,197
EOG Resources, Inc.
4.38%, 04/15/2030	69,000	79,632
4.95%, 04/15/2050	1,282,000	1,588,174
Exxon Mobil Corp. 1.41%, 06/26/2039	EUR 640,000	751,974
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (B)	$1,030,000	997,859
2.94%, 09/30/2040 (B)	1,100,000	1,075,403
Geopark Ltd.
5.50%, 01/17/2027 (B)	750,000	771,375
6.50%, 09/21/2024 (C)	459,000	477,365
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	216,000	220,208
3.45%, 10/15/2027 (B)	129,000	133,752
Harvest Midstream I, LP 7.50%, 09/01/2028 (B)	1,919,000	2,067,723
Hess Corp.
6.00%, 01/15/2040	984,000	1,206,946
7.13%, 03/15/2033	575,000	752,222
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (B)	597,000	607,448
6.00%, 02/01/2031 (B)	1,220,000	1,256,600
Holly Energy Partners, LP / Holly Energy Finance Corp. 5.00%, 02/01/2028 (B)	1,679,000	1,733,568
Independence Energy Finance LLC 7.25%, 05/01/2026 (B)	1,125,000	1,127,813
Indigo Natural Resources LLC 5.38%, 02/01/2029 (B)	1,278,000	1,268,415
Indika Energy Capital III Pte Ltd. 5.88%, 11/09/2024 (C)	1,570,000	1,584,130
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025 (B)	420,000	447,510
Kinder Morgan Energy Partners, LP 5.00%, 03/01/2043	1,644,000	1,879,167
Kinder Morgan, Inc. 5.05%, 02/15/2046	603,000	693,333
Kosmos Energy Ltd. 7.50%, 03/01/2028 (B)	1,400,000	1,333,500
Leviathan Bond Ltd. 6.75%, 06/30/2030 (C)	490,000	549,035

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.
6.60%, 10/01/2037	$ 1,561,000	$ 1,975,679
6.80%, 03/15/2032	111,000	139,943
Marathon Petroleum Corp. 4.50%, 04/01/2048	804,000	862,788
Medco Bell Pte Ltd. 6.38%, 01/30/2027 (C) (J)	1,350,000	1,382,400
MEG Energy Corp.
6.50%, 01/15/2025 (B)	1,839,000	1,899,917
7.13%, 02/01/2027 (B)	787,000	840,343
MPLX, LP
3.50%, 12/01/2022	67,000	69,785
Fixed until 02/15/2023 (K), 6.88% (A)	5,500,000	5,568,750
Murphy Oil Corp. 6.38%, 07/15/2028	1,193,000	1,210,895
Murphy Oil USA, Inc.
3.75%, 02/15/2031 (B)	170,000	167,450
4.75%, 09/15/2029	1,125,000	1,181,250
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50%, 02/01/2026 (B)	1,650,000	1,728,375
Northern Natural Gas Co. 3.40%, 10/16/2051 (B)	765,000	759,294
NuStar Logistics, LP
5.75%, 10/01/2025	578,000	622,073
6.38%, 10/01/2030	869,000	956,986
Occidental Petroleum Corp.
5.88%, 09/01/2025 (J)	920,000	1,005,100
6.13%, 01/01/2031	712,000	792,100
6.38%, 09/01/2028	1,419,000	1,589,280
Oil & Natural Gas Corp. Ltd. 3.38%, 12/05/2029 (C)	1,000,000	993,383
Oil India International Pte Ltd. 4.00%, 04/21/2027 (C)	2,033,000	2,143,046
Oleoducto Central SA 4.00%, 07/14/2027 (B)	550,000	582,313
ONEOK Partners, LP 6.65%, 10/01/2036	982,000	1,263,335
ONGC Videsh Ltd. 4.63%, 07/15/2024 (C)	1,000,000	1,087,863
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 02/15/2028	1,508,000	1,137,914
Pertamina Persero PT
3.10%, 08/27/2030 (B)	875,000	892,089
4.30%, 05/20/2023 (C)	1,000,000	1,060,000
5.63%, 05/20/2043 (C)	2,000,000	2,308,352
6.45%, 05/30/2044 (C)	3,000,000	3,829,767
Petrobras Global Finance BV 5.60%, 01/03/2031	850,000	917,575
Petroleos Mexicanos
6.50%, 03/13/2027	900,000	951,750
6.84%, 01/23/2030	1,170,000	1,202,175
Petronas Capital Ltd.
3.40%, 04/28/2061 (B)	930,000	904,808
3.50%, 04/21/2030 (C)	2,000,000	2,156,720
4.55%, 04/21/2050 (C)	1,500,000	1,771,921

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	$ 298,000	$ 276,369
6.65%, 01/15/2037	707,000	839,384
Raizen Fuels Finance SA 5.30%, 01/20/2027 (C)	1,300,000	1,456,676
Range Resources Corp. 8.25%, 01/15/2029 (B)	770,000	835,273
Santos Finance Ltd. 3.65%, 04/29/2031 (B)	766,000	764,086
Saudi Arabian Oil Co.
3.25%, 11/24/2050 (B)	345,000	316,387
4.25%, 04/16/2039 (C)	2,350,000	2,560,051
SEPLAT Petroleum Development Co. PLC 7.75%, 04/01/2026 (B)	1,400,000	1,431,500
Shell International Finance BV
3.63%, 08/21/2042	157,000	170,680
4.00%, 05/10/2046	2,241,000	2,508,367
Sinopec Group Overseas Development Ltd. 2.95%, 11/12/2029 (B)	1,800,000	1,840,482
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 7.50%, 06/15/2025 (B)	1,581,000	1,646,643
Suncor Energy, Inc. 5.95%, 05/15/2035	139,000	177,975
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031 (B)	1,199,000	1,251,109
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026 (C)	1,000,000	1,080,000
Total Capital International SA
2.88%, 02/17/2022	559,000	570,686
3.46%, 07/12/2049	709,000	719,920
TOTAL SE Fixed until 04/04/2024 (K), 1.75% (A) (C)	EUR 650,000	799,045
Transportadora de Gas del Peru SA 4.25%, 04/30/2028 (C)	$2,050,000	2,225,029
Valero Energy Corp. 2.15%, 09/15/2027	106,000	105,411
Valero Energy Partners, LP 4.38%, 12/15/2026	204,000	230,170
Williams Cos., Inc.
5.40%, 03/04/2044	900,000	1,062,368
5.75%, 06/24/2044	212,000	262,303

		127,951,508

Paper & Forest Products - 0.7%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030 (C)	1,000,000	1,080,000
4.25%, 04/30/2029 (C)	1,000,000	1,088,760
Clearwater Paper Corp. 4.75%, 08/15/2028 (B)	1,560,000	1,571,809
Domtar Corp. 6.75%, 02/15/2044	2,030,000	2,607,569

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products (continued)
Georgia-Pacific LLC 0.95%, 05/15/2026 (B)	$ 262,000	$ 255,859
Inversiones CMPC SA
3.00%, 04/06/2031 (B) (J)	1,083,000	1,073,795
4.38%, 05/15/2023 (C)	1,500,000	1,585,515
Suzano Austria GmbH 3.75%, 01/15/2031	1,583,000	1,620,596

		10,883,903

Personal Products - 0.4%
Coty, Inc. 6.50%, 04/15/2026 (B) (J)	2,072,000	2,084,929
Edgewell Personal Care Co. 4.13%, 04/01/2029 (B)	1,200,000	1,197,000
Herbalife Nutrition Ltd. / HLF Financing, Inc. 7.88%, 09/01/2025 (B)	414,000	450,225
HLF Financing SARL LLC / Herbalife International, Inc. 7.25%, 08/15/2026 (B)	1,921,000	2,007,445
Natura Cosmeticos SA 4.13%, 05/03/2028 (B) (I)	415,000	420,715

		6,160,314

Pharmaceuticals - 0.9%
Bayer AG
1.38%, 07/06/2032 (C) (J)	EUR 1,100,000	1,346,676
Fixed until 07/01/2024, 3.75% (A), 07/01/2074 (C)	615,000	784,811
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	$ 204,000	202,183
2.55%, 11/13/2050	870,000	779,346
3.25%, 02/20/2023	548,000	574,888
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029 (B)	192,000	185,760
5.00%, 07/15/2027 (B)	591,000	618,334
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 06/30/2028 (B)	571,000	433,960
GlaxoSmithKline Capital, Inc. 3.38%, 05/15/2023	134,000	142,187
Merck KGaA Fixed until 06/09/2026, 1.63% (A), 09/09/2080 (C)	EUR 700,000	860,561
Mylan, Inc. 5.20%, 04/15/2048	$806,000	935,158
Organon Finance 1 LLC
4.13%, 04/30/2028 (B)	832,000	852,376
5.13%, 04/30/2031 (B)	458,000	475,221
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (B)	1,256,000	1,321,940
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	316,000	343,100
Takeda Pharmaceutical Co. Ltd.
1.38%, 07/09/2032	EUR 845,000	1,051,638
3.18%, 07/09/2050	$722,000	685,919
Upjohn Finance BV 1.91%, 06/23/2032 (C)	EUR 960,000	1,212,163

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
1.65%, 06/22/2025 (B)	$258,000	$ 260,500
3.85%, 06/22/2040 (B)	454,000	463,027
4.00%, 06/22/2050 (B)	623,000	618,438
Wyeth LLC 5.95%, 04/01/2037	216,000	300,414

		14,448,600

Professional Services - 0.1%
Korn Ferry 4.63%, 12/15/2027 (B)	935,000	973,429
TriNet Group, Inc. 3.50%, 03/01/2029 (B)	1,405,000	1,371,631

		2,345,060

Real Estate Management & Development - 2.6%
Aroundtown SA
0.63%, 07/09/2025 (C)	EUR 800,000	978,314
1.45%, 07/09/2028 (C)	1,100,000	1,383,070
China Aoyuan Group Ltd. 8.50%, 01/23/2022 (C)	$360,000	367,380
China Evergrande Group 9.50%, 04/11/2022 (C)	1,000,000	980,500
China SCE Group Holdings Ltd. 5.88%, 03/10/2022 (C)	1,860,000	1,878,718
CIFI Holdings Group Co. Ltd. 6.45%, 11/07/2024 (C)	1,400,000	1,484,357
Country Garden Holdings Co. Ltd.
5.63%, 12/15/2026 (C)	1,810,000	2,008,920
7.25%, 04/08/2026 (C)	1,000,000	1,104,783
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	1,323,000	1,415,610
Goodman HK Finance 3.00%, 07/22/2030 (C)	2,000,000	2,000,400
Heimstaden Bostad AB 1.13%, 01/21/2026 (C)	EUR 655,000	810,625
Hongkong Land Finance Cayman Islands Co. Ltd. 2.88%, 05/27/2030 (C)	$3,500,000	3,585,372
Hysan MTN Ltd. 2.88%, 06/02/2027 (C)	1,500,000	1,571,111
Kennedy-Wilson, Inc. 4.75%, 03/01/2029	997,000	1,030,649
KWG Group Holdings Ltd. 5.88%, 11/10/2024 (C)	900,000	918,450
Logicor Financing SARL 0.75%, 07/15/2024 (C)	EUR 1,050,000	1,284,814
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (C)	$445,000	464,138
3.85%, 01/13/2032 (C)	800,000	826,566
3.88%, 07/13/2022 (C)	1,000,000	1,027,120
3.95%, 09/16/2029 (C)	2,173,000	2,276,465
4.50%, 01/16/2028 (C)	2,000,000	2,168,500
Newmark Group, Inc. 6.13%, 11/15/2023	162,000	176,580
RKPF Overseas Ltd. 5.90%, 03/05/2025 (C)	450,000	467,100
Samhallsbyggnadsbolaget i Norden AB 1.75%, 01/14/2025 (C)	EUR 790,000	996,839

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Sun Hung Kai Properties Capital Market Ltd. 2.75%, 05/13/2030 (C)	$3,500,000	$ 3,548,123
Sunac China Holdings Ltd. 6.65%, 08/03/2024 (C)	900,000	927,450
Times China Holdings Ltd. 6.75%, 07/16/2023 - 07/08/2025 (C)	1,540,000	1,568,018
Vanke Real Estate Hong Kong Co. Ltd. 3.50%, 11/12/2029 (C)	2,287,000	2,308,173
Yuzhou Group Holdings Co. Ltd.
7.38%, 01/13/2026 (C)	1,500,000	1,260,685
7.70%, 02/20/2025 (C)	580,000	509,229

		41,328,059

Road & Rail - 0.7%
AerCap Global Aviation Trust Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	1,625,000	1,730,625
Burlington Northern Santa Fe LLC 4.45%, 03/15/2043	1,976,000	2,383,599
Canadian Pacific Railway Co. 6.13%, 09/15/2115	317,000	474,934
CMB International Leasing Management Ltd.
3.00%, 07/03/2024 (C)	2,400,000	2,485,848
3.63%, 07/03/2029 (C)	1,500,000	1,508,417
Kansas City Southern
3.50%, 05/01/2050	661,000	674,377
4.70%, 05/01/2048	182,000	217,652
Norfolk Southern Corp. 4.10%, 05/15/2049	1,242,000	1,398,344
NTT Finance Corp. 0.34%, 03/03/2030 (B)	EUR 640,000	763,858

		11,637,654

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.50%, 02/15/2041 (B)	$539,000	518,523
4.15%, 11/15/2030	728,000	795,353
Intel Corp. 3.40%, 03/25/2025	432,000	472,786
ON Semiconductor Corp. 3.88%, 09/01/2028 (B)	652,000	671,152
TSMC Global Ltd. 0.75%, 09/28/2025 (B)	231,000	226,001

		2,683,815

Software - 0.7%
Camelot Finance SA 4.50%, 11/01/2026 (B)	950,000	983,250
Microsoft Corp.
2.40%, 02/06/2022	929,000	943,072
2.53%, 06/01/2050	422,000	392,420
3.04%, 03/17/2062	1,859,000	1,852,357
Oracle Corp.
2.30%, 03/25/2028	388,000	394,080
3.80%, 11/15/2037	2,983,000	3,163,582
4.00%, 11/15/2047	806,000	840,230
4.10%, 03/25/2061	568,000	592,104
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	975,000	945,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
SS&C Technologies, Inc. 5.50%, 09/30/2027 (B)	$ 1,305,000	$ 1,386,399

		11,493,244

Specialty Retail - 0.3%
Advance Auto Parts, Inc. 1.75%, 10/01/2027	109,000	107,880
Carvana Co. 5.50%, 04/15/2027 (B)	724,000	732,724
Home Depot, Inc. 3.35%, 04/15/2050	632,000	666,133
LCM Investments Holdings II LLC 4.88%, 05/01/2029 (B)	507,000	518,620
Lowe’s Cos., Inc. 4.05%, 05/03/2047	1,231,000	1,363,880
Movida Europe SA 5.25%, 02/08/2031 (B)	1,035,000	1,016,039

		4,405,276

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
0.75%, 05/11/2023	194,000	195,887
1.38%, 05/24/2029	EUR 600,000	790,224
2.05%, 09/11/2026	$128,000	133,659
2.55%, 08/20/2060	1,453,000	1,275,899
2.65%, 02/08/2051	1,535,000	1,421,360
Dell Bank International DAC 1.63%, 06/24/2024 (C)	EUR 650,000	818,082
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (B)	$982,000	1,451,848
Diebold Nixdorf, Inc.
8.50%, 04/15/2024 (J)	1,002,000	1,023,292
9.38%, 07/15/2025 (B)	581,000	647,089
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	599,000	604,516
6.20%, 10/15/2035	676,000	897,563
NCR Corp. 5.13%, 04/15/2029 (B)	1,374,000	1,413,502

		10,672,921

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. Fixed until 11/06/2023, 5.90% (A), 11/06/2028 (J)	155,000	168,032
NMI Holdings, Inc. 7.38%, 06/01/2025 (B)	1,202,000	1,382,300

		1,550,332

Trading Companies & Distributors - 0.4%
BOC Aviation Ltd.
2.63%, 09/17/2030 (B)	2,770,000	2,678,245
3.00%, 09/11/2029 (C)	2,500,000	2,500,950
3.25%, 04/29/2025 (C)	1,000,000	1,043,619
GATX Corp. 4.35%, 02/15/2024	221,000	242,034

		6,464,848

Transportation Infrastructure - 0.4%
DP World PLC
5.63%, 09/25/2048 (B)	1,500,000	1,818,300
5.63%, 09/25/2048 (C)	300,000	363,660

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Heathrow Funding Ltd. 1.50%, 10/12/2027 (C)	EUR 1,050,000	$ 1,318,002
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.40%, 11/15/2026 (B)	$140,000	151,736
4.20%, 04/01/2027 (B) (J)	103,000	115,721
Rumo Luxembourg SARL 5.25%, 01/10/2028 (B)	460,000	488,980
Simpar Europe SA 5.20%, 01/26/2031 (B)	1,660,000	1,674,542

		5,930,941

Water Utilities - 0.0% (D)
Essential Utilities, Inc. 3.35%, 04/15/2050	427,000	421,878

Wireless Telecommunication Services - 1.0%
Altice France SA
5.13%, 07/15/2029 (B)	565,000	565,768
5.50%, 01/15/2028 (B)	464,000	478,013
7.38%, 05/01/2026 (B)	1,289,000	1,336,435
America Movil SAB de CV 4.38%, 04/22/2049	521,000	611,477
Colombia Telecomunicaciones SA ESP 4.95%, 07/17/2030 (B)	1,328,000	1,403,922
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026 (C)	1,500,000	1,668,506
MTN Mauritius Investments Ltd.
4.76%, 11/11/2024 (C)	800,000	847,024
6.50%, 10/13/2026 (C)	900,000	1,019,025
T-Mobile USA, Inc.
2.25%, 11/15/2031 (B)	246,000	235,661
3.00%, 02/15/2041 (B)	1,329,000	1,242,861
3.60%, 11/15/2060 (B)	449,000	429,953
Turkcell Iletisim Hizmetleri AS 5.80%, 04/11/2028 (C)	1,070,000	1,118,747
Vodafone Group PLC
4.88%, 06/19/2049	509,000	617,583
5.25%, 05/30/2048	1,084,000	1,367,685
Fixed until 01/04/2029, 7.00% (A), 04/04/2079	2,614,000	3,188,273

		16,130,933

Total Corporate Debt Securities (Cost $1,048,225,856)		1,081,164,804

FOREIGN GOVERNMENT OBLIGATIONS - 6.1%
Chile - 0.0% (D)
Chile Government International Bond 3.50%, 04/15/2053	757,000	784,737

Colombia - 0.0% (D)
Colombia Government International Bond 3.25%, 04/22/2032	595,000	583,362

Cote d’Ivoire - 0.6%
Ivory Coast Government International Bond
5.75% (L), 12/31/2032 (C)	2,120,835	2,139,859

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d’Ivoire (continued)
Ivory Coast Government International Bond (continued)
6.13%, 06/15/2033 (C)	$ 4,000,000	$ 4,235,560
6.38%, 03/03/2028 (C)	3,700,000	4,087,930

		10,463,349

Dominican Republic - 0.7%
Dominican Republic International Bond 4.88%, 09/23/2032 (C)	10,000,000	10,465,000

Egypt - 0.7%
Egypt Government International Bond
7.63%, 05/29/2032 (C)	1,600,000	1,698,720
7.63%, 05/29/2032 (B)	8,600,000	9,130,620

		10,829,340

Ghana - 0.7%
Ghana Government International Bond
8.63%, 04/07/2034 (B)	1,255,000	1,294,231
10.75%, 10/14/2030 (C)	8,500,000	10,728,700

		12,022,931

Hong Kong - 0.1%
Airport Authority Fixed until 03/08/2028 (K), 2.40% (A) (C)	2,000,000	1,976,320

India - 0.1%
Export-Import Bank of India 3.38%, 08/05/2026 (C)	1,300,000	1,375,440

Italy - 0.1%
Italy Buoni Poliennali del Tesoro 3.85%, 09/01/2049 (C)	EUR 475,000	820,990
Republic of Italy Government International Bond 3.88%, 05/06/2051 (I)	$497,000	494,594

		1,315,584

Jordan - 0.6%
Jordan Government International Bond
5.85%, 07/07/2030 (B)	4,300,000	4,453,906
7.38%, 10/10/2047 (C)	4,200,000	4,401,726

		8,855,632

Kenya - 0.7%
Kenya Government International Bond
6.88%, 06/24/2024 (C)	6,600,000	7,311,480
8.00%, 05/22/2032 (C)	3,800,000	4,160,863

		11,472,343

Mexico - 0.2%
Mexico Government International Bond
4.28%, 08/14/2041	1,731,000	1,766,486
4.75%, 03/08/2044	685,000	728,922

		2,495,408

Republic of Korea - 0.5%
Industrial Bank of Korea 1.04%, 06/22/2025 (B)	427,000	424,470
Korea Development Bank
0.50%, 10/27/2023	200,000	200,222
2.75%, 03/19/2023	3,000,000	3,126,035
Korea National Oil Corp.
1.63%, 10/05/2030 (B)	1,430,000	1,347,160

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea (continued)
Korea National Oil Corp. (continued)
2.63%, 04/14/2026 (C)	$ 2,500,000	$ 2,657,120
3.25%, 10/01/2025 (C)	1,000,000	1,083,277

		8,838,284

Supranational - 0.2%
African Development Bank 0.75%, 04/03/2023	221,000	223,082
European Bank for Reconstruction & Development 1.50%, 02/13/2025	268,000	276,702
Inter-American Development Bank 4.38%, 01/24/2044	914,000	1,209,567
International Bank for Reconstruction & Development
0.75%, 11/24/2027	303,000	292,192
3.13%, 11/20/2025	210,000	230,948
International Finance Corp. 0.50%, 03/20/2023 (J)	313,000	314,058

		2,546,549

Turkey - 0.3%
Turkey Government International Bond 5.60%, 11/14/2024	4,450,000	4,472,250

Ukraine - 0.6%
Ukraine Government International Bond
7.25%, 03/15/2033 (B)	4,400,000	4,400,000
7.75%, 09/01/2023 (C)	4,300,000	4,573,153

		8,973,153

Total Foreign Government Obligations (Cost $93,586,061)		97,469,682

LOAN ASSIGNMENTS - 7.2%
Aerospace & Defense - 0.1%
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 3.50%, 3.70% (A), 04/06/2026	679,052	659,274
Term Loan B2,
3-Month LIBOR + 3.50%, 3.70% (A), 04/06/2026	365,082	354,449
Spirit Aerosystems, Inc. Term Loan B, 1-Month LIBOR + 5.25%, 6.00% (A), 01/15/2025	673,101	675,626

		1,689,349

Air Freight & Logistics - 0.0% (D)
Kenan Advantage Group, Inc. Term Loan B1, 1-Month LIBOR + 3.75%, 4.50% (A), 03/24/2026	489,129	486,785

Airlines - 0.2%
AAdvantage Loyalty IP Ltd. Term Loan, TBD, 04/20/2028 (I) (M)	255,050	261,865

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines (continued)
American Airlines, Inc.
Repriced Term Loan B,
1-Month LIBOR + 2.00%, 2.11% (A), 04/28/2023	$ 689,740	$ 664,491
Term Loan,
1-Month LIBOR + 2.00%, 2.11% (A), 12/15/2023	569,072	547,926
Term Loan B,
1-Month LIBOR + 1.75%, 1.86% (A), 06/27/2025	646,000	594,320
Kestrel Bidco, Inc. Term Loan B, 6-Month LIBOR + 3.00%, 4.00% (A), 12/11/2026	856,429	826,811
United Airlines, Inc. Term Loan B, TBD, 04/21/2028 (I) (M)	116,293	117,622

		3,013,035

Auto Components - 0.2%
Les Schwab Tire Centers Term Loan B, 6-Month LIBOR + 3.50%, 4.25% (A), 11/02/2027	539,133	538,684
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.36% (A), 03/20/2025	1,303,586	1,299,513
Term Loan B,
TBD, 05/04/2028 (M)	661,861	660,207
TI Group Automotive Systems LLC Term Loan, 3-Month LIBOR + 3.25%, 3.75% (A), 12/16/2026	121,557	121,405
Wheel Pros LLC Term Loan, 1-Month LIBOR + 5.25%, 6.25% (A), 11/06/2027	437,717	436,896

		3,056,705

Automobiles - 0.0% (D)
CWGS Group LLC Term Loan, 1-Month LIBOR + 2.75%, 3.50% (A), 11/08/2023	497,470	495,674

Biotechnology - 0.0% (D)
Curium BidCo SARL
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.50% (A), 10/27/2028	168,062	169,743
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (A), 12/02/2027	440,800	439,698

		609,441

Building Products - 0.1%
CD&R Hydra Buyer, Inc. Term Loan, 1-Month LIBOR + 4.25%, 5.25% (A), 12/11/2024	890,040	875,301

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
LBM Acquisition LLC
Delayed Draw Term Loan,
TBD, 12/17/2027 (I) (M)	$ 78,404	$ 78,281
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (A), 12/17/2027	352,816	352,266
Quikrete Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.50%, 2.61% (A), 02/01/2027	539,175	533,446

		1,839,294

Capital Markets - 0.2%
Advisor Group, Inc. Term Loan, 1-Month LIBOR + 4.50%, 4.61% (A), 07/31/2026	913,452	912,424
Blackstone CQP Holdco, LP Term Loan B, 3-Month LIBOR + 3.50%, 3.69% (A), 09/30/2024	576,402	575,441
Camelot US Acquisition 1 Co. Term Loan B, 1-Month LIBOR + 3.00%, 3.11% (A), 10/30/2026	580,036	574,236
HighTower Holdings LLC
Delayed Draw Term Loan,
TBD, 04/30/2028 (I) (M)	52,114	51,820
Term Loan B,
TBD, 04/30/2028 (I) (M)	208,454	207,282
NEXUS Buyer LLC Term Loan B, 1-Month LIBOR + 3.75%, 3.86% (A), 11/09/2026	838,035	833,845
PAI Holdco, Inc. Term Loan B, 2-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.50% (A), 10/28/2027	405,388	404,882

		3,559,930

Chemicals - 0.2%
Chemours Co. Term Loan B, 1-Month LIBOR + 1.75%, 1.87% (A), 04/03/2025	806,513	787,157
PQ Corp.
Term Loan B,
3-Month LIBOR + 2.25%, 2.44% (A), 02/07/2027	340,461	337,968
3-Month LIBOR + 3.00%, 4.00% (A), 02/07/2027	69,244	69,136
Starfruit Finco BV Term Loan B, 1-Month LIBOR + 2.75%, 2.87% (A), 10/01/2025	684,332	675,094
Trinseo Materials Operating SCA Term Loan, TBD, 03/18/2028 (I) (M)	545,539	541,788

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Tronox Finance LLC Term Loan B, TBD, 03/13/2028 (I) (M)	$ 354,000	$ 350,713

		2,761,856

Commercial Services & Supplies - 0.4%
Asurion LLC
2nd Lien Term Loan B3,
1-Month LIBOR + 5.25%, 5.36% (A), 01/31/2028	279,330	283,170
Term Loan B6,
1-Month LIBOR + 3.00%, 3.11% (A), 11/03/2023	342,321	341,305
Term Loan B8,
1-Month LIBOR + 3.25%, 3.36% (A), 12/23/2026	380,853	378,056
Cast & Crew Payroll LLC 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 3.86% (A), 02/09/2026	542,824	536,039
Cimpress Public Ltd. Co. Term Loan B, TBD, 04/30/2028 (M)	186,586	185,186
Creative Artists Agency LLC Term Loan B, 1-Month LIBOR + 3.75%, 3.86% (A), 11/26/2026	769,579	762,725
Franchise Group Intermediate Holdco LLC Term Loan B, 3-Month LIBOR + 4.75%, 5.50% (A), 03/10/2026	589,098	589,834
Garda World Security Corp. Term Loan B, 1-Month LIBOR + 4.25%, 4.36% (A), 10/30/2026	620,560	620,819
GFL Environmental, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.50% (A), 05/30/2025	455,407	455,335
Prime Security Services Borrower LLC Term Loan, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 12-Month LIBOR + 2.75%, 3.50% (A), 09/23/2026	1,062,787	1,060,529
Sotheby’s Term Loan B, 3-Month LIBOR + 4.75%, 5.50% (A), 01/15/2027	865,328	871,277
West Corp.
Term Loan,
3-Month LIBOR + 4.00%, 5.00% (A), 10/10/2024	767,775	749,008
Term Loan B1, 1-Month LIBOR + 3.50%,
3-Month LIBOR + 3.50%, 4.50% (A), 10/10/2024	253,484	245,182

		7,078,465

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 0.1%
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (A), 04/06/2026	$ 967,858	$ 959,540

Construction & Engineering - 0.1%
Granite Acquisition, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.25% (A), 03/24/2028	344,789	343,280
Service Logic Acquisition, Inc. Term Loan, 2-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 4.75% (A), 10/29/2027	381,418	380,464
USIC Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.00% (A), 12/08/2023	896,129	893,889
VM Consolidated, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 3.45% (A), 03/19/2028	408,924	406,028

		2,023,661

Construction Materials - 0.0% (D)
Potters Industries LLC Term Loan B, 3-Month LIBOR + 4.00%, 4.75% (A), 12/14/2027	410,814	410,814

Consumer Finance - 0.0% (D)
Altice Financing SA Term Loan B, 3-Month LIBOR + 2.75%, 2.93% (A), 07/15/2025	214,116	209,619

Containers & Packaging - 0.2%
Berlin Packaging LLC Term Loan B, 3-Month LIBOR + 3.25%, 3.75% (A), 03/05/2028	408,880	403,002
BWAY Holding Co. Term Loan B, 3-Month LIBOR + 3.25%, 3.44% (A), 04/03/2024	601,600	580,450
Charter NEX US, Inc. Term Loan, 1-Month LIBOR + 4.25%, 5.00% (A), 12/01/2027	482,046	483,586
Flex Acquisition Co., Inc. Term Loan, 3-Month LIBOR + 3.50%, 4.00% (A), 02/23/2028	582,980	576,179
TricorBraun Holdings, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 3.25%, 1.63% - 3.75% (A), 03/03/2028	3,622	3,585
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (A), 03/03/2028	483,110	478,212

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Trident TPI Holdings, Inc. Term Loan B1, 3-Month LIBOR + 3.00%, 4.00% (A), 10/17/2024 (I)	$ 470,846	$ 467,819

		2,992,833

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 2.87% - 2.94% (A), 05/18/2025	1,535,410	1,488,869

Diversified Financial Services - 0.1%
AI Ladder Subco SARL Term Loan, 1-Month LIBOR + 4.50%, 4.61% (A), 07/09/2025	605,891	605,891
Claros Mortgage Trust, Inc. Term Loan B, 1-Month LIBOR + 5.00%, 6.00% (A), 08/09/2026	686,729	685,012
Stars Group Holdings BV Term Loan, 3-Month LIBOR + 3.50%, 3.70% (A), 07/10/2025	422,648	423,705

		1,714,608

Diversified Telecommunication Services - 0.3%
Cablevision Lightpath LLC Term Loan B, 1-Month LIBOR + 3.25%, 3.75% (A), 11/30/2027	469,412	467,317
Intelsat Jackson Holdings SA
Term Loan,
3-Month LIBOR + 5.50%, 6.50% (A), 07/13/2022	194,844	196,598
Term Loan B3,
Prime Rate + 4.75%, 8.00% (A), 11/27/2023	943,000	957,314
Iridium Satellite LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (A), 11/04/2026	654,451	655,576
Telesat Canada Term Loan B5, 1-Month LIBOR + 2.75%, 2.87% (A), 12/07/2026 (I)	919,666	869,766
Virgin Media Bristol LLC Term Loan Q, TBD, 01/31/2029 (I) (M)	342,000	341,206
Zayo Group Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.11% (A), 03/09/2027	707,636	700,370

		4,188,147

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.50% (A), 12/02/2024	838,459	835,314

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electrical Equipment (continued)
EXC Holdings III Corp. (continued)
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 12/01/2025	$ 347,000	$ 345,482
Gates Global LLC Term Loan B3, 1-Month LIBOR + 2.75%, 3.50% (A), 03/31/2027	405,941	404,334
Watlow Electric Manufacturing Co. Term Loan B, TBD, 03/02/2028 (I) (M)	430,488	429,950

		2,015,080

Electronic Equipment, Instruments & Components - 0.1%
Tech Data Corp.
Term Loan,
1-Month LIBOR + 3.50%, 3.61% (A), 06/30/2025	575,463	576,902
1-Month LIBOR + 5.50%, 5.61% (A), 06/30/2025	657,448	659,913
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 4.18% (A), 08/20/2025	367,773	360,954

		1,597,769

Energy Equipment & Services - 0.0% (D)
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.63% (A), 05/09/2025	163,081	162,062
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (A), 06/03/2027	369,293	376,448

		538,510

Food Products - 0.1%
Dole Food Co., Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (A), 04/06/2024	595,622	594,878
Nomad Foods Europe Midco Ltd. Term Loan B4, 1-Month LIBOR + 2.25%, 2.36% (A), 05/15/2024	872,950	864,688

		1,459,566

Health Care Equipment & Supplies - 0.0% (D)
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (A), 06/30/2025	691,365	690,021

Health Care Providers & Services - 0.4%
Cano Health LLC
Delayed Draw Term Loan,
3-Month LIBOR + 4.75%, 6-Month LIBOR + 4.75%, 4.75% - 5.50% (A), 11/19/2027	67,488	67,370
Term Loan,
3-Month LIBOR + 4.75%, 5.50% (A), 11/19/2027	350,058	349,446

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Envision Healthcare Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 3.86% (A), 10/10/2025	$ 933,068	$ 786,776
Gainwell Acquisition Corp. Term Loan B, 3-Month LIBOR + 4.00%, 4.75% (A), 10/01/2027	252,632	252,395
HC Group Holdings II, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 3.86% (A), 08/06/2026	998,651	997,902
MedRisk, Inc. Term Loan B, TBD, 04/01/2028 (I) (M)	402,595	400,079
MPH Acquisition Holdings LLC Term Loan B, 3-Month LIBOR + 2.75%, 3.75% (A), 06/07/2023	356,298	354,354
Quantum Health, Inc. Term Loan B, 3-Month LIBOR + 5.00%, 5.75% (A), 12/22/2027	604,671	604,671
RadNet, Inc. Term Loan, TBD, 04/22/2028 (I) (M)	352,649	350,959
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 3.86% (A), 11/16/2025	821,898	818,713
Team Health Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.75% (A), 02/06/2024	948,912	883,675
Upstream Newco, Inc. Term Loan, 1-Month LIBOR + 4.50%, 4.61% (A), 11/20/2026	710,781	709,448

		6,575,788

Health Care Technology - 0.1%
Change Healthcare Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 3-Month LIBOR + 2.50%, 3.50% (A), 03/01/2024	771,050	770,086
Navicure, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 4.11% (A), 10/22/2026	675,259	674,697

		1,444,783

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. Term Loan B, 1-Month LIBOR + 7.50%, 8.50% (A), 06/30/2025	445,455	458,262
Connect Finco SARL Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (A), 12/11/2026	639,540	637,409

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc.
Term Loan,
3-Month LIBOR + 12.00%, 13.00% (A), 10/04/2023	$ 5,575	$ 6,272
Term Loan B,
2-Month LIBOR + 2.50%, 3.25% (A), 10/04/2023	964,591	952,052
Herschend Entertainment Co. LLC Term Loan B, 3-Month LIBOR + 5.75%, 6.75% (A), 08/25/2025	687,669	699,704
Hornblower Sub LLC Repriced Term Loan B, 3-Month LIBOR + 4.50%, 5.50% (A), 04/27/2025	994,684	1,045,661
IRB Holding Corp.
Term Loan,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 4.25% (A), 12/15/2027	127,505	127,053
Term Loan B,
3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.75% (A), 02/05/2025	901,625	894,737
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 3.45% (A), 11/12/2026	46,478	44,875
Term Loan B1,
3-Month LIBOR + 3.25%, 3.45% (A), 11/12/2026	353,641	341,440
NEP / NCP Holdco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 3.36% (A), 10/20/2025	931,567	903,287
PCI Gaming Authority Term Loan, 1-Month LIBOR + 2.50%, 2.61% (A), 05/29/2026	352,939	349,740
PF Chang’s China Bistro, Inc. Term Loan B, 1-Month LIBOR + 6.25%, 6.36% (A), 03/01/2026	597,381	573,486
Scientific Games International, Inc. Term Loan B5, 1-Month LIBOR + 2.75%, 2.86% (A), 08/14/2024	1,052,095	1,035,716
Station Casinos LLC Term Loan B, 1-Month LIBOR + 2.25%, 2.50% (A), 02/08/2027	722,529	711,691
Travelport Finance SARL
Term Loan,
12-Month LIBOR + 1.50%, PIK Rate 6.50%, Cash Rate 0.00%, 2.50% - 6.50% (A), 02/28/2025 (E)	543,486	554,186
3-Month LIBOR + 5.00%, 5.20% (A), 05/29/2026	201,771	173,344
3-Month LIBOR + 5.00%, 5.20% (A), 05/29/2026	644,554	549,482

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC Term Loan B, 1-Month LIBOR + 2.75%, 2.87% (A), 07/31/2026	$ 663,343	$ 658,700
Zaxby’s Operating Co. LLC 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 4.50% (A), 12/28/2027	475,510	475,510

		11,192,607

Household Durables - 0.1%
API Heat Transfer ThermaSys Corp. 2nd Lien Term Loan, 3-Month LIBOR + 0.00%, PIK Rate, 12.00%, Cash Rate 0.00%, 12.00% (A), 12/29/2023 (E) (F)	511,154	217,241
CHI Overhead Doors, Inc. Term Loan, 1-Month LIBOR + 3.50%, 4.50% (A), 07/31/2025	604,248	604,248
CNT Holdings I Corp. 2nd Lien Term Loan, 3-Month LIBOR + 6.75%, 7.50% (A), 10/16/2028	205,369	207,423

		1,028,912

Household Products - 0.0% (D)
Diamond BV Term Loan, 2-Month LIBOR + 3.00%, 3.15% - 3.19% (A), 09/06/2024	479,697	477,213

Independent Power & Renewable Electricity Producers - 0.0% (D)
Terra-Gen Finance Co. LLC Term Loan B, 1-Month LIBOR + 4.25%, 5.25% (A), 12/09/2021	269,565	266,196

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (A), 05/09/2025	1,073,207	1,060,401
Term Loan B3,
TBD, 10/08/2027 (I) (M)	73,706	73,648
AmWINS Group, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 3.00% (A), 02/19/2028	597,553	591,044
Hyperion Insurance Group Ltd. Term Loan B, 1-Month LIBOR + 3.25%, 4.00% (A), 11/12/2027	666,429	662,819
LEB Holdings, Inc Term Loan B, 1-Month LIBOR + 4.00%, 4.75% (A), 11/02/2027	553,688	553,688
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (A), 12/31/2025	1,227,558	1,209,400

		4,151,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services - 0.2%
Banff Merger Sub, Inc. Term Loan, 1-Month LIBOR + 3.75%, 3.86% (A), 10/02/2025	$ 826,875	$ 821,894
Moneygram International, Inc. Term Loan B, 1-Month LIBOR + 6.00%, 7.00% (A), 06/30/2023	586,390	586,390
Peraton Holding Corp.
Delayed Draw Term Loan B,
TBD, 02/01/2028 (I) (M)	254,875	254,504
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/01/2028	144,823	144,612
PI US MergerCo, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.50% (A), 01/03/2025	884,772	883,420
Rackspace Hosting, Inc. Term Loan, 3-Month LIBOR + 2.75%, 3.50% (A), 02/15/2028	860,085	853,205
Tempo Acquisition LLC Term Loan, 1-Month LIBOR + 3.25%, 3.75% (A), 11/02/2026	339,331	338,992

		3,883,017

Life Sciences Tools & Services - 0.1%
Parexel International Corp. Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (A), 09/27/2024	815,688	807,871
PPD, Inc. Term Loan, 1-Month LIBOR + 2.25%, 2.75% (A), 01/13/2028	479,687	478,607

		1,286,478

Machinery - 0.1%
American Trailer World Corp. Term Loan B, 1-Month LIBOR + 3.75%, 4.50% (A), 03/03/2028	190,201	188,656
Patriot Container Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.50% (A), 03/20/2025	782,022	776,157

		964,813

Media - 0.3%
CSC Holdings LLC Term Loan B5, 1-Month LIBOR + 2.50%, 2.61% (A), 04/15/2027	694,493	689,905
E.W. Scripps Co. Term Loan B3, 1-Month LIBOR + 3.00%, 3.75% (A), 01/07/2028	422,156	421,233

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Gray Television, Inc. Term Loan C, 1-Month LIBOR + 2.50%, 2.62% (A), 01/02/2026	$ 373,843	$ 371,350
Nexstar Broadcasting, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 2.62% (A), 09/18/2026	502,433	499,920
Rentpath, Inc. 2nd Lien Term Loan, TBD, 05/03/2028 (M)	633,000	22,155
Terrier Media Buyer, Inc. Term Loan, 1-Month LIBOR + 3.50%, 3.61% (A), 12/17/2026	1,011,727	1,004,139
Univision Communications, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.75% (A), 03/15/2026	836,988	837,930
UPC Broadband Holding BV Term Loan B2, 1-Month LIBOR + 3.50%, 3.61% (A), 01/31/2029	479,191	478,549
UPC Financing Partnership Term Loan AX, TBD, 01/31/2029 (I) (M)	314,713	311,828
Ziggo Financing Partnership Term Loan I, 1-Month LIBOR + 2.50%, 2.61% (A), 04/30/2028	559,305	553,246

		5,190,255

Metals & Mining - 0.1%
US Silica Co. Term Loan B, 1-Month LIBOR + 4.00%, 5.00% (A), 05/01/2025	1,157,962	1,108,336
WP CPP Holdings LLC Term Loan, 1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.75% (A), 04/30/2025	802,443	778,035

		1,886,371

Mortgage Real Estate Investment Trusts - 0.0% (D)
Apollo Commercial Real Estate Finance, Inc. Term Loan B1, 1-Month LIBOR + 3.50%, 4.00% (A), 03/06/2028	550,130	546,004

Oil, Gas & Consumable Fuels - 0.2%
Buckeye Partners, LP Term Loan B, 3-Month LIBOR + 2.25%, 2.36% (A), 11/01/2026	523,720	521,298
EG America LLC
2nd Lien Term Loan,
1-Month LIBOR + 8.00%, 8.11% (A), 04/20/2026	175,229	173,623
Term Loan,
3-Month LIBOR + 4.00%, 4.20% (A), 02/07/2025	961,885	946,494

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Lucid Energy Group II Borrower LLC 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.00% (A), 02/17/2025	$ 609,429	$ 600,034
Medallion Midland Acquisition LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.25% (A), 10/30/2024	553,887	547,886

		2,789,335

Paper & Forest Products - 0.1%
Vertical Midco GmbH Term Loan B, 6-Month LIBOR + 4.25%, 4.48% (A), 07/30/2027	736,400	737,320

Personal Products - 0.1%
Coty, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 2.36% (A), 04/07/2025	764,646	729,600

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.86% (A), 11/27/2025	834,901	832,244
1-Month LIBOR + 3.00%, 3.11% (A), 06/02/2025	107,014	106,835
Endo Luxembourg Finance Co. I SARL Term Loan, 1-Month LIBOR + 5.00%, 5.75% (A), 03/27/2028	742,032	721,163
Organon & Co. Term Loan, TBD, 04/07/2028 (I) (M)	238,233	237,510

		1,897,752

Professional Services - 0.1%
Everi Payments, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.50% (A), 05/09/2024	784,412	777,744

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC Term Loan B, 1-Month LIBOR + 2.25%, 3.00% (A), 04/18/2024	1,304,008	1,288,975
Cushman & Wakefield US Borrower LLC Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (A), 08/21/2025	586,663	571,752

		1,860,727

Road & Rail - 0.0% (D)
PODS LLC Term Loan B, 1-Month LIBOR + 3.00%, 3.75% (A), 03/31/2028	337,135	335,569

	Principal	Value
LOAN ASSIGNMENTS (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Bright Bidco BV Term Loan B, 6-Month LIBOR + 3.50%, 4.50% (A), 06/30/2024 (I)	$ 619,461	$ 472,490
MaxLinear, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3.25% (A), 05/12/2024	409,814	409,301

		881,791

Software - 0.8%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 3.50% (A), 09/19/2024	586,657	583,906
2nd Lien Term Loan,
3-Month LIBOR + 5.50%, 6.25% (A), 09/19/2025	176,265	177,697
CCC Information Services, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.00% (A), 04/29/2024	784,787	784,624
Comet Acquisition, Inc. Term Loan, 3-Month LIBOR + 3.25%, 3.45% (A), 10/24/2025	789,275	778,423
Corel Corp. Term Loan, 3-Month LIBOR + 5.00%, 5.19% (A), 07/02/2026	843,676	840,864
DCert Buyer, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 7.11% (A), 02/16/2029	151,488	152,246
Term Loan B,
1-Month LIBOR + 4.00%, 4.11% (A), 10/16/2026	972,849	971,111
Epicor Software Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 8.75% (A), 07/31/2028	109,907	112,654
Term Loan,
1-Month LIBOR + 3.25%, 4.00% (A), 07/30/2027	857,690	855,936
Finastra USA, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.50%, 4.50% (A), 06/13/2024	1,002,934	984,756
2nd Lien Term Loan,
6-Month LIBOR + 7.25%, 8.25% (A), 06/13/2025	265,000	267,153
Helios Software Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 3.93% (A), 03/05/2028	456,070	452,459
IGT Holding IV AB Term Loan, TBD, 03/23/2028 (I) (M)	195,428	194,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Informatica LLC Term Loan B, 1-Month LIBOR + 3.25%, 3.36% (A), 02/25/2027	$ 550,869	$ 545,446
ION Trading Finance Ltd. Term Loan, 3-Month LIBOR + 4.75%, 4.95% (A), 04/01/2028	606,748	606,559
NIC Acquisition Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.50% (A), 12/29/2028	126,316	127,105
Term Loan,
6-Month LIBOR + 3.75%, 4.50% (A), 12/29/2027 (I)	361,768	357,472
Project Boost Purchaser LLC Term Loan B, 1-Month LIBOR + 3.50%, 3.61% (A), 06/01/2026	1,008,422	999,808
RealPage, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 3.75% (A), 04/24/2028	415,444	413,424
Solera LLC Term Loan B, 1-Month LIBOR + 2.75%, 2.86% (A), 03/03/2023	674,610	671,237
SS&C European Holdings SARL Term Loan B4, 1-Month LIBOR + 1.75%, 1.86% (A), 04/16/2025	82,353	81,292
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 1.86% (A), 04/16/2025	111,043	109,609
Term Loan B5,
1-Month LIBOR + 1.75%, 1.86% (A), 04/16/2025	220,807	218,139
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 7.50% (A), 05/03/2027	144,420	148,151
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (A), 05/04/2026	394,540	394,602
VS Buyer LLC Term Loan B, 1-Month LIBOR + 3.00%, 3.11% (A), 02/28/2027	405,544	401,995

		12,231,363

Specialty Retail - 0.2%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 04/13/2028	62,235	61,963
Term Loan B3,
1-Month LIBOR + 2.25%, 2.44% (A), 10/30/2026	339,007	336,041

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Great Outdoors Group LLC Term Loan B, 6-Month LIBOR + 4.25%, 5.00% (A), 03/06/2028	$ 1,081,860	$ 1,085,647
JP Intermediate B LLC Term Loan, 3-Month LIBOR + 5.50%, 6.50% (A), 11/20/2025	287,634	267,499
Leslie’s Poolmart, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.25% (A), 03/04/2028	402,017	399,648
Rent-A-Center, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 4.75% (A), 02/17/2028	376,629	378,041
RVR Dealership Holdings LLC Term Loan B, 3-Month LIBOR + 4.00%, 4.75% (A), 02/08/2028	508,472	505,929
Storable, Inc Term Loan B, 3-Month LIBOR + 3.25%, 3.75% (A), 04/17/2028	235,793	233,435
Wand NewCo 3, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.11% (A), 02/05/2026	601,815	593,258

		3,861,461

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 2.88% (A), 11/06/2023	823,580	802,991
Ingram Micro, Inc. Term Loan B, TBD, 03/31/2028 (I) (M)	296,533	296,385
NCR Corp. Term Loan, 3-Month LIBOR + 2.50%, 2.69% (A), 08/28/2026	573,097	567,366

		1,666,742

Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG Term Loan B, TBD, 04/27/2028 (I) (M)	351,682	351,388
Samsonite International SA Term Loan B2, 1-Month LIBOR + 4.50%, 5.50% (A), 04/25/2025	672,915	675,018
Tory Burch LLC Term Loan B, 3-Month LIBOR + 3.50%, 4.50% (A), 04/14/2028 (I)	412,789	408,920
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (A), 12/15/2024	718,767	688,444

		2,123,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 3.95% (A), 12/12/2025	$ 731,008	$ 690,193
Univar, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 2.36% (A), 07/01/2024	506,058	505,065
Term Loan B5,
1-Month LIBOR + 2.00%, 2.11% (A), 07/01/2026	109,134	108,603

		1,303,861

Wireless Telecommunication Services - 0.1%
Altice France SA
Term Loan B12,
3-Month LIBOR + 3.68%, 3.87% (A), 01/31/2026	766,576	759,869
Term Loan B13,
3-Month LIBOR + 4.00%, 4.20% (A), 08/14/2026	353,071	351,692
Eagle Broadband Investments LLC Term Loan, 3-Month LIBOR + 3.00%, 3.75% (A), 11/12/2027	406,643	405,829

		1,517,390

Total Loan Assignments (Cost $116,270,885)		116,487,433

U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury - 1.3%
U.S. Treasury Bond
1.25%, 05/15/2050	4,117,400	3,189,055
1.38%, 08/15/2050	17,211,000	13,776,867
U.S. Treasury Note
0.13%, 12/31/2022	3,000,000	2,999,297
0.88%, 11/15/2030 (J)	295,000	275,687

Total U.S. Government Obligations (Cost $22,855,127)		20,240,906

	Shares	Value
COMMON STOCKS - 0.0% (D)
Household Durables - 0.0% (D)
API Heat Transfer Intermediate Corp. (F) (H)	472,381	1

Machinery - 0.0% (D)
Ameriforge Group, Inc. (F) (G) (H)	2,679	128,592

Total Common Stocks (Cost $247,541)		128,593

PREFERRED STOCKS - 1.1%
Banks - 0.4%
Bank of America Corp., Series K*, Fixed until 12/15/2066, 6.45% (A)	6,800	187,204
Customers Bancorp, Inc., 5.38%	79,110	2,068,726

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.98% (A)	136,300	$ 3,494,732

		5,750,662

Capital Markets - 0.0% (D)
Oaktree Capital Group LLC, Series B, 6.55%	8,834	237,634

Equity Real Estate Investment Trusts - 0.1%
Office Properties Income Trust, 5.88%	92,487	2,326,048

Household Durables - 0.0% (D)
API Heat Transfer Intermediate Corp., 0.00% (F) (H) (N)	100,682	0

Insurance - 0.2%
American Equity Investment Life Holding Co., Series A, Fixed until 12/01/2024, 5.95% (A) (J)	86,295	2,376,564
Athene Holding Ltd., Series A, Fixed until 06/30/2029, 6.35% (A) (J)	10,512	299,908

		2,676,472

Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (A)	71,159	1,781,110

Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer, LP, Series E, Fixed until 05/15/2024, 7.60% (A) (J)	185,150	4,495,442

Real Estate Management & Development - 0.0% (D)
Brookfield Property Partners, LP, Series A-1, 6.50% (J)	28,625	727,934

Total Preferred Stocks (Cost $17,900,375)		17,995,302

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury Bill 0.06% (O), 09/02/2021 (P)	$20,000,000	19,998,983

Total Short-Term U.S. Government Obligation (Cost $19,996,211)		19,998,983

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 6.6%
Money Market Fund - 6.6%
State Street Institutional U.S. Government Money Market Fund, 0.03% (O)	106,917,219	106,917,219

Total Short-Term Investment Company (Cost $106,917,219)		106,917,219

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (O)	38,311,521	$ 38,311,521

Total Other Investment Company (Cost $38,311,521)		38,311,521

Total Investments (Cost $1,617,685,641)		1,650,747,177
Net Other Assets (Liabilities) - (2.5)%		(39,894,436)

Net Assets - 100.0%		$1,610,852,741

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(1,017)	06/21/2021	$(135,929,248)	$(134,275,781)	$1,653,467	$—
10-Year U.S. Treasury Ultra Note	(809)	06/21/2021	(119,366,960)	(117,747,422)	1,619,538	—
30-Year U.S. Treasury Bond	(343)	06/21/2021	(54,737,391)	(53,936,750)	800,641	—
German Euro BOBL	(118)	06/08/2021	(19,168,524)	(19,113,533)	54,991	—
German Euro Bund	(138)	06/08/2021	(28,526,250)	(28,204,777)	321,473	—
U.S. Treasury Ultra Bond	(712)	06/21/2021	(134,822,099)	(132,365,250)	2,456,849	—

Total Futures Contracts					$6,906,959	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/10/2021	USD	7,757,133	EUR	6,500,000	$—	$(59,013)
JPMS	06/10/2021	USD	78,896,462	EUR	66,175,000	—	(729,016)
JPMS	06/16/2021	USD	69,699,732	EUR	58,075,332	—	(189,410)

Total						$—	$(977,439)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$151,550,019	$—	$151,550,019
Convertible Bond	—	—	482,715	482,715
Corporate Debt Securities	—	1,081,164,804	—	1,081,164,804
Foreign Government Obligations	—	97,469,682	—	97,469,682
Loan Assignments	—	116,487,433	—	116,487,433
U.S. Government Obligations	—	20,240,906	—	20,240,906
Common Stocks	—	1	128,592	128,593
Preferred Stocks	17,995,302	—	—	17,995,302
Short-Term U.S. Government Obligation	—	19,998,983	—	19,998,983
Short-Term Investment Company	106,917,219	—	—	106,917,219
Other Investment Company	38,311,521	—	—	38,311,521

Total Investments	$163,224,042	$1,486,911,828	$611,307	$1,650,747,177

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
Other Financial Instruments
Futures Contracts (S)	$6,906,959	$—	$—	$6,906,959

Total Other Financial Instruments	$6,906,959	$—	$—	$6,906,959

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (S)	$—	$(977,439)	$—	$(977,439)

Total Other Financial Instruments	$—	$(977,439)	$—	$(977,439)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $507,449,657, representing 31.5% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $383,311,857, representing 23.8% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Restricted securities. At April 30, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Bond	Hi-Crush, Inc. PIK Rate 10.00%, Cash Rate 8.00%, 04/09/2026	10/08/2020 - 04/15/2021	$437,219	$482,715	0.0%(D)

Loan Assignments	API Heat Transfer ThermaSys Corp. 2nd Lien Term Loan, 3-Month LIBOR + 0.00%, PIK Rate 12.00%, Cash Rate 0.00%, 12.00%, 12/29/2023	12/31/2018 - 03/31/2021	511,154	217,241	0.0(D)

Common Stocks	API Heat Transfer Intermediate Corp.	12/31/2018	156,455	1	0.0(D)

Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	128,592	0.0(D)

Preferred Stocks	API Heat Transfer Intermediate Corp., 0.00%	12/31/2018	100,682	0	0.0(D)

Total			$1,296,778	$828,549	0.0	%(D)

(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the total value of securities is $611,308, representing less than 0.1% of the Fund’s net assets.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	All or a portion of the securities are on loan. The total value of all securities on loan is $49,622,614, collateralized by cash collateral of $38,311,521 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,351,603. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2021; the maturity date disclosed is the ultimate maturity date.
(M)	All or a portion of the security represents unsettled loan commitments at April 30, 2021 where the rate will be determined at time of settlement.
(N)	Security deemed worthless.
(O)	Rates disclosed reflect the yields at April 30, 2021.
(P)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $13,499,314.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp.	223,964	$18,642,763

Air Freight & Logistics - 1.0%
FedEx Corp.	74,451	21,613,870

Automobiles - 1.1%
Tesla, Inc. (A)	33,403	23,697,424

Beverages - 2.4%
Constellation Brands, Inc., Class A	108,278	26,021,369
Monster Beverage Corp. (A)	241,733	23,460,188

		49,481,557

Biotechnology - 3.3%
Exact Sciences Corp. (A) (B)	81,719	10,772,199
Horizon Therapeutics PLC (A)	123,260	11,662,861
Regeneron Pharmaceuticals, Inc. (A)	32,485	15,635,031
Seagen, Inc. (A)	82,883	11,915,260
Vertex Pharmaceuticals, Inc. (A)	85,136	18,576,675

		68,562,026

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	216,500	22,728,170

Capital Markets - 0.6%
S&P Global, Inc.	30,474	11,896,745

Chemicals - 1.0%
PPG Industries, Inc.	128,373	21,982,593

Commercial Services & Supplies - 0.6%
Copart, Inc. (A)	100,185	12,474,034

Consumer Finance - 1.5%
American Express Co.	211,340	32,408,989

Entertainment - 3.0%
Netflix, Inc. (A)	76,380	39,218,838
Walt Disney Co. (A)	125,594	23,362,996

		62,581,834

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	75,949	19,349,527

Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	193,962	16,620,604
Becton Dickinson & Co.	55,886	13,904,995
Edwards Lifesciences Corp. (A)	173,109	16,535,372
Teleflex, Inc.	41,571	17,562,916

		64,623,887

Health Care Providers & Services - 2.7%
agilon health, Inc. (A)	69,500	2,191,335
UnitedHealth Group, Inc.	136,642	54,492,830

		56,684,165

Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc., Class A (A)	54,115	9,346,202
Booking Holdings, Inc. (A)	12,207	30,103,438
Chipotle Mexican Grill, Inc. (A)	17,024	25,400,319
McDonald’s Corp.	58,028	13,699,250
Penn National Gaming, Inc. (A) (B)	136,997	12,209,173

		90,758,382

Household Products - 1.2%
Procter & Gamble Co.	182,853	24,396,247

Interactive Media & Services - 9.5%
Alphabet, Inc., Class A (A)	43,830	103,153,905

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	297,718	$ 96,782,167

		199,936,072

Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (A)	43,661	151,391,025

IT Services - 10.0%
EPAM Systems, Inc. (A)	47,565	21,772,879
FleetCor Technologies, Inc. (A)	96,637	27,804,397
Global Payments, Inc.	114,297	24,531,565
GoDaddy, Inc., Class A (A)	255,529	22,185,028
Mastercard, Inc., Class A	134,423	51,357,651
PayPal Holdings, Inc. (A)	177,313	46,507,427
Square, Inc., Class A (A)	64,252	15,730,175

		209,889,122

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	61,459	28,899,866

Machinery - 1.0%
Nordson Corp.	96,741	20,452,015

Pharmaceuticals - 3.0%
Eli Lilly & Co.	185,962	33,988,275
Merck & Co., Inc.	380,160	28,321,920

		62,310,195

Professional Services - 1.6%
Equifax, Inc.	75,201	17,238,325
Leidos Holdings, Inc.	172,265	17,446,999

		34,685,324

Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (A)	289,741	23,648,660
Entegris, Inc.	157,280	17,706,582
KLA Corp.	68,849	21,711,532
Marvell Technology, Inc.	313,682	14,181,563
Micron Technology, Inc. (A)	164,121	14,125,895
Skyworks Solutions, Inc.	91,999	16,682,179
Teradyne, Inc.	117,602	14,709,658
Texas Instruments, Inc.	147,584	26,640,388

		149,406,457

Software - 16.2%
Adobe, Inc. (A)	91,566	46,546,660
DocuSign, Inc. (A)	44,205	9,855,063
Five9, Inc. (A)	69,754	13,111,659
Guidewire Software, Inc. (A)	135,019	14,245,855
Microsoft Corp.	650,126	163,948,775
salesforce.com, Inc. (A)	178,567	41,127,551
ServiceNow, Inc. (A)	46,100	23,343,657
Workday, Inc., Class A (A)	111,725	27,596,075

		339,775,295

Specialty Retail - 1.7%
TJX Cos., Inc.	489,435	34,749,885

Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	1,279,450	168,196,497
NetApp, Inc.	246,967	18,445,965

		186,642,462

Textiles, Apparel & Luxury Goods - 3.3%
Lululemon Athletica, Inc. (A)	64,196	21,522,993
NIKE, Inc., Class B	232,506	30,834,946

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	192,846	$ 16,904,880

		69,262,819

Total Common Stocks (Cost $1,024,304,116)		2,089,282,750

Total Investments (Cost $1,024,304,116)		2,089,282,750
Net Other Assets (Liabilities) - 0.4%		9,401,666

Net Assets - 100.0%		$2,098,684,416

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,089,282,750	$—	$—	$2,089,282,750

Total Investments	$2,089,282,750	$—	$—	$2,089,282,750

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,751,448, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $23,223,242. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2021

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Dynamic Income	Transamerica Emerging Markets Debt
Assets:
Investments, at value (A) (B)	$142,208,924	$1,859,337,976	$5,289,117,436	$128,793,490	$425,065,370
Repurchase agreements, at value (C)	—	2,095,207	310,306,890	560,355	22,714,551
Cash	1,262,273	396,159	—	—	340,000
Cash collateral pledged at broker for:
OTC derivatives (E)	—	—	—	—	770,000
Futures contracts	180,100	7,200	—	—	—
Foreign currency, at value (D)	—	—	1,127	—	1,275,748
Receivables and other assets:
Investments sold	81,846	7,344,447	—	—	4,007,486
Net income from securities lending	340	7,740	72,189	11,245	3,552
Shares of beneficial interest sold	16,484	6,371,726	12,677,342	55	630,629
Dividends	55,676	—	—	—	772
Interest	263,637	12,302,610	—	—	5,725,810
Tax reclaims	294	—	29,632	—	48,363
Due from distributor	32,677	—	—	—	—
Variation margin receivable on futures contracts	—	306	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	368,941
Prepaid expenses	340	5,838	19,002	213	824
Total assets	144,102,591	1,887,869,209	5,612,223,618	129,365,358	460,952,046

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,660,310	17,142,148	137,435,556	21,954,649	13,150,505
Cash collateral at broker for:
TBA commitments	—	390,000	—	—	—
OTC derivatives (E)	—	—	3,399,000	—	60,000
Payables and other liabilities:
Investments purchased	97,990	2,537,832	19,354,345	—	342,317
When-issued, delayed-delivery, forward and TBA commitments purchased	8,753,794	52,285,703	—	—	1,980,000
Dividends and/or distributions	—	555,368	—	—	—
Shares of beneficial interest redeemed	30,797	3,925,280	9,949,944	120,127	380,841
Foreign capital gains tax	—	—	—	—	79,049
Investment management fees	52,284	549,160	2,937,089	38,001	227,722
Distribution and service fees	30,857	95,626	677,960	30,387	6,424
Transfer agent fees	376	156,305	348,680	15,269	27,912
Trustees, CCO and deferred compensation fees	1,645	21,479	54,581	1,980	6,500
Audit and tax fees	17,959	25,994	21,791	12,308	21,320
Custody fees	4,636	51,001	27,424	3,370	62,895
Legal fees	1,001	10,572	40,413	1,647	4,755
Printing and shareholder reports fees	1,519	40,335	11,514	1,862	21,746
Registration fees	2,240	4,430	21,105	4,256	7,352
Other accrued expenses	3,833	23,467	32,102	6,680	9,627
Variation margin payable on futures contracts	2,552	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	332,064
Total liabilities	10,661,793	77,814,700	174,311,504	22,190,536	16,721,029
Net assets	$133,440,798	$1,810,054,509	$5,437,912,114	$107,174,822	$444,231,017

Net assets consist of:
Paid-in capital	$96,855,695	$1,774,456,652	$2,847,028,220	$185,974,396	$532,870,038
Total distributable earnings (accumulated losses)	36,585,103	35,597,857	2,590,883,894	(78,799,574)	(88,639,021)
Net assets	$133,440,798	$1,810,054,509	$5,437,912,114	$107,174,822	$444,231,017

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Dynamic Income	Transamerica Emerging Markets Debt
Net assets by class:
Class A	$—	$147,009,230	$1,095,928,383	$69,045,525	$10,517,834
Class C	—	78,413,951	540,290,203	18,133,245	5,054,632
Class I	—	1,175,262,416	3,327,527,228	19,996,052	273,086,591
Class I2	—	377,980,093	434,564,201	—	139,825,185
Class I3	57,889,551	—	—	—	—
Class R	75,551,247	—	—	—	—
Class R6	—	31,388,819	39,602,099	—	15,746,775
Shares outstanding (unlimited shares, no par value):
Class A	—	15,510,804	20,338,717	8,195,707	982,256
Class C	—	8,329,177	13,574,204	2,164,239	475,083
Class I	—	123,757,685	57,853,410	2,372,138	25,376,101
Class I2	—	39,775,092	19,148,019	—	12,992,343
Class I3	4,446,907	—	—	—	—
Class R	5,804,222	—	—	—	—
Class R6	—	3,306,089	1,745,103	—	1,463,982
Net asset value per share: (F)
Class A	$—	$9.48	$53.88	$8.42	$10.71
Class C	—	9.41	39.80	8.38	10.64
Class I	—	9.50	57.52	8.43	10.76
Class I2	—	9.50	22.69	—	10.76
Class I3	13.02	—	—	—	—
Class R	13.02	—	—	—	—
Class R6	—	9.49	22.69	—	10.76
Maximum offering price per share: (G)
Class A	$—	$9.95	$57.02	$8.84	$11.24

(A) Investments, at cost	$109,683,627	$1,823,790,575	$3,175,854,728	$122,192,644	$428,011,274
(B) Securities on loan, at value	$4,558,094	$74,387,837	$675,171,231	$25,748,758	$21,380,996
(C) Repurchase agreements, at cost	$—	$2,095,207	$310,306,890	$560,355	$22,714,551
(D) Foreign currency, at cost	$—	$—	$1,126	$—	$1,267,100

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)

Net asset value per share for Class C, I, I2, I3, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Emerging Markets Opportunities	Transamerica Event Driven	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market
Assets:
Investments, at value (A) (B)	$1,006,216,413	$73,752,124	$126,435,223	$103,524,292	$585,268,282
Repurchase agreements, at value (C)	—	5,697,687	14,098,043	654,647	168,483,343
Cash	19,567,983	—	113,915	—	—
Cash collateral pledged at broker for:
Securities sold short	—	1,340,102	—	—	—
OTC derivatives (F)	—	3,781,394	—	—	—
Futures contracts	—	373,000	—	—	—
Foreign currency, at value (D)	2,222,362	—	—	399,135	—
Receivables and other assets:
Investments sold	3,504,422	1,163,651	10,121	—	—
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	625,635	—	—
Net income from securities lending	25,593	363	77	1,382	—
Shares of beneficial interest sold	2,712	39,202	846,947	7,218	1,867,289
Dividends	1,155,107	2,906	—	145,714	—
Interest	—	144,435	545,398	—	59,488
Tax reclaims	48,691	1,156	—	46,905	—
Due from investment manager	—	—	—	—	246,598
Due from distributor	—	—	—	—	120,292
Variation margin receivable on futures contracts	453,492	131,504	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	34,054	—	—	—
Prepaid expenses	4,186	105	145	243	4,529
Total assets	1,033,200,961	86,461,683	142,675,504	104,779,536	756,049,821

Liabilities:
Securities sold short, at value (E)	—	11,891,897	—	—	—
Cash collateral received upon return of:
Securities on loan	10,044,529	2,053,720	—	1,614,479	—
Securities sold short	—	9,070,733	—	—	—
Payables and other liabilities:
Investments purchased	1,931,223	412,980	970,348	40,806	89,070,800
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	9,075,797	—	—
Dividends and/or distributions	—	—	1,904	—	155
Shares of beneficial interest redeemed	3,417	507	202,638	24,526	24,652,496
Investment management fees	650,612	58,708	65,485	54,792	261,098
Distribution and service fees	—	—	13,962	15,681	276,757
Transfer agent fees	6,251	818	11,857	12,787	35,134
Trustees, CCO and deferred compensation fees	2,922	1,200	2,104	1,365	13,814
Audit and tax fees	6,611	21,267	21,639	9,743	17,114
Custody fees	189,246	17,729	28,795	15,263	68,846
Legal fees	6,967	1,072	1,307	786	125,793
Printing and shareholder reports fees	844	2,183	6,928	4,534	28,352
Registration fees	2,925	3,525	2,003	2,925	7,129
Other accrued expenses	5,836	52,378	4,513	4,815	27,440
Unrealized depreciation on forward foreign currency contracts	—	6,820	—	—	—
Unrealized depreciation on unfunded commitments	—	—	1,624	—	—
Total liabilities	12,851,383	23,595,537	10,410,904	1,802,502	114,584,928
Net assets	$1,020,349,578	$62,866,146	$132,264,600	$102,977,034	$641,464,893

Net assets consist of:
Paid-in capital	$782,792,941	$54,562,497	$159,449,422	$68,270,290	$641,456,003
Total distributable earnings (accumulated losses)	237,556,637	8,303,649	(27,184,822)	34,706,744	8,890
Net assets	$1,020,349,578	$62,866,146	$132,264,600	$102,977,034	$641,464,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Emerging Markets Opportunities	Transamerica Event Driven	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market
Net assets by class:
Class A	$—	$—	$14,969,347	$63,145,979	$287,698,645
Class C	—	—	13,249,674	3,319,265	12,072,101
Class I	87,844	5,257,566	104,035,191	35,646,316	24,302,605
Class I2	1,020,261,734	57,608,580	10,388	—	5,538,973
Class I3	—	—	—	—	98,462,843
Class R2	—	—	—	—	138,631,666
Class R4	—	—	—	—	74,758,060
Class R6	—	—	—	865,474	—
Shares outstanding (unlimited shares, no par value):
Class A	—	—	1,577,685	3,709,173	287,698,168
Class C	—	—	1,395,904	201,149	12,068,721
Class I	7,086	452,740	11,019,148	2,089,452	24,303,556
Class I2	82,276,977	5,066,099	1,095	—	5,538,513
Class I3	—	—	—	—	98,467,606
Class R2	—	—	—	—	138,637,223
Class R4	—	—	—	—	74,759,986
Class R6	—	—	—	50,690	—
Net asset value per share: (G)
Class A	$—	$—	$9.49	$17.02	$1.00
Class C	—	—	9.49	16.50	1.00
Class I	12.40	11.61	9.44	17.06	1.00
Class I2	12.40	11.37	9.49	—	1.00
Class I3	—	—	—	—	1.00
Class R2	—	—	—	—	1.00
Class R4	—	—	—	—	1.00
Class R6	—	—	—	17.07	—
Maximum offering price per share: (H)
Class A	$—	$—	$9.96	$18.01	$1.00
Class R2	$—	$—	$—	$—	$1.00

(A) Investments, at cost	$835,816,966	$66,238,240	$127,171,885	$72,887,083	$585,268,282
(B) Securities on loan, at value	$46,439,612	$2,604,835	$690,466	$2,160,296	$—
(C) Repurchase agreements, at cost	$—	$5,697,687	$14,098,043	$654,647	$168,483,343
(D) Foreign currency, at cost	$2,248,826	$—	$—	$395,116	$—
(E) Proceeds received from securities sold short	$—	$10,593,466	$—	$—	$—

(F)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(G)

Net asset value per share for Class C, I, I2, I3, R2, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(H)

Maximum offering price per share for Class A and R2 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities
Assets:
Investments, at value (A) (B)	$175,024,822	$2,376,710,075	$20,841,478	$112,417,819	$111,854,880
Repurchase agreements, at value (C)	—	68,539,284	—	3,822,491	—
Cash	557,400	143,687	510,133	8,924	—
Cash collateral pledged at broker for:
OTC derivatives (F)	—	—	—	—	470,000
Foreign currency, at value (D)	—	—	—	—	114,694
Receivables and other assets:
Investments sold	2,628	2,865,227	122,122	235,260	—
Net income from securities lending	335	12,473	115	144	1,213
Shares of beneficial interest sold	14,377	8,064,174	—	370,380	17,763
Interest	680,016	30,008,937	252,407	1,562,294	383,068
Tax reclaims	1,874	—	—	—	—
Due from investment manager	—	—	77,431	—	—
Due from distributor	—	839	—	4,435	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	10,531
Prepaid expenses	326	8,863	61	256	241
Total assets	176,281,778	2,486,353,559	21,803,747	118,422,003	112,852,390

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,574,034	61,358,320	575,098	317,500	6,063,315
Written options and swaptions, at value (E)	—	—	—	38,000	—
Payables and other liabilities:
Investments purchased	—	1,019,741	122,122	252,110	—
When-issued, delayed-delivery, forward and TBA commitments purchased	—	18,515,736	200,000	720,352	—
Dividends and/or distributions	—	225,792	—	671	—
Shares of beneficial interest redeemed	272,780	57,781,302	—	163,936	—
Investment management fees	50,909	1,043,542	—	86,090	29,542
Distribution and service fees	12,195	54,828	—	14,859	1,003
Transfer agent fees	997	91,594	213	7,922	1,321
Trustees, CCO and deferred compensation fees	2,535	27,745	63	1,562	1,331
Audit and tax fees	18,827	26,967	13,322	20,979	18,576
Custody fees	7,930	34,624	4,958	21,429	12,135
Legal fees	2,165	7,228	241	868	1,168
Printing and shareholder reports fees	3,589	8,662	30	3,524	2,708
Registration fees	980	6,007	2,929	5,915	3,216
Other accrued expenses	4,547	24,233	3,762	3,252	3,398
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	196,870
Total liabilities	3,951,488	140,226,321	922,738	1,658,969	6,334,583
Net assets	$172,330,290	$2,346,127,238	$20,881,009	$116,763,034	$106,517,807

Net assets consist of:
Paid-in capital	$178,334,197	$2,312,945,062	$20,610,398	$112,777,737	$99,328,327
Total distributable earnings (accumulated losses)	(6,003,907)	33,182,176	270,611	3,985,297	7,189,480
Net assets	$172,330,290	$2,346,127,238	$20,881,009	$116,763,034	$106,517,807

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities
Net assets by class:
Class A	$—	$86,114,213	$—	$23,481,735	$1,024,359
Class C	—	14,792,858	—	12,727,067	968,501
Class I	—	804,869,777	1,082,041	80,542,061	8,273,651
Class I2	—	1,046,446,063	19,798,968	12,171	96,191,123
Class I3	125,937,034	244,131,322	—	—	—
Class R	12,877,978	26,638,288	—	—	—
Class R4	33,515,278	67,276,019	—	—	—
Class R6	—	55,858,698	—	—	60,173
Shares outstanding (unlimited shares, no par value):
Class A	—	9,435,673	—	1,917,026	93,310
Class C	—	1,627,619	—	1,037,844	90,618
Class I	—	87,427,331	106,784	6,576,608	747,884
Class I2	—	113,435,856	1,953,823	993	8,673,657
Class I3	12,644,552	26,471,411	—	—	—
Class R	1,289,583	2,888,388	—	—	—
Class R4	3,364,827	7,303,149	—	—	—
Class R6	—	6,056,280	—	—	5,425
Net asset value per share: (G)
Class A	$—	$9.13	$—	$12.25	$10.98
Class C	—	9.09	—	12.26	10.69
Class I	—	9.21	10.13	12.25	11.06
Class I2	—	9.23	10.13	12.26	11.09
Class I3	9.96	9.22	—	—	—
Class R	9.99	9.22	—	—	—
Class R4	9.96	9.21	—	—	—
Class R6	—	9.22	—	—	11.09
Maximum offering price per share: (H)
Class A	$—	$9.59	$—	$12.66	$11.53

(A) Investments, at cost	$173,186,968	$2,304,483,027	$20,549,222	$106,583,611	$104,650,240
(B) Securities on loan, at value	$3,499,990	$94,996,611	$2,096,411	$652,141	$7,373,425
(C) Repurchase agreements, at cost	$—	$68,539,284	$—	$3,822,491	$—
(D) Foreign currency, at cost	$—	—	$—	$—	$114,193
(E) Premium received on written options and swaptions	$—	—	$—	$(31,393)	$—

(F)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(G)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(H)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Growth
Assets:
Investments, at value (A) (B)	$110,833,879	$2,053,685,937	$2,387,647,456	$5,427,560,424	$1,822,587,485
Repurchase agreements, at value (C)	—	49,022,921	112,974,114	130,526,111	20,555,156
Cash	—	147,781	492	—	—
Cash collateral pledged at broker for:
Futures contracts	—	66,850	—	—	—
Foreign currency, at value (D)	242,828	—	—	829,307	23,482,987
Receivables and other assets:
Investments sold	—	3,032	1,506,940	195,602	4,212,412
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	3,179,990	—	—
Net income from securities lending	225	10,443	—	122,354	35,938
Shares of beneficial interest sold	975	111,039	7,459,724	4,686,484	2,794
Dividends	—	—	—	20,415,303	6,478,241
Interest	288,133	9,435,225	28,920,411	—	—
Tax reclaims	—	—	—	15,588,340	2,628,023
Due from investment manager	—	—	50,904	—	—
Prepaid expenses	289	3,698	6,961	13,090	5,711
Total assets	111,366,329	2,112,486,926	2,541,746,992	5,599,937,015	1,879,988,747

Liabilities:
Cash collateral received upon return of:
Securities on loan	906,345	11,875,858	—	165,342,324	84,148,804
Cash collateral at broker for:
TBA commitments	—	1,868,000	—	—	—
Written options and swaptions, at value (E)	—	—	148,000	—	—
Payables and other liabilities:
Investments purchased	—	12,046,000	8,461,228	15,077,606	2,968,962
When-issued, delayed-delivery, forward and TBA commitments purchased	—	299,396,063	3,921,836	—	—
Dividends and/or distributions	—	—	546,587	—	—
Shares of beneficial interest redeemed	132,704	295,923	3,441,932	1,448,750	15,735
Investment management fees	31,737	558,366	765,067	3,126,090	1,104,550
Affiliated fund fees	—	—	6,524	—	—
Distribution and service fees	4,505	45,446	170,940	68,439	95
Transfer agent fees	612	10,789	189,688	279,071	11,205
Trustees, CCO and deferred compensation fees	1,557	24,451	27,176	59,076	19,075
Audit and tax fees	18,997	31,636	31,658	35,555	17,014
Custody fees	16,405	84,339	79,601	329,048	39,996
Legal fees	1,059	22,928	13,480	31,647	5,033
Printing and shareholder reports fees	1,720	38,198	29,775	110,403	9,920
Registration fees	839	3,857	6,782	8,102	4,208
Other accrued expenses	3,553	36,940	29,096	65,515	16,563
Variation margin payable on futures contracts	—	46	—	—	—
Unrealized depreciation on forward foreign currency contracts	148,745	—	—	—	—
Total liabilities	1,268,778	326,338,840	17,869,370	185,981,626	88,361,160
Net assets	$110,097,551	$1,786,148,086	$2,523,877,622	$5,413,955,389	$1,791,627,587

Net assets consist of:
Paid-in capital	$106,088,805	$1,736,056,620	$2,435,496,016	$4,511,097,091	$1,387,556,409
Total distributable earnings (accumulated losses)	4,008,746	50,091,466	88,381,606	902,858,298	404,071,178
Net assets	$110,097,551	$1,786,148,086	$2,523,877,622	$5,413,955,389	$1,791,627,587

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond	Transamerica Intermediate Muni		Transamerica International Equity	Transamerica International Growth
Net assets by class:
Class A	$—	$—	$266,441,276		$115,303,518	$438,837
Class C	—	—	141,335,446		31,482,627	—
Class I	—	—	2,116,089,331		2,797,620,502	26,537
Class I2	—	1,192,540,228	11,569		1,765,703,069	1,791,148,537
Class I3	98,522,964	409,907,711	—		260,033,350	—
Class R	10,484,654	36,734,643	—		32,714,730	—
Class R4	1,089,933	146,965,504	—		22,704,877	—
Class R6	—	—	—		388,392,716	13,676
Shares outstanding (unlimited shares, no par value):
Class A	—	—	22,111,614		5,518,213	44,753
Class C	—	—	11,752,567		1,528,234	—
Class I	—	—	174,985,960		132,560,487	2,698
Class I2	—	115,859,044	956		83,574,565	182,686,499
Class I3	8,981,149	39,750,996	—		12,220,650	—
Class R	955,320	3,558,135	—		1,534,374	—
Class R4	99,161	14,247,379	—		1,067,710	—
Class R6	—	—	—		18,197,607	1,389
Net asset value per share: (F)
Class A	$—	$—	$12.05		$20.90	$9.81
Class C	—	—	12.03		20.60	—
Class I	—	—	12.09		21.10	9.84
Class I2	—	10.29	12.11	(G)	21.13	9.80
Class I3	10.97	10.31	—		21.28	—
Class R	10.98	10.32	—		21.32	—
Class R4	10.99	10.32	—		21.27	—
Class R6	—	—	—		21.34	9.84	(G)
Maximum offering price per share: (H)
Class A	$—	$—	$12.45		$22.12	$10.38

(A) Investments, at cost	$101,100,597	$2,012,131,592	$2,284,330,674		$4,285,599,959	$1,399,980,734
(B) Securities on loan, at value	$1,711,918	$89,058,577	$—		$195,520,332	$136,821,790
(C) Repurchase agreements, at cost	$—	$49,022,921	$112,974,114		$130,526,111	$20,555,156
(D) Foreign currency, at cost	$239,534	$—	$—		$835,481	$23,555,124
(E) Premium received on written options and swaptions	$—	$—	$(149,965)		$—	$—

(F)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(H)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth
Assets:
Investments, at value (A) (B)	$678,315,882	$136,462,333	$2,385,235,500	$203,427,452	$1,149,911,695
Repurchase agreements, at value (C)	13,769,911	—	45,146,761	—	—
Cash	—	2,855,282	—	464,182	32,355,305
Foreign currency, at value (D)	—	35,002	—	—	656
Receivables and other assets:
Investments sold	1,669,354	182	—	—	1,399,891
Net income from securities lending	17,357	1,311	—	15	9,206
Shares of beneficial interest sold	1,372,313	234	1,358,601	659	294,284
Dividends	2,406,249	632,223	1,666,960	163,758	131,391
Tax reclaims	1,306,251	162,427	591,674	—	11,695
Prepaid expenses	1,646	396	5,077	350	3,509
Total assets	698,858,963	140,149,390	2,434,004,573	204,056,416	1,184,117,632

Liabilities:
Foreign currency overdraft, at value (D)	52,953	—	—	—	—
Cash collateral received upon return of:
Securities on loan	4,424,185	2,779,002	—	—	16,115,285
Cash collateral at broker for:
OTC derivatives(E)	—	—	—	—	547,000
Payables and other liabilities:
Investments purchased	2,751,960	—	—	—	2,860,405
Shares of beneficial interest redeemed	28,197	1,132	5,541,199	57,917	1,970
Investment management fees	529,039	88,319	1,137,609	74,595	621,184
Distribution and service fees	—	151	28,985	28,220	90,865
Transfer agent fees	27,114	888	35,237	849	6,105
Trustees, CCO and deferred compensation fees	8,521	391	28,255	2,624	13,591
Audit and tax fees	15,031	10,957	19,295	11,866	15,734
Custody fees	54,510	20,004	28,897	9,838	19,298
Legal fees	4,725	324	11,032	1,894	4,952
Printing and shareholder reports fees	7,100	795	30,788	3,661	5,924
Registration fees	2,519	7,163	8,571	2,323	3,010
Other accrued expenses	11,875	4,342	28,003	5,905	18,101
Total liabilities	7,917,729	2,913,468	6,897,871	199,692	20,323,424
Net assets	$690,941,234	$137,235,922	$2,427,106,702	$203,856,724	$1,163,794,208

Net assets consist of:
Paid-in capital	$508,258,109	$113,465,999	$2,047,041,179	$134,158,979	$538,133,502
Total distributable earnings (accumulated losses)	182,683,125	23,769,923	380,065,523	69,697,745	625,660,706
Net assets	$690,941,234	$137,235,922	$2,427,106,702	$203,856,724	$1,163,794,208

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth
Net assets by class:
Class A	$—	$734,783	$71,973,334	$—	$—
Class C	—	—	18,513,051	—	—
Class I	305,402,446	577,995	80,711,817	—	—
Class I2	385,538,788	135,351,605	2,231,194,182	—	—
Class I3	—	—	—	133,069,303	913,717,128
Class R	—	—	—	68,250,127	189,313,491
Class R4	—	—	—	2,537,294	60,763,589
Class R6	—	571,539	24,714,318	—	—
Shares outstanding (unlimited shares, no par value):
Class A	—	65,533	5,555,599	—	—
Class C	—	—	1,437,627	—	—
Class I	19,151,863	51,382	6,180,835	—	—
Class I2	24,134,436	12,034,000	171,119,740	—	—
Class I3	—	—	—	10,666,321	49,909,140
Class R	—	—	—	5,468,916	10,534,174
Class R4	—	—	—	203,338	3,341,309
Class R6	—	50,804	1,895,209	—	—
Net asset value per share: (F)
Class A	$—	$11.21	$12.96	$—	$—
Class C	—	—	12.88	—	—
Class I	15.95	11.25	13.06	—	—
Class I2	15.97	11.25	13.04	—	—
Class I3	—	—	—	12.48	18.31
Class R	—	—	—	12.48	17.97
Class R4	—	—	—	12.48	18.19
Class R6	—	11.25	13.04	—	—
Maximum offering price per share: (G)
Class A	$—	$11.86	$13.71	$—	$—

(A) Investments, at cost	$481,209,115	$113,523,593	$1,983,002,945	$143,407,372	$653,222,420
(B) Securities on loan, at value	$42,111,164	$3,001,349	$—	$—	$68,478,588
(C) Repurchase agreements, at cost	$13,769,911	$—	$45,146,761	$—	$—
(D) Foreign currency, at cost	$(53,248)	$35,263	$—	$—	$654

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Asset Income
Assets:
Investments, at value (A) (B)	$396,298,679	$550,486,336	$1,695,715,367	$204,965,547	$360,366,097
Repurchase agreements, at value (C)	—	11,258,720	100,766,581	9,477,828	3,566,698
Cash	1,354,922	—	—	163,111	—
Foreign currency, at value (D)	—	—	—	61,970	—
Receivables and other assets:
Investments sold	—	849,338	714,216	351,315	—
Net income from securities lending	8	1,934	—	3,590	6,821
Shares of beneficial interest sold	27,131	131,229	2,232,459	258,969	1,521,342
Dividends	493,924	—	454,739	621,065	262,833
Interest	—	—	—	—	2,358,273
Tax reclaims	—	—	—	—	106,266
Prepaid expenses	604	1,989	4,302	388	745
Total assets	398,175,268	562,729,546	1,799,887,664	215,903,783	368,189,075

Liabilities:
Cash collateral received upon return of:
Securities on loan	80,444	39,600	—	3,622,574	15,848,135
Payables and other liabilities:
Investments purchased	—	5,559,460	3,848,410	25,699	—
Shares of beneficial interest redeemed	6,222	14,498	1,778,015	11,080	241,040
Investment management fees	144,779	315,590	1,001,043	189,739	145,409
Distribution and service fees	30,781	15,358	66,091	9,916	62,939
Transfer agent fees	2,014	4,677	68,281	7,840	25,395
Trustees, CCO and deferred compensation fees	5,345	5,907	17,509	2,914	4,797
Audit and tax fees	12,414	14,184	20,828	14,975	19,267
Custody fees	11,394	6,800	36,216	11,310	24,824
Legal fees	4,131	4,428	7,760	1,982	2,171
Printing and shareholder reports fees	7,736	634	42,458	4,051	7,754
Registration fees	1,526	3,471	1,274	1,825	1,452
Other accrued expenses	9,497	6,216	20,856	6,982	6,043
Total liabilities	316,283	5,990,823	6,908,741	3,910,887	16,389,226
Net assets	$397,858,985	$556,738,723	$1,792,978,923	$211,992,896	$351,799,849

Net assets consist of:
Paid-in capital	$318,226,041	$395,792,988	$1,254,305,731	$396,550,922	$351,545,412
Total distributable earnings (accumulated losses)	79,632,944	160,945,735	538,673,192	(184,558,026)	254,437
Net assets	$397,858,985	$556,738,723	$1,792,978,923	$211,992,896	$351,799,849

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Asset Income
Net assets by class:
Class A	$—	$16,230,967	$22,528,687	$19,123,308	$49,797,760
Class C	—	1,566,859	17,182,367	7,507,070	65,710,660
Class I	—	2,009,300	681,799,228	27,199,943	236,275,455
Class I2	—	469,423,584	456,999,202	158,162,575	15,974
Class I3	317,310,871	41,042,004	141,019,103	—	—
Class R	71,287,382	26,189,440	60,752,660	—	—
Class R4	9,260,732	276,569	115,019,542	—	—
Class R6	—	—	297,678,134	—	—
Shares outstanding (unlimited shares, no par value):
Class A	—	1,151,326	1,577,596	3,070,517	3,642,595
Class C	—	119,747	1,222,278	1,208,023	4,829,428
Class I	—	140,029	47,573,526	4,369,417	17,276,278
Class I2	—	32,442,860	31,859,336	25,397,299	1,225
Class I3	29,139,455	2,840,306	9,785,007	—	—
Class R	6,540,859	1,839,059	4,213,664	—	—
Class R4	849,355	19,154	7,960,149	—	—
Class R6	—	—	20,596,897	—	—
Net asset value per share: (E)
Class A	$—	$14.10	$14.28	$6.23	$13.67
Class C	—	13.08	14.06	6.21	13.61
Class I	—	14.35	14.33	6.23	13.68
Class I2	—	14.47	14.34	6.23	13.04
Class I3	10.89	14.45	14.41	—	—
Class R	10.90	14.24	14.42	—	—
Class R4	10.90	14.44	14.45	—	—
Class R6	—	—	14.45	—	—
Maximum offering price per share: (F)
Class A	$—	$14.92	$15.11	$6.59	$14.47

(A) Investments, at cost	$326,486,595	$454,237,249	$1,291,542,661	$188,891,475	$298,214,642
(B) Securities on loan, at value	$78,742	$17,952,628	$—	$19,944,727	$22,111,485
(C) Repurchase agreements, at cost	$—	$11,258,720	$100,766,581	$9,477,828	$3,566,698
(D) Foreign currency, at cost	$—	$—	$—	$61,917	$—

(E)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value
Assets:
Investments, at value (A) (B)	$1,373,652,322	$3,489,177,087	$255,709,956	$1,167,181,113	$884,298,051
Repurchase agreements, at value (C)	29,328,564	61,548,160	5,369,852	34,937,549	37,305,814
Cash	39,745	—	—	—	—
Cash collateral pledged at broker for:
TBA commitments	14,000	—	—	—	—
Futures contracts	829,800	—	—	—	—
Receivables and other assets:
Investments sold	796,290	—	1,069,071	—	926,967
Net income from securities lending	3,606	1,164	2,631	8,893	932
Shares of beneficial interest sold	1,925,739	18,939,692	171,947	171,966	1,322,932
Dividends	542,055	—	6,286	16,815	240,456
Interest	2,521,699	18,983,116	—	—	—
Tax reclaims	—	5,901	—	—	—
Prepaid expenses	3,452	9,075	659	4,355	1,737
Total assets	1,409,657,272	3,588,664,195	262,330,402	1,202,320,691	924,096,889

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,955,768	12,832,183	1,903,919	—	3,202,695
Cash collateral at broker for:
TBA commitments	603,000	—	—	—	—
Payables and other liabilities:
Investments purchased	4,456,464	13,600	536,932	6,826,753	3,416,977
When-issued, delayed-delivery, forward and TBA commitments purchased	86,544,529	19,400,000	—	—	—
Dividends and/or distributions	—	515,382	—	—	—
Shares of beneficial interest redeemed	758,027	8,663,916	23,602	65,090	476,863
Investment management fees	629,112	1,069,071	199,917	747,670	572,927
Distribution and service fees	331,947	311,550	16,666	6,709	127,501
Transfer agent fees	66,328	248,359	7,508	9,154	97,808
Trustees, CCO and deferred compensation fees	14,722	40,103	2,882	12,108	9,465
Audit and tax fees	22,432	35,642	11,389	11,058	14,232
Custody fees	55,021	88,889	7,333	23,199	31,779
Legal fees	7,636	25,971	1,987	3,853	5,909
Printing and shareholder reports fees	19,966	67,715	4,885	365	31,087
Registration fees	1,958	8,040	3,905	2,925	451
Other accrued expenses	16,090	47,618	4,374	3,985	16,944
Variation margin payable on futures contracts	101,123	—	—	—	—
Total liabilities	99,584,123	43,368,039	2,725,299	7,712,869	8,004,638
Net assets	$1,310,073,149	$3,545,296,156	$259,605,103	$1,194,607,822	$916,092,251

Net assets consist of:
Paid-in capital	$886,531,402	$3,537,060,019	$157,501,425	$830,782,194	$625,313,915
Total distributable earnings (accumulated losses)	423,541,747	8,236,137	102,103,678	363,825,628	290,778,336
Net assets	$1,310,073,149	$3,545,296,156	$259,605,103	$1,194,607,822	$916,092,251

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value
Net assets by class:
Class A	$685,773,900	$810,911,587	$23,863,072	$8,801,375		$388,633,664
Class C	235,386,344	175,506,583	4,294,274	426,951		59,746,003
Class I	363,862,672	2,219,390,058	49,007,448	18,843,815		388,142,412
Class I2	—	129,706,512	128,209,873	1,122,716,355		4,681,285
Class I3	—	—	33,795,886	32,880,556		—
Class R	—	—	20,126,233	10,592,814		—
Class R4	—	—	197,256	267,583		—
Class R6	25,050,233	209,781,416	111,061	78,373		74,888,887
Shares outstanding (unlimited shares, no par value):
Class A	20,270,530	78,012,148	2,846,874	698,455		12,165,613
Class C	7,107,120	16,915,308	595,385	34,587		2,214,014
Class I	10,696,399	217,197,175	5,538,126	1,479,780		11,685,607
Class I2	—	12,707,571	14,161,564	88,125,342		140,612
Class I3	—	—	3,736,225	2,576,031		—
Class R	—	—	2,281,221	831,063		—
Class R4	—	—	21,944	20,977		—
Class R6	736,320	20,531,381	12,274	6,111		2,239,745
Net asset value per share: (D)
Class A	$33.83	$10.39	$8.38	$12.60		$31.95
Class C	33.12	10.38	7.21	12.34		26.99
Class I	34.02	10.22	8.85	12.73		33.22
Class I2	—	10.21	9.05	12.74		33.29
Class I3	—	—	9.05	12.76		—
Class R	—	—	8.82	12.75		—
Class R4	—	—	8.99	12.76		—
Class R6	34.02	10.22	9.05	12.83	(E)	33.44
Maximum offering price per share: (F)
Class A	$35.80	$10.66	$8.87	$13.33		$33.81
(A) Investments, at cost	$984,138,276	$3,445,011,159	$166,754,683	$881,379,375		$604,809,569
(B) Securities on loan, at value	$36,961,695	$15,164,399	$16,328,040	$11,746,706		$11,137,105
(C) Repurchase agreements, at cost	$29,328,564	$61,548,160	$5,369,852	$34,937,549		$37,305,814

(D)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income	Transamerica Unconstrained Bond	Transamerica US Growth
Assets:
Investments, at value (A) (B)	$26,835,504	$341,092,190	$1,650,747,177	$2,089,282,750
Repurchase agreements, at value (C)	—	4,121,264	—	—
Cash	1,399,956	—	1,425,971	—
Foreign currency, at value (D)	—	—	1,287,810	—
Receivables and other assets:
Investments sold	—	—	3,419,215	15,765,240
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	1,149,304	—
Net income from securities lending	84	884	6,225	3,002
Shares of beneficial interest sold	—	10,122	—	425,495
Dividends	—	334,765	87,946	469,914
Interest	120,156	—	13,532,377	—
Tax reclaims	531	—	814	408,988
Due from investment manager	80,984	—	—	—
Prepaid expenses	79	1,509	4,750	5,883
Total assets	28,437,294	345,560,734	1,671,661,589	2,106,361,272

Liabilities:
Cash collateral received upon return of:
Securities on loan	453,480	75,894	38,311,521	—
Payables and other liabilities:
Investments purchased	—	—	11,364,470	2,770,191
When-issued, delayed-delivery, forward and TBA commitments purchased	3,582,523	—	8,740,080	—
Shares of beneficial interest redeemed	—	30,618	340	620,818
Due to custodian	—	—	—	2,710,428
Investment management fees	—	179,658	819,552	1,100,784
Distribution and service fees	—	18,344	48	200,297
Transfer agent fees	227	4,949	10,581	128,638
Trustees, CCO and deferred compensation fees	80	6,723	18,203	24,021
Audit and tax fees	19,518	9,293	26,759	19,793
Custody fees	4,349	9,714	74,530	33,494
Legal fees	286	5,887	9,285	11,249
Printing and shareholder reports fees	32	697	4,261	24,287
Registration fees	2,931	5,793	8,797	6,522
Other accrued expenses	3,770	10,159	17,110	26,334
Variation margin payable on futures contracts	—	—	425,458	—
Unrealized depreciation on forward foreign currency contracts	—	—	977,439	—
Unrealized depreciation on unfunded commitments	—	—	414	—
Total liabilities	4,067,196	357,729	60,808,848	7,676,856
Net assets	$24,370,098	$345,203,005	$1,610,852,741	$2,098,684,416

Net assets consist of:
Paid-in capital	$25,254,527	$267,440,836	$1,520,905,076	$878,277,558
Total distributable earnings (accumulated losses)	(884,429)	77,762,169	89,947,665	1,220,406,858
Net assets	$24,370,098	$345,203,005	$1,610,852,741	$2,098,684,416

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income	Transamerica Unconstrained Bond	Transamerica US Growth
Net assets by class:
Class A	$—	$79,635,858	$232,320	$910,475,198
Class C	—	2,370,837	—	17,330,295
Class I	976,344	3,933,546	9,413,620	359,487,790
Class I2	23,393,754	256,188,857	1,601,206,801	636,607,400
Class R6	—	3,073,907	—	—
Class T	—	—	—	174,783,733
Shares outstanding (unlimited shares, no par value):
Class A	—	9,084,914	22,483	30,970,210
Class C	—	271,517	—	656,921
Class I	101,207	448,701	911,034	11,835,967
Class I2	2,424,967	29,233,545	155,340,045	20,947,624
Class R6	—	350,959	—	—
Class T	—	—	—	1,808,623
Net asset value per share: (E)
Class A	$—	$8.77	$10.33	$29.40
Class C	—	8.73	—	26.38
Class I	9.65	8.77	10.33	30.37
Class I2	9.65	8.76	10.31	30.39
Class R6	—	8.76	—	—
Class T	—	—	—	96.64
Maximum offering price per share: (F)
Class A	$—	$9.28	$10.85	$31.11
Class T	$—	$—	$—	$105.62

(A) Investments, at cost	$27,547,829	$304,063,111	$1,617,685,641	$1,024,304,116
(B) Securities on loan, at value	$1,246,415	$7,534,801	$49,622,614	$22,751,448
(C) Repurchase agreements, at cost	$—	$4,121,264	$—	$—
(D) Foreign currency, at cost	$—	$—	$1,293,315	$—

(E)

Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS

For the period ended April 30, 2021

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Dynamic Income	Transamerica Emerging Markets Debt
Investment Income:
Dividend income	$543,101	$56,758	$965,596	$2,734,666	$—
Interest income	523,682	27,775,977	2,148	—	12,038,146
Net income from securities lending	2,166	56,135	421,277	58,990	14,220
Withholding taxes on foreign income	(1,166)	(534)	—	—	(160,646)
Total investment income	1,067,783	27,888,336	1,389,021	2,793,656	11,891,720

Expenses:
Investment management fees	305,814	3,672,067	16,953,365	284,272	1,355,124
Distribution and service fees:
Class A	—	185,293	1,310,891	68,313	11,438
Class C	—	433,574	2,651,945	183,637	29,110
Class R	178,739	—	—	—	—
Transfer agent fees
Class A	—	170,522	352,147	34,175	11,051
Class C	—	36,157	180,010	33,993	5,056
Class I	—	672,131	1,691,710	11,542	138,308
Class I2	—	13,964	17,069	—	5,245
Class I3	2,097	—	—	—	—
Class R	478	—	—	—	—
Class R6	—	1,106	1,270	—	449
Trustees, CCO and deferred compensation fees	2,354	7,649	22,504	2,228	8,427
Audit and tax fees	17,836	10,077	11,378	12,046	21,268
Custody fees	6,686	78,607	118,379	2,798	72,552
Legal fees	2,704	37,793	117,019	3,058	10,170
Printing and shareholder reports fees	2,944	60,781	121,498	16,327	16,282
Registration fees	11,763	97,352	240,617	22,062	42,594
Filing fees	10,495	8,035	9,604	4,801	7,270
Other	1,743	5,300	3,702	2,678	11,573
Total expenses	543,653	5,490,408	23,803,108	681,930	1,745,917
Expenses waived and/or reimbursed:
Class A	—	—	—	(20,234)	(4)
Class C	—	—	—	(24,132)	—
Class I	—	(249,092)	—	(5,577)	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	1,237	4
Class C	—	—	—	339	—
Class I	—	26,420	—	239	—
Class R6	—	541	—	—	—
Net expenses	543,653	5,268,277	23,803,108	633,802	1,745,917

Net investment income (loss)	524,130	22,620,059	(22,414,087)	2,159,854	10,145,803

Net realized gain (loss) on:
Investments	4,397,702	1,507,670	539,903,423	(3,566,468)	(2,671,574	)(A)
Futures contracts	93,707	(27,144)	—	—	—
Forward foreign currency contracts	—	—	—	—	(858,836)
Foreign currency transactions	—	—	(10,948)	—	(606,123)
Net realized gain (loss)	4,491,409	1,480,526	539,892,475	(3,566,468)	(4,136,533)

Net change in unrealized appreciation (depreciation) on:
Investments	14,607,908	(8,404,951)	417,100,086	11,836,956	14,623,873	(B)
Futures contracts	38,796	1,383	—	—	—
Forward foreign currency contracts	—	—	—	—	21,844
Translation of assets and liabilities denominated in foreign currencies	—	—	293	—	44,626
Net change in unrealized appreciation (depreciation)	14,646,704	(8,403,568)	417,100,379	11,836,956	14,690,343
Net realized and change in unrealized gain (loss)	19,138,113	(6,923,042)	956,992,854	8,270,488	10,553,810
Net increase (decrease) in net assets resulting from operations	$19,662,243	$15,697,017	$934,578,767	$10,430,342	$20,699,613

(A)	Includes net of realized foreign capital gains tax of $(50,043).
(B)	Includes net change in foreign capital gains tax of $38,371.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica Emerging Markets Opportunities	Transamerica Event Driven	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market
Investment Income:
Dividend income	$6,836,052	$44,199	$33,095	$953,995	$—
Interest income	—	415,297	2,102,121	974	847,940
Net income from securities lending	58,040	1,939	2,020	5,695	—
Withholding taxes on foreign income	(941,641)	—	—	(73,774)	—
Total investment income	5,952,451	461,435	2,137,236	886,890	847,940

Expenses:
Investment management fees	3,864,859	383,703	325,287	383,631	1,610,607
Distribution and service fees:
Class A	—	—	17,515	72,755	356,468
Class C	—	—	63,507	23,244	72,869
Class R2	—	—	—	—	1,125,120
Class R4	—	—	—	—	102,799
Transfer agent fees
Class A	—	—	8,923	52,607	103,931
Class C	—	—	6,404	5,516	8,082
Class I	101	2,676	38,533	17,213	20,428
Class I2	37,033	2,158	—	—	206
Class I3	—	—	—	—	2,631
Class R2	—	—	—	—	1,063,349
Class R4	—	—	—	—	3,084
Class R6	—	—	—	33	—
Trustees, CCO and deferred compensation fees	10,363	1,398	1,732	1,861	23,215
Audit and tax fees	15,337	21,106	21,396	10,864	15,809
Custody fees	343,818	23,744	54,758	23,080	102,425
Legal fees	22,218	1,782	2,372	2,036	152,994
Printing and shareholder reports fees	21,936	1,797	947	4,678	45,997
Registration fees	23,541	11,865	23,142	48,313	71,930
Filing fees	10,509	10,273	6,536	4,973	9,360
Other	6,361	1,586	1,246	2,937	23,817
Total expenses before waiver and/or reimbursement and recapture	4,356,076	462,088	572,298	653,741	4,915,121
Expenses waived and/or reimbursed:
Class A	—	—	(14,699)	(22,937)	(1,194,133)
Class C	—	—	(11,611)	(3,093)	(108,282)
Class I	(56)	(5,619)	(67,780)	(5,155)	(66,083)
Class I2	—	(34,453)	(4)	—	(13,345)
Class I3	—	—	—	—	(177,434)
Class R2	—	—	—	—	(3,176,175)
Class R4	—	—	—	—	(327,487)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	1,625	2,778	—
Class C	—	—	1,444	168	5,724
Class I	—	246	7,052	6,557	821
Class I2	—	1,871	1	—	—
Class R2	—	—	—	—	171,168
Class R4	—	—	—	—	4,217
Net expenses	4,356,020	424,133	488,326	632,059	34,112

Net investment income (loss)	1,596,431	37,302	1,648,910	254,831	813,828

Net realized gain (loss) on:
Investments	91,552,510	8,465,643	(2,683,101)	4,432,831	4,820
Securities sold short	—	(4,696,304)	—	—	—
Written options and swaptions	—	43,527	—	—	—
Futures contracts	1,085,532	(753,965)	—	—	—
Forward foreign currency contracts	11,228	(59,240)	—	—	—
Foreign currency transactions	(326,686)	54,305	—	8,247	—
Net realized gain (loss)	92,322,584	3,053,966	(2,683,101)	4,441,078	4,820

Net change in unrealized appreciation (depreciation) on:
Investments	124,052,058	2,508,843	4,948,852	17,853,248	—
Unfunded commitment	—	—	5,360	—	—
Securities sold short	—	(905,848)	—	—	—
Futures contracts	59,889	(559,604)	—	—	—
Forward foreign currency contracts	—	(29,499)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(27,339)	29,237	—	(2,959)	—
Net change in unrealized appreciation (depreciation)	124,084,608	1,043,129	4,954,212	17,850,289	—
Net realized and change in unrealized gain (loss)	216,407,192	4,097,095	2,271,111	22,291,367	4,820
Net increase (decrease) in net assets resulting from operations	$218,003,623	$4,134,397	$3,920,021	$22,546,198	$818,648

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities
Investment Income:
Dividend income	$—	$1,146,502	$9,626	$740	$775
Interest income	1,991,170	65,864,962	406,683	2,490,978	1,250,260
Net income from securities lending	731	98,183	1,415	173	4,116
Total investment income	1,991,901	67,109,647	417,724	2,491,891	1,255,151

Expenses:
Investment management fees	324,287	7,157,809	56,774	282,204	251,091
Distribution and service fees:
Class A	—	102,146	—	26,532	1,177
Class C	—	92,442	—	59,985	3,542
Class R	33,526	70,716	—	—	—
Class R4	40,732	631,008	—	—	—
Transfer agent fees
Class A	—	65,850	—	6,035	694
Class C	—	13,769	—	3,663	239
Class I	—	328,194	540	36,378	3,423
Class I2	—	40,327	729	—	3,528
Class I3	4,676	9,239	—	—	—
Class R	—	11,225	—	—	—
Class R4	1,222	18,930	—	—	—
Class R6	—	1,725	—	—	2
Trustees, CCO and deferred compensation fees	3,230	47,252	220	2,208	1,830
Audit and tax fees	18,514	27,291	18,009	22,035	19,640
Custody fees	10,907	90,259	10,740	4,438	13,692
Legal fees	4,350	47,490	1,818	2,208	2,444
Printing and shareholder reports fees	2,908	71,358	13,028	3,392	2,688
Registration fees	33,430	91,189	59,145	29,912	48,946
Filing fees	6,278	10,222	14,022	6,201	6,265
Other	2,498	27,461	243	1,236	1,537
Total expenses before waiver and/or reimbursement and recapture	486,558	8,955,902	175,268	486,427	360,738
Expenses waived and/or reimbursed:
Class A	—	—	—	(15,461)	(385)
Class C	—	—	—	(17,969)	(303)
Class I	—	(264,537)	(5,489)	(29,843)	(4,656)
Class I2	—	—	(92,901)	—	(21,628)
Class R	—	(17,788)	—	—	—
Class R4	(14,283)	(31,026)	—	—	—
Class R6	—	—	—	—	(14)
Recapture of previously waived and/or reimbursed fees:
Class A	—	6,554	—	7,840	32
Class C	—	—	—	4,412	190
Class I	—	—	42	23,779	309
Class I2	—	—	49	—	5,714
Class I3	—	24,291	—	—	—
Class R	—	10,419	—	—	—
Class R4	880	81,996	—	—	—
Class R6	—	—	—	—	4
Net expenses	473,155	8,765,811	76,969	459,185	340,001

Net investment income (loss)	1,518,746	58,343,836	340,755	2,032,706	915,150

Net realized gain (loss) on:
Investments	282,565	33,256,012	56,204	1,569,694	1,250,851
Written options and swaptions	—	—	—	6,518	—
Forward foreign currency contracts	—	—	—	—	(786,491)
Foreign currency transactions	—	—	—	—	(12,409)
Net realized gain (loss)	282,565	33,256,012	56,204	1,576,212	451,951

Net change in unrealized appreciation (depreciation) on:
Investments	(174,480)	136,770,097	455,587	3,766,048	1,397,291
Written options and swaptions	—	—	—	(6,607)	—
Forward foreign currency contracts	—	—	—	—	(270,102)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	(262)
Net change in unrealized appreciation (depreciation)	(174,480)	136,770,097	455,587	3,759,441	1,126,927
Net realized and change in unrealized gain (loss)	108,085	170,026,109	511,791	5,335,653	1,578,878
Net increase (decrease) in net assets resulting from operations	$1,626,831	$228,369,945	$852,546	$7,368,359	$2,494,028

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Growth
Investment Income:
Dividend income	$—	$49,431	$—	$81,497,059	$25,289,008
Interest income	1,256,156	20,487,640	43,572,363	—	—
Net income from securities lending	643	62,876	—	215,910	408,608
Withholding taxes on foreign income	—	—	—	(6,049,611)	(2,793,372)
Total investment income	1,256,799	20,599,947	43,572,363	75,663,358	22,904,244

Expenses:
Investment management fees	213,092	3,485,803	4,911,355	17,503,666	6,417,214
Distribution and service fees:
Class A	—	—	320,680	142,753	400
Class C	—	—	704,321	154,528	—
Class R	26,079	99,019	—	76,766	—
Class R4	2,317	187,136	—	26,552	—
Transfer agent fees
Class A	—	—	41,661	213,701	552
Class C	—	—	38,853	30,531	—
Class I	—	—	1,025,876	1,275,321	59
Class I2	—	46,810	—	63,477	64,893
Class I3	3,745	14,889	—	9,221	—
Class R	—	282	—	196	—
Class R4	70	5,614	—	797	—
Class R6	—	—	—	11,636	—
Trustees, CCO and deferred compensation fees	2,028	32,780	43,980	87,230	30,952
Audit and tax fees	18,854	27,317	30,000	30,667	17,337
Custody fees	14,460	88,565	119,507	416,247	123,830
Legal fees	2,582	46,338	46,768	95,033	29,228
Printing and shareholder reports fees	2,624	32,248	71,160	130,299	32,506
Registration fees	31,326	55,280	82,768	139,865	52,832
Filing fees	5,705	10,460	9,132	15,300	8,516
Other	1,453	26,055	26,227	56,304	87,877
Total expenses before waiver and/or reimbursement and recapture	324,335	4,158,596	7,472,288	20,480,090	6,866,196
Expenses waived and/or reimbursed:
Class A	—	—	(128,272)	(73,428)	(279)
Class C	—	—	(176,080)	(15)	—
Class I	—	—	(596,510)	—	(43)
Class I3	(21,711)	—	—	—	—
Class R	(1,811)	—	—	—	—
Class R4	(1,264)	(19,821)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	3,363	5
Class C	—	—	—	15	—
Class I	—	—	26,108	—	—
Class I3	18,013	—	—	—	—
Class R	398	—	—	—	—
Class R4	25	4,023	—	—	—
Net expenses	317,985	4,142,798	6,597,534	20,410,025	6,865,879

Net investment income (loss)	938,814	16,457,149	36,974,829	55,253,333	16,038,365

Net realized gain (loss) on:
Investments	1,480,826	10,824,954	(1,608,555)	36,338,131	43,810,487
Written options and swaptions	—	—	152,174	—	—
Futures contracts	—	(5,078)	—	—	—
Forward foreign currency contracts	(491,673)	—	—	—	—
Foreign currency transactions	12,782	—	—	186,278	451,227
Net realized gain (loss)	1,001,935	10,819,876	(1,456,381)	36,524,409	44,261,714

Net change in unrealized appreciation (depreciation) on:
Investments	307,843	(45,794,181)	29,717,515	1,252,518,384	333,303,608
Written options and swaptions	—	—	1,965	—	—
Futures contracts	—	(15,891)	—	—	—
Forward foreign currency contracts	(214,012)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	6,264	—	—	102,384	207,630
Net change in unrealized appreciation (depreciation)	100,095	(45,810,072)	29,719,480	1,252,620,768	333,511,238
Net realized and change in unrealized gain (loss)	1,102,030	(34,990,196)	28,263,099	1,289,145,177	377,772,952
Net increase (decrease) in net assets resulting from operations	$2,040,844	$(18,533,047)	$65,237,928	$1,344,398,510	$393,811,317

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth
Investment Income:
Dividend income	$7,184,517	$2,167,201	$18,859,084	$1,552,894	$1,985,752
Non-cash dividend income	—	—	—	102,521	—
Net income from securities lending	39,582	4,519	18,033	341	62,358
Withholding taxes on foreign income	(748,498)	(149,852)	59	—	—
Total investment income	6,475,601	2,021,868	18,877,176	1,655,756	2,048,110

Expenses:
Investment management fees	2,930,993	452,059	5,878,911	421,981	3,676,631
Distribution and service fees:
Class A	—	798	76,439	—	—
Class C	—	—	84,613	—	—
Class R	—	—	—	156,162	462,003
Class R4	—	—	—	2,853	75,054
Transfer agent fees
Class A	—	120	44,155	—	—
Class C	—	—	15,905	—	—
Class I	138,317	292	42,558	—	—
Class I2	13,122	4,780	67,919	—	—
Class I3	—	—	—	4,605	33,364
Class R	—	—	—	419	1,225
Class R4	—	—	—	86	2,252
Class R6	—	20	990	—	—
Trustees, CCO and deferred compensation fees	12,037	1,346	8,558	3,477	20,783
Audit and tax fees	15,183	12,128	19,649	12,813	15,565
Custody fees	95,028	40,016	57,720	11,751	45,450
Legal fees	12,662	2,120	40,627	4,226	20,841
Printing and shareholder reports fees	13,728	2,791	29,719	2,384	20,879
Registration fees	30,998	27,444	47,728	33,403	37,814
Filing fees	5,113	4,663	8,898	5,058	8,605
Other	8,679	2,493	24,098	2,437	12,807
Total expenses	3,275,860	551,070	6,448,487	661,655	4,433,273
Expenses waived and/or reimbursed:
Class A	—	(13)	(912)	—	—
Class C	—	—	(284)	—	—
Class I	—	—	(33,884)	—	—
Class I2	—	—	(26,498)	—	—
Class R4	—	—	—	—	(11,384)
Class R6	—	—	(458)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	394	—	—	—
Class C	—	—	16	—	—
Class I	—	125	—	—	—
Class I2	—	84,098	—	—	—
Class R4	—	—	—	—	420
Class R6	—	343	—	—	—
Net expenses	3,275,860	636,017	6,386,467	661,655	4,422,309

Net investment income (loss)	3,199,741	1,385,851	12,490,709	994,101	(2,374,199)

Net realized gain (loss) on:
Investments	18,679,381	3,825,294	290,338,771	9,971,690	134,012,903
Foreign currency transactions	(39,467)	(6,906)	—	—	(562)
Net realized gain (loss)	18,639,914	3,818,388	290,338,771	9,971,690	134,012,341

Net change in unrealized appreciation (depreciation) on:
Investments	156,627,951	28,818,667	394,010,539	36,339,497	105,798,611
Translation of assets and liabilities denominated in foreign currencies	28,832	2,239	—	—	584
Net change in unrealized appreciation (depreciation)	156,656,783	28,820,906	394,010,539	36,339,497	105,799,195
Net realized and change in unrealized gain (loss)	175,296,697	32,639,294	684,349,310	46,311,187	239,811,536
Net increase (decrease) in net assets resulting from operations	$178,496,438	$34,025,145	$696,840,019	$47,305,288	$237,437,337

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the year ended April 30, 2021

(unaudited)

	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Asset Income

Investment Income:
Dividend income	$5,226,455	$1,130,005	$10,897,122	$4,325,779	$2,454,953
Interest income	—	—	—	—	3,613,818
Net income from securities lending	1,332	10,481	28	13,635	32,019
Withholding taxes on foreign income	—	—	—	(183,774)	—
Total investment income	5,227,787	1,140,486	10,897,150	4,155,640	6,100,790

Expenses:
Investment management fees	823,210	1,845,261	5,550,136	1,090,314	866,971
Distribution and service fees:
Class A	—	19,003	23,471	20,871	53,811
Class C	—	7,785	79,471	36,782	298,671
Class R	162,081	63,574	137,706	—	—
Class R4	15,682	434	125,732	—	—
Transfer agent fees
Class A	—	11,338	23,647	15,365	18,907
Class C	—	1,194	11,204	9,252	22,121
Class I	—	1,039	304,548	10,673	102,161
Class I2	—	16,823	15,568	5,590	1
Class I3	10,920	1,500	4,937	—	—
Class R	413	169	424	—	—
Class R4	470	13	3,772	—	—
Class R6	—	—	9,711	—	—
Trustees, CCO and deferred compensation fees	6,777	9,917	27,302	3,761	6,691
Audit and tax fees	12,973	15,748	20,436	15,898	20,098
Custody fees	15,979	17,010	48,866	13,034	20,375
Legal fees	8,572	12,376	28,313	4,273	6,083
Printing and shareholder reports fees	3,892	12,504	38,629	4,546	11,337
Registration fees	32,707	43,656	100,785	46,411	68,120
Filing fees	5,576	5,788	8,833	4,936	6,016
Other	5,181	5,306	16,540	2,746	3,472
Total expenses before waiver and/or reimbursement and recapture	1,104,433	2,090,438	6,580,031	1,284,452	1,504,835
Expenses waived and/or reimbursed:
Class A	—	—	(4,611)	(5,779)	—
Class C	—	—	—	(4,922)	—
Class I	—	—	—	—	(53,278)
Class R	(2,597)	—	(1,022)	—	—
Class R4	(749)	(79)	(47,920)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	1,495	630	—
Class C	—	—	—	224	—
Class I	—	—	—	—	4,884
Class I3	—	1,235	—	—	—
Class R	3,822	—	5,691	—	—
Class R4	601	2	3,134	—	—
Net expenses	1,105,510	2,091,596	6,536,798	1,274,605	1,456,441

Net investment income (loss)	4,122,277	(951,110)	4,360,352	2,881,035	4,644,349

Net realized gain (loss) on:
Investments	23,416,076	71,763,407	159,049,117	5,200,991	4,920,092
Foreign currency transactions	—	—	—	5,029	1,674
Net realized gain (loss)	23,416,076	71,763,407	159,049,117	5,206,020	4,921,766

Net change in unrealized appreciation (depreciation) on:
Investments	81,489,868	41,212,043	387,106,236	47,034,640	45,460,869
Translation of assets and liabilities denominated in foreign currencies	—	—	—	1,254	(708)
Net change in unrealized appreciation (depreciation)	81,489,868	41,212,043	387,106,236	47,035,894	45,460,161
Net realized and change in unrealized gain (loss)	104,905,944	112,975,450	546,155,353	52,241,914	50,381,927
Net increase (decrease) in net assets resulting from operations	$109,028,221	$112,024,340	$550,515,705	$55,122,949	$55,026,276

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value

Investment Income:
Dividend income	$5,222,734	$—	$363,169	$7,980,151	$5,485,334
Interest income	4,816,553	35,557,055	—	—	—
Net income from securities lending	18,386	20,599	32,693	68,598	6,297
Withholding taxes on foreign income	(5,687)	—	—	—	(2,688)
Total investment income	10,051,986	35,577,654	395,862	8,048,749	5,488,943

Expenses:
Investment management fees	3,610,839	6,196,825	989,495	3,803,581	3,023,793
Distribution and service fees:
Class A	785,954	955,756	26,114	8,103	418,246
Class C	1,176,820	1,039,865	21,713	3,452	323,116
Class R	—	—	46,241	22,139	—
Class R4	—	—	186	224	—
Transfer agent fees
Class A	204,251	196,166	13,753	4,681	294,064
Class C	84,305	100,892	2,894	409	58,086
Class I	182,653	1,083,586	23,713	8,575	165,608
Class I2	—	5,369	3,934	35,306	434
Class I3	—	—	1,224	1,232	—
Class R	—	—	117	52	—
Class R4	—	—	6	7	—
Class R6	826	6,130	4	3	2,437
Trustees, CCO and deferred compensation fees	6,628	61,128	4,323	20,855	1,113
Audit and tax fees	1,677	31,381	12,609	12,498	5,729
Custody fees	68,974	114,306	13,453	39,659	38,907
Legal fees	24,100	70,536	5,984	17,898	15,380
Printing and shareholder reports fees	7,310	93,478	7,198	18,148	15,673
Registration fees	41,009	138,470	52,787	74,048	62,726
Filing fees	13,024	11,848	6,456	6,326	9,292
Other	2,538	39,546	2,862	3,085	1,969
Total expenses	6,210,908	10,145,282	1,235,066	4,080,281	4,436,573
Expenses waived and/or reimbursed:
Class C	—	—	—	—	(68)
Class I2	—	—	(221)	—	—
Class R4	—	—	(62)	(23)	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	6,003	3,690	—
Class C	—	—	1,112	137	68
Class I	—	—	—	1,851	—
Class I2	—	—	10,536	—	—
Class I3	—	—	5,217	8,346	—
Class R4	—	—	11	69	—
Net expenses	6,210,908	10,145,282	1,257,662	4,094,351	4,436,573

Net investment income (loss)	3,841,078	25,432,372	(861,800)	3,954,398	1,052,370

Net realized gain (loss) on:
Investments	39,358,312	7,369,889	18,088,599	85,024,899	78,179,374
Futures contracts	1,749,052	—	—	—	—
Net realized gain (loss)	41,107,364	7,369,889	18,088,599	85,024,899	78,179,374

Net change in unrealized appreciation (depreciation) on:
Investments	140,569,943	16,549,710	52,294,910	284,982,219	209,908,096
Futures contracts	716,449	—	—	—	—
Net change in unrealized appreciation (depreciation)	141,286,392	16,549,710	52,294,910	284,982,219	209,908,096
Net realized and change in unrealized gain (loss)	182,393,756	23,919,599	70,383,509	370,007,118	288,087,470
Net increase (decrease) in net assets resulting from operations	$186,234,834	$49,351,971	$69,521,709	$373,961,516	$289,139,840

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income	Transamerica Unconstrained Bond	Transamerica US Growth

Investment Income:
Dividend income	$—	$7,598,990	$459,045	$6,655,743
Interest income	214,551	—	32,177,388	4,049
Net income from securities lending	355	5,201	50,857	12,173
Withholding taxes on foreign income	(35)	(26,252)	—	—
Total investment income	214,871	7,577,939	32,687,290	6,671,965

Expenses:
Investment management fees	50,005	1,690,661	5,044,751	6,401,704
Distribution and service fees:
Class A	—	97,488	149	1,075,270
Class C	—	13,835	—	98,196
Transfer agent fees
Class A	—	13,815	80	486,275
Class C	—	2,605	—	14,593
Class I	499	2,407	1,840	209,553
Class I2	878	15,684	59,386	22,554
Class R6	—	143	—	—
Class T	—	—	—	37,627
Trustees, CCO and deferred compensation fees	266	1,031	29,725	708
Audit and tax fees	24,214	8,861	28,320	184
Custody fees	9,190	16,569	174,003	47,921
Legal fees	1,918	32,836	31,837	4,689
Printing and shareholder reports fees	13,216	35,461	38,614	3,497
Registration fees	59,159	84,831	27,235	279
Filing fees	14,026	6,153	7,427	7,795
Other	276	999	28,463	—
Total expenses before waiver and/or reimbursement and recapture	173,647	2,023,379	5,471,830	8,410,845
Expenses waived and/or reimbursed:
Class A	—	(1,966)	(5)	—
Class C	—	(790)	—	(5)
Class I	(4,956)	(1,511)	(135)	—
Class I2	(113,561)	(12,616)	(53,940)	—
Class R6	—	(269)	—	—
Recapture of previously waived and/or reimbursed fees:
Class C	—	267	—	131
Class I2	—	584	—	—
Class R6	—	154	—	—
Net expenses	55,130	2,007,232	5,417,750	8,410,971

Net investment income (loss)	159,741	5,570,707	27,269,540	(1,739,006)

Net realized gain (loss) on:
Investments	(93,392)	81,475,105	22,847,976	161,856,200
Futures contracts	—	—	40,803,200	—
Forward foreign currency contracts	—	—	(746,833)	—
Foreign currency transactions	—	—	43,355	—
Net realized gain (loss)	(93,392)	81,475,105	62,947,698	161,856,200

Net change in unrealized appreciation (depreciation) on:
Investments	(318,794)	45,902,265	6,751,153	269,327,904
Unfunded commitment	—	—	(1,778)	—
Futures contracts	—	—	3,064,286	—
Forward foreign currency contracts	—	—	(2,906,941)	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(22,582)	1,037
Net change in unrealized appreciation (depreciation)	(318,794)	45,902,265	6,884,138	269,328,941
Net realized and change in unrealized gain (loss)	(412,186)	127,377,370	69,831,836	431,185,141
Net increase (decrease) in net assets resulting from operations	$(252,445)	$132,948,077	$97,101,376	$429,446,135

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$524,130	$1,384,093	$22,620,059	$42,907,640	$(22,414,087)	$(26,944,722)
Net realized gain (loss)	4,491,409	3,977,303	1,480,526	14,246,094	539,892,475	317,212,542
Net change in unrealized appreciation (depreciation)	14,646,704	5,308,164	(8,403,568)	3,784,413	417,100,379	1,487,641,399
Net increase (decrease) in net assets resulting from operations	19,662,243	10,669,560	15,697,017	60,938,147	934,578,767	1,777,909,219

Dividends and/or distributions to shareholders:
Class A	—	—	(2,403,862)	(3,550,175)	(52,431,936)	(42,218,753)
Class C	—	—	(1,171,572)	(1,652,158)	(35,538,831)	(26,097,461)
Class I	—	—	(23,007,833)	(34,363,536)	(146,991,573)	(92,872,512)
Class I2	—	—	(7,006,389)	(4,370,710)	(54,563,456)	(63,098,839)
Class I3	(2,387,022)	(1,981,053)	—	—	—	—
Class R	(2,835,799)	(2,375,724)	—	—	—	—
Class R6	—	—	(566,347)	(664,305)	(3,470,453)	(3,117,851)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,222,821)	(4,356,777)	(34,156,003)	(44,600,884)	(292,996,249)	(227,405,416)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	21,388,136	66,068,341	240,974,512	282,458,678
Class C	—	—	8,630,444	35,934,488	86,099,533	124,728,775
Class I	—	—	271,660,765	771,626,652	1,046,605,389	1,312,369,519
Class I2	—	—	33,177,886	275,465,455	2,374,100	33,918,895
Class I3	1,336,985	3,690,088	—	—	—	—
Class R	2,712,276	4,130,620	—	—	—	—
Class R6	—	—	12,978,679	10,675,575	14,843,810	6,707,763
	4,049,261	7,820,708	347,835,910	1,159,770,511	1,390,897,344	1,760,183,630
Dividends and/or distributions reinvested:
Class A	—	—	2,088,233	3,089,728	48,649,790	39,180,816
Class C	—	—	1,018,340	1,403,144	35,508,172	25,797,127
Class I	—	—	18,504,546	26,506,614	146,332,676	91,807,370
Class I2	—	—	7,006,389	4,370,710	54,563,456	63,098,839
Class I3	2,387,022	1,981,053	—	—	—	—
Class R	2,835,799	2,375,724	—	—	—	—
Class R6	—	—	556,675	651,475	3,470,453	3,117,851
	5,222,821	4,356,777	29,174,183	36,021,671	288,524,547	223,002,003
Cost of shares redeemed:
Class A	—	—	(30,818,047)	(60,169,123)	(187,706,782)	(236,526,012)
Class C	—	—	(13,609,931)	(22,761,324)	(52,807,640)	(77,369,913)
Class I	—	—	(389,784,705)	(603,671,487)	(662,954,980)	(927,636,620)
Class I2	—	—	(10,902,501)	(17,069,236)	(64,057,215)	(204,232,045)
Class I3	(4,766,354)	(6,203,606)	—	—	—	—
Class R	(4,124,575)	(14,339,645)	—	—	—	—
Class R6	—	—	(5,427,910)	(7,627,410)	(6,468,691)	(10,336,223)
	(8,890,929)	(20,543,251)	(450,543,094)	(711,298,580)	(973,995,308)	(1,456,100,813)
Automatic conversions:
Class A	—	—	6,737,923	5,851,645	13,793,130	7,214,452
Class C	—	—	(6,737,923)	(5,851,645)	(13,793,130)	(7,214,452)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	381,153	(8,365,766)	(73,533,001)	484,493,602	705,426,583	527,084,820
Net increase (decrease) in net assets	14,820,575	(2,052,983)	(91,991,987)	500,830,865	1,347,009,101	2,077,588,623

Net assets:
Beginning of period/year	118,620,223	120,673,206	1,902,046,496	1,401,215,631	4,090,903,013	2,013,314,390
End of period/year	$133,440,798	$118,620,223	$1,810,054,509	$1,902,046,496	$5,437,912,114	$4,090,903,013

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	—	—	2,218,923	6,997,509	4,427,623	7,659,467
Class C	—	—	901,111	3,816,404	2,126,923	4,505,206
Class I	—	—	28,169,517	81,434,878	18,088,867	34,489,664
Class I2	—	—	3,413,590	29,259,876	102,878	2,317,768
Class I3	107,589	322,847	—	—	—	—
Class R	217,039	362,657	—	—	—	—
Class R6	—	—	1,339,720	1,123,270	670,557	444,276
	324,628	685,504	36,042,861	122,631,937	25,416,848	49,416,381
Shares reinvested:
Class A	—	—	217,114	327,265	869,931	1,502,332
Class C	—	—	106,463	149,651	857,271	1,303,544
Class I	—	—	1,920,909	2,801,776	2,453,188	3,317,939
Class I2	—	—	727,051	459,822	2,318,889	5,411,564
Class I3	196,800	181,097	—	—	—	—
Class R	233,813	216,573	—	—	—	—
Class R6	—	—	57,825	68,857	147,491	267,397
	430,613	397,670	3,029,362	3,807,371	6,646,770	11,802,776
Shares redeemed:
Class A	—	—	(3,210,939)	(6,429,148)	(3,518,235)	(6,856,363)
Class C	—	—	(1,428,378)	(2,447,701)	(1,313,576)	(3,085,919)
Class I	—	—	(40,560,931)	(64,799,028)	(11,510,637)	(25,943,024)
Class I2	—	—	(1,126,025)	(1,848,847)	(2,740,906)	(11,807,417)
Class I3	(384,150)	(554,529)	—	—	—	—
Class R	(331,220)	(1,297,361)	—	—	—	—
Class R6	—	—	(561,392)	(818,554)	(276,590)	(636,661)
	(715,370)	(1,851,890)	(46,887,665)	(76,343,278)	(19,359,944)	(48,329,384)
Automatic conversions:
Class A	—	—	710,920	611,619	253,992	195,642
Class C	—	—	(715,597)	(615,578)	(343,195)	(257,931)
	—	—	(4,677)	(3,959)	(89,203)	(62,289)
Net increase (decrease) in shares outstanding:
Class A	—	—	(63,982)	1,507,245	2,033,311	2,501,078
Class C	—	—	(1,136,401)	902,776	1,327,423	2,464,900
Class I	—	—	(10,470,505)	19,437,626	9,031,418	11,864,579
Class I2	—	—	3,014,616	27,870,851	(319,139)	(4,078,085)
Class I3	(79,761)	(50,585)	—	—	—	—
Class R	119,632	(718,131)	—	—	—	—
Class R6	—	—	836,153	373,573	541,458	75,012
	39,871	(768,716)	(7,820,119)	50,092,071	12,614,471	12,827,484

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dynamic Income		Transamerica Emerging Markets Debt		Transamerica Emerging Markets Opportunities
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020 (A)
From operations:
Net investment income (loss)	$2,159,854	$4,078,391	$10,145,803	$27,086,389	$1,596,431	$5,026,870
Net realized gain (loss)	(3,566,468)	(19,441,613)	(4,136,533)	(36,017,385)	92,322,584	(25,941,808)
Net change in unrealized appreciation (depreciation)	11,836,956	(2,640,904)	14,690,343	(8,730,640)	124,084,608	46,289,604
Net increase (decrease) in net assets resulting from operations	10,430,342	(18,004,126)	20,699,613	(17,661,636)	218,003,623	25,374,666

Dividends and/or distributions to shareholders:
Class A	(737,741)	(1,692,895)	(130,090)	(195,910)	—	—
Class C	(498,064)	(1,799,395)	(32,956)	(146,193)	—	—
Class I	(352,446)	(1,047,778)	(4,538,841)	(9,372,202)	(447)	—
Class I2	—	—	(2,542,224)	(2,916,454)	(5,821,792)	—
Class R6	—	—	(215,707)	(154,889)	—	—
Return of capital:
Class A	—	(718,078)	—	(42,326)	—	—
Class C	—	(763,255)	—	(31,583)	—	—
Class I	—	(444,440)	—	(2,024,779)	—	—
Class I2	—	—	—	(630,074)	—	—
Class R6	—	—	—	(33,462)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,588,251)	(6,465,841)	(7,459,818)	(15,547,872)	(5,822,239)	—

Capital share transactions:
Proceeds from shares sold:
Class A	497,138	1,971,346	2,237,739	1,847,039	—	—
Class C	604,511	1,362,424	311,616	774,343	—	—
Class I	1,216,147	6,278,385	61,050,764	95,204,590	—	76,808
Class I2	—	—	514,086	31,139,417	18,782,267	838,971,712
Class R6	—	—	5,919,801	7,043,922	—	—
	2,317,796	9,612,155	70,034,006	136,009,311	18,782,267	839,048,520
Dividends and/or distributions reinvested:
Class A	653,841	2,185,432	118,410	229,127	—	—
Class C	487,480	2,386,850	29,541	161,923	—	—
Class I	348,938	1,472,491	3,986,678	8,757,588	447	—
Class I2	—	—	2,542,224	3,546,528	5,821,792	—
Class R6	—	—	215,707	188,351	—	—
	1,490,259	6,044,773	6,892,560	12,883,517	5,822,239	—
Cost of shares redeemed:
Class A	(8,651,010)	(16,764,173)	(1,568,026)	(3,533,589)	—	—
Class C	(6,127,849)	(18,589,154)	(484,896)	(2,681,427)	—	—
Class I	(7,045,422)	(20,942,784)	(43,816,878)	(289,360,645)	(99)	(6,656)
Class I2	—	—	(1,025,469)	(32,166,671)	(57,894,013)	(22,958,730)
Class R6	—	—	(410,097)	(3,280,200)	—	—
	(21,824,281)	(56,296,111)	(47,305,366)	(331,022,532)	(57,894,112)	(22,965,386)
Automatic conversions:
Class A	23,695,844	11,094,368	1,070,691	816,742	—	—
Class C	(23,695,844)	(11,094,368)	(1,070,691)	(816,742)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(18,016,226)	(40,639,183)	29,621,200	(182,129,704)	(33,289,606)	816,083,134
Net increase (decrease) in net assets	(9,174,135)	(65,109,150)	42,860,995	(215,339,212)	178,891,778	841,457,800

Net assets:
Beginning of period/year	116,348,957	181,458,107	401,370,022	616,709,234	841,457,800	—
End of period/year	$107,174,822	$116,348,957	$444,231,017	$401,370,022	$1,020,349,578	$841,457,800

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dynamic Income		Transamerica Emerging Markets Debt		Transamerica Emerging Markets Opportunities
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020 (A)

Capital share transactions - shares:
Shares issued:
Class A	60,020	232,817	207,724	177,061	—	—
Class C	72,857	161,001	29,453	76,543	—	—
Class I	146,047	723,572	5,570,477	9,245,346	—	7,797
Class I2	—	—	46,981	2,927,758	1,630,861	87,408,829
Class R6	—	—	542,616	693,678	—	—
	278,924	1,117,390	6,397,251	13,120,386	1,630,861	87,416,626
Shares reinvested:
Class A	79,003	264,190	10,957	23,392	—	—
Class C	59,163	288,289	2,758	16,620	—	—
Class I	42,162	177,731	365,550	894,177	39	—
Class I2	—	—	232,834	362,468	511,132	—
Class R6	—	—	19,858	19,266	—	—
	180,328	730,210	631,957	1,315,923	511,171	—
Shares redeemed:
Class A	(1,041,718)	(2,006,595)	(144,534)	(348,111)	—	—
Class C	(742,148)	(2,262,208)	(45,228)	(267,235)	—	—
Class I	(848,078)	(2,460,768)	(4,015,749)	(30,093,530)	(8)	(742)
Class I2	—	—	(94,003)	(3,328,799)	(4,849,053)	(2,424,792)
Class R6	—	—	(37,278)	(335,637)	—	—
	(2,631,944)	(6,729,571)	(4,336,792)	(34,373,312)	(4,849,061)	(2,425,534)
Automatic conversions:
Class A	2,851,592	1,374,667	99,444	79,102	—	—
Class C	(2,865,728)	(1,381,692)	(100,222)	(79,846)	—	—
	(14,136)	(7,025)	(778)	(744)	—	—
Net increase (decrease) in shares outstanding:
Class A	1,948,897	(134,921)	173,591	(68,556)	—	—
Class C	(3,475,856)	(3,194,610)	(113,239)	(253,918)	—	—
Class I	(659,869)	(1,559,465)	1,920,278	(19,954,007)	31	7,055
Class I2	—	—	185,812	(38,573)	(2,707,060)	84,984,037
Class R6	—	—	525,196	377,307	—	—
	(2,186,828)	(4,888,996)	2,691,638	(19,937,747)	(2,707,029)	84,991,092

(A)	Fund Commenced operations on December 19, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Event Driven		Transamerica Floating Rate		Transamerica Global Equity
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$37,302	$(207,905)	$1,648,910	$4,832,686	$254,831	$466,604
Net realized gain (loss)	3,053,966	4,216,659	(2,683,101)	(11,554,141)	4,441,078	1,576,791
Net change in unrealized appreciation (depreciation)	1,043,129	2,961,236	4,954,212	4,122,334	17,850,289	(2,062,009)
Net increase (decrease) in net assets resulting from operations	4,134,397	6,969,990	3,920,021	(2,599,121)	22,546,198	(18,614)

Dividends and/or distributions to shareholders:
Class A	—	—	(266,825)	(722,909)	(1,029,483)	(3,113,147)
Class C	—	—	(194,089)	(508,554)	(87,642)	(422,012)
Class I	(304,852)	(3,398)	(1,461,922)	(3,085,493)	(661,219)	(2,238,353)
Class I2	(3,987,497)	(386,265)	(207)	(292,926)	—	—
Class R6	—	—	—	—	(19,021)	(56,693)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(4,292,349)	(389,663)	(1,923,043)	(4,609,882)	(1,797,365)	(5,830,205)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	2,327,080	7,566,852	1,149,873	1,663,871
Class C	—	—	2,318,420	2,703,938	119,876	238,352
Class I	420,438	4,856,642	56,394,419	28,460,821	410,428	661,450
Class I2	35,583	3,050,206	—	10,328	—	—
Class R6	—	—	—	—	59,859	148,052
	456,021	7,906,848	61,039,919	38,741,939	1,740,036	2,711,725
Dividends and/or distributions reinvested:
Class A	—	—	264,464	714,978	941,977	2,885,120
Class C	—	—	188,364	493,580	86,125	365,737
Class I	229,309	3,398	1,455,356	3,057,145	620,842	2,104,357
Class I2	3,987,497	386,265	207	156,732	—	—
Class R6	—	—	—	—	19,021	56,693
	4,216,806	389,663	1,908,391	4,422,435	1,667,965	5,411,907
Cost of shares redeemed:
Class A	—	—	(2,550,496)	(17,973,676)	(3,870,361)	(10,828,642)
Class C	—	—	(1,375,173)	(7,513,923)	(373,695)	(1,872,048)
Class I	(913,839)	(174,316)	(12,388,369)	(68,572,406)	(1,395,088)	(9,868,447)
Class I2	(51,437)	(49,305,677)	—	(81,285,082)	—	—
Class R6	—	—	—	—	(169,273)	(351,551)
	(965,276)	(49,479,993)	(16,314,038)	(175,345,087)	(5,808,417)	(22,920,688)
Automatic conversions:
Class A	—	—	830,015	381,460	2,500,383	3,437,172
Class C	—	—	(830,015)	(381,460)	(2,500,383)	(3,437,172)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	3,707,551	(41,183,482)	46,634,272	(132,180,713)	(2,400,416)	(14,797,056)
Net increase (decrease) in net assets	3,549,599	(34,603,155)	48,631,250	(139,389,716)	18,348,417	(20,645,875)

Net assets:
Beginning of period/year	59,316,547	93,919,702	83,633,350	223,023,066	84,628,617	105,274,492
End of period/year	$62,866,146	$59,316,547	$132,264,600	$83,633,350	$102,977,034	$84,628,617

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Event Driven		Transamerica Floating Rate		Transamerica Global Equity
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	—	—	246,475	812,347	71,942	124,638
Class C	—	—	244,706	290,882	7,580	18,234
Class I	35,048	414,473	5,986,686	3,108,389	25,485	48,572
Class I2	3,076	277,086	—	1,036	—	—
Class R6	—	—	—	—	3,750	11,318
	38,124	691,559	6,477,867	4,212,654	108,757	202,762
Shares reinvested:
Class A	—	—	27,986	77,412	61,326	204,618
Class C	—	—	19,934	53,589	5,769	26,503
Class I	19,482	312	154,715	332,738	40,367	149,139
Class I2	345,837	35,965	22	16,362	—	—
Class R6	—	—	—	—	1,236	4,015
	365,319	36,277	202,657	480,101	108,698	384,275
Shares redeemed:
Class A	—	—	(270,358)	(1,953,184)	(241,033)	(839,615)
Class C	—	—	(145,773)	(836,115)	(24,633)	(147,718)
Class I	(78,303)	(16,889)	(1,318,351)	(7,614,649)	(87,539)	(798,147)
Class I2	(4,412)	(4,497,630)	—	(8,464,440)	—	—
Class R6	—	—	—	—	(10,435)	(27,098)
	(82,715)	(4,514,519)	(1,734,482)	(18,868,388)	(363,640)	(1,812,578)
Automatic conversions:
Class A	—	—	87,596	41,642	153,974	253,914
Class C	—	—	(87,585)	(41,612)	(158,588)	(260,660)
	—	—	11	30	(4,614)	(6,746)
Net increase (decrease) in shares outstanding:
Class A	—	—	91,699	(1,021,783)	46,209	(256,445)
Class C	—	—	31,282	(533,256)	(169,872)	(363,641)
Class I	(23,773)	397,896	4,823,050	(4,173,522)	(21,687)	(600,436)
Class I2	344,501	(4,184,579)	22	(8,447,042)	—	—
Class R6	—	—	—	—	(5,449)	(11,765)
	320,728	(3,786,683)	4,946,053	(14,175,603)	(150,799)	(1,232,287)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Government Money Market		Transamerica High Quality Bond		Transamerica High Yield Bond
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$813,828	$5,747,845	$1,518,746	$5,636,810	$58,343,836	$97,690,932
Net realized gain (loss)	4,820	—	282,565	1,145,886	33,256,012	(30,053,672)
Net change in unrealized appreciation (depreciation)	—	—	(174,480)	(1,296,387)	136,770,097	(29,178,599)
Net increase (decrease) in net assets resulting from operations	818,648	5,747,845	1,626,831	5,486,309	228,369,945	38,458,661

Dividends and/or distributions to shareholders:
Class A	(478,243)	(1,024,138)	—	—	(1,722,132)	(4,153,927)
Class C	(8,585)	(188,512)	—	—	(324,366)	(996,309)
Class I	(25,413)	(92,482)	—	—	(14,510,792)	(15,448,277)
Class I2	(8,209)	(32,663)	—	—	(24,902,842)	(43,238,267)
Class I3	(110,462)	(530,935)	(1,387,609)	(4,455,458)	(5,710,404)	(12,656,643)
Class R	—	—	(112,508)	(348,745)	(582,567)	(1,634,345)
Class R2	(34,134)	(3,257,565)	—	—	—	—
Class R4	(144,678)	(625,633)	(325,957)	(1,181,613)	(11,126,277)	(22,901,908)
Class R6	—	—	—	—	(1,064,741)	(2,477,978)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(809,724)	(5,751,928)	(1,826,074)	(5,985,816)	(59,944,121)	(103,507,654)

Capital share transactions:
Proceeds from shares sold:
Class A	100,571,356	201,612,658	—	—	15,139,957	23,809,544
Class C	5,172,305	18,125,323	—	—	1,718,844	3,128,935
Class I	12,260,515	15,343,406	—	—	295,817,635	648,690,407
Class I2	1,934,484	6,139,242	—	—	5,663,422	573,034,852
Class I3	267,029,415	498,734,146	30,375,563	53,225,012	45,936,641	17,302,976
Class R	—	—	3,227,750	5,916,697	1,887,662	4,805,904
Class R2	113,292,476	176,573,967	—	—	—	—
Class R4	32,065,577	124,061,564	3,501,233	9,894,023	33,743,210	266,983,560
Class R6	—	—	—	—	14,232,262	18,339,755
	532,326,128	1,040,590,306	37,104,546	69,035,732	414,139,633	1,556,095,933
Dividends and/or distributions reinvested:
Class A	475,430	1,012,709	—	—	1,584,038	3,800,799
Class C	8,484	184,885	—	—	315,761	938,173
Class I	25,257	88,269	—	—	13,216,369	14,803,334
Class I2	8,209	32,663	—	—	24,854,496	43,227,311
Class I3	110,462	530,935	1,387,609	4,455,458	5,710,404	12,656,643
Class R	—	—	112,508	348,745	560,329	1,430,431
Class R2	34,254	3,257,765	—	—	—	—
Class R4	144,678	625,633	325,957	1,181,613	11,126,186	22,901,908
Class R6	—	—	—	—	1,064,493	2,477,969
	806,774	5,732,859	1,826,074	5,985,816	58,432,076	102,236,568
Cost of shares redeemed:
Class A	(90,135,631)	(116,818,645)	—	—	(19,689,229)	(43,531,823)
Class C	(6,110,380)	(11,182,361)	—	—	(2,128,199)	(6,128,617)
Class I	(11,787,420)	(9,840,199)	—	—	(60,333,481)	(210,258,098)
Class I2	(1,782,100)	(6,193,982)	—	—	(108,720,862)	(17,375,677)
Class I3	(254,577,964)	(548,246,012)	(29,719,071)	(118,593,264)	(40,786,373)	(79,459,856)
Class R	—	—	(4,213,103)	(4,800,969)	(10,002,701)	(7,679,198)
Class R2	(992,143,658)	(72,733,542)	—	—	—	—
Class R4	(48,473,439)	(151,397,417)	(2,647,476)	(20,295,265)	(634,902,983)	(43,882,783)
Class R6	—	—	—	—	(6,450,372)	(18,393,435)
	(1,405,010,592)	(916,412,158)	(36,579,650)	(143,689,498)	(883,014,200)	(426,709,487)
Automatic conversions:
Class A	2,472,868	870,934	—	—	5,747,725	4,018,101
Class C	(2,472,868)	(870,934)	—	—	(5,747,725)	(4,018,101)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(871,877,690)	129,911,007	2,350,970	(68,667,950)	(410,442,491)	1,231,623,014
Net increase (decrease) in net assets	(871,868,766)	129,906,924	2,151,727	(69,167,457)	(242,016,667)	1,166,574,021

Net assets:
Beginning of period/year	1,513,333,659	1,383,426,735	170,178,563	239,346,020	2,588,143,905	1,421,569,884
End of period/year	$641,464,893	$1,513,333,659	$172,330,290	$170,178,563	$2,346,127,238	$2,588,143,905

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Government Money Market		Transamerica High Quality Bond		Transamerica High Yield Bond
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	100,571,356	201,612,658	—	—	1,692,581	2,831,638
Class C	5,172,305	18,125,323	—	—	192,478	365,612
Class I	12,260,515	15,343,406	—	—	32,335,923	75,748,848
Class I2	1,934,484	6,139,242	—	—	626,325	66,515,449
Class I3	267,029,415	498,734,146	3,040,436	5,388,710	5,065,035	2,038,124
Class R	—	—	322,285	594,203	208,150	558,757
Class R2	113,292,476	176,573,967	—	—	—	—
Class R4	32,065,577	124,061,564	350,749	1,000,483	3,697,284	30,802,017
Class R6	—	—	—	—	1,550,178	2,096,684
	532,326,128	1,040,590,306	3,713,470	6,983,396	45,367,954	180,957,129
Shares reinvested:
Class A	475,430	1,012,709	—	—	175,495	445,061
Class C	8,484	184,885	—	—	35,169	110,476
Class I	25,257	88,269	—	—	1,450,265	1,721,846
Class I2	8,209	32,663	—	—	2,724,409	5,045,485
Class I3	110,462	530,935	139,436	459,277	626,012	1,465,334
Class R	—	—	11,271	35,984	61,460	166,151
Class R2	34,254	3,257,765	—	—	—	—
Class R4	144,678	625,633	32,755	121,969	1,223,060	2,661,234
Class R6	—	—	—	—	116,701	288,187
	806,774	5,732,859	183,462	617,230	6,412,571	11,903,774
Shares redeemed:
Class A	(90,135,631)	(116,818,645)	—	—	(2,198,378)	(5,098,775)
Class C	(6,110,380)	(11,182,361)	—	—	(236,962)	(724,132)
Class I	(11,787,420)	(9,840,199)	—	—	(6,624,892)	(24,604,983)
Class I2	(1,782,100)	(6,193,982)	—	—	(11,881,264)	(2,029,590)
Class I3	(254,577,964)	(548,246,012)	(2,979,229)	(11,936,829)	(4,465,476)	(8,912,333)
Class R	—	—	(421,010)	(490,580)	(1,103,245)	(896,605)
Class R2	(992,143,658)	(72,733,542)	—	—	—	—
Class R4	(48,473,439)	(151,397,417)	(265,478)	(2,047,655)	(69,560,552)	(5,093,346)
Class R6	—	—	—	—	(710,105)	(2,193,688)
	(1,405,010,592)	(916,412,158)	(3,665,717)	(14,475,064)	(96,780,874)	(49,553,452)
Automatic conversions:
Class A	2,472,868	870,934	—	—	636,608	474,162
Class C	(2,472,868)	(870,934)	—	—	(639,397)	(476,371)
	—	—	—	—	(2,789)	(2,209)
Net increase (decrease) in shares outstanding:
Class A	13,384,023	86,677,656	—	—	306,306	(1,347,914)
Class C	(3,402,459)	6,256,913	—	—	(648,712)	(724,415)
Class I	498,352	5,591,476	—	—	27,161,296	52,865,711
Class I2	160,593	(22,077)	—	—	(8,530,530)	69,531,344
Class I3	12,561,913	(48,980,931)	200,643	(6,088,842)	1,225,571	(5,408,875)
Class R	—	—	(87,454)	139,607	(833,635)	(171,697)
Class R2	(878,816,928)	107,098,190	—	—	—	—
Class R4	(16,263,184)	(26,710,220)	118,026	(925,203)	(64,640,208)	28,369,905
Class R6	—	—	—	—	956,774	191,183
	(871,877,690)	129,911,007	231,215	(6,874,438)	(45,003,138)	143,305,242

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield ESG		Transamerica High Yield Muni		Transamerica Inflation Opportunities
	April 30, 2021 (unaudited)	October 31, 2020 (A)	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$340,755	$156,116	$2,032,706	$3,174,368	$915,150	$1,579,848
Net realized gain (loss)	56,204	(3,823)	1,576,212	(1,329,076)	451,951	727,630
Net change in unrealized appreciation (depreciation)	455,587	(163,331)	3,759,441	(2,646,649)	1,126,927	3,726,402
Net increase (decrease) in net assets resulting from operations	852,546	(11,038)	7,368,359	(801,357)	2,494,028	6,033,880

Dividends and/or distributions to shareholders:
Class A	—	—	(347,177)	(683,904)	(5,201)	(8,598)
Class C	—	—	(160,899)	(348,998)	(2,268)	(2,322)
Class I	(19,821)	(9,195)	(1,218,402)	(2,446,476)	(43,787)	(53,735)
Class I2	(366,327)	(175,727)	(203)	(421)	(630,732)	(1,094,726)
Class R6	—	—	—	—	(404)	(596)
Return of capital:
Class A	—	—	—	(65,834)	—	—
Class C	—	—	—	(33,595)	—	—
Class I	—	—	—	(235,504)	—	—
Class I2	—	—	—	(41)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(386,148)	(184,922)	(1,726,681)	(3,814,773)	(682,392)	(1,159,977)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	5,494,989	4,812,378	171,390	1,833,310
Class C	—	—	1,518,758	3,163,283	541,589	23,565
Class I	39,501	1,000,000	23,345,299	45,803,869	2,870,129	2,789,400
Class I2	—	19,000,000	—	—	11,084,989	4,466,472
	39,501	20,000,000	30,359,046	53,779,530	14,668,097	9,112,747
Dividends and/or distributions reinvested:
Class A	—	—	342,280	741,021	5,201	8,436
Class C	—	—	160,473	380,786	2,268	2,322
Class I	19,821	9,195	1,216,479	2,673,684	43,787	53,735
Class I2	366,327	175,727	203	462	630,732	1,094,726
Class R6	—	—	—	—	404	596
	386,148	184,922	1,719,435	3,795,953	682,392	1,159,815
Cost of shares redeemed:
Class A	—	—	(2,033,065)	(8,731,381)	(98,445)	(1,832,382)
Class C	—	—	(910,978)	(2,916,172)	(88,715)	(16,787)
Class I	—	—	(10,432,494)	(58,119,118)	(653,832)	(1,852,443)
Class I2	—	—	—	—	(4,036,506)	(44,723,049)
	—	—	(13,376,537)	(69,766,671)	(4,877,498)	(48,424,661)
Automatic conversions:
Class A	—	—	431,674	31,967	63,692	1,128
Class C	—	—	(431,674)	(31,967)	(63,692)	(1,128)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	425,649	20,184,922	18,701,944	(12,191,188)	10,472,991	(38,152,099)
Net increase (decrease) in net assets	892,047	19,988,962	24,343,622	(16,807,318)	12,284,627	(33,278,196)

Net assets:
Beginning of period/year	19,988,962	—	92,419,412	109,226,730	94,233,180	127,511,376
End of period/year	$20,881,009	$19,988,962	$116,763,034	$92,419,412	$106,517,807	$94,233,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield ESG		Transamerica High Yield Muni		Transamerica Inflation Opportunities
	April 30, 2021 (unaudited)	October 31, 2020 (A)	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	—	—	459,224	416,388	15,615	178,574
Class C	—	—	125,252	269,000	51,290	2,344
Class I	3,904	100,000	1,945,616	4,011,007	259,939	265,384
Class I2	—	1,900,000	—	—	1,001,532	423,869
	3,904	2,000,000	2,530,092	4,696,395	1,328,376	870,171
Shares reinvested:
Class A	—	—	28,427	63,812	476	810
Class C	—	—	13,328	32,816	212	226
Class I	1,954	926	101,037	230,094	3,976	5,091
Class I2	36,117	17,706	17	40	57,123	103,966
Class R6	—	—	—	—	37	56
	38,071	18,632	142,809	326,762	61,824	110,149
Shares redeemed:
Class A	—	—	(168,424)	(767,211)	(8,980)	(175,012)
Class C	—	—	(75,961)	(251,996)	(8,343)	(1,638)
Class I	—	—	(868,159)	(5,136,990)	(59,117)	(178,635)
Class I2	—	—	—	—	(364,176)	(4,288,363)
	—	—	(1,112,544)	(6,156,197)	(440,616)	(4,643,648)
Automatic conversions:
Class A	—	—	35,698	2,808	5,865	110
Class C	—	—	(35,645)	(2,805)	(6,014)	(112)
	—	—	53	3	(149)	(2)
Net increase (decrease) in shares outstanding:
Class A	—	—	354,925	(284,203)	12,976	4,482
Class C	—	—	26,974	47,015	37,145	820
Class I	5,858	100,926	1,178,494	(895,889)	204,798	91,840
Class I2	36,117	1,917,706	17	40	694,479	(3,760,528)
Class R6	—	—	—	—	37	56
	41,975	2,018,632	1,560,410	(1,133,037)	949,435	(3,663,330)

(A)	Fund commenced operations on July 31, 2020.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation-Protected Securities		Transamerica Intermediate Bond		Transamerica Intermediate Muni
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$938,814	$1,246,283	$16,457,149	$44,564,739	$36,974,829	$34,232,038
Net realized gain (loss)	1,001,935	104,711	10,819,876	79,792,419	(1,456,381)	(1,994,916)
Net change in unrealized appreciation (depreciation)	100,095	6,649,262	(45,810,072)	(5,750,715)	29,719,480	18,156,703
Net increase (decrease) in net assets resulting from operations	2,040,844	8,000,256	(18,533,047)	118,606,443	65,237,928	50,393,825

Dividends and/or distributions to shareholders:
Class A	—	—	—	—	(2,521,090)	(4,732,319)
Class C	—	—	—	—	(946,790)	(2,112,410)
Class I	—	—	—	—	(20,945,256)	(34,632,751)
Class I2	—	—	(54,418,793)	(33,993,563)	(123)	(214)
Class I3	(736,707)	(1,333,775)	(16,776,374)	(9,443,631)	—	—
Class R	(52,460)	(94,679)	(1,643,434)	(816,989)	—	—
Class R4	(11,844)	(24,677)	(6,095,877)	(3,379,895)	—	—
Return of capital:
Class A	—	—	—	—	—	(791,274)
Class C	—	—	—	—	—	(353,226)
Class I	—	—	—	—	—	(5,790,954)
Class I2	—	—	—	—	—	(69)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(801,011)	(1,453,131)	(78,934,478)	(47,634,078)	(24,413,259)	(48,413,217)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	—	47,578,838	90,873,850
Class C	—	—	—	—	15,719,359	26,966,419
Class I	—	—	—	—	460,052,374	983,697,491
Class I2	—	—	24,616,737	55,112,361	—	—
Class I3	6,763,211	9,078,534	41,364,246	55,306,002	—	—
Class R	789,896	3,481,541	2,180,912	8,809,500	—	—
Class R4	337,148	653,522	14,379,093	26,112,930	—	—
	7,890,255	13,213,597	82,540,988	145,340,793	523,350,571	1,101,537,760
Dividends and/or distributions reinvested:
Class A	—	—	—	—	2,247,145	4,985,003
Class C	—	—	—	—	817,097	2,065,223
Class I	—	—	—	—	17,119,223	31,702,694
Class I2	—	—	54,418,793	33,993,563	123	283
Class I3	736,707	1,333,775	16,776,374	9,443,631	—	—
Class R	52,460	94,679	1,643,434	816,989	—	—
Class R4	11,844	24,677	6,095,877	3,379,895	—	—
	801,011	1,453,131	78,934,478	47,634,078	20,183,588	38,753,203
Cost of shares redeemed:
Class A	—	—	—	—	(38,829,762)	(71,934,360)
Class C	—	—	—	—	(11,554,939)	(30,834,828)
Class I	—	—	—	—	(283,452,253)	(482,756,780)
Class I2	—	—	(94,655,323)	(690,868,803)	—	—
Class I3	(9,803,896)	(21,221,599)	(13,159,362)	(178,302,842)	—	—
Class R	(968,691)	(2,790,988)	(7,010,412)	(20,628,903)	—	—
Class R4	(1,283,317)	(1,130,857)	(28,152,671)	(51,408,095)	—	—
	(12,055,904)	(25,143,444)	(142,977,768)	(941,208,643)	(333,836,954)	(585,525,968)
Automatic conversions:
Class A	—	—	—	—	5,060,088	2,845,240
Class C	—	—	—	—	(5,060,088)	(2,845,240)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,364,638)	(10,476,716)	18,497,698	(748,233,772)	209,697,205	554,764,995
Net increase (decrease) in net assets	(2,124,805)	(3,929,591)	(78,969,827)	(677,261,407)	250,521,874	556,745,603

Net assets:
Beginning of period/year	112,222,356	116,151,947	1,865,117,913	2,542,379,320	2,273,355,748	1,716,610,145
End of period/year	$110,097,551	$112,222,356	$1,786,148,086	$1,865,117,913	$2,523,877,622	$2,273,355,748

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation-Protected Securities		Transamerica Intermediate Bond		Transamerica Intermediate Muni
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	—	—	—	—	3,963,988	7,698,776
Class C	—	—	—	—	1,311,260	2,287,918
Class I	—	—	—	—	38,171,279	83,234,576
Class I2	—	—	2,323,070	5,207,917	—	—
Class I3	617,193	862,096	3,915,186	5,174,493	—	—
Class R	72,078	333,227	204,668	817,112	—	—
Class R4	30,705	62,487	1,354,385	2,430,130	—	—
	719,976	1,257,810	7,797,309	13,629,652	43,446,527	93,221,270
Shares reinvested:
Class A	—	—	—	—	187,235	422,059
Class C	—	—	—	—	68,220	175,247
Class I	—	—	—	—	1,421,494	2,673,273
Class I2	—	—	5,154,209	3,190,159	11	24
Class I3	67,210	128,211	1,586,375	883,740	—	—
Class R	4,776	9,078	155,123	76,466	—	—
Class R4	1,077	2,366	576,135	315,935	—	—
	73,063	139,655	7,471,842	4,466,300	1,676,960	3,270,603
Shares redeemed:
Class A	—	—	—	—	(3,238,416)	(6,134,186)
Class C	—	—	—	—	(965,742)	(2,634,458)
Class I	—	—	—	—	(23,549,702)	(41,224,777)
Class I2	—	—	(9,135,536)	(64,909,562)	—	—
Class I3	(900,608)	(2,044,009)	(1,246,020)	(16,768,924)	—	—
Class R	(88,457)	(267,688)	(661,741)	(1,912,164)	—	—
Class R4	(117,886)	(108,418)	(2,600,776)	(4,828,882)	—	—
	(1,106,951)	(2,420,115)	(13,644,073)	(88,419,532)	(27,753,860)	(49,993,421)
Automatic conversions:
Class A	—	—	—	—	421,602	239,508
Class C	—	—	—	—	(422,350)	(239,946)
	—	—	—	—	(748)	(438)
Net increase (decrease) in shares outstanding:
Class A	—	—	—	—	1,334,409	2,226,157
Class C	—	—	—	—	(8,612)	(411,239)
Class I	—	—	—	—	16,043,071	44,683,072
Class I2	—	—	(1,658,257)	(56,511,486)	11	24
Class I3	(216,205)	(1,053,702)	4,255,541	(10,710,691)	—	—
Class R	(11,603)	74,617	(301,950)	(1,018,586)	—	—
Class R4	(86,104)	(43,565)	(670,256)	(2,082,817)	—	—
	(313,912)	(1,022,650)	1,625,078	(70,323,580)	17,368,879	46,498,014

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Equity		Transamerica International Growth		Transamerica International Small Cap Value
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$55,253,333	$68,790,321	$16,038,365	$18,023,199	$3,199,741	$5,871,905
Net realized gain (loss)	36,524,409	(171,750,754)	44,261,714	(16,453,969)	18,639,914	5,664,265
Net change in unrealized appreciation (depreciation)	1,252,620,768	(303,158,312)	333,511,238	64,933,192	156,656,783	(15,239,888)
Net increase (decrease) in net assets resulting from operations	1,344,398,510	(406,118,745)	393,811,317	66,502,422	178,496,438	(3,703,718)

Dividends and/or distributions to shareholders:
Class A	(697,951)	(3,866,427)	(1,630)	(1,722)	—	—
Class C	—	(770,760)	—	—	—	—
Class I	(29,668,975)	(60,537,092)	(196)	(335)	(2,686,636)	(2,374,910)
Class I2	(22,003,572)	(55,020,620)	(17,217,444)	(23,067,648)	(3,728,380)	(10,778,003)
Class I3	(3,137,564)	(5,988,789)	—	—	—	—
Class R	(255,613)	(743,068)	—	—	—	—
Class R4	(230,220)	(509,323)	—	—	—	—
Class R6	(3,500,805)	(7,323,736)	(127)	(203)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(59,494,700)	(134,759,815)	(17,219,397)	(23,069,908)	(6,415,016)	(13,152,913)

Capital share transactions:
Proceeds from shares sold:
Class A	13,121,504	48,904,275	236,588	128,311	—	—
Class C	2,328,548	3,392,641	—	—	—	—
Class I	560,215,631	1,242,855,491	—	1,000	23,062,174	149,487,207
Class I2	46,257,720	89,612,245	33,168,127	292,676,339	7,379,132	3,719,310
Class I3	3,835,813	46,197,288	—	—	—	—
Class R	811,375	1,722,842	—	—	—	—
Class R4	1,575,911	4,551,848	—	—	—	—
Class R6	124,402,236	78,758,238	—	—	—	—
	752,548,738	1,515,994,868	33,404,715	292,805,650	30,441,306	153,206,517
Dividends and/or distributions reinvested:
Class A	521,040	3,381,249	1,630	1,722	—	—
Class C	—	655,134	—	—	—	—
Class I	27,157,141	55,216,987	196	335	2,678,636	2,340,217
Class I2	22,003,572	55,020,620	17,217,444	23,067,648	3,728,380	10,778,003
Class I3	3,137,564	5,988,789	—	—	—	—
Class R	255,613	743,068	—	—	—	—
Class R4	230,220	509,323	—	—	—	—
Class R6	3,408,490	7,180,647	127	203	—	—
	56,713,640	128,695,817	17,219,397	23,069,908	6,407,016	13,118,220
Cost of shares redeemed:
Class A	(84,610,965)	(42,641,856)	(42,815)	(50,071)	—	—
Class C	(5,778,207)	(15,415,451)	—	—	—	—
Class I	(315,925,682)	(1,361,048,212)	(35)	(15)	(28,943,112)	(34,368,431)
Class I2	(138,421,188)	(461,729,666)	(75,302,567)	(81,755,840)	(3,792,346)	(166,487,204)
Class I3	(17,381,141)	(36,631,066)	—	—	—	—
Class R	(1,967,957)	(5,292,293)	—	—	—	—
Class R4	(2,584,957)	(4,445,353)	—	—	—	—
Class R6	(38,447,271)	(90,191,366)	—	—	—	—
	(605,117,368)	(2,017,395,263)	(75,345,417)	(81,805,926)	(32,735,458)	(200,855,635)
Automatic conversions:
Class A	1,653,781	2,563,370	—	—	—	—
Class C	(1,653,781)	(2,563,370)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	204,145,010	(372,704,578)	(24,721,305)	234,069,632	4,112,864	(34,530,898)
Net increase (decrease) in net assets	1,489,048,820	(913,583,138)	351,870,615	277,502,146	176,194,286	(51,387,529)

Net assets:
Beginning of period/year	3,924,906,569	4,838,489,707	1,439,756,972	1,162,254,826	514,746,948	566,134,477
End of period/year	$5,413,955,389	$3,924,906,569	$1,791,627,587	$1,439,756,972	$690,941,234	$514,746,948

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Equity		Transamerica International Growth		Transamerica International Small Cap Value
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	673,216	3,033,594	24,584	16,704	—	—
Class C	118,940	202,237	—	—	—	—
Class I	28,535,393	80,619,823	—	127	1,548,223	13,967,764
Class I2	2,386,130	6,160,804	3,579,378	39,473,275	516,810	380,802
Class I3	192,482	2,871,714	—	—	—	—
Class R	40,342	105,836	—	—	—	—
Class R4	76,176	279,146	—	—	—	—
Class R6	6,140,356	4,789,549	—	—	—	—
	38,163,035	98,062,703	3,603,962	39,490,106	2,065,033	14,348,566
Shares reinvested:
Class A	27,908	187,223	179	224	—	—
Class C	—	36,682	—	—	—	—
Class I	1,442,227	3,025,588	22	43	191,331	177,558
Class I2	1,167,298	3,013,177	1,898,285	3,003,600	265,933	817,134
Class I3	165,309	325,655	—	—	—	—
Class R	13,418	40,231	—	—	—	—
Class R4	12,123	27,681	—	—	—	—
Class R6	179,017	389,195	14	26	—	—
	3,007,300	7,045,432	1,898,500	3,003,893	457,264	994,692
Shares redeemed:
Class A	(4,652,622)	(2,677,550)	(4,479)	(6,567)	—	—
Class C	(311,027)	(983,942)	—	—	—	—
Class I	(16,015,868)	(88,605,884)	(4)	(2)	(2,050,588)	(3,072,533)
Class I2	(6,863,345)	(28,927,210)	(7,919,992)	(11,602,363)	(252,997)	(14,058,376)
Class I3	(876,360)	(2,125,770)	—	—	—	—
Class R	(99,662)	(327,688)	—	—	—	—
Class R4	(129,192)	(276,501)	—	—	—	—
Class R6	(1,904,206)	(5,538,943)	—	—	—	—
	(30,852,282)	(129,463,488)	(7,924,475)	(11,608,932)	(2,303,585)	(17,130,909)
Automatic conversions:
Class A	82,234	156,734	—	—	—	—
Class C	(83,391)	(159,233)	—	—	—	—
	(1,157)	(2,499)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	(3,869,264)	700,001	20,284	10,361	—	—
Class C	(275,478)	(904,256)	—	—	—	—
Class I	13,961,752	(4,960,473)	18	168	(311,034)	11,072,789
Class I2	(3,309,917)	(19,753,229)	(2,442,329)	30,874,512	529,746	(12,860,440)
Class I3	(518,569)	1,071,599	—	—	—	—
Class R	(45,902)	(181,621)	—	—	—	—
Class R4	(40,893)	30,326	—	—	—	—
Class R6	4,415,167	(360,199)	14	26	—	—
	10,316,896	(24,357,852)	(2,422,013)	30,885,067	218,712	(1,787,651)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Stock		Transamerica Large Cap Value		Transamerica Large Core
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$1,385,851	$1,705,574	$12,490,709	$40,405,645	$994,101	$2,464,221
Net realized gain (loss)	3,818,388	(4,099,547)	290,338,771	(264,651,953)	9,971,690	13,346,867
Net change in unrealized appreciation (depreciation)	28,820,906	(8,427,994)	394,010,539	(22,285,601)	36,339,497	1,667,002
Net increase (decrease) in net assets resulting from operations	34,025,145	(10,821,967)	696,840,019	(246,531,909)	47,305,288	17,478,090

Dividends and/or distributions to shareholders:
Class A	(6,314)	—	(394,364)	(3,334,303)	—	—
Class C	—	—	(60,273)	(1,202,352)	—	—
Class I	(6,904)	(594)	(539,445)	(9,061,707)	—	—
Class I2	(1,680,254)	(114,563)	(14,955,381)	(78,087,363)	—	—
Class I3	—	—	—	—	(9,979,632)	(2,483,040)
Class R	—	—	—	—	(4,943,539)	(710,117)
Class R4	—	—	—	—	(179,873)	(57,356)
Class R6	(6,826)	(571)	(237,717)	(1,450,249)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,700,298)	(115,728)	(16,187,180)	(93,135,974)	(15,103,044)	(3,250,513)

Capital share transactions:
Proceeds from shares sold:
Class A	102,055	44,662	9,957,628	7,842,464	—	—
Class C	—	—	1,853,311	2,115,715	—	—
Class I	—	—	24,854,150	39,788,143	—	—
Class I2	1,453,356	44,897,615	316,244,340	715,822,737	—	—
Class I3	—	—	—	—	1,099,462	1,920,000
Class R	—	—	—	—	1,097,264	2,391,672
Class R4	—	—	—	—	130,129	93,624
Class R6	—	—	3,909,394	7,026,988	—	—
	1,555,411	44,942,277	356,818,823	772,596,047	2,326,855	4,405,296
Dividends and/or distributions reinvested:
Class A	6,314	—	359,248	3,041,302	—	—
Class C	—	—	50,613	924,887	—	—
Class I	6,904	594	419,366	6,777,622	—	—
Class I2	1,680,254	114,563	14,955,381	78,087,363	—	—
Class I3	—	—	—	—	9,979,632	2,483,040
Class R	—	—	—	—	4,943,539	710,117
Class R4	—	—	—	—	179,873	57,356
Class R6	6,826	571	237,717	1,450,249	—	—
	1,700,298	115,728	16,022,325	90,281,423	15,103,044	3,250,513
Cost of shares redeemed:
Class A	(158)	(17,008)	(10,120,528)	(30,253,219)	—	—
Class C	—	—	(3,156,610)	(19,676,811)	—	—
Class I	—	(14,527)	(43,068,362)	(189,634,403)	—	—
Class I2	(5,810,240)	(4,602,083)	(173,135,909)	(583,033,685)	—	—
Class I3	—	—	—	—	(8,249,062)	(97,788,262)
Class R	—	—	—	—	(3,818,056)	(12,116,207)
Class R4	—	—	—	—	(212,869)	(3,528,615)
Class R6	—	—	(13,964,556)	(8,788,826)	—	—
	(5,810,398)	(4,633,618)	(243,445,965)	(831,386,944)	(12,279,987)	(113,433,084)
Automatic conversions:
Class A	—	—	910,406	1,254,102	—	—
Class C	—	—	(910,406)	(1,254,102)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(2,554,689)	40,424,387	129,395,183	31,490,526	5,149,912	(105,777,275)
Net increase (decrease) in net assets	29,770,158	29,486,692	810,048,022	(308,177,357)	37,352,156	(91,549,698)

Net assets:
Beginning of period/year	107,465,764	77,979,072	1,617,058,680	1,925,236,037	166,504,568	258,054,266
End of period/year	$137,235,922	$107,465,764	$2,427,106,702	$1,617,058,680	$203,856,724	$166,504,568

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Stock		Transamerica Large Cap Value		Transamerica Large Core
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	9,990	4,757	843,026	843,441	—	—
Class C	—	—	156,567	206,758	—	—
Class I	—	—	2,141,912	4,119,268	—	—
Class I2	133,471	4,855,976	25,930,588	74,926,210	—	—
Class I3	—	—	—	—	95,363	209,171
Class R	—	—	—	—	94,074	239,817
Class R4	—	—	—	—	11,141	9,004
Class R6	—	—	334,836	755,911	—	—
	143,461	4,860,733	29,406,929	80,851,588	200,578	457,992
Shares reinvested:
Class A	635	—	32,596	296,984	—	—
Class C	—	—	4,739	87,966	—	—
Class I	693	60	37,463	651,132	—	—
Class I2	168,531	11,537	1,332,606	7,791,838	—	—
Class I3	—	—	—	—	910,489	250,237
Class R	—	—	—	—	451,104	71,908
Class R4	—	—	—	—	16,404	5,848
Class R6	685	57	21,425	143,742	—	—
	170,544	11,654	1,428,829	8,971,662	1,377,997	327,993
Shares redeemed:
Class A	(15)	(1,701)	(891,167)	(3,183,361)	—	—
Class C	—	—	(281,905)	(2,033,817)	—	—
Class I	—	(1,450)	(3,866,427)	(19,676,029)	—	—
Class I2	(536,040)	(549,453)	(15,010,788)	(61,874,732)	—	—
Class I3	—	—	—	—	(713,692)	(9,339,164)
Class R	—	—	—	—	(332,579)	(1,235,306)
Class R4	—	—	—	—	(18,518)	(327,006)
Class R6	—	—	(1,204,011)	(912,534)	—	—
	(536,055)	(552,604)	(21,254,298)	(87,680,473)	(1,064,789)	(10,901,476)
Automatic conversions:
Class A	—	—	76,228	134,470	—	—
Class C	—	—	(76,704)	(135,237)	—	—
	—	—	(476)	(767)	—	—
Net increase (decrease) in shares outstanding:
Class A	10,610	3,056	60,683	(1,908,466)	—	—
Class C	—	—	(197,303)	(1,874,330)	—	—
Class I	693	(1,390)	(1,687,052)	(14,905,629)	—	—
Class I2	(234,038)	4,318,060	12,252,406	20,843,316	—	—
Class I3	—	—	—	—	292,160	(8,879,756)
Class R	—	—	—	—	212,599	(923,581)
Class R4	—	—	—	—	9,027	(312,154)
Class R6	685	57	(847,750)	(12,881)	—	—
	(222,050)	4,319,783	9,580,984	2,142,010	513,786	(10,115,491)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Growth		Transamerica Large Value Opportunities		Transamerica Mid Cap Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$(2,374,199)	$(3,564,478)	$4,122,277	$9,115,914	$(951,110)	$(1,108,989)
Net realized gain (loss)	134,012,341	159,524,320	23,416,076	(13,795,632)	71,763,407	20,305,200
Net change in unrealized appreciation (depreciation)	105,799,195	246,913,333	81,489,868	(26,786,024)	41,212,043	38,860,110
Net increase (decrease) in net assets resulting from operations	237,437,337	402,873,175	109,028,221	(31,465,742)	112,024,340	58,056,321

Dividends and/or distributions to shareholders:
Class A	—	—	—	—	(695,547)	(208,795)
Class C	—	—	—	—	(78,496)	(26,101)
Class I	—	—	—	—	(79,553)	(16,021)
Class I2	—	—	—	—	(20,365,628)	(2,699,917)
Class I3	(125,877,488)	(119,368,201)	(3,535,169)	(10,356,721)	(1,808,466)	(654,480)
Class R	(26,451,482)	(22,410,796)	(630,233)	(1,716,469)	(1,194,775)	(369,115)
Class R4	(8,515,569)	(6,771,539)	(167,356)	(636,156)	(17,577)	(6,606)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(160,844,539)	(148,550,536)	(4,332,758)	(12,709,346)	(24,240,042)	(3,981,035)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	—	4,006,723	4,813,519
Class C	—	—	—	—	110,906	260,197
Class I	—	—	—	—	245,180	825,623
Class I2	—	—	—	—	83,966	217,314,648
Class I3	13,080,366	7,973,435	2,126,128	14,171,316	546,203	3,389,359
Class R	6,233,924	11,649,455	1,307,358	3,738,478	1,646,373	4,948,192
Class R4	8,380,994	8,087,967	2,339,996	4,617,080	34,732	193,389
	27,695,284	27,710,857	5,773,482	22,526,874	6,674,083	231,744,927
Dividends and/or distributions reinvested:
Class A	—	—	—	—	695,547	208,428
Class C	—	—	—	—	78,496	26,101
Class I	—	—	—	—	72,218	16,021
Class I2	—	—	—	—	20,365,628	2,699,917
Class I3	125,877,488	119,368,201	3,535,169	10,356,721	1,808,466	654,480
Class R	26,451,482	22,410,796	630,233	1,716,469	1,194,775	369,115
Class R4	8,515,569	6,771,539	167,356	636,156	17,577	6,606
	160,844,539	148,550,536	4,332,758	12,709,346	24,232,707	3,980,668
Cost of shares redeemed:
Class A	—	—	—	—	(3,660,315)	(6,040,162)
Class C	—	—	—	—	(21,936)	(363,546)
Class I	—	—	—	—	(85,030)	(304,896)
Class I2	—	—	—	—	(16,807,349)	(28,922,359)
Class I3	(55,741,873)	(199,324,676)	(24,856,971)	(175,687,627)	(3,982,786)	(11,798,005)
Class R	(16,321,503)	(30,467,740)	(5,020,296)	(14,254,250)	(3,346,324)	(6,306,802)
Class R4	(10,017,890)	(13,448,139)	(16,655,998)	(21,401,710)	(167,289)	(307,649)
	(82,081,266)	(243,240,555)	(46,533,265)	(211,343,587)	(28,071,029)	(54,043,419)
Automatic conversions:
Class A	—	—	—	—	175,567	105,131
Class C	—	—	—	—	(175,567)	(105,131)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	106,458,557	(66,979,162)	(36,427,025)	(176,107,367)	2,835,761	181,682,176
Net increase (decrease) in net assets	183,051,355	187,343,477	68,268,438	(220,282,455)	90,620,059	235,757,462

Net assets:
Beginning of period/year	980,742,853	793,399,376	329,590,547	549,873,002	466,118,664	230,361,202
End of period/year	$1,163,794,208	$980,742,853	$397,858,985	$329,590,547	$556,738,723	$466,118,664

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Growth		Transamerica Large Value Opportunities		Transamerica Mid Cap Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	—	—	—	—	294,818	456,350
Class C	—	—	—	—	8,599	26,776
Class I	—	—	—	—	17,908	77,810
Class I2	—	—	—	—	5,862	19,322,648
Class I3	688,555	585,532	222,812	1,766,093	39,679	324,455
Class R	346,369	827,171	130,343	455,777	121,088	464,376
Class R4	463,173	575,957	236,971	559,130	2,496	17,439
	1,498,097	1,988,660	590,126	2,781,000	490,450	20,689,854
Shares reinvested:
Class A	—	—	—	—	52,376	19,497
Class C	—	—	—	—	6,351	2,595
Class I	—	—	—	—	5,345	1,479
Class I2	—	—	—	—	1,496,372	247,699
Class I3	7,044,068	10,317,044	355,995	1,207,416	132,975	60,099
Class R	1,504,635	1,955,567	63,342	202,489	89,029	34,146
Class R4	479,210	587,297	17,350	75,531	1,293	606
	9,027,913	12,859,908	436,687	1,485,436	1,783,741	366,121
Shares redeemed:
Class A	—	—	—	—	(272,466)	(583,087)
Class C	—	—	—	—	(1,746)	(37,753)
Class I	—	—	—	—	(6,183)	(29,853)
Class I2	—	—	—	—	(1,202,076)	(2,328,916)
Class I3	(3,029,618)	(14,591,990)	(2,562,541)	(18,833,646)	(287,547)	(1,069,767)
Class R	(910,211)	(2,294,933)	(518,118)	(1,681,508)	(243,059)	(611,962)
Class R4	(551,205)	(889,133)	(1,776,688)	(2,356,183)	(12,035)	(24,589)
	(4,491,034)	(17,776,056)	(4,857,347)	(22,871,337)	(2,025,112)	(4,685,927)
Automatic conversions:
Class A	—	—	—	—	12,909	11,109
Class C	—	—	—	—	(13,890)	(11,836)
	—	—	—	—	(981)	(727)
Net increase (decrease) in shares outstanding:
Class A	—	—	—	—	87,637	(96,131)
Class C	—	—	—	—	(686)	(20,218)
Class I	—	—	—	—	17,070	49,436
Class I2	—	—	—	—	300,158	17,241,431
Class I3	4,703,005	(3,689,414)	(1,983,734)	(15,860,137)	(114,893)	(685,213)
Class R	940,793	487,805	(324,433)	(1,023,242)	(32,942)	(113,440)
Class R4	391,178	274,121	(1,522,367)	(1,721,522)	(8,246)	(6,544)
	6,034,976	(2,927,488)	(3,830,534)	(18,604,901)	248,098	16,369,321

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income		Transamerica Multi-Asset Income
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$4,360,352	$14,520,984	$2,881,035	$5,807,432	$4,644,349	$9,663,782
Net realized gain (loss)	159,049,117	(28,025,278)	5,206,020	(17,841,212)	4,921,766	(2,763,793)
Net change in unrealized appreciation (depreciation)	387,106,236	(115,182,318)	47,035,894	(38,219,029)	45,460,161	(4,928,465)
Net increase (decrease) in net assets resulting from operations	550,515,705	(128,686,612)	55,122,949	(50,252,809)	55,026,276	1,971,524

Dividends and/or distributions to shareholders:
Class A	(99,450)	(694,686)	(394,231)	(584,938)	(733,073)	(1,340,768)
Class C	—	(594,668)	(145,884)	(335,902)	(795,983)	(1,533,848)
Class I	(5,207,038)	(20,206,202)	(515,232)	(553,388)	(3,632,731)	(7,063,932)
Class I2	(4,054,037)	(11,157,523)	(3,774,951)	(7,519,202)	(286)	(533)
Class I3	(1,292,516)	(8,364,563)	—	—	—	—
Class R	(290,706)	(2,016,833)	—	—	—	—
Class R4	(819,473)	(3,639,334)	—	—	—	—
Class R6	(2,465,827)	(9,301,409)	—	—	—	—
Return of capital:
Class A	—	—	—	(224,853)	—	—
Class C	—	—	—	(129,121)	—	—
Class I	—	—	—	(212,729)	—	—
Class I2	—	—	—	(2,890,453)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(14,229,047)	(55,975,218)	(4,830,298)	(12,450,586)	(5,162,073)	(9,939,081)

Capital share transactions:
Proceeds from shares sold:
Class A	5,201,203	6,054,533	3,011,328	4,046,441	7,527,463	16,663,501
Class C	1,292,917	2,630,825	1,260,392	1,900,805	10,527,014	18,592,863
Class I	99,414,178	237,628,354	14,382,658	11,440,115	48,203,854	100,904,471
Class I2	49,286,491	99,912,706	2,474,846	7,874,154	—	—
Class I3	1,531,655	7,069,779	—	—	—	—
Class R	1,737,417	3,705,257	—	—	—	—
Class R4	5,307,464	7,236,699	—	—	—	—
Class R6	24,226,006	59,104,519	—	—	—	—
	187,997,331	423,342,672	21,129,224	25,261,515	66,258,331	136,160,835
Dividends and/or distributions reinvested:
Class A	88,145	638,177	356,313	751,915	710,634	1,294,695
Class C	—	541,318	139,769	402,273	792,046	1,501,460
Class I	4,638,921	18,138,218	509,217	754,032	3,611,626	7,025,798
Class I2	4,054,037	11,157,523	3,774,951	10,409,655	286	533
Class I3	1,292,516	8,364,563	—	—	—	—
Class R	290,706	2,016,833	—	—	—	—
Class R4	819,473	3,639,334	—	—	—	—
Class R6	2,465,827	9,301,409	—	—	—	—
	13,649,625	53,797,375	4,780,250	12,317,875	5,114,592	9,822,486
Cost of shares redeemed:
Class A	(4,134,846)	(10,885,239)	(2,638,905)	(4,979,221)	(5,715,231)	(16,662,618)
Class C	(2,451,036)	(6,497,088)	(1,305,927)	(3,843,609)	(4,077,664)	(11,070,621)
Class I	(97,483,004)	(231,217,644)	(6,781,171)	(8,385,754)	(19,404,396)	(85,219,846)
Class I2	(29,181,404)	(54,331,682)	(10,459,060)	(51,792,271)	—	—
Class I3	(20,984,773)	(93,120,790)	—	—	—	—
Class R	(6,245,503)	(14,215,936)	—	—	—	—
Class R4	(8,285,518)	(15,442,258)	—	—	—	—
Class R6	(25,781,252)	(47,800,871)	—	—	—	—
	(194,547,336)	(473,511,508)	(21,185,063)	(69,000,855)	(29,197,291)	(112,953,085)
Automatic conversions:
Class A	270,279	300,596	771,434	956,259	3,516,986	2,460,873
Class C	(270,279)	(300,596)	(771,434)	(956,259)	(3,516,986)	(2,460,873)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	7,099,620	3,628,539	4,724,411	(31,421,465)	42,175,632	33,030,236
Net increase (decrease) in net assets	543,386,278	(181,033,291)	55,017,062	(94,124,860)	92,039,835	25,062,679

Net assets:
Beginning of period/year	1,249,592,645	1,430,625,936	156,975,834	251,100,694	259,760,014	234,697,335
End of period/year	$1,792,978,923	$1,249,592,645	$211,992,896	$156,975,834	$351,799,849	$259,760,014

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income		Transamerica Multi-Asset Income
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	407,645	589,400	508,075	854,374	575,981	1,432,626
Class C	101,435	268,947	220,160	338,924	813,040	1,605,159
Class I	7,805,240	25,445,634	2,433,787	2,207,805	3,676,989	8,852,708
Class I2	4,735,532	9,614,374	415,109	1,929,181	—	—
Class I3	118,376	785,323	—	—	—	—
Class R	132,244	387,292	—	—	—	—
Class R4	400,207	752,341	—	—	—	—
Class R6	1,859,340	5,747,976	—	—	—	—
	15,560,019	43,591,287	3,577,131	5,330,284	5,066,010	11,890,493
Shares reinvested:
Class A	7,445	54,545	62,246	156,796	55,019	119,766
Class C	—	46,827	24,633	83,800	61,646	139,872
Class I	390,811	1,547,629	88,554	155,324	279,643	653,879
Class I2	341,249	951,196	661,643	2,159,687	24	51
Class I3	108,342	710,065	—	—	—	—
Class R	24,307	170,773	—	—	—	—
Class R4	68,461	307,896	—	—	—	—
Class R6	206,001	787,588	—	—	—	—
	1,146,616	4,576,519	837,076	2,555,607	396,332	913,568
Shares redeemed:
Class A	(329,304)	(1,107,071)	(453,994)	(887,664)	(437,354)	(1,568,707)
Class C	(192,046)	(677,212)	(228,402)	(724,277)	(317,289)	(1,010,727)
Class I	(7,635,551)	(23,632,219)	(1,168,861)	(1,532,726)	(1,501,702)	(7,854,514)
Class I2	(2,218,236)	(5,210,796)	(1,744,608)	(10,012,393)	—	—
Class I3	(1,666,487)	(8,299,218)	—	—	—	—
Class R	(494,443)	(1,354,420)	—	—	—	—
Class R4	(663,464)	(1,484,080)	—	—	—	—
Class R6	(2,043,194)	(4,733,451)	—	—	—	—
	(15,242,725)	(46,498,467)	(3,595,865)	(13,157,060)	(2,256,345)	(10,433,948)
Automatic conversions:
Class A	20,609	30,102	128,427	193,221	266,547	214,947
Class C	(20,937)	(30,590)	(128,779)	(193,635)	(267,908)	(215,998)
	(328)	(488)	(352)	(414)	(1,361)	(1,051)
Net increase (decrease) in shares outstanding:
Class A	106,395	(433,024)	244,754	316,727	460,193	198,632
Class C	(111,548)	(392,028)	(112,388)	(495,188)	289,489	518,306
Class I	560,500	3,361,044	1,353,480	830,403	2,454,930	1,652,073
Class I2	2,858,545	5,354,774	(667,856)	(5,923,525)	24	51
Class I3	(1,439,769)	(6,803,830)	—	—	—	—
Class R	(337,892)	(796,355)	—	—	—	—
Class R4	(194,796)	(423,843)	—	—	—	—
Class R6	22,147	1,802,113	—	—	—	—
	1,463,582	1,668,851	817,990	(5,271,583)	3,204,636	2,369,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$3,841,078	$9,188,889	$25,432,372	$65,239,923	$(861,800)	$(1,329,449)
Net realized gain (loss)	41,107,364	43,359,626	7,369,889	(190,797)	18,088,599	15,016,375
Net change in unrealized appreciation (depreciation)	141,286,392	39,744,216	16,549,710	(11,097,201)	52,294,910	3,997,968
Net increase (decrease) in net assets resulting from operations	186,234,834	92,292,731	49,351,971	53,951,925	69,521,709	17,684,894

Dividends and/or distributions to shareholders:
Class A	(26,161,261)	(22,137,786)	(5,663,607)	(14,589,317)	(1,631,899)	(1,056,936)
Class C	(9,400,455)	(6,566,522)	(718,410)	(3,478,237)	(406,524)	(311,870)
Class I	(14,048,683)	(10,369,114)	(17,496,789)	(41,287,337)	(3,461,762)	(2,503,008)
Class I2	—	—	(1,274,140)	(6,905,751)	(7,554,879)	(3,751,739)
Class I3	—	—	—	—	(2,601,429)	(1,779,450)
Class R	—	—	—	—	(1,423,743)	(1,064,589)
Class R4	—	—	—	—	(8,787)	(16,978)
Class R6	(889,525)	(612,950)	(1,433,466)	(855,455)	(7,549)	(4,843)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(50,499,924)	(39,686,372)	(26,586,412)	(67,116,097)	(17,096,572)	(10,489,413)

Capital share transactions:
Proceeds from shares sold:
Class A	34,723,404	56,864,956	130,606,180	208,405,218	3,813,364	4,396,063
Class C	33,492,048	49,640,583	18,711,755	52,736,345	972,088	381,765
Class I	56,292,899	82,970,981	755,146,824	1,247,387,825	12,483,693	7,839,807
Class I2	—	—	11,454,656	195,572,936	26,989,900	48,749,177
Class I3	—	—	—	—	234,643	6,553,201
Class R	—	—	—	—	1,311,309	2,295,465
Class R4	—	—	—	—	111,325	55,232
Class R6	6,839,058	5,537,711	178,283,883	30,164,598	—	—
	131,347,409	195,014,231	1,094,203,298	1,734,266,922	45,916,322	70,270,710
Dividends and/or distributions reinvested:
Class A	25,611,095	21,761,739	5,104,997	13,410,015	1,624,596	1,053,485
Class C	9,109,074	6,175,460	660,635	3,046,783	406,524	311,713
Class I	12,723,603	9,445,456	14,937,209	34,241,902	3,455,802	2,501,047
Class I2	—	—	1,274,140	6,901,065	3,410,820	2,452,204
Class I3	—	—	—	—	2,601,429	1,779,450
Class R	—	—	—	—	1,423,743	1,064,589
Class R4	—	—	—	—	8,787	16,978
Class R6	530,837	387,875	1,409,981	758,271	7,549	4,843
	47,974,609	37,770,530	23,386,962	58,358,036	12,939,250	9,184,309
Cost of shares redeemed:
Class A	(48,704,086)	(103,456,016)	(110,247,438)	(255,876,525)	(3,623,353)	(4,622,016)
Class C	(18,824,117)	(33,906,819)	(22,720,519)	(57,376,423)	(549,151)	(878,024)
Class I	(38,193,644)	(53,669,730)	(544,096,216)	(1,042,527,804)	(13,379,394)	(12,791,632)
Class I2	—	—	(39,046,268)	(322,094,410)	(4,750,490)	(30,980,310)
Class I3	—	—	—	—	(5,223,889)	(7,889,945)
Class R	—	—	—	—	(1,794,654)	(4,682,039)
Class R4	—	—	—	—	(47,990)	(234,739)
Class R6	(2,368,424)	(2,680,074)	(6,570,024)	(23,814,862)	—	—
	(108,090,271)	(193,712,639)	(722,680,465)	(1,701,690,024)	(29,368,921)	(62,078,705)
Automatic conversions:
Class A	30,710,430	10,877,866	48,572,408	67,018,293	1,285,142	135,194
Class C	(30,710,430)	(10,877,866)	(48,572,408)	(67,018,293)	(1,285,142)	(135,194)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	71,231,747	39,072,122	394,909,795	90,934,934	29,486,651	17,376,314
Net increase (decrease) in net assets	206,966,657	91,678,481	417,675,354	77,770,762	81,911,788	24,571,795

Net assets:
Beginning of period/year	1,103,106,492	1,011,428,011	3,127,620,802	3,049,850,040	177,693,315	153,121,520
End of period/year	$1,310,073,149	$1,103,106,492	$3,545,296,156	$3,127,620,802	$259,605,103	$177,693,315

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A	1,071,726	1,949,135	12,566,391	20,357,830	485,694	719,068
Class C	1,054,740	1,737,413	1,803,125	5,169,945	138,548	66,816
Class I	1,727,246	2,809,228	73,889,257	124,034,591	1,466,869	1,247,890
Class I2	—	—	1,118,873	19,354,606	3,024,967	7,483,475
Class I3	—	—	—	—	27,874	960,972
Class R	—	—	—	—	158,150	356,984
Class R4	—	—	—	—	13,304	8,831
Class R6	213,075	188,767	17,485,790	3,016,692	—	—
	4,066,787	6,684,543	106,863,436	171,933,664	5,315,406	10,844,036
Shares reinvested:
Class A	812,727	762,921	490,977	1,313,913	216,901	169,371
Class C	295,557	219,761	63,651	299,226	62,929	56,882
Class I	401,580	329,659	1,461,653	3,413,402	437,998	384,185
Class I2	—	—	124,806	690,032	422,654	369,308
Class I3	—	—	—	—	322,358	267,990
Class R	—	—	—	—	180,678	163,031
Class R4	—	—	—	—	1,096	2,569
Class R6	16,743	13,542	137,910	75,562	936	729
	1,526,607	1,325,883	2,278,997	5,792,135	1,645,550	1,414,065
Shares redeemed:
Class A	(1,505,149)	(3,617,220)	(10,606,446)	(25,159,077)	(458,422)	(762,099)
Class C	(593,336)	(1,215,769)	(2,190,136)	(5,653,657)	(82,655)	(163,460)
Class I	(1,177,956)	(1,867,958)	(53,224,494)	(104,993,232)	(1,561,494)	(2,018,293)
Class I2	—	—	(3,830,268)	(32,718,837)	(559,323)	(4,428,207)
Class I3	—	—	—	—	(620,296)	(1,178,033)
Class R	—	—	—	—	(218,504)	(718,865)
Class R4	—	—	—	—	(5,803)	(35,064)
Class R6	(72,490)	(90,381)	(642,656)	(2,391,686)	—	—
	(3,348,931)	(6,791,328)	(70,494,000)	(170,916,489)	(3,506,497)	(9,304,021)
Automatic conversions:
Class A	940,278	366,715	4,676,081	6,550,917	156,691	21,654
Class C	(960,928)	(374,228)	(4,681,662)	(6,563,509)	(181,706)	(24,509)
	(20,650)	(7,513)	(5,581)	(12,592)	(25,015)	(2,855)
Net increase (decrease) in shares outstanding:
Class A	1,319,582	(538,449)	7,127,003	3,063,583	400,864	147,994
Class C	(203,967)	367,177	(5,005,022)	(6,747,995)	(62,884)	(64,271)
Class I	950,870	1,270,929	22,126,416	22,454,761	343,373	(386,218)
Class I2	—	—	(2,586,589)	(12,674,199)	2,888,298	3,424,576
Class I3	—	—	—	—	(270,064)	50,929
Class R	—	—	—	—	120,324	(198,850)
Class R4	—	—	—	—	8,597	(23,664)
Class R6	157,328	111,928	16,981,044	700,568	936	729
	2,223,813	1,211,585	38,642,852	6,796,718	3,429,444	2,951,225

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value		Transamerica Sustainable Bond
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020 (A)
From operations:
Net investment income (loss)	$3,954,398	$1,010,007	$1,052,370	$4,945,354	$159,741	$61,186
Net realized gain (loss)	85,024,899	(8,041,199)	78,179,374	(46,127,028)	(93,392)	(47,111)
Net change in unrealized appreciation (depreciation)	284,982,219	(7,976,971)	209,908,096	(56,312,013)	(318,794)	(393,531)
Net increase (decrease) in net assets resulting from operations	373,961,516	(15,008,163)	289,139,840	(97,493,687)	(252,445)	(379,456)

Dividends and/or distributions to shareholders:
Class A	—	(174,711)	(1,553,094)	(11,113,612)	—	—
Class C	—	(24,525)	—	(3,497,263)	—	—
Class I	(25,298)	(640,359)	(2,062,016)	(10,236,353)	(6,987)	(2,840)
Class I2	(2,370,495)	(2,169,732)	(184,457)	(722,448)	(173,367)	(71,044)
Class I3	(79,701)	(1,017,542)	—	—	—	—
Class R	—	(286,573)	—	—	—	—
Class R4	(79)	(13,588)	—	—	—	—
Class R6	(163)	(2,478)	(524,956)	(1,753,628)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,475,736)	(4,329,508)	(4,324,523)	(27,323,304)	(180,354)	(73,884)

Capital share transactions:
Proceeds from shares sold:
Class A	4,464,089	1,414,811	19,644,246	28,112,194	—	—
Class C	39,328	9,670	5,031,097	4,231,405	—	—
Class I	1,765,026	2,126,790	110,694,981	93,649,504	1,999	1,000,000
Class I2	371,102,673	410,886,751	291,833	1,081,935	—	24,000,000
Class I3	101,699	11,207,798	—	—	—	—
Class R	2,493,615	1,229,498	—	—	—	—
Class R4	93,759	10,302	—	—	—	—
Class R6	—	—	8,763,845	21,693,181	—	—
	380,060,189	426,885,620	144,426,002	148,768,219	1,999	25,000,000
Dividends and/or distributions reinvested:
Class A	—	174,711	1,438,752	10,523,294	—	—
Class C	—	23,673	—	3,218,634	—	—
Class I	25,298	640,359	1,826,994	8,460,478	6,987	2,840
Class I2	2,370,495	2,169,732	184,457	722,448	173,367	71,044
Class I3	79,701	1,017,542	—	—	—	—
Class R	—	286,573	—	—	—	—
Class R4	79	13,588	—	—	—	—
Class R6	163	2,478	522,678	1,743,699	—	—
	2,475,736	4,328,656	3,972,881	24,668,553	180,354	73,884
Cost of shares redeemed:
Class A	(2,794,074)	(1,186,774)	(42,475,920)	(86,524,255)	—	—
Class C	(15,843)	(56,797)	(9,880,449)	(28,963,794)	—	—
Class I	(2,545,583)	(2,951,815)	(61,191,130)	(125,148,177)	—	—
Class I2	(14,850,909)	(33,832,068)	(19,129,822)	(1,625,969)	—	—
Class I3	(10,025,461)	(5,136,871)	—	—	—	—
Class R	(1,524,843)	(1,920,234)	—	—	—	—
Class R4	(4,047)	(210,088)	—	—	—	—
Class R6	—	—	(9,522,690)	(12,488,979)	—	—
	(31,760,760)	(45,294,647)	(142,200,011)	(254,751,174)	—	—
Automatic conversions:
Class A	510,364	2,975	19,206,313	18,409,025	—	—
Class C	(510,364)	(2,975)	(19,206,313)	(18,409,025)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	350,775,165	385,919,629	6,198,872	(81,314,402)	182,353	25,073,884
Net increase (decrease) in net assets	722,260,945	366,581,958	291,014,189	(206,131,393)	(250,446)	24,620,544

Net assets:
Beginning of period/year	472,346,877	105,764,919	625,078,062	831,209,455	24,620,544	—
End of period/year	$1,194,607,822	$472,346,877	$916,092,251	$625,078,062	$24,370,098	$24,620,544

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value		Transamerica Sustainable Bond
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020 (A)

Capital share transactions - shares:
Shares issued:
Class A	381,067	184,281	665,432	1,364,757	—	—
Class C	3,843	1,174	207,127	219,323	—	—
Class I	154,738	280,117	3,652,094	4,380,342	203	100,000
Class I2	38,103,647	49,762,508	9,967	47,927	—	2,400,000
Class I3	9,419	1,548,160	—	—	—	—
Class R	206,543	153,229	—	—	—	—
Class R4	7,135	1,351	—	—	—	—
Class R6	—	—	288,704	915,058	—	—
	38,866,392	51,930,820	4,823,324	6,927,407	203	2,500,000
Shares reinvested:
Class A	—	17,701	55,146	408,038	—	—
Class C	—	2,426	—	147,037	—	—
Class I	2,451	64,358	67,442	316,043	716	288
Class I2	229,699	218,064	6,796	26,947	17,764	7,203
Class I3	7,701	102,060	—	—	—	—
Class R	—	28,686	—	—	—	—
Class R4	8	1,363	—	—	—	—
Class R6	16	247	19,174	64,749	—	—
	239,875	434,905	148,558	962,814	18,480	7,491
Shares redeemed:
Class A	(244,317)	(142,311)	(1,526,595)	(3,999,560)	—	—
Class C	(1,530)	(7,388)	(431,234)	(1,576,060)	—	—
Class I	(239,625)	(358,794)	(2,113,089)	(5,831,037)	—	—
Class I2	(1,250,259)	(4,195,412)	(659,080)	(70,349)	—	—
Class I3	(895,704)	(628,046)	—	—	—	—
Class R	(129,637)	(231,254)	—	—	—	—
Class R4	(394)	(21,433)	—	—	—	—
Class R6	—	—	(322,684)	(528,966)	—	—
	(2,761,466)	(5,584,638)	(5,052,682)	(12,005,972)	—	—
Automatic conversions:
Class A	39,625	388	635,946	828,144	—	—
Class C	(40,441)	(394)	(752,204)	(978,261)	—	—
	(816)	(6)	(116,258)	(150,117)	—	—
Net increase (decrease) in shares outstanding:
Class A	176,375	60,059	(170,071)	(1,398,621)	—	—
Class C	(38,128)	(4,182)	(976,311)	(2,187,961)	—	—
Class I	(82,436)	(14,319)	1,606,447	(1,134,652)	919	100,288
Class I2	37,083,087	45,785,160	(642,317)	4,525	17,764	2,407,203
Class I3	(878,584)	1,022,174	—	—	—	—
Class R	76,906	(49,339)	—	—	—	—
Class R4	6,749	(18,719)	—	—	—	—
Class R6	16	247	(14,806)	450,841	—	—
	36,343,985	46,781,081	(197,058)	(4,265,868)	18,683	2,507,491

(A)	Fund commenced operations on July 31, 2020

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Sustainable Equity Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$5,570,707	$10,258,315	$27,269,540	$42,176,360	$(1,739,006)	$(2,826,699)
Net realized gain (loss)	81,475,105	(39,261,636)	62,947,698	9,398,065	161,856,200	168,537,730
Net change in unrealized appreciation (depreciation)	45,902,265	(55,000,327)	6,884,138	25,911,800	269,328,941	223,794,061
Net increase (decrease) in net assets resulting from operations	132,948,077	(84,003,648)	97,101,376	77,486,225	429,446,135	389,505,092

Dividends and/or distributions to shareholders:
Class A (A)	(946,011)	(10,787,279)	(1,873)	(19)	(77,846,442)	(54,541,249)
Class C	(17,944)	(721,058)	—	—	(2,092,150)	(1,601,166)
Class I	(49,793)	(1,581,031)	(58,774)	(17,708)	(31,010,323)	(21,547,803)
Class I2	(5,308,945)	(56,983,657)	(26,963,199)	(39,201,833)	(52,882,056)	(38,866,155)
Class R6	(55,430)	(625,262)	—	—	—	—
Class T	—	—	—	—	(4,791,143)	(3,524,318)
Return of capital:
Class A	—	—	—	(8)	—	—
Class I	—	—	—	(3,580)	—	—
Class I2	—	—	—	(7,935,490)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,378,123)	(70,698,287)	(27,023,846)	(47,158,638)	(168,622,114)	(120,080,691)

Capital share transactions:
Proceeds from shares sold:
Class A (A)	1,601,823	13,785,487	220,265	10,000	14,523,383	31,944,444
Class C	105,371	460,413	—	—	2,235,444	4,098,962
Class I	261,730	2,374,122	8,977,093	363,802	18,217,231	57,263,370
Class I2	5,263,844	126,422,160	5,788,135	570,641,481	6,258,448	145,238,784
Class R6	394,710	1,397,574	—	—	—	—
Class T	—	—	—	—	300,378	372,048
	7,627,478	144,439,756	14,985,493	571,015,283	41,534,884	238,917,608
Dividends and/or distributions reinvested:
Class A (A)	945,838	10,779,638	1,873	27	76,491,212	53,717,535
Class C	17,524	711,825	—	—	2,090,997	1,574,446
Class I	49,721	1,579,273	58,774	21,288	30,581,733	21,222,163
Class I2	5,308,945	56,983,657	26,856,407	47,104,657	52,882,056	38,866,155
Class R6	55,430	625,262	—	—	—	—
Class T	—	—	—	—	4,692,223	3,447,209
	6,377,458	70,679,655	26,917,054	47,125,972	166,738,221	118,827,508
Cost of shares redeemed:
Class A (A)	(11,400,247)	(14,261,925)	(757)	—	(56,866,524)	(99,790,839)
Class C	(646,100)	(2,249,059)	—	—	(2,267,570)	(6,374,964)
Class I	(6,043,841)	(3,892,717)	(415,285)	(485,096)	(42,727,541)	(80,053,084)
Class I2	(280,128,896)	(66,611,567)	(89,576,746)	(53,296,610)	(29,376,072)	(225,470,981)
Class R6	(2,968,601)	(542,627)	—	—	—	—
Class T	—	—	—	—	(5,337,655)	(13,485,319)
	(301,187,685)	(87,557,895)	(89,992,788)	(53,781,706)	(136,575,362)	(425,175,187)
Automatic conversions:
Class A	429,989	266,992	—	—	4,765,570	2,271,571
Class C	(429,989)	(266,992)	—	—	(4,765,570)	(2,271,571)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(287,182,749)	127,561,516	(48,090,241)	564,359,549	71,697,743	(67,430,071)
Net increase (decrease) in net assets	(160,612,795)	(27,140,419)	21,987,289	594,687,136	332,521,764	201,994,330

Net assets:
Beginning of period/year	505,815,800	532,956,219	1,588,865,452	994,178,316	1,766,162,652	1,564,168,322
End of period/year	$345,203,005	$505,815,800	$1,610,852,741	$1,588,865,452	$2,098,684,416	$1,766,162,652

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Sustainable Equity Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020

Capital share transactions - shares:
Shares issued:
Class A (A)	192,681	2,084,312	21,354	1,018	517,086	1,399,620
Class C	13,199	63,976	—	—	87,296	197,623
Class I	31,726	323,168	869,116	36,919	631,033	2,438,077
Class I2	622,716	18,745,840	566,908	60,710,189	206,131	5,576,879
Class R6	48,400	194,237	—	—	—	—
Class T	—	—	—	—	3,252	5,358
	908,722	21,411,533	1,457,378	60,748,126	1,444,798	9,617,557
Shares reinvested:
Class A (A)	115,491	1,273,490	181	3	2,823,596	2,449,500
Class C	2,172	82,964	—	—	85,767	78,370
Class I	6,079	185,581	5,694	2,194	1,093,767	942,788
Class I2	652,893	6,764,364	2,614,022	4,872,898	1,890,671	1,727,385
Class R6	6,864	74,533	—	—	—	—
Class T	—	—	—	—	52,757	51,222
	783,499	8,380,932	2,619,897	4,875,095	5,946,558	5,249,265
Shares redeemed:
Class A (A)	(1,386,771)	(1,886,201)	(73)	—	(2,029,831)	(4,306,099)
Class C	(79,064)	(338,461)	—	—	(90,437)	(304,610)
Class I	(790,650)	(562,480)	(40,349)	(50,711)	(1,502,751)	(3,517,217)
Class I2	(33,401,514)	(8,877,950)	(8,752,604)	(5,740,951)	(997,847)	(9,143,954)
Class R6	(373,251)	(71,980)	—	—	—	—
Class T	—	—	—	—	(58,914)	(194,055)
	(36,031,250)	(11,737,072)	(8,793,026)	(5,791,662)	(4,679,780)	(17,465,935)
Automatic conversions:
Class A	51,205	34,453	—	—	170,046	96,917
Class C	(51,498)	(34,675)	—	—	(188,994)	(105,951)
	(293)	(222)	—	—	(18,948)	(9,034)
Net increase (decrease) in shares outstanding:
Class A (A)	(1,027,394)	1,506,054	21,462	1,021	1,480,897	(360,062)
Class C	(115,191)	(226,196)	—	—	(106,368)	(134,568)
Class I	(752,845)	(53,731)	834,461	(11,598)	222,049	(136,352)
Class I2	(32,125,905)	16,632,254	(5,571,674)	59,842,136	1,098,955	(1,839,690)
Class R6	(317,987)	196,790	—	—	—	—
Class T	—	—	—	—	(2,905)	(137,475)
	(34,339,322)	18,055,171	(4,715,751)	59,831,559	2,692,628	(2,608,147)

(A)	Class A commenced operations for Transamerica Unconstrained Bond on October 1, 2020.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENT OF CASH FLOWS

For the period ended April 30, 2021

(unaudited)

Transamerica Event Driven
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$4,134,397

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(50,665,768)
Proceeds from long-term investments	49,620,233
Purchases to cover securities sold short	(24,310,062)
Proceeds from securities sold short	15,813,311
Net amortization (accretion) of discount and premium	(414,171)
Net purchases/proceeds of short-term investments	(851,092)
Net realized (gain) loss	(3,053,966)
Net change in unrealized (appreciation) depreciation	(1,043,129)
Receivables:
(Increase) decrease in receivables for investments sold	(644,392)
(Increase) decrease in receivables for net income from securities lending	(360)
(Increase) decrease in receivables for interest	60,613
(Increase) decrease in receivable for tax reclaim	(698)
(Increase) decrease in prepaid expenses	(105)
Payables:
Increase (decrease) in collateral for securities on loan	2,053,720
Increase (decrease) in payables for investments purchased	412,980
Increase (decrease) in dividends, interest and fees for borrowings from securities sold short	(2,740)
Increase (decrease) in accrued liabilities	1,202
Net cash provided by (used for) written options and swaptions transactions	43,527
Net cash provided by (used for) in futures contracts transactions	(1,328,541)
Net cash provided by (used for) in forward foreign currency contracts	(29,741)
Net cash provided by (used for) foreign currency transactions	112,779
Net cash provided by (used for) operating activities	(10,092,003)

Cash flows from financing activities:
Proceeds of shares sold, net of receivable for shares sold	416,963
Payment of shares redeemed, net of payable for shares redeemed	(991,033)
Cash distributions paid	(75,543)
Net cash provided by (used for) financing activities	(649,613)
Net increase (decrease) in cash and foreign currencies	(10,741,616)
Cash and foreign currencies, at beginning of period (A)	$7,165,379
Cash and foreign currencies, at end of period (A)	$(3,576,237)

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$2,740
Non-cash financing activities included herein consist of reinvestment of distributions	$4,216,806

(A)	For the period ended April 30, 2021, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash collateral pledged at broker for:
Securities sold short	$3,159,043	$1,340,102
OTC derivatives	3,526,394	3,781,394
Futures contracts	480,000	373,000
Total assets	7,165,437	5,494,496

Liabilities:
Cash collateral received at broker:
Securities sold short	58	9,070,733
Total liabilities	58	9,070,733
Net cash per statements of assets and liabilities	$7,165,379	$(3,576,237)
Total cash and foreign currencies per statement of cash flows	$7,165,379	$(3,576,237)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Transamerica Balanced II
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.62		$10.99	$10.21	$10.17	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.16	0.19	0.18	0.02
Net realized and unrealized gain (loss)	1.86		0.91	1.08	0.07	0.15
Total investment operations	1.93		1.07	1.27	0.25	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)	(0.20)	(0.17)	—
Net realized gains	(0.46)		(0.27)	(0.29)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.53)		(0.44)	(0.49)	(0.21)	—

Net asset value, end of period/year	$13.02		$11.62	$10.99	$10.21	$10.17
Total return	16.96	%(C)	10.01%	13.14%	2.49%	1.70	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,890		$52,587	$50,316	$49,964	$56,169
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.57%	0.58%	0.59%	0.66	%(D)
Including waiver and/or reimbursement and recapture	0.58	%(D)	0.57%	0.57%	0.50%	0.50	%(D)
Net investment income (loss) to average net assets	1.10	%(D)	1.44%	1.80%	1.73%	1.23	%(D)
Portfolio turnover rate	19	%(C)	51%	45%	60%	40	%(C)

(A)	Commenced operations on September 15, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Balanced II
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$11.62		$10.99	$10.20		$10.17	$10.11		$9.68		$9.85

Investment operations:
Net investment income (loss) (D)	0.04		0.11	0.14		0.13	0.14		0.11		0.10
Net realized and unrealized gain (loss)	1.86		0.90	1.09		0.06	0.91		0.63		(0.11)
Total investment operations	1.90		1.01	1.23		0.19	1.05		0.74		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.11)	(0.15)		(0.12)	(0.09)		(0.12)		(0.10)
Net realized gains	(0.46)		(0.27)	(0.29)		(0.04)	(0.90)		(0.19)		(0.06)
Total dividends and/or distributions to shareholders	(0.50)		(0.38)	(0.44)		(0.16)	(0.99)		(0.31)		(0.16)

Net asset value, end of period/year	$13.02		$11.62	$10.99		$10.20	$10.17		$10.11		$9.68
Total return	16.68	%(E)	9.43%	12.79%		1.85%	10.68	%(E)	7.69%		(0.08)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$75,551		$66,033	$70,357		$82,270	$91,171		$90,455		$90,541
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(F)	1.07%	1.07%		1.09%	1.20	%(F)	1.18%		1.16%
Including waiver and/or reimbursement and recapture	1.07	%(F)	1.07%	1.07	%(G)	1.01%	1.13	%(F)(H)	1.09	%(H)(I)	1.10%
Net investment income (loss) to average net assets	0.60	%(F)	0.96%	1.32%		1.22%	0.95	%(F)	1.13%		1.00%
Portfolio turnover rate	19	%(E)	51%	45%		60%	40	%(E)	37%		50%

(A)	Transamerica Partners Balanced reorganized into the Fund on September 15, 2017. Prior to September 15, 2017, information provided reflects Transamerica Partners Balanced, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on September 15, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.57		$9.43	$8.95		$9.34	$9.31	$9.22

Investment operations:
Net investment income (loss) (A)	0.10		0.22	0.29		0.33	0.33	0.36	(B)
Net realized and unrealized gain (loss)	(0.03)		0.15	0.49		(0.39)	0.05	0.07
Total investment operations	0.07		0.37	0.78		(0.06)	0.38	0.43

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.23)	(0.30)		(0.33)	(0.35)	(0.34)
Net realized gains	(0.06)		—	—		—	—	—
Total dividends and/or distributions to shareholders	(0.16)		(0.23)	(0.30)		(0.33)	(0.35)	(0.34)

Net asset value, end of period/year	$9.48		$9.57	$9.43		$8.95	$9.34	$9.31
Total return (C)	0.67	%(D)	4.03%	9.00%		(0.67)%	4.12%	4.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$147,009		$149,010	$132,682		$87,523	$83,251	$86,305
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	0.93%	0.94%		0.99%	0.97%	0.93%
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.93%	0.94	%(F)	0.97%	0.97%	0.91	%(B)
Net investment income (loss) to average net assets	2.06	%(E)	2.36%	3.20%		3.58%	3.59%	3.92	%(B)
Portfolio turnover rate	20	%(D)	39%	50%		38%	34%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.50		$9.37	$8.89		$9.28	$9.25	$9.16

Investment operations:
Net investment income (loss) (A)	0.07		0.16	0.23		0.27	0.27	0.29	(B)
Net realized and unrealized gain (loss)	(0.03)		0.15	0.49		(0.39)	0.05	0.07
Total investment operations	0.04		0.31	0.72		(0.12)	0.32	0.36

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.18)	(0.24)		(0.27)	(0.29)	(0.27)
Net realized gains	(0.06)		—	—		—	—	—
Total dividends and/or distributions to shareholders	(0.13)		(0.18)	(0.24)		(0.27)	(0.29)	(0.27)

Net asset value, end of period/year	$9.41		$9.50	$9.37		$8.89	$9.28	$9.25
Total return (C)	0.37	%(D)	3.31%	8.24%		(1.33)%	3.41%	4.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,414		$89,962	$80,239		$44,958	$49,394	$60,126
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51	%(E)	1.53%	1.56%		1.63%	1.65%	1.64%
Including waiver and/or reimbursement and recapture	1.51	%(E)	1.53%	1.56	%(F)	1.61%	1.65%	1.62	%(B)
Net investment income (loss) to average net assets	1.45	%(E)	1.76%	2.56%		2.93%	2.90%	3.20	%(B)
Portfolio turnover rate	20	%(D)	39%	50%		38%	34%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.59		$9.45	$8.96	$9.36	$9.32	$9.23

Investment operations:
Net investment income (loss) (A)	0.12		0.26	0.33	0.36	0.36	0.38	(B)
Net realized and unrealized gain (loss)	(0.03)		0.15	0.50	(0.40)	0.06	0.07
Total investment operations	0.09		0.41	0.83	(0.04)	0.42	0.45

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.27)	(0.34)	(0.36)	(0.38)	(0.36)
Net realized gains	(0.06)		—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.27)	(0.34)	(0.36)	(0.38)	(0.36)

Net asset value, end of period/year	$9.50		$9.59	$9.45	$8.96	$9.36	$9.32
Total return	0.88	%(C)	4.46%	9.44%	(0.39)%	4.54%	5.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,175,263		$1,286,752	$1,084,474	$396,083	$181,977	$162,875
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53	%(D)	0.56%	0.58%	0.64%	0.67%	0.67%
Including waiver and/or reimbursement and recapture	0.49	%(D)	0.50%	0.50%	0.59%	0.67%	0.65	%(B)
Net investment income (loss) to average net assets	2.46	%(D)	2.78%	3.57%	3.94%	3.88%	4.20	%(B)
Portfolio turnover rate	20	%(C)	39%	50%	38%	34%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.59		$9.45	$8.96		$9.36	$9.32	$9.23

Investment operations:
Net investment income (loss) (A)	0.12		0.26	0.34		0.37	0.37	0.39	(B)
Net realized and unrealized gain (loss)	(0.03)		0.16	0.49		(0.40)	0.06	0.07
Total investment operations	0.09		0.42	0.83		(0.03)	0.43	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.28)	(0.34)		(0.37)	(0.39)	(0.37)
Net realized gains	(0.06)		—	—		—	—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.28)	(0.34)		(0.37)	(0.39)	(0.37)

Net asset value, end of period/year	$9.50		$9.59	$9.45		$8.96	$9.36	$9.32
Total return	0.91	%(C)	4.52%	9.49%		(0.32)%	4.65%	5.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$377,980		$352,650	$84,016		$101,251	$118,738	$137,246
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43	%(D)	0.46%	0.47%		0.53%	0.56%	0.55%
Including waiver and/or reimbursement and recapture	0.43	%(D)	0.46%	0.47	%(E)	0.52%	0.56%	0.53	%(B)
Net investment income (loss) to average net assets	2.53	%(D)	2.73%	3.73%		4.03%	3.99%	4.23	%(B)
Portfolio turnover rate	20	%(C)	39%	50%		38%	34%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.58		$9.45	$8.96		$9.36	$9.32	$9.23

Investment operations:
Net investment income (loss) (A)	0.12		0.27	0.34		0.37	0.37	0.40	(B)
Net realized and unrealized gain (loss)	(0.03)		0.14	0.49		(0.40)	0.06	0.06
Total investment operations	0.09		0.41	0.83		(0.03)	0.43	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.28)	(0.34)		(0.37)	(0.39)	(0.37)
Net realized gains	(0.06)		—	—		—	—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.28)	(0.34)		(0.37)	(0.39)	(0.37)

Net asset value, end of period/year	$9.49		$9.58	$9.45		$8.96	$9.36	$9.32
Total return	0.91	%(C)	4.41%	9.49%		(0.30)%	4.65%	5.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,389		$23,672	$19,805		$9,181	$6,283	$3,028
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43	%(D)	0.45%	0.48%		0.53%	0.56%	0.55%
Including waiver and/or reimbursement and recapture	0.43	%(D)(E)	0.45%	0.48	%(E)	0.51%	0.56%	0.52	%(B)
Net investment income (loss) to average net assets	2.54	%(D)	2.83%	3.65%		4.05%	4.01%	4.38	%(B)
Portfolio turnover rate	20	%(C)	39%	50%		38%	34%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$46.11		$26.93	$26.81		$28.32	$25.70	$25.35

Investment operations:
Net investment income (loss) (A)	(0.25)		(0.37)	(0.26)		(0.21)	(0.24)	(0.14	)(B)
Net realized and unrealized gain (loss)	10.85		22.30	1.55		4.14	7.40	1.33
Total investment operations	10.60		21.93	1.29		3.93	7.16	1.19

Dividends and/or distributions to shareholders:
Net realized gains	(2.83)		(2.75)	(1.17)		(5.44)	(4.54)	(0.84)

Net asset value, end of period/year	$53.88		$46.11	$26.93		$26.81	$28.32	$25.70
Total return (C)	22.77	%(D)	89.28%	5.40%		16.52%	34.66%	4.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,095,929		$844,139	$425,595		$384,193	$223,299	$170,198
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(E)	1.08%	1.18%		1.19%	1.23%	1.23%
Including waiver and/or reimbursement and recapture	0.99	%(E)	1.08%	1.18	%(F)	1.19%	1.23%	1.22	%(B)
Net investment income (loss) to average net assets	(0.94	)%(E)	(1.04)%	(0.92)%		(0.78)%	(0.95)%	(0.57	)%(B)
Portfolio turnover rate	38	%(D)	52%	90%		40%	66%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$34.77		$21.08	$21.41		$23.83	$22.50	$22.46

Investment operations:
Net investment income (loss) (A)	(0.34)		(0.48)	(0.37)		(0.34)	(0.35)	(0.28	)(B)
Net realized and unrealized gain (loss)	8.20		16.92	1.21		3.36	6.22	1.16
Total investment operations	7.86		16.44	0.84		3.02	5.87	0.88

Dividends and/or distributions to shareholders:
Net realized gains	(2.83)		(2.75)	(1.17)		(5.44)	(4.54)	(0.84)

Net asset value, end of period/year	$39.80		$34.77	$21.08		$21.41	$23.83	$22.50
Total return (C)	22.29	%(D)	87.95%	4.57%		15.65%	33.68%	4.03%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$540,290		$425,798	$206,156		$149,727	$84,852	$69,159
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74	%(E)	1.83%	1.93%		1.93%	1.97%	1.96%
Including waiver and/or reimbursement and recapture	1.74	%(E)	1.83%	1.93	%(F)	1.93%	1.97%	1.95	%(B)
Net investment income (loss) to average net assets	(1.69	)%(E)	(1.79)%	(1.67)%		(1.52)%	(1.69)%	(1.30	)%(B)
Portfolio turnover rate	38	%(D)	52%	90%		40%	66%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$49.02		$28.40	$28.13	$29.39	$26.43	$25.98

Investment operations:
Net investment income (loss) (A)	(0.21)		(0.31)	(0.20)	(0.16)	(0.18)	(0.07	)(B)
Net realized and unrealized gain (loss)	11.54		23.68	1.64	4.34	7.68	1.36
Total investment operations	11.33		23.37	1.44	4.18	7.50	1.29

Dividends and/or distributions to shareholders:
Net realized gains	(2.83)		(2.75)	(1.17)	(5.44)	(4.54)	(0.84)

Net asset value, end of period/year	$57.52		$49.02	$28.40	$28.13	$29.39	$26.43
Total return	22.91	%(C)	89.76%	5.69%	16.77%	35.03%	5.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,327,527		$2,393,493	$1,049,618	$719,431	$292,452	$164,575
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.84%	0.92%	0.94%	0.96%	0.94%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.84%	0.92%	0.94%	0.96%	0.93	%(B)
Net investment income (loss) to average net assets	(0.73	)%(D)	(0.81)%	(0.66)%	(0.55)%	(0.69)%	(0.28	)%(B)
Portfolio turnover rate	38	%(C)	52%	90%	40%	66%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$20.68		$13.45	$13.97	$17.26	$17.43	$17.40

Investment operations:
Net investment income (loss) (A)	(0.07)		(0.11)	(0.08)	(0.05)	(0.08)	(0.03	)(B)
Net realized and unrealized gain (loss)	4.91		10.09	0.73	2.20	4.45	0.90
Total investment operations	4.84		9.98	0.65	2.15	4.37	0.87

Dividends and/or distributions to shareholders:
Net realized gains	(2.83)		(2.75)	(1.17)	(5.44)	(4.54)	(0.84)

Net asset value, end of period/year	$22.69		$20.68	$13.45	$13.97	$17.26	$17.43
Total return	22.93	%(C)	90.02%	5.82%	16.90%	35.14%	5.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$434,564		$402,583	$316,761	$165,523	$230,981	$241,857
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(D)	0.73%	0.80%	0.83%	0.85%	0.81%
Including waiver and/or reimbursement and recapture	0.68	%(D)	0.73%	0.80%	0.83%	0.85%	0.81	%(B)
Net investment income (loss) to average net assets	(0.63	)%(D)	(0.69)%	(0.54)%	(0.38)%	(0.56)%	(0.18	)%(B)
Portfolio turnover rate	38	%(C)	52%	90%	40%	66%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Capital Growth
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$20.68		$13.45	$13.37

Investment operations:
Net investment income (loss) (B)	(0.07)		(0.11)	(0.00	)(C)
Net realized and unrealized gain (loss)	4.91		10.09	0.08
Total investment operations	4.84		9.98	0.08

Dividends and/or distributions to shareholders:
Net realized gains	(2.83)		(2.75)	—

Net asset value, end of period/year	$22.69		$20.68	$13.45
Total return	22.93	%(D)	90.02%	0.60	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,602		$24,890	$15,184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(E)	0.73%	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.69	%(E)	0.73%	0.76	%(E)
Net investment income (loss) to average net assets	(0.63	)%(E)	(0.70)%	(0.56	)%(E)
Portfolio turnover rate	38	%(D)	52%	90%

(A)	Commenced operations on October 18, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$7.81		$9.18	$8.83	$9.45	$9.46	$9.38

Investment operations:
Net investment income (loss) (A)	0.16		0.24	0.33	0.32	0.32	0.36	(B)
Net realized and unrealized gain (loss)	0.57		(1.21)	0.48	(0.54)	0.06	0.32
Total investment operations	0.73		(0.97)	0.81	(0.22)	0.38	0.68

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.28)	(0.37)	(0.32)	(0.32)	(0.33)
Net realized gains	—		—	—	—	—	(0.20)
Return of capital	—		(0.12)	(0.09)	(0.08)	(0.07)	(0.07)
Total dividends and/or distributions to shareholders	(0.12)		(0.40)	(0.46)	(0.40)	(0.39)	(0.60)

Net asset value, end of period/year	$8.42		$7.81	$9.18	$8.83	$9.45	$9.46
Total return (C)	9.37	%(D)	(10.68)%	9.35%	(2.38)%	4.12%	7.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$69,046		$48,802	$58,587	$68,424	$97,964	$122,240
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.99	%(F)	1.02%	0.99%	0.93%	0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.92	%(F)	0.92%	0.92%	0.92%	0.89%	0.88	%(B)
Net investment income (loss) to average net assets	3.88	%(F)	2.85%	3.69%	3.48%	3.41%	3.89	%(B)
Portfolio turnover rate	13	%(D)	38%	20%	23%	9%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$7.78		$9.14	$8.79	$9.41	$9.42	$9.34

Investment operations:
Net investment income (loss) (A)	0.14		0.22	0.28	0.26	0.25	0.28	(B)
Net realized and unrealized gain (loss)	0.56		(1.24)	0.46	(0.54)	0.06	0.33
Total investment operations	0.70		(1.02)	0.74	(0.28)	0.31	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.24)	(0.31)	(0.27)	(0.26)	(0.28)
Net realized gains	—		—	—	—	—	(0.20)
Return of capital	—		(0.10)	(0.08)	(0.07)	(0.06)	(0.05)
Total dividends and/or distributions to shareholders	(0.10)		(0.34)	(0.39)	(0.34)	(0.32)	(0.53)

Net asset value, end of period/year	$8.38		$7.78	$9.14	$8.79	$9.41	$9.42
Total return (C)	8.99	%(D)	(11.32)%	8.56%	(3.07)%	3.34%	7.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,133		$43,858	$80,716	$108,855	$161,999	$210,600
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.80	%(F)	1.77%	1.74%	1.69%	1.65%	1.65%
Including waiver and/or reimbursement and recapture	1.67	%(F)	1.67%	1.67%	1.67%	1.65%	1.64	%(B)
Net investment income (loss) to average net assets	3.39	%(F)	2.65%	3.12%	2.77%	2.68%	3.11	%(B)
Portfolio turnover rate	13	%(D)	38%	20%	23%	9%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$7.81		$9.18	$8.84	$9.45	$9.46	$9.38

Investment operations:
Net investment income (loss) (A)	0.18		0.29	0.35	0.35	0.35	0.39	(B)
Net realized and unrealized gain (loss)	0.57		(1.24)	0.47	(0.53)	0.06	0.31
Total investment operations	0.75		(0.95)	0.82	(0.18)	0.41	0.70

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)	(0.38)	(0.34)	(0.34)	(0.35)
Net realized gains	—		—	—	—	—	(0.20)
Return of capital	—		(0.13)	(0.10)	(0.09)	(0.08)	(0.07)
Total dividends and/or distributions to shareholders	(0.13)		(0.42)	(0.48)	(0.43)	(0.42)	(0.62)

Net asset value, end of period/year	$8.43		$7.81	$9.18	$8.84	$9.45	$9.46
Total return	9.59	%(C)	(10.46)%	9.50%	(2.04)%	4.37%	8.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,996		$23,689	$42,155	$43,330	$66,235	$83,297
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.73%	0.72%	0.68%	0.66%	0.65%
Including waiver and/or reimbursement and recapture	0.67	%(E)	0.67%	0.67%	0.67%	0.66%	0.64	%(B)
Net investment income (loss) to average net assets	4.28	%(E)	3.48%	3.88%	3.78%	3.66%	4.25	%(B)
Portfolio turnover rate	13	%(C)	38%	20%	23%	9%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.33		$10.49	$9.85	$10.92	$10.50	$9.70

Investment operations:
Net investment income (loss) (A)	0.23		0.54	0.57	0.51	0.55	0.63	(B)
Net realized and unrealized gain (loss)	0.30		(0.43)	0.44	(1.23)	0.38	0.49
Total investment operations	0.53		0.11	1.01	(0.72)	0.93	1.12

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.22)	(0.37)	(0.32)	(0.51)	(0.30)
Return of capital	—		(0.05)	—	(0.03)	—	(0.02)
Total dividends and/or distributions to shareholders	(0.15)		(0.27)	(0.37)	(0.35)	(0.51)	(0.32)

Net asset value, end of period/year	$10.71		$10.33	$10.49	$9.85	$10.92	$10.50
Total return (C)	5.09	%(D)	1.20%	10.42%	(6.65)%	8.96%	11.86%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,518		$8,356	$9,203	$15,294	$21,804	$35,765
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(E)	1.23%	1.18%	1.12%	1.12%	1.15%
Including waiver and/or reimbursement and recapture	1.21	%(E)	1.23%	1.18%	1.12%	1.12%	1.15	%(B)
Net investment income (loss) to average net assets	4.30	%(E)	5.33%	5.52%	4.81%	5.20%	6.39	%(B)
Portfolio turnover rate	111	%(D)	236%	255%	221%	247%	257%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.22		$10.41	$9.76	$10.85	$10.43	$9.66

Investment operations:
Net investment income (loss) (A)	0.19		0.48	0.50	0.42	0.48	0.55	(B)
Net realized and unrealized gain (loss)	0.29		(0.44)	0.46	(1.22)	0.36	0.49
Total investment operations	0.48		0.04	0.96	(0.80)	0.84	1.04

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.19)	(0.31)	(0.26)	(0.42)	(0.25)
Return of capital	—		(0.04)	—	(0.03)	—	(0.02)
Total dividends and/or distributions to shareholders	(0.06)		(0.23)	(0.31)	(0.29)	(0.42)	(0.27)

Net asset value, end of period/year	$10.64		$10.22	$10.41	$9.76	$10.85	$10.43
Total return (C)	4.72	%(D)	0.51%	9.70%	(7.36)%	8.26%	11.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,054		$6,014	$8,765	$10,089	$14,023	$14,363
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.89	%(E)	1.89%	1.88%	1.88%	1.87%	1.89%
Including waiver and/or reimbursement and recapture	1.89	%(E)	1.89%	1.88%	1.88%	1.87%	1.88	%(B)
Net investment income (loss) to average net assets	3.61	%(E)	4.71%	4.89%	4.03%	4.53%	5.56	%(B)
Portfolio turnover rate	111	%(D)	236%	255%	221%	247%	257%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.40		$10.54	$9.88	$10.95	$10.52	$9.72

Investment operations:
Net investment income (loss) (A)	0.25		0.59	0.62	0.54	0.60	0.66	(B)
Net realized and unrealized gain (loss)	0.30		(0.44)	0.46	(1.24)	0.37	0.49
Total investment operations	0.55		0.15	1.08	(0.70)	0.97	1.15

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.24)	(0.42)	(0.33)	(0.54)	(0.33)
Return of capital	—		(0.05)	—	(0.04)	—	(0.02)
Total dividends and/or distributions to shareholders	(0.19)		(0.29)	(0.42)	(0.37)	(0.54)	(0.35)

Net asset value, end of period/year	$10.76		$10.40	$10.54	$9.88	$10.95	$10.52
Total return	5.25	%(C)	1.61%	10.89%	(6.36)%	9.33%	12.27%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$273,087		$243,965	$457,449	$481,999	$682,535	$618,258
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.82%	0.80%	0.82%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.82%	0.80%	0.82%	0.82%	0.82	%(B)
Net investment income (loss) to average net assets	4.70	%(D)	5.77%	5.96%	5.12%	5.62%	6.60	%(B)
Portfolio turnover rate	111	%(C)	236%	255%	221%	247%	257%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.41		$10.54	$9.89	$10.95	$10.52	$9.72

Investment operations:
Net investment income (loss) (A)	0.26		0.59	0.63	0.55	0.62	0.65	(B)
Net realized and unrealized gain (loss)	0.29		(0.43)	0.45	(1.23)	0.36	0.51
Total investment operations	0.55		0.16	1.08	(0.68)	0.98	1.16

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.24)	(0.43)	(0.34)	(0.55)	(0.33)
Return of capital	—		(0.05)	—	(0.04)	—	(0.03)
Total dividends and/or distributions to shareholders	(0.20)		(0.29)	(0.43)	(0.38)	(0.55)	(0.36)

Net asset value, end of period/year	$10.76		$10.41	$10.54	$9.89	$10.95	$10.52
Total return	5.24	%(C)	1.77%	11.00%	(6.21)%	9.44%	12.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$139,825		$133,270	$135,377	$161,794	$214,450	$169,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.72%	0.70%	0.73%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.72%	0.70%	0.73%	0.72%	0.72	%(B)
Net investment income (loss) to average net assets	4.78	%(D)	5.78%	6.08%	5.21%	5.83%	6.48	%(B)
Portfolio turnover rate	111	%(C)	236%	255%	221%	247%	257%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.40		$10.53	$9.88	$10.94	$10.52	$9.71

Investment operations:
Net investment income (loss) (A)	0.26		0.59	0.63	0.58	0.64	0.66	(B)
Net realized and unrealized gain (loss)	0.30		(0.43)	0.45	(1.26)	0.33	0.51
Total investment operations	0.56		0.16	1.08	(0.68)	0.97	1.17

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.24)	(0.43)	(0.34)	(0.55)	(0.33)
Return of capital	—		(0.05)	—	(0.04)	—	(0.03)
Total dividends and/or distributions to shareholders	(0.20)		(0.29)	(0.43)	(0.38)	(0.55)	(0.36)

Net asset value, end of period/year	$10.76		$10.40	$10.53	$9.88	$10.94	$10.52
Total return	5.35	%(C)	1.76%	11.01%	(6.30)%	9.45%	12.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,747		$9,765	$5,915	$5,512	$6,933	$87
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.72%	0.70%	0.73%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.72%	0.70%	0.73%	0.72%	0.72	%(B)
Net investment income (loss) to average net assets	4.82	%(D)	5.77%	6.09%	5.50%	5.87%	6.62	%(B)
Portfolio turnover rate	111	%(C)	236%	255%	221%	247%	257%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Opportunities
	Class I
	April 30, 2021 (unaudited)		October 31, 2020 (A)
Net asset value, beginning of period	$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.01		0.07
Net realized and unrealized gain (loss)	2.55		(0.17	)(C)
Total investment operations	2.56		(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		—

Net asset value, end of period	$12.40		$9.90
Total return	25.95	%(D)	(1.00	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$88		$70
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.11	%(F)	1.21	%(F)
Including waiver and/or reimbursement and recapture	0.98	%(F)	0.98	%(F)
Net investment income (loss) to average net assets	0.23	%(F)	0.92	%(F)
Portfolio turnover rate	43	%(D)	49	%(D)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Opportunities
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020 (A)
Net asset value, beginning of period	$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.02		0.10
Net realized and unrealized gain (loss)	2.55		(0.20	)(C)
Total investment operations	2.57		(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		—

Net asset value, end of period	$12.40		$9.90
Total return	26.01	%(D)	(1.00	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$1,020,262		$841,388
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.88	%(F)	0.94	%(F)
Including waiver and/or reimbursement and recapture	0.88	%(F)	0.94	%(F)
Net investment income (loss) to average net assets	0.32	%(F)	1.32	%(F)
Portfolio turnover rate	43	%(D)	49	%(D)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Event Driven
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.56		$10.60		$10.36		$10.46		$9.78

Investment operations:
Net investment income (loss) (B)	0.01		(0.05)		0.02		(0.02)		0.10
Net realized and unrealized gain (loss)	0.88		1.05		0.41		0.08		0.60
Total investment operations	0.89		1.00		0.43		0.06		0.70

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(C)	(0.00	)(C)	(0.16)		(0.02)
Net realized gains	(0.84)		(0.04)		(0.19)		—		—
Total dividends and/or distributions to shareholders	(0.84)		(0.04)		(0.19)		(0.16)		(0.02)

Net asset value, end of period/year	$11.61		$11.56		$10.60		$10.36		$10.46
Total return	7.64	%(D)	9.60%		4.34%		0.57%		7.19	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,257		$5,508		$834		$706		$60
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.56	%(E)	1.54%		1.61	%(F)	1.69	%(F)	1.81	%(E)(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.35	%(E)	1.41%		1.53	%(F)	1.49	%(F)	1.44	%(E)(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(E)	1.35%		1.35	%(F)	1.35	%(F)	1.38	%(E)(F)
Net investment income (loss) to average net assets	0.13	%(E)	(0.42)%		0.18%		(0.15)%		1.03	%(E)
Portfolio turnover rate	71	%(D)	170%		214%		514%		633%

(A)	Commenced operations on November 11, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Event Driven
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$11.40		$10.45		$10.22		$10.31		$9.83		$9.66

Investment operations:
Net investment income (loss) (A)	0.01		(0.03)		0.02		(0.04)		0.16		0.15	(B)
Net realized and unrealized gain (loss)	0.80		1.02		0.40		0.11		0.48		0.04	(C)
Total investment operations	0.81		0.99		0.42		0.07		0.64		0.19

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(D)	(0.00	)(D)	(0.16)		(0.16)		(0.02)
Net realized gains	(0.84)		(0.04)		(0.19)		—		—		—
Total dividends and/or distributions to shareholders	(0.84)		(0.04)		(0.19)		(0.16)		(0.16)		(0.02)

Net asset value, end of period/year	$11.37		$11.40		$10.45		$10.22		$10.31		$9.83
Total return	7.14	%(E)	9.54%		4.41%		0.68%		6.55%		1.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,609		$53,809		$93,086		$116,012		$90,175		$97,399
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.47	%(F)	1.45%		1.51	%(G)	1.68	%(G)	1.76	%(G)	2.57	%(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.35	%(F)	1.42%		1.54	%(G)	1.60	%(G)	1.62	%(G)	2.53	%(B)(G)
Excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(F)	1.35%		1.35	%(G)	1.35	%(G)	1.45	%(G)	1.73	%(B)(G)
Net investment income (loss) to average net assets	0.12	%(F)	(0.25)%		0.19%		(0.40)%		1.55%		1.62	%(B)
Portfolio turnover rate	71	%(E)	170%		214%		514%		633%		579%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.27		$9.61	$9.87	$9.97	$9.95	$9.82

Investment operations:
Net investment income (loss) (A)	0.15		0.40	0.48	0.42	0.38	0.40	(B)
Net realized and unrealized gain (loss)	0.25		(0.37)	(0.26)	(0.10)	0.03	0.12
Total investment operations	0.40		0.03	0.22	0.32	0.41	0.52

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.37)	(0.48)	(0.42)	(0.39)	(0.39)

Net asset value, end of period/year	$9.49		$9.27	$9.61	$9.87	$9.97	$9.95
Total return (C)	4.33	%(D)	0.47%	2.44%	3.32%	4.14%	5.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,970		$13,779	$24,106	$37,011	$38,312	$6,327
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.24	%(F)	1.21%	1.07%	1.07%	1.08%	1.11%
Including waiver and/or reimbursement and recapture	1.05	%(F)	1.05%	1.05%	1.05%	1.05%	1.05	%(B)
Net investment income (loss) to average net assets	3.20	%(F)	4.31%	4.94%	4.22%	3.79%	4.05	%(B)
Portfolio turnover rate	18	%(D)	37%	23%	54%	55%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.28		$9.62	$9.87	$9.97	$9.95	$9.82

Investment operations:
Net investment income (loss) (A)	0.11		0.33	0.41	0.35	0.30	0.32	(B)
Net realized and unrealized gain (loss)	0.24		(0.36)	(0.25)	(0.10)	0.04	0.13
Total investment operations	0.35		(0.03)	0.16	0.25	0.34	0.45

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.31)	(0.41)	(0.35)	(0.32)	(0.32)

Net asset value, end of period/year	$9.49		$9.28	$9.62	$9.87	$9.97	$9.95
Total return (C)	3.83	%(D)	(0.28)%	1.68%	2.55%	3.36%	4.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,250		$12,659	$18,255	$22,412	$17,549	$6,669
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.96	%(F)	1.94%	1.81%	1.83%	1.83%	1.84%
Including waiver and/or reimbursement and recapture	1.80	%(F)	1.80%	1.80%	1.80%	1.80%	1.80	%(B)
Net investment income (loss) to average net assets	2.45	%(F)	3.58%	4.22%	3.50%	3.05%	3.30	%(B)
Portfolio turnover rate	18	%(D)	37%	23%	54%	55%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.23		$9.58	$9.84	$9.94	$9.92	$9.79

Investment operations:
Net investment income (loss) (A)	0.16		0.42	0.51	0.45	0.40	0.41	(B)
Net realized and unrealized gain (loss)	0.24		(0.37)	(0.26)	(0.10)	0.04	0.14
Total investment operations	0.40		0.05	0.25	0.35	0.44	0.55

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.40)	(0.51)	(0.45)	(0.42)	(0.42)

Net asset value, end of period/year	$9.44		$9.23	$9.58	$9.84	$9.94	$9.92
Total return	4.36	%(C)	0.60%	2.69%	3.57%	4.40%	5.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$104,035		$57,185	$99,384	$187,447	$72,316	$13,061
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.96	%(E)	0.95%	0.82%	0.85%	0.85%	0.85%
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.80%	0.80%	0.80%	0.80%	0.80	%(B)
Net investment income (loss) to average net assets	3.39	%(E)	4.58%	5.20%	4.56%	4.02%	4.21	%(B)
Portfolio turnover rate	18	%(C)	37%	23%	54%	55%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.27		$9.62	$9.87	$9.97	$9.95	$9.82

Investment operations:
Net investment income (loss) (A)	0.16		0.44	0.52	0.45	0.41	0.42	(B)
Net realized and unrealized gain (loss)	0.25		(0.40)	(0.25)	(0.09)	0.03	0.13
Total investment operations	0.41		0.04	0.27	0.36	0.44	0.55

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.39)	(0.52)	(0.46)	(0.42)	(0.42)

Net asset value, end of period/year	$9.49		$9.27	$9.62	$9.87	$9.97	$9.95
Total return	4.46	%(C)	0.55%	2.78%	3.64%	4.45%	5.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$10	$81,278	$473,047	$512,061	$374,908
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.85%	0.72%	0.75%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.80%	0.72%	0.75%	0.75%	0.75	%(B)(F)
Net investment income (loss) to average net assets	3.45	%(E)	4.36%	5.30%	4.54%	4.12%	4.32	%(B)
Portfolio turnover rate	18	%(C)	37%	23%	54%	55%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class A
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$13.66		$14.19		$13.17		$13.58		$11.14	$11.15

Investment operations:
Net investment income (loss) (A)	0.04		0.06		0.11		0.05		0.08	0.08	(B)
Net realized and unrealized gain (loss)	3.60		0.21	(C)	0.91		(0.20)		2.64	(0.09)
Total investment operations	3.64		0.27		1.02		(0.15)		2.72	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.16)		(0.00	)(D)	(0.26)		(0.28)	—
Net realized gains	(0.26)		(0.64)		—		—		—	—
Total dividends and/or distributions to shareholders	(0.28)		(0.80)		(0.00	)(D)	(0.26)		(0.28)	—

Net asset value, end of period/year	$17.02		$13.66		$14.19		$13.17		$13.58	$11.14
Total return (E)	26.89	%(F)	1.72%		7.77%		(1.18)%		24.92%	(0.09)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$63,146		$50,019		$55,612		$51,912		$42,264	$39,699
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.42	%(G)(H)	1.45	%(H)	1.48	%(H)	1.45	%(H)	1.49%	1.39%
Including waiver and/or reimbursement and recapture	1.35	%(G)(H)	1.35	%(H)	1.35	%(H)	1.35	%(H)	1.35%	1.34	%(B)
Net investment income (loss) to average net assets	0.48	%(G)	0.48%		0.80%		0.35%		0.68%	0.74	%(B)
Portfolio turnover rate	24	%(F)	71%		51%		36%		38%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years	Transamerica Global Equity
indicated:	Class C
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$13.27		$13.77		$12.87		$13.27		$10.89	$10.98

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.04)		0.01		(0.06)		(0.01)	0.00	(B)(C)
Net realized and unrealized gain (loss)	3.52		0.18	(D)	0.89		(0.19)		2.58	(0.09)
Total investment operations	3.49		0.14		0.90		(0.25)		2.57	(0.09)

Dividends and/or distributions to shareholders:
Net investment income	—		—		—		(0.15)		(0.19)	—
Net realized gains	(0.26)		(0.64)		—		—		—	—
Total dividends and/or distributions to shareholders	(0.26)		(0.64)		—		(0.15)		(0.19)	—

Net asset value, end of period/year	$16.50		$13.27		$13.77		$12.87		$13.27	$10.89
Total return (E)	26.42	%(F)	0.86%		6.99%		(1.91)%		23.90%	(0.82)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,319		$4,925		$10,113		$20,289		$44,450	$48,720
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.23	%(G)(H)	2.20	%(H)	2.19	%(H)	2.18	%(H)	2.21%	2.13%
Including waiver and/or reimbursement and recapture	2.10	%(G)(H)	2.10	%(H)	2.10	%(H)	2.10	%(H)	2.10%	2.09	%(C)
Net investment income (loss) to average net assets	(0.40	)%(G)	(0.31)%		0.04%		(0.41)%		(0.07)%	(0.01	)%(C)
Portfolio turnover rate	24	%(F)	71%		51%		36%		38%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$13.70		$14.23		$13.20		$13.61		$11.19	$11.17

Investment operations:
Net investment income (loss) (A)	0.06		0.10		0.15		0.08		0.11	0.11	(B)
Net realized and unrealized gain (loss)	3.62		0.20	(C)	0.91		(0.20)		2.64	(0.08)
Total investment operations	3.68		0.30		1.06		(0.12)		2.75	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.19)		(0.03)		(0.29)		(0.33)	(0.01)
Net realized gains	(0.26)		(0.64)		—		—		—	—
Total dividends and/or distributions to shareholders	(0.32)		(0.83)		(0.03)		(0.29)		(0.33)	(0.01)

Net asset value, end of period/year	$17.06		$13.70		$14.23		$13.20		$13.61	$11.19
Total return	27.09	%(D)	1.97%		8.07%		(0.94)%		25.20%	0.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,646		$28,915		$38,582		$32,283		$34,572	$28,605
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(E)(F)	1.08	%(F)	1.11	%(F)	1.12	%(F)	1.14%	1.04%
Including waiver and/or reimbursement and recapture	1.10	%(E)(F)(G)	1.10	%(F)	1.10	%(F)	1.10	%(F)	1.10%	1.02	%(B)
Net investment income (loss) to average net assets	0.72	%(E)	0.71%		1.09%		0.59%		0.93%	1.04	%(B)
Portfolio turnover rate	24	%(D)	71%		51%		36%		38%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$13.71		$14.25		$13.22		$13.62		$11.22	$11.18

Investment operations:
Net investment income (loss) (A)	0.06		0.11		0.15		0.10		0.13	0.09	(B)
Net realized and unrealized gain (loss)	3.63		0.20	(C)	0.92		(0.20)		2.63	(0.05)
Total investment operations	3.69		0.31		1.07		(0.10)		2.76	0.04

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.21)		(0.04)		(0.30)		(0.36)	(0.00	)(D)
Net realized gains	(0.26)		(0.64)		—		—		—	—
Total dividends and/or distributions to shareholders	(0.33)		(0.85)		(0.04)		(0.30)		(0.36)	(0.00	)(D)

Net asset value, end of period/year	$17.07		$13.71		$14.25		$13.22		$13.62	$11.22
Total return	27.11	%(E)	2.07%		8.14%		(0.80)%		25.19%	0.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$866		$770		$967		$949		$1,114	$140
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(F)(G)	0.99	%(G)	1.01	%(G)	1.02	%(G)	1.04%	0.95%
Including waiver and/or reimbursement and recapture	1.00	%(F)(G)	0.99	%(G)	1.01	%(G)	1.02	%(G)	1.04%	0.94	%(B)
Net investment income (loss) to average net assets	0.81	%(F)	0.84%		1.08%		0.70%		1.01%	0.82	%(B)
Portfolio turnover rate	24	%(E)	71%		51%		36%		38%	63%

(A)	Commenced operations on April 21, 2017.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class A
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.01		0.02		0.00	(B)	0.00	(B)	0.00	(B)(C)
Net realized and unrealized gain (loss)	0.00	(B)	—		—		—		—		—
Total investment operations	0.00	(B)	0.01		0.02		0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.01	)(D)	(0.02)		(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.16	%(F)	0.53	%(D)	1.64%		0.46%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$287,698		$274,311		$187,635		$171,707		$191,477		$192,607
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(G)	0.67%		0.65%		0.68%		0.78%		0.87%
Including waiver and/or reimbursement and recapture	(0.21	)%(G)(H)	0.40	%(H)	0.73	%(I)	1.25	%(I)	0.82	%(I)	0.43	%(C)(I)
Net investment income (loss) to average net assets	0.34	%(G)	0.48%		1.62%		0.44%		0.01%		0.01	%(C)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.00 lower and 0.09% lower, respectively, had the Fund not paid out the distribution(s).
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class C
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.02		0.01		0.00	(B)	0.00	(B)	0.00	(B)(C)
Net realized and unrealized gain (loss)	0.00	(B)	—		—		—		—		—
Total investment operations	0.00	(B)	0.02		0.01		0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.02	)(D)	(0.01)		(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.06	%(F)	1.73	%(D)	0.57%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,072		$15,475		$9,218		$13,477		$19,707		$22,189
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.41	%(G)	1.44%		1.41%		1.46%		1.56%		1.61%
Including waiver and/or reimbursement and recapture	0.00	%(G)(H)(I)	0.53	%(H)	1.77	%(J)	1.69	%(J)	0.81	%(J)	0.43	%(C)(J)
Net investment income (loss) to average net assets	0.12	%(G)	1.41%		0.57%		0.01%		0.01%		0.01	%(C)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.01 lower and 1.31% lower, respectively, had the Fund not paid out the distribution(s).
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Rounds to less than 0.01% or (0.01)%.
(J)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. Transamerica Asset Management, Inc. stopped these earlier recaptures as of March 1, 2019, but could recapture available amounts in the future. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.01		0.02		0.01		0.00	(B)	0.00	(B)(C)
Net realized and unrealized gain (loss)	0.00	(B)	—		—		—		—		—
Total investment operations	0.00	(B)	0.01		0.02		0.01		0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.01)		(0.02)		(0.01)		(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.11	%(D)	0.52%		1.89%		0.95%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,303		$23,804		$18,213		$21,281		$21,578		$21,185
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.49	%(E)	0.52%		0.50%		0.52%		0.62%		0.69%
Including waiver and/or reimbursement and recapture	(0.11	)%(E)(F)	0.31	%(F)	0.48	%(G)	0.76	%(G)	0.82	%(G)	0.43	%(C)(G)
Net investment income (loss) to average net assets	0.23	%(E)	0.48%		1.87%		0.94%		0.01%		0.01	%(C)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.01		0.01		0.00	(B)	0.00	(B)	0.00	(B)(C)
Net realized and unrealized gain (loss)	0.00	(B)	—		—		—		—		—
Total investment operations	0.00	(B)	0.01		0.01		0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.01)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.15	%(D)	0.65%		1.42%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,539		$5,378		$5,400		$4,017		$7,850		$11,954
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.31	%(E)	0.33%		0.30%		0.32%		0.43%		0.48%
Including waiver and/or reimbursement and recapture	(0.18	)%(E)(F)	0.18	%(F)	0.88	%(G)	1.64	%(G)	0.79	%(G)	0.43	%(C)(G)
Net investment income (loss) to average net assets	0.30	%(E)	0.61%		1.47%		0.00	%(H)	0.01%		0.01	%(C)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.01		0.02		0.01	0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	—		—		—	—
Total investment operations	0.00	(C)	0.01		0.02		0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.01)		(0.02)		(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00	$1.00
Total return	0.15	%(D)	0.65%		2.07%		1.41%	0.34	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$98,463		$85,900		$134,883		$106,431	$122,549
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.31	%(E)	0.33%		0.30%		0.32%	0.40	%(E)
Including waiver and/or reimbursement and recapture	(0.20	)%(E)(F)	0.19	%(F)	0.30	%(G)	0.30%	0.30	%(E)(H)
Net investment income (loss) to average net assets	0.32	%(E)	0.68%		2.02%		1.41%	0.86	%(E)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class R2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00		$1.00	$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)	0.02	0.01	0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	—		—	—	—
Total investment operations	0.00	(C)	0.00	(C)	0.02	0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	(0.02)	(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.00	%(D)	0.35%		1.56%	0.91%	0.02	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$138,632		$1,017,445		$910,347	$728,262	$634,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.86%		0.85%	0.88%	0.91	%(E)
Including waiver and/or reimbursement and recapture	0.12	%(E)(F)	0.49	%(F)	0.80%	0.80%	0.80	%(E)
Net investment income (loss) to average net assets	0.01	%(E)	0.34%		1.54%	0.92%	0.30	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00		$1.00	$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.01		0.02	0.01	0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	—		—	—	—
Total investment operations	0.00	(C)	0.01		0.02	0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.01)		(0.02)	(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.18	%(D)	0.60%		1.86%	1.21%	0.03	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$74,758		$91,021		$117,731	$174,150	$190,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.58%		0.55%	0.57%	0.65	%(E)
Including waiver and/or reimbursement and recapture	(0.23	)%(E)(F)	0.24	%(F)	0.50%	0.50%	0.50	%(E)
Net investment income (loss) to average net assets	0.35	%(E)	0.59%		1.85%	1.19%	0.61	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.97		$10.00	$9.79		$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.29	0.25		0.21	0.09
Net realized and unrealized gain (loss)	0.01		(0.01)	0.27		(0.15)	(0.04)
Total investment operations	0.10		0.28	0.52		0.06	0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.31)	(0.31)		(0.24)	(0.08)

Net asset value, end of period/year	$9.96		$9.97	$10.00		$9.79	$9.97
Total return	0.99	%(C)	2.91%	5.38%		0.57%	0.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$125,937		$124,051	$185,244		$231,291	$242,577
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.48	%(D)	0.46%	0.45%		0.44%	0.48	%(D)
Including waiver and/or reimbursement and recapture	0.48	%(D)	0.46%	0.45	%(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	1.85	%(D)	2.95%	2.55%		2.16%	1.63	%(D)
Portfolio turnover rate	44	%(C)	93%	69%		120%	31	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.99		$10.02		$9.82		$9.99	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.23		0.20		0.16	0.06
Net realized and unrealized gain (loss)	0.01		(0.00	)(C)	0.26		(0.15)	(0.03)
Total investment operations	0.08		0.23		0.46		0.01	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.26)		(0.26)		(0.18)	(0.04)

Net asset value, end of period/year	$9.99		$9.99		$10.02		$9.82	$9.99
Total return	0.84	%(D)	2.41%		4.85%		0.14%	0.32	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,878		$13,762		$12,401		$13,520	$19,443
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(E)	0.95%		0.94%		0.93%	0.97	%(E)
Including waiver and/or reimbursement and recapture	0.98	%(E)	0.95%		0.94	%(F)	0.90%	0.97	%(E)
Net investment income (loss) to average net assets	1.36	%(E)	2.36%		2.00%		1.60%	1.03	%(E)
Portfolio turnover rate	44	%(D)	93%		69%		120%	31	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$9.97		$10.00	$9.79	$9.97	$9.98		$10.03		$10.17

Investment operations:
Net investment income (loss) (D)	0.08		0.27	0.22	0.19	0.11		0.14		0.10
Net realized and unrealized gain (loss)	0.01		(0.01)	0.28	(0.16)	0.01	(E)	(0.01)		(0.06)
Total investment operations	0.09		0.26	0.50	0.03	0.12		0.13		0.04

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.29)	(0.29)	(0.21)	(0.13)		(0.18)		(0.18)

Net asset value, end of period/year	$9.96		$9.97	$10.00	$9.79	$9.97		$9.98		$10.03
Total return	0.90	%(F)	2.72%	5.15%	0.31%	1.13	%(F)	1.31%		0.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,515		$32,366	$41,701	$37,838	$40,216		$56,312		$57,227
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(G)	0.71%	0.70%	0.69%	0.75	%(G)	0.78%		0.76%
Including waiver and/or reimbursement and recapture	0.65	%(G)	0.65%	0.65%	0.65%	0.66	%(G)(H)	0.64	%(I)	0.65%
Net investment income (loss) to average net assets	1.69	%(G)	2.69%	2.24%	1.89%	1.33	%(G)	1.34%		1.01%
Portfolio turnover rate	44	%(F)	93%	69%	120%	31	%(F)	92%		70%

(A)	Transamerica Partners Institutional High Quality Bond reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 1.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$8.56		$9.01	$8.86	$9.34	$9.06	$8.97

Investment operations:
Net investment income (loss) (A)	0.18		0.40	0.48	0.50	0.48	0.49	(B)
Net realized and unrealized gain (loss)	0.58		(0.42)	0.16	(0.49)	0.30	0.10
Total investment operations	0.76		(0.02)	0.64	0.01	0.78	0.59

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.43)	(0.49)	(0.49)	(0.50)	(0.50)

Net asset value, end of period/year	$9.13		$8.56	$9.01	$8.86	$9.34	$9.06
Total return (C)	9.03	%(D)	(0.10)%	7.79%	(0.20)%	8.63%	6.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$86,114		$78,109	$94,450	$87,028	$104,904	$114,761
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(E)	1.03%	1.09%	1.08%	1.04%	1.02%
Including waiver and/or reimbursement and recapture	1.00	%(E)	1.03%	1.05%	1.00%	1.04%	1.01	%(B)
Net investment income (loss) to average net assets	4.11	%(E)	4.68%	5.36%	5.45%	5.24%	5.64	%(B)
Portfolio turnover rate	21	%(D)	37%	38%	35%	39%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$8.52		$8.97	$8.81	$9.30	$9.02	$8.92

Investment operations:
Net investment income (loss) (A)	0.15		0.34	0.42	0.43	0.42	0.43	(B)
Net realized and unrealized gain (loss)	0.57		(0.42)	0.16	(0.50)	0.29	0.10
Total investment operations	0.72		(0.08)	0.58	(0.07)	0.71	0.53

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.37)	(0.42)	(0.42)	(0.43)	(0.43)

Net asset value, end of period/year	$9.09		$8.52	$8.97	$8.81	$9.30	$9.02
Total return (C)	8.54	%(D)	(0.82)%	6.88%	(0.88)%	7.91%	6.34%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,793		$19,387	$26,922	$31,361	$46,129	$51,787
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.72	%(E)	1.73%	1.76%	1.75%	1.73%	1.74%
Including waiver and/or reimbursement and recapture	1.72	%(E)	1.74%	1.75%	1.72%	1.73%	1.73	%(B)
Net investment income (loss) to average net assets	3.39	%(E)	4.00%	4.68%	4.74%	4.56%	4.93	%(B)
Portfolio turnover rate	21	%(D)	37%	38%	35%	39%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$8.63		$9.06		$8.91		$9.40	$9.13	$9.03

Investment operations:
Net investment income (loss) (A)	0.20		0.43		0.51		0.52	0.52	0.52	(B)
Net realized and unrealized gain (loss)	0.59		(0.39)		0.16		(0.49)	0.28	0.10
Total investment operations	0.79		0.04		0.67		0.03	0.80	0.62

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.47)		(0.52)		(0.52)	(0.53)	(0.52)

Net asset value, end of period/year	$9.21		$8.63		$9.06		$8.91	$9.40	$9.13
Total return	9.18	%(C)	0.57%		7.93%		0.17%	8.83%	7.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$804,870		$520,044		$67,078		$80,141	$164,626	$155,777
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(D)	0.70%		0.74%		0.74%	0.73%	0.73%
Including waiver and/or reimbursement and recapture	0.59	%(D)(E)	0.62	%(E)	0.74	%(F)	0.71%	0.73%	0.72	%(B)
Net investment income (loss) to average net assets	4.46	%(D)	4.96%		5.66%		5.67%	5.54%	5.86	%(B)
Portfolio turnover rate	21	%(C)	37%		38%		35%	39%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 21, 2023. These amounts are not subject to recapture by TAM.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$8.64		$9.10	$8.94		$9.43	$9.15	$9.05

Investment operations:
Net investment income (loss) (A)	0.20		0.44	0.52		0.54	0.53	0.53	(B)
Net realized and unrealized gain (loss)	0.60		(0.43)	0.17		(0.50)	0.29	0.10
Total investment operations	0.80		0.01	0.69		0.04	0.82	0.63

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.47)	(0.53)		(0.53)	(0.54)	(0.53)

Net asset value, end of period/year	$9.23		$8.64	$9.10		$8.94	$9.43	$9.15
Total return	9.18	%(C)	0.28%	8.17%		0.30%	9.05%	7.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,046,446		$1,054,363	$477,381		$472,589	$858,441	$958,137
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.60%	0.63%		0.63%	0.63%	0.63%
Including waiver and/or reimbursement and recapture	0.58	%(D)	0.60%	0.63	%(E)	0.61%	0.63%	0.62	%(B)
Net investment income (loss) to average net assets	4.53	%(D)	5.14%	5.80%		5.83%	5.65%	6.01	%(B)
Portfolio turnover rate	21	%(C)	37%	38%		35%	39%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$8.64		$9.10	$8.93		$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.20		0.44	0.52		0.54	0.32
Net realized and unrealized gain (loss)	0.59		(0.43)	0.18		(0.50)	0.18
Total investment operations	0.79		0.01	0.70		0.04	0.50

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.47)	(0.53)		(0.54)	(0.32)

Net asset value, end of period/year	$9.22		$8.64	$9.10		$8.93	$9.43
Total return	9.18	%(C)	0.28%	8.02%		0.33%	5.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$244,131		$218,199	$279,020		$298,604	$380,900
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.60%	0.63%		0.63%	0.63	%(D)
Including waiver and/or reimbursement and recapture	0.60	%(D)	0.60%	0.63	%(E)	0.60%	0.60	%(D)
Net investment income (loss) to average net assets	4.52	%(D)	5.11%	5.79%		5.85%	5.69	%(D)
Portfolio turnover rate	21	%(C)	37%	38%		35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$8.64		$9.10	$8.93	$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.18		0.40	0.48	0.49	0.29
Net realized and unrealized gain (loss)	0.59		(0.43)	0.17	(0.50)	0.19
Total investment operations	0.77		(0.03)	0.65	(0.01)	0.48

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.43)	(0.48)	(0.49)	(0.30)

Net asset value, end of period/year	$9.22		$8.64	$9.10	$8.93	$9.43
Total return	8.90	%(C)	(0.23)%	7.51%	(0.17)%	5.19	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,638		$32,169	$35,439	$42,802	$55,724
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15	%(D)	1.25%	1.26%	1.23%	1.14	%(D)
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.10%	1.10%	1.10%	1.10	%(D)
Net investment income (loss) to average net assets	4.01	%(D)	4.63%	5.33%	5.35%	5.12	%(D)
Portfolio turnover rate	21	%(C)	37%	38%	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$8.64		$9.10	$8.93	$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.19		0.42	0.50	0.52	0.31
Net realized and unrealized gain (loss)	0.57		(0.43)	0.18	(0.51)	0.18
Total investment operations	0.76		(0.01)	0.68	0.01	0.49

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.45)	(0.51)	(0.51)	(0.31)

Net asset value, end of period/year	$9.21		$8.64	$9.10	$8.93	$9.43
Total return	8.86	%(C)	0.03%	7.78%	0.08%	5.35	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$67,276		$621,798	$396,605	$361,072	$369,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.85%	0.88%	0.88%	0.88	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85%	0.85%	0.85%	0.85	%(D)
Net investment income (loss) to average net assets	4.20	%(D)	4.86%	5.56%	5.61%	5.43	%(D)
Portfolio turnover rate	21	%(C)	37%	38%	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$8.64		$9.10	$8.94		$9.43	$9.15	$9.05

Investment operations:
Net investment income (loss) (A)	0.20		0.44	0.52		0.54	0.54	0.52	(B)
Net realized and unrealized gain (loss)	0.59		(0.43)	0.17		(0.50)	0.28	0.11
Total investment operations	0.79		0.01	0.69		0.04	0.82	0.63

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.47)	(0.53)		(0.53)	(0.54)	(0.53)

Net asset value, end of period/year	$9.22		$8.64	$9.10		$8.94	$9.43	$9.15
Total return	9.18	%(C)	0.28%	8.05%		0.29%	9.06%	7.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,859		$44,075	$44,675		$29,499	$34,335	$4,086
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.60%	0.63%		0.63%	0.63%	0.63%
Including waiver and/or reimbursement and recapture	0.58	%(D)	0.60%	0.63	%(E)	0.61%	0.63%	0.61	%(B)
Net investment income (loss) to average net assets	4.53	%(D)	5.14%	5.77%		5.85%	5.73%	5.81	%(B)
Portfolio turnover rate	21	%(C)	37%	38%		35%	39%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica High Yield ESG
	Class I
	April 30, 2021 (unaudited)		October 31, 2020 (A)
Net asset value, beginning of period	$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.17		0.08
Net realized and unrealized gain (loss)	0.25		(0.09)
Total investment operations	0.42		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.09)

Net asset value, end of period	$10.13		$9.90
Total return	4.24	%(C)	(0.08	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$1,082		$999
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.80	%(D)	2.02	%(D)
Including waiver and/or reimbursement and recapture	0.77	%(D)(E)	0.77	%(D)(E)
Net investment income (loss) to average net assets	3.30	%(D)	3.09	%(D)
Portfolio turnover rate	13	%(C)	3	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the periods indicated:	Transamerica High Yield ESG
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020 (A)
Net asset value, beginning of period	$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.17		0.08
Net realized and unrealized gain (loss)	0.25		(0.09)
Total investment operations	0.42		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.09)

Net asset value, end of period	$10.13		$9.90
Total return	4.25	%(C)	(0.08	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$19,799		$18,990
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.71	%(D)	1.92	%(D)
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75	%(D)
Net investment income (loss) to average net assets	3.33	%(D)	3.11	%(D)
Portfolio turnover rate	13	%(C)	3	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.59		$11.98	$11.34	$11.60	$11.88	$11.47

Investment operations:
Net investment income (loss) (A)	0.23		0.38	0.42	0.40	0.34	0.31	(B)
Net realized and unrealized gain (loss)	0.63		(0.32)	0.64	(0.26)	(0.11)	0.47
Total investment operations	0.86		0.06	1.06	0.14	0.23	0.78

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.41)	(0.42)	(0.40)	(0.35)	(0.30)
Net realized gains	—		—	—	—	(0.16)	(0.07)
Return of capital	—		(0.04)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.20)		(0.45)	(0.42)	(0.40)	(0.51)	(0.37)

Net asset value, end of period/year	$12.25		$11.59	$11.98	$11.34	$11.60	$11.88
Total return (C)	7.42	%(D)	0.60%	9.54%	1.19%	2.26%	6.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,482		$18,111	$22,116	$30,521	$34,191	$58,848
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.98	%(F)	1.07%	1.04%	1.00%	1.04%	0.98%
Including waiver and/or reimbursement and recapture	0.91	%(F)	0.91%	0.91%	0.91%	0.91%	0.91	%(B)
Net investment income (loss) to average net assets	3.86	%(F)	3.22%	3.63%	3.45%	3.02%	2.59	%(B)
Portfolio turnover rate	57	%(D)	37%	54%	119%	115%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.60		$11.99	$11.35	$11.61	$11.88	$11.48

Investment operations:
Net investment income (loss) (A)	0.19		0.31	0.36	0.33	0.28	0.24	(B)
Net realized and unrealized gain (loss)	0.63		(0.32)	0.64	(0.26)	(0.11)	0.46
Total investment operations	0.82		(0.01)	1.00	0.07	0.17	0.70

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.35)	(0.36)	(0.33)	(0.28)	(0.23)
Net realized gains	—		—	—	—	(0.16)	(0.07)
Return of capital	—		(0.03)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.16)		(0.38)	(0.36)	(0.33)	(0.44)	(0.30)

Net asset value, end of period/year	$12.26		$11.60	$11.99	$11.35	$11.61	$11.88
Total return (C)	7.10	%(D)	—%	8.89%	0.59%	1.64%	6.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,727		$11,731	$11,561	$11,389	$12,109	$13,670
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.74	%(F)	1.82%	1.81%	1.76%	1.80%	1.73%
Including waiver and/or reimbursement and recapture	1.51	%(F)	1.51%	1.51%	1.51%	1.51%	1.51	%(B)
Net investment income (loss) to average net assets	3.27	%(F)	2.63%	3.05%	2.84%	2.42%	2.02	%(B)
Portfolio turnover rate	57	%(D)	37%	54%	119%	115%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.59		$12.00	$11.36	$11.62	$11.89	$11.48

Investment operations:
Net investment income (loss) (A)	0.24		0.39	0.44	0.42	0.36	0.33	(B)
Net realized and unrealized gain (loss)	0.62		(0.33)	0.64	(0.26)	(0.10)	0.46
Total investment operations	0.86		0.06	1.08	0.16	0.26	0.79

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.43)	(0.44)	(0.42)	(0.37)	(0.31)
Net realized gains	—		—	—	—	(0.16)	(0.07)
Return of capital	—		(0.04)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.20)		(0.47)	(0.44)	(0.42)	(0.53)	(0.38)

Net asset value, end of period/year	$12.25		$11.59	$12.00	$11.36	$11.62	$11.89
Total return	7.50	%(C)	0.58%	9.70%	1.35%	2.41%	6.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,542		$62,566	$75,539	$61,523	$57,151	$55,795
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.86%	0.84%	0.79%	0.83%	0.77%
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.76%	0.76%	0.76%	0.76%	0.76	%(B)
Net investment income (loss) to average net assets	4.00	%(E)	3.37%	3.79%	3.59%	3.17%	2.76	%(B)
Portfolio turnover rate	57	%(C)	37%	54%	119%	115%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.60		$12.00	$11.36	$11.62	$11.89	$12.10

Investment operations:
Net investment income (loss) (B)	0.24		0.39	0.45	0.42	0.37	0.03
Net realized and unrealized gain (loss)	0.63		(0.31)	0.64	(0.26)	(0.11)	(0.21	)(C)
Total investment operations	0.87		0.08	1.09	0.16	0.26	(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.44)	(0.45)	(0.42)	(0.37)	(0.03)
Net realized gains	—		—	—	—	(0.16)	—
Return of capital	—		(0.04)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.21)		(0.48)	(0.45)	(0.42)	(0.53)	(0.03)

Net asset value, end of period/year	$12.26		$11.60	$12.00	$11.36	$11.62	$11.89
Total return	7.52	%(D)	0.77%	9.73%	1.42%	2.44%	(1.47	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$11	$11	$10	$10	$10
Expenses to average net assets (E)	0.68	%(F)	0.75%	0.73%	0.68%	0.72%	0.66	%(F)
Net investment income (loss) to average net assets	4.09	%(F)	3.39%	3.83%	3.67%	3.21%	3.22	%(F)
Portfolio turnover rate	57	%(D)	37%	54%	119%	115%	61%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class A
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.78		$10.26		$9.58		$9.97		$9.99	$9.57

Investment operations:
Net investment income (loss) (A)	0.08		0.10		0.16		0.20		0.14	0.08	(B)
Net realized and unrealized gain (loss)	0.18		0.51		0.67		(0.38)		(0.03)	0.34
Total investment operations	0.26		0.61		0.83		(0.18)		0.11	0.42

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.09)		(0.15)		(0.21)		(0.13)	—

Net asset value, end of period/year	$10.98		$10.78		$10.26		$9.58		$9.97	$9.99
Total return (C)	2.44	%(D)	5.99%		8.73%		(1.81)%		1.11%	4.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,024		$866		$778		$719		$634	$645
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(E)(F)	1.10	%(F)	1.07	%(F)	0.95	%(F)	1.55%	1.00%
Including waiver and/or reimbursement and recapture	1.00	%(E)(F)	1.00	%(F)	1.00	%(F)	1.00	%(F)	1.00%	0.99	%(B)
Net investment income (loss) to average net assets	1.50	%(E)	0.97%		1.59%		2.02%		1.39%	0.81	%(B)
Portfolio turnover rate	36	%(D)	28%		23%		36%		41%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class C
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.52		$10.04		$9.41		$9.81		$9.84	$9.50

Investment operations:
Net investment income (loss) (A)	0.05		0.05		0.08		0.13		0.07	0.01	(B)
Net realized and unrealized gain (loss)	0.16		0.47		0.66		(0.38)		(0.03)	0.33
Total investment operations	0.21		0.52		0.74		(0.25)		0.04	0.34

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.04)		(0.11)		(0.15)		(0.07)	—

Net asset value, end of period/year	$10.69		$10.52		$10.04		$9.41		$9.81	$9.84
Total return (C)	2.02	%(D)	5.23%		7.90%		(2.59)%		0.46%	3.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$969		$562		$529		$456		$709	$517
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.75	%(E)(F)	1.80	%(F)	1.80	%(F)	1.81	%(F)	1.80%	1.77%
Including waiver and/or reimbursement and recapture	1.72	%(E)(F)	1.75	%(F)	1.75	%(F)	1.75	%(F)	1.75%	1.74	%(B)
Net investment income (loss) to average net assets	1.01	%(E)	0.44%		0.80%		1.35%		0.70%	0.12	%(B)
Portfolio turnover rate	36	%(D)	28%		23%		36%		41%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.86		$10.32		$9.63		$10.03		$10.03	$9.59

Investment operations:
Net investment income (loss) (A)	0.10		0.16		0.18		0.18		0.17	0.10	(B)
Net realized and unrealized gain (loss)	0.17		0.49		0.68		(0.34)		(0.03)	0.34
Total investment operations	0.27		0.65		0.86		(0.16)		0.14	0.44

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.11)		(0.17)		(0.24)		(0.14)	—

Net asset value, end of period/year	$11.06		$10.86		$10.32		$9.63		$10.03	$10.03
Total return	2.54	%(C)	6.33%		8.97%		(1.67)%		1.47%	4.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,274		$5,897		$4,658		$2,156		$270	$1,336
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(D)(E)	0.82	%(E)	0.82	%(E)	0.82	%(E)	0.81%	0.79%
Including waiver and/or reimbursement and recapture	0.65	%(D)(E)	0.73	%(E)	0.75	%(E)	0.75	%(E)	0.75%	0.74	%(B)
Net investment income (loss) to average net assets	1.84	%(D)	1.48%		1.80%		1.81%		1.76%	0.98	%(B)
Portfolio turnover rate	36	%(C)	28%		23%		36%		41%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.88		$10.35		$9.65		$10.05		$10.05	$9.60

Investment operations:
Net investment income (loss) (A)	0.10		0.15		0.19		0.24		0.17	0.10	(B)
Net realized and unrealized gain (loss)	0.18		0.49		0.68		(0.40)		(0.02)	0.35
Total investment operations	0.28		0.64		0.87		(0.16)		0.15	0.45

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.11)		(0.17)		(0.24)		(0.15)	—

Net asset value, end of period/year	$11.09		$10.88		$10.35		$9.65		$10.05	$10.05
Total return	2.62	%(C)	6.23%		9.09%		(1.63)%		1.53%	4.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$96,191		$86,849		$121,491		$148,450		$171,965	$178,853
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(D)(E)	0.72	%(E)	0.71	%(E)	0.70	%(E)	0.70%	0.68%
Including waiver and/or reimbursement and recapture	0.65	%(D)(E)	0.72	%(E)	0.71	%(E)	0.70	%(E)	0.70%	0.67	%(B)
Net investment income (loss) to average net assets	1.79	%(D)	1.46%		1.86%		2.38%		1.67%	0.99	%(B)
Portfolio turnover rate	36	%(C)	28%		23%		36%		41%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$10.89		$10.35		$9.66		$10.05		$10.05	$9.92

Investment operations:
Net investment income (loss) (B)	0.10		0.16		0.19		0.24		0.17	0.03	(C)
Net realized and unrealized gain (loss)	0.17		0.49		0.67		(0.39)		(0.02)	0.10
Total investment operations	0.27		0.65		0.86		(0.15)		0.15	0.13

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.11)		(0.17)		(0.24)		(0.15)	—

Net asset value, end of period/year	$11.09		$10.89		$10.35		$9.66		$10.05	$10.05
Total return	2.53	%(D)	6.33%		8.97%		(1.53)%		1.53%	1.31	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60		$59		$55		$51		$51	$51
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(E)(F)	0.72	%(F)	0.71	%(F)	0.70	%(F)	0.70%	0.66	%(E)
Including waiver and/or reimbursement and recapture	0.65	%(E)(F)	0.72	%(F)	0.71	%(F)	0.70	%(F)	0.70%	0.64	%(C)(E)
Net investment income (loss) to average net assets	1.79	%(E)	1.47%		1.87%		2.37%		1.69%	1.15	%(C)(E)
Portfolio turnover rate	36	%(D)	28%		23%		36%		41%	39%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.84		$10.21	$9.63	$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.12	0.17	0.26	0.08
Net realized and unrealized gain (loss)	0.12		0.65	0.65	(0.34)	(0.06)
Total investment operations	0.21		0.77	0.82	(0.08)	0.02

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)	(0.24)	(0.26)	(0.05)

Net asset value, end of period/year	$10.97		$10.84	$10.21	$9.63	$9.97
Total return	1.94	%(C)	7.59%	8.58%	(0.88)%	0.16	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$98,523		$99,722	$104,687	$111,874	$144,334
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.53	%(E)	0.51%	0.49%	0.56%	0.52	%(E)
Including waiver and/or reimbursement and recapture	0.52	%(E)	0.52%	0.47%	0.40%	0.40	%(E)
Net investment income (loss) to average net assets	1.72	%(E)	1.14%	1.73%	2.59%	1.45	%(E)
Portfolio turnover rate	13	%(C)	16%	14%	134%	51	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.85		$10.23	$9.65	$9.98	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.07	0.11	0.21	0.05
Net realized and unrealized gain (loss)	0.11		0.65	0.67	(0.34)	(0.07)
Total investment operations	0.18		0.72	0.78	(0.13)	(0.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.10)	(0.20)	(0.20)	(0.00	)(C)

Net asset value, end of period/year	$10.98		$10.85	$10.23	$9.65	$9.98
Total return	1.70	%(D)	7.08%	8.24%	(1.29)%	(0.20	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,485		$10,488	$9,125	$10,508	$12,683
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.02	%(F)	1.00%	0.98%	1.05%	1.01	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)	0.99%	1.00%	0.92%	1.00	%(F)
Net investment income (loss) to average net assets	1.27	%(F)	0.69%	1.13%	2.07%	0.85	%(F)
Portfolio turnover rate	13	%(D)	16%	14%	134%	51	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$10.86		$10.23		$9.63		$9.97		$9.93		$9.69		$9.93

Investment operations:
Net investment income (loss) (D)	0.07		0.11		0.10		0.23		0.12		0.11		(0.01)
Net realized and unrealized gain (loss)	0.13		0.64		0.72		(0.34)		0.01	(E)	0.26		(0.21)
Total investment operations	0.20		0.75		0.82		(0.11)		0.13		0.37		(0.22)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.12)		(0.22)		(0.23)		(0.09)		(0.13)		—
Return of capital	—		—		—		—		—		—		(0.02)
Total dividends and/or distributions to shareholders	(0.07)		(0.12)		(0.22)		(0.23)		(0.09)		(0.13)		(0.02)

Net asset value, end of period/year	$10.99		$10.86		$10.23		$9.63		$9.97		$9.93		$9.69
Total return	1.83	%(F)	7.39%		8.58%		(1.15)%		1.37	%(F)	3.76%		(2.18)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,090		$2,012		$2,340		$15,421		$23,203		$63,638		$76,421
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(G)(H)	0.76	%(H)	0.74	%(H)	0.81	%(H)	0.81	%(G)(H)	0.82%		0.80%
Including waiver and/or reimbursement and recapture	0.64	%(G)(H)	0.64	%(H)	0.65	%(H)	0.65	%(H)(I)	0.66	%(G)(H)(I)	0.64	%(J)	0.65%
Net investment income (loss) to average net assets	1.29	%(G)	1.04%		1.07%		2.33%		1.41	%(G)	1.13%		(0.13)%
Portfolio turnover rate	13	%(F)	16%		14%		134%		51	%(F)	52%		54%

(A)	Transamerica Partners Institutional Inflation-Protected Securities reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 0.97-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(J)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.85		$10.50	$9.70		$10.20	$10.08

Investment operations:
Net investment income (loss) (B)	0.10		0.23	0.28		0.27	0.14
Net realized and unrealized gain (loss)	(0.20)		0.37	0.81		(0.49)	0.14
Total investment operations	(0.10)		0.60	1.09		(0.22)	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.25)	(0.29)		(0.28)	(0.16)
Net realized gains	(0.36)		—	—		—	—
Total dividends and/or distributions to shareholders	(0.46)		(0.25)	(0.29)		(0.28)	(0.16)

Net asset value, end of period/year	$10.29		$10.85	$10.50		$9.70	$10.20
Total return	(0.98	)%(C)	5.74%	11.39%		(2.22)%	2.92	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,192,540		$1,275,122	$1,826,481		$1,971,571	$2,058,090
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.42%	0.42%		0.41%	0.43	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.42%	0.42	%(E)	0.41%	0.43	%(D)
Net investment income (loss) to average net assets	1.82	%(D)	2.16%	2.77%		2.68%	2.29	%(D)
Portfolio turnover rate	26	%(C)	46%	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.87		$10.51	$9.72		$10.22	$10.08

Investment operations:
Net investment income (loss) (B)	0.10		0.23	0.28		0.27	0.14
Net realized and unrealized gain (loss)	(0.20)		0.38	0.80		(0.49)	0.15
Total investment operations	(0.10)		0.61	1.08		(0.22)	0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.25)	(0.29)		(0.28)	(0.15)
Net realized gains	(0.36)		—	—		—	—
Total dividends and/or distributions to shareholders	(0.46)		(0.25)	(0.29)		(0.28)	(0.15)

Net asset value, end of period/year	$10.31		$10.87	$10.51		$9.72	$10.22
Total return	(0.98	)%(C)	5.83%	11.26%		(2.21)%	2.87	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$409,908		$385,809	$485,794		$697,789	$628,055
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.42%	0.42%		0.41%	0.42	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.42%	0.42	%(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	1.83	%(D)	2.14%	2.78%		2.70%	2.33	%(D)
Portfolio turnover rate	26	%(C)	46%	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.88		$10.52	$9.73		$10.22	$10.08

Investment operations:
Net investment income (loss) (B)	0.07		0.18	0.23		0.22	0.11
Net realized and unrealized gain (loss)	(0.20)		0.37	0.80		(0.48)	0.14
Total investment operations	(0.13)		0.55	1.03		(0.26)	0.25

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.19)	(0.24)		(0.23)	(0.11)
Net realized gains	(0.36)		—	—		—	—
Total dividends and/or distributions to shareholders	(0.43)		(0.19)	(0.24)		(0.23)	(0.11)

Net asset value, end of period/year	$10.32		$10.88	$10.52		$9.73	$10.22
Total return	(1.23	)%(C)	5.29%	10.68%		(2.61)%	2.50	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$36,734		$42,002	$51,335		$94,748	$112,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(D)	0.92%	0.91%		0.91%	0.91	%(D)
Including waiver and/or reimbursement and recapture	0.92	%(D)	0.92%	0.91	%(E)	0.90%	0.91	%(D)
Net investment income (loss) to average net assets	1.33	%(D)	1.64%	2.29%		2.18%	1.75	%(D)
Portfolio turnover rate	26	%(C)	46%	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$10.87		$10.52	$9.72	$10.22	$10.03		$10.04		$10.32

Investment operations:
Net investment income (loss) (D)	0.08		0.20	0.26	0.24	0.17		0.22		0.21
Net realized and unrealized gain (loss)	(0.18)		0.37	0.81	(0.49)	0.21		0.10		(0.18)
Total investment operations	(0.10)		0.57	1.07	(0.25)	0.38		0.32		0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.22)	(0.27)	(0.25)	(0.19)		(0.24)		(0.23)
Net realized gains	(0.36)		—	—	—	—		(0.09)		(0.08)
Total dividends and/or distributions to shareholders	(0.45)		(0.22)	(0.27)	(0.25)	(0.19)		(0.33)		(0.31)

Net asset value, end of period/year	$10.32		$10.87	$10.52	$9.72	$10.22		$10.03		$10.04
Total return	(1.00	)%(E)	5.49%	11.10%	(2.46)%	3.75	%(E)	3.21%		0.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$146,966		$162,185	$178,769	$181,447	$291,565		$317,150		$373,605
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(F)	0.67%	0.67%	0.66%	0.68	%(F)	0.71%		0.71%
Including waiver and/or reimbursement and recapture	0.65	%(F)	0.65%	0.65%	0.65%	0.65	%(F)	0.63	%(G)	0.65%
Net investment income (loss) to average net assets	1.59	%(F)	1.90%	2.54%	2.41%	1.99	%(F)	2.08%		1.99%
Portfolio turnover rate	26	%(E)	46%	49%	49%	22	%(E)	50%		46%

(A)	Transamerica Partners Institutional Core Bond reorganized into the Fund on March 24, 2017. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 24, 2017, the Fund underwent a 1.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.84		$11.80	$11.06	$11.40	$11.57	$11.31

Investment operations:
Net investment income (loss) (A)	0.18		0.19	0.28	0.26	0.23	0.21	(B)
Net realized and unrealized gain (loss)	0.15		0.13	0.75	(0.34)	(0.10)	0.30
Total investment operations	0.33		0.32	1.03	(0.08)	0.13	0.51

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.29)	(0.26)	(0.23)	(0.20)
Net realized gains	—		—	—	—	(0.07)	(0.05)
Return of capital	—		(0.04)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.28)	(0.29)	(0.26)	(0.30)	(0.25)

Net asset value, end of period/year	$12.05		$11.84	$11.80	$11.06	$11.40	$11.57
Total return (C)	2.77	%(D)	2.73%	9.35%	(0.73)%	1.20%	4.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$266,441		$245,980	$218,941	$269,452	$312,347	$426,748
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.73	%(F)	0.75%	0.78%	0.77%	0.78%	0.78%
Including waiver and/or reimbursement and recapture	0.63	%(F)	0.65%	0.68%	0.67%	0.68%	0.68	%(B)
Net investment income (loss) to average net assets	3.01	%(F)	1.65%	2.47%	2.29%	2.00%	1.79	%(B)
Portfolio turnover rate	15	%(D)	20%	14%	34%	55%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.82		$11.78	$11.03	$11.38	$11.54	$11.28

Investment operations:
Net investment income (loss) (A)	0.14		0.12	0.21	0.19	0.16	0.14	(B)
Net realized and unrealized gain (loss)	0.15		0.13	0.75	(0.35)	(0.09)	0.31
Total investment operations	0.29		0.25	0.96	(0.16)	0.07	0.45

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.18)	(0.21)	(0.19)	(0.16)	(0.14)
Net realized gains	—		—	—	—	(0.07)	(0.05)
Return of capital	—		(0.03)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.08)		(0.21)	(0.21)	(0.19)	(0.23)	(0.19)

Net asset value, end of period/year	$12.03		$11.82	$11.78	$11.03	$11.38	$11.54
Total return (C)	2.46	%(D)	2.10%	8.80%	(1.43)%	0.67%	4.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$141,335		$138,959	$143,332	$148,672	$180,744	$199,784
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.50	%(F)	1.52%	1.55%	1.53%	1.54%	1.53%
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.27%	1.30%	1.28%	1.29%	1.29	%(B)
Net investment income (loss) to average net assets	2.39	%(F)	1.03%	1.86%	1.67%	1.39%	1.18	%(B)
Portfolio turnover rate	15	%(D)	20%	14%	34%	55%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.88		$11.85	$11.11	$11.46	$11.62	$11.36

Investment operations:
Net investment income (loss) (A)	0.19		0.21	0.30	0.27	0.24	0.22	(B)
Net realized and unrealized gain (loss)	0.15		0.12	0.74	(0.35)	(0.09)	0.30
Total investment operations	0.34		0.33	1.04	(0.08)	0.15	0.52

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.26)	(0.30)	(0.27)	(0.24)	(0.21)
Net realized gains	—		—	—	—	(0.07)	(0.05)
Return of capital	—		(0.04)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.13)		(0.30)	(0.30)	(0.27)	(0.31)	(0.26)

Net asset value, end of period/year	$12.09		$11.88	$11.85	$11.11	$11.46	$11.62
Total return	2.84	%(C)	2.81%	9.45%	(0.71)%	1.39%	4.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,116,090		$1,888,406	$1,354,326	$999,826	$914,290	$833,151
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55	%(E)	0.56%	0.59%	0.58%	0.59%	0.59%
Including waiver and/or reimbursement and recapture	0.49	%(E)	0.49%	0.56%	0.58%	0.59%	0.61	%(B)
Net investment income (loss) to average net assets	3.15	%(E)	1.80%	2.59%	2.38%	2.09%	1.86	%(B)
Portfolio turnover rate	15	%(C)	20%	14%	34%	55%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Muni
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.90		$11.86	$11.11	$11.46	$11.62	$11.78

Investment operations:
Net investment income (loss) (B)	0.19		0.21	0.31	0.28	0.25	0.02
Net realized and unrealized gain (loss)	0.15		0.13	0.75	(0.35)	(0.09)	(0.16	)(C)
Total investment operations	0.34		0.34	1.06	(0.07)	0.16	(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.23)	(0.31)	(0.28)	(0.25)	(0.02)
Net realized gains	—		—	—	—	(0.07)	—
Return of capital	—		(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.13)		(0.30)	(0.31)	(0.28)	(0.32)	(0.02)

Net asset value, end of period/year	$12.11		$11.90	$11.86	$11.11	$11.46	$11.62
Total return	2.87	%(D)	2.94%	9.64%	(0.60)%	1.49%	(1.18	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$11	$11	$10	$10	$10
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.45	%(F)	0.46%	0.48%	0.47%	0.48%	0.48	%(F)
Including waiver and/or reimbursement and recapture	0.45	%(F)	0.46%	0.48%	0.47%	0.48%	0.48	%(F)
Net investment income (loss) to average net assets	3.25	%(F)	1.80%	2.68%	2.49%	2.20%	2.02	%(F)
Portfolio turnover rate	15	%(D)	20%	14%	34%	55%	34%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$15.73		$17.65	$17.30	$19.29	$16.49	$17.37

Investment operations:
Net investment income (loss) (A)	0.16		0.20	0.32	0.33	0.43	0.29	(B)
Net realized and unrealized gain (loss)	5.14		(1.69)	0.83	(1.79)	2.61	(0.78)
Total investment operations	5.30		(1.49)	1.15	(1.46)	3.04	(0.49)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.43)	(0.28)	(0.53)	(0.20)	(0.30)
Net realized gains	—		—	(0.52)	—	(0.04)	(0.09)
Total dividends and/or distributions to shareholders	(0.13)		(0.43)	(0.80)	(0.53)	(0.24)	(0.39)

Net asset value, end of period/year	$20.90		$15.73	$17.65	$17.30	$19.29	$16.49
Total return (C)	33.76	%(D)	(8.77)%	7.28%	(7.82)%	18.72%	(2.83)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$115,304		$147,674	$153,300	$202,462	$274,610	$313,394
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.37	%(E)	1.30%	1.28%	1.23%	1.20%	1.24%
Including waiver and/or reimbursement and recapture	1.25	%(E)	1.25%	1.25%	1.22%	1.20%	1.30	%(B)
Net investment income (loss) to average net assets	1.67	%(E)	1.22%	1.94%	1.74%	2.43%	1.78	%(B)
Portfolio turnover rate	10	%(D)	18%	13%	21%	22%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$15.46		$17.34	$16.97	$18.97	$16.22	$17.11

Investment operations:
Net investment income (loss) (A)	0.10		0.07	0.19	0.21	0.29	0.17	(B)
Net realized and unrealized gain (loss)	5.04		(1.66)	0.83	(1.78)	2.58	(0.76)
Total investment operations	5.14		(1.59)	1.02	(1.57)	2.87	(0.59)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.29)	(0.13)	(0.43)	(0.08)	(0.21)
Net realized gains	—		—	(0.52)	—	(0.04)	(0.09)
Total dividends and/or distributions to shareholders	—		(0.29)	(0.65)	(0.43)	(0.12)	(0.30)

Net asset value, end of period/year	$20.60		$15.46	$17.34	$16.97	$18.97	$16.22
Total return (C)	33.25	%(D)	(9.38)%	6.50%	(8.49)%	17.88%	(3.47)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,483		$27,884	$46,960	$64,847	$72,542	$60,630
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95	%(E)	1.96%	1.96%	1.94%	1.94%	1.96%
Including waiver and/or reimbursement and recapture	1.95	%(E)	1.96%	1.96%	1.94%	1.94%	1.96	%(B)
Net investment income (loss) to average net assets	1.06	%(E)	0.45%	1.15%	1.12%	1.64%	1.07	%(B)
Portfolio turnover rate	10	%(D)	18%	13%	21%	22%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$15.95		$17.89	$17.54	$19.55	$16.73	$17.60

Investment operations:
Net investment income (loss)(A)	0.22		0.26	0.39	0.42	0.50	0.36	(B)
Net realized and unrealized gain (loss)	5.17		(1.70)	0.83	(1.83)	2.63	(0.79)
Total investment operations	5.39		(1.44)	1.22	(1.41)	3.13	(0.43)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.50)	(0.35)	(0.60)	(0.27)	(0.35)
Net realized gains	—		—	(0.52)	—	(0.04)	(0.09)
Total dividends and/or distributions to shareholders	(0.24)		(0.50)	(0.87)	(0.60)	(0.31)	(0.44)

Net asset value, end of period/year	$21.10		$15.95	$17.89	$17.54	$19.55	$16.73
Total return	33.94	%(C)	(8.38)%	7.66%	(7.49)%	19.09%	(2.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,797,620		$1,891,398	$2,210,381	$2,495,943	$2,242,175	$1,552,632
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.86%	0.86%	0.89%	0.89%	0.90%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.86%	0.86%	0.89%	0.89%	0.90	%(B)
Net investment income (loss) to average net assets	2.24	%(D)	1.58%	2.31%	2.17%	2.77%	2.20	%(B)
Portfolio turnover rate	10	%(C)	18%	13%	21%	22%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$15.97		$17.91	$17.57	$19.58	$16.75	$17.62

Investment operations:
Net investment income (loss) (A)	0.22		0.28	0.39	0.43	0.52	0.37	(B)
Net realized and unrealized gain (loss)	5.19		(1.70)	0.84	(1.82)	2.63	(0.79)
Total investment operations	5.41		(1.42)	1.23	(1.39)	3.15	(0.42)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.52)	(0.37)	(0.62)	(0.28)	(0.36)
Net realized gains	—		—	(0.52)	—	(0.04)	(0.09)
Total dividends and/or distributions to shareholders	(0.25)		(0.52)	(0.89)	(0.62)	(0.32)	(0.45)

Net asset value, end of period/year	$21.13		$15.97	$17.91	$17.57	$19.58	$16.75
Total return	34.07	%(C)	(8.28)%	7.72%	(7.40)%	19.23%	(2.38)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,765,702		$1,387,536	$1,910,356	$2,186,243	$2,298,782	$1,704,610
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.77%	0.77%	0.79%	0.79%	0.81%
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.77%	0.77%	0.79%	0.79%	0.80	%(B)
Net investment income (loss) to average net assets	2.27	%(D)	1.69%	2.31%	2.21%	2.87%	2.27	%(B)
Portfolio turnover rate	10	%(C)	18%	13%	21%	22%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$16.08		$18.04	$17.68	$19.58	$17.24

Investment operations:
Net investment income (loss) (B)	0.22		0.29	0.41	0.43	0.45
Net realized and unrealized gain (loss)	5.23		(1.73)	0.84	(1.84)	1.89
Total investment operations	5.45		(1.44)	1.25	(1.41)	2.34

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.52)	(0.37)	(0.49)	—
Net realized gains	—		—	(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.52)	(0.89)	(0.49)	—

Net asset value, end of period/year	$21.28		$16.08	$18.04	$17.68	$19.58
Total return	34.08	%(C)	(8.34)%	7.78%	(7.41)%	13.57	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,033		$204,877	$210,438	$218,378	$270,144
Expenses to average net assets	0.76	%(D)	0.77%	0.77%	0.79%	0.79	%(D)
Net investment income (loss) to average net assets	2.27	%(D)	1.74%	2.40%	2.21%	3.70	%(D)
Portfolio turnover rate	10	%(C)	18%	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$16.08		$18.03	$17.65	$19.51	$17.24

Investment operations:
Net investment income (loss) (B)	0.18		0.20	0.32	0.34	0.48
Net realized and unrealized gain (loss)	5.22		(1.72)	0.84	(1.83)	1.79
Total investment operations	5.40		(1.52)	1.16	(1.49)	2.27

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.43)	(0.26)	(0.37)	—
Net realized gains	—		—	(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.16)		(0.43)	(0.78)	(0.37)	—

Net asset value, end of period/year	$21.32		$16.08	$18.03	$17.65	$19.51
Total return	33.72	%(C)	(8.75)%	7.23%	(7.89)%	13.22	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,715		$25,413	$31,770	$37,376	$45,713
Expenses to average net assets	1.25	%(D)	1.26%	1.26%	1.28%	1.29	%(D)
Net investment income (loss) to average net assets	1.79	%(D)	1.18%	1.89%	1.72%	4.08	%(D)
Portfolio turnover rate	10	%(C)	18%	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$16.06		$18.01	$17.65	$19.54	$17.24

Investment operations:
Net investment income (loss) (B)	0.20		0.24	0.36	0.38	0.48
Net realized and unrealized gain (loss)	5.22		(1.71)	0.83	(1.82)	1.82
Total investment operations	5.42		(1.47)	1.19	(1.44)	2.30

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.48)	(0.31)	(0.45)	—
Net realized gains	—		—	(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.21)		(0.48)	(0.83)	(0.45)	—

Net asset value, end of period/year	$21.27		$16.06	$18.01	$17.65	$19.54
Total return	33.90	%(C)	(8.50)%	7.44%	(7.59)%	13.34	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,705		$17,802	$19,425	$15,775	$21,339
Expenses to average net assets	1.01	%(D)	1.02%	1.02%	1.04%	1.04	%(D)
Net investment income (loss) to average net assets	2.00	%(D)	1.46%	2.14%	1.95%	4.04	%(D)
Portfolio turnover rate	10	%(C)	18%	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$16.13		$18.09	$17.73	$19.76	$16.90	$17.62

Investment operations:
Net investment income (loss) (A)	0.24		0.28	0.41	0.46	0.56	0.42	(B)
Net realized and unrealized gain (loss)	5.22		(1.72)	0.84	(1.87)	2.62	(0.84)
Total investment operations	5.46		(1.44)	1.25	(1.41)	3.18	(0.42)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.52)	(0.37)	(0.62)	(0.28)	(0.21)
Net realized gains	—		—	(0.52)	—	(0.04)	(0.09)
Total dividends and/or distributions to shareholders	(0.25)		(0.52)	(0.89)	(0.62)	(0.32)	(0.30)

Net asset value, end of period/year	$21.34		$16.13	$18.09	$17.73	$19.76	$16.90
Total return	34.04	%(C)	(8.31)%	7.76%	(7.43)%	19.24%	(2.37)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$388,393		$222,323	$255,860	$198,633	$180,679	$56,917
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.77%	0.77%	0.79%	0.79%	0.81%
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.77%	0.77%	0.79%	0.79%	0.80	%(B)
Net investment income (loss) to average net assets	2.44	%(D)	1.70%	2.42%	2.35%	3.06%	2.53	%(B)
Portfolio turnover rate	10	%(C)	18%	13%	21%	22%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Growth
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.77		$7.53	$7.85	$8.89

Investment operations:
Net investment income (loss) (B)	0.09		0.08	0.14	0.09
Net realized and unrealized gain (loss)	2.02		0.28	0.75	(1.13)
Total investment operations	2.11		0.36	0.89	(1.04)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.12)	(0.11)	—
Net realized gains	—		—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.07)		(0.12)	(1.21)	—

Net asset value, end of period/year	$9.81		$7.77	$7.53	$7.85
Total return (C)	27.18	%(D)	4.81%	14.77%	(11.70	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$439		$190	$106	$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.38	%(E)	1.74%	1.74%	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.21	%(E)(F)	1.20%	1.23%	1.30	%(E)
Net investment income (loss) to average net assets	1.96	%(E)	1.11%	2.06%	1.49	%(E)
Portfolio turnover rate	12	%(D)	28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica International Growth
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.79		$7.55	$7.86	$8.89

Investment operations:
Net investment income (loss) (B)	0.08		0.09	0.14	0.13
Net realized and unrealized gain (loss)	2.04		0.28	0.77	(1.16)
Total investment operations	2.12		0.37	0.91	(1.03)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.13)	(0.12)	—
Net realized gains	—		—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.07)		(0.13)	(1.22)	—

Net asset value, end of period/year	$9.84		$7.79	$7.55	$7.86
Total return	27.33	%(C)	4.96%	14.99%	(11.59	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27		$21	$19	$13
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(D)	1.31%	1.43%	1.36	%(D)
Including waiver and/or reimbursement and recapture	0.91	%(D)(E)	1.03%	1.05%	1.05	%(D)
Net investment income (loss) to average net assets	1.75	%(D)	1.24%	1.93%	2.27	%(D)
Portfolio turnover rate	12	%(C)	28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Growth
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$7.78		$7.53	$7.87	$9.02	$7.27	$7.80

Investment operations:
Net investment income (loss) (A)	0.09		0.11	0.15	0.16	0.11	0.11	(B)
Net realized and unrealized gain (loss)	2.02		0.29	0.76	(1.16)	1.72	(0.40)
Total investment operations	2.11		0.40	0.91	(1.00)	1.83	(0.29)

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.15)	(0.15)	(0.15)	(0.08)	(0.08)
Net realized gains	—		—	(1.10)	—	—	(0.16)
Total dividends and/or distributions to shareholders	(0.09)		(0.15)	(1.25)	(0.15)	(0.08)	(0.24)

Net asset value, end of period/year	$9.80		$7.78	$7.53	$7.87	$9.02	$7.27
Total return	27.24	%(C)	5.34%	15.22%	(11.29)%	25.45%	(3.75)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,791,148		$1,439,535	$1,162,120	$1,216,433	$1,368,414	$1,164,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.81%	0.81%	0.87%	0.95%	0.97%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.81%	0.81%	0.87%	0.95%	0.96	%(B)
Net investment income (loss) to average net assets	1.85	%(D)	1.45%	2.20%	1.80%	1.36%	1.52	%(B)
Portfolio turnover rate	12	%(C)	28%	25%	119%	15%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Growth
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.81		$7.57	$7.87	$8.89

Investment operations:
Net investment income (loss) (B)	0.09		0.11	0.16	0.16
Net realized and unrealized gain (loss)	2.03		0.28	0.77	(1.18)
Total investment operations	2.12		0.39	0.93	(1.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.15)	(0.13)	—
Net realized gains	—		—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.09)		(0.15)	(1.23)	—

Net asset value, end of period/year	$9.84		$7.81	$7.57	$7.87
Total return	27.27	%(C)	5.19%	15.35%	(11.47	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$11	$10	$9
Expenses to average net assets	0.79	%(D)	0.81%	0.80%	0.83	%(D)
Net investment income (loss) to average net assets	1.86	%(D)	1.46%	2.26%	2.72	%(D)
Portfolio turnover rate	12	%(C)	28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.94		$12.60	$12.44	$13.67	$11.39	$12.40

Investment operations:
Net investment income (loss) (A)	0.07		0.13	0.24	0.27	0.18	0.25	(B)
Net realized and unrealized gain (loss)	4.09		(0.51)	0.83	(1.08)	2.42	(0.55)
Total investment operations	4.16		(0.38)	1.07	(0.81)	2.60	(0.30)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.28)	(0.22)	(0.42)	(0.24)	(0.29)
Net realized gains	—		—	(0.69)	—	(0.08)	(0.42)
Total dividends and/or distributions to shareholders	(0.15)		(0.28)	(0.91)	(0.42)	(0.32)	(0.71)

Net asset value, end of period/year	$15.95		$11.94	$12.60	$12.44	$13.67	$11.39
Total return	34.97	%(C)	(3.21)%	9.84%	(6.20)%	23.51%	(2.48)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$305,402		$232,368	$105,692	$291,455	$326,445	$273,540
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(D)	1.11%	1.10%	1.12%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.11	%(D)	1.11%	1.10%	1.12%	1.12%	1.11	%(B)
Net investment income (loss) to average net assets	0.98	%(D)	1.09%	2.07%	1.92%	1.48%	2.18	%(B)
Portfolio turnover rate	6	%(C)	30%	18%	20%	25%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.96		$12.63	$12.47	$13.70	$11.42	$12.43

Investment operations:
Net investment income (loss) (A)	0.08		0.12	0.24	0.27	0.19	0.27	(B)
Net realized and unrealized gain (loss)	4.09		(0.49)	0.85	(1.07)	2.42	(0.56)
Total investment operations	4.17		(0.37)	1.09	(0.80)	2.61	(0.29)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.30)	(0.24)	(0.43)	(0.25)	(0.30)
Net realized gains	—		—	(0.69)	—	(0.08)	(0.42)
Total dividends and/or distributions to shareholders	(0.16)		(0.30)	(0.93)	(0.43)	(0.33)	(0.72)

Net asset value, end of period/year	$15.97		$11.96	$12.63	$12.47	$13.70	$11.42
Total return	35.09	%(C)	(3.15)%	9.97%	(6.11)%	23.58%	(2.38)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$385,539		$282,379	$460,442	$439,922	$525,571	$440,438
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(D)	1.01%	1.00%	1.02%	1.02%	1.02%
Including waiver and/or reimbursement and recapture	1.01	%(D)	1.01%	1.00%	1.02%	1.02%	1.01	%(B)
Net investment income (loss) to average net assets	1.07	%(D)	1.04%	2.05%	1.95%	1.56%	2.36	%(B)
Portfolio turnover rate	6	%(C)	30%	18%	20%	25%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.62		$9.60	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.14	0.18	(0.01)
Net realized and unrealized gain (loss)	2.60		(1.12)	0.24	(0.80)
Total investment operations	2.70		(0.98)	0.42	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		—	(0.01)	—

Net asset value, end of period/year	$11.21		$8.62	$9.60	$9.19
Total return (C)	31.55	%(D)	(10.21)%	4.59%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$735		$473	$498	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.13	%(F)	1.20%	3.11%	14.60	%(F)
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.25%	1.24%	1.25	%(F)
Net investment income (loss) to average net assets	1.97	%(F)	1.60%	1.95%	(0.74	)%(F)
Portfolio turnover rate	25	%(D)	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.65		$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.17	0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	2.63		(1.13)	0.24	(0.81)
Total investment operations	2.74		(0.96)	0.44	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.01)	(0.01)	—

Net asset value, end of period/year	$11.25		$8.65	$9.62	$9.19
Total return	31.83	%(D)	(9.98)%	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$578		$439	$501	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.95	%(F)	1.03%	2.95%	14.44	%(F)
Including waiver and/or reimbursement and recapture	1.00	%(F)	1.00%	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	2.14	%(F)	1.83%	2.21%	(0.49	)%(F)
Portfolio turnover rate	25	%(D)	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.65		$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.17	0.11	(0.00	)(C)
Net realized and unrealized gain (loss)	2.63		(1.13)	0.33	(0.81)
Total investment operations	2.74		(0.96)	0.44	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.01)	(0.01)	—

Net asset value, end of period/year	$11.25		$8.65	$9.62	$9.19
Total return	31.84	%(D)	(9.98)%	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$135,351		$106,120	$76,498	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.93%	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.98	%(F)	1.00%	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	2.15	%(F)	1.89%	1.24%	(0.49	)%(F)
Portfolio turnover rate	25	%(D)	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$8.65		$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.17	0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	2.63		(1.13)	0.24	(0.81)
Total investment operations	2.74		(0.96)	0.44	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.01)	(0.01)	—

Net asset value, end of period/year	$11.25		$8.65	$9.62	$9.19
Total return	31.83	%(D)	(9.98)%	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$572		$434	$482	$460
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.93%	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.98	%(F)	1.00%	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	2.15	%(F)	1.85%	2.20%	(0.50	)%(F)
Portfolio turnover rate	25	%(D)	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.10		$10.97		$12.09		$13.56	$12.36	$12.71

Investment operations:
Net investment income (loss) (A)	0.05		0.19		0.19		0.14	0.14	0.14	(B)
Net realized and unrealized gain (loss)	3.88		(1.57)		(0.02	)(C)	(0.04)	2.28	0.98
Total investment operations	3.93		(1.38)		0.17		0.10	2.42	1.12

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.18)		(0.19)		(0.12)	(0.17)	(0.15)
Net realized gains	—		(0.31)		(1.10)		(1.45)	(1.05)	(1.32)
Total dividends and/or distributions to shareholders	(0.07)		(0.49)		(1.29)		(1.57)	(1.22)	(1.47)

Net asset value, end of period/year	$12.96		$9.10		$10.97		$12.09	$13.56	$12.36
Total return (D)	43.37	%(E)	(13.06)%		2.51%		0.56%	20.29%	9.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$71,973		$50,011		$81,213		$95,523	$103,851	$71,700
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(F)	1.07%		1.08%		1.08%	1.06%	1.05%
Including waiver and/or reimbursement and recapture	1.01	%(F)(G)	1.07	%(G)	1.08%		1.08%	1.06%	1.04	%(B)
Net investment income (loss) to average net assets	0.91	%(F)	1.93%		1.69%		1.06%	1.11%	1.16	%(B)
Portfolio turnover rate	124	%(E)	184%		162%		139%	128%	127%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.05		$10.90		$12.01		$13.48	$12.31	$12.67

Investment operations:
Net investment income (loss) (A)	0.01		0.12		0.11		0.04	0.04	0.05	(B)
Net realized and unrealized gain (loss)	3.86		(1.57)		(0.02	)(C)	(0.02)	2.27	0.98
Total investment operations	3.87		(1.45)		0.09		0.02	2.31	1.03

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.09)		(0.10)		(0.04)	(0.09)	(0.07)
Net realized gains	—		(0.31)		(1.10)		(1.45)	(1.05)	(1.32)
Total dividends and/or distributions to shareholders	(0.04)		(0.40)		(1.20)		(1.49)	(1.14)	(1.39)

Net asset value, end of period/year	$12.88		$9.05		$10.90		$12.01	$13.48	$12.31
Total return (D)	42.84	%(E)	(13.77)%		1.81%		(0.16)%	19.37%	9.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,513		$14,804		$38,234		$49,839	$49,014	$22,482
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.80	%(F)	1.83%		1.82%		1.80%	1.79%	1.80%
Including waiver and/or reimbursement and recapture	1.80	%(F)(G)	1.83	%(G)	1.82%		1.80%	1.79%	1.80	%(B)
Net investment income (loss) to average net assets	0.17	%(F)	1.21%		0.96%		0.33%	0.30%	0.43	%(B)
Portfolio turnover rate	124	%(E)	184%		162%		139%	128%	127%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.17		$11.05		$12.16		$13.64	$12.43	$12.77

Investment operations:
Net investment income (loss) (A)	0.08		0.24		0.23		0.17	0.15	0.17	(B)
Net realized and unrealized gain (loss)	3.90		(1.59)		(0.02	)(C)	(0.04)	2.31	0.99
Total investment operations	3.98		(1.35)		0.21		0.13	2.46	1.16

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.22)		(0.22)		(0.16)	(0.20)	(0.18)
Net realized gains	—		(0.31)		(1.10)		(1.45)	(1.05)	(1.32)
Total dividends and/or distributions to shareholders	(0.09)		(0.53)		(1.32)		(1.61)	(1.25)	(1.50)

Net asset value, end of period/year	$13.06		$9.17		$11.05		$12.16	$13.64	$12.43
Total return	43.54	%(D)	(12.67)%		2.88%		0.78%	20.55%	10.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,712		$72,131		$251,629		$375,161	$245,508	$56,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.77%		0.79%		0.80%	0.79%	0.79%
Including waiver and/or reimbursement and recapture	0.64	%(E)(F)	0.68	%(F)	0.77	%(F)	0.80%	0.79%	0.78	%(B)
Net investment income (loss) to average net assets	1.40	%(E)	2.38%		2.02%		1.31%	1.17%	1.37	%(B)
Portfolio turnover rate	124	%(D)	184%		162%		139%	128%	127%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.16		$11.04		$12.16		$13.63	$12.42	$12.76

Investment operations:
Net investment income (loss) (A)	0.07		0.21		0.23		0.19	0.19	0.19	(B)
Net realized and unrealized gain (loss)	3.90		(1.56)		(0.02	)(C)	(0.03)	2.28	0.98
Total investment operations	3.97		(1.35)		0.21		0.16	2.47	1.17

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.22)		(0.23)		(0.18)	(0.21)	(0.19)
Net realized gains	—		(0.31)		(1.10)		(1.45)	(1.05)	(1.32)
Total dividends and/or distributions to shareholders	(0.09)		(0.53)		(1.33)		(1.63)	(1.26)	(1.51)

Net asset value, end of period/year	$13.04		$9.16		$11.04		$12.16	$13.63	$12.42
Total return	43.56	%(D)	(12.66)%		2.90%		0.96%	20.66%	10.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,231,195		$1,454,992		$1,523,734		$1,664,184	$1,899,205	$1,898,665
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.66%		0.69%		0.69%	0.69%	0.69%
Including waiver and/or reimbursement and recapture	0.62	%(E)(F)	0.66	%(F)	0.69%		0.69%	0.69%	0.68	%(B)
Net investment income (loss) to average net assets	1.27	%(E)	2.23%		2.06%		1.46%	1.44%	1.60	%(B)
Portfolio turnover rate	124	%(D)	184%		162%		139%	128%	127%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.16		$11.04		$12.16		$13.63	$12.42	$12.76

Investment operations:
Net investment income (loss) (A)	0.08		0.22		0.23		0.18	0.17	0.15	(B)
Net realized and unrealized gain (loss)	3.89		(1.57)		(0.02	)(C)	(0.02)	2.30	1.02
Total investment operations	3.97		(1.35)		0.21		0.16	2.47	1.17

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.22)		(0.23)		(0.18)	(0.21)	(0.19)
Net realized gains	—		(0.31)		(1.10)		(1.45)	(1.05)	(1.32)
Total dividends and/or distributions to shareholders	(0.09)		(0.53)		(1.33)		(1.63)	(1.26)	(1.51)

Net asset value, end of period/year	$13.04		$9.16		$11.04		$12.16	$13.63	$12.42
Total return	43.56	%(D)	(12.66)%		2.90%		0.96%	20.66%	10.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,714		$25,121		$30,426		$27,069	$16,356	$3,391
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.66%		0.69%		0.69%	0.69%	0.69%
Including waiver and/or reimbursement and recapture	0.62	%(E)(F)	0.66	%(F)	0.69%		0.69%	0.69%	0.68	%(B)
Net investment income (loss) to average net assets	1.45	%(E)	2.30%		2.06%		1.42%	1.29%	1.25	%(B)
Portfolio turnover rate	124	%(D)	184%		162%		139%	128%	127%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.52		$9.95		$11.12		$11.02		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.14		0.16		0.14		0.09
Net realized and unrealized gain (loss)	2.87		0.60		0.64		0.55		1.01
Total investment operations	2.94		0.74		0.80		0.69		1.10

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.16)		(0.14)		(0.08)
Net realized gains	(0.90)		(0.00	)(C)	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(0.98)		(0.17)		(1.97)		(0.59)		(0.08)

Net asset value, end of period/year	$12.48		$10.52		$9.95		$11.12		$11.02
Total return	29.24	%(D)	7.62%		10.53%		6.20%		11.09	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$133,070		$109,142		$191,543		$189,483		$200,790
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(E)(F)	0.52	%(F)	0.51	%(F)	0.66	%(F)	0.72	%(E)
Including waiver and/or reimbursement and recapture	0.54	%(E)(F)	0.52	%(F)	0.57	%(F)	0.64	%(F)	0.64	%(E)
Net investment income (loss) to average net assets	1.23	%(E)	1.41%		1.63%		1.24%		1.32	%(E)
Portfolio turnover rate	33	%(D)	83%		82%		130%		41	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.52		$9.95		$11.11		$11.01		$10.00

Investment operations:
Net investment income (loss) (B)	0.04		0.09		0.11		0.08		0.05
Net realized and unrealized gain (loss)	2.87		0.60		0.65		0.55		1.01
Total investment operations	2.91		0.69		0.76		0.63		1.06

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.12)		(0.11)		(0.08)		(0.05)
Net realized gains	(0.90)		(0.00	)(C)	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(0.95)		(0.12)		(1.92)		(0.53)		(0.05)

Net asset value, end of period/year	$12.48		$10.52		$9.95		$11.11		$11.01
Total return	28.93	%(D)	7.05%		10.05%		5.67%		10.68	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,250		$55,318		$61,472		$72,764		$76,828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(E)(F)	1.02	%(F)	1.01	%(F)	1.15	%(F)	1.22	%(E)
Including waiver and/or reimbursement and recapture	1.03	%(E)(F)	1.02	%(F)	1.06	%(F)	1.14	%(F)	1.14	%(E)
Net investment income (loss) to average net assets	0.73	%(E)	0.91%		1.15%		0.74%		0.82	%(E)
Portfolio turnover rate	33	%(D)	83%		82%		130%		41	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$10.52		$9.95		$11.12		$11.01		$9.52		$8.98		$9.17

Investment operations:
Net investment income (loss) (D)	0.06		0.12		0.13		0.12		0.09		0.15		0.10
Net realized and unrealized gain (loss)	2.86		0.59		0.64		0.55		1.50		0.54		(0.20)
Total investment operations	2.92		0.71		0.77		0.67		1.59		0.69		(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.13)		(0.11)		(0.10)		(0.15)		(0.09)
Net realized gains	(0.90)		(0.00	)(E)	(1.81)		(0.45)		—		—		—
Total dividends and/or distributions to shareholders	(0.96)		(0.14)		(1.94)		(0.56)		(0.10)		(0.15)		(0.09)

Net asset value, end of period/year	$12.48		$10.52		$9.95		$11.12		$11.01		$9.52		$8.98
Total return	29.07	%(F)	7.31%		10.15%		6.00%		16.72	%(F)	7.79%		(1.02)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,537		$2,045		$5,039		$5,386		$11,636		$10,633		$11,995
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(G)(H)	0.78	%(H)	0.76	%(H)	0.91	%(H)	1.05	%(G)	1.34%		1.28%
Including waiver and/or reimbursement and recapture	0.79	%(G)(H)	0.78	%(H)	0.88	%(H)	0.89	%(H)	0.90	%(G)	0.90	%(I)	0.90%
Net investment income (loss) to average net assets	0.98	%(G)	1.20%		1.33%		1.01%		1.10	%(G)	1.65%		1.04%
Portfolio turnover rate	33	%(F)	83%		82%		130%		41	%(F)	47%		64%

(A)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(B)	Transamerica Partners Institutional Large Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which was the accounting and performance survivor of the reorganization.
(C)	Effective March 10, 2017, the Fund underwent a 0.81-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$17.03		$13.09	$12.45	$11.72	$10.00

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.04)	0.01	0.03	0.03
Net realized and unrealized gain (loss)	4.13		6.45	1.66	1.22	1.72
Total investment operations	4.10		6.41	1.67	1.25	1.75

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.01)	(0.07)	(0.03)
Net realized gains	(2.82)		(2.47)	(1.02)	(0.45)	—
Total dividends and/or distributions to shareholders	(2.82)		(2.47)	(1.03)	(0.52)	(0.03)

Net asset value, end of period/year	$18.31		$17.03	$13.09	$12.45	$11.72
Total return	24.47	%(C)	57.90%	15.57%	10.94%	17.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$913,717		$769,670	$640,098	$622,541	$666,225
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(D)	0.69%	0.70%	0.70%	0.72	%(D)
Including waiver and/or reimbursement and recapture	0.69	%(D)	0.69%	0.69%	0.65%	0.65	%(D)
Net investment income (loss) to average net assets	(0.33	)%(D)	(0.31)%	0.10%	0.20%	0.40	%(D)
Portfolio turnover rate	29	%(C)	39%	63%	34%	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$16.79		$13.00	$12.41		$11.71	$10.00

Investment operations:
Net investment income (loss) (B)	(0.07)		(0.11)	(0.05)		(0.04)	(0.01)
Net realized and unrealized gain (loss)	4.07		6.37	1.66		1.23	1.72
Total investment operations	4.00		6.26	1.61		1.19	1.71

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		(0.04)	—
Net realized gains	(2.82)		(2.47)	(1.02)		(0.45)	—
Total dividends and/or distributions to shareholders	(2.82)		(2.47)	(1.02)		(0.49)	—

Net asset value, end of period/year	$17.97		$16.79	$13.00		$12.41	$11.71
Total return	24.18	%(C)	57.02%	15.06%		10.39%	17.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$189,313		$161,089	$118,346		$140,192	$146,404
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(D)	1.19%	1.19%		1.19%	1.22	%(D)
Including waiver and/or reimbursement and recapture	1.18	%(D)	1.19%	1.19	%(E)	1.15%	1.22	%(D)
Net investment income (loss) to average net assets	(0.82	)%(D)	(0.81)%	(0.38)%		(0.30)%	(0.10	)%(D)
Portfolio turnover rate	29	%(C)	39%	63%		34%	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$16.94		$13.06	$12.44	$11.72	$9.14		$9.08		$8.35

Investment operations:
Net investment income (loss) (D)	(0.05)		(0.07)	(0.01)	(0.01)	0.01		0.01		0.01
Net realized and unrealized gain (loss)	4.12		6.42	1.65	1.23	2.58		0.06		0.73
Total investment operations	4.07		6.35	1.64	1.22	2.59		0.07		0.74

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.05)	(0.01)		(0.01)		(0.01)
Net realized gains	(2.82)		(2.47)	(1.02)	(0.45)	—		—		—
Total dividends and/or distributions to shareholders	(2.82)		(2.47)	(1.02)	(0.50)	(0.01)		(0.01)		(0.01)

Net asset value, end of period/year	$18.19		$16.94	$13.06	$12.44	$11.72		$9.14		$9.08
Total return	24.41	%(E)	57.53%	15.29%	10.68%	28.42	%(E)	0.84%		8.89%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,764		$49,984	$34,955	$37,269	$38,038		$82,546		$107,369
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(F)	0.94%	0.95%	0.95%	0.99	%(F)	1.01%		0.99%
Including waiver and/or reimbursement and recapture	0.90	%(F)	0.90%	0.90%	0.90%	0.90	%(F)	0.88	%(G)	0.90%
Net investment income (loss) to average net assets	(0.54	)%(F)	(0.52)%	(0.10)%	(0.04)%	0.14	%(F)	0.15%		0.07%
Portfolio turnover rate	29	%(E)	39%	63%	34%	21	%(E)	36%		33%

(A)	Transamerica Partners Institutional Large Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 1.35-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.16		$9.32		$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.21		0.22		0.18		0.08
Net realized and unrealized gain (loss)	2.74		(1.09)		0.28		0.21		0.71
Total investment operations	2.85		(0.88)		0.50		0.39		0.79

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.22)		(0.17)		(0.08)
Net realized gains	—		(0.05)		(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(0.12)		(0.28)		(1.93)		(0.35)		(0.08)

Net asset value, end of period/year	$10.89		$8.16		$9.32		$10.75		$10.71
Total return	35.06	%(C)	(9.67)%		7.58%		3.60%		7.94	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$317,311		$254,111		$438,107		$458,786		$520,709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(D)(E)	0.50	%(E)	0.49	%(E)	0.52	%(E)	0.57	%(D)
Including waiver and/or reimbursement and recapture	0.50	%(D)(E)	0.50	%(E)(F)	0.50	%(E)	0.49	%(E)	0.49	%(D)
Net investment income (loss) to average net assets	2.33	%(D)	2.36%		2.38%		1.64%		1.69	%(D)
Portfolio turnover rate	49	%(C)	116%		118%		137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.17		$9.33		$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.16		0.18		0.13		0.08
Net realized and unrealized gain (loss)	2.73		(1.09)		0.28		0.21		0.69
Total investment operations	2.82		(0.93)		0.46		0.34		0.77

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.17)		(0.12)		(0.06)
Net realized gains	—		(0.05)		(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(0.09)		(0.23)		(1.88)		(0.30)		(0.06)

Net asset value, end of period/year	$10.90		$8.17		$9.33		$10.75		$10.71
Total return	34.69	%(C)	(10.05)%		6.97%		3.08%		7.69	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$71,287		$56,104		$73,596		$103,701		$113,861
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)(E)	0.99	%(E)	0.99	%(E)	1.01	%(E)	1.06	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)(E)(F)	1.00	%(E)	1.00	%(E)	0.99	%(E)	0.99	%(D)
Net investment income (loss) to average net assets	1.83	%(D)	1.89%		1.91%		1.14%		1.36	%(D)
Portfolio turnover rate	49	%(C)	116%		118%		137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$8.17		$9.33		$10.75		$10.71		$9.84		$9.18		$9.36

Investment operations:
Net investment income (loss) (D)	0.10		0.19		0.20		0.15		0.14		0.16		0.12
Net realized and unrealized gain (loss)	2.74		(1.10)		0.29		0.21		0.85		0.67		(0.18)
Total investment operations	2.84		(0.91)		0.49		0.36		0.99		0.83		(0.06)

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.20)		(0.20)		(0.14)		(0.12)		(0.17)		(0.12)
Net realized gains	—		(0.05)		(1.71)		(0.18)		—		—		—
Total dividends and/or distributions to shareholders	(0.11)		(0.25)		(1.91)		(0.32)		(0.12)		(0.17)		(0.12)

Net asset value, end of period/year	$10.90		$8.17		$9.33		$10.75		$10.71		$9.84		$9.18
Total return	34.86	%(E)	(9.81)%		7.31%		3.32%		9.99	%(E)	9.14%		(0.69)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,261		$19,376		$38,170		$36,445		$53,449		$99,292		$99,418
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(F)(G)	0.75	%(G)	0.74	%(G)	0.77	%(G)	0.83	%(F)	0.84%		0.83%
Including waiver and/or reimbursement and recapture	0.75	%(F)(G)(H)	0.75	%(G)(H)	0.75	%(G)	0.74	%(G)	0.74	%(F)	0.74	%(I)	0.75%
Net investment income (loss) to average net assets	2.10	%(F)	2.13%		2.14%		1.39%		1.35	%(F)	1.80%		1.21%
Portfolio turnover rate	49	%(E)	116%		118%		137%		33	%(E)	48%		65%

(A)	Effective May 5, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	Transamerica Partners Institutional Large Value reorganized into the Fund on May 5, 2017. Prior to May 5, 2017, information provided reflects Transamerica Partners Institutional Large Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on May 5, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.91		$10.33	$12.98	$14.14		$13.12

Investment operations:
Net investment income (loss) (B)	(0.05)		(0.07)	(0.06)	(0.01)		(0.01)
Net realized and unrealized gain (loss)	2.88		1.83	1.58	(0.91	)(C)	1.03
Total investment operations	2.83		1.76	1.52	(0.92)		1.02

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.01)	(0.01)		—
Net realized gains	(0.64)		(0.18)	(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.64)		(0.18)	(4.17)	(0.24)		—

Net asset value, end of period/year	$14.10		$11.91	$10.33	$12.98		$14.14
Total return (D)	24.06	%(E)	17.25%	23.15%	(6.88)%		7.77	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,231		$12,670	$11,984	$8,997		$9,903
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(F)	1.19%	1.31%	1.28%		1.30	%(F)
Including waiver and/or reimbursement and recapture	1.14	%(F)	1.19%	1.20%	1.10%		1.30	%(F)
Net investment income (loss) to average net assets	(0.72	)%(F)	(0.68)%	(0.62)%	(0.04)%		(0.10	)%(F)
Portfolio turnover rate	49	%(E)	91%	136%	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.14		$9.74	$12.55	$13.77		$12.84

Investment operations:
Net investment income (loss) (B)	(0.09)		(0.14)	(0.12)	(0.11)		(0.07)
Net realized and unrealized gain (loss)	2.67		1.72	1.47	(0.88	)(C)	1.00
Total investment operations	2.58		1.58	1.35	(0.99)		0.93

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.18)	(4.16)	(0.23)		—

Net asset value, end of period/year	$13.08		$11.14	$9.74	$12.55		$13.77
Total return (D)	23.46	%(E)	16.43%	22.29%	(7.58)%		7.24	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,567		$1,341	$1,370	$1,268		$1,448
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.89	%(F)	1.94%	2.06%	2.05%		2.05	%(F)
Including waiver and/or reimbursement and recapture	1.89	%(F)	1.94%	1.93%	1.85%		2.05	%(F)
Net investment income (loss) to average net assets	(1.46	)%(F)	(1.43)%	(1.34)%	(0.79)%		(0.85	)%(F)
Portfolio turnover rate	49	%(E)	91%	136%	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.10		$10.46	$13.09	$14.27		$13.21

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.04)	(0.03)	0.03		0.02
Net realized and unrealized gain (loss)	2.92		1.86	1.60	(0.93	)(C)	1.04
Total investment operations	2.89		1.82	1.57	(0.90)		1.06

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.04)	(0.05)		—
Net realized gains	(0.64)		(0.18)	(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.64)		(0.18)	(4.20)	(0.28)		—

Net asset value, end of period/year	$14.35		$12.10	$10.46	$13.09		$14.27
Total return	24.18	%(D)	17.61%	23.45%	(6.64)%		8.02	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,009		$1,488	$769	$664		$664
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.88%	1.00%	0.99%		0.98	%(E)
Including waiver and/or reimbursement and recapture	0.85	%(E)	0.88%	0.90%	0.85%		0.98	%(E)
Net investment income (loss) to average net assets	(0.43	)%(E)	(0.38)%	(0.32)%	0.20%		0.22	%(E)
Portfolio turnover rate	49	%(D)	91%	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.19		$10.53		$13.10	$14.31		$13.24

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.03)		(0.04)	0.07		0.03
Net realized and unrealized gain (loss)	2.94		1.87		1.63	(0.99	)(C)	1.04
Total investment operations	2.92		1.84		1.59	(0.92)		1.07

Dividends and/or distributions to shareholders:
Net investment income	—		—		—	(0.06)		—
Net realized gains	(0.64)		(0.18)		(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.64)		(0.18)		(4.16)	(0.29)		—

Net asset value, end of period/year	$14.47		$12.19		$10.53	$13.10		$14.31
Total return	24.26	%(D)	17.69%		23.34%	(6.60)%		8.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$469,424		$391,784		$156,858	$9		$155,629
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.77%		0.88%	0.86%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.77	%(F)	0.85%	0.74%		0.87	%(E)
Net investment income (loss) to average net assets	(0.32	)%(E)	(0.29)%		(0.41)%	0.45%		0.35	%(E)
Portfolio turnover rate	49	%(D)	91%		136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.17		$10.51	$13.14	$14.32		$13.24

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.03)	(0.03)	0.05		0.04
Net realized and unrealized gain (loss)	2.94		1.87	1.61	(0.95	)(C)	1.04
Total investment operations	2.92		1.84	1.58	(0.90)		1.08

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.05)	(0.05)		—
Net realized gains	(0.64)		(0.18)	(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.64)		(0.18)	(4.21)	(0.28)		—

Net asset value, end of period/year	$14.45		$12.17	$10.51	$13.14		$14.32
Total return	24.19	%(D)	17.71%	23.41%	(6.49)%		8.16	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,042		$35,975	$38,275	$36,797		$48,330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.76%	0.88%	0.87%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.78%	0.84%	0.75%		0.75	%(E)
Net investment income (loss) to average net assets	(0.32	)%(E)	(0.27)%	(0.27)%	0.32%		0.50	%(E)
Portfolio turnover rate	49	%(D)	91%	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.03		$10.45	$13.08	$14.26		$13.24

Investment operations:
Net investment income (loss) (B)	(0.05)		(0.09)	(0.07)	(0.03)		(0.01)
Net realized and unrealized gain (loss)	2.90		1.85	1.60	(0.92	)(C)	1.03
Total investment operations	2.85		1.76	1.53	(0.95)		1.02

Dividends and/or distributions to shareholders:
Net realized gains	(0.64)		(0.18)	(4.16)	(0.23)		—

Net asset value, end of period/year	$14.24		$12.03	$10.45	$13.08		$14.26
Total return	23.99	%(D)	17.05%	22.79%	(6.89)%		7.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,189		$22,527	$20,748	$19,711		$26,153
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24	%(E)	1.26%	1.37%	1.37%		1.37	%(E)
Including waiver and/or reimbursement and recapture	1.24	%(E)	1.32%	1.35%	1.27%		1.35	%(E)
Net investment income (loss) to average net assets	(0.81	)%(E)	(0.81)%	(0.76)%	(0.19)%		(0.16	)%(E)
Portfolio turnover rate	49	%(D)	91%	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$12.17		$10.53	$13.13	$14.30		$12.70		$12.50		$15.44

Investment operations:
Net investment income (loss) (D)	(0.03)		(0.05)	(0.03)	0.02		0.01		(0.01)		(0.05)
Net realized and unrealized gain (loss)	2.94		1.87	1.60	(0.95	)(E)	1.92		1.48		(0.24)
Total investment operations	2.91		1.82	1.57	(0.93)		1.93		1.47		(0.29)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.01)	(0.01)		—		—		—
Net realized gains	(0.64)		(0.18)	(4.16)	(0.23)		(0.33)		(1.27)		(2.65)
Total dividends and/or distributions to shareholders	(0.64)		(0.18)	(4.17)	(0.24)		(0.33)		(1.27)		(2.65)

Net asset value, end of period/year	$14.44		$12.17	$10.53	$13.13		$14.30		$12.70		$12.50
Total return	24.21	%(F)	17.50%	23.05%	(6.64)%		15.34	%(F)	12.13%		(1.60)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$277		$334	$357	$4,709		$10,232		$16,767		$17,075
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(G)	1.01%	1.13%	1.12%		1.20	%(G)	1.36%		1.22%
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.95%	0.95%	0.95%		0.98	%(G)(H)	0.95	%(I)	0.95%
Net investment income (loss) to average net assets	(0.50	)%(G)	(0.43)%	(0.32)%	0.17%		0.13	%(G)	(0.09)%		(0.31)%
Portfolio turnover rate	49	%(F)	91%	136%	61%		30	%(F)	79%		70%

(A)	Transamerica Partners Institutional Mid Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 0.84-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 - October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.05		$11.63	$11.53	$11.86	$11.80	$11.37

Investment operations:
Net investment income (loss) (A)	0.01		0.09	0.11	0.09	0.07	0.06	(B)
Net realized and unrealized gain (loss)	4.29		(1.29)	0.83	0.50	0.95	0.78
Total investment operations	4.30		(1.20)	0.94	0.59	1.02	0.84

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.04)	(0.11)	(0.09)	(0.12)	(0.14)
Net realized gains	—		(0.34)	(0.73)	(0.83)	(0.84)	(0.27)
Total dividends and/or distributions to shareholders	(0.07)		(0.38)	(0.84)	(0.92)	(0.96)	(0.41)

Net asset value, end of period/year	$14.28		$10.05	$11.63	$11.53	$11.86	$11.80
Total return (C)	42.91	%(D)	(10.80)%	9.64%	4.75%	8.77%	7.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,529		$14,788	$22,143	$108,568	$116,047	$75,556
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.23	%(E)	1.31%	1.33%	1.25%	1.09%	1.08%
Including waiver and/or reimbursement and recapture	1.20	%(E)	1.20%	1.11%	1.05%	1.09%	1.08	%(B)
Net investment income (loss) to average net assets	0.13	%(E)	0.86%	1.01%	0.78%	0.57%	0.55	%(B)
Portfolio turnover rate	40	%(D)	82%	77%	85%	76%	95%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.87		$11.48	$11.35		$11.71	$11.70	$11.31

Investment operations:
Net investment income (loss) (A)	(0.03)		0.02	(0.00	)(B)	0.01	(0.03)	(0.04	)(C)
Net realized and unrealized gain (loss)	4.22		(1.28)	0.88		0.48	0.95	0.79
Total investment operations	4.19		(1.26)	0.88		0.49	0.92	0.75

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	(0.02)		(0.02)	(0.07)	(0.09)
Net realized gains	—		(0.34)	(0.73)		(0.83)	(0.84)	(0.27)
Total dividends and/or distributions to shareholders	—		(0.35)	(0.75)		(0.85)	(0.91)	(0.36)

Net asset value, end of period/year	$14.06		$9.87	$11.48		$11.35	$11.71	$11.70
Total return (D)	42.45	%(E)	(11.43)%	9.00%		4.00%	7.95%	6.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,182		$13,167	$19,808		$17,476	$17,808	$7,104
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.87	%(F)	1.91%	1.89%		1.88%	1.89%	1.90%
Including waiver and/or reimbursement and recapture	1.87	%(F)	1.91%	1.86%		1.80%	1.89%	1.90	%(C)
Net investment income (loss) to average net assets	(0.50	)%(F)	0.16%	(0.04)%		0.06%	(0.29)%	(0.37	)%(C)
Portfolio turnover rate	40	%(E)	82%	77%		85%	76%	95%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.11		$11.73	$11.60	$11.93	$11.85	$11.41

Investment operations:
Net investment income (loss) (A)	0.03		0.12	0.11	0.13	0.10	0.11	(B)
Net realized and unrealized gain (loss)	4.30		(1.28)	0.89	0.49	0.95	0.75
Total investment operations	4.33		(1.16)	1.00	0.62	1.05	0.86

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.12)	(0.14)	(0.12)	(0.13)	(0.15)
Net realized gains	—		(0.34)	(0.73)	(0.83)	(0.84)	(0.27)
Total dividends and/or distributions to shareholders	(0.11)		(0.46)	(0.87)	(0.95)	(0.97)	(0.42)

Net asset value, end of period/year	$14.33		$10.11	$11.73	$11.60	$11.93	$11.85
Total return	43.20	%(C)	(10.48)%	9.99%	5.16%	8.94%	8.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$681,799		$475,103	$512,150	$368,787	$394,378	$298,589
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.85%	0.85%	0.85%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.85%	0.84%	0.80%	0.86%	0.86	%(B)
Net investment income (loss) to average net assets	0.52	%(D)	1.16%	0.94%	1.09%	0.79%	0.97	%(B)
Portfolio turnover rate	40	%(C)	82%	77%	85%	76%	95%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.12		$11.74	$11.62		$11.95	$11.87	$11.41

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.12		0.14	0.11	0.15	(B)
Net realized and unrealized gain (loss)	4.30		(1.28)	0.88		0.49	0.95	0.74
Total investment operations	4.34		(1.15)	1.00		0.63	1.06	0.89

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.15)		(0.13)	(0.14)	(0.16)
Net realized gains	—		(0.34)	(0.73)		(0.83)	(0.84)	(0.27)
Total dividends and/or distributions to shareholders	(0.12)		(0.47)	(0.88)		(0.96)	(0.98)	(0.43)

Net asset value, end of period/year	$14.34		$10.12	$11.74		$11.62	$11.95	$11.87
Total return	43.13	%(C)	(10.31)%	10.04%		5.26%	9.09%	8.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$456,999		$293,440	$277,692		$280,299	$298,655	$323,275
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(D)	0.75%	0.75%		0.75%	0.76%	0.74%
Including waiver and/or reimbursement and recapture	0.74	%(D)	0.75%	0.75	%(E)	0.71%	0.76%	0.74	%(B)
Net investment income (loss) to average net assets	0.64	%(D)	1.21%	1.09%		1.15%	0.92%	1.37	%(B)
Portfolio turnover rate	40	%(C)	82%	77%		85%	76%	95%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.17		$11.80	$11.67		$11.96	$11.93

Investment operations:
Net investment income (loss) (B)	0.04		0.13	0.12		0.14	0.06
Net realized and unrealized gain (loss)	4.32		(1.29)	0.90		0.48	(0.03	)(C)
Total investment operations	4.36		(1.16)	1.02		0.62	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.16)		(0.08)	—
Net realized gains	—		(0.34)	(0.73)		(0.83)	—
Total dividends and/or distributions to shareholders	(0.12)		(0.47)	(0.89)		(0.91)	—

Net asset value, end of period/year	$14.41		$10.17	$11.80		$11.67	$11.96
Total return	43.26	%(D)	(10.43)%	10.10%		5.19%	0.25	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$141,019		$114,102	$212,674		$231,307	$275,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(E)	0.75%	0.75%		0.75%	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.74	%(E)	0.75%	0.75	%(F)	0.70%	0.70	%(E)
Net investment income (loss) to average net assets	0.65	%(E)	1.28%	1.09%		1.16%	0.79	%(E)
Portfolio turnover rate	40	%(D)	82%	77%		85%	76%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.15		$11.77		$11.63		$11.92	$11.93

Investment operations:
Net investment income (loss) (B)	0.01		0.08		0.07		0.07	0.02
Net realized and unrealized gain (loss)	4.33		(1.29)		0.88		0.50	(0.03	)(C)
Total investment operations	4.34		(1.21)		0.95		0.57	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.07)		(0.08)		(0.03)	—
Net realized gains	—		(0.34)		(0.73)		(0.83)	—
Total dividends and/or distributions to shareholders	(0.07)		(0.41)		(0.81)		(0.86)	—

Net asset value, end of period/year	$14.42		$10.15		$11.77		$11.63	$11.92
Total return	42.85	%(D)	(10.77)%		9.45%		4.70%	(0.08	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,753		$46,194		$62,961		$69,546	$88,909
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.23	%(E)	1.25%		1.25%		1.26%	1.27	%(E)
Including waiver and/or reimbursement and recapture	1.25	%(E)	1.25	%(F)	1.25	%(F)	1.24%	1.25	%(E)
Net investment income (loss) to average net assets	0.13	%(E)	0.79%		0.60%		0.63%	0.26	%(E)
Portfolio turnover rate	40	%(D)	82%		77%		85%	76%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.19		$11.79	$11.66	$11.94	$11.93

Investment operations:
Net investment income (loss) (B)	0.03		0.12	0.12	0.11	0.04
Net realized and unrealized gain (loss)	4.33		(1.30)	0.87	0.50	(0.03	)(C)
Total investment operations	4.36		(1.18)	0.99	0.61	0.01

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.08)	(0.13)	(0.06)	—
Net realized gains	—		(0.34)	(0.73)	(0.83)	—
Total dividends and/or distributions to shareholders	(0.10)		(0.42)	(0.86)	(0.89)	—

Net asset value, end of period/year	$14.45		$10.19	$11.79	$11.66	$11.94
Total return	43.17	%(D)	(10.55)%	9.83%	5.07%	0.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$115,020		$83,065	$101,137	$362,082	$424,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(E)	1.00%	1.00%	1.00%	1.01	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90%	0.90%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.46	%(E)	1.13%	1.06%	0.96%	0.58	%(E)
Portfolio turnover rate	40	%(D)	82%	77%	85%	76%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$10.19		$11.83	$11.70		$12.03	$11.87	$11.87

Investment operations:
Net investment income (loss) (B)	0.04		0.13	0.12		0.04	0.08	0.01	(C)
Net realized and unrealized gain (loss)	4.34		(1.30)	0.90		0.59	0.98	(0.01	)(D)
Total investment operations	4.38		(1.17)	1.02		0.63	1.06	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.16)		(0.13)	(0.06)	—
Net realized gains	—		(0.34)	(0.73)		(0.83)	(0.84)	—
Total dividends and/or distributions to shareholders	(0.12)		(0.47)	(0.89)		(0.96)	(0.90)	—

Net asset value, end of period/year	$14.45		$10.19	$11.83		$11.70	$12.03	$11.87
Total return	43.23	%(E)	(10.40)%	10.06%		5.22%	9.09%	0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$297,678		$209,734	$222,061		$166,519	$16,391	$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(F)	0.75%	0.75%		0.75%	0.76%	0.79	%(F)
Including waiver and/or reimbursement and recapture	0.74	%(F)	0.75%	0.75	%(G)	0.71%	0.76%	0.78	%(C)(F)
Net investment income (loss) to average net assets	0.62	%(F)	1.27%	1.08%		0.30%	0.68%	0.18	%(C)(F)
Portfolio turnover rate	40	%(E)	82%	77%		85%	76%	95%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$4.73		$6.52	$6.88	$7.37	$7.59	$7.94

Investment operations:
Net investment income (loss) (A)	0.08		0.12	0.16	0.03	0.15	0.24	(B)
Net realized and unrealized gain (loss)	1.56		(1.58)	(0.17)	(0.16)	0.04	(0.33	)(C)
Total investment operations	1.64		(1.46)	(0.01)	(0.13)	0.19	(0.09)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.24)	(0.07)	(0.07)	(0.30)	(0.26)
Return of capital	—		(0.09)	(0.28)	(0.29)	(0.11)	—
Total dividends and/or distributions to shareholders	(0.14)		(0.33)	(0.35)	(0.36)	(0.41)	(0.26)

Net asset value, end of period/year	$6.23		$4.73	$6.52	$6.88	$7.37	$7.59
Total return (D)	34.87	%(E)	(22.37)%	(0.20)%	(1.85)%	2.30%	(0.87)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,123		$13,353	$16,363	$23,096	$32,083	$43,221
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.66	%(F)	1.69%	1.63%	1.61%	1.58%	1.57%
Including waiver and/or reimbursement and recapture	1.60	%(F)	1.60%	1.60%	1.60%	1.58%	1.56	%(B)
Net investment income (loss) to average net assets	2.68	%(F)	2.27%	2.27%	0.40%	1.97%	3.50	%(B)
Portfolio turnover rate	13	%(E)	20%	20%	33%	41%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$4.71		$6.50	$6.85	$7.34	$7.55	$7.91

Investment operations:
Net investment income (loss) (A)	0.06		0.11	0.10	(0.02)	0.09	0.19	(B)
Net realized and unrealized gain (loss)	1.55		(1.62)	(0.15)	(0.17)	0.05	(0.35	)(C)
Total investment operations	1.61		(1.51)	(0.05)	(0.19)	0.14	(0.16)

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.20)	(0.06)	(0.06)	(0.25)	(0.20)
Return of capital	—		(0.08)	(0.24)	(0.24)	(0.10)	—
Total dividends and/or distributions to shareholders	(0.11)		(0.28)	(0.30)	(0.30)	(0.35)	(0.20)

Net asset value, end of period/year	$6.21		$4.71	$6.50	$6.85	$7.34	$7.55
Total return (D)	34.50	%(E)	(23.15)%	(0.84)%	(2.66)%	1.64%	(1.79)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,507		$6,225	$11,796	$15,955	$23,673	$31,067
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.48	%(F)	2.47%	2.42%	2.39%	2.36%	2.36%
Including waiver and/or reimbursement and recapture	2.35	%(F)	2.35%	2.35%	2.35%	2.35%	2.35	%(B)
Net investment income (loss) to average net assets	2.02	%(F)	2.08%	1.52%	(0.29)%	1.10%	2.73	%(B)
Portfolio turnover rate	13	%(E)	20%	20%	33%	41%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$4.72		$6.52	$6.89	$7.37	$7.59	$7.95

Investment operations:
Net investment income (loss) (A)	0.08		0.11	0.18	0.07	0.16	0.26	(B)
Net realized and unrealized gain (loss)	1.57		(1.57)	(0.18)	(0.17)	0.05	(0.34	)(C)
Total investment operations	1.65		(1.46)	—	(0.10)	0.21	(0.08)

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.25)	(0.07)	(0.08)	(0.31)	(0.28)
Return of capital	—		(0.09)	(0.30)	(0.30)	(0.12)	—
Total dividends and/or distributions to shareholders	(0.14)		(0.34)	(0.37)	(0.38)	(0.43)	(0.28)

Net asset value, end of period/year	$6.23		$4.72	$6.52	$6.89	$7.37	$7.59
Total return	35.13	%(D)	(22.28)%	(0.03)%	(1.42)%	2.61%	(0.68)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,200		$14,247	$14,258	$21,257	$48,023	$39,716
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.34	%(E)	1.33%	1.30%	1.30%	1.29%	1.26%
Including waiver and/or reimbursement and recapture	1.34	%(E)	1.33%	1.30%	1.30%	1.29%	1.25	%(B)
Net investment income (loss) to average net assets	2.72	%(E)	2.08%	2.56%	1.02%	2.05%	3.79	%(B)
Portfolio turnover rate	13	%(D)	20%	20%	33%	41%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$4.72		$6.52	$6.89	$7.38	$7.60	$7.95

Investment operations:
Net investment income (loss) (A)	0.09		0.17	0.18	0.07	0.17	0.25	(B)
Net realized and unrealized gain (loss)	1.57		(1.62)	(0.17)	(0.17)	0.05	(0.31	)(C)
Total investment operations	1.66		(1.45)	0.01	(0.10)	0.22	(0.06)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.25)	(0.07)	(0.08)	(0.32)	(0.29)
Return of capital	—		(0.10)	(0.31)	(0.31)	(0.12)	—
Total dividends and/or distributions to shareholders	(0.15)		(0.35)	(0.38)	(0.39)	(0.44)	(0.29)

Net asset value, end of period/year	$6.23		$4.72	$6.52	$6.89	$7.38	$7.60
Total return	35.40	%(D)	(22.19)%	0.08%	(1.44)%	2.70%	(0.45)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$158,163		$123,151	$208,684	$258,764	$209,277	$268,516
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24	%(E)	1.22%	1.20%	1.20%	1.19%	1.16%
Including waiver and/or reimbursement and recapture	1.24	%(E)	1.22%	1.20%	1.20%	1.19%	1.15	%(B)
Net investment income (loss) to average net assets	3.10	%(E)	3.11%	2.60%	0.95%	2.18%	3.69	%(B)
Portfolio turnover rate	13	%(D)	20%	20%	33%	41%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$11.53		$11.64	$10.91	$10.96	$9.97		$9.97

Investment operations:
Net investment income (loss) (A)	0.19		0.40	0.40	0.39	0.39		0.35	(B)
Net realized and unrealized gain (loss)	2.17		(0.09)	0.82	(0.05)	0.96		0.03
Total investment operations	2.36		0.31	1.22	0.34	1.35		0.38

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.41)	(0.36)	(0.35)	(0.36)		(0.34)
Net realized gains	—		(0.01)	(0.13)	(0.04)	—		(0.04)
Total dividends and/or distributions to shareholders	(0.22)		(0.42)	(0.49)	(0.39)	(0.36)		(0.38)

Net asset value, end of period/year	$13.67		$11.53	$11.64	$10.91	$10.96		$9.97
Total return (C)	20.56	%(D)	2.91%	11.72%	3.11%	13.77%		3.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,798		$36,696	$34,731	$27,644	$20,733		$2,153
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	1.03%	1.12%	1.20%	1.19%		1.21	%(F)
Including waiver and/or reimbursement and recapture	1.01	%(E)	1.03%	1.12%	1.20%	1.21	%(G)	1.20	%(B)(F)
Net investment income (loss) to average net assets	3.03	%(E)	3.54%	3.59%	3.50%	3.74%		3.60	%(B)
Portfolio turnover rate	15	%(D)	61%	53%	38%	79%		51%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.48		$11.59	$10.86	$10.92	$9.94	$9.94

Investment operations:
Net investment income (loss) (A)	0.15		0.32	0.31	0.31	0.31	0.28	(B)
Net realized and unrealized gain (loss)	2.15		(0.09)	0.84	(0.07)	0.97	0.03
Total investment operations	2.30		0.23	1.15	0.24	1.28	0.31

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.33)	(0.29)	(0.26)	(0.30)	(0.27)
Net realized gains	—		(0.01)	(0.13)	(0.04)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.17)		(0.34)	(0.42)	(0.30)	(0.30)	(0.31)

Net asset value, end of period/year	$13.61		$11.48	$11.59	$10.86	$10.92	$9.94
Total return (C)	20.13	%(D)	2.17%	11.00%	2.24%	12.97%	3.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,711		$52,109	$46,600	$38,322	$43,076	$4,173
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74	%(E)	1.76%	1.85%	1.92%	1.94%	1.94	%(F)
Including waiver and/or reimbursement and recapture	1.74	%(E)	1.76%	1.85%	1.92%	1.94%	1.95	%(B)(F)
Net investment income (loss) to average net assets	2.30	%(E)	2.82%	2.86%	2.80%	2.99%	2.86	%(B)
Portfolio turnover rate	15	%(D)	61%	53%	38%	79%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$11.53		$11.64	$10.91	$10.97	$9.97		$9.97

Investment operations:
Net investment income (loss) (A)	0.21		0.44	0.43	0.42	0.42		0.38	(B)
Net realized and unrealized gain (loss)	2.17		(0.10)	0.83	(0.06)	0.97		0.02
Total investment operations	2.38		0.34	1.26	0.36	1.39		0.40

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.44)	(0.40)	(0.38)	(0.39)		(0.36)
Net realized gains	—		(0.01)	(0.13)	(0.04)	—		(0.04)
Total dividends and/or distributions to shareholders	(0.23)		(0.45)	(0.53)	(0.42)	(0.39)		(0.40)

Net asset value, end of period/year	$13.68		$11.53	$11.64	$10.91	$10.97		$9.97
Total return	20.80	%(C)	3.17%	12.14%	3.27%	14.10%		4.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$236,275		$170,942	$153,353	$92,148	$71,827		$41,691
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(D)	0.78%	0.85%	0.93%	0.94%		1.01	%(E)
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.72%	0.83%	0.95%	0.96	%(F)	0.95	%(B)(E)
Net investment income (loss) to average net assets	3.32	%(D)	3.87%	3.86%	3.75%	4.02%		3.83	%(B)
Portfolio turnover rate	15	%(C)	61%	53%	38%	79%		51%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$11.01		$11.14	$10.47	$10.52	$9.62		$9.89

Investment operations:
Net investment income (loss) (A)	0.21		0.42	0.41	0.42	0.40		0.09	(B)
Net realized and unrealized gain (loss)	2.06		(0.09)	0.79	(0.06)	0.90		0.04
Total investment operations	2.27		0.33	1.20	0.36	1.30		0.13

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.45)	(0.40)	(0.37)	(0.40)		(0.36)
Net realized gains	—		(0.01)	(0.13)	(0.04)	—		(0.04)
Total dividends and/or distributions to shareholders	(0.24)		(0.46)	(0.53)	(0.41)	(0.40)		(0.40)

Net asset value, end of period/year	$13.04		$11.01	$11.14	$10.47	$10.52		$9.62
Total return	20.82	%(C)	3.28%	12.03%	3.45%	13.70%		1.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16		$13	$13	$11	$11		$0	(D)
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(E)	0.68%	0.74%	0.82%	0.84%		0.00	%(F)(G)
Including waiver and/or reimbursement and recapture	0.67	%(E)	0.68%	0.82%	0.82%	0.96	%(H)	0.00	%(B)(F)(G)
Net investment income (loss) to average net assets	3.37	%(E)	3.89%	3.89%	3.88%	3.94%		0.96	%(B)
Portfolio turnover rate	15	%(C)	61%	53%	38%	79%		51%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Rounds to less than $1,000.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$30.23		$28.66	$27.54	$27.90	$24.88	$24.86

Investment operations:
Net investment income (loss) (A)	0.11		0.28	0.36	0.34	0.28	0.25	(B)
Net realized and unrealized gain (loss)	4.86		2.44	2.79	0.24	3.15	0.61
Total investment operations	4.97		2.72	3.15	0.58	3.43	0.86

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.30)	(0.37)	(0.35)	(0.32)	(0.26)
Net realized gains	(1.25)		(0.85)	(1.66)	(0.59)	(0.09)	(0.58)
Total dividends and/or distributions to shareholders	(1.37)		(1.15)	(2.03)	(0.94)	(0.41)	(0.84)

Net asset value, end of period/year	$33.83		$30.23	$28.66	$27.54	$27.90	$24.88
Total return (C)	16.85	%(D)	9.76%	12.53%	2.05%	13.89%	3.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$685,774		$572,827	$558,639	$532,861	$573,224	$406,606
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(E)	1.01%	1.04%	1.03%	1.03%	1.10%
Including waiver and/or reimbursement and recapture	0.93	%(E)	1.01%	1.04%	1.03%	1.03%	1.08	%(B)
Net investment income (loss) to average net assets	0.71	%(E)	0.98%	1.34%	1.22%	1.07%	1.04	%(B)
Portfolio turnover rate	21	%(D)	53%	41%	48%	39%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$29.62		$28.11	$27.04	$27.41	$24.45	$24.44

Investment operations:
Net investment income (loss) (A)	(0.01)		0.06	0.15	0.13	0.08	0.08	(B)
Net realized and unrealized gain (loss)	4.77		2.39	2.75	0.22	3.09	0.59
Total investment operations	4.76		2.45	2.90	0.35	3.17	0.67

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.09)	(0.17)	(0.13)	(0.12)	(0.08)
Net realized gains	(1.25)		(0.85)	(1.66)	(0.59)	(0.09)	(0.58)
Total dividends and/or distributions to shareholders	(1.26)		(0.94)	(1.83)	(0.72)	(0.21)	(0.66)

Net asset value, end of period/year	$33.12		$29.62	$28.11	$27.04	$27.41	$24.45
Total return (C)	16.43	%(D)	8.89%	11.73%	1.25%	13.02%	2.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$235,386		$216,561	$195,175	$184,727	$222,884	$208,410
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.69	%(E)	1.76%	1.80%	1.79%	1.79%	1.83%
Including waiver and/or reimbursement and recapture	1.69	%(E)	1.76%	1.80%	1.79%	1.79%	1.82	%(B)
Net investment income (loss) to average net assets	(0.04	)%(E)	0.22%	0.58%	0.47%	0.32%	0.33	%(B)
Portfolio turnover rate	21	%(D)	53%	41%	48%	39%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$30.39		$28.81	$27.67	$28.03	$24.99	$24.96

Investment operations:
Net investment income (loss) (A)	0.15		0.35	0.43	0.41	0.34	0.32	(B)
Net realized and unrealized gain (loss)	4.89		2.45	2.80	0.23	3.16	0.60
Total investment operations	5.04		2.80	3.23	0.64	3.50	0.92

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.37)	(0.43)	(0.41)	(0.37)	(0.31)
Net realized gains	(1.25)		(0.85)	(1.66)	(0.59)	(0.09)	(0.58)
Total dividends and/or distributions to shareholders	(1.41)		(1.22)	(2.09)	(1.00)	(0.46)	(0.89)

Net asset value, end of period/year	$34.02		$30.39	$28.81	$27.67	$28.03	$24.99
Total return	16.94	%(C)	9.99%	12.79%	2.26%	14.13%	3.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$363,863		$296,123	$244,156	$232,308	$266,637	$208,512
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.79%	0.82%	0.82%	0.82%	0.84%
Including waiver and/or reimbursement and recapture	0.73	%(D)	0.79%	0.82%	0.82%	0.82%	0.84	%(B)
Net investment income (loss) to average net assets	0.92	%(D)	1.18%	1.55%	1.44%	1.28%	1.32	%(B)
Portfolio turnover rate	21	%(C)	53%	41%	48%	39%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$30.39		$28.81	$27.67	$28.03	$24.99	$24.95

Investment operations:
Net investment income (loss) (A)	0.16		0.37	0.44	0.44	0.37	0.25	(B)
Net realized and unrealized gain (loss)	4.89		2.46	2.82	0.23	3.16	0.71
Total investment operations	5.05		2.83	3.26	0.67	3.53	0.96

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.40)	(0.46)	(0.44)	(0.40)	(0.34)
Net realized gains	(1.25)		(0.85)	(1.66)	(0.59)	(0.09)	(0.58)
Total dividends and/or distributions to shareholders	(1.42)		(1.25)	(2.12)	(1.03)	(0.49)	(0.92)

Net asset value, end of period/year	$34.02		$30.39	$28.81	$27.67	$28.03	$24.99
Total return	17.03	%(C)	10.11%	12.92%	2.37%	14.25%	3.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,050		$17,595	$13,458	$7,149	$9,749	$6,316
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.69%	0.71%	0.71%	0.71%	0.73%
Including waiver and/or reimbursement and recapture	0.63	%(D)	0.69%	0.71%	0.71%	0.71%	0.73	%(B)
Net investment income (loss) to average net assets	1.02	%(D)	1.28%	1.62%	1.54%	1.39%	1.02	%(B)
Portfolio turnover rate	21	%(C)	53%	41%	48%	39%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class A
April 30, 2021 (unaudited)	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.32	$10.29	$10.05	$10.22	$10.23	$10.19

Investment operations:
Net investment income (loss) (A)	0.07	0.21	0.26	0.22	0.19	0.20	(B)
Net realized and unrealized gain (loss)	0.08	0.04	(C)	0.24	(0.17)	0.01	0.06
Total investment operations	0.15	0.25	0.50	0.05	0.20	0.26

Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.22)	(0.26)	(0.22)	(0.21)	(0.20)
Return of capital	—	—	—	—	—	(0.02)
Total dividends and/or distributions to shareholders	(0.08)	(0.22)	(0.26)	(0.22)	(0.21)	(0.22)

Net asset value, end of period/year	$10.39	$10.32	$10.29	$10.05	$10.22	$10.23
Total return (D)	1.42	%(E)	2.43%	5.04%	0.53%	1.90%	2.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$810,912	$731,602	$698,062	$732,815	$940,515	$934,615
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(F)	0.72%	0.82%	0.85%	0.84%	0.85%
Including waiver and/or reimbursement and recapture	0.70	%(F)	0.72%	0.82%	0.85%	0.84%	0.84	%(B)
Net investment income (loss) to average net assets	1.41	%(F)	2.04%	2.54%	2.16%	1.84%	1.95	%(B)
Portfolio turnover rate	21	%(E)	44%	61%	60%	52%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class C
April 30, 2021 (unaudited)	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.30	$10.27	$10.03	$10.20	$10.21	$10.17

Investment operations:
Net investment income (loss) (A)	0.03	0.13	0.18	0.14	0.11	0.12	(B)
Net realized and unrealized gain (loss)	0.09	0.03	(C)	0.24	(0.16)	0.01	0.06
Total investment operations	0.12	0.16	0.42	(0.02)	0.12	0.18

Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.13)	(0.18)	(0.15)	(0.13)	(0.12)
Return of capital	—	—	—	—	—	(0.02)
Total dividends and/or distributions to shareholders	(0.04)	(0.13)	(0.18)	(0.15)	(0.13)	(0.14)

Net asset value, end of period/year	$10.38	$10.30	$10.27	$10.03	$10.20	$10.21
Total return (D)	1.12	%(E)	1.62%	4.23%	(0.24)%	1.12%	1.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$175,507	$225,838	$294,497	$393,543	$517,918	$621,425
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.50	%(F)	1.50%	1.61%	1.62%	1.61%	1.61%
Including waiver and/or reimbursement and recapture	1.50	%(F)	1.50%	1.61%	1.62%	1.61%	1.60	%(B)
Net investment income (loss) to average net assets	0.62	%(F)	1.28%	1.77%	1.40%	1.07%	1.18	%(B)
Portfolio turnover rate	21	%(E)	44%	61%	60%	52%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class I
April 30, 2021 (unaudited)	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.15	$10.11	$9.88	$10.05	$10.05	$10.01

Investment operations:
Net investment income (loss) (A)	0.08	0.22	0.27	0.24	0.20	0.21	(B)
Net realized and unrealized gain (loss)	0.08	0.05	(C)	0.24	(0.17)	0.02	0.07
Total investment operations	0.16	0.27	0.51	0.07	0.22	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.23)	(0.28)	(0.24)	(0.22)	(0.21)
Return of capital	—	—	—	—	—	(0.03)
Total dividends and/or distributions to shareholders	(0.09)	(0.23)	(0.28)	(0.24)	(0.22)	(0.24)

Net asset value, end of period/year	$10.22	$10.15	$10.11	$9.88	$10.05	$10.05
Total return	1.53	%(D)	2.73%	5.20%	0.71%	2.21%	2.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,219,390	$1,979,174	$1,745,843	$1,451,634	$1,312,220	$979,858
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51	%(E)	0.52%	0.62%	0.65%	0.64%	0.64%
Including waiver and/or reimbursement and recapture	0.51	%(E)	0.52%	0.62%	0.65%	0.64%	0.63	%(B)
Net investment income (loss) to average net assets	1.61	%(E)	2.24%	2.74%	2.39%	2.04%	2.15	%(B)
Portfolio turnover rate	21	%(D)	44%	61%	60%	52%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class I2
April 30, 2021 (unaudited)	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.13	$10.11	$9.87	$10.04	$10.04	$10.01

Investment operations:
Net investment income (loss) (A)	0.09	0.24	0.28	0.24	0.22	0.22	(B)
Net realized and unrealized gain (loss)	0.08	0.02	(C)	0.25	(0.16)	0.01	0.06
Total investment operations	0.17	0.26	0.53	0.08	0.23	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.24)	(0.29)	(0.25)	(0.23)	(0.22)
Return of capital	—	—	—	—	—	(0.03)
Total dividends and/or distributions to shareholders	(0.09)	(0.24)	(0.29)	(0.25)	(0.23)	(0.25)

Net asset value, end of period/year	$10.21	$10.13	$10.11	$9.87	$10.04	$10.04
Total return	1.68	%(D)	2.63%	5.41%	0.81%	2.31%	2.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$129,706	$155,005	$282,641	$220,648	$427,397	$282,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(E)	0.42%	0.52%	0.55%	0.54%	0.54%
Including waiver and/or reimbursement and recapture	0.41	%(E)	0.42%	0.52%	0.55%	0.54%	0.54	%(B)
Net investment income (loss) to average net assets	1.71	%(E)	2.37%	2.85%	2.45%	2.15%	2.21	%(B)
Portfolio turnover rate	21	%(D)	44%	61%	60%	52%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class R6
April 30, 2021 (unaudited)	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.14	$10.11	$9.87	$10.03	$10.04	$10.01

Investment operations:
Net investment income (loss) (A)	0.09	0.23	0.28	0.26	0.21	0.23	(B)
Net realized and unrealized gain (loss)	0.08	0.04	(C)	0.25	(0.17)	0.01	0.05
Total investment operations	0.17	0.27	0.53	0.09	0.22	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.24)	(0.29)	(0.25)	(0.23)	(0.22)
Return of capital	—	—	—	—	—	(0.03)
Total dividends and/or distributions to shareholders	(0.09)	(0.24)	(0.29)	(0.25)	(0.23)	(0.25)

Net asset value, end of period/year	$10.22	$10.14	$10.11	$9.87	$10.03	$10.04
Total return	1.68	%(D)	2.74%	5.42%	0.92%	2.21%	2.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$209,781	$36,002	$28,807	$26,240	$1,412	$372
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(E)	0.42%	0.52%	0.55%	0.54%	0.54%
Including waiver and/or reimbursement and recapture	0.41	%(E)	0.42%	0.52%	0.55%	0.54%	0.52	%(B)
Net investment income (loss) to average net assets	1.69	%(E)	2.32%	2.85%	2.65%	2.14%	2.26	%(B)
Portfolio turnover rate	21	%(D)	44%	61%	60%	52%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$6.55		$6.43	$6.51	$6.89	$12.15		$12.82

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.07)	(0.05)	(0.04)	(0.06)		(0.10	)(B)
Net realized and unrealized gain (loss)	2.54		0.65	0.61	0.34	2.42		0.49
Total investment operations	2.50		0.58	0.56	0.30	2.36		0.39

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)	(0.64)	(0.68)	(7.62)		(1.06)

Net asset value, end of period/year	$8.38		$6.55	$6.43	$6.51	$6.89		$12.15
Total return (C)	39.31	%(D)	9.34%	11.11%	4.50%	26.31%		3.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,863		$16,017	$14,777	$18,537	$15,520		$8,835
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.34	%(E)	1.42%	1.47%	1.41%	1.51%		1.36%
Including waiver and/or reimbursement and recapture	1.40	%(E)	1.40%	1.35%	1.25%	1.41	%(F)	1.35	%(B)
Net investment income (loss) to average net assets	(1.05	)%(E)	(1.07)%	(0.81)%	(0.55)%	(0.92)%		(0.82	)%(B)
Portfolio turnover rate	29	%(D)	69%	72%	55%	80%		43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$5.73		$5.72		$5.91	$6.35	$11.77		$12.55

Investment operations:
Net investment income (loss) (A)	(0.06)		(0.10)		(0.09)	(0.08)	(0.10)		(0.18	)(B)
Net realized and unrealized gain (loss)	2.21		0.57		0.54	0.32	2.30		0.46
Total investment operations	2.15		0.47		0.45	0.24	2.20		0.28

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)		(0.64)	(0.68)	(7.62)		(1.06)

Net asset value, end of period/year	$7.21		$5.73		$5.72	$5.91	$6.35		$11.77
Total return (C)	38.80	%(D)	8.52%		10.28%	3.87%	25.22%		2.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,294		$3,771		$4,131	$4,604	$3,588		$1,369
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.10	%(E)	2.15%		2.19%	2.15%	2.23%		2.10%
Including waiver and/or reimbursement and recapture	2.15	%(E)	2.15	%(F)	2.10%	2.00%	2.16	%(G)	2.09	%(B)
Net investment income (loss) to average net assets	(1.79	)%(E)	(1.81)%		(1.55)%	(1.32)%	(1.69)%		(1.54	)%(B)
Portfolio turnover rate	29	%(D)	69%		72%	55%	80%		43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$6.87		$6.71	$6.74	$7.09	$12.30		$12.94

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.03)	(0.02)	(0.05)		(0.06	)(B)
Net realized and unrealized gain (loss)	2.68		0.67	0.64	0.35	2.46		0.48
Total investment operations	2.65		0.62	0.61	0.33	2.41		0.42

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)	(0.64)	(0.68)	(7.62)		(1.06)

Net asset value, end of period/year	$8.85		$6.87	$6.71	$6.74	$7.09		$12.30
Total return	39.69	%(C)	9.56%	11.50%	4.82%	26.40%		3.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,008		$35,706	$37,424	$31,592	$27,564		$2,042
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(D)	1.09%	1.13%	1.11%	1.18%		1.03%
Including waiver and/or reimbursement and recapture	1.07	%(D)	1.09%	1.07%	1.00%	1.16	%(E)	1.03	%(B)
Net investment income (loss) to average net assets	(0.72	)%(D)	(0.76)%	(0.54)%	(0.31)%	(0.69)%		(0.48	)%(B)
Portfolio turnover rate	29	%(C)	69%	72%	55%	80%		43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$7.02		$6.83		$6.85	$7.18	$12.36	$12.99

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)		(0.03)	(0.01)	(0.04)	(0.04	)(B)
Net realized and unrealized gain (loss)	2.73		0.70		0.65	0.36	2.48	0.47
Total investment operations	2.70		0.65		0.62	0.35	2.44	0.43

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)		(0.64)	(0.68)	(7.62)	(1.06)

Net asset value, end of period/year	$9.05		$7.02		$6.83	$6.85	$7.18	$12.36
Total return	39.55	%(C)	9.85%		11.48%	5.06%	26.63%	3.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,210		$79,099		$53,600	$35,995	$47,690	$53,790
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	1.00%		1.04%	1.01%	1.09%	0.92%
Including waiver and/or reimbursement and recapture	0.99	%(D)	1.00	%(E)	1.00%	0.91%	1.09%	0.91	%(B)
Net investment income (loss) to average net assets	(0.65	)%(D)	(0.69)%		(0.46)%	(0.20)%	(0.57)%	(0.32	)%(B)
Portfolio turnover rate	29	%(C)	69%		72%	55%	80%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$7.01		$6.83		$6.84	$7.19	$6.44

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.04)		(0.03)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	2.74		0.68		0.66	0.34	0.77
Total investment operations	2.71		0.64		0.63	0.33	0.75

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)		(0.64)	(0.68)	—

Net asset value, end of period/year	$9.05		$7.01		$6.83	$6.84	$7.19
Total return	39.75	%(C)	9.69%		11.48%	4.90%	11.65	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,796		$28,089		$26,997	$29,619	$34,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	1.00%		1.04%	1.01%	1.07	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)	1.00	%(E)	0.99%	0.90%	0.90	%(D)
Net investment income (loss) to average net assets	(0.64	)%(D)	(0.67)%		(0.46)%	(0.20)%	(0.47	)%(D)
Portfolio turnover rate	29	%(C)	69%		72%	55%	80%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$6.87		$6.72	$6.79	$7.16	$6.44

Investment operations:
Net investment income (loss) (B)	(0.05)		(0.08)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	2.67		0.69	0.63	0.36	0.77
Total investment operations	2.62		0.61	0.57	0.31	0.72

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)	(0.64)	(0.68)	—

Net asset value, end of period/year	$8.82		$6.87	$6.72	$6.79	$7.16
Total return	39.23	%(C)	9.38%	10.78%	4.48%	11.18	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,126		$14,838	$15,869	$16,846	$17,479
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.46	%(D)	1.49%	1.53%	1.50%	1.57	%(D)
Including waiver and/or reimbursement and recapture	1.46	%(D)	1.49%	1.49%	1.42%	1.55	%(D)
Net investment income (loss) to average net assets	(1.11	)%(D)	(1.15)%	(0.94)%	(0.73)%	(1.17	)%(D)
Portfolio turnover rate	29	%(C)	69%	72%	55%	80%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$6.98		$6.80	$6.81	$7.18	$6.44

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.05)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	2.71		0.69	0.65	0.34	0.77
Total investment operations	2.68		0.64	0.63	0.31	0.74

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)	(0.64)	(0.68)	—

Net asset value, end of period/year	$8.99		$6.98	$6.80	$6.81	$7.18
Total return	39.49	%(C)	9.74%	11.54%	4.60%	11.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$197		$93	$252	$6,609	$5,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(D)	1.25%	1.29%	1.26%	1.32	%(D)
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.15%	1.15%	1.15%	1.15	%(D)
Net investment income (loss) to average net assets	(0.82	)%(D)	(0.77)%	(0.38)%	(0.46)%	(0.77	)%(D)
Portfolio turnover rate	29	%(C)	69%	72%	55%	80%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$7.01		$6.83	$6.85	$7.18	$12.36	$12.65

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.04)	(0.03)	(0.02)	(0.04)	(0.01	)(C)
Net realized and unrealized gain (loss)	2.74		0.68	0.65	0.37	2.48	(0.28	)(D)
Total investment operations	2.71		0.64	0.62	0.35	2.44	(0.29)

Dividends and/or distributions to shareholders:
Net realized gains	(0.67)		(0.46)	(0.64)	(0.68)	(7.62)	—

Net asset value, end of period/year	$9.05		$7.01	$6.83	$6.85	$7.18	$12.36
Total return	39.75	%(E)	9.69%	11.48%	5.06%	26.63%	(2.29	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$111		$80	$72	$65	$62	$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(F)	1.00%	1.03%	1.01%	1.09%	0.97	%(F)
Including waiver and/or reimbursement and recapture	0.97	%(F)	1.00%	1.00%	0.91%	1.09%	0.95	%(C)(F)
Net investment income (loss) to average net assets	(0.62	)%(F)	(0.66)%	(0.46)%	(0.22)%	(0.58)%	(0.37	)%(C)(F)
Portfolio turnover rate	29	%(E)	69%	72%	55%	80%	43%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.13		$9.83	$10.66	$11.94		$11.07

Investment operations:
Net investment income (loss) (B)	0.02		0.05	(0.01)	0.02		0.01
Net realized and unrealized gain (loss)	4.45		(1.36)	0.11	(0.82)		0.86
Total investment operations	4.47		(1.31)	0.10	(0.80)		0.87

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.06)	(0.01)		—
Net realized gains	—		(0.21)	(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	—		(0.39)	(0.93)	(0.48)		—

Net asset value, end of period/year	$12.60		$8.13	$9.83	$10.66		$11.94
Total return (C)	55.10	%(D)	(14.03)%	2.35%	(7.12)%		7.76	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,801		$4,246	$4,543	$3,050		$2,757
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(E)	1.39%	1.36%	1.45	%(F)	1.49	%(E)
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.30%	1.27%	1.20	%(F)	1.30	%(E)
Net investment income (loss) to average net assets	0.28	%(E)	0.66%	(0.08)%	0.20%		0.19	%(E)
Portfolio turnover rate	34	%(D)	80%	168%	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class C
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$7.99		$9.67		$10.50	$11.85		$11.03

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.00	)(C)	(0.07)	(0.06)		(0.03)
Net realized and unrealized gain (loss)	4.36		(1.36)		0.11	(0.82)		0.85
Total investment operations	4.35		(1.36)		0.04	(0.88)		0.82

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)		—	—		—
Net realized gains	—		(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	—		(0.32)		(0.87)	(0.47)		—

Net asset value, end of period/year	$12.34		$7.99		$9.67	$10.50		$11.85
Total return (D)	54.57	%(E)	(14.67)%		1.60%	(7.88)%		7.34	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$427		$581		$744	$786		$891
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.91	%(F)	2.05%		2.02%	2.06	%(G)	2.05	%(F)
Including waiver and/or reimbursement and recapture	1.95	%(F)	2.05	%(H)	2.00%	1.95	%(G)	2.05	%(F)
Net investment income (loss) to average net assets	(0.21	)%(F)	(0.06)%		(0.75)%	(0.52)%		(0.56	)%(F)
Portfolio turnover rate	34	%(E)	80%		168%	84%		35	%(E)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.22		$9.93		$10.75	$12.03		$11.14

Investment operations:
Net investment income (loss) (B)	0.04		0.08		0.02	0.07		0.00	(C)
Net realized and unrealized gain (loss)	4.49		(1.38)		0.12	(0.83)		0.89
Total investment operations	4.53		(1.30)		0.14	(0.76)		0.89

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.20)		(0.09)	(0.05)		—
Net realized gains	—		(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(0.02)		(0.41)		(0.96)	(0.52)		—

Net asset value, end of period/year	$12.73		$8.22		$9.93	$10.75		$12.03
Total return	55.24	%(D)	(13.77)%		2.66%	(6.86)%		7.89	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,844		$12,838		$15,653	$756		$2,521
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	1.02%		1.00%	1.07	%(F)	1.05	%(E)
Including waiver and/or reimbursement and recapture	0.92	%(E)	1.02	%(G)	0.99%	0.95	%(F)	1.05	%(E)
Net investment income (loss) to average net assets	0.71	%(E)	0.96%		0.19%	0.57%		0.01	%(E)
Portfolio turnover rate	34	%(D)	80%		168%	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.23		$9.94		$10.76		$12.04		$11.15

Investment operations:
Net investment income (loss) (B)	0.04		0.05		0.09		0.07		0.03
Net realized and unrealized gain (loss)	4.50		(1.34)		0.05		(0.83)		0.86
Total investment operations	4.54		(1.29)		0.14		(0.76)		0.89

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.21)		(0.09)		(0.05)		—
Net realized gains	—		(0.21)		(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.03)		(0.42)		(0.96)		(0.52)		—

Net asset value, end of period/year	$12.74		$8.23		$9.94		$10.76		$12.04
Total return	55.20	%(C)	(13.69)%		2.66	%(D)	(6.81)%		7.89	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,122,716		$419,838		$52,241		$212,025		$255,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(E)	0.92%		0.90%		0.96	%(F)	0.93	%(E)
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.92	%(G)	0.90	%(G)	0.86	%(F)	0.93	%(E)
Net investment income (loss) to average net assets	0.79	%(E)	0.68%		0.89%		0.58%		0.55	%(E)
Portfolio turnover rate	34	%(C)	80%		168%		84%		35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return reflects certain litigation payments received by the Fund in the year. Had these payments not occurred, the total return would be 0.30% lower.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I3
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.24		$9.96		$10.77		$12.05		$11.15

Investment operations:
Net investment income (loss) (B)	0.04		0.08		0.04		0.07		0.05
Net realized and unrealized gain (loss)	4.51		(1.38)		0.11		(0.84)		0.85
Total investment operations	4.55		(1.30)		0.15		(0.77)		0.90

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.21)		(0.09)		(0.04)		—
Net realized gains	—		(0.21)		(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.03)		(0.42)		(0.96)		(0.51)		—

Net asset value, end of period/year	$12.76		$8.24		$9.96		$10.77		$12.05
Total return	55.36	%(C)	(13.75)%		2.77%		(6.78)%		8.07	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,881		$28,471		$24,216		$27,065		$35,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.92%		0.90%		0.96	%(E)	0.94	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.92	%(F)	0.90	%(F)	0.85	%(E)	0.85	%(D)
Net investment income (loss) to average net assets	0.80	%(D)	1.04%		0.40%		0.60%		0.82	%(D)
Portfolio turnover rate	34	%(C)	80%		168%		84%		35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.23		$9.93	$10.73	$12.01		$11.15

Investment operations:
Net investment income (loss) (B)	0.02		0.05	(0.01)	0.01		0.00	(C)
Net realized and unrealized gain (loss)	4.50		(1.38)	0.10	(0.82)		0.86
Total investment operations	4.52		(1.33)	0.09	(0.81)		0.86

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.02)	—		—
Net realized gains	—		(0.21)	(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	—		(0.37)	(0.89)	(0.47)		—

Net asset value, end of period/year	$12.75		$8.23	$9.93	$10.73		$12.01
Total return	54.92	%(D)	(14.05)%	2.13%	(7.25)%		7.71	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,593		$6,206	$7,982	$9,264		$11,811
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(E)	1.42%	1.40%	1.45	%(F)	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.29	%(E)	1.40%	1.39%	1.35	%(F)	1.43	%(E)
Net investment income (loss) to average net assets	0.32	%(E)	0.59%	(0.08)%	0.10%		0.01	%(E)
Portfolio turnover rate	34	%(D)	80%	168%	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R4
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015
Net asset value, beginning of period/year	$8.23		$9.95	$10.74	$12.01		$11.25		$9.52		$10.23

Investment operations:
Net investment income (loss) (D)	0.03		0.08	(0.01)	0.04		0.01		0.06		0.07
Net realized and unrealized gain (loss)	4.51		(1.39)	0.14	(0.84)		0.76		1.75		(0.72)
Total investment operations	4.54		(1.31)	0.13	(0.80)		0.77		1.81		(0.65)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.20)	(0.05)	—		(0.01)		(0.08)		(0.06)
Net realized gains	—		(0.21)	(0.87)	(0.47)		—		—		—
Total dividends and/or distributions to shareholders	(0.01)		(0.41)	(0.92)	(0.47)		(0.01)		(0.08)		(0.06)

Net asset value, end of period/year	$12.76		$8.23	$9.95	$10.74		$12.01		$11.25		$9.52
Total return	55.13	%(E)	(13.88)%	2.57%	(6.99)%		6.85	%(E)	19.24%		(6.33)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$268		$117	$328	$253		$345		$7,065		$6,709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(F)	1.17%	1.15%	1.21	%(G)	2.06	%(F)	1.72%		1.73%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.10%	1.10%	1.10	%(G)	1.17	%(F)(H)	1.11	%(H)(I)	1.10%
Net investment income (loss) to average net assets	0.46	%(F)	0.93%	(0.07)%	0.36%		0.06	%(F)	0.67%		0.73%
Portfolio turnover rate	34	%(E)	80%	168%	84%		35	%(E)	89%		133%

(A)	Transamerica Partners Institutional Small Value reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 2.16-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$8.28		$10.00	$10.81		$12.10		$11.20

Investment operations:
Net investment income (loss) (B)	0.05		0.09	0.03		0.07		0.00	(C)
Net realized and unrealized gain (loss)	4.53		(1.39)	0.12		(0.84)		0.90
Total investment operations	4.58		(1.30)	0.15		(0.77)		0.90

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.21)	(0.09)		(0.05)		—
Net realized gains	—		(0.21)	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.03)		(0.42)	(0.96)		(0.52)		—

Net asset value, end of period/year	$12.83		$8.28	$10.00		$10.81		$12.10
Total return	55.35	%(D)	(13.69)%	2.84%		(6.85)%		7.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$78		$50	$58		$57		$61
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(E)	0.92%	0.90%		0.95	%(F)	0.93	%(E)
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.90%	0.90	%(G)	0.86	%(F)	0.93	%(E)
Net investment income (loss) to average net assets	0.82	%(E)	1.08%	0.35%		0.57%		0.55	%(E)
Portfolio turnover rate	34	%(D)	80%	168%		84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$21.78		$25.45	$26.61	$29.46	$25.09	$26.18

Investment operations:
Net investment income (loss) (A)	0.02		0.14	0.13	0.14	0.03	0.24	(B)
Net realized and unrealized gain (loss)	10.28		(2.99)	1.41	0.61	5.92	0.87
Total investment operations	10.30		(2.85)	1.54	0.75	5.95	1.11

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.13)	(0.14)	(0.06)	(0.22)	(0.03)
Net realized gains	—		(0.69)	(2.56)	(3.54)	(1.36)	(2.17)
Total dividends and/or distributions to shareholders	(0.13)		(0.82)	(2.70)	(3.60)	(1.58)	(2.20)

Net asset value, end of period/year	$31.95		$21.78	$25.45	$26.61	$29.46	$25.09
Total return (C)	47.42	%(D)	(11.70)%	7.63%	2.25%	24.23%	4.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$388,634		$268,643	$349,550	$357,948	$362,890	$338,577
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24	%(E)	1.31%	1.31%	1.29%	1.28%	1.34%
Including waiver and/or reimbursement and recapture	1.24	%(E)	1.31%	1.31%	1.29%	1.28%	1.33	%(B)
Net investment income (loss) to average net assets	0.17	%(E)	0.61%	0.54%	0.49%	0.09%	0.99	%(B)
Portfolio turnover rate	34	%(D)	65%	60%	61%	104%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$18.37		$21.62	$23.05	$26.07	$22.37	$23.70

Investment operations:
Net investment income (loss) (A)	(0.06)		(0.01)	(0.02)	(0.03)	(0.15)	0.07	(B)
Net realized and unrealized gain (loss)	8.68		(2.55)	1.15	0.55	5.28	0.77
Total investment operations	8.62		(2.56)	1.13	0.52	5.13	0.84

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	(0.07)	—
Net realized gains	—		(0.69)	(2.56)	(3.54)	(1.36)	(2.17)
Total dividends and/or distributions to shareholders	—		(0.69)	(2.56)	(3.54)	(1.43)	(2.17)

Net asset value, end of period/year	$26.99		$18.37	$21.62	$23.05	$26.07	$22.37
Total return (C)	46.92	%(D)	(12.35)%	6.85%	1.60%	23.43%	3.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,746		$58,622	$116,291	$165,647	$241,737	$237,404
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.00	%(E)	2.02%	2.00%	1.96%	1.95%	2.02%
Including waiver and/or reimbursement and recapture	2.00	%(E)	2.02%	2.00%	1.96%	1.95%	2.01	%(B)
Net investment income (loss) to average net assets	(0.49	)%(E)	(0.04)%	(0.09)%	(0.11)%	(0.59)%	0.31	%(B)
Portfolio turnover rate	34	%(D)	65%	60%	61%	104%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$22.67		$26.46	$27.56	$30.40	$25.84	$26.91

Investment operations:
Net investment income (loss) (A)	0.07		0.23	0.23	0.24	0.10	0.34	(B)
Net realized and unrealized gain (loss)	10.69		(3.11)	1.46	0.63	6.14	0.89
Total investment operations	10.76		(2.88)	1.69	0.87	6.24	1.23

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.22)	(0.23)	(0.17)	(0.32)	(0.13)
Net realized gains	—		(0.69)	(2.56)	(3.54)	(1.36)	(2.17)
Total dividends and/or distributions to shareholders	(0.21)		(0.91)	(2.79)	(3.71)	(1.68)	(2.30)

Net asset value, end of period/year	$33.22		$22.67	$26.46	$27.56	$30.40	$25.84
Total return	47.69	%(C)	(11.41)%	8.03%	2.60%	24.68%	5.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$388,142		$228,537	$296,684	$270,188	$242,460	$158,538
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(D)	0.95%	0.95%	0.94%	0.94%	0.98%
Including waiver and/or reimbursement and recapture	0.93	%(D)	0.95%	0.95%	0.94%	0.94%	0.97	%(B)
Net investment income (loss) to average net assets	0.45	%(D)	0.98%	0.90%	0.82%	0.35%	1.35	%(B)
Portfolio turnover rate	34	%(C)	65%	60%	61%	104%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$22.73		$26.52	$27.62	$30.45	$25.88	$26.95

Investment operations:
Net investment income (loss) (A)	0.13		0.25	0.26	0.27	0.15	0.36	(B)
Net realized and unrealized gain (loss)	10.67		(3.11)	1.46	0.63	6.12	0.90
Total investment operations	10.80		(2.86)	1.72	0.90	6.27	1.26

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.24)	(0.26)	(0.19)	(0.34)	(0.16)
Net realized gains	—		(0.69)	(2.56)	(3.54)	(1.36)	(2.17)
Total dividends and/or distributions to shareholders	(0.24)		(0.93)	(2.82)	(3.73)	(1.70)	(2.33)

Net asset value, end of period/year	$33.29		$22.73	$26.52	$27.62	$30.45	$25.88
Total return	47.75	%(C)	(11.30)%	8.14%	2.72%	24.80%	5.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,681		$17,795	$20,641	$19,429	$20,628	$18,082
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.85%	0.85%	0.84%	0.84%	0.88%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.85%	0.85%	0.84%	0.84%	0.87	%(B)
Net investment income (loss) to average net assets	0.92	%(D)	1.06%	1.01%	0.95%	0.51%	1.46	%(B)
Portfolio turnover rate	34	%(C)	65%	60%	61%	104%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$22.83		$26.64	$27.74	$30.56	$25.97	$26.95

Investment operations:
Net investment income (loss) (A)	0.09		0.24	0.20	0.18	0.10	0.44	(B)
Net realized and unrealized gain (loss)	10.76		(3.12)	1.52	0.74	6.19	0.82
Total investment operations	10.85		(2.88)	1.72	0.92	6.29	1.26

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.24)	(0.26)	(0.20)	(0.34)	(0.07)
Net realized gains	—		(0.69)	(2.56)	(3.54)	(1.36)	(2.17)
Total dividends and/or distributions to shareholders	(0.24)		(0.93)	(2.82)	(3.74)	(1.70)	(2.24)

Net asset value, end of period/year	$33.44		$22.83	$26.64	$27.74	$30.56	$25.97
Total return	47.76	%(C)	(11.32)%	8.11%	2.75%	24.79%	5.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$74,889		$51,481	$48,043	$11,822	$3,961	$941
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.85%	0.85%	0.84%	0.84%	0.88%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.85%	0.85%	0.84%	0.84%	0.86	%(B)
Net investment income (loss) to average net assets	0.59	%(D)	1.04%	0.80%	0.62%	0.33%	1.72	%(B)
Portfolio turnover rate	34	%(C)	65%	60%	61%	104%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Sustainable Bond
	Class I
	April 30, 2021 (unaudited)		October 31, 2020 (A)
Net asset value, beginning of period/year	$9.82		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.02
Net realized and unrealized gain (loss)	(0.16)		(0.17)
Total investment operations	(0.10)		(0.15)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.03)

Net asset value, end of period/year	$9.65		$9.82
Total return	(1.03	)%(C)	(1.52	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$976		$985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51	%(D)	1.79	%(D)
Including waiver and/or reimbursement and recapture	0.50	%(D)	0.50	%(D)
Net investment income (loss) to average net assets	1.26	%(D)	0.93	%(D)
Portfolio turnover rate	20	%(C)	33	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Sustainable Bond
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020 (A)
Net asset value, beginning of period/year	$9.82		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.02
Net realized and unrealized gain (loss)	(0.16)		(0.17)
Total investment operations	(0.10)		(0.15)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.03)

Net asset value, end of period/year	$9.65		$9.82
Total return	(1.01	)%(C)	(1.51	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,394		$23,636
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.42	%(D)	1.70	%(D)
Including waiver and/or reimbursement and recapture	0.45	%(D)	0.45	%(D)
Net investment income (loss) to average net assets	1.31	%(D)	0.98	%(D)
Portfolio turnover rate	20	%(C)	33	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$6.86		$9.57	$10.59	$11.53	$11.15	$12.75

Investment operations:
Net investment income (loss) (A)	0.07		0.15	0.20	0.21	0.20	0.23	(B)
Net realized and unrealized gain (loss)	1.94		(1.60)	0.43	(0.19)	1.92	0.23
Total investment operations	2.01		(1.45)	0.63	0.02	2.12	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.16)	(0.20)	(0.21)	(0.24)	(0.23)
Net realized gains	—		(1.10)	(1.45)	(0.75)	(1.50)	(1.83)
Total dividends and/or distributions to shareholders	(0.10)		(1.26)	(1.65)	(0.96)	(1.74)	(2.06)

Net asset value, end of period/year	$8.77		$6.86	$9.57	$10.59	$11.53	$11.15
Total return (C)	29.22	%(D)	(17.52)%	8.43%	(0.20)%	20.35%	4.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,636		$69,391	$82,402	$83,567	$94,083	$86,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	1.06%	1.05%	1.03%	1.01%	0.97%
Including waiver and/or reimbursement and recapture	1.02	%(E)(F)	1.06%	1.05%	1.03%	1.01%	0.97	%(B)
Net investment income (loss) to average net assets	1.76	%(E)	1.94%	2.11%	1.85%	1.77%	2.09	%(B)
Portfolio turnover rate	137	%(D)	45%	55%	22%	14%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class C
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$6.83		$9.52	$10.53	$11.47	$11.09	$12.70

Investment operations:
Net investment income (loss) (A)	0.04		0.09	0.12	0.11	0.11	0.14	(B)
Net realized and unrealized gain (loss)	1.91		(1.59)	0.44	(0.19)	1.91	0.22
Total investment operations	1.95		(1.50)	0.56	(0.08)	2.02	0.36

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.09)	(0.12)	(0.11)	(0.14)	(0.14)
Net realized gains	—		(1.10)	(1.45)	(0.75)	(1.50)	(1.83)
Total dividends and/or distributions to shareholders	(0.05)		(1.19)	(1.57)	(0.86)	(1.64)	(1.97)

Net asset value, end of period/year	$8.73		$6.83	$9.52	$10.53	$11.47	$11.09
Total return (C)	28.68	%(D)	(18.21)%	7.57%	(1.06)%	19.42%	3.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,371		$2,641	$5,836	$5,816	$7,080	$7,755
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.93	%(E)	1.93%	1.91%	1.86%	1.84%	1.80%
Including waiver and/or reimbursement and recapture	1.89	%(E)	1.90%	1.90%	1.86%	1.84%	1.80	%(B)
Net investment income (loss) to average net assets	1.00	%(E)	1.23%	1.25%	1.02%	0.96%	1.23	%(B)
Portfolio turnover rate	137	%(D)	45%	55%	22%	14%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$6.86		$9.57	$10.59	$11.52	$11.14	$12.75

Investment operations:
Net investment income (loss) (A)	0.08		0.17	0.21	0.22	0.21	0.25	(B)
Net realized and unrealized gain (loss)	1.93		(1.61)	0.44	(0.17)	1.93	0.22
Total investment operations	2.01		(1.44)	0.65	0.05	2.14	0.47

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.17)	(0.22)	(0.23)	(0.26)	(0.25)
Net realized gains	—		(1.10)	(1.45)	(0.75)	(1.50)	(1.83)
Total dividends and/or distributions to shareholders	(0.10)		(1.27)	(1.67)	(0.98)	(1.76)	(2.08)

Net asset value, end of period/year	$8.77		$6.86	$9.57	$10.59	$11.52	$11.14
Total return	29.46	%(C)	(17.36)%	8.65%	0.06%	20.56%	4.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,933		$8,240	$12,013	$16,823	$17,286	$10,559
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.88%	0.87%	0.85%	0.84%	0.81%
Including waiver and/or reimbursement and recapture	0.78	%(D)(E)	0.88%	0.87%	0.85%	0.84%	0.80	%(B)
Net investment income (loss) to average net assets	2.07	%(D)	2.16%	2.30%	1.98%	1.91%	2.26	%(B)
Portfolio turnover rate	137	%(C)	45%	55%	22%	14%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$6.86		$9.57	$10.59	$11.53	$11.15	$12.75

Investment operations:
Net investment income (loss) (A)	0.09		0.16	0.22	0.24	0.23	0.26	(B)
Net realized and unrealized gain (loss)	1.92		(1.59)	0.44	(0.19)	1.92	0.23
Total investment operations	2.01		(1.43)	0.66	0.05	2.15	0.49

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.18)	(0.23)	(0.24)	(0.27)	(0.26)
Net realized gains	—		(1.10)	(1.45)	(0.75)	(1.50)	(1.83)
Total dividends and/or distributions to shareholders	(0.11)		(1.28)	(1.68)	(0.99)	(1.77)	(2.09)

Net asset value, end of period/year	$8.76		$6.86	$9.57	$10.59	$11.53	$11.15
Total return	29.39	%(C)	(17.26)%	8.77%	0.08%	20.67%	4.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$256,189		$420,958	$428,187	$484,565	$576,947	$672,378
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(D)	0.78%	0.77%	0.75%	0.74%	0.70%
Including waiver and/or reimbursement and recapture	0.74	%(D)	0.78%	0.77%	0.75%	0.74%	0.70	%(B)
Net investment income (loss) to average net assets	2.29	%(D)	2.18%	2.40%	2.14%	2.07%	2.31	%(B)
Portfolio turnover rate	137	%(C)	45%	55%	22%	14%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$6.86		$9.57	$10.59	$11.52	$11.15	$12.75

Investment operations:
Net investment income (loss) (A)	0.09		0.16	0.22	0.24	0.21	0.27	(B)
Net realized and unrealized gain (loss)	1.92		(1.59)	0.44	(0.18)	1.93	0.22
Total investment operations	2.01		(1.43)	0.66	0.06	2.14	0.49

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.18)	(0.23)	(0.24)	(0.27)	(0.26)
Net realized gains	—		(1.10)	(1.45)	(0.75)	(1.50)	(1.83)
Total dividends and/or distributions to shareholders	(0.11)		(1.28)	(1.68)	(0.99)	(1.77)	(2.09)

Net asset value, end of period/year	$8.76		$6.86	$9.57	$10.59	$11.52	$11.15
Total return	29.39	%(C)	(17.25)%	8.77%	0.17%	20.67%	4.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,074		$4,586	$4,518	$4,082	$3,524	$474
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(D)	0.78%	0.77%	0.75%	0.74%	0.71%
Including waiver and/or reimbursement and recapture	0.74	%(D)	0.78%	0.77%	0.75%	0.74%	0.70	%(B)
Net investment income (loss) to average net assets	2.34	%(D)	2.18%	2.37%	2.11%	1.90%	2.39	%(B)
Portfolio turnover rate	137	%(C)	45%	55%	22%	14%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Unconstrained Bond
	Class A
	April 30, 2021 (unaudited)		October 31, 2020 (A)
Net asset value, beginning of period	$9.89		$9.82

Investment operations:
Net investment income (loss) (B)	0.16		0.02
Net realized and unrealized gain (loss)	0.44		0.08
Total investment operations	0.60		0.10

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.02)
Return of capital	—		(0.01)
Total dividends and/or distributions to shareholders	(0.16)		(0.03)

Net asset value, end of period	$10.33		$9.89
Total return	6.18	%(C)	0.98	%(C)

Ratio and supplemental data:
Net assets end of period(000’s)	$232		$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.07	%(E)	0.94	%(E)
Including waiver and/or reimbursement and recapture	1.06	%(E)	0.93	%(E)
Net investment income (loss) to average net assets	3.07	%(E)	2.25	%(E)
Portfolio turnover rate	40	%(C)	126%

(A)	Commenced operations on October 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.89		$9.85		$9.85		$10.23		$9.92	$9.83

Investment operations:
Net investment income (loss) (A)	0.17		0.28		0.41		0.37		0.22	0.42	(B)
Net realized and unrealized gain (loss)	0.44		0.08		0.00	(C)(D)	(0.38)		0.38	0.04
Total investment operations	0.61		0.36		0.41		(0.01)		0.60	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.27)		(0.36)		(0.33)		(0.29)	(0.37)
Net realized gains	—		—		—		(0.00	) (C)	—	—
Return of capital	—		(0.05)		(0.05)		(0.04)		—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.32)		(0.41)		(0.37)		(0.29)	(0.37)

Net asset value, end of period/year	$10.33		$9.89		$9.85		$9.85		$10.23	$9.92
Total return	6.27	%(E)	3.83%		4.23%		(0.14)%		6.07%	4.86%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,414		$757		$869		$1,817		$2,110	$287
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(F)(G)	0.80	%(G)	0.83	%(G)	0.87	%(G)	0.91%	0.95%
Including waiver and/or reimbursement and recapture	0.78	%(F)(G)	0.80	%(G)(H)	0.83	%(G)(H)	0.87	%(G)(H)	0.93%	0.95	%(B)
Net investment income (loss) to average net assets	3.30	%(F)	2.91%		4.22%		3.62%		2.18%	4.33	%(B)
Portfolio turnover rate	40	%(E)	126%		87%		72%		87%	141%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.87		$9.83		$9.81		$10.20		$9.91	$9.83

Investment operations:
Net investment income (loss) (A)	0.17		0.30		0.42		0.40		0.27	0.43	(B)
Net realized and unrealized gain (loss)	0.44		0.07		0.02	(C)	(0.41)		0.35	0.03
Total investment operations	0.61		0.37		0.44		(0.01)		0.62	0.46

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.27)		(0.37)		(0.34)		(0.33)	(0.38)
Net realized gains	—		—		—		(0.00	)(D)	—	—
Return of capital	—		(0.06)		(0.05)		(0.04)		—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.33)		(0.42)		(0.38)		(0.33)	(0.38)

Net asset value, end of period/year	$10.31		$9.87		$9.83		$9.81		$10.20	$9.91
Total return	6.23	%(E)	3.93%		4.54%		(0.10)%		6.32%	4.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,601,207		$1,588,098		$993,309		$709,125		$266,887	$219,009
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(F)(G)	0.70	%(G)	0.73	%(G)	0.78	%(G)	0.81%	0.84%
Including waiver and/or reimbursement and recapture	0.68	%(F)(G)	0.69	%(G)	0.73	%(G)(H)	0.78	%(G)(H)	0.81%	0.84	%(B)
Net investment income (loss) to average net assets	3.44	%(F)	3.12%		4.25%		3.97%		2.70%	4.40	%(B)
Portfolio turnover rate	40	%(E)	126%		87%		72%		87%	141%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years	Transamerica US Growth
indicated:	Class A
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$25.92		$22.16	$20.92	$20.75		$16.87	$17.45

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.08)	(0.06)	(0.07)		0.01	0.00	(B)(C)
Net realized and unrealized gain (loss)	6.19		5.68	3.44	2.36		4.25	(0.17)
Total investment operations	6.14		5.60	3.38	2.29		4.26	(0.17)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.00	)(C)	(0.01)	(0.00	)(C)
Net realized gains	(2.66)		(1.84)	(2.14)	(2.12)		(0.37)	(0.41)
Total dividends and/or distributions to shareholders	(2.66)		(1.84)	(2.14)	(2.12)		(0.38)	(0.41)

Net asset value, end of period/year	$29.40		$25.92	$22.16	$20.92		$20.75	$16.87
Total return (D)	24.58	%(E)	26.76%	19.17%	11.74%		25.76%	(0.95)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$910,475		$764,325	$661,541	$550,529		$500,587	$432,130
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(F)	1.08%	1.16%	1.16%		1.18%	1.20%
Including waiver and/or reimbursement and recapture	1.01	%(F)	1.08%	1.16%	1.16%		1.18%	1.18	%(B)
Net investment income (loss) to average net assets	(0.34	)%(F)	(0.35)%	(0.32)%	(0.35)%		0.07%	0.03	%(B)
Portfolio turnover rate	17	%(E)	28%	37%	27%		35%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2021 (unaudited)		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$23.58		$20.47		$19.63	$19.75	$16.18		$16.89

Investment operations:
Net investment income (loss) (A)	(0.14)		(0.24)		(0.21)	(0.22)	(0.13)		(0.12	)(B)
Net realized and unrealized gain (loss)	5.60		5.19		3.19	2.22	4.07		(0.18)
Total investment operations	5.46		4.95		2.98	2.00	3.94		(0.30)

Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	(0.00	)(C)	—
Net realized gains	(2.66)		(1.84)		(2.14)	(2.12)	(0.37)		(0.41)
Total dividends and/or distributions to shareholders	(2.66)		(1.84)		(2.14)	(2.12)	(0.37)		(0.41)

Net asset value, end of period/year	$26.38		$23.58		$20.47	$19.63	$19.75		$16.18
Total return (D)	24.09	%(E)	25.72%		18.30%	10.78%	24.84%		(1.77)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,330		$18,000		$18,378	$13,930	$48,087		$44,877
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.80	%(F)	1.87	%(G)	1.93%	1.96%	1.97%		1.99%
Including waiver and/or reimbursement and recapture	1.80	%(F)(H)	1.87	%(G)(H)	1.93%	1.96%	1.97%		1.97	%(B)
Net investment income (loss) to average net assets	(1.11	)%(F)	(1.12)%		(1.09)%	(1.09)%	(0.72)%		(0.76	)%(B)
Portfolio turnover rate	17	%(E)	28%		37%	27%	35%		34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes extraordinary expenses outside the operating expense limit.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$26.67		$22.70	$21.31	$21.11	$17.15	$17.74

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)	(0.01)	(0.01)	0.07	0.06	(B)
Net realized and unrealized gain (loss)	6.37		5.83	3.54	2.39	4.33	(0.18)
Total investment operations	6.36		5.81	3.53	2.38	4.40	(0.12)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.06)	(0.07)	(0.06)
Net realized gains	(2.66)		(1.84)	(2.14)	(2.12)	(0.37)	(0.41)
Total dividends and/or distributions to shareholders	(2.66)		(1.84)	(2.14)	(2.18)	(0.44)	(0.47)

Net asset value, end of period/year	$30.37		$26.67	$22.70	$21.31	$21.11	$17.15
Total return	24.72	%(C)	27.07%	19.56%	12.01%	26.21%	(0.67)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$359,488		$309,755	$266,730	$186,752	$183,788	$160,628
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(D)	0.82%	0.86%	0.87%	0.88%	0.87%
Including waiver and/or reimbursement and recapture	0.77	%(D)	0.82%	0.86%	0.87%	0.88%	0.85	%(B)
Net investment income (loss) to average net assets	(0.10	)%(D)	(0.08)%	(0.03)%	(0.06)%	0.37%	0.35	%(B)
Portfolio turnover rate	17	%(C)	28%	37%	27%	35%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$26.68		$22.68	$21.27	$21.07	$17.13	$17.72

Investment operations:
Net investment income (loss) (A)	—		0.01	0.01	0.02	0.09	0.08	(B)
Net realized and unrealized gain (loss)	6.38		5.83	3.54	2.39	4.31	(0.18)
Total investment operations	6.38		5.84	3.55	2.41	4.40	(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—	—	(0.09)	(0.09)	(0.08)
Net realized gains	(2.66)		(1.84)	(2.14)	(2.12)	(0.37)	(0.41)
Total dividends and/or distributions to shareholders	(2.67)		(1.84)	(2.14)	(2.21)	(0.46)	(0.49)

Net asset value, end of period/year	$30.39		$26.68	$22.68	$21.27	$21.07	$17.13
Total return	24.80	%(C)	27.23%	19.70%	12.18%	26.29%	(0.53)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$636,607		$529,573	$491,921	$190,514	$230,952	$258,722
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66	%(D)	0.70%	0.74%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.66	%(D)	0.70%	0.74%	0.75%	0.75%	0.72	%(B)
Net investment income (loss) to average net assets	0.01	%(D)	0.03%	0.07%	0.08%	0.50%	0.48	%(B)
Portfolio turnover rate	17	%(C)	28%	37%	27%	35%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class T
April 30, 2021 (unaudited)	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$79.77	$64.44	$56.19	$52.20	$41.76	$42.47

Investment operations:
Net investment income (loss) (A)	(0.01)	(0.01)	0.02	0.00	(B)	0.20	0.17	(C)
Net realized and unrealized gain (loss)	19.54	17.18	10.37	6.16	10.66	(0.43)
Total investment operations	19.53	17.17	10.39	6.16	10.86	(0.26)

Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.05)	(0.05)	(0.04)
Net realized gains	(2.66)	(1.84)	(2.14)	(2.12)	(0.37)	(0.41)
Total dividends and/or distributions to shareholders	(2.66)	(1.84)	(2.14)	(2.17)	(0.42)	(0.45)

Net asset value, end of period/year	$96.64	$79.77	$64.44	$56.19	$52.20	$41.76
Total return (D)	24.78	%(E)	27.17%	19.63%	12.10%	26.24%	(0.59)%

Ratios and supplemental data:
Net assets end of period/year (000’s)	$174,784	$144,510	$125,598	$113,486	$109,183	$94,877
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(F)	0.75%	0.80%	0.81%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.69	%(F)	0.75%	0.80%	0.81%	0.82%	0.80	%(C)
Net investment income (loss) to average net assets	(0.03	)%(F)	(0.02)%	0.04%	0.02%	0.43%	0.40	%(C)
Portfolio turnover rate	17	%(E)	28%	37%	27%	35%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS

At April 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Balanced II (“Balanced II”)	I3,R
Transamerica Bond (“Bond”)	A,C,I,I2,R6
Transamerica Capital Growth (“Capital Growth”)	A,C,I,I2,R6
Transamerica Dynamic Income (“Dynamic Income”)	A,C,I
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	A,C,I,I2,R6
Transamerica Emerging Markets Opportunities (“Emerging Markets Opportunities”)	I,I2
Transamerica Event Driven (“Event Driven”)	I,I2
Transamerica Floating Rate (“Floating Rate”)	A,C,I,I2
Transamerica Global Equity (“Global Equity”)	A,C,I,R6
Transamerica Government Money Market (“Government Money Market”)	A,C,I,I2,I3,R2,R4
Transamerica High Quality Bond (“‘High Quality Bond”)	I3,R,R4
Transamerica High Yield Bond (“High Yield Bond”)	A,C,I,I2,I3,R,R4,R6
Transamerica High Yield ESG (“High Yield ESG”)	I,I2
Transamerica High Yield Muni (“High Yield Muni”)	A,C,I,I2
Transamerica Inflation Opportunities (“Inflation Opportunities”)	A,C,I,I2,R6
Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)	I3,R,R4
Transamerica Intermediate Bond (“Intermediate Bond”)	I2,I3,R,R4
Transamerica Intermediate Muni (“Intermediate Muni”)	A,C,I,I2
Transamerica International Equity (“International Equity”)	A,C,I,I2,I3,R,R4,R6
Transamerica International Growth (“International Growth”)	A,I,I2,R6
Transamerica International Small Cap Value (“International Small Cap Value”)	I,I2
Transamerica International Stock (“International Stock”)	A,I,I2,R6
Transamerica Large Cap Value (“Large Cap Value”)	A,C,I,I2,R6
Transamerica Large Core (“Large Core”)	I3,R,R4
Transamerica Large Growth (“Large Growth”)	I3,R,R4
Transamerica Large Value Opportunities (“Large Value Opportunities”)	I3,R,R4
Transamerica Mid Cap Growth (“Mid Cap Growth”)	A,C,I,I2,I3,R,R4
Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)	A,C,I,I2,I3,R,R4,R6
Transamerica MLP & Energy Income (“MLP & Energy Income”)	A,C,I,I2
Transamerica Multi-Asset Income (“Multi-Asset Income”)	A,C,I,I2
Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)	A,C,I,R6
Transamerica Short-Term Bond (“Short-Term Bond”)	A,C,I,I2,R6
Transamerica Small Cap Growth (“Small Cap Growth”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small Cap Value (“Small Cap Value”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)	A,C,I,I2,R6
Transamerica Sustainable Bond (“Sustainable Bond”)	I,I2
Transamerica Sustainable Equity Income (“Sustainable Equity Income”) (A)	A,C,I,I2,R6
Transamerica Unconstrained Bond (“Unconstrained Bond”)	A,I,I2
Transamerica US Growth (“US Growth”)	A,C,I,I2,T

(A)	Formerly, Transamerica Dividend Focused.

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase.

Effective as of March 31, 2021, Government Money Market closed to most new investors. The following investors may continue to purchase Fund shares after the close date: existing Fund investors, asset allocation funds and other investment products in which the Fund is currently an underlying investment option, retirement plans in which the Fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping.

Emerging Markets Debt, Event Driven, High Yield Muni and MLP & Energy Income are “non-diversified” funds, as defined under the 1940 Act.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

1. ORGANIZATION (continued)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2021, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Emerging Markets Opportunities	$805
International Equity	40,029
International Small Cap Value	3,405
International Stock	11,669
Large Cap Value	27,322
Large Core	3,574
Large Growth	1,952
Mid Cap Growth	2,322
Mid Cap Value Opportunities	28,607
MLP & Energy Income	38
Multi-Asset Income	631
Multi-Managed Balanced	4,032

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Commissions Recaptured
Small Cap Growth	$1,764
Small Cap Value	204,860
Small/Mid Cap Value	14,987
Sustainable Equity Income	182
US Growth	7,007

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, reverse repurchase agreements, short sale transactions, illiquid investments, or Level 3 classified securities have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Event Driven using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2021, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statements of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statements of Operations. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
Safety Products / JHC Acquisition Corp., Delayed Draw Term Loan	$28,676	$(1,129)
Southern Veterinary Partners LLC, Delayed Draw Term Loan	30,303	—
Therma Intermediate LLC, Delayed Draw Term Loan	36,245	(45)
TricorBraun Holdings, Inc., Delayed Draw Term Loan	43,926	(450)
Total	$139,150	$(1,624)

Unconstrained Bond
Cano Health LLC, Delayed Draw Term Loan	$60,351	$467
Service Logic Acquisition, Inc., Delayed Draw Term Loan	93,348	313
TricorBraun Holdings, Inc., Delayed Draw Term Loan	103,978	(1,194)
Total	$257,677	$(414)

Open funded loan participations and assignments at April 30, 2021, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statements of Assets and Liabilities.

PIKs held at April 30, 2021, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2021, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2021.

Repurchase agreements at April 30, 2021, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Statements of Assets and Liabilities. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations.

Open short sale transactions at April 30, 2021, if any, are included within the Schedule of Investments and are reflected in Securities sold short, at value within the Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2021. Funds not listed in the subsequent table did not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$200,891	$—	$—	$—	$200,891
Preferred Stocks	8,330	—	—	—	8,330
Corporate Debt Securities	729,220	—	—	—	729,220
U.S. Government Obligations	721,869	—	—	—	721,869
Total Securities Lending Transactions	$1,660,310	$—	$—	$—	$1,660,310
Total Borrowings	$1,660,310	$—	$—	$—	$1,660,310

Bond
Securities Lending Transactions
Corporate Debt Securities	$17,142,148	$—	$—	$—	$17,142,148
Total Borrowings	$17,142,148	$—	$—	$—	$17,142,148

Capital Growth
Securities Lending Transactions
Common Stocks	$137,435,556	$—	$—	$—	$137,435,556
Total Borrowings	$137,435,556	$—	$—	$—	$137,435,556

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$21,954,649	$—	$—	$—	$21,954,649
Total Borrowings	$21,954,649	$—	$—	$—	$21,954,649

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$8,492,326	$—	$—	$—	$8,492,326
Foreign Government Obligations	4,658,179	—	—	—	4,658,179
Total Securities Lending Transactions	$13,150,505	$—	$—	$—	$13,150,505
Total Borrowings	$13,150,505	$—	$—	$—	$13,150,505

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Emerging Markets Opportunities
Securities Lending Transactions
Common Stocks	$10,044,529	$—	$—	$—	$10,044,529
Total Borrowings	$10,044,529	$—	$—	$—	$10,044,529

Event Driven
Securities Lending Transactions
Common Stocks	$20,596	$—	$—	$—	$20,596
Convertible Bonds	2,033,124	—	—	—	2,033,124
Total Securities Lending Transactions	$2,053,720	$—	$—	$—	$2,053,720
Total Borrowings	$2,053,720	$—	$—	$—	$2,053,720

Global Equity
Securities Lending Transactions
Common Stocks	$462,439	$—	$—	$—	$462,439
Exchange-Traded Funds	1,152,040	—	—	—	1,152,040
Total Securities Lending Transactions	$1,614,479	$—	$—	$—	$1,614,479
Total Borrowings	$1,614,479	$—	$—	$—	$1,614,479

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$2,098,406	$—	$—	$—	$2,098,406
U.S. Government Obligations	1,475,628	—	—	—	1,475,628
Total Securities Lending Transactions	$3,574,034	$—	$—	$—	$3,574,034
Total Borrowings	$3,574,034	$—	$—	$—	$3,574,034

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$61,358,320	$—	$—	$—	$61,358,320
Total Borrowings	$61,358,320	$—	$—	$—	$61,358,320

High Yield ESG
Securities Lending Transactions
Corporate Debt Securities	$420,982	$—	$—	$—	$420,982
Preferred Stocks	154,116	—	—	—	154,116
Total Securities Lending Transactions	$575,098	$—	$—	$—	$575,098
Total Borrowings	$575,098	$—	$—	$—	$575,098

High Yield Muni
Securities Lending Transactions
Corporate Debt Securities	$103,771	$—	$—	$—	$103,771
Exchange-Traded Funds	213,729	—	—	—	213,729
Total Securities Lending Transactions	$317,500	$—	$—	$—	$317,500
Total Borrowings	$317,500	$—	$—	$—	$317,500

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$2,608,417	$—	$—	$—	$2,608,417
U.S. Government Obligations	3,454,898	—	—	—	3,454,898
Total Securities Lending Transactions	$6,063,315	$—	$—	$—	$6,063,315
Total Borrowings	$6,063,315	$—	$—	$—	$6,063,315

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$906,345	$—	$—	$—	$906,345
Total Borrowings	$906,345	$—	$—	$—	$906,345

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$1,916,420	$—	$—	$—	$1,916,420
Foreign Government Obligations	1,244,811	—	—	—	1,244,811
U.S. Government Obligations	8,714,627	—	—	—	8,714,627
Total Securities Lending Transactions	$11,875,858	$—	$—	$—	$11,875,858
Total Borrowings	$11,875,858	$—	$—	$—	$11,875,858

International Equity
Securities Lending Transactions
Common Stocks	$165,342,324	$—	$—	$—	$165,342,324
Total Borrowings	$165,342,324	$—	$—	$—	$165,342,324

International Growth
Securities Lending Transactions
Common Stocks	$84,148,804	$—	$—	$—	$84,148,804
Total Borrowings	$84,148,804	$—	$—	$—	$84,148,804

International Small Cap Value
Securities Lending Transactions
Common Stocks	$4,424,185	$—	$—	$—	$4,424,185
Total Borrowings	$4,424,185	$—	$—	$—	$4,424,185

International Stock
Securities Lending Transactions
Common Stocks	$2,779,002	$—	$—	$—	$2,779,002
Total Borrowings	$2,779,002	$—	$—	$—	$2,779,002

Large Growth
Securities Lending Transactions
Common Stocks	$16,115,285	$—	$—	$—	$16,115,285
Total Borrowings	$16,115,285	$—	$—	$—	$16,115,285

Large Value Opportunities
Securities Lending Transactions
Common Stocks	$80,444	$—	$—	$—	$80,444
Total Borrowings	$80,444	$—	$—	$—	$80,444

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$39,600	$—	$—	$—	$39,600
Total Borrowings	$39,600	$—	$—	$—	$39,600

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$3,622,574	$—	$—	$—	$3,622,574
Total Borrowings	$3,622,574	$—	$—	$—	$3,622,574

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Multi-Asset Income
Securities Lending Transactions
Common Stocks	$2,695,484	$—	$—	$—	$2,695,484
Preferred Stocks	882,457	—	—	—	882,457
Exchange-Traded Funds	2,900,527	—	—	—	2,900,527
Corporate Debt Securities	9,369,667	—	—	—	9,369,667
Total Securities Lending Transactions	$15,848,135	$—	$—	$—	$15,848,135
Total Borrowings	$15,848,135	$—	$—	$—	$15,848,135

Multi-Managed Balanced
Securities Lending Transactions
Preferred Stocks	$16,175	$—	$—	$—	$16,175
Corporate Debt Securities	3,275,581	—	—	—	3,275,581
Foreign Government Obligations	424,767	—	—	—	424,767
U.S. Government Obligations	2,239,245	—	—	—	2,239,245
Total Securities Lending Transactions	$5,955,768	$—	$—	$—	$5,955,768
Total Borrowings	$5,955,768	$—	$—	$—	$5,955,768

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$12,832,183	$—	$—	$—	$12,832,183
Total Borrowings	$12,832,183	$—	$—	$—	$12,832,183

Small Cap Growth
Securities Lending Transactions
Common Stocks	$1,903,919	$—	$—	$—	$1,903,919
Total Borrowings	$1,903,919	$—	$—	$—	$1,903,919

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$3,202,695	$—	$—	$—	$3,202,695
Total Borrowings	$3,202,695	$—	$—	$—	$3,202,695

Sustainable Bond
Securities Lending Transactions
Corporate Debt Securities	$344,420	$—	$—	$—	$344,420
Foreign Government Obligations	109,060	—	—	—	109,060
Total Securities Lending Transactions	$453,480	$—	$—	$—	$453,480
Total Borrowings	$453,480	$—	$—	$—	$453,480

Sustainable Equity Income
Securities Lending Transactions
Common Stocks	$75,894	$—	$—	$—	$75,894
Total Borrowings	$75,894	$—	$—	$—	$75,894

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$36,314,071	$—	$—	$—	$36,314,071
Foreign Government Obligations	323,944	—	—	—	323,944
U.S. Government Obligations	284,350	—	—	—	284,350
Preferred Stocks	1,389,156	—	—	—	1,389,156
Total Securities Lending Transactions	$38,311,521	$—	$—	$—	$38,311,521
Total Borrowings	$38,311,521	$—	$—	$—	$38,311,521

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Funds, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2021, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2021. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$2,756	$—	$—	$2,756
Total	$—	$—	$2,756	$—	$—	$2,756

Capital Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$3,399,007	$—	$—	$—	$3,399,007
Total	$—	$3,399,007	$—	$—	$—	$3,399,007

Emerging Markets Debt
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$368,941	$—	$—	$—	$368,941
Total	$—	$368,941	$—	$—	$—	$368,941

Event Driven
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$36,500	$—	$—	$36,500
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	34,054	—	—	—	34,054
Total	$—	$34,054	$36,500	$—	$—	$70,554

Inflation Opportunities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$10,531	$—	$—	$—	$10,531
Total	$—	$10,531	$—	$—	$—	$10,531

Large Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$368,873	$—	$—	$—	$368,873
Total	$—	$368,873	$—	$—	$—	$368,873

Multi-Managed Balanced
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$364,708	$—	$—	$364,708
Total	$—	$—	$364,708	$—	$—	$364,708

Unconstrained Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$6,906,959	$—	$—	$—	$—	$6,906,959
Total	$6,906,959	$—	$—	$—	$—	$6,906,959

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(453)	$—	$—	$—	$—	$(453)
Total	$(453)	$—	$—	$—	$—	$(453)

Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(2,659)	$—	$—	$—	$—	$(2,659)
Total	$(2,659)	$—	$—	$—	$—	$(2,659)

Emerging Markets Debt
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(332,064)	$—	$—	$—	$(332,064)
Total	$—	$(332,064)	$—	$—	$—	$(332,064)

Event Driven
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(306,236)	$—	$—	$(306,236)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(6,820)	—	—	—	(6,820)
Total	$—	$(6,820)	$(306,236)	$—	$—	$(313,056)

High Yield Muni
Written options and swaptions:
Written options and swaptions, at value (A)	$—	$—	$(38,000)	$—	$—	$(38,000)
Total	$—	$—	$(38,000)	$—	$—	$(38,000)

Inflation Opportunities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(196,870)	$—	$—	$—	$(196,870)
Total	$—	$(196,870)	$—	$—	$—	$(196,870)

Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(148,745)	$—	$—	$—	$(148,745)
Total	$—	$(148,745)	$—	$—	$—	$(148,745)

Intermediate Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(15,891)	$—	$—	$—	$—	$(15,891)
Total	$(15,891)	$—	$—	$—	$—	$(15,891)

Intermediate Muni
Written options and swaptions:
Written options and swaptions, at value (A)	$—	$—	$(148,000)	$—	$—	$(148,000)
Total	$—	$—	$(148,000)	$—	$—	$(148,000)

Multi-Managed Balanced
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(3,950)	$—	$—	$—	$—	$(3,950)
Total	$(3,950)	$—	$—	$—	$—	$(3,950)

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unconstrained Bond
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(977,439)	$—	$—	$—	$(977,439)
Total	$—	$(977,439)	$—	$—	$—	$(977,439)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$(120)	$—	$93,827	$—	$—	$93,707
Total	$(120)	$—	$93,827	$—	$—	$93,707

Bond
Futures contracts	$(27,144)	$—	$—	$—	$—	$(27,144)
Total	$(27,144)	$—	$—	$—	$—	$(27,144)

Capital Growth
Purchased options and swaptions (A)	$—	$(2,095,185)	$—	$—	$—	$(2,095,185)
Total	$—	$(2,095,185)	$—	$—	$—	$(2,095,185)

Emerging Markets Debt
Forward foreign currency contracts	$—	$(858,836)	$—	$—	$—	$(858,836)
Total	$—	$(858,836)	$—	$—	$—	$(858,836)

Emerging Markets Opportunities
Futures contracts	$—	$—	$1,085,532	$—	$—	$1,085,532
Forward foreign currency contracts	—	11,228	—	—	—	11,228
Total	$—	$11,228	$1,085,532	$—	$—	$1,096,760

Event Driven
Purchased options and swaptions (A)	$—	$—	$(544,467)	$—	$—	$(544,467)
Written options and swaptions	—	—	43,527	—	—	43,527
Futures contracts	—	—	(753,965)	—	—	(753,965)
Forward foreign currency contracts	—	(59,240)	—	—	—	(59,240)
Total	$—	$(59,240)	$(1,254,905)	$—	$—	$(1,314,145)

High Yield Muni
Written options and swaptions	$—	$—	$6,518	$—	$—	$6,518
Total	$—	$—	$6,518	$—	$—	$6,518

Inflation Opportunities
Forward foreign currency contracts	$—	$(786,491)	$—	$—	$—	$(786,491)
Total	$—	$(786,491)	$—	$—	$—	$(786,491)

Inflation-Protected Securities
Forward foreign currency contracts	$—	$(491,673)	$—	$—	$—	$(491,673)
Total	$—	$(491,673)	$—	$—	$—	$(491,673)

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Intermediate Bond
Futures contracts	$(5,078)	$—	$—	$—	$—	$(5,078)
Total	$(5,078)	$—	$—	$—	$—	$(5,078)

Intermediate Muni
Written options and swaptions	$—	$—	$152,174	$—	$—	$152,174
Total	$—	$—	$152,174	$—	$—	$152,174

Multi-Managed Balanced
Futures contracts	$(1,323)	$—	$1,750,375	$—	$—	$1,749,052
Total	$(1,323)	$—	$1,750,375	$—	$—	$1,749,052

Unconstrained Bond
Futures contracts	$40,803,200	$—	$—	$—	$—	$40,803,200
Forward foreign currency contracts	—	(746,833)	—	—	—	(746,833)
Total	$40,803,200	$(746,833)	$—	$—	$—	$40,056,367

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$(453)	$—	$39,249	$—	$—	$38,796
Total	$(453)	$—	$39,249	$—	$—	$38,796

Bond
Futures contracts	$1,383	$—	$—	$—	$—	$1,383
Total	$1,383	$—	$—	$—	$—	$1,383

Capital Growth
Purchased options and swaptions (B)	$—	$(12,811,436)	$—	$—	$—	$(12,811,436)
Total	$—	$(12,811,436)	$—	$—	$—	$(12,811,436)

Emerging Markets Debt
Forward foreign currency contracts	$—	$21,844	$—	$—	$—	$21,844
Total	$—	$21,844	$—	$—	$—	$21,844

Emerging Markets Opportunities
Futures contracts	$—	$—	$59,889	$—	$—	$59,889
Total	$—	$—	$59,889	$—	$—	$59,889

Event Driven
Purchased options and swaptions (B)	$—	$—	$8,079	$—	$—	$8,079
Futures contracts	—	—	(559,604)	—	—	(559,604)
Forward foreign currency contracts	—	(29,499)	—	—	—	(29,499)
Total	$—	$(29,499)	$(551,525)	$—	$—	$(581,024)

High Yield Muni
Written options and swaptions	$—	$—	$(6,607)	$—	$—	$(6,607)
Total	$—	$—	$(6,607)	$—	$—	$(6,607)

Inflation Opportunities
Forward foreign currency contracts	$—	$(270,102)	$—	$—	$—	$(270,102)
Total	$—	$(270,102)	$—	$—	$—	$(270,102)

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Forward foreign currency contracts	$—	$(214,012)	$—	$—	$—	$(214,012)
Total	$—	$(214,012)	$—	$—	$—	$(214,012)

Intermediate Bond
Futures contracts	$(15,891)	$—	$—	$—	$—	$(15,891)
Total	$(15,891)	$—	$—	$—	$—	$(15,891)

Intermediate Muni
Written options and swaptions	$—	$—	$1,965	$—	$—	$1,965
Total	$—	$—	$1,965	$—	$—	$1,965

Large Growth
Purchased options and swaptions (B)	$—	$(1,746,355)	$—	$—	$—	$(1,746,355)
Total	$—	$(1,746,355)	$—	$—	$—	$(1,746,355)

Multi-Managed Balanced
Futures contracts	$(3,950)	$—	$720,399	$—	$—	$716,449
Total	$(3,950)	$—	$720,399	$—	$—	$716,449

Unconstrained Bond
Futures contracts	$3,064,286	$—	$—	$—	$—	$3,064,286
Forward foreign currency contracts	—	(2,906,941)	—	—	—	(2,906,941)
Total	$3,064,286	$(2,906,941)	$—	$—	$—	$157,345

(A)	Included within Net realized gain (loss) on Investments in the Statements of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2021.

	Balanced II	Bond	Capital Growth	Emerging Markets Debt	Emerging Markets Opportunities
Options:
Average value of option contracts purchased	$—	$—	$4,662,618	$—	$—
Average notional value of swaption contracts purchased	—	—	—	—	—
Futures contracts:
Average notional value of contracts — long	1,267,092	204,942	—	—	6,650,740
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	—	—	—	41,414,866	37,396
Average contract amounts sold — in USD	—	—	—	35,376,409	24,628

	Event Driven	High Yield Muni	Inflation Opportunities	Inflation- Protected Securities	Intermediate Bond
Options:
Average value of option contracts purchased	$128,328	$—	$—	$—	$—
Average notional value of swaption contracts purchased	—	—	—	—	—
Average value of option contracts written	(7,300)	(6,657)	—	—	—
Average notional value of swaption contracts written	—	—	—	—	—
Futures contracts:
Average notional value of contracts — long	—	—	—	—	20,792,685
Average notional value of contracts — short	(5,578,901)	—	—	—	—
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	1,190,164	—	666,746	—	—
Average contract amounts sold — in USD	9,595,928	—	18,020,218	9,597,886	—

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Intermediate Muni	Large Growth	Multi- Managed Balanced	Unconstrained Bond
Options:
Average value of option contracts purchased	$—	$544,039	$—	$—
Average notional value of swaption contracts purchased	—	—	—	—
Average value of option contracts written	(21,143)	—	—	—
Average notional value of swaption contracts written	—	—	—	—
Futures contracts:
Average notional value of contracts — long	—	—	16,594,690	—
Average notional value of contracts — short	—	—	—	(500,445,550)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	—	—	—	12,692,537
Average contract amounts sold — in USD	—	—	—	142,749,544

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2021. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Capital Growth
BNP Paribas	$1,518,420	$—	$(1,517,000)	$1,420	$—	$—	$—	$—
Goldman Sachs International	1,874,529	—	(1,874,529)	—	—	—	—	—
Royal Bank of Scotland PLC	6,058	—	(6,058)	—	—	—	—	—

Total	$3,399,007	$—	$(3,397,587)	$1,420	$—	$—	$—	$—

Emerging Markets Debt
HSBC Bank USA	$83,868	$(23,265)	$—	$60,603	$23,265	$(23,265)	$—	$—
JPMorgan Chase Bank, N.A.	151,862	(59,033)	—	92,829	59,033	(59,033)	—	—
Morgan Stanley Capital Services, Inc.	112,635	(112,635)	—	—	249,766	(112,635)	(137,131)	—
Other Derivatives (C)	20,576	—	—	20,576	—	—	—	—

Total	$368,941	$(194,933)	$—	$174,008	$332,064	$(194,933)	$(137,131)	$—

Inflation Opportunities
JPMorgan Securities LLC	$10,531	$(10,531)	$—	$—	$196,870	$(10,531)	$(186,339)	$—

Total	$10,531	$(10,531)	$—	$—	$196,870	$(10,531)	$(186,339)	$—

Inflation-Protected Securities
JPMorgan Securities LLC	$—	$—	$—	$—	$148,745	$—	$—	$148,745

Total	$—	$—	$—	$—	$148,745	$—	$—	$148,745

Large Growth
BNP Paribas	$171,387	$—	$(171,387)	$—	$—	$—	$—	$—
Goldman Sachs International	196,648	—	(196,648)	—	—	—	—	—
Royal Bank of Scotland PLC	838	—	(838)	—	—	—	—	—

Total	$368,873	$—	$(368,873)	$—	$—	$—	$—	$—

Unconstrained Bond
JPMorgan Securities LLC	$—	$—	$—	$—	$977,439	$—	$—	$977,439
Other Derivatives (C)	6,906,959	—	—	6,906,959	—	—	—	—

Total	$6,906,959	$—	$—	$6,906,959	$977,439	$—	$—	$977,439

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)

Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market values of a Fund’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer.

Fixed income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Asset class allocation risk: A Fund’s investment performance depends on a Fund’s asset class allocation and reallocation from time to time. The investment manager’s and sub-advisers’ decisions may not produce the desired results.

Convertible securities risk: Convertible securities are subject to risks associated with both fixed income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by a Fund or a counterparty to a financial contract with a Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. In addition, a Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Derivatives risk: Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on a Fund. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, a Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to a Fund. In certain cases, a Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. A Fund may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by a Fund will pay dividends in the future or that, if dividends are paid, they will not decrease. A Fund’s emphasis on dividend paying stocks could cause a Fund’s share price and total return to fluctuate more than, or cause a Fund to underperform, similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future.

Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as a Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.

Energy sector risk: Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, social and governance (“ESG”) investing risk: Applying the sub-adviser’s ESG criteria to its investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Securities of companies with what are identified by the sub-adviser as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment.

Floating rate loans risk: Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in a Fund not receiving proceeds from the sale of a loan for an extended period. As a result, a Fund may be subject to greater “Liquidity” risk than a Fund that does not invest in floating rate loans and a Fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may be more difficult to value than investments in U.S. issuers.

Government money market fund risk: Transamerica Government Money Market operates as a “government” money market fund under applicable federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

7. RISK FACTORS (continued)

stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for a Fund.

Industry concentration risk: A Fund concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, a Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.

Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. A Fund faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of a Fund’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities generally and could also result in increased redemptions from a Fund. Increased redemptions could cause a Fund to sell securities at inopportune times or depressed prices and result in further losses.

Large capitalization companies risk: A Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

LIBOR risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In 2017, the United Kingdom Financial Conduct Authority announced that it will no longer encourage nor require banks to submit rates for the calculation of LIBOR after 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. It is unclear whether LIBOR will continue to exist in its current or a modified form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), the U.S. Federal Reserve began publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. Dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication, such as SONIA in the United Kingdom. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect a Fund’s performance or NAV.

Liquidity risk: A Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. If a Fund

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

7. RISK FACTORS (continued)

is forced to sell an illiquid investment to meet redemption requests or other cash needs, a Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a Fund to sell. This may prevent a Fund from limiting losses.

Master limited partnerships (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. Energy and natural resources MLPs may be adversely affected by changes in and volatility of commodity prices. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of a Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Medium capitalization companies risk: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose a Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for a Fund.

Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact a Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.

Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a Fund will be more susceptible to associated risks and developments. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.

Repurchase agreements risk: In a repurchase agreement, a Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from a Fund at a later date, and at a specified price. The securities purchased serve as a Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a Fund is entitled to sell the securities, but a Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that a Fund will not have a right to the securities, or the immediate right to sell the securities.

Small capitalization companies risk: A Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Sustainability investing risk: Applying the sub-adviser’s sustainability assessment framework to its investment analysis for a Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, a Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Securities of companies meeting the sub-adviser’s sustainability criteria may shift into and out of favor depending on market and economic conditions, and a Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. The sub-adviser monitors a Fund’s holdings based on the latest publicly available information. Any delay in obtaining public information regarding a Fund’s holdings could result in a Fund holding an investment that no longer meets a Fund’s sustainability investing principals. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessment.

Tactical and strategic asset allocation risk: A Fund’s tactical asset allocation strategy involves making short-term adjustments to a Fund’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. A Fund’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. A Fund may not achieve its objective and may not perform as well as other funds using other asset management strategies.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

With respect to Balanced II, Bond, Floating Rate, High Yield Bond, High Yield ESG, Intermediate Bond, Multi-Managed Balanced, Short-Term Bond and Sustainable Bond, TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the applicable Funds, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

With respect to Sustainable Equity Income, TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon NV. AAM UK provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, AAM UK, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

As of April 30, 2021, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Balanced II	$133,440,798	100.00%
Bond	400,927,074	22.15
Capital Growth	445,365,002	8.19
Emerging Markets Debt	134,513,152	30.28
Emerging Markets Opportunities	992,085,895	97.23
Event Driven	56,566,958	89.98
Floating Rate	13,226	0.01
Global Equity	865,007	0.84
Government Money Market	322,913,427	50.34
High Quality Bond	172,330,290	100.00
High Yield ESG	20,881,009	100.00
High Yield Bond	1,390,784,227	59.28
High Yield Muni	11,676	0.01
Inflation Opportunities	76,383,919	71.71
Inflation-Protected Securities	110,097,551	100.00
Intermediate Bond	1,728,098,273	96.75
Intermediate Muni	11,555	0.00	(A)
International Equity	1,979,342,090	36.56
International Growth	1,763,499,034	98.43

Fund	Account Balance	Percentage of Net Assets
International Small Cap Value	$377,184,820	54.59%
International Stock	130,085,930	94.79
Large Cap Value	2,222,987,028	91.59
Large Core	197,965,265	97.11
Large Growth	1,144,126,086	98.31
Large Value Opportunities	394,437,398	99.14
Mid Cap Growth	530,182,286	95.23
Mid Cap Value Opportunities	760,402,361	42.41
MLP & Energy Income	144,197,568	68.02
Multi-Asset Income	15,981	0.00	(A)
Multi-Managed Balanced	15,458,863	1.18
Short-Term Bond	99,622,822	2.81
Small Cap Growth	105,711,198	40.72
Small Cap Value	1,161,517,185	97.23
Small/Mid Cap Value	81,074,164	8.85
Sustainable Bond	24,367,661	99.99
Sustainable Equity Income	289,797,923	83.95
Unconstrained Bond	1,601,509,795	99.42
US Growth	639,679,010	30.48

(A)	Rounds to less than 0.01%.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Balanced II	0.4800%
Bond
First $500 million	0.4100
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Capital Growth
First $1.5 billion	0.7075
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $5 billion	0.6300
Over $5 billion	0.5800

Fund	Rate
Dynamic Income
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $1.5 billion	0.4800
Over $1.5 billion up to $2 billion	0.4700
Over $2 billion up to $2.5 billion	0.4600
Over $2.5 billion	0.4500
Emerging Markets Debt
First $400 million	0.6300
Over $400 million	0.6100

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Emerging Markets Opportunities
First $250 million	0.8300%
Over $250 million up to $500 million	0.8000
Over $500 million	0.7500
Event Driven
First $50 million	1.2500
Over $50 million up to $300 million	1.1300
Over $300 million up to $750 million	1.0800
Over $750 million	1.0550
Floating Rate
First $1 billion	0.6400
Over $1 billion up to $1.5 billion	0.6200
Over $1.5 billion up to $2 billion	0.6000
Over $2 billion	0.5900
Global Equity
First $250 million	0.7900
Over $250 million up to $1 billion	0.7400
Over $1 billion up to $2 billion	0.7300
Over $2 billion	0.7000
Government Money Market
First $1 billion	0.2400
Over $1 billion up to $3 billion	0.2200
Over $3 billion	0.2100
High Quality Bond	0.3800
High Yield Bond (A)
First $1.25 billion	0.5540
Over $1.25 billion up to $2 billion	0.5440
Over $2 billion	0.5200
High Yield ESG (B)
First $1.25 billion	0.5540
Over $1.25 billion up to $2 billion	0.5440
Over $2 billion	0.5200
High Yield Muni
First $500 million	0.5400
Over $500 million up to $1 billion	0.5300
Over $1 billion	0.5000
Inflation Opportunities
First $250 million	0.4900
Over $250 million up to $1 billion	0.4300
Over $1 billion	0.3800
Inflation Protected-Securities	0.3800
Intermediate Bond
First $2 billion	0.3800
Over $2 billion up to $3.5 billion	0.3650
Over $3.5 billion up to $5 billion	0.3600
Over $5 billion	0.3550
Intermediate Muni
First $150 million	0.4700
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion up to $2 billion	0.3900
Over $2 billion up to $3 billion	0.3875
Over $3 billion	0.3825

Fund	Rate
International Equity
First $500 million	0.7700%
Over $500 million up to $1 billion	0.7500
Over $1 billion up to $2 billion	0.7200
Over $2 billion up to $6 billion	0.6900
Over $6 billion	0.6800
International Growth (C)
First $500 million	0.7700
Over $500 million up to $1 billion	0.7600
Over $1 billion up to $2 billion	0.7100
Over $2 billion up to $3 billion	0.6950
Over $3 billion	0.6800
International Small Cap Value
First $300 million	0.9550
Over $300 million up to $750 million Over $750 million up to $1 billion	0.9300 0.8800
Over $1 billion	0.8400
International Stock
First $500 million	0.7000
Over $500 million up to $1 billion	0.6800
Over $1 billion up to $2 billion	0.6700
Over $2 billion up to $3 billion	0.6400
Over $3 billion	0.6300
Large Cap Value (D)
Effective December 1, 2020
First $1 billion	0.5940
Over $1 billion up to $2 billion	0.5800
Over $2 billion up to $3 billion	0.5600
Over $3 billion	0.5400
Prior to December 1, 2020
First $750 million	0.6500
Over $750 million up to $1 billion Over $1 billion up to $2 billion Over $2 billion up to $3 billion	0.6200 0.6000 0.5900
Over $3 billion	0.5800
Large Core
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Large Growth
First $1 billion	0.6500
Over $1 billion up to $1.5 billion	0.6350
Over $1.5 billion up to $2 billion	0.6150
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5700
Large Value Opportunities
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Mid Cap Growth
First $200 million	0.7050%
Over $200 million up to $1 billion	0.6850
Over $1 billion	0.6700
Mid Cap Value Opportunities
First $750 million	0.7000
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
MLP & Energy Income
First $250 million	1.1300
Over $250 million up to $500 million	1.0800
Over $500 million up to $1 billion	1.0100
Over $1 billion up to $2 billion	0.9100
Over $2 billion	0.8500
Multi-Asset Income
First $500 million	0.5740
Over $500 million up to $1 billion	0.5700
Over $1 billion up to $1.5 billion	0.5450
Over $1.5 billion up to $2 billion	0.5350
Over $2 billion	0.5150
Multi-Managed Balanced
First $500 million	0.6100
Over $500 million up to $1 billion	0.5900
Over $1 billion up to $1.5 billion	0.5600
Over $1.5 billion up to $2 billion	0.5500
Over $2 billion up to $5 billion	0.5200
Over $5 billion	0.5000
Short-Term Bond
First $250 million	0.4200
Over $250 million up to $500 million	0.3900
Over $500 million up to $1 billion	0.3700
Over $1 billion	0.3600
Small Cap Growth
First $300 million	0.8700
Over $300 million	0.8300
Small Cap Value
First $300 million	0.8000
Over $300 million up to $800 million	0.7500
Over $800 million	0.7100
Small/Mid Cap Value
First $350 million	0.7900
Over $350 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7650
Over $750 million up to $1 billion	0.7550
Over $1 billion up to $1.5 billion	0.7350
Over $1.5 billion up to $2 billion	0.7300
Over $2 billion	0.7250

Fund	Rate
Sustainable Bond
First $500 million	0.4100%
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Sustainable Equity Income (D)
Effective December 1, 2020
First $500 million	0.6630
Over $500 million up to $1 billion	0.5800
Over $1 billion up to $1.5 billion	0.5500
Over $1.5 billion	0.5300
Prior to December 1, 2020
First $200 million	0.7800
Over $200 million up to $500 million	0.6800
Over $500 million up to $1.5 billion	0.6300
Over $1.5 billion up to $2.5 billion	0.5900
Over $2.5 billion	0.5800
Unconstrained Bond
First $500 million	0.6500
Over $500 million up to $1 billion	0.6400
Over $1 billion up to $2 billion	0.6200
Over $2 billion	0.6100
US Growth
First $500 million	0.6800
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5700

(A)	TAM has contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees on Class I shares through March 1, 2023.
(B)	TAM has contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees on Class I shares through March 1, 2022.
(C)	TAM has contractually agreed to reimburse certain per account transfer agency fees on Class I shares through March 1, 2022.
(D)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees on Class I shares through March 1, 2022.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Balanced II
Class I3	0.66%	0.75%
Class R	1.10
Bond
Class A	0.97	1.00
Class C	1.65
Class I	0.50
Class I2, Class R6	0.52	0.65
Capital Growth
Class A	1.16	1.25
Class C	1.90	2.00
Class I	0.88	1.10
Class I2, Class R6	0.78	1.00
Dynamic Income
Class A	0.92
Class C	1.67
Class I	0.67
Emerging Markets Debt
Class A	1.25
Class C	2.00
Class I, Class I2, Class R6	0.85
Emerging Markets Opportunities
Class I	0.98
Class I2	0.95
Event Driven
Class I, Class I2	1.35
Floating Rate
Class A	1.05
Class C	1.80
Class I, Class I2	0.80
Global Equity
Class A	1.35
Class C	2.10
Class I	1.10
Class R6	1.05	1.10
Government Money Market
Class A	0.73
Class C	1.48
Class I, Class I2, Class I3	0.38
Class R2	0.80
Class R4	0.50
High Quality Bond
Class I3	0.52	0.55
Class R	1.00
Class R4	0.65

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
High Yield Bond
Class A	1.09%	1.15%
Class C	1.85
Class I	0.79	0.85
Class I2, Class I3, Class R6	0.67	0.75
Class R	1.10
Class R4	0.85
High Yield ESG
Class I	0.85
Class I2	0.75
High Yield Muni
Class A	1.01
Class C	1.76
Class I, Class I2	0.76
Inflation Opportunities
Class A	1.00
Class C	1.71	1.75
Class I	0.65
Class I2, Class R6	0.64	0.75
Inflation-Protected Securities
Class I3	0.53
Class R	1.00
Class R4	0.65
Intermediate Bond
Class I2, Class I3	0.50
Class R	1.00
Class R4	0.65
Intermediate Muni
Class A	0.85
Class C	1.60
Class I	0.49
Class I2	0.60
International Equity
Class A	1.25
Class C	2.00
Class I	1.00
Class I2, Class I3, Class R6	0.90
Class R	1.40
Class R4	1.15
International Growth
Class A	1.20
Class I	1.05
Class I2, Class R6	0.95
International Small Cap Value
Class I	1.22
Class I2	1.12

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
International Stock
Class A	1.25%
Class I	1.00
Class I2, Class R6	0.95	1.00%
Large Cap Value
Class A	1.15
Class C	1.90
Class I	0.83	0.90
Class I2, Class R6	0.72	0.80
Large Core
Class I3	0.65
Class R	1.15
Class R4	0.83	0.90
Large Growth
Class I3	0.75
Class R	1.25
Class R4	0.90
Large Value Opportunities
Class I3	0.65
Class R	1.00
Class R4	0.75
Mid Cap Growth
Class A	1.30
Class C	2.05
Class I	0.98	1.05
Class I2, Class I3	0.85
Class R	1.35
Class R4	0.95
Mid Cap Value Opportunities
Class A	1.20
Class C	1.95
Class I, Class R4	0.90
Class I2, Class I3, Class R6	0.80
Class R	1.25
MLP & Energy Income
Class A	1.60
Class C	2.35
Class I	1.35
Class I2	1.25
Multi-Asset Income
Class A	1.12	1.20
Class C	1.87	1.95
Class I	0.72
Class I2	0.83	0.95
Multi-Managed Balanced
Class A	1.15
Class C	1.90
Class I	0.83	0.90
Class R6	0.73	0.80

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Short-Term Bond
Class A	0.84%	0.90%
Class C	1.56	1.75
Class I	0.57	0.75
Class I2, Class R6	0.50	0.65
Small Cap Growth
Class A	1.40
Class C	2.15
Class I, Class R4	1.15
Class I2, Class I3	1.00
Class R	1.55
Class R6	1.00	1.15
Small Cap Value
Class A	1.30
Class C	2.05
Class I	1.05
Class I2, Class I3, Class R6	0.95
Class R	1.50
Class R4	1.10
Small/Mid Cap Value
Class A	1.37	1.40
Class C	2.05
Class I	1.00
Class I2, Class R6	0.90
Sustainable Bond
Class I	0.50
Class I2	0.45
Sustainable Equity Income
Class A	1.15
Class C	1.90
Class I	0.90
Class I2, Class R6	0.83	0.85
Unconstrained Bond
Class A	1.20
Class I	0.95
Class I2	0.85
US Growth
Class A	1.16	1.25
Class C	1.86
Class I	0.86	1.00
Class I2	0.76	0.90
Class T	0.79	1.00

(A)	Current operating expense limit is effective through March 1, 2022.
(B)	Prior operating expense limit was effective through March 1, 2021.
(C)	No rate displayed indicates no change to the operating expense limit during the period.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended October 31, 2018, October 31, 2019, October 31, 2020 and the period ended April 30, 2021, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period. Government Money Market is discussed in further detail in proceeding notes and tables:

	Amounts Available
Fund	2018	2019	2020	2021	Total
Balanced II
Class I3	$11,979	$2,618	$—	$—	$14,597
Bond
Class I	64,236	537,645	635,743	249,092	1,486,716
Class R6	1,010	228	—	—	1,238
Dynamic Income
Class A	874	43,680	48,817	20,234	113,605
Class C	15,160	77,138	60,572	24,132	177,002
Class I	5,049	23,027	19,045	5,577	52,698
Emerging Markets Opportunities (A)
Class I	—	—	87	56	143
Event Driven
Class I	—	412	1,601	5,619	7,632
Class I2	27,852	69,871	33,977	34,453	166,153
Floating Rate
Class A	—	7,765	44,823	14,699	67,287
Class C	—	—	35,862	11,611	47,473
Class I	—	44,693	168,210	67,780	280,683
Class I2	—	—	3,260	4	3,264
Global Equity
Class A	21,073	97,975	54,249	22,937	196,234
Class C	12,099	30,558	8,761	3,093	54,511
Class I	—	386	8,322	5,155	13,863
High Quality Bond
Class I3	33,268	7,845	—	—	41,113
Class R4	5,448	22,814	25,698	14,283	68,243
High Yield Bond
Class A	—	26,673	—	—	26,673
Class I3	50,974	9,383	—	—	60,357
Class R	33,370	61,948	49,947	17,788	163,053
Class R4	38,882	120,069	36,419	31,026	226,396
High Yield ESG (B)
Class I	—	—	2,886	5,065	7,951
Class I2	—	—	55,917	92,901	148,818
High Yield Muni
Class A	—	5,071	11,256	4,849	21,176
Class C	—	3,275	7,079	2,973	13,327
Class I	—	48,311	64,178	29,843	142,332

	Amounts Available
Fund	2018	2019	2020	2021	Total
Inflation Opportunities
Class A	$297	$666	$2,164	$385	$3,512
Class C	162	357	426	234	1,179
Class I	—	1,959	5,123	4,656	11,738
Class I2	—	—	—	15,137	15,137
Class R6	—	—	—	10	10
Inflation- Protected Securities
Class I3	114,247	17,486	3,809	—	135,542
Class R	—	2,505	3,774	1,419	7,698
Class R4	15,846	11,831	2,790	1,201	31,668
Intermediate Bond
Class I3	78,157	8,593	—	—	86,750
Class R4	25,535	33,189	36,908	19,821	115,453
Intermediate Muni
Class I	—	270,002	1,183,870	596,510	2,050,382
International Equity
Class A	—	42,109	102,388	73,428	217,925
International Growth
Class A	—	483	737	279	1,499
Class I	23	61	48	24	156
International Stock (C)
Class A	—	13,890	266	13	14,169
Class I	—	15,064	347	—	15,411
Class I2	—	—	18,310	—	18,310
Class R6	—	13,703	235	—	13,938
Large Growth
Class I3	138,305	25,498	—	—	163,803
Class R4	8,112	20,283	20,241	11,384	60,020
Large Value Opportunities
Class I3	10,596	12	—	—	10,608
Class R	1,052	3,354	5,348	2,597	12,351
Class R4	852	1,618	2,842	749	6,061

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2018	2019	2020	2021	Total
Mid Cap Growth
Class A	$—	$10,442	$—	$—	$10,442
Class C	19	1,570	—	—	1,589
Class I	—	549	—	—	549
Class I3	32,337	8,407	—	—	40,744
Class R4	6,288	9,681	346	79	16,394
Mid Cap Value Opportunities
Class A	22,126	126,528	20,347	4,611	173,612
Class C	—	5,315	—	—	5,315
Class I	—	53,758	—	—	53,758
Class I3	61,743	9,172	—	—	70,915
Class R	6,812	5,826	3,020	1,022	16,680
Class R4	192,968	337,698	94,284	47,920	672,870
MLP & Energy Income
Class A	—	6,584	13,463	5,779	25,826
Class C	1,859	11,062	11,788	4,922	29,631
Multi-Asset Income
Class I	—	40,389	120,752	53,278	214,419

	Amounts Available
Fund	2018	2019	2020	2021	Total
Small Cap Growth
Class A	$1,274	$12,038	$2,960	$—	$16,272
Class C	645	2,736	—	—	3,381
Class I	1,597	15,778	—	—	17,375
Class I3	16,686	4,380	2,347	—	23,413
Class R4	3,677	4,298	122	62	8,159
Small Cap Value
Class A	1,555	1,886	1,755	—	5,196
Class C	—	94	—	—	94
Class I3	11,781	1,032	—	—	12,813
Class R4	120	215	247	23	605
Sustainable Bond (B)
Class I	—	—	3,223	4,956	8,179
Class I2	—	—	74,824	113,561	188,385
Sustainable Equity Income
Class C	—	—	1,301	790	2,091
Class I2	—	—	—	12,032	12,032
Class R6	—	—	—	115	115

(A)	The Fund commenced operations on December 19, 2019.
(B)	The Fund commenced operations on July 31, 2020.
(C)	The Fund commenced operations on September 28, 2018.

Government Money Market: TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Fund’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Fund of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to Transamerica Government Money Market or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Fund. There can be no assurance that Government Money Market will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of yield are included in “Expenses waived and/or reimbursed,” and amounts recaptured by TAM under the voluntary yield waiver are included in “Recapture of previously waived and/or reimbursed fees,” in each case included in Government Money Market’s Statements of Operations included in this shareholder report. The actual expense ratio of each class of Government Money Market, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Fund’s Financial Highlights in this shareholder report.

For the years ended October 31, 2018, October 31, 2019, October 31, 2020 and the period ended April 30, 2021, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2018	2019	2020	2021	Total
Class A	$—	$—	$329,815	$698,475	$1,028,290
Class C	—	—	23,256	34,895	58,151
Class I	—	—	28,926	53,765	82,691
Class I2	—	—	7,847	13,345	21,192
Class I3	—	—	106,901	177,434	284,335
Class R2	—	—	1,384,068	1,956,076	3,340,144
Class R4	—	—	144,946	197,746	342,692

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2021, the balances available for recapture by TAM due to the maintenance of the yield is as follows:

	Amounts Available
	2018	2019 (A)	2020	2021	Total
Class A	$—	$—	$241,970	$363,148	$605,118
Class C	—	—	17,127	26,749	43,876
Class I	—	—	17,696	29,085	46,781
Class I2	—	—	2,819	5,346	8,165
Class I3	—	—	40,120	69,605	109,725
Class R2	—	—	1,383,836	1,955,592	3,339,428
Class R4	—	—	16,964	56,265	73,229

(A)	Effective March 1, 2019, TAM discontinued the earlier recaptures under the voluntary fee waiver for classes A, I, I2 and I3.

For the year ended October 31, 2020 and the period ended April 30, 2021, the amounts waived from financial intermediaries are as follows:

	Amounts Available
	2020 (A)	2021 (A)	Total
Class A	$384,998	$495,658	$880,656
Class C	104,200	72,869	177,069
Class R2	1,658,643	1,125,120	2,783,763
Class R4	132,624	102,799	235,423

(A)	Not subject to recapture.

For the years ended October 31, 2018, October 31, 2019, October 31, 2020 and the period ended April 30, 2021, the amounts waived by TAM due to the operating expense limitation is as follows:

	Amounts Waived
	2018	2019	2020	2021	Total
Class A	$3,074	$7,016	$1,253	$—	$11,343
Class C	817	1,060	372	518	2,767
Class I	3,987	3,684	12,904	12,318	32,893
Class I2	171	—	—	—	171
Class I3	6,709	227	—	—	6,936
Class R2	206,679	405,211	632,536	94,979	1,339,405
Class R4	53,781	66,995	86,496	26,942	234,214

As of April 30, 2021, the balances available for recapture by TAM due to the operating expense limitation is as follows:

	Amounts Available
	2018	2019	2020	2021	Total
Class C	$—	$—	$—	$87	$87
Class I	3,987	3,684	12,904	12,318	32,893
Class I3	6,709	227	—	—	6,936
Class R2	206,679	405,211	632,536	94,979	1,339,405
Class R4	53,781	66,995	86,496	26,942	234,214

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3, Class R6, and Class T.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years. Funds not listed in the subsequent table do not have a 12b-1 waiver.

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
High Yield Muni	0.10%	0.25%	March 1, 2022
Intermediate Muni	0.10	0.25	March 1, 2022

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge and Class T shares are subject to an initial sales charge on certain share redemptions. For the period ended April 30, 2021, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Bond
Class A	$78,963	$1,113
Class C	—	2,943
Capital Growth
Class A	3,178,166	14,094
Class C	—	52,584
Dynamic Income
Class A	4,040	—
Class C	—	336
Emerging Markets Debt
Class A	974	—
Class C	—	25
Floating Rate
Class A	14,008	—
Class C	—	544
Global Equity
Class A	7,817	—
Class C	—	65
Government Money Market
Class A	—	156
Class C	—	6,197
High Yield Bond
Class A	38,204	18
Class C	—	207
High Yield Muni
Class A	31,114	—
Class C	—	34
Inflation Opportunities
Class A	2,530	—
Intermediate Muni
Class A	124,657	—
Class C	—	6,140
International Equity
Class A	41,448	—
Class C	—	274
International Growth
Class A	3,309	—
International Stock
Class A	868	—

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Large Cap Value
Class A	$48,626	$108
Class C	—	565
Mid Cap Growth
Class A	12,750	—
Class C	—	6
Mid Cap Value Opportunities
Class A	72,180	—
Class C	—	1,655
MLP & Energy Income
Class A	22,794	—
Class C	—	1,108
Multi-Asset Income
Class A	124,729	—
Class C	—	2,138
Multi-Managed Balanced
Class A	453,375	684
Class C	—	7,817
Short-Term Bond
Class A	80,862	49,615
Class C	—	14,416
Small Cap Growth
Class A	33,312	22
Class C	—	84
Small Cap Value
Class A	4,325	—
Class C	—	10
Small/Mid Cap Value
Class A	67,808	68
Class C	—	1,939
Sustainable Equity Income
Class A	9,869	—
Class C	—	85
Unconstrained Bond
Class A	159	—
US Growth
Class A	127,401	121
Class C	—	552

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2021, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Balanced II	$2,097	$354
Bond	883,207	155,848
Capital Growth	2,211,963	347,091
Dynamic Income	78,919	15,236
Emerging Markets Debt	158,211	27,824
Emerging Markets Opportunities	37,134	6,251
Event Driven	4,777	802
Floating Rate	53,220	11,823
Global Equity	74,742	12,757
Government Money Market	135,440	18,970
High Quality Bond	5,897	997
High Yield ESG	1,258	210
High Yield Bond	484,566	91,348
High Yield Muni	45,382	7,889
Inflation Opportunities	7,830	1,318
Inflation-Protected Securities	3,815	612
Intermediate Bond	67,313	10,778
Intermediate Muni	1,089,878	188,934
International Equity	1,588,305	278,205
International Growth	65,502	11,204

Fund	Fees Paid to TFS	Fees Due to TFS
International Small Cap Value	$149,698	$27,030
International Stock	5,205	887
Large Cap Value	170,573	35,183
Large Core	4,703	830
Large Growth	35,616	6,046
Large Value Opportunities	11,390	1,994
Mid Cap Growth	31,787	4,663
Mid Cap Value Opportunities	369,537	68,064
MLP & Energy Income	40,605	7,826
Multi-Asset Income	141,245	25,300
Multi-Managed Balanced	464,055	65,957
Short-Term Bond	1,371,056	247,403
Small Cap Growth	45,085	7,479
Small Cap Value	50,070	9,144
Small/Mid Cap Value	516,364	97,591
Sustainable Bond	1,366	224
Sustainable Equity Income	34,079	4,916
Unconstrained Bond	61,293	10,579
US Growth	761,399	128,204

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the Investment Manager or sub-adviser(s) for the period ended April 30, 2021.

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Funds and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

For the period ended April 30, 2021, the Funds engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows. Funds not listed in the subsequent table did not have 17a-7 transactions during the period.

Fund	Purchases	Sales	Net Realized Gains (Losses)
Emerging Markets Opportunities	$333,682	$4,167,158	$612,295
Large Cap Value (A)	71,189,172	33,992,154	10,350,865
Large Growth	219,014	—	—
Sustainable Equity Income (A)	15,559,570	32,827,871	7,122,712
US Growth	909,803	—	—

(A)	Transactions were executed by a transition manager due to a sub-adviser change during the period.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced II	$15,815,008	$6,385,246	$23,438,911	$5,248,314
Bond	273,245,854	89,321,735	237,091,763	155,710,775
Capital Growth	2,146,285,142	—	1,785,428,672	—
Dynamic Income	15,068,916	—	32,817,777	—
Emerging Markets Debt	480,844,091	—	447,396,511	—
Emerging Markets Opportunities	405,420,990	—	451,496,181	—
Event Driven	49,073,911	—	48,640,984	—
Floating Rate	63,452,450	—	17,206,340	—
Global Equity	22,624,038	—	27,547,237	—
High Quality Bond	39,618,810	37,179,875	30,473,561	43,893,516
High Yield Bond	519,341,275	—	837,847,023	—
High Yield ESG	3,359,005	—	2,488,126	—
High Yield Muni	71,968,782	—	55,892,998	—
Inflation Opportunities	20,443,294	16,382,321	19,833,725	15,010,855
Inflation-Protected Securities	9,332,238	5,110,069	9,350,815	14,597,116
Intermediate Bond	148,205,772	239,870,561	233,291,434	216,563,464
Intermediate Muni	505,931,250	72,873,002	304,222,216	23,990,019
International Equity	562,545,365	—	494,947,409	—
International Growth	202,161,873	—	233,800,284	—
International Small Cap Value	36,860,230	—	49,611,873	—
International Stock	30,884,367	—	34,468,468	—
Large Cap Value	2,534,053,470	—	2,407,678,543	—
Large Core	62,085,244	—	71,379,111	—
Large Growth	318,271,224	—	382,094,821	—
Large Value Opportunities	176,671,924	—	214,164,886	—
Mid Cap Growth	254,168,341	—	276,393,000	—
Mid Cap Value Opportunities	590,217,091	—	624,983,827	—
MLP & Energy Income	22,834,332	—	26,104,936	—
Multi-Asset Income	81,946,804	—	43,779,564	—
Multi-Managed Balanced	162,144,364	75,540,986	182,755,700	56,482,180
Short-Term Bond	1,079,726,861	66,322,407	621,006,102	66,322,101
Small Cap Growth	75,223,274	—	62,821,124	—
Small Cap Value	655,338,449	—	316,512,704	—
Small/Mid Cap Value	254,160,943	—	274,262,825	—
Sustainable Bond	3,593,334	400,207	3,321,057	830,991
Sustainable Equity Income	652,006,371	—	926,781,149	—
Unconstrained Bond	566,452,968	26,727,787	602,500,066	8,216,660
US Growth	333,925,368	—	435,952,420	—

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however,

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Balanced II	$109,683,627	$33,308,227	$(780,627)	$32,527,600
Bond	1,825,885,782	58,137,144	(22,592,402)	35,544,742
Capital Growth	3,486,161,618	2,205,784,545	(92,521,837)	2,113,262,708
Dynamic Income	122,752,999	9,748,289	(3,147,443)	6,600,846
Emerging Markets Debt	450,725,825	14,626,016	(17,535,043)	(2,909,027)
Emerging Markets Opportunities	835,816,966	190,751,247	(20,351,800)	170,399,447
Event Driven	71,935,927	8,949,227	(1,714,345)	7,234,882
Floating Rate	141,269,928	759,098	(1,495,760)	(736,662)
Global Equity	73,541,730	32,601,633	(1,964,424)	30,637,209
Government Money Market	753,751,625	—	—	—
High Quality Bond	173,186,968	2,320,857	(483,003)	1,837,854
High Yield Bond	2,373,022,311	109,696,553	(37,469,505)	72,227,048
High Yield ESG	20,549,222	429,704	(137,448)	292,256
High Yield Muni	110,406,102	5,939,732	(112,131)	5,827,601
Inflation Opportunities	104,650,240	8,438,926	(1,420,625)	7,018,301
Inflation-Protected Securities	101,100,597	10,081,073	(496,536)	9,584,537
Intermediate Bond	2,061,154,513	63,419,753	(21,881,299)	41,538,454
Intermediate Muni	2,397,304,788	107,767,827	(4,449,080)	103,318,747
International Equity	4,416,126,070	1,339,057,738	(197,097,273)	1,141,960,465
International Growth	1,420,535,890	462,631,315	(40,024,564)	422,606,751
International Small Cap Value	494,979,026	219,399,799	(22,293,032)	197,106,767
International Stock	113,523,593	24,890,212	(1,951,472)	22,938,740
Large Cap Value	2,028,149,706	402,232,555	—	402,232,555
Large Core	143,407,372	60,996,556	(976,476)	60,020,080
Large Growth	653,222,420	507,271,499	(10,582,224)	496,689,275
Large Value Opportunities	326,486,595	72,620,558	(2,808,474)	69,812,084
Mid Cap Growth	465,495,969	106,567,130	(10,318,043)	96,249,087
Mid Cap Value Opportunities	1,392,309,242	410,716,419	(6,543,713)	404,172,706
MLP & Energy Income	198,369,303	39,716,442	(23,642,370)	16,074,072
Multi-Asset Income	301,781,340	64,629,416	(2,477,961)	62,151,455
Multi-Managed Balanced	1,013,466,840	395,459,021	(5,584,217)	389,874,804
Short-Term Bond	3,506,559,319	59,390,312	(15,224,384)	44,165,928
Small Cap Growth	172,124,535	89,547,569	(592,296)	88,955,273
Small Cap Value	916,316,924	291,947,159	(6,145,421)	285,801,738
Small/Mid Cap Value	642,115,383	284,632,943	(5,144,461)	279,488,482
Sustainable Bond	27,547,829	117,323	(829,648)	(712,325)
Sustainable Equity Income	308,184,375	38,972,236	(1,943,157)	37,029,079
Unconstrained Bond	1,617,685,641	61,207,540	(22,216,484)	38,991,056
US Growth	1,024,304,116	1,073,617,349	(8,638,715)	1,064,978,634

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Funds’ financial statements.

13. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s classes underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Class	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Balanced II	R	September 15, 2017	2.01-for-1	4,571,079	9,171,183	Decrease	Increase
High Quality Bond	R4	April 21, 2017	1.01-for-1	5,355,021	5,396,036	Decrease	Increase
Inflation-Protected Securities	R4	April 21, 2017	0.97-for-1	6,242,382	6,069,179	Increase	Decrease
Intermediate Bond	R4	March 24, 2017	1.06-for-1	29,646,707	31,285,459	Decrease	Increase
Large Core	R4	March 10, 2017	0.81-for-1	1,376,796	1,117,293	Increase	Decrease
Large Growth	R4	March 10, 2017	1.35-for-1	6,200,939	8,353,323	Decrease	Increase
Large Value Opportunities	R4	May 5, 2017	1.56-for-1	6,045,594	9,421,040	Decrease	Increase
Mid Cap Growth	R4	March 10, 2017	0.84-for-1	1,574,918	1,327,363	Increase	Decrease
Small Cap Value	R4	April 21, 2017	2.16-for-1	258,654	559,003	Decrease	Increase

14. SUBSEQUENT EVENTS

On May 14, 2021, shareholders of Dynamic Income approved an agreement and plan of reorganization providing for the reorganization of Dynamic Income into Multi-Asset Income and the subsequent liquidation of Dynamic Income. Effective as of the close of business on May 28, 2021, Dynamic Income was reorganized into Multi-Asset Income, and Dynamic Income was subsequently liquidated.

Effective May 31, 2021, Class R6 shares of Emerging Markets Opportunities, Intermediate Bond, Large Growth, Mid Cap Growth and US Growth are offered to investors.

Effective June 1, 2021, MLP & Energy Income was renamed Transamerica Energy Infrastructure and the Fund’s principal investment strategies (including its 80% investment policy) was changed. In addition, the Fund’s principal risks were revised, the Fund’s primary benchmark was changed, and the Fund’s management fee and sub-advisory fee schedules were lowered. TAM continues to serve as the Fund’s investment manager and Kayne Anderson Capital Advisors, L.P. continues to serve as the Fund’s sub-adviser.

15. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

15. LEGAL PROCEEDINGS (continued)

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2021

TRANSAMERICA SMALL CAP GROWTH

APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

On December 31, 2020, Ranger Investment Management, L.P. (“Ranger Investments”) and its affiliates closed on two purchase agreements (collectively, the “Transaction”), which resulted in a change of control of Ranger Investments. The Transaction constituted an “assignment,” within the meaning of the Investment Company Act of 1940, of the sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Ranger Investments, resulting in its automatic termination.

In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”), at a meeting held on December 16-17, 2020, considered the continued retention of Ranger Investments as sub-adviser to Transamerica Small Cap Growth (the “Fund”). Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between TAM and Ranger Investments, with respect to the Fund (the “New Sub-Advisory Agreement”), were reasonable, and approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board Members, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the Transaction.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members requested and received from TAM and Ranger Investments certain materials and information in advance of the meeting. The Board Members then reviewed such information as they deemed reasonably necessary to evaluate the New Sub-Advisory Agreement. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that Ranger Investments would remain the sub-adviser to the Fund and that the Transaction is not expected to result in any diminution in the nature, extent and quality of services provided to the Fund and its shareholders, including compliance services;

(b)        that the Transaction is not expected to result in any changes to the investment process or strategies employed by Ranger Investments in sub-advising the Fund;

(c)        that the Transaction is not expected to result in any changes to the personnel who are primarily responsible for managing the Fund; and

(d)        that the New Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to Ranger Investments.

In approving the New Sub-Advisory Agreement, the Board Members also relied, as to Ranger Investment’s services, fees, profitability and fallout benefits, on their prior deliberations in approving the continuance of the existing sub-advisory agreement in June of 2020.

In their deliberations, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the Transaction.

Transamerica Funds	Semi-Annual Report 2021

TRANSAMERICA SUSTAINABLE EQUITY INCOME

(FORMERLY, TRANSAMERICA DIVIDEND FOCUSED)

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

A special meeting of shareholders of Transamerica Dividend Focused was held on November 25, 2020. The results of the Proposal were as follows:

Proposal 1: To approve a new sub-adviser for Transamerica Dividend Focused. Shareholders were asked to approve a new sub-advisory agreement with Aegon Asset Management UK plc, an affiliate of TAM.

Proposal	Number of Shares
For	63,992,098
Against	100,071
Withheld	2,698,613

Proposal 2: To transact such other business as may properly come before the Special Meeting and any adjournments or postponements thereof:

Proposal	Number of Shares
For	63,938,871
Against	266,910
Withheld	2,585,002

Transamerica Funds	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10-11, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2021

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds, except Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.tranasmercia.com.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2021

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2021

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

278659 04/21

© 2021 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2021

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2021

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Fund(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all shareholders. We believe this to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in November 2020 with markets bracing for a potentially contested U.S. presidential election; however, within a week’s time Joe Biden was declared the President-Elect and Pfizer announced highly successful Phase III clinical trial results on its COVID-19 vaccine. Along with continuing accommodative monetary policy from the Federal Reserve (“Fed”), the S&P 500® Index closed out the year exceeding its pre-pandemic high water mark. The tech-heavy NASDAQ Composite Index also finished the year strong with better than 90% price appreciation from its March 2020 lows fueled in large part by “stay at home” technology stocks benefitting from the global quarantine.

The period experienced a strong rotation from growth to value stocks driven in large part by expectations of a rising economic tide, higher-long term interest rates and a steepening yield curve, as well as prospective changes in consumer behavior driven by a re-opening of the economy, which is potentially more advantageous to the value universe.

Credit markets also continued their recovery as the Fed provided strong support in the form of lower rates and large-scale open market activity. As the economy continued to rebound, fundamentals further improved from the period, and credit spreads narrowed materially and closed out the period basically in line with pre-COVID levels.

Perhaps of greatest significance was the successful development, approval and distribution of three separate vaccines allowing for widespread vaccination against the COVID-19 virus. Although virus case numbers spiked to record levels by late January 2021, national distribution efforts helped to advance the goal of mass vaccination, and by the end of April virus case trends had declined materially. This spurred investor and consumer confidence, new rounds of business re-openings and upgrades of economic forecasts for the year ahead. As a result, long-term interest rates moved higher in expectation of a further improving economy, and by the end of April fears of inflation, previously benign for most of the preceding decade, were once again on the radars of investors.

For the six-month period ended April 30, 2021, the S&P 500® Index returned 28.85%, while the MSCI EAFE Index, representing international developed market equities, returned 28.84%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.52%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

NASDAQ Composite Index: The Nasdaq Composite Index is a stock market index that consists of the stocks that are listed on the Nasdaq stock exchange.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Fund’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results.

Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2020, and held for the entire six-month period until April 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Transamerica Core Bond	$1,000.00	$995.50	$2.47	$1,022.30	$2.51	0.50%
Transamerica Mid Cap Value	1,000.00	1,435.30	5.74	1,020.10	4.76	0.95
Transamerica Total Return	1,000.00	991.40	3.36	1,021.40	3.41	0.68

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2021

Schedule of Investments Composition

At April 30, 2021

(unaudited)

Transamerica Core Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	32.9%
U.S. Government Agency Obligations	28.1
U.S. Government Obligations	20.9
Asset-Backed Securities	9.1
Mortgage-Backed Securities	6.7
Other Investment Company	3.0
Repurchase Agreement	1.2
Municipal Government Obligations	0.8
Foreign Government Obligations	0.7
Net Other Assets (Liabilities)	(3.4)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.72
Duration †	5.79

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	49.0%
AAA	4.3
AA	2.6
A	10.4
BBB	23.5
BB	0.6
B	0.0 *
CCC and Below	0.1
Not Rated	12.9
Net Other Assets (Liabilities)	(3.4)
Total	100.0%

Transamerica Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.2%
Repurchase Agreement	2.9
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Total Return

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	37.6%
U.S. Government Obligations	27.0
U.S. Government Agency Obligations	17.4
Asset-Backed Securities	11.0
Mortgage-Backed Securities	9.7
Foreign Government Obligations	6.7
Short-Term Foreign Government Obligations	2.5
Other Investment Company	2.0
Municipal Government Obligations	0.9
Short-Term U.S. Government Obligations	0.7
Short-Term U.S. Government Agency Obligations	0.4
Repurchase Agreement	0.1
Over-the-Counter Interest Rate Swaptions Purchased	0.1
Common Stock	0.0 *
Net Other Assets (Liabilities) ^	(16.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.20
Duration †	5.45

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	45.5%
AAA	12.8
AA	2.2
A	9.8
BBB	27.9
BB	7.6
B	1.5
CCC and Below	3.1
Not Rated	5.7
Net Other Assets (Liabilities) ^	(16.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.1%
ABFC Trust Series 2005-AQ1, Class A4, 4.60% (A), 01/25/2034	$16,554	$16,583
Academic Loan Funding Trust Series 2013-1A, Class A, 1-Month LIBOR + 0.80%, 0.91% (A), 12/26/2044 (B)	408,138	406,873
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	1,961,277	2,113,021
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	218,271
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	291,043
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	797,831
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	889,528	950,351
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,904,924
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	889,408
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,270,686
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (B)	400,000	404,554
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	50,522	50,649
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	494,364
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	2,027,268	2,068,183
Series 2020-1A, Class A,
2.98%, 11/15/2035 (B)	523,742	531,889
Series 2021-1A, Class A,
2.16%, 04/15/2036 (B)	895,937	894,387
BVRT Financing Trust 0.01%, 11/10/2032 (C) (D)	855,272	855,272
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023 (C) (D)	1,830,670	1,878,726
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (B)	1,992,000	1,992,782
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (B)	424,292	435,378
Carvana Auto Receivables Trust Series 2019-3A, Class D, 3.04%, 04/15/2025 (B)	2,770,000	2,876,159
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.67% (A), 02/25/2033	405,159	388,964
Series 2003-6, Class 1A5,
4.98% (A), 11/25/2034	139,463	146,358

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Colony American Finance Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (B)	$ 102,339	$ 102,425
COOF Securitization Trust Ltd., Interest Only STRIPS Series 2014-1, Class A, 2.93% (A), 06/25/2040 (B)	185,306	15,374
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,420,387
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	1,147,232	1,196,221
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 02/16/2027 (B)	856,000	855,907
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	283,236	288,344
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	535,429	558,795
Drive Auto Receivables Trust
Series 2017-1, Class D,
3.84%, 03/15/2023	396,769	399,730
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	1,249,038	1,263,731
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	265,130	266,222
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	672,808
DT Auto Owner Trust
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	24,018	24,050
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	382,774	386,062
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,819,000	1,854,377
Series 2021-2A, Class C,
1.10%, 02/16/2027 (B)	761,000	761,628
Exeter Automobile Receivables Trust Series 2017-1A, Class C, 3.95%, 12/15/2022 (B)	12,648	12,668
First Investors Auto Owner Trust Series 2017-2A, Class C, 3.00%, 08/15/2023 (B)	775,161	779,365
FirstKey Homes Trust Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (B)	2,000,000	2,032,975
Flagship Credit Auto Trust
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,089,458
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,311,473
Ford Motor Credit Co. LLC Series 2018-1A, Class C, 1-Month LIBOR + 2.83%, 2.94% (A), 11/16/2035 (B)	3,195,000	3,145,323
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	496,303	513,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Foundation Finance Trust (continued)
Series 2020-1A, Class A,
3.54%, 07/16/2040 (B)	$ 1,348,354	$ 1,401,218
FREED ABS Trust Series 2019-2, Class A, 2.62%, 11/18/2026 (B)	158,397	158,911
FTF Funding II LLC Series 2019-1, Class A, Zero Coupon, 08/15/2024	644,298	486,445
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (B)	32,184	32,565
Golden Bear LLC Series 2016-R, Class R, 5.65%, 09/20/2047 (B)	145,815	144,216
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (E)	1,350,363	1,348,743
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	184,427	195,268
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	945,869	989,483
Series 2019-2A, Class A,
2.76%, 04/15/2055 (B)	1,151,429	1,172,066
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	199,847	206,113
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	557,503	588,200
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	738,364	781,189
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (B)	145,772	149,448
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.78% (A), 08/25/2038 (B)	948,926	19,574
Series 2014-2, Class A,
3.85% (A), 04/25/2040 (B)	172,544	14,279
LL ABS Trust Series 2019-1A, Class A, 2.87%, 03/15/2027 (B)	141,812	142,183
LV Tower 52 Series 2013-1, Class A, 5.75%, 07/15/2019 (B) (C) (D)	548,396	553,107
Mariner Finance Issuance Trust Series 2019-AA, Class B, 3.51%, 07/20/2032 (B)	1,335,000	1,379,474
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 03/20/2026 (B)	900,000	902,368
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (B)	1,503,527	1,519,772
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/08/2024 (B)	3,554,000	3,604,916

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 03/08/2028 (B)	$ 505,000	$ 505,143
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 05/08/2031 (B) (F)	900,000	899,951
Progress Residential Trust
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	3,017,120
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	1,284,000	1,292,411
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (B)	242,646	258,453
SART Series 2018-1, 4.75%, 06/15/2025	1,342,363	1,353,773
SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026 (C) (D)	1,400,000	1,400,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	33,744	32,381
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	59,696	60,383
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	59,696	60,382
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 03/15/2025	3,013,000	3,083,479
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 09/15/2024	1,580,000	1,598,489
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (B) (E)	1,278,020	1,279,824
US Auto Funding LLC Series 2018-1A, Class A, 5.50%, 07/15/2023 (B)	268,837	273,044
Verizon Owner Trust Series 2018-1A, Class A1A, 2.82%, 09/20/2022 (B)	57,921	58,030
VM Debt Trust Series 2019-1, 7.50%, 06/15/2024	1,566,218	1,566,218
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (B)	390,634	411,791
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (B)	102,511	102,574
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	1,385,000	1,415,885

Total Asset-Backed Securities (Cost $75,969,415)		77,286,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 32.9%
Aerospace & Defense - 1.2%
Airbus SE
3.15%, 04/10/2027 (B)	$ 327,000	$ 349,295
3.95%, 04/10/2047 (B)	150,000	159,228
BAE Systems PLC
1.90%, 02/15/2031 (B)	201,000	189,888
3.00%, 09/15/2050 (B)	239,000	223,184
Boeing Co.
1.17%, 02/04/2023	435,000	436,734
1.43%, 02/04/2024	885,000	887,534
1.95%, 02/01/2024	600,000	616,680
2.20%, 02/04/2026	540,000	540,551
2.75%, 02/01/2026	580,000	601,136
3.10%, 05/01/2026	400,000	420,362
3.25%, 03/01/2028	366,000	378,818
4.51%, 05/01/2023	1,060,000	1,132,643
4.88%, 05/01/2025	290,000	325,524
5.15%, 05/01/2030	450,000	523,112
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	350,000	332,048
3.83%, 04/27/2025	400,000	439,800
Lockheed Martin Corp. 4.50%, 05/15/2036	300,000	365,848
Northrop Grumman Corp. 3.20%, 02/01/2027 (G)	268,000	291,425
Precision Castparts Corp. 4.20%, 06/15/2035	150,000	174,287
Raytheon Technologies Corp.
3.20%, 03/15/2024	140,000	149,437
3.75%, 11/01/2046	285,000	306,218
4.15%, 05/15/2045	148,000	166,148
4.50%, 06/01/2042	542,000	649,307
6.70%, 08/01/2028	260,000	338,094

		9,997,301

Airlines - 1.0%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	597,320	600,795
3.55%, 07/15/2031 (B)	353,160	342,709
3.60%, 09/15/2028 (B)	445,874	449,592
4.13%, 11/15/2026 (B)	462,301	458,836
American Airlines Pass-Through Trust
3.00%, 04/15/2030	801,410	811,694
3.65%, 02/15/2029	677,810	690,262
3.70%, 04/01/2028	130,190	128,864
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	424,803	429,296
4.13%, 03/20/2033 (B)	451,020	454,944
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	159,481	168,419
5.98%, 10/19/2023	107,665	110,721
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	74,132	77,913
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	231,587	231,298
United Airlines Pass-Through Trust
2.88%, 04/07/2030	488,990	500,164
3.10%, 04/07/2030	419,716	413,507
3.50%, 09/01/2031	603,404	621,618
3.65%, 07/07/2027	170,903	169,177

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust (continued)
3.70%, 09/01/2031	$ 574,250	$ 581,770
4.15%, 02/25/2033	568,743	610,256
4.55%, 08/25/2031	505,992	536,901

		8,388,736

Automobiles - 0.3%
General Motors Co. 6.13%, 10/01/2025	210,000	249,134
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (B)	788,000	842,478
4.35%, 09/17/2027 (B)	1,053,000	1,151,438

		2,243,050

Banks - 6.1%
ABN AMRO Bank NV 4.75%, 07/28/2025 (B)	600,000	672,936
AIB Group PLC 4.75%, 10/12/2023 (B)	700,000	763,839
ASB Bank Ltd. 3.13%, 05/23/2024 (B)	550,000	589,721
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026 (B)	200,000	225,084
Banco Nacional de Panama 2.50%, 08/11/2030 (B)	300,000	287,529
Banco Santander SA
1.85%, 03/25/2026	400,000	403,171
2.75%, 05/28/2025 - 12/03/2030	800,000	826,717
3.13%, 02/23/2023	200,000	209,100
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,345,000	1,348,143
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	1,172,000	1,100,439
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	670,000	676,988
3.25%, 10/21/2027	398,000	431,660
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	215,952
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	331,227
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,432,690
Fixed until 03/05/2028, 3.97% (A), 03/05/2029	1,300,000	1,449,114
Bank of Montreal Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	245,684
Barclays PLC
Fixed until 12/10/2023, 1.01% (A), 12/10/2024	604,000	604,915
3.65%, 03/16/2025	223,000	240,998
3.68%, 01/10/2023	300,000	306,335
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	618,697
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	230,000	236,947
2.82%, 01/26/2041 (B)	530,000	487,020

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA (continued)
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	$ 585,000	$ 605,931
BPCE SA
1.00%, 01/20/2026 (B)	435,000	426,282
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	309,000	308,966
Fixed until 01/20/2031, 2.28% (A), 01/20/2032 (B)	315,000	304,216
4.63%, 07/11/2024 (B)	600,000	660,763
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (A), 01/28/2027	573,000	563,400
Fixed until 05/01/2031, 2.56% (A), 05/01/2032 (F)	1,145,000	1,142,940
Fixed until 04/08/2025, 3.11% (A), 04/08/2026	1,000,000	1,072,260
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	187,712
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	400,000	434,765
Fixed until 02/18/2026 (H), 3.88% (A)	1,160,000	1,165,800
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	947,547
Citizens Bank NA 3.70%, 03/29/2023	475,000	502,443
Cooperatieve Rabobank UA 5.80%, 09/30/2110 (B)	300,000	412,859
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	656,000	644,375
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	360,000	366,754
2.81%, 01/11/2041 (B) (G)	250,000	227,665
4.38%, 03/17/2025 (B)	200,000	219,895
Danske Bank A/S Fixed until 12/08/2022, 1.17% (A), 12/08/2023 (B)	996,000	1,000,927
Discover Bank 3.45%, 07/27/2026	550,000	597,984
Fifth Third Bank NA 3.85%, 03/15/2026	200,000	220,831
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (A), 09/22/2028	705,000	699,208
Fixed until 08/18/2030, 2.36% (A), 08/18/2031 (G)	580,000	564,890
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,074,239
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	1,103,000	1,217,722
4.25%, 03/14/2024	500,000	545,782
Industrial & Commercial Bank of China Ltd. 2.45%, 10/20/2021	400,000	402,828
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	410,000	411,179

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
ING Groep NV (continued)
Fixed until 04/01/2026, 1.73% (A), 04/01/2027	$ 225,000	$ 226,908
KeyBank NA 3.18%, 10/15/2027	250,000	257,254
KeyCorp 4.15%, 10/29/2025	235,000	265,549
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (A), 05/11/2027	330,000	329,853
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	207,121
4.38%, 03/22/2028	339,000	384,176
4.58%, 12/10/2025	200,000	223,956
Macquarie Bank Ltd. Fixed until 03/03/2031, 3.05% (A), 03/03/2036 (B)	405,000	390,695
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	683,667
2.53%, 09/13/2023	200,000	209,305
3.41%, 03/07/2024	670,000	719,163
3.75%, 07/18/2039	430,000	470,921
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	410,000	402,424
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	701,015
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	415,476
National Australia Bank Ltd.
2.65%, 01/14/2041 (B)	250,000	223,994
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	628,987
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	589,611
3.88%, 09/12/2023	350,000	375,616
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	278,132
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	570,000	642,704
4.80%, 04/05/2026	462,000	528,193
Nordea Bank Abp 4.25%, 09/21/2022 (B)	384,000	403,278
Santander UK Group Holdings PLC 3.57%, 01/10/2023	360,000	367,372
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	870,000	860,338
2.63%, 10/16/2024 (B)	200,000	209,545
3.00%, 01/22/2030 (B) (G)	391,000	398,148
3.88%, 03/28/2024 (B)	540,000	583,082
4.25%, 04/14/2025 (B)	270,000	292,740
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	255,000	250,185
Fixed until 09/10/2021, 2.74% (A), 09/10/2022 (B)	1,000,000	1,007,401

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC (continued)
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	$ 300,000	$ 326,756
Sumitomo Mitsui Financial Group, Inc. 3.04%, 07/16/2029	1,240,000	1,304,160
Truist Bank 3.30%, 05/15/2026	215,000	234,439
UniCredit SpA Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	221,712
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	2,505,000	2,701,116
3.55%, 09/29/2025	400,000	439,603
Fixed until 03/15/2026 (H), 3.90% (A)	395,000	403,848
4.10%, 06/03/2026	121,000	135,919
4.30%, 07/22/2027	246,000	278,955
4.40%, 06/14/2046	165,000	187,077
4.65%, 11/04/2044	184,000	214,644
4.75%, 12/07/2046	419,000	499,295
4.90%, 11/17/2045	202,000	244,645
Westpac Banking Corp. 4.42%, 07/24/2039	335,000	382,487

		51,736,534

Beverages - 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,044,000	1,234,907
4.90%, 02/01/2046	170,000	202,877
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	154,000	182,881
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	480,000	542,208
4.44%, 10/06/2048	520,000	587,901
4.50%, 06/01/2050	630,000	723,994
4.60%, 06/01/2060	225,000	258,724
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	280,000	260,022
2.75%, 01/22/2030	435,000	444,544
Constellation Brands, Inc.
4.40%, 11/15/2025 (G)	185,000	209,176
5.25%, 11/15/2048	110,000	140,927
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	550,000	554,576
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	120,000	131,594
4.42%, 05/25/2025	112,000	125,944
4.99%, 05/25/2038	162,000	200,360

		5,800,635

Biotechnology - 0.6%
AbbVie, Inc.
2.80%, 03/15/2023	162,000	168,102
3.20%, 11/21/2029	438,000	467,963
4.05%, 11/21/2039	1,420,000	1,587,964
4.40%, 11/06/2042	425,000	492,114
4.45%, 05/14/2046	165,000	191,026
4.55%, 03/15/2035	300,000	354,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Biogen, Inc.
2.25%, 05/01/2030 (G)	$ 572,000	$ 555,822
3.15%, 05/01/2050	160,000	145,759
Gilead Sciences, Inc. 2.60%, 10/01/2040	545,000	500,606
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	920,000	856,257

		5,320,588

Building Products - 0.1%
Masco Corp.
2.00%, 10/01/2030	160,000	154,025
6.50%, 08/15/2032	410,000	533,627

		687,652

Capital Markets - 2.2%
Charles Schwab Corp.
Fixed until 06/01/2026 (H), 4.00% (A)	540,000	554,882
Fixed until 12/01/2030 (H), 4.00% (A)	425,000	430,504
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (A), 02/02/2027 (B)	420,000	408,878
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	255,411
3.75%, 03/26/2025	950,000	1,029,560
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	269,959
4.28%, 01/09/2028 (B)	400,000	443,607
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (B)	244,000	250,162
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	335,000	339,183
3.30%, 11/16/2022	200,000	207,450
3.70%, 05/30/2024	700,000	751,093
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	1,085,000	1,080,270
Fixed until 01/27/2031, 1.99% (A), 01/27/2032	290,000	275,277
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	778,532
3.50%, 01/23/2025 - 11/16/2026	362,000	393,923
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	1,727,000	1,901,885
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	528,772
6.75%, 10/01/2037	200,000	283,247
Macquarie Group Ltd. Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	703,775
Morgan Stanley
Fixed until 01/25/2023, 0.53% (A), 01/25/2024	565,000	564,621
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	450,000	467,734
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,173,755

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	$ 278,000	$ 306,752
3.88%, 01/27/2026	1,279,000	1,425,168
4.10%, 05/22/2023	150,000	160,522
4.30%, 01/27/2045	280,000	329,927
Fixed until 01/23/2029, 4.43% (A), 01/23/2030	457,000	526,716
5.00%, 11/24/2025	497,000	572,306
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	630,224
2.68%, 07/16/2030	370,000	366,518
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	369,766
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	205,819
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	320,000	336,763
3.49%, 05/23/2023 (B)	400,000	412,486
4.13%, 09/24/2025 (B)	200,000	223,039

		18,958,486

Chemicals - 0.3%
Albemarle Corp. 5.45%, 12/01/2044	200,000	238,048
DuPont de Nemours, Inc. 5.32%, 11/15/2038	145,000	183,573
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	158,000	180,362
5.00%, 09/26/2048	187,000	233,960
LYB International Finance III LLC 1.25%, 10/01/2025	130,000	129,873
Nutrien Ltd.
4.13%, 03/15/2035	450,000	501,741
5.00%, 04/01/2049	140,000	177,409
PPG Industries, Inc. 1.20%, 03/15/2026	225,000	223,324
Sherwin-Williams Co. 3.13%, 06/01/2024	136,000	145,667
Union Carbide Corp. 7.75%, 10/01/2096	210,000	338,810

		2,352,767

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	177,057
5.63%, 03/15/2042 (B)	141,000	185,467
Republic Services, Inc. 1.45%, 02/15/2031	460,000	421,675

		784,199

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	640,000	656,953

Construction Materials - 0.1%
CRH America, Inc. 5.13%, 05/18/2045 (B)	200,000	251,831

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. 3.45%, 06/01/2027	$ 276,000	$ 302,342

		554,173

Consumer Finance - 0.5%
BMW US Capital LLC 2.25%, 09/15/2023 (B)	330,000	342,415
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	132,463
3.75%, 07/28/2026	200,000	219,248
4.20%, 10/29/2025	150,000	167,030
Daimler Finance North America LLC 3.35%, 02/22/2023 (B)	300,000	314,440
General Motors Financial Co., Inc.
1.25%, 01/08/2026	927,000	915,084
2.35%, 01/08/2031 (G)	499,000	477,038
Hyundai Capital America
1.15%, 11/10/2022 (B)	649,000	652,252
1.30%, 01/08/2026 (B)	180,000	176,947
1.80%, 01/10/2028 (B) (G)	345,000	334,616
3.00%, 02/10/2027 (B) (G)	215,000	225,298
Nissan Motor Acceptance Corp. 2.00%, 03/09/2026 (B)	185,000	186,000
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (B)	310,000	305,097

		4,447,928

Containers & Packaging - 0.2%
Graphic Packaging International LLC 1.51%, 04/15/2026 (B)	457,000	455,032
International Paper Co. 8.70%, 06/15/2038	120,000	193,461
WRKCo, Inc.
3.00%, 09/15/2024	350,000	372,016
3.75%, 03/15/2025	300,000	328,216

		1,348,725

Diversified Consumer Services - 0.2%
Ford Foundation 2.82%, 06/01/2070	190,000	178,358
Pepperdine University 3.30%, 12/01/2059	310,000	302,163
SART 4.75%, 07/15/2024	1,177,690	1,193,588
University of Southern California 3.23%, 10/01/2120	310,000	285,810

		1,959,919

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	189,000	185,228
2.88%, 08/14/2024	345,000	360,709
3.15%, 02/15/2024	600,000	630,430
4.45%, 12/16/2021	310,000	316,393
4.50%, 09/15/2023	1,225,000	1,318,835
6.50%, 07/15/2025	150,000	176,478
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	303,771
5.50%, 12/15/2024 (B)	558,000	626,998

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Blackstone Secured Lending Fund 3.65%, 07/14/2023 (B)	$ 415,000	$ 434,221
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	233,481
4.70%, 09/20/2047	242,000	284,072
China Southern Power Grid International Finance BVI Co. Ltd. 3.50%, 05/08/2027 (B)	480,000	520,937
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,400,000	1,609,109
Jefferies Group LLC
6.25%, 01/15/2036	260,000	341,837
6.45%, 06/08/2027	133,000	165,275
LSEGA Financing PLC 2.00%, 04/06/2028 (B) (G)	765,000	762,900
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.65%, 09/19/2022 (B)	294,000	301,192
ORIX Corp. 2.90%, 07/18/2022	201,000	206,866

		8,778,732

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
1.65%, 02/01/2028	555,000	540,779
2.25%, 02/01/2032	940,000	890,582
2.30%, 06/01/2027	600,000	615,027
3.10%, 02/01/2043	1,340,000	1,238,220
3.50%, 06/01/2041	972,000	956,206
Deutsche Telekom AG 3.63%, 01/21/2050 (B) (G)	164,000	168,862
Deutsche Telekom International Finance BV 3.60%, 01/19/2027 (B)	180,000	198,337
GTP Acquisition Partners I LLC 3.48%, 06/15/2050 (B)	81,000	86,325
Verizon Communications, Inc.
2.10%, 03/22/2028	880,000	886,208
2.65%, 11/20/2040	427,000	395,362
4.27%, 01/15/2036	400,000	460,497
4.67%, 03/15/2055	385,000	471,507
4.86%, 08/21/2046	447,000	552,312

		7,460,224

Electric Utilities - 2.0%
AEP Texas, Inc. 6.65%, 02/15/2033	100,000	133,869
AEP Transmission Co. LLC 3.15%, 09/15/2049	165,000	165,884
Alabama Power Co. 5.60%, 03/15/2033	160,000	200,696
Appalachian Power Co.
6.38%, 04/01/2036	200,000	271,438
6.70%, 08/15/2037	200,000	276,204
Arizona Public Service Co. 5.05%, 09/01/2041	303,000	382,305
Baltimore Gas & Electric Co.
2.90%, 06/15/2050 (G)	240,000	228,857
3.50%, 08/15/2046	188,000	197,201
Comision Federal de Electricidad 4.88%, 05/26/2021 (B)	261,000	261,003

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Carolinas LLC
6.00%, 12/01/2028	$ 500,000	$ 632,891
6.45%, 10/15/2032	100,000	134,322
Duke Energy Indiana LLC 3.75%, 05/15/2046	200,000	215,947
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (B)	460,000	503,380
Edison International 5.75%, 06/15/2027 (G)	350,000	409,520
EDP Finance BV 3.63%, 07/15/2024 (B)	300,000	323,807
Emera US Finance, LP 4.75%, 06/15/2046	350,000	399,677
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	285,571
3.63%, 05/25/2027 (B)	270,000	293,932
4.63%, 09/14/2025 (B)	200,000	227,236
Entergy Louisiana LLC
2.90%, 03/15/2051	210,000	199,199
3.05%, 06/01/2031	189,000	200,807
Evergy Metro, Inc. 5.30%, 10/01/2041	500,000	634,959
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	143,370
5.40%, 09/01/2035	100,000	132,118
Fortis, Inc. 3.06%, 10/04/2026	620,000	664,065
ITC Holdings Corp. 2.95%, 05/14/2030 (B)	230,000	237,853
Massachusetts Electric Co. 4.00%, 08/15/2046 (B)	201,000	215,342
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (B)	195,000	212,685
Nevada Power Co. 5.38%, 09/15/2040	52,000	65,762
New England Power Co. 3.80%, 12/05/2047 (B)	140,000	149,907
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (B)	151,000	164,360
Northern States Power Co. 6.20%, 07/01/2037	89,000	125,734
NRG Energy, Inc.
2.00%, 12/02/2025 (B)	310,000	312,026
2.45%, 12/02/2027 (B)	345,000	346,798
4.45%, 06/15/2029 (B)	375,000	410,505
Ohio Edison Co. 6.88%, 07/15/2036	150,000	204,370
Pacific Gas & Electric Co.
1.37%, 03/10/2023	625,000	625,202
3-Month LIBOR + 1.38%, 1.57% (A), 11/15/2021	1,265,000	1,269,174
1.75%, 06/16/2022	2,310,000	2,312,015
2.95%, 03/01/2026	205,000	211,435
3.45%, 07/01/2025	325,000	344,589
3.75%, 08/15/2042	130,000	117,269
4.30%, 03/15/2045	220,000	211,281
Public Service Electric & Gas Co. 3.65%, 09/01/2042	138,000	153,034
Southern California Edison Co.
4.05%, 03/15/2042	300,000	316,728

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co. (continued)
5.50%, 03/15/2040	$ 130,000	$ 163,042
Southern Power Co. 5.15%, 09/15/2041	260,000	301,789
Toledo Edison Co. 6.15%, 05/15/2037	200,000	264,118
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	124,000	130,982
Wisconsin Electric Power Co. 3.65%, 12/15/2042	144,000	149,949
Xcel Energy, Inc. 4.80%, 09/15/2041	116,000	137,178

		16,671,385

Electrical Equipment - 0.1%
Eaton Corp. 7.63%, 04/01/2024	500,000	594,271

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	187,447
3.50%, 04/01/2022	100,000	102,292
3.88%, 01/12/2028 (G)	133,000	146,765
Corning, Inc. 5.35%, 11/15/2048	230,000	299,686

		736,190

Energy Equipment & Services - 0.2%
ANR Pipeline Co. 9.63%, 11/01/2021	200,000	208,970
Baker Hughes Holdings LLC 5.13%, 09/15/2040	200,000	245,239
Halliburton Co. 7.60%, 08/15/2096 (B)	160,000	187,166
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (B) (G)	170,000	186,527
Schlumberger Investment SA 2.65%, 06/26/2030 (G)	400,000	408,913
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	473,481
3.50%, 01/15/2028 (B)	60,000	64,288

		1,774,584

Entertainment - 0.1%
Walt Disney Co.
7.70%, 10/30/2025	300,000	384,322
8.88%, 04/26/2023	200,000	233,244

		617,566

Equity Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.00%, 02/01/2050	419,000	459,283
American Tower Corp.
1.50%, 01/31/2028	530,000	511,906
1.88%, 10/15/2030	490,000	463,881
2.10%, 06/15/2030	320,000	307,133
2.95%, 01/15/2051	141,000	129,025
3.10%, 06/15/2050	214,000	199,279
3.38%, 10/15/2026	281,000	305,436
5.00%, 02/15/2024	139,000	154,470

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties, LP
3.20%, 01/15/2025	$ 228,000	$ 244,413
3.65%, 02/01/2026	408,000	449,870
Brixmor Operating Partnership, LP
2.25%, 04/01/2028	320,000	316,489
3.85%, 02/01/2025	400,000	434,747
Corporate Office Properties, LP 2.75%, 04/15/2031	523,000	515,889
Crown Castle International Corp. 2.25%, 01/15/2031 (G)	635,000	616,208
Digital Realty Trust, LP 3.70%, 08/15/2027	154,000	170,479
Duke Realty, LP 3.63%, 04/15/2023	168,000	176,459
Equinix, Inc. 2.90%, 11/18/2026	510,000	541,745
Essex Portfolio, LP 2.65%, 03/15/2032	400,000	399,778
GAIF Bond Issuer Pty Ltd. 3.40%, 09/30/2026 (B)	353,000	380,356
Healthcare Trust of America Holdings, LP 2.00%, 03/15/2031	280,000	264,291
Healthpeak Properties, Inc. 3.50%, 07/15/2029	447,000	485,085
Life Storage, LP 4.00%, 06/15/2029	522,000	571,683
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	161,863
3.60%, 12/15/2026	218,000	238,228
Office Properties Income Trust 4.00%, 07/15/2022	416,000	428,295
Realty Income Corp.
3.25%, 01/15/2031	285,000	304,719
3.88%, 04/15/2025	290,000	320,173
Regency Centers, LP 2.95%, 09/15/2029	420,000	433,510
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (B) (G)	500,000	533,157
UDR, Inc.
2.10%, 08/01/2032	330,000	311,431
3.20%, 01/15/2030	500,000	531,175
Ventas Realty, LP
3.75%, 05/01/2024	300,000	323,921
3.85%, 04/01/2027	203,000	225,572
Welltower, Inc.
3.10%, 01/15/2030	330,000	342,410
4.25%, 04/01/2026	250,000	281,751
WP Carey, Inc. 2.25%, 04/01/2033	545,000	513,760

		13,047,870

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (B)	221,000	212,804
2.50%, 02/10/2041 (B)	225,000	204,650
Alimentation Couche-Tard, Inc. 3.80%, 01/25/2050 (B)	445,000	461,337

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (B)	$ 241,000	$ 242,208
2.75%, 10/03/2026 (B)	350,000	372,236
CK Hutchison International 19 Ltd. 3.63%, 04/11/2029 (B) (G)	285,000	309,835
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	465,521	520,144
5.77%, 01/10/2033 (B)	136,691	161,860
5.93%, 01/10/2034 (B)	485,119	577,996
Kroger Co. 8.00%, 09/15/2029	175,000	240,603

		3,303,673

Food Products - 0.2%
Campbell Soup Co. 3.13%, 04/24/2050	188,000	175,389
Cargill, Inc. 2.13%, 04/23/2030 (B)	712,000	706,710
Conagra Brands, Inc. 5.30%, 11/01/2038	130,000	161,262
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	288,000	324,190
Smithfield Foods, Inc. 3.00%, 10/15/2030 (B)	700,000	698,173
Tyson Foods, Inc. 4.88%, 08/15/2034	100,000	121,670

		2,187,394

Gas Utilities - 0.2%
Atmos Energy Corp.
0.63%, 03/09/2023	165,000	165,153
4.13%, 03/15/2049	570,000	651,871
Boston Gas Co. 4.49%, 02/15/2042 (B)	330,000	378,379
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	92,198
5.88%, 03/15/2041	109,000	147,508

		1,435,109

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 4.00%, 03/01/2029	998,000	1,117,576
DH Europe Finance II SARL 3.25%, 11/15/2039	134,000	138,426
Zimmer Biomet Holdings, Inc. 3.70%, 03/19/2023	136,000	143,686

		1,399,688

Health Care Providers & Services - 1.2%
Advocate Health & Hospitals Corp. 2.21%, 06/15/2030	310,000	309,526
Aetna, Inc.
4.50%, 05/15/2042	153,000	177,245
6.75%, 12/15/2037	305,000	439,303
Anthem, Inc.
4.10%, 03/01/2028	425,000	479,546
4.38%, 12/01/2047	110,000	128,669
Bon Secours Mercy Health, Inc. 3.21%, 06/01/2050	345,000	341,414
Children’s Hospital 2.93%, 07/15/2050	340,000	319,599

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Children’s Hospital Corp. 2.59%, 02/01/2050	$ 300,000	$ 270,760
Cigna Corp. 4.50%, 02/25/2026	367,000	418,097
CommonSpirit Health
1.55%, 10/01/2025	240,000	241,972
2.78%, 10/01/2030	240,000	245,122
Cottage Health Obligated Group 3.30%, 11/01/2049	360,000	371,171
CVS Health Corp.
1.88%, 02/28/2031	511,000	482,957
5.05%, 03/25/2048	1,125,000	1,381,759
Hartford HealthCare Corp. 3.45%, 07/01/2054	780,000	781,936
HCA, Inc.
5.13%, 06/15/2039	420,000	508,942
5.25%, 06/15/2026	500,000	580,066
Mayo Clinic 4.13%, 11/15/2052	198,000	242,354
Memorial Health Services 3.45%, 11/01/2049	720,000	758,668
NYU Langone Hospitals 3.38%, 07/01/2055	300,000	300,680
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	168,000	178,760
Texas Health Resources 4.33%, 11/15/2055	175,000	217,929
UnitedHealth Group, Inc. 4.63%, 07/15/2035	234,000	285,419
Universal Health Services, Inc. 2.65%, 10/15/2030 (B)	320,000	311,194
Yale-New Haven Health Services Corp. 2.50%, 07/01/2050	390,000	347,625

		10,120,713

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp. 4.70%, 12/09/2035	465,000	558,630
Starbucks Corp. 2.55%, 11/15/2030	390,000	394,157

		952,787

Household Durables - 0.0% (I)
Lennar Corp. 4.50%, 04/30/2024	155,000	169,492

Independent Power & Renewable Electricity Producers - 0.0% (I)
Alexander Funding Trust 1.84%, 11/15/2023 (B)	400,000	405,368

Industrial Conglomerates - 0.0% (I)
Roper Technologies, Inc. 2.00%, 06/30/2030	280,000	269,554

Insurance - 1.4%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	200,000	198,994
3.60%, 04/09/2029 (B)	200,000	217,020
3.90%, 04/06/2028 (B) (G)	335,000	368,393
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (B)	400,000	556,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Assurant, Inc. 4.20%, 09/27/2023	$ 425,000	$ 458,742
Athene Global Funding
0.95%, 01/08/2024 (B)	250,000	249,813
1.45%, 01/08/2026 (B)	215,000	212,668
2.95%, 11/12/2026 (B)	1,340,000	1,416,358
Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	268,000	325,510
Brown & Brown, Inc. 2.38%, 03/15/2031	820,000	794,485
Dai-ichi Life Insurance Co. Ltd. Fixed until 07/24/2026 (H), 4.00% (A) (B)	421,000	453,712
Hanover Insurance Group, Inc. 2.50%, 09/01/2030	250,000	247,301
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	360,000	411,112
Intact US Holdings, Inc. 4.60%, 11/09/2022	500,000	526,819
Jackson National Life Global Funding 3.05%, 04/29/2026 (B)	303,000	324,888
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (B)	300,000	314,342
Liberty Mutual Insurance Co. 8.50%, 05/15/2025 (B)	200,000	247,888
Lincoln National Corp. 4.00%, 09/01/2023	300,000	323,799
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	385,587
MassMutual Global Funding II 2.75%, 06/22/2024 (B) (G)	400,000	424,637
Metropolitan Life Global Funding I 3.00%, 09/19/2027 (B)	350,000	378,246
New York Life Global Funding 2.35%, 07/14/2026 (B)	226,000	236,728
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	330,000	398,296
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	218,295
Progressive Corp. Fixed until 03/15/2023 (H), 5.38% (A) (G)	245,000	257,863
Prudential Insurance Co. of America 8.30%, 07/01/2025 (B)	900,000	1,140,260
Sumitomo Life Insurance Co. Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	267,738
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	260,000	298,706
Travelers Property Casualty Corp. 7.75%, 04/15/2026	200,000	259,836

		11,914,631

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.88%, 08/22/2037	500,000	576,109

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
DXC Technology Co. 4.25%, 04/15/2024	$ 172,000	$ 187,092
Fiserv, Inc.
3.20%, 07/01/2026	230,000	249,389
4.40%, 07/01/2049	220,000	256,864
Global Payments, Inc. 4.15%, 08/15/2049	460,000	510,270
Leidos, Inc. 2.30%, 02/15/2031 (B)	200,000	190,303

		1,393,918

Leisure Products - 0.1%
Hasbro, Inc. 3.90%, 11/19/2029 (G)	535,000	582,866

Life Sciences Tools & Services - 0.0% (I)
Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	161,000	173,705

Machinery - 0.2%
nVent Finance SARL 4.55%, 04/15/2028	337,000	358,773
Otis Worldwide Corp. 2.57%, 02/15/2030	775,000	788,217
Xylem, Inc. 2.25%, 01/30/2031	235,000	229,754

		1,376,744

Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	375,000	352,351
4.80%, 03/01/2050	315,000	346,505
5.05%, 03/30/2029	400,000	463,231
6.83%, 10/23/2055	150,000	213,488
Comcast Cable Holdings LLC 10.13%, 04/15/2022	414,000	452,239
Comcast Corp.
3.25%, 11/01/2039	380,000	393,114
3.45%, 02/01/2050	634,000	658,352
3.95%, 10/15/2025	335,000	375,780
4.60%, 10/15/2038	415,000	504,263
4.95%, 10/15/2058	525,000	699,362
Cox Communications, Inc. 4.60%, 08/15/2047 (B)	196,000	230,216
Discovery Communications LLC 5.20%, 09/20/2047	335,000	393,171
Fox Corp. 5.58%, 01/25/2049	175,000	224,390
NBCUniversal Media LLC 5.95%, 04/01/2041	210,000	294,639
SES SA 3.60%, 04/04/2023 (B)	100,000	105,018
Time Warner Cable LLC 5.50%, 09/01/2041	400,000	478,544
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	250,000	369,147
ViacomCBS, Inc.
2.90%, 01/15/2027	250,000	263,325
4.00%, 01/15/2026	208,000	230,582
4.85%, 07/01/2042	150,000	173,221

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
ViacomCBS, Inc. (continued)
5.85%, 09/01/2043	$ 100,000	$ 127,959

		7,348,897

Metals & Mining - 0.6%
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	391,000	385,218
3.63%, 09/11/2024 (B) (G)	200,000	216,298
3.95%, 09/10/2050 (B)	200,000	206,153
Barrick Gold Corp. 6.45%, 10/15/2035	140,000	188,979
Glencore Funding LLC
1.63%, 09/01/2025 (B) (G)	560,000	563,369
2.50%, 09/01/2030 (B)	790,000	764,770
4.13%, 05/30/2023 (B)	234,000	249,262
Reliance Steel & Aluminum Co. 1.30%, 08/15/2025	1,190,000	1,190,866
Steel Dynamics, Inc. 3.45%, 04/15/2030	522,000	560,439
Vale Overseas Ltd. 3.75%, 07/08/2030	475,000	499,700

		4,825,054

Multi-Utilities - 0.3%
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	321,285
4.15%, 05/15/2045	270,000	308,268
Dominion Energy, Inc. 5.25%, 08/01/2033	500,000	620,248
NiSource, Inc. 5.80%, 02/01/2042	600,000	773,602
San Diego Gas & Electric Co.
6.00%, 06/01/2026 (G)	320,000	392,156
6.13%, 09/15/2037	100,000	132,317

		2,547,876

Multiline Retail - 0.2%
Dollar General Corp. 4.13%, 05/01/2028	280,000	316,514
Kohl’s Corp. 3.38%, 05/01/2031	645,000	658,127
Nordstrom, Inc. 4.25%, 08/01/2031 (B)	481,000	487,108

		1,461,749

Oil, Gas & Consumable Fuels - 2.6%
APT Pipelines Ltd. 4.25%, 07/15/2027 (B)	386,000	430,180
Boardwalk Pipelines, LP 4.80%, 05/03/2029	250,000	283,104
BP Capital Markets America, Inc.
1.75%, 08/10/2030 (G)	490,000	466,065
2.77%, 11/10/2050	370,000	327,182
2.94%, 06/04/2051	35,000	31,772
BP Capital Markets PLC 3.28%, 09/19/2027	321,000	349,174
Cameron LNG LLC 3.70%, 01/15/2039 (B)	554,000	596,941
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	295,000	339,932

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc.
3.25%, 10/15/2029	$ 290,000	$ 314,367
5.25%, 11/15/2043	400,000	522,364
ConocoPhillips 2.40%, 02/15/2031 (B)	255,000	253,115
Diamondback Energy, Inc.
3.25%, 12/01/2026	270,000	286,177
4.75%, 05/31/2025	300,000	337,112
Ecopetrol SA 5.38%, 06/26/2026	135,000	151,497
Energy Transfer, LP
3.90%, 07/15/2026	195,000	211,350
4.75%, 01/15/2026	618,000	690,626
6.05%, 06/01/2041	538,000	627,857
6.10%, 02/15/2042	500,000	574,159
Eni SpA 5.70%, 10/01/2040 (B)	500,000	607,004
Enterprise Products Operating LLC
4.45%, 02/15/2043	161,000	180,473
7.55%, 04/15/2038	161,000	239,292
EQT Corp. 3.90%, 10/01/2027	264,000	275,244
Exxon Mobil Corp.
2.99%, 03/19/2025	750,000	807,187
3.00%, 08/16/2039	515,000	506,168
4.11%, 03/01/2046	294,000	330,191
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040 (B)	450,000	439,938
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	250,000	254,870
2.60%, 10/15/2025 (B)	305,000	312,813
3.45%, 10/15/2027 (B)	597,000	618,992
HollyFrontier Corp.
2.63%, 10/01/2023	425,000	439,971
5.88%, 04/01/2026	224,000	257,127
Kinder Morgan, Inc.
2.00%, 02/15/2031 (G)	270,000	252,621
3.25%, 08/01/2050	330,000	299,885
Magellan Midstream Partners, LP 4.20%, 12/01/2042 - 10/03/2047	378,000	393,238
Marathon Petroleum Corp.
4.50%, 05/01/2023	156,000	167,112
4.70%, 05/01/2025	94,000	105,939
MPLX, LP
2.65%, 08/15/2030	410,000	404,611
4.13%, 03/01/2027	155,000	172,472
4.50%, 04/15/2038	280,000	307,256
5.50%, 02/15/2049	305,000	370,336
ONEOK Partners, LP 6.65%, 10/01/2036	220,000	283,028
ONEOK, Inc.
2.20%, 09/15/2025	500,000	513,853
3.40%, 09/01/2029	495,000	515,919
Phillips 66 Partners, LP
3.15%, 12/15/2029	300,000	306,939
4.90%, 10/01/2046 (G)	144,000	161,555
Pioneer Natural Resources Co. 1.90%, 08/15/2030	520,000	485,822

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	$ 150,000	$ 139,112
4.65%, 10/15/2025	495,000	548,782
4.70%, 06/15/2044	160,000	154,973
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (B)	200,000	202,528
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	159,874
8.00%, 03/01/2032	105,000	147,384
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	707,208
7.88%, 06/15/2026	100,000	127,642
TC PipeLines, LP 3.90%, 05/25/2027 (G)	141,000	155,017
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030 (B)	595,000	603,600
Total Capital International SA
2.99%, 06/29/2041	650,000	631,638
3.13%, 05/29/2050	605,000	579,945
3.46%, 07/12/2049	200,000	203,080
Valero Energy Corp.
1.20%, 03/15/2024	430,000	432,151
2.15%, 09/15/2027	390,000	387,834
Williams Cos., Inc. 4.85%, 03/01/2048	249,000	282,340

		22,265,938

Personal Products - 0.1%
Estee Lauder Cos., Inc. 2.60%, 04/15/2030	549,000	569,880

Pharmaceuticals - 0.8%
AstraZeneca PLC 6.45%, 09/15/2037	180,000	258,558
Bristol-Myers Squibb Co.
1.45%, 11/13/2030 (G)	145,000	136,602
4.13%, 06/15/2039	377,000	439,965
4.55%, 02/20/2048	370,000	454,934
5.00%, 08/15/2045	114,000	147,628
Mylan, Inc. 5.40%, 11/29/2043	100,000	121,783
Royalty Pharma PLC
0.75%, 09/02/2023 (B)	465,000	464,870
1.20%, 09/02/2025 (B)	460,000	454,846
1.75%, 09/02/2027 (B)	460,000	452,935
3.55%, 09/02/2050 (B)	390,000	368,753
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	778,000	844,721
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	430,000	419,959
3.18%, 07/09/2050	415,000	394,261
3.38%, 07/09/2060	290,000	279,156
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	185,000	204,258
Viatris, Inc. 2.30%, 06/22/2027 (B)	1,260,000	1,275,818
Zoetis, Inc. 2.00%, 05/15/2030	410,000	397,600

		7,116,647

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.1%
IHS Markit Ltd. 4.25%, 05/01/2029	$ 519,000	$ 587,975

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	320,681
3.88%, 03/20/2027 (B)	325,000	358,721

		679,402

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	250,000	244,310
3.63%, 05/01/2022 (B)	215,000	219,488
4.25%, 04/15/2026 (B)	280,000	298,458
4.38%, 05/01/2026 (B)	510,000	545,315
5.25%, 05/15/2024 (B)	555,000	606,668
5.50%, 01/15/2023 - 01/15/2026 (B)	1,305,000	1,427,080
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	233,000	248,959
5.75%, 05/01/2040	300,000	409,524
7.29%, 06/01/2036	90,000	134,787
CSX Corp.
4.75%, 11/15/2048	215,000	263,546
6.00%, 10/01/2036	340,000	460,260
Kansas City Southern 4.70%, 05/01/2048	316,000	377,902
Norfolk Southern Corp. 3.85%, 01/15/2024	266,000	287,697
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	95,000	99,690
5.25%, 08/15/2022 (B)	1,865,000	1,949,176
5.50%, 02/15/2024 (B)	300,000	328,983

		7,901,843

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. 4.50%, 12/05/2036	226,000	255,741
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	200,000	219,013
Broadcom, Inc.
1.95%, 02/15/2028 (B) (G)	1,000,000	984,739
4.11%, 09/15/2028	697,000	769,518
4.75%, 04/15/2029	925,000	1,051,916
Microchip Technology, Inc. 0.97%, 02/15/2024 (B)	530,000	529,308

		3,810,235

Software - 0.1%
Citrix Systems, Inc. 1.25%, 03/01/2026	150,000	148,686
Microsoft Corp.
2.92%, 03/17/2052	307,000	305,877
3.04%, 03/17/2062	183,000	182,346
Oracle Corp. 2.30%, 03/25/2028	690,000	700,813

		1,337,722

Specialty Retail - 0.1%
AutoZone, Inc. 1.65%, 01/15/2031	350,000	324,209

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc. 3.65%, 04/05/2029	$ 472,000	$ 521,491
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	247,000	271,866

		1,117,566

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	528,000	567,022
3.75%, 09/12/2047	500,000	561,169
3.85%, 08/04/2046	207,000	237,372
4.65%, 02/23/2046	119,000	151,826
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	250,000	272,733
6.02%, 06/15/2026 (B)	500,000	596,206
HP, Inc. 3.00%, 06/17/2027	335,000	358,149

		2,744,477

Tobacco - 0.2%
Altria Group, Inc. 2.45%, 02/04/2032	665,000	625,165
BAT Capital Corp.
2.26%, 03/25/2028	290,000	284,219
3.73%, 09/25/2040	195,000	181,943
3.98%, 09/25/2050	300,000	276,285
4.54%, 08/15/2047	290,000	287,426
BAT International Finance PLC 1.67%, 03/25/2026	215,000	213,842

		1,868,880

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	1,153,000	1,186,710
3.38%, 07/01/2025	950,000	1,017,213
BOC Aviation Ltd.
2.75%, 09/18/2022 (B)	270,000	274,752
3.50%, 10/10/2024 (B) (G)	200,000	212,256
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	164,375
8.63%, 01/15/2022	700,000	737,702
WW Grainger, Inc. 4.60%, 06/15/2045	198,000	245,788

		3,838,796

Transportation Infrastructure - 0.1%
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	200,000	203,000
Penske Truck Leasing Co., LP / PTL Finance Corp. 4.13%, 08/01/2023 (B)	233,000	250,138

		453,138

Water Utilities - 0.1%
American Water Capital Corp.
3.85%, 03/01/2024	300,000	324,591
4.00%, 12/01/2046	172,000	194,693

		519,284

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	242,986
4.38%, 04/22/2049 (G)	251,000	294,589

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC 3.22%, 05/15/2042 (B)	$ 200,000	$ 200,411
Rogers Communications, Inc. 4.35%, 05/01/2049	350,000	388,401
T-Mobile USA, Inc.
1.50%, 02/15/2026 (B)	1,105,000	1,105,674
2.05%, 02/15/2028 (B)	1,150,000	1,141,490
3.00%, 02/15/2041 (B)	310,000	289,907
3.75%, 04/15/2027 (B)	1,210,000	1,332,839
Vodafone Group PLC
4.88%, 06/19/2049	545,000	661,262
5.25%, 05/30/2048	260,000	328,043

		5,985,602

Total Corporate Debt Securities (Cost $264,573,666)		278,161,180

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Chile - 0.0% (I)
Chile Government International Bond 2.55%, 01/27/2032 (G)	218,000	222,689

Colombia - 0.2%
Colombia Government International Bond
3.13%, 04/15/2031	210,000	205,580
4.00%, 02/26/2024	300,000	319,803
4.13%, 05/15/2051 (G)	345,000	325,028
5.00%, 06/15/2045	200,000	212,580
7.38%, 09/18/2037	200,000	264,954

		1,327,945

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031	467,000	448,899
3.75%, 01/11/2028	1,042,000	1,128,142
3.77%, 05/24/2061	345,000	306,933
4.13%, 01/21/2026 (G)	615,000	690,712
4.35%, 01/15/2047	183,000	182,603
4.60%, 02/10/2048	200,000	205,882
4.75%, 03/08/2044	190,000	202,183
5.75%, 10/12/2110	550,000	625,570

		3,790,924

Panama - 0.0% (I)
Panama Government International Bond 4.50%, 04/16/2050	200,000	220,932

Saudi Arabia - 0.0% (I)
Saudi Arabia Government International Bond 2.25%, 02/02/2033 (B)	272,000	256,415

Total Foreign Government Obligations (Cost $5,709,331)		5,818,905

MORTGAGE-BACKED SECURITIES - 6.7%
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75% (A), 12/25/2035 (B)	1,363	1,431
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	54,491	55,469

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust (continued)
Series 2004-C, Class 1A1,
3.23% (A), 12/20/2034	$ 19,222	$ 19,909
Series 2005-E, Class 4A1,
2.99% (A), 03/20/2035	19,697	19,987
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 2.37% (A), 04/25/2033	26,174	26,722
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (B)	1,500,000	1,591,614
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50% (A), 11/26/2034 (B)	2,430	2,431
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.94% (A), 07/25/2033	19,551	20,384
Series 2004-2, Class 14A,
2.66% (A), 05/25/2034	17,732	17,368
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.72% (A), 06/11/2041 (B)	3,945	5
BVRT Financing Trust Series 2020-3F, Class A, 3.15%, 11/10/2022 (C) (D)	1,568,656	1,568,656
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.65% (A), 02/25/2037	224,831	228,004
Series 2007-A1, Class 2A1,
3.19% (A), 02/25/2037	47,065	47,720
Series 2007-A1, Class 7A1,
3.45% (A), 02/25/2037	39,165	40,125
Series 2007-A1, Class 9A1,
2.90% (A), 02/25/2037	20,569	20,959
Series 2007-A2, Class 1A1,
2.83% (A), 06/25/2035	10,843	10,582
Series 2007-A2, Class 2A1,
2.75% (A), 06/25/2035	82,138	83,409
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	73,639	74,422
Series 2004-3, Class A4,
5.75%, 04/25/2034	110,459	111,892
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	104,604	107,445
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (C)	259	274
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-HYB1, Class A, 2.59% (A), 09/25/2033	24,690	25,750
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	35,468	35,819
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	80,656	82,841
Series 2009-10, Class 1A1,
2.76% (A), 09/25/2033 (B)	78,129	78,911

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	$ 562,000	$ 618,793
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	2,410,000	2,603,369
COMM Mortgage Trust, Interest Only STRIPS Series 2012-CR2, Class XA, 1.78% (A), 08/15/2045	1,667,344	20,965
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	27,219	27,958
Series 2003-AR15, Class 3A1,
3.15% (A), 06/25/2033	43,841	45,237
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,555
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	46,116	46,993
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	46,216	47,851
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	57,358	59,798
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	102,515	103,740
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (B)	500,000	479,949
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.08% (A), 02/25/2020	7,609	7,562
FMC GMSR Issuer Trust
3.69%, 02/25/2024	2,835,000	2,835,700
Series 2020-GT1, Class A,
4.45% (A), 01/25/2026 (B)	1,700,000	1,707,781
GS Mortgage Securities Trust, Interest Only STRIPS Series 2006-GG8, Class X, 1.27% (A), 11/10/2039 (B)	814,268	1,541
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 1-Month LIBOR + 0.35%, 0.46% (A), 09/25/2035 (B)	583,442	498,345
GSMPS Mortgage Loan Trust, Interest Only STRIPS Series 2005-RP3, Class 1AS, 4.26% (A), 09/25/2035 (B)	437,582	50,036
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	174,972	179,861
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	94,426	96,604
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 0.61% (A), 06/25/2035	7,231	6,842
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 11/25/2024 (B)	1,980,000	1,995,734

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Headlands Residential LLC (continued)
Series 2018-RPL1, Class A,
3.88% (A), 08/25/2024 (B)	$ 2,410,000	$ 2,428,564
Series 2019-RPL1, Class NOTE,
3.97% (A), 06/25/2024 (B)	2,300,000	2,309,251
Impac CMB Trust Series 2005-4, Class 2A1, 1-Month LIBOR + 0.30%, 0.71% (A), 05/25/2035	85,597	85,484
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 08/25/2033	32,720	32,305
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1-Month LIBOR + 0.70%, 0.46% (A), 05/25/2036	116,813	116,572
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	1,590,000	1,690,676
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-CB15, Class X1, 0.39% (A), 06/12/2043	2,033,637	861
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.27% (A), 07/25/2034	3,538	3,652
Series 2004-A4, Class 1A1,
2.89% (A), 09/25/2034	8,810	8,674
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,616
Series 2005-A1, Class 3A4,
2.85% (A), 02/25/2035	46,187	45,709
Series 2006-A2, Class 5A3,
2.54% (A), 11/25/2033	84,784	88,509
Series 2006-A3, Class 6A1,
3.02% (A), 08/25/2034	11,173	11,231
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C1, Class XCL, 0.37% (A), 02/15/2041 (B)	911,815	1,220
LHOME Mortgage Trust
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (B)	2,210,000	2,231,467
Series 2021-RTL1, Class A1,
2.09% (A), 09/25/2026 (B)	810,000	810,492
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.70% (A), 04/21/2034	104,227	104,439
Series 2004-13, Class 3A7,
3.17% (A), 11/21/2034	69,391	70,076
MASTR Alternative Loan Trust Series 2003-9, Class 2A1, 6.00%, 12/25/2033	10,912	11,306
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	152,520	155,383
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	15,996	15,920

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, Zero Coupon, 05/28/2035 (B)	$ 7,441	$ 5,584
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
2.87% (A), 07/25/2033	29,797	29,532
Series 2003-A5, Class 2A6,
2.23% (A), 08/25/2033	16,868	16,961
Series 2004-1, Class 2A1,
2.13% (A), 12/25/2034	80,677	82,225
Series 2004-A4, Class A2,
2.95% (A), 08/25/2034	35,836	37,117
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 0.92% (A), 09/25/2029	67,219	65,603
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 1.39% (A), 12/12/2049 (B) (J)	9,765	0
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.29% (A), 12/15/2043 (B)	300,424	2
Series 2006-T21, Class X,
0.08% (A), 10/12/2052 (B)	3,345,004	1,143
Series 2007-HQ11, Class X,
0.49% (A), 02/12/2044 (B)	186,245	19
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64% (A), 04/25/2034	97,132	104,128
MRCD Mortgage Trust Series 2019-PARK, Class D, 2.72%, 12/15/2036 (B)	1,443,000	1,448,906
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24% (A), 09/27/2060 (B)	2,067,394	2,066,995
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	33,332	33,845
Prime Mortgage Trust, Principal Only STRIPS Series 2004-CL1, Class 1, Zero Coupon, 02/25/2034	2,162	1,814
PRPM LLC
Series 2021-1, Class A1,
2.12% (A), 01/25/2026 (B)	1,616,608	1,616,971
Series 2021-3, Class A1,
1.87% (A), 04/25/2026 (B) (F)	1,000,000	1,000,100
RAMP Trust Series 2004-SL2, Class A3, 7.00%, 10/25/2031	69,746	73,551
RBSSP Resecuritization Trust Series 2009-1, Class 1A1, 6.50% (A), 02/26/2036 (B)	44,346	44,939
RCO V Mortgage LLC Series 2020-1, Class A1, 3.10% (A), 09/25/2025 (B)	1,568,232	1,580,815
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,112,574	2,303,167

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust (continued)
Series 2019-3, Class MB,
3.50%, 10/25/2058	$ 960,250	$ 1,075,176
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,581,454	1,742,272
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.72% (A), 12/20/2034	136,269	139,598
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 0.72% (A), 12/20/2034	26,676	26,622
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 0.58% (A), 01/20/2035	63,556	61,543
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 1-Month LIBOR + 0.66%, 0.78% (A), 10/19/2034	149,517	146,823
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.30% (A), 12/25/2033	37,282	37,372
Series 2004-4XS, Class 1A5,
5.14% (A), 02/25/2034	186,193	189,764
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.75% (A), 09/25/2043	64,360	65,527
Series 2004-1, Class II2A,
1.40% (A), 03/25/2044	25,008	25,091
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72% (A), 09/25/2022	1,548,000	1,569,574
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (B)	1,000,000	1,007,799
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 05/10/2063	650,000	664,977
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.44% (A), 05/10/2063 (B)	3,970,454	44,833
V.M. Jog Engineering Ltd. Series 2017, Class A, 1-Month LIBOR + 4.60%, 6.56% (A), 12/15/2021	1,140,000	1,140,000
Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24% (A), 03/27/2051 (B)	797,751	797,341
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (B)	1,000,000	1,026,659
VOLT C LLC Series 2021-NPL9, Class A1, 1.99% (A), 05/25/2051 (B)	1,300,000	1,299,792
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89% (A), 02/27/2051 (B)	2,562,005	2,549,304

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24% (A), 02/27/2051 (B)	$ 1,843,291	$ 1,842,296
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24% (A), 04/25/2051 (B)	1,651,566	1,651,356
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (A), 03/15/2045 (B)	487,415	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
3.07% (A), 06/25/2033	104,191	107,975
Series 2003-AR7, Class A7,
2.71% (A), 08/25/2033	43,385	44,351
Series 2003-AR8, Class A,
2.95% (A), 08/25/2033	16,488	17,015
Series 2003-AR9, Class 1A6,
2.76% (A), 09/25/2033	79,372	80,742
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	121,365	124,071
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 17.17% (A), 06/25/2033	4,563	5,443
Series 2003-S9, Class A8,
5.25%, 10/25/2033	49,044	50,234
Series 2004-AR3, Class A1,
3.17% (A), 06/25/2034	9,430	9,715
Series 2004-AR3, Class A2,
3.17% (A), 06/25/2034	96,995	99,692
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	86,542	88,658
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 07/25/2033	35,312	38,227
Wells Fargo Commercial Mortgage Trust Series 2016-C35, Class A4, 2.93%, 07/15/2048	1,915,000	2,030,234
Wells Fargo Mortgage-Backed Securities Trust Series 2004-U, Class A1, 3.09% (A), 10/25/2034	190,038	188,553

Total Mortgage-Backed Securities (Cost $55,676,347)		56,444,801

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
State of California, General Obligation Unlimited, 7.30%, 10/01/2039	520,000	804,347
University of California Regents Medical Center Pooled Revenue, Revenue Bonds, 3.71%, 05/15/2120	820,000	831,740

		1,636,087

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.3%
New York State Dormitory Authority, Revenue Bonds, Series D, 5.60%, 03/15/2040	$ 280,000	$ 377,821
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	1,016,595
5.65%, 11/01/2040	655,000	901,023

		2,295,439

Ohio - 0.3%
American Municipal Power, Inc., Revenue Bonds, Series B, 7.50%, 02/15/2050	640,000	1,028,097
Ohio State University, Revenue Bonds, Series A, 4.80%, 06/01/2111	1,370,000	1,811,971

		2,840,068

Total Municipal Government Obligations (Cost $5,235,065)		6,771,594

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.1%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.54%, 1.82% (A), 05/01/2037	55,839	58,154
6-Month LIBOR + 1.70%, 1.95% (A), 10/01/2036	15,095	15,330
12-Month LIBOR + 1.64%, 2.02% (A), 11/01/2036	25,103	26,489
12-Month LIBOR + 1.58%, 2.04% (A), 12/01/2036	80,878	85,220
12-Month LIBOR + 1.70%, 2.07% (A), 02/01/2037	21,297	22,495
6-Month LIBOR + 2.01%, 2.26% (A), 05/01/2037	22,846	24,082
12-Month LIBOR + 1.67%, 2.27% (A), 12/01/2036	86,096	91,037
12-Month LIBOR + 1.91%, 2.29% (A), 04/01/2037	1,282	1,282
12-Month LIBOR + 1.98%, 2.35% (A), 04/01/2037	16,453	16,490
12-Month LIBOR + 1.77%, 2.36% (A), 09/01/2037	11,423	11,663
1-Year CMT + 2.25%, 2.38% (A), 01/01/2035	184,743	196,830
1-Year CMT + 2.24%, 2.41% (A), 11/01/2036	74,564	78,223
12-Month LIBOR + 2.00%, 2.44% (A), 11/01/2036	6,281	6,312
1-Year CMT + 2.25%, 2.45% (A), 02/01/2036	138,418	145,748
12-Month LIBOR + 2.03%, 2.47% (A), 05/01/2037	19,497	19,717
1-Year CMT + 2.25%, 2.56% (A), 07/01/2036	118,090	125,691
1-Year CMT + 2.36%, 2.73% (A), 10/01/2037	5,656	5,670

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.88%, 2.74% (A), 05/01/2038	$ 5,988	$ 6,090
1-Year CMT + 2.65%, 2.78% (A), 10/01/2037	60,800	60,613
12-Month LIBOR + 2.47%, 3.11% (A), 03/01/2036	52,417	56,173
1-Year CMT + 2.43%, 3.13% (A), 12/01/2031	205,337	205,930
3.50%, 06/01/2042 - 07/15/2042	1,517,799	1,637,638
12-Month LIBOR + 2.33%, 3.77% (A), 05/01/2036	13,137	14,039
12-Month LIBOR + 2.18%, 3.93% (A), 05/01/2037	86,633	93,042
4.00%, 04/01/2043 - 09/01/2049	4,177,315	4,595,749
4.50%, 05/01/2041 - 07/01/2047	6,999,130	7,868,688
5.00%, 08/01/2040	164,121	188,018
5.50%, 05/01/2023 - 12/01/2035	253,921	266,762
6.00%, 12/01/2036 - 06/01/2037	153,250	175,449
6.50%, 05/01/2035 - 03/01/2038	655,421	764,043
7.50%, 02/01/2038 - 09/01/2038	33,759	39,121
10.00%, 03/17/2026 - 10/01/2030	3,666	3,967
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 0.81% (A), 09/25/2022	18,616	18,639
2.31%, 12/25/2022	1,815,002	1,860,067
2.72%, 07/25/2026	1,456,000	1,546,871
2.74%, 09/25/2025	1,000,000	1,062,061
2.81%, 09/25/2024	4,140,000	4,404,270
2.84%, 09/25/2022	363,985	372,467
2.93%, 01/25/2023	751,035	777,823
3.24%, 04/25/2027	1,097,000	1,217,690
3.30% (A), 11/25/2027	965,000	1,077,876
3.33%, 05/25/2027	590,000	656,323
3.34% (A), 04/25/2028	970,000	1,075,151
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 0.36% (A), 08/15/2023	49,155	49,184
1-Month LIBOR + 0.30%, 0.41% (A), 03/15/2036	22,217	22,333
1-Month LIBOR + 0.40%, 0.52% (A), 07/15/2037	311,625	311,644
1-Month LIBOR + 1.20%, 1.31% (A), 07/15/2039	13,257	13,525
4.00%, 11/15/2041 - 07/15/2042	2,835,116	3,281,724
4.50%, 06/15/2025	862,354	913,667
5.00%, 07/15/2033 - 07/15/2041	8,573,285	9,969,110
5.30%, 01/15/2033	251,953	290,411
5.50%, 02/15/2022 - 01/15/2039	1,623,635	1,875,090
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	313,253	333,288
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	290,196	311,189
5.70% (A), 10/15/2038	130,071	150,567
6.00%, 05/15/2034 - 06/15/2038	1,047,250	1,237,317
6.25%, 10/15/2023	46,291	48,854
6.50%, 08/15/2021 - 06/15/2032	481,851	545,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
6.60% (A), 11/15/2021	$ 1,123	$ 1,129
7.00%, 12/15/2036	272,795	330,272
7.41% (A), 11/15/2046	385,004	458,883
7.50%, 11/15/2036 - 12/15/2036	340,132	417,852
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	11,590	13,336
(1.50) * 1-Month LIBOR + 9.08%, 8.90% (A), 11/15/2033	31,337	33,478
(1.83) * 1-Month LIBOR + 14.85%, 14.64% (A), 06/15/2033	19,535	24,892
(3.33) * 1-Month LIBOR + 17.50%, 17.12% (A), 02/15/2040	251,691	345,609
(2.50) * 1-Month LIBOR + 17.45%, 17.16% (A), 02/15/2038	8,865	12,905
(3.00) * 1-Month LIBOR + 20.22%, 19.88% (A), 07/15/2035	21,324	30,376
(2.60) * 1-Month LIBOR + 20.93%, 20.63% (A), 08/15/2031	25,831	36,584
(4.00) * 1-Month LIBOR + 22.00%, 21.54% (A), 05/15/2035	31,020	44,497
(4.50) * 1-Month LIBOR + 24.75%, 24.23% (A), 06/15/2035	46,557	80,564
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.05% (A), 01/15/2040	240,929	11,449
4.00%, 11/15/2029 (J)	12,284	0
4.50%, 12/15/2024 (J)	39	0
5.00%, 10/15/2039 - 08/15/2040	449,176	32,510
(1.00) * 1-Month LIBOR + 6.00%, 5.89% (A), 11/15/2037 - 10/15/2040	405,314	70,187
(1.00) * 1-Month LIBOR + 6.05%, 5.94% (A), 05/15/2038	49,531	4,624
(1.00) * 1-Month LIBOR + 6.10%, 5.99% (A), 05/15/2039	30,693	5,259
(1.00) * 1-Month LIBOR + 6.25%, 6.14% (A), 12/15/2039	130,301	21,373
(1.00) * 1-Month LIBOR + 6.34%, 6.23% (A), 12/15/2039	334,244	51,602
(1.00) * 1-Month LIBOR + 6.40%, 6.29% (A), 01/15/2037	35,821	4,361
(1.00) * 1-Month LIBOR + 6.45%, 6.34% (A), 11/15/2037	16,002	3,192
(1.00) * 1-Month LIBOR + 6.80%, 6.69% (A), 09/15/2039	93,255	14,277
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 09/15/2032 - 12/15/2043	2,786,133	2,461,447
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.72% (A), 10/25/2037	279,555	283,637
5.23%, 05/25/2043	665,319	756,631
6.50%, 02/25/2043	229,218	270,605
6.50% (A), 09/25/2043	101,360	124,185
7.00%, 02/25/2043 - 07/25/2043	256,578	308,503
7.50%, 02/25/2042 - 09/25/2043	309,776	373,858
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 7.70%, 7.59% (A), 08/15/2036	234,177	58,439

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.33% (A), 03/25/2045 - 02/25/2046	$ 93,627	$ 93,526
1-Month LIBOR + 0.40%, 0.51% (A), 05/25/2042	152,694	152,527
1-Month LIBOR + 0.55%, 0.66% (A), 08/25/2042	427,810	427,859
0.75%, 09/25/2028	3,124,295	3,030,677
1.00%, 11/25/2033	3,189,611	3,145,801
1-Month LIBOR + 0.93%, 1.04% (A), 11/25/2022	272,648	273,122
6-Month LIBOR + 1.23%, 1.48% (A), 09/01/2036	18,605	19,105
6-Month LIBOR + 1.30%, 1.55% (A), 07/01/2037	47,659	49,191
6-Month LIBOR + 1.46%, 1.71% (A), 02/01/2037	48,959	50,732
12-Month LIBOR + 1.59%, 1.97% (A), 04/01/2037	3,063	3,105
12-Month LIBOR + 1.66%, 2.06% (A), 04/01/2036	20,978	21,878
12-Month LIBOR + 1.36%, 2.06% (A), 11/01/2037	27,496	28,750
12-Month LIBOR + 1.49%, 2.09% (A), 09/01/2037	16,087	16,350
2.15%, 01/25/2023	1,299,903	1,322,311
12-Month LIBOR + 1.63%, 2.16% (A), 09/01/2036	85,736	90,526
12-Month LIBOR + 1.82%, 2.23% (A), 12/01/2036	12,599	12,777
1-Year CMT + 2.03%, 2.26% (A), 11/01/2037	56,425	60,419
12-Month LIBOR + 1.82%, 2.32% (A), 09/01/2036	6,459	6,519
12-Month LIBOR + 1.95%, 2.32% (A), 11/01/2036	972	971
12-Month LIBOR + 1.94%, 2.37% (A), 12/01/2036	46,679	46,819
12-Month LIBOR + 1.77%, 2.38% (A), 10/01/2036	22,551	22,608
2.38%, 10/01/2026	1,460,395	1,550,423
2.43%, 08/01/2026	1,866,504	1,978,199
12-Month LIBOR + 1.65%, 2.45% (A), 07/01/2037	17,767	18,768
2.49%, 05/01/2026	967,243	1,027,522
12-Month LIBOR + 1.88%, 2.53% (A), 08/01/2036	3,924	3,961
12-Month LIBOR + 1.80%, 2.56% (A), 07/01/2037	25,218	25,336
2.56% (A), 12/25/2026	415,806	443,499
2.61%, 06/01/2026	1,012,000	1,081,865
2.62%, 11/01/2031	4,165,000	4,414,250
2.63%, 03/01/2026	2,832,751	3,026,012
2.64%, 06/01/2026	2,477,000	2,651,718
2.70%, 07/01/2026	1,243,977	1,335,799
12-Month LIBOR + 2.28%, 2.78% (A), 11/01/2036	4,005	4,046
6-Month LIBOR + 2.50%, 2.80% (A), 03/01/2036	105,503	112,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.80%, 01/01/2028	$ 1,134,412	$ 1,222,990
12-Month LIBOR + 1.86%, 2.83% (A), 06/01/2036	34,568	36,757
2.90%, 06/25/2027	2,036,676	2,208,450
12-Month LIBOR + 2.38%, 2.91% (A), 03/01/2036	59,403	63,506
2.92%, 01/01/2025	2,452,274	2,628,977
2.94% (A), 01/25/2026	3,486,000	3,764,400
2.94%, 12/01/2028	5,000,000	5,452,465
2.98%, 06/01/2027	1,715,000	1,863,143
3.00%, 06/01/2043	846,477	904,975
3.02%, 07/01/2024 - 07/01/2029	7,536,492	8,187,883
3.04%, 06/01/2024	1,689,012	1,801,100
3.06% (A), 05/25/2027	1,700,000	1,863,662
3.08%, 12/01/2024	1,813,531	1,952,083
3.09%, 09/01/2029	3,797,000	4,174,709
3.11%, 03/01/2027	1,894,523	2,071,953
3.15% (A), 03/25/2028	1,138,000	1,255,766
3.15%, 04/01/2031	2,736,002	2,926,346
3.18% (A), 06/25/2027	1,726,574	1,903,498
3.19% (A), 02/25/2030	815,000	906,330
12-Month LIBOR + 2.37%, 3.20% (A), 08/01/2037	23,161	23,704
3.24%, 06/01/2026	880,420	963,973
3.28% (A), 04/25/2029	1,419,000	1,578,003
3.29%, 08/01/2026	988,633	1,081,857
3.37%, 05/01/2037	862,165	955,947
12-Month LIBOR + 1.69%, 3.44% (A), 05/01/2036	18,813	18,965
3.48% (A), 07/25/2028	2,032,000	2,279,383
3.50%, 04/01/2043 - 03/01/2060	5,283,486	5,771,269
3.76%, 12/01/2035	1,839,800	2,136,569
3.97%, 12/01/2025	395,285	442,616
4.00%, 01/01/2043 - 08/01/2048	4,100,752	4,503,119
4.34%, 06/01/2021	7,000,000	6,997,565
4.45%, 07/01/2026	1,271,225	1,438,925
4.55%, 06/25/2043	65,757	72,808
5.00%, 04/01/2022 - 08/01/2040	404,758	460,688
5.50%, 11/01/2032 - 07/01/2037	914,455	1,052,562
6.00%, 08/01/2021 - 11/01/2037	1,275,796	1,437,725
6.50%, 06/01/2023 - 07/25/2042	887,871	1,024,009
7.00%, 12/25/2033 - 02/25/2044	864,142	1,024,867
7.50%, 10/01/2037 - 12/25/2045	489,801	593,583
8.00%, 10/01/2031	30,893	34,360
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 0.35% (A), 10/25/2046	86,011	85,113
1-Month LIBOR + 0.25%, 0.37% (A), 06/27/2036	111,731	110,094
1-Month LIBOR + 0.29%, 0.40% (A), 07/25/2036	80,853	81,182
1-Month LIBOR + 0.40%, 0.51% (A), 06/25/2037	19,634	19,941
1-Month LIBOR + 0.55%, 0.66% (A), 08/25/2041	147,824	149,121
1-Month LIBOR + 0.60%, 0.71% (A), 04/25/2040	120,282	121,350

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
2.78% (A), 12/25/2039	$ 90,395	$ 94,595
3.00%, 01/25/2046	595,216	641,170
3.50%, 02/25/2043	602,985	636,391
4.50%, 02/25/2039 - 05/25/2041	730,714	818,576
5.11% (A), 01/25/2032 (K)	31,003	33,563
5.50%, 08/25/2025 - 10/25/2040	4,371,901	5,062,326
5.62% (A), 12/25/2042	86,779	96,310
5.75%, 08/25/2034	556,777	610,402
5.82% (A), 05/25/2051	127,043	147,670
6.00%, 03/25/2029 - 12/25/2049	1,338,257	1,533,345
6.02% (A), 06/25/2040	102,652	119,140
6.21% (A), 02/25/2040	122,664	140,156
6.25%, 09/25/2038	16,695	19,467
6.44% (A), 03/25/2040	162,895	185,475
6.50%, 04/18/2028 - 11/25/2041	473,349	557,695
6.75%, 04/25/2037	44,670	49,900
7.00%, 03/25/2038 - 11/25/2041	1,013,500	1,218,251
7.50%, 05/17/2024	29,862	31,717
8.00%, 02/25/2023	88,308	92,710
(2.00) * 1-Month LIBOR + 12.66%, 12.45% (A), 03/25/2040	135,397	171,218
(2.00) * 1-Month LIBOR + 16.20%, 15.99% (A), 01/25/2034	7,708	8,576
(2.50) * 1-Month LIBOR + 16.88%, 16.61% (A), 08/25/2035 - 10/25/2035	37,676	51,484
(3.33) * 1-Month LIBOR + 17.67%, 17.31% (A), 04/25/2040	126,381	168,344
(2.75) * 1-Month LIBOR + 17.88%, 17.58% (A), 09/25/2024	43,670	50,211
(2.75) * 1-Month LIBOR + 19.53%, 19.23% (A), 05/25/2034	74,728	108,811
(2.75) * 1-Month LIBOR + 20.13%, 19.84% (A), 05/25/2035	74,568	93,503
(3.33) * 1-Month LIBOR + 22.67%, 22.31% (A), 04/25/2037	42,012	65,586
(3.67) * 1-Month LIBOR + 24.57%, 24.18% (A), 11/25/2035	39,991	57,796
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.43% (A), 01/25/2038	41,912	1,806
1.96% (A), 04/25/2041	168,856	11,215
(1.00) * 1-Month LIBOR + 4.44%, 4.33% (A), 11/25/2040	371,954	46,199
(1.00) * 1-Month LIBOR + 5.00%, 4.89% (A), 07/25/2040	455,834	63,209
5.00%, 07/25/2039	48,843	7,460
5.50%, 10/25/2039	71,717	12,288
(1.00) * 1-Month LIBOR + 5.90%, 5.79% (A), 10/25/2039	24,752	3,943
(1.00) * 1-Month LIBOR + 6.00%, 5.89% (A), 02/25/2038 - 06/25/2039	515,406	80,828
(1.00) * 1-Month LIBOR + 6.18%, 6.07% (A), 12/25/2039	8,065	1,288
(1.00) * 1-Month LIBOR + 6.25%, 6.14% (A), 01/25/2040	181,986	33,137
(1.00) * 1-Month LIBOR + 6.35%, 6.24% (A), 12/25/2037	295,617	54,554
(1.00) * 1-Month LIBOR + 6.40%, 6.29% (A), 07/25/2037 - 05/25/2040	469,446	89,269

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.42%, 6.31% (A), 04/25/2040	$ 78,642	$ 12,773
(1.00) * 1-Month LIBOR + 6.45%, 6.34% (A), 10/25/2037 - 12/25/2037	187,119	40,462
(1.00) * 1-Month LIBOR + 6.62%, 6.51% (A), 07/25/2037	96,904	17,457
(1.00) * 1-Month LIBOR + 6.65%, 6.54% (A), 10/25/2026 - 03/25/2039	326,964	40,868
(1.00) * 1-Month LIBOR + 6.70%, 6.59% (A), 03/25/2036	775,657	163,360
(1.00) * 1-Month LIBOR + 6.99%, 6.88% (A), 03/25/2038	85,459	17,581
(1.00) * 1-Month LIBOR + 7.10%, 6.99% (A), 02/25/2040	71,696	12,362
Federal National Mortgage Association REMIC, Principal Only STRIPS 10/25/2023 - 12/25/2043	1,919,670	1,757,181
Federal National Mortgage Association, Interest Only STRIPS 2.12% (A), 07/25/2030 - 11/25/2033	28,394,293	3,846,257
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	216,018	208,307
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	920,000	989,165
3.81% (A), 01/25/2048 (B)	4,355,000	4,720,898
3.81% (A), 01/25/2048 (B)	1,405,000	1,494,141
3.96% (A), 11/25/2047 (B)	2,000,000	2,163,573
3.98% (A), 07/25/2049 (B)	750,000	792,739
4.21% (A), 11/25/2047 (B)	853,000	922,807
Government National Mortgage Association
1-Month LIBOR + 0.45%, 0.56% (A), 03/20/2060	9,131	9,172
1-Month LIBOR + 0.47%, 0.58% (A), 05/20/2063	1,001,610	1,004,940
1-Month LIBOR + 0.50%, 0.61% (A), 06/20/2067	1,690,066	1,700,672
1-Month LIBOR + 0.52%, 0.63% (A), 10/20/2062	800,546	803,956
1-Month LIBOR + 0.53%, 0.64% (A), 10/20/2062	981,327	993,032
1-Month LIBOR + 0.58%, 0.69% (A), 05/20/2066	537,172	539,131
1-Month LIBOR + 0.60%, 0.71% (A), 11/20/2065	2,410,357	2,434,905
1-Month LIBOR + 0.65%, 0.76% (A), 05/20/2061 - 01/20/2066	4,759,574	4,794,793
1-Month LIBOR + 0.70%, 0.81% (A), 05/20/2061 - 03/20/2066	3,577,636	3,619,516
1-Month LIBOR + 1.00%, 1.11% (A), 12/20/2066	641,525	656,992
2.50%, 01/20/2051	870,813	904,971
3.50%, 01/20/2051	1,933,526	2,144,528
4.50%, 11/20/2034 - 11/20/2049	3,128,206	3,453,007
5.50%, 01/16/2033 - 09/20/2039	2,469,800	2,750,618
5.75%, 02/20/2036 - 10/20/2037	341,246	380,174

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.83% (A), 10/20/2033	$ 154,380	$ 173,913
6.00%, 11/20/2033 - 08/20/2038	550,138	616,113
6.50%, 01/15/2032 - 12/15/2035	365,466	429,484
7.00%, 09/15/2031 - 10/16/2040	458,611	525,340
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	7,869	8,514
7.50%, 09/16/2035 - 10/15/2037	90,169	103,645
(1.83) * 1-Month LIBOR + 14.70%, 14.49% (A), 11/17/2032	11,145	12,021
(2.92) * 1-Month LIBOR + 17.50%, 17.17% (A), 02/20/2034	30,530	39,019
(3.50) * 1-Month LIBOR + 23.28%, 22.87% (A), 04/20/2037	84,419	122,222
Government National Mortgage Association, Interest Only STRIPS
1.80% (A), 06/20/2067	3,926,698	296,859
(1.00) * 1-Month LIBOR + 5.83%, 5.71% (A), 02/20/2038	43,340	5,438
(1.00) * 1-Month LIBOR + 5.90%, 5.78% (A), 09/20/2038	278,834	46,085
(1.00) * 1-Month LIBOR + 5.95%, 5.83% (A), 02/20/2039 - 06/20/2039	109,784	15,261
(1.00) * 1-Month LIBOR + 6.00%, 5.88% (A), 02/20/2038	454,549	74,771
(1.00) * 1-Month LIBOR + 6.04%, 5.92% (A), 02/20/2039	36,211	5,434
(1.00) * 1-Month LIBOR + 6.05%, 5.93% (A), 08/16/2039	169,790	23,151
(1.00) * 1-Month LIBOR + 6.09%, 5.97% (A), 09/20/2039	277,945	54,091
(1.00) * 1-Month LIBOR + 6.10%, 5.98% (A), 11/20/2034 - 07/16/2039	389,781	47,912
(1.00) * 1-Month LIBOR + 6.15%, 6.03% (A), 07/20/2038	298,800	38,909
(1.00) * 1-Month LIBOR + 6.20%, 6.08% (A), 03/20/2037 - 06/20/2038	121,551	19,022
(1.00) * 1-Month LIBOR + 6.40%, 6.28% (A), 12/20/2038 - 11/16/2039	213,645	34,976
(1.00) * 1-Month LIBOR + 6.55%, 6.43% (A), 11/16/2033 - 11/20/2037	74,676	8,372
(1.00) * 1-Month LIBOR + 6.60%, 6.48% (A), 05/20/2041	181,280	25,666
6.50%, 03/20/2039	25,629	4,671
(1.00) * 1-Month LIBOR + 6.68%, 6.56% (A), 07/20/2037	172,375	31,420
(1.00) * 1-Month LIBOR + 6.70%, 6.58% (A), 06/20/2037	329,792	66,084
(1.00) * 1-Month LIBOR + 7.30%, 7.18% (A), 12/20/2038	184,867	29,100
(1.00) * 1-Month LIBOR + 7.60%, 7.48% (A), 09/20/2038	21,491	3,418
(1.00) * 1-Month LIBOR + 7.70%, 7.58% (A), 04/16/2038	20,025	3,230
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 12/20/2040	600,104	555,184
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 01/15/2030	2,000,000	1,706,582

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
4.25%, 09/15/2065 (G)	$ 365,000	$ 481,730
4.63%, 09/15/2060	451,000	630,292
5.88%, 04/01/2036	2,565,000	3,751,383
Tennessee Valley Authority, Principal Only STRIPS 11/01/2025 - 05/01/2030	3,300,000	3,036,253
Uniform Mortgage-Backed Security TBA, 2.00% (F)	4,480,000	4,517,233
Vendee Mortgage Trust
6.75%, 06/15/2028	145,623	167,336
7.25%, 02/15/2023	65,337	68,335

Total U.S. Government Agency Obligations (Cost $228,328,683)		237,651,210

U.S. GOVERNMENT OBLIGATIONS - 20.9%
U.S. Treasury - 20.5%
U.S. Treasury Bond
1.25%, 05/15/2050 (G)	3,105,000	2,404,920
1.63%, 11/15/2050	3,750,000	3,202,734
1.88%, 02/15/2051	7,315,000	6,644,077
2.00%, 02/15/2050	999,000	935,392
2.25%, 08/15/2046	280,000	277,659
2.38%, 11/15/2049	4,745,000	4,825,443
2.50%, 02/15/2045	2,300,000	2,397,660
2.88%, 08/15/2045 (G)	2,000,000	2,227,891
3.00%, 02/15/2048 (G)	430,000	491,796
3.13%, 02/15/2043 - 05/15/2048 (G)	1,651,000	1,917,924
3.38%, 05/15/2044	3,000,000	3,618,750
3.63%, 08/15/2043 - 02/15/2044	8,790,000	11,001,975
3.88%, 08/15/2040	60,000	76,962
U.S. Treasury Bond, Principal Only STRIPS
08/15/2021 - 11/15/2041	32,100,000	28,834,205
02/15/2022 - 02/15/2032 (G)	25,235,000	24,255,805
U.S. Treasury Note
0.50%, 02/28/2026 (G)	6,465,000	6,365,500
0.88%, 11/15/2030 (G)	9,875,000	9,228,496
1.25%, 10/31/2021 - 03/31/2028	7,925,000	7,937,504
1.50%, 02/28/2023 - 08/15/2026	5,142,000	5,268,555
1.63%, 02/15/2026 (G)	88,400	91,750
1.75%, 02/28/2022 - 07/15/2022	16,290,000	16,532,650
1.75%, 05/15/2023 - 12/31/2026 (G)	5,894,200	6,094,572
1.88%, 11/30/2021 - 08/31/2024 (G)	3,198,000	3,246,779
1.88%, 08/31/2022	4,000,000	4,093,750

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.00%, 10/31/2021	$ 3,900,000	$ 3,937,781
2.00%, 02/15/2023 - 11/15/2026 (G)	1,015,800	1,060,239
2.13%, 06/30/2022 (G)	1,000,000	1,023,594
2.13%, 02/29/2024 - 03/31/2024	1,279,000	1,345,319
2.25%, 11/15/2024 - 02/15/2027 (G)	4,435,000	4,715,263
2.50%, 08/15/2023	2,000,000	2,103,828
2.50%, 05/15/2024 (G)	148,000	157,632
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,760,520

		173,076,925

U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Indexed Note 0.13%, 01/15/2022	3,377,498	3,445,312

Total U.S. Government Obligations (Cost $172,091,510)		176,522,237

	Shares	Value
OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (L)	25,654,076	25,654,076

Total Other Investment Company (Cost $25,654,076)		25,654,076

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.00% (L), dated 04/30/2021, to be repurchased at $10,304,048 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $10,510,164.	$10,304,048	10,304,048

Total Repurchase Agreement (Cost $10,304,048)		10,304,048

Total Investments (Cost $843,542,141)		874,614,113
Net Other Assets (Liabilities) - (3.4)%		(28,606,707)

Net Assets - 100.0%		$846,007,406

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$72,598,957	$4,687,105	$77,286,062
Corporate Debt Securities	—	278,161,180	—	278,161,180
Foreign Government Obligations	—	5,818,905	—	5,818,905

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
Mortgage-Backed Securities	$—	$54,876,145	$1,568,656	$56,444,801
Municipal Government Obligations	—	6,771,594	—	6,771,594
U.S. Government Agency Obligations	—	237,651,210	—	237,651,210
U.S. Government Obligations	—	176,522,237	—	176,522,237
Other Investment Company	25,654,076	—	—	25,654,076
Repurchase Agreement	—	10,304,048	—	10,304,048

Total Investments	$25,654,076	$842,704,276	$6,255,761	$874,614,113

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$—	$2,628,567

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $182,563,756, representing 21.6% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2021, the total value of securities is $6,256,035, representing 0.7% of the Fund’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $61,121,788, collateralized by cash collateral of $25,654,076 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $36,715,155. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Securities deemed worthless.
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2021; the maturity date disclosed is the ultimate maturity date.
(L)	Rates disclosed reflect the yields at April 30, 2021.
(M)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Airlines - 0.5%
Southwest Airlines Co. (A)	10,184	$ 639,351

Banks - 8.0%
Citizens Financial Group, Inc.	30,966	1,433,107
Fifth Third Bancorp	45,904	1,860,948
Huntington Bancshares, Inc.	65,777	1,007,704
M&T Bank Corp.	11,300	1,781,897
Regions Financial Corp.	67,063	1,461,973
TCF Financial Corp.	21,376	973,036
Zions Bancorp NA	15,023	838,283

		9,356,948

Beverages - 1.5%
Constellation Brands, Inc., Class A	4,777	1,148,009
Keurig Dr. Pepper, Inc.	16,473	590,557

		1,738,566

Building Products - 1.4%
Fortune Brands Home & Security, Inc.	15,418	1,618,582

Capital Markets - 6.1%
Ameriprise Financial, Inc.	8,316	2,148,854
Northern Trust Corp.	11,845	1,347,961
Raymond James Financial, Inc.	11,243	1,470,360
State Street Corp.	10,880	913,376
T. Rowe Price Group, Inc.	7,162	1,283,430

		7,163,981

Chemicals - 1.5%
Celanese Corp.	5,742	899,484
Valvoline, Inc.	27,449	861,899

		1,761,383

Communications Equipment - 1.7%
CommScope Holding Co., Inc. (A)	26,213	431,204
Motorola Solutions, Inc.	8,361	1,574,376

		2,005,580

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	3,346	1,181,539

Consumer Finance - 1.0%
Discover Financial Services	10,586	1,206,804

Containers & Packaging - 1.8%
Ball Corp.	2,530	236,909
Packaging Corp. of America	6,106	901,551
Silgan Holdings, Inc.	23,464	989,477

		2,127,937

Distributors - 1.6%
Genuine Parts Co.	6,003	750,195
LKQ Corp. (A)	23,856	1,114,314

		1,864,509

Diversified Financial Services - 0.5%
Voya Financial, Inc.	9,186	622,994

Electric Utilities - 3.6%
Edison International	18,157	1,079,434
Entergy Corp.	12,174	1,330,496
Xcel Energy, Inc.	26,261	1,872,409

		4,282,339

Electrical Equipment - 3.6%
Acuity Brands, Inc.	7,756	1,438,893
AMETEK, Inc.	8,780	1,184,685

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Hubbell, Inc.	8,565	$ 1,644,566

		4,268,144

Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp., Class A	19,330	1,301,682
CDW Corp.	5,082	906,273
Keysight Technologies, Inc. (A)	3,641	525,578
SYNNEX Corp.	12,264	1,486,397

		4,219,930

Equity Real Estate Investment Trusts - 9.1%
American Homes 4 Rent, Class A	25,799	955,595
AvalonBay Communities, Inc.	4,435	851,520
Boston Properties, Inc.	9,242	1,010,613
Brixmor Property Group, Inc.	29,636	662,068
Essex Property Trust, Inc.	2,084	605,444
Federal Realty Investment Trust	5,329	601,324
JBG SMITH Properties	11,891	387,765
Kimco Realty Corp.	35,573	747,033
Mid-America Apartment Communities, Inc.	3,066	482,374
Rayonier, Inc.	26,454	959,751
Regency Centers Corp.	8,225	523,603
Rexford Industrial Realty, Inc.	5,469	303,803
Sun Communities, Inc.	2,967	494,985
Ventas, Inc.	8,254	457,767
Weyerhaeuser Co.	26,786	1,038,493
WP Carey, Inc.	7,757	580,922

		10,663,060

Food & Staples Retailing - 1.3%
Kroger Co.	19,148	699,668
US Foods Holding Corp. (A)	20,308	841,970

		1,541,638

Food Products - 0.9%
Post Holdings, Inc. (A)	8,878	1,010,139

Gas Utilities - 1.1%
National Fuel Gas Co.	25,504	1,266,529

Health Care Equipment & Supplies - 1.4%
Zimmer Biomet Holdings, Inc.	9,576	1,696,484

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	9,979	1,205,463
Cigna Corp.	3,583	892,203
Henry Schein, Inc. (A)	12,328	893,780
Humana, Inc.	947	421,642
Laboratory Corp. of America Holdings (A)	6,246	1,660,624
Universal Health Services, Inc., Class B	8,804	1,306,602

		6,380,314

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	3,788	555,775
Expedia Group, Inc. (A)	3,773	664,916

		1,220,691

Household Durables - 2.3%
Mohawk Industries, Inc. (A)	5,998	1,232,589
Newell Brands, Inc.	53,084	1,431,145

		2,663,734

Household Products - 0.6%
Energizer Holdings, Inc.	13,846	682,608

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	8,229	$ 1,577,088

Insurance - 6.4%
Alleghany Corp. (A)	1,044	708,845
Hartford Financial Services Group, Inc.	16,843	1,110,964
Lincoln National Corp.	13,063	837,730
Loews Corp.	35,019	1,952,309
Marsh & McLennan Cos., Inc.	5,920	803,344
Progressive Corp.	7,542	759,781
RenaissanceRe Holdings Ltd.	2,656	448,360
W.R. Berkley Corp.	10,572	842,800

		7,464,133

Interactive Media & Services - 0.8%
IAC / InterActiveCorp (A)	3,484	883,089

Machinery - 6.3%
IDEX Corp.	5,215	1,169,203
ITT, Inc.	15,264	1,439,548
Lincoln Electric Holdings, Inc.	9,854	1,261,805
Middleby Corp. (A)	7,858	1,424,812
Snap-on, Inc.	4,792	1,138,579
Timken Co.	11,717	982,705

		7,416,652

Media - 3.3%
Discovery, Inc., Class C (A)	21,435	692,565
Liberty Broadband Corp., Class C (A)	10,637	1,730,852
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	33,103	1,497,249

		3,920,666

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	28,859	1,088,273

Multi-Utilities - 3.1%
CMS Energy Corp.	23,099	1,487,345
Sempra Energy	4,806	661,161
WEC Energy Group, Inc.	15,256	1,482,426

		3,630,932

Multiline Retail - 0.7%
Kohl’s Corp.	13,113	769,209

Oil, Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp.	35,733	595,669
Diamondback Energy, Inc.	23,070	1,885,511
EQT Corp. (A)	26,671	509,416
Equitrans Midstream Corp.	37,584	306,686

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	44,384	$ 1,081,194

		4,378,476

Professional Services - 0.8%
Leidos Holdings, Inc.	9,802	992,747

Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (A)	17,291	1,473,193

Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	7,427	1,137,519

Software - 1.5%
NortonLifeLock, Inc.	51,051	1,103,212
Synopsys, Inc. (A)	2,544	628,521

		1,731,733

Specialty Retail - 3.5%
AutoZone, Inc. (A)	1,113	1,629,566
Best Buy Co., Inc.	11,931	1,387,217
Gap, Inc.	34,053	1,127,154

		4,143,937

Textiles, Apparel & Luxury Goods - 1.9%
Carter’s, Inc.	10,059	1,094,318
Ralph Lauren Corp. (A)	8,596	1,145,761

		2,240,079

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	12,311	187,620

Total Common Stocks (Cost $61,218,013)		114,219,130

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $3,458,741 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $3,527,967.	$ 3,458,741	3,458,741

Total Repurchase Agreement (Cost $3,458,741)		3,458,741

Total Investments (Cost $64,676,754)		117,677,871
Net Other Assets (Liabilities) - (0.1)%		(130,280)

Net Assets - 100.0%		$ 117,547,591

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$114,219,130	$—	$—	$114,219,130
Repurchase Agreement	—	3,458,741	—	3,458,741

Total Investments	$114,219,130	$3,458,741	$—	$117,677,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.0%
ABFC Trust Series 2004-OPT5, Class A1, 1-Month LIBOR + 0.70%, 0.81% (A), 06/25/2034	$128,101	$126,096
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10, Class M2, 1-Month LIBOR + 0.65%, 0.75% (A), 01/25/2036	1,444,431	1,441,347
Anchorage Capital CLO 16 Ltd. Series 2020-16A, Class A, 3-Month LIBOR + 1.40%, 1.59% (A), 10/20/2031 (B)	1,300,000	1,301,738
Apres Static CLO Ltd. Series 2019-1A, Class A1R, 3-Month LIBOR + 1.07%, 1.25% (A), 10/15/2028 (B)	1,556,430	1,556,625
Aqueduct European CLO DAC Series 2017-1A, Class AR, 3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 1,700,000	2,044,227
Aurium CLO II DAC Series 2A, Class AR, 3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	1,409,320	1,697,795
Barings CLO BV Series 2016-1A, Class A1R, 3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	1,199,997	1,440,972
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.08% (A), 03/25/2035	$662,541	662,274
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.65%, 0.75% (A), 12/25/2035	1,999,561	1,999,282
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.65%, 0.75% (A), 02/25/2036	408,998	408,651
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.35% (A), 12/25/2036	2,694,458	2,613,795
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 0.22% (A), 04/25/2031	28,554	92,263
Bear Stearns Asset-Backed Securities Trust Series 2002-2, Class A1, 1-Month LIBOR + 0.66%, 0.77% (A), 10/25/2032	2,416	2,404
BlueMountain CLO Ltd. Series 2013-2A, Class A1R, 3-Month LIBOR + 1.18%, 1.36% (A), 10/22/2030 (B)	1,499,990	1,501,052

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain Fuji CLO II DAC Series 2017-2A, Class AR, 3-Month EURIBOR + 0.65%, 0.65% (A), 07/15/2030 (B)	EUR 1,400,000	$ 1,683,283
C-BASS Trust Series 2007-CB1, Class AF1A, 1-Month LIBOR + 0.07%, 0.18% (A), 01/25/2037	$305,151	125,277
CBAM Ltd. Series 2018-8A, Class A1, 3-Month LIBOR + 1.12%, 1.31% (A), 10/20/2029 (B)	1,600,000	1,600,213
CIFC Funding Ltd. Series 2015-5A, Class A1R, 3-Month LIBOR + 0.86%, 1.04% (A), 10/25/2027 (B)	1,601,966	1,602,235
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 1.05% (A), 10/25/2034	1,388,430	1,382,143
Citigroup Mortgage Loan Trust, Inc. Series 2007-FS1, Class 1A1, 4.42% (A), 10/25/2037 (B)	584,800	608,786
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.49% (A), 10/25/2046	311,426	313,057
Series 2006-2, Class M1,
1-Month LIBOR + 0.60%, 0.71% (A), 06/25/2036	351,750	348,518
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 0.57% (A), 05/25/2036	1,387,833	1,379,155
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 0.25% (A), 02/25/2037	689,844	658,467
Denali Capital CLO X LLC Series 2013-1A, Class A1LR, 3-Month LIBOR + 1.05%, 1.23% (A), 10/26/2027 (B)	617,148	617,236
Dorchester Park CLO DAC Series 2015-1A, Class AR, 3-Month LIBOR + 0.90%, 1.09% (A), 04/20/2028 (B)	977,814	977,967
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 1.08% (A), 10/15/2027 (B)	1,176,226	1,176,398
Evergreen Credit Card Trust Series 2019-2, Class A, 1.90%, 09/16/2024 (B)	2,000,000	2,044,743
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 1.04% (A), 10/25/2034	1,316,017	1,313,698

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust (continued)
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.42% (A), 10/25/2036	$ 2,000,000	$ 1,709,861
Gulf Stream Meridian 2 Ltd. Series 2020-IIA, Class A1A2, 3-Month LIBOR + 1.40%, 1.58% (A), 10/15/2029 (B)	1,300,000	1,300,627
Harvest CLO XX DAC Series 20A, Class AR, 3-Month EURIBOR + 0.96%, 0.96% (A), 10/20/2031 (B)	EUR 1,400,000	1,682,305
Home Equity Asset Trust Series 2002-1, Class A4, 1-Month LIBOR + 0.60%, 0.71% (A), 11/25/2032	$1,026	957
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 0.33% (A), 04/25/2037	384,742	330,455
JMP Credit Advisors CLO IIIR Ltd. Series 2014-1RA, Class A, 3-Month LIBOR + 0.85%, 1.04% (A), 01/17/2028 (B)	592,094	592,120
JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A5, 1-Month LIBOR + 0.26%, 0.37% (A), 03/25/2037	2,928,063	2,904,770
KVK CLO Ltd. Series 2013-1A, Class AR, 3-Month LIBOR + 0.90%, 1.09% (A), 01/14/2028 (B)	565,088	565,157
LCM XV, LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 1.19% (A), 07/20/2030 (B)	1,600,000	1,600,158
LoanCore Issuer Ltd. Series 2018-CRE1, Class A, 1-Month LIBOR + 1.13%, 1.24% (A), 05/15/2028 (B)	553,865	553,865
LP Credit Card ABS Master Trust Series 2018-1, Class A, 1-Month LIBOR + 1.55%, 1.66% (A), 08/20/2024 (B)	1,211,125	1,259,289
Merrill Lynch Mortgage Investors Trust Series 2006-FM1, Class A2C, 1-Month LIBOR + 0.32%, 0.43% (A), 04/25/2037	1,485,330	999,939
MF1 Ltd. Series 2020-FL4, Class A, 1-Month LIBOR + 1.70%, 1.81% (A), 11/15/2035 (B)	1,600,000	1,612,993
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	106,915	82,595
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	160,166	102,874

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 0.98% (A), 10/15/2026 (B)	$ 166,057	$ 166,071
New Century Home Equity Loan Trust Series 2006-1, Class A2B, 1-Month LIBOR + 0.18%, 0.29% (A), 05/25/2036	44,257	42,947
Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 0.85%, 1.03% (A), 07/15/2027 (B)	462,461	462,518
Option One Mortgage Loan Trust Series 2007-4, Class 2A4, 1-Month LIBOR + 0.31%, 0.42% (A), 04/25/2037	3,813,250	2,679,004
OZLM Funding Ltd. Series 2012-1A, Class A1R3, 3-Month LIBOR + 0.97%, 1.15% (A), 07/22/2029 (B)	2,000,000	1,998,430
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M2, 1-Month LIBOR + 0.80%, 0.90% (A), 07/25/2035	361,767	361,607
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class M1, 1-Month LIBOR + 0.39%, 0.50% (A), 02/25/2036	272,277	270,250
Santander Drive Auto Receivables Trust Series 2020-2, Class A2A, 0.62%, 05/15/2023	370,615	370,789
Securitized Asset-Backed Receivables LLC Trust Series 2007-HE1, Class A2A, 1-Month LIBOR + 0.06%, 0.17% (A), 12/25/2036	58,957	19,552
SLM Student Loan Trust Series 2005-4, Class A3, 3-Month LIBOR + 0.12%, 0.30% (A), 01/25/2027	524,041	522,420
Sound Point CLO Ltd. Series 2015-3A, Class AR, 3-Month LIBOR + 0.89%, 1.08% (A), 01/20/2028 (B)	143,693	143,715
Sound Point CLO XII Ltd. Series 2016-2A, Class AR2, 3-Month LIBOR + 1.05%, 1.24% (A), 10/20/2028 (B)	1,875,277	1,875,317
Specialty Underwriting & Residential Finance Trust Series 2004-BC2, Class M1, 1-Month LIBOR + 0.83%, 0.93% (A), 05/25/2035	1,513,137	1,503,759
Steele Creek CLO Ltd. Series 2015-1A, Class AR2, 3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	1,600,000	1,598,547

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1,
1-Month LIBOR + 1.13%, 1.23% (A), 07/25/2033	$ 1,050,308	$ 1,047,694
Series 2004-7, Class M1,
1-Month LIBOR + 1.05%, 1.16% (A), 08/25/2034	665,132	661,989
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC1, Class A6, 1-Month LIBOR + 0.27%, 0.38% (A), 03/25/2036	708,850	671,354
Telos CLO Ltd. Series 2014-5A, Class A1R, 3-Month LIBOR + 0.95%, 1.14% (A), 04/17/2028 (B)	810,274	809,913
Tralee CLO Ltd. Series 2018-5A, Class A1, 3-Month LIBOR + 1.11%, 1.30% (A), 10/20/2028 (B)	2,266,524	2,266,724
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	1,642	1,703
Series 2004-20C, Class 1,
4.34%, 03/01/2024	15,407	15,966
Wellfleet CLO Ltd. Series 2017-1A, Class A1RR, 3-Month LIBOR + 0.89%, 1.08% (A), 04/20/2029 (B)	1,600,000	1,598,587
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.72%, 0.83% (A), 12/25/2035	3,761,215	3,751,076
WhiteHorse X Ltd. Series 2015-10A, Class A1R, 3-Month LIBOR + 0.93%, 1.12% (A), 04/17/2027 (B)	180,124	180,200

Total Asset-Backed Securities (Cost $65,094,523)		71,037,794

CORPORATE DEBT SECURITIES - 37.6%
Aerospace & Defense - 0.8%
BAE Systems PLC 1.90%, 02/15/2031 (B)	1,400,000	1,322,601
Boeing Co.
1.43%, 02/04/2024	1,700,000	1,704,867
2.75%, 02/01/2026	1,900,000	1,969,240

		4,996,708

Airlines - 0.7%
American Airlines Pass-Through Trust 3.58%, 07/15/2029	1,492,678	1,518,180
Delta Air Lines Pass-Through Trust 2.00%, 12/10/2029	1,552,165	1,563,369
United Airlines Pass-Through Trust 5.88%, 04/15/2029	1,522,640	1,683,984

		4,765,533

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.5%
Nissan Motor Co. Ltd.
2.65%, 03/17/2026 (C) (D)	EUR 1,300,000	$ 1,704,069
4.81%, 09/17/2030 (B)	$1,600,000	1,775,602

		3,479,671

Banks - 7.5%
AIB Group PLC 4.75%, 10/12/2023 (B)	1,900,000	2,073,276
Bank of America Corp. Fixed until 09/25/2024, 0.98% (A), 09/25/2025	1,500,000	1,498,430
Banque Federative du Credit Mutuel SA 3-Month LIBOR + 0.96%, 1.15% (A), 07/20/2023 (B)	2,200,000	2,235,436
Barclays Bank PLC
7.63%, 11/21/2022	805,000	882,570
10.18%, 06/12/2021 (B)	1,840,000	1,858,865
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023 (C)	GBP 600,000	847,889
3.68%, 01/10/2023	$1,100,000	1,123,227
Fixed until 03/15/2022 (E), 7.88% (A) (C)	1,400,000	1,470,000
Fixed until 09/15/2022 (E), 7.88% (A) (C)	GBP 200,000	296,887
BBVA USA 3-Month LIBOR + 0.73%, 0.91% (A), 06/11/2021	$1,800,000	1,800,227
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	1,600,000	1,578,717
Fixed until 02/25/2031 (E), 4.63% (A) (B) (D)	1,600,000	1,624,000
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.62% (A), 09/01/2023	500,000	507,641
Fixed until 06/03/2030, 2.57% (A), 06/03/2031 (D) (F)	1,800,000	1,805,393
Cooperatieve Rabobank UA Fixed until 02/24/2026, 1.11% (A), 02/24/2027 (B)	1,700,000	1,675,197
Discover Bank 4.20%, 08/08/2023	1,800,000	1,947,037
JPMorgan Chase & Co.
Fixed until 06/01/2027, 2.18% (A), 06/01/2028	1,800,000	1,836,800
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,923,946
Lloyds Banking Group PLC
4.00%, 03/07/2025	AUD 2,000,000	1,683,939
Fixed until 06/27/2025 (E), 4.95% (A) (C)	EUR 500,000	659,559
Fixed until 06/27/2023 (E), 7.63% (A) (C)	GBP 700,000	1,057,366
Mizuho Financial Group, Inc.
Fixed until 07/10/2030, 2.20% (A), 07/10/2031	$1,500,000	1,458,899

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc. (continued)
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	$ 2,100,000	$ 2,254,642
Natwest Group PLC Fixed until 08/15/2021 (E), 8.63% (A)	800,000	815,760
NatWest Markets PLC 0.63%, 03/02/2022 (C) (D)	EUR 1,700,000	2,061,058
Societe Generale SA 4.25%, 09/14/2023 (B)	$1,800,000	1,943,208
Standard Chartered PLC Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	1,600,000	1,569,788
Sumitomo Mitsui Financial Group, Inc. 1.47%, 07/08/2025	1,600,000	1,611,697
UniCredit SpA 7.83%, 12/04/2023 (B)	4,100,000	4,748,416
Virgin Money PLC Fixed until 09/25/2025, 4.00% (A), 09/25/2026 (C)	GBP 100,000	150,345
Wells Fargo & Co. Fixed until 06/02/2027, 2.39% (A), 06/02/2028	$1,800,000	1,851,917

		48,852,132

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060	1,500,000	1,724,827
Bacardi Ltd. 4.45%, 05/15/2025 (B)	1,200,000	1,338,769
Suntory Holdings Ltd. 2.55%, 06/28/2022 (B)	1,600,000	1,634,337

		4,697,933

Capital Markets - 1.9%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.42% (A), 06/12/2024 (B)	1,800,000	1,822,941
Fixed until 12/18/2024 (E), 6.25% (A) (B)	400,000	431,915
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	1,000,000	1,042,267
Deutsche Bank AG
3.95%, 02/27/2023	1,900,000	2,003,100
4.25%, 10/14/2021	2,700,000	2,745,684
Goldman Sachs Group, Inc. 3-Month LIBOR + 1.17%, 1.36% (A), 05/15/2026	1,600,000	1,626,392
Intercontinental Exchange, Inc. 1.85%, 09/15/2032	1,100,000	1,018,956
Nomura Holdings, Inc. 2.68%, 07/16/2030	1,200,000	1,188,708
UBS AG 7.63%, 08/17/2022	600,000	652,197

		12,532,160

Chemicals - 0.5%
Nutrition & Biosciences, Inc. 2.30%, 11/01/2030 (B)	1,600,000	1,557,450

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Syngenta Finance NV 5.18%, 04/24/2028 (B)	$ 1,300,000	$ 1,437,068

		2,994,518

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	231,963	228,484
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (G)	2,057,035	411,345
Odebrecht Oil & Gas Finance Ltd. Zero Coupon, 05/31/2021 (B) (E)	266,175	3,194

		643,023

Consumer Finance - 3.3%
BMW Finance NV 2.25%, 08/12/2022 (B)	1,700,000	1,740,903
Capital One Financial Corp. 4.25%, 04/30/2025	1,500,000	1,674,892
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	2,100,000	2,155,755
3.35%, 05/04/2021 (B)	1,600,000	1,600,000
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.73%, 0.18% (A), 11/15/2023	EUR 1,400,000	1,643,363
3-Month LIBOR + 1.24%, 1.43% (A), 02/15/2023	$1,200,000	1,190,696
1.74%, 07/19/2024	EUR 1,500,000	1,819,764
5.88%, 08/02/2021	$900,000	908,550
Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021 (B)	1,700,000	1,702,587
Hyundai Capital America 0.80%, 04/03/2023 - 01/08/2024 (B)	3,300,000	3,289,860
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.69%, 0.88% (A), 09/28/2022 (B)	1,600,000	1,601,678
2.60%, 09/28/2022 (B)	500,000	512,325
Volkswagen Bank GmbH 2.50%, 07/31/2026 (C)	EUR 1,200,000	1,607,314

		21,447,687

Diversified Financial Services - 1.2%
BGC Partners, Inc. 5.38%, 07/24/2023	$1,500,000	1,625,775
GE Capital Funding LLC 4.40%, 05/15/2030 (B)	1,800,000	2,046,147
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	1,600,000	1,638,091
4.13%, 07/15/2023 (B)	1,800,000	1,914,321
Tayarra Ltd. 3.63%, 02/15/2022	784,104	792,916

		8,017,250

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	1,500,000	1,421,142
2.75%, 06/01/2031	1,800,000	1,800,218

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
Verizon Communications, Inc. 3.38%, 02/15/2025	$ 2,590,000	$ 2,825,287

		6,046,647

Electric Utilities - 3.0%
Alabama Power Co. 1.45%, 09/15/2030	700,000	655,749
Enel Finance International NV 2.65%, 09/10/2024 (B)	1,800,000	1,892,502
Evergy, Inc. 2.45%, 09/15/2024	1,600,000	1,677,396
FirstEnergy Corp. 3.35%, 07/15/2022	1,500,000	1,530,000
NextEra Energy Capital Holdings, Inc. 3-Month LIBOR + 0.27%, 0.45% (A), 02/22/2023	2,000,000	2,000,213
Oncor Electric Delivery Co. LLC 4.10%, 06/01/2022	1,500,000	1,544,909
Pacific Gas & Electric Co.
3-Month LIBOR + 1.38%, 1.57% (A), 11/15/2021	1,600,000	1,605,279
1.75%, 06/16/2022	900,000	900,785
3.15%, 01/01/2026	1,800,000	1,875,332
3.75%, 02/15/2024 (H)	1,700,000	1,806,540
PPL Capital Funding, Inc. 3.50%, 12/01/2022	2,000,000	2,080,881
Southern Power Co. 0.90%, 01/15/2026	1,700,000	1,663,054

		19,232,640

Electrical Equipment - 0.3%
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd. 4.50%, 07/14/2028 (B) (D)	1,600,000	1,600,189

Entertainment - 0.3%
Walt Disney Co. 3.60%, 01/13/2051	1,500,000	1,614,586

Equity Real Estate Investment Trusts - 3.9%
Agree, LP 2.90%, 10/01/2030	1,600,000	1,638,461
Alexandria Real Estate Equities, Inc. 1.88%, 02/01/2033	1,300,000	1,198,331
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,879,926
3.38%, 05/15/2024	2,200,000	2,363,904
Boston Properties, LP 3.40%, 06/21/2029	1,600,000	1,710,142
Crown Castle International Corp. 3.70%, 06/15/2026	1,700,000	1,867,821
Equinix, Inc. 1.55%, 03/15/2028	1,700,000	1,637,435
Federal Realty Investment Trust 3.50%, 06/01/2030	600,000	640,902
Healthcare Trust of America Holdings, LP 2.00%, 03/15/2031	1,400,000	1,321,457
Mid-America Apartments, LP 1.70%, 02/15/2031	1,500,000	1,394,803

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
National Retail Properties, Inc. 3.50%, 10/15/2027	$ 1,600,000	$ 1,726,540
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031	1,600,000	1,616,568
Service Properties Trust 4.35%, 10/01/2024	1,600,000	1,592,000
Spirit Realty, LP 4.00%, 07/15/2029	1,500,000	1,641,075
VEREIT Operating Partnership, LP 3.40%, 01/15/2028	1,500,000	1,620,546
Welltower, Inc. 2.75%, 01/15/2031	1,500,000	1,519,872

		25,369,783

Food & Staples Retailing - 0.3%
ELO SACA 2.88%, 01/29/2026 (C)	EUR 1,500,000	2,008,292

Food Products - 0.2%
Conagra Brands, Inc. 1.38%, 11/01/2027	$1,600,000	1,556,486

Health Care Providers & Services - 0.9%
Anthem, Inc. 2.38%, 01/15/2025	1,900,000	1,992,887
Cigna Corp. 3-Month LIBOR + 0.89%, 1.07% (A), 07/15/2023	1,100,000	1,113,369
CVS Health Corp. 3.63%, 04/01/2027	2,300,000	2,541,873

		5,648,129

Hotels, Restaurants & Leisure - 1.6%
Choice Hotels International, Inc. 3.70%, 12/01/2029	1,400,000	1,487,094
Expedia Group, Inc. 6.25%, 05/01/2025 (B)	659,000	766,348
GLP Capital, LP / GLP Financing II, Inc. 5.30%, 01/15/2029	2,400,000	2,727,480
Marriott International, Inc. 2.13%, 10/03/2022	1,600,000	1,631,247
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B) (D)	1,500,000	1,539,375
5.50%, 03/01/2025 (B)	1,800,000	1,921,500

		10,073,044

Household Durables - 0.3%
D.R. Horton, Inc. 4.38%, 09/15/2022	1,800,000	1,874,550

Insurance - 0.8%
Ambac LSNI LLC 3-Month LIBOR + 5.00%, 6.00% (A), 02/12/2023 (B)	1,810,861	1,813,125
Empower Finance, LP 1.36%, 09/17/2027 (B) (D)	1,600,000	1,562,173
Guardian Life Global Funding 1.25%, 11/19/2027 (B)	1,600,000	1,556,060

		4,931,358

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
IT Services - 0.5%
Amdocs Ltd. 2.54%, 06/15/2030	$ 1,500,000	$ 1,472,595
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	1,600,000	1,583,291

		3,055,886

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	600,000	624,663

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP 3.40%, 02/15/2031	1,200,000	1,244,136
Chevron Corp. 2.24%, 05/11/2030	1,800,000	1,810,702
Enbridge, Inc. SOFR + 0.40%, 0.41% (A), 02/17/2023	1,700,000	1,702,153
Shell International Finance BV 2.75%, 04/06/2030	1,600,000	1,663,563

		6,420,554

Pharmaceuticals - 1.4%
Bayer US Finance II LLC
3-Month LIBOR + 1.01%, 1.19% (A), 12/15/2023 (B)	2,200,000	2,228,791
4.38%, 12/15/2028 (B)	1,400,000	1,583,472
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/2030	1,000,000	966,966
Teva Pharmaceutical Finance II BV 4.50%, 03/01/2025	EUR 1,100,000	1,379,605
Teva Pharmaceutical Finance III BV 6.00%, 04/15/2024	$1,100,000	1,160,500
Utah Acquisition Sub, Inc. 3.15%, 06/15/2021	1,800,000	1,803,834

		9,123,168

Professional Services - 0.3%
Equifax, Inc. 3-Month LIBOR + 0.87%, 1.06% (A), 08/15/2021	2,100,000	2,104,145

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC 5.41%, 07/13/2044 (C)	GBP 748,175	1,331,718

Road & Rail - 0.3%
NTT Finance Corp. 0.58%, 03/01/2024 (B)	$2,000,000	1,996,939

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.46%, 09/15/2026	1,917,000	2,078,211
3.50%, 02/15/2041 (B)	1,700,000	1,635,417
4.30%, 11/15/2032	1,400,000	1,544,218
5.00%, 04/15/2030	500,000	575,717
Micron Technology, Inc. 4.98%, 02/06/2026	1,800,000	2,077,659

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (B)	$ 1,900,000	$ 2,108,176

		10,019,398

Software - 0.8%
Citrix Systems, Inc. 3.30%, 03/01/2030	1,400,000	1,461,588
Oracle Corp. 3.85%, 04/01/2060	1,300,000	1,301,991
VMware, Inc. 2.95%, 08/21/2022	2,400,000	2,471,774

		5,235,353

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp. 5.45%, 06/15/2023 (B)	2,200,000	2,400,054
Hewlett Packard Enterprise Co. 3-Month LIBOR + 0.72%, 0.91% (A), 10/05/2021	1,500,000	1,500,272

		3,900,326

Tobacco - 0.3%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,793,244
3.75%, 07/21/2022 (B)	297,000	305,999

		2,099,243

Wireless Telecommunication Services - 0.9%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,536,475
7.38%, 05/01/2026 (B)	$900,000	933,120
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	1,400,000	1,377,222
3.75%, 04/15/2027 (B)	1,600,000	1,762,432

		5,609,249

Total Corporate Debt Securities (Cost $237,099,670)		243,902,961

FOREIGN GOVERNMENT OBLIGATIONS - 6.7%
Brazil - 3.9%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2021 - 01/01/2022	BRL 139,900,000	25,280,096

Israel - 0.3%
Israel Government International Bond 3.88%, 07/03/2050	$1,900,000	2,117,550

Japan - 0.8%
Japan Bank for International Cooperation 2.88%, 07/21/2027	1,700,000	1,847,812
Japan Finance Organization for Municipalities 3.38%, 09/27/2023 (B)	2,900,000	3,093,719

		4,941,531

Kuwait - 0.2%
Kuwait International Government Bond 2.75%, 03/20/2022 (C) (D)	1,400,000	1,428,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.8%
Peru Government International Bond
5.94%, 02/12/2029 (C)	PEN 2,000,000	$ 574,519
5.94%, 02/12/2029 (B)	6,200,000	1,781,008
6.15%, 08/12/2032 (C)	2,000,000	551,469
6.35%, 08/12/2028 (C)	1,000,000	294,886
8.20%, 08/12/2026 (C)	5,600,000	1,873,387

		5,075,269

Qatar - 0.7%
Qatar Government International Bond
3.38%, 03/14/2024 (C)	$2,100,000	2,254,770
4.00%, 03/14/2029 (C)	2,100,000	2,385,600

		4,640,370

Total Foreign Government Obligations (Cost $42,282,126)		43,483,508

MORTGAGE-BACKED SECURITIES - 9.7%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (B)	1,600,000	1,752,423
A10 Bridge Asset Financing LLC Series 2020-C, Class A, 2.02%, 08/15/2040 (B)	1,224,602	1,230,610
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.65% (A), 08/25/2035	838,921	578,195
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	102,320	90,543
Series 2006-J8, Class A2,
6.00%, 02/25/2037	127,178	82,306
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.31% (A), 09/20/2046	395,577	356,473
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.34%, 0.45% (A), 07/25/2046	101,744	150,921
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.34%, 0.45% (A), 11/25/2036	8,415	15,864
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	150,111	118,922
Series 2007-HY4, Class 1A1,
2.62% (A), 06/25/2037	205,110	181,065
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,260,791	716,592
Ashford Hospitality Trust Series 2018-AHT1, Class A, 1-Month LIBOR + 1.00%, 1.11% (A), 06/15/2035 (B)	2,200,000	2,199,955
Banc of America Funding Trust
Series 2005-D, Class A1,
3.03% (A), 05/25/2035	72,414	73,284
Series 2006-4, Class A12,
6.00%, 07/25/2036	619,651	587,924
Series 2006-J, Class 4A1,
3.37% (A), 01/20/2047	17,217	16,501

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.19% (A), 11/25/2036	$ 622,720	$ 478,121
Series 2006-6, Class 32A1,
3.10% (A), 11/25/2036	152,632	103,310
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.91% (A), 08/25/2033	85,402	86,066
Series 2003-8, Class 2A1,
2.37% (A), 01/25/2034	2,894	2,945
Series 2003-8, Class 4A1,
2.75% (A), 01/25/2034	27,305	28,234
Series 2006-4, Class 1A1,
3.07% (A), 10/25/2036	17,497	17,183
Bear Stearns Structured Products, Inc. Trust Series 2007-R6, Class 1A1, 2.75% (A), 01/26/2036	70,540	60,223
Benchmark Mortgage Trust Series 2019-B9, Class A5, 4.02%, 03/15/2052	1,600,000	1,820,873
BFLD Trust Series 2020-EYP, Class A, 1-Month LIBOR + 1.15%, 1.27% (A), 10/15/2035 (B)	1,300,000	1,308,074
CGMS Commercial Mortgage Trust Series 2017-MDRA, Class A, 3.66%, 07/10/2030 (B)	1,900,000	1,937,923
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3A, Class A1, 1-Month LIBOR + 0.25%, 0.36% (A), 08/25/2035 (B)	31,710	32,576
CHL Mortgage Pass-Through Trust Series 2004-12, Class 12A1, 3.06% (A), 08/25/2034	12,968	12,695
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.21% (A), 09/25/2035	17,948	18,705
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	634,259	635,829
CitiMortgage Alternative Loan Trust Series 2006-A7, Class 1A9, 1-Month LIBOR + 0.65%, 0.76% (A), 12/25/2036	883,032	732,593
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,228,730	1,298,167
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	1,400,000	1,517,487
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
0.76% (A), 03/25/2032 (B)	164	156
Series 2003-AR15, Class 2A1,
3.14% (A), 06/25/2033	124,888	125,744
Series 2003-AR28, Class 2A1,
3.06% (A), 12/25/2033	652,717	644,797

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
CRSNT Trust Series 2021-Moon, Class A, 1-Month LIBOR + 0.82%, 0.93% (A), 04/15/2036 (B)	$ 1,600,000	$ 1,600,000
CSMC Trust Series 2014-7R, Class 4A2, 0.26% (A), 10/27/2036 (B)	1,700,000	1,634,426
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 2A3, 5.50%, 12/25/2035	173,687	169,505
DOLP Trust Series 2021-NYC, Class A, 2.96%, 05/10/2041 (B)	1,600,000	1,661,591
First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, Class 1A8, 6.25%, 08/25/2037	105,861	71,899
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 3.26% (A), 08/25/2035	7,600	6,144
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 2.92% (A), 09/25/2035	10,941	11,153
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A, 3.04% (A), 12/19/2035	114,089	78,197
Series 2006-6, Class 5A1A, 3.09% (A), 08/19/2036	24,336	24,915
Hawksmoor Mortgages Series 2019-1A, Class A, SONIA + 1.05%, 1.10% (A), 05/25/2053 (B)	GBP 5,391,741	7,478,057
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	$ 1,700,000	1,702,027
IndyMac INDX Mortgage Loan Trust Series 2005-AR11, Class A3, 2.99% (A), 08/25/2035	666,683	613,068
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 1-Month LIBOR + 0.36%, 0.47% (A), 05/25/2036	730,597	688,622
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 1.12% (A), 06/15/2032 (B)	1,117,001	1,116,988
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 2.41% (A), 06/15/2035 (B)	1,744,354	1,748,013
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 3.00% (A), 06/25/2059 (B)	1,600,284	1,609,732
Series 2020-GS1, Class A1, 2.88% (A), 10/25/2059 (B)	1,625,135	1,641,108

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Ludgate Funding PLC Series 2007-1, Class A2A, 3-Month GBP LIBOR + 0.16%, 0.25% (A), 01/01/2061 (C)	GBP 1,248,797	$ 1,664,859
Manhattan West Mortgage Trust Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	$ 1,500,000	1,521,374
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 0.51% (A), 03/25/2036	87,936	4,849
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class A, 1-Month LIBOR + 0.85%, 0.96% (A), 07/15/2036 (B)	1,600,000	1,598,494
Mill City Mortgage Loan Trust Series 2019-GS2, Class M2, 3.25% (A), 08/25/2059 (B)	1,600,000	1,673,313
One New York Plaza Trust Series 2020-1NYP, Class A, 1-Month LIBOR + 0.95%, 1.07% (A), 01/15/2026 (B)	1,000,000	1,005,004
RALI Trust Series 2008-QR1, Class 1A1, 1-Month LIBOR + 1.40%, 1.51% (A), 08/25/2036	46,066	45,834
Reperforming Loan Trust REMIC
Series 2004-R1, Class 2A, 6.50%, 11/25/2034 (B)	65,685	65,847
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.45% (A), 06/25/2035 (B)	230,838	220,870
RFMSI Trust Series 2003-S9, Class A1, 6.50%, 03/25/2032	412	428
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 0.33% (A), 06/12/2044 (C)	1,506,959	1,425,208
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 0.90% (A), 12/20/2034	441,188	446,143
Series 2007-1, Class 1A1, 2.05% (A), 01/20/2047	125,566	95,822
Series 2007-3, Class 2AA1, 3.13% (A), 07/20/2037	709,515	650,707
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.88% (A), 10/20/2027	3,068	3,020
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1, 2.50% (A), 09/25/2034	68,725	70,090
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 1.54% (A), 01/25/2035	57,431	53,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.62% (A), 07/19/2035	$ 7,805	$ 7,578
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.62% (A), 07/19/2035	8,335	8,062
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.62% (A), 07/19/2035	20,947	21,213
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 0.67% (A), 02/25/2036	178,479	170,953
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 0.78% (A), 09/19/2032	2,316	2,307
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Class 2A1, 2.34% (A), 06/25/2033	46,104	45,304
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.95% (A), 07/20/2045 (B)	GBP 4,831,064	6,681,960
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.11% (A), 10/20/2051 (B)	1,615,675	2,241,223
UBS Commercial Mortgage Trust Series 2019-C17, Class A4, 2.92%, 10/15/2052	$ 1,300,000	1,362,723
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9, Class 2A, 2.79% (A), 09/25/2033	127,570	126,986
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 2A4, 2.74% (A), 03/25/2036	517,246	479,132

Total Mortgage-Backed Securities (Cost $60,852,910)		62,561,486

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
Florida - 0.2%
State Board of Administration Finance Corp., Revenue Bonds, Series A, 1.26%, 07/01/2025	1,600,000	1,614,898

Illinois - 0.5%
City of Chicago, General Obligation Unlimited, Series B, 7.75%, 01/01/2042	170,000	190,292
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,815,493
7.35%, 07/01/2035	1,015,000	1,278,732

		3,284,517

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.2%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	$ 1,200,000	$ 1,183,169

Total Municipal Government Obligations (Cost $5,614,814)		6,082,584

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.4%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 2.01% (A), 09/01/2035	6,788	7,093
1-Year CMT + 2.22%, 2.35% (A), 11/01/2033	10,591	10,596
1-Year CMT + 2.23%, 2.36% (A), 03/01/2034	24,423	26,007
1-Year CMT + 2.26%, 2.38% (A), 01/01/2036	481,711	483,479
12-Month LIBOR + 1.87%, 2.45% (A), 09/01/2035	38,497	38,718
3.50%, 07/01/2026 - 03/01/2027	429,600	459,708
4.50%, 08/01/2025	1,380	1,501
Federal Home Loan Mortgage Corp. REMIC 6.50%, 04/15/2029	599	670
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.34% (A), 10/25/2044	98,507	100,275
12-MTA + 1.40%, 1.54% (A), 07/25/2044	94,832	95,415
6.50%, 07/25/2043	7,184	8,737
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 0.46% (A), 09/25/2042	96,188	96,734
12-MTA + 1.20%, 1.46% (A), 03/01/2044 - 10/01/2044	288,606	296,553
12-Month LIBOR + 1.71%, 2.08% (A), 03/01/2034	29,937	31,533
12-Month LIBOR + 1.25%, 2.15% (A), 07/01/2035	20,593	21,246
1-Year CMT + 2.04%, 2.29% (A), 09/01/2035	46,582	47,414
1-Year CMT + 2.27%, 2.40% (A), 11/01/2033	10,219	10,227
1-Year CMT + 2.19%, 2.44% (A), 01/01/2026	1,085	1,089
1-Year CMT + 2.22%, 2.82% (A), 01/01/2028	5,604	5,578
3.50%, 02/01/2026 - 05/01/2035	7,307,788	7,814,425
4.50%, 12/01/2024	48,454	50,823
5.00%, 08/01/2026 - 10/01/2029	188,008	203,322
6.00%, 07/01/2035 - 06/01/2040	635,272	751,661
Federal National Mortgage Association REMIC 6.30%, 10/17/2038	22,760	22,755
Federal National Mortgage Association REMIC, Interest Only STRIPS (1.00) * 1-Month LIBOR + 7.10%, 6.99% (A), 07/25/2034	202,704	36,627

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
1-Month LIBOR + 0.60%, 0.71% (A), 08/20/2065 - 10/20/2065	$ 2,624,012	$ 2,647,264
1-Month LIBOR + 0.95%, 1.06% (A), 12/20/2066	984,756	1,004,330
1-Month LIBOR + 1.00%, 1.11% (A), 12/20/2065	3,908,474	3,997,004
1-Year CMT + 1.50%, 2.88% (A), 05/20/2024	5,285	5,407
3.00%, 11/15/2049	526,623	550,323
4.00%, 03/15/2050	549,465	590,647
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 6.44% (A), 10/16/2033	112,876	10,059
(1.00) * 1-Month LIBOR + 6.60%, 6.48% (A), 08/16/2033 - 09/20/2034	711,434	58,787
Uniform Mortgage-Backed Security
2.00%, TBA (I)	71,900,000	72,422,638
2.50%, TBA (I)	8,500,000	8,774,248
3.50%, TBA (I)	11,000,000	11,690,671
5.00%, TBA (I)	700,000	735,109

Total U.S. Government Agency Obligations (Cost $111,935,286)		113,108,673

U.S. GOVERNMENT OBLIGATIONS - 27.0%
U.S. Treasury - 27.0%
U.S. Treasury Bond
1.38%, 11/15/2040	19,700,000	17,151,312
1.38%, 08/15/2050 (J)	14,000,000	11,206,563
1.63%, 11/15/2050 (J)	1,000,000	854,063
1.88%, 02/15/2041 (D)	6,900,000	6,559,313
2.88%, 08/15/2045 (D) (J)	7,800,000	8,688,773
2.88%, 05/15/2049 (J)	8,400,000	9,421,125
3.00%, 02/15/2048 (D) (J)	7,800,000	8,920,945
3.13%, 08/15/2044 (J)	10,800,000	12,531,375
4.25%, 05/15/2039 (J)	900,000	1,199,391
4.38%, 11/15/2039 (J)	4,900,000	6,644,859
4.63%, 02/15/2040 (J)	700,000	980,082
U.S. Treasury Note
1.75%, 06/30/2024 (D) (J) (K)	4,200,000	4,380,141
1.88%, 07/31/2022 (L) (M)	900,000	920,039
1.88%, 08/31/2022 (J) (L)	4,000,000	4,093,750
2.00%, 12/31/2021 (D) (J)	60,100,000	60,867,684
2.00%, 10/31/2022	400,000	411,203
2.25%, 08/15/2027 (D) (J) (L)	4,800,000	5,115,563
2.38%, 05/15/2029 (J)	4,600,000	4,922,359
2.63%, 02/15/2029 (J)	9,500,000	10,344,609

Total U.S. Government Obligations (Cost $173,572,317)		175,213,149

	Shares	Value
COMMON STOCK - 0.0% (N)
Household Durables - 0.0% (N)
Urbi Desarrollos Urbanos SAB de CV (O)	381	$ 128

Total Common Stock (Cost $417,098)		128

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Israel - 1.5%
Bank of Israel Bill - Makam 0.00% (P), 10/06/2021 - 04/06/2022	ILS 17,400,000	5,355,494
Israel Government Bond - FRN 0.05% (A), 11/30/2021	15,200,000	4,678,363

		10,033,857

Japan - 1.0%
Japan Treasury Discount Bill 0.00% (P), 06/28/2021	JPY 690,000,000	6,314,495

Total Short-Term Foreign Government Obligations (Cost $16,237,415)		16,348,352

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Bank Discount Notes
0.01% (P), 06/16/2021	$ 1,800,000	1,800,000
0.02% (P), 07/16/2021	500,000	499,990

Total Short-Term U.S. Government Agency Obligations (Cost $2,299,956)		2,299,990

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill
0.02% (P), 07/22/2021	3,572,000	3,571,881
0.07% (P), 05/06/2021 (M)	1,042,000	1,041,999

Total Short-Term U.S. Government Obligations (Cost $4,613,849)		4,613,880

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (P)	12,793,768	12,793,768

Total Other Investment Company (Cost $12,793,768)		12,793,768

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.00% (P), dated 04/30/2021, to be repurchased at $568,476 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $579,901.	$568,476	$ 568,476

Total Repurchase Agreement (Cost $568,476)		568,476

Total Investments Excluding Swaptions Purchased (Cost $733,382,208)		752,014,749
Total Swaptions Purchased - 0.1% (Cost $211,313)		328,210

Total Investments (Cost $733,593,521)		752,342,959
Net Other Assets (Liabilities) - (16.1)%		(104,248,684)

Net Assets - 100.0%		$648,094,275

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (0.6)% (Q)
Bank of Nova Scotia, 0.05% (P), dated 04/16/2021, to be repurchased at $(2,309,224) on 05/17/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 08/15/2050, and with a value of $(2,321,363).	$(2,309,125)	$(2,309,173)
RBS Securities, Inc., 0.05% (P), dated 04/13/2021, to be repurchased at $(1,349,431) on 05/13/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 08/15/2050, and with a value of $(1,360,799).	(1,349,375)	(1,349,409)

Total Reverse Repurchase Agreements	$(3,658,500)	$(3,658,582)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	GSB	12-Month GBP-SONIA	Pay	0.01%	03/15/2022	GBP	2,000,000	$211,313	$328,210

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	101.43	05/06/2021	USD	201,851,562	2,000,000	$(6,250)	$(1,682)
Call - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	100.53	06/07/2021	USD	201,453,790	2,000,000	(10,312)	(15,585)
Put - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	98.89	06/07/2021	USD	201,453,790	2,000,000	(10,625)	(3,023)
Put - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	98.53	06/07/2021	USD	201,453,790	2,000,000	(12,500)	(2,409)
Put - Federal National Mortgage Association, 2.00%, TBA	JPM	USD	100.75	05/06/2021	USD	302,777,343	3,000,000	(21,094)	(4,234)
Put - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	101.79	05/06/2021	USD	207,406,250	2,000,000	(8,594)	(12)
Put - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	102.05	07/07/2021	USD	206,452,890	2,000,000	(6,875)	(5,145)
Put - Federal National Mortgage Association, 3.00%, TBA	JPM	USD	103.88	06/07/2021	USD	136,052,680	1,300,000	(4,824)	(687)

Total								$(81,074)	$(32,777)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs BRL	BOA	USD	6.25	05/27/2021	USD	2,600,000	$(41,262)	$(998)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	6-Month GBP-LIBOR	Pay	0.01%	03/15/2022	GBP	5,400,000	$(205,200)	$(328,870)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(327,536)	$(362,645)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2021 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	12/20/2023	0.42%	USD	600,000	$10,286	$(15,581)	$25,867
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.46	USD	200,000	3,645	(372)	4,017
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.54	USD	700,000	12,538	(7,000)	19,538
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	0.77	USD	1,600,000	19,915	10,257	9,658
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.21	USD	1,000,000	2,279	474	1,805
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.22	USD	1,400,000	8,670	2,548	6,122
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	2.37	EUR	1,300,000	(71,821)	(5,015)	(66,806)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.15	EUR	700,000	9,280	(5,536)	14,816

Total							$(5,208)	$(20,225)	$15,017

Credit Default Swap Agreements on Credit Indices - Buy Protection (V)
Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 35	5.00%	Quarterly	12/20/2025	USD	500,000	$(52,498)	$(33,044)	$(19,454)
North America High Yield Index - Series 36	5.00	Quarterly	06/20/2026	USD	1,100,000	(114,648)	(104,359)	(10,289)

Total						$(167,146)	$(137,403)	$(29,743)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 35	1.00%	Quarterly	06/20/2026	EUR	6,000,000	$193,806	$181,202	$12,604
Markit iTraxx® Europe Crossover - Series 35	5.00	Quarterly	06/20/2026	EUR	9,200,000	1,373,755	1,219,737	154,018
Markit iTraxx® Europe Index - Series 34	1.00	Quarterly	12/20/2025	EUR	4,700,000	159,421	111,036	48,385
North America Investment Grade Index - Series 35	1.00	Quarterly	12/20/2025	USD	2,500,000	65,247	44,853	20,394
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD	3,600,000	93,554	80,645	12,909

Total						$1,885,783	$1,637,473	$248,310

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$417,311	$(159)	$417,470
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/24/2026	JPY	252,000,000	(13,527)	272	(13,799)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	57,000,000	(1,715)	—	(1,715)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	(7,235)	—	(7,235)
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	350,000,000	(12,343)	—	(12,343)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	50,000,000	(8,149)	(1,056)	(7,093)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	720,000,000	(126,530)	(17,306)	(109,224)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(53,646)	14,602	(68,248)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	03/17/2051	JPY	66,000,000	33,096	36,179	(3,083)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	169,003	30,544	138,459
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(132,545)	(23,713)	(108,832)
6-Month JPY-LIBOR	Pay	0.52	Semi-Annually	03/16/2051	JPY	44,000,000	2,468	—	2,468
6-Month JPY-LIBOR	Pay	0.54	Semi-Annually	03/15/2051	JPY	196,000,000	2,171	3,124	(953)
6-Month JPY-LIBOR	Pay	0.56	Semi-Annually	03/17/2051	JPY	176,000,000	(7,033)	—	(7,033)
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	03/19/2051	JPY	65,000,000	(4,882)	—	(4,882)
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	04/07/2051	JPY	28,000,000	(2,113)	—	(2,113)
12-Month GBP-SONIA	Pay	0.50	Annually	06/16/2051	GBP	8,900,000	1,467,394	(433,198)	1,900,592
12-Month GBP-SONIA	Pay	0.75	Annually	09/15/2051	GBP	900,000	69,501	55,764	13,737
BRL-CDI	Pay	2.85	Maturity	01/03/2022	BRL	24,100,000	40,968	(91)	41,059
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	16,000,000	26,502	—	26,502
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	8,400,000	14,244	(273)	14,517
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	9,100,000	15,492	(7)	15,499
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	5,200,000	8,620	—	8,620
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	9,000,000	14,851	—	14,851
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	2,000,000	3,216	—	3,216
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	2,300,000	(2,278)	—	(2,278)
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	50,700,000	(49,294)	(1,409)	(47,885)
BRL-CDI	Receive	3.36	Maturity	01/03/2022	BRL	300,800,000	(67,543)	46,443	(113,986)
BRL-CDI	Receive	3.70	Maturity	01/03/2022	BRL	64,000,000	(44,638)	(10,117)	(34,521)
BRL-CDI	Receive	3.98	Maturity	01/03/2022	BRL	24,000,000	(9,708)	—	(9,708)

Total							$1,741,658	$(300,401)	$2,042,059

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2021 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	1.45%	USD	1,900,000	$(24,460)	$(47,502)	$23,042
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	12/20/2024	0.73	USD	1,500,000	16,197	6,711	9,486

Total								$(8,263)	$(40,791)	$32,528

Value
OTC Swap Agreements, at value (Assets)	$16,197
OTC Swap Agreements, at value (Liabilities)	$(24,460)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	10	06/30/2021	$1,239,926	$1,239,375	$—	$(551)
10-Year U.S. Treasury Note	546	06/21/2021	73,065,915	72,089,062	—	(976,853)

Total					$—	$(977,404)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bond	(45)	06/21/2021	$(7,237,201)	$(7,076,250)	$160,951	$—
German Euro Bund	(2)	06/08/2021	(412,273)	(408,765)	3,508	—
German Euro BUXL	(12)	06/08/2021	(2,946,461)	(2,912,810)	33,651	—
U.K. Gilt	(5)	06/28/2021	(895,439)	(881,593)	13,846	—

Total					$211,956	$—

Total Futures Contracts					$211,956	$(977,404)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	08/04/2021	USD	465,895	PEN	1,720,337	$11,239	$—
BOA	05/04/2021	USD	3,590,504	BRL	19,401,649	20,082	—
BOA	05/04/2021	BRL	19,401,649	USD	3,502,703	67,719	—
BOA	06/28/2021	USD	2,756,289	JPY	299,999,998	9,913	—
CITI	05/17/2021	USD	22,761,643	GBP	16,376,000	144,750	—
CITI	06/08/2021	USD	544,000	PEN	2,000,084	15,245	—
CITI	06/14/2021	USD	220,105	PEN	813,667	5,000	—
CITI	06/23/2021	USD	693,000	PEN	2,539,221	21,724	—
CITI	07/08/2021	USD	809,998	PEN	2,940,048	32,817	—
CITI	08/04/2021	USD	663,314	PEN	2,410,881	26,160	—
CITI	09/20/2021	USD	130,000	PEN	482,277	2,594	—
CITI	10/06/2021	USD	1,663,085	ILS	5,501,650	—	(34,744)
CITI	11/30/2021	USD	4,646,822	ILS	15,204,285	—	(49,990)
CITI	12/09/2021	USD	358,099	PEN	1,316,336	10,686	—
CITI	02/02/2022	USD	2,012,079	ILS	6,501,950	1,093	—
CITI	04/06/2022	USD	1,647,874	ILS	5,400,000	—	(24,488)
GSB	09/07/2021	USD	1,667,354	PEN	6,132,778	47,037	—
HSBC	05/04/2021	USD	1,682,563	AUD	2,209,000	—	(19,165)
HSBC	05/04/2021	USD	3,546,337	EUR	3,010,000	—	(72,709)
HSBC	05/04/2021	EUR	310,000	USD	373,147	—	(422)
HSBC	05/17/2021	GBP	532,000	USD	752,858	—	(18,113)
HSBC	06/18/2021	CLP	1,604,412,000	USD	2,209,021	47,739	—
HSBC	09/03/2021	MXN	57,764,000	USD	2,746,821	63,970	—
JPM	05/04/2021	USD	3,555,369	BRL	19,401,649	—	(15,053)
JPM	05/04/2021	BRL	19,401,649	USD	3,590,504	—	(20,082)
JPM	05/17/2021	USD	762,279	GBP	547,000	6,818	—
JPM	06/02/2021	BRL	19,401,649	USD	3,548,152	12,616	—
JPM	10/04/2021	USD	22,703,356	BRL	128,600,000	—	(609,514)
JPM	01/04/2022	USD	1,976,734	BRL	11,300,000	—	(48,385)
SCB	05/04/2021	USD	20,321,991	EUR	17,281,000	—	(455,665)
SCB	06/02/2021	USD	24,066,609	EUR	19,981,000	28,768	—
SCB	06/28/2021	USD	3,583,505	JPY	390,000,002	13,216	—
UBS	05/17/2021	USD	261,925	JPY	27,763,198	7,861	—

Total						$597,047	$(1,368,330)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$71,037,794	$—	$71,037,794
Corporate Debt Securities	—	243,902,961	—	243,902,961
Foreign Government Obligations	—	43,483,508	—	43,483,508
Mortgage-Backed Securities	—	62,561,486	—	62,561,486
Municipal Government Obligations	—	6,082,584	—	6,082,584
U.S. Government Agency Obligations	—	113,108,673	—	113,108,673
U.S. Government Obligations	—	175,213,149	—	175,213,149
Common Stock	128	—	—	128
Short-Term Foreign Government Obligations	—	16,348,352	—	16,348,352
Short-Term U.S. Government Agency Obligations	—	2,299,990	—	2,299,990
Short-Term U.S. Government Obligations	—	4,613,880	—	4,613,880
Other Investment Company	12,793,768	—	—	12,793,768
Repurchase Agreement	—	568,476	—	568,476
Over-the-Counter Interest Rate Swaptions Purchased	—	328,210	—	328,210

Total Investments	$12,793,896	$739,549,063	$—	$752,342,959

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,952,396	$—	$1,952,396
Centrally Cleared Interest Rate Swap Agreements	—	2,284,837	—	2,284,837
Over-the-Counter Credit Default Swap Agreements	—	16,197	—	16,197
Futures Contracts (X)	211,956	—	—	211,956
Forward Foreign Currency Contracts (X)	—	597,047	—	597,047

Total Other Financial Instruments	$211,956	$4,850,477	$—	$5,062,433

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(3,658,582)	$—	$(3,658,582)
Over-the-Counter Options Written	—	(32,777)	—	(32,777)
Over-the-Counter Foreign Exchange Options Written	—	(998)	—	(998)
Over-the-Counter Interest Rate Swaptions Written	—	(328,870)	—	(328,870)
Centrally Cleared Credit Default Swap Agreements	—	(238,967)	—	(238,967)
Centrally Cleared Interest Rate Swap Agreements	—	(543,179)	—	(543,179)
Over-the-Counter Credit Default Swap Agreements	—	(24,460)	—	(24,460)
Futures Contracts (X)	(977,404)	—	—	(977,404)
Forward Foreign Currency Contracts (X)	—	(1,368,330)	—	(1,368,330)

Total Other Financial Instruments	$(977,404)	$(6,196,163)	$—	$(7,173,567)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the total value of 144A securities is $172,594,482, representing 26.6% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the total value of Regulation S securities is $25,647,887, representing 4.0% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $86,006,235, collateralized by cash collateral of $12,793,768 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $74,947,815. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Restricted security. At April 30, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 06/03/2030, 2.57%, 06/03/2031	05/26/2020	$1,800,000	$1,805,393	0.3%

(G)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2021, the value of this security is $1,806,540, representing 0.3% of the Fund’s net assets.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended April 30, 2021 was $136,157 at a weighted average interest rate of 0.09%.
(K)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $585,763.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $3,180,833.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $1,168,067.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Non-income producing security.
(P)	Rates disclosed reflect the yields at April 30, 2021.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended April 30, 2021 was $4,628,901 at a weighted average interest rate of 0.08%.
(R)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2021

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2021

(unaudited)

	Transamerica Core Bond	Transamerica Mid Cap Value	Transamerica Total Return
Assets:
Investments, at value (A) (B)	$864,310,065	$114,219,130	$751,774,483
Repurchase agreements, at value (C)	10,304,048	3,458,741	568,476
Cash	40,989	—	2,818
Cash collateral pledged at broker for:
Centrally cleared swap agreements	—	—	2,291,000
Futures contracts	—	—	424,000
OTC swap agreements, at value	—	—	16,197
Foreign currency, at value (D)	—	—	2,212,635
Receivables and other assets:
Investments sold	1,068,671	—	27,320
When-issued, delayed-delivery, forward and TBA commitments sold	4,339,953	—	151,632,107
Net income from securities lending	4,638	2	5,599
Shares of beneficial interest sold	5,548	717	7,963
Dividends	—	31,203	—
Interest	3,917,375	—	3,438,633
Tax reclaims	1,118	—	—
Variation margin receivable on centrally cleared swap agreements	—	—	1,541,113
Variation margin receivable on futures contracts	—	—	227,964
Unrealized appreciation on forward foreign currency contracts	—	—	597,047
Prepaid expenses	1,645	228	1,794
Total assets	883,994,050	117,710,021	914,769,149

Liabilities:
Cash collateral received upon return of:
Securities on loan	25,654,076	—	12,793,768
Cash collateral at broker for:
TBA commitments	—	—	566,000
Written options and swaptions, at value (E)	—	—	362,645
Reverse repurchase agreements, at value (F)	—	—	3,658,582
OTC swap agreements, at value	—	—	24,460
Payables and other liabilities:
Investments purchased	—	48,240	849,749
When-issued, delayed-delivery, forward and TBA commitments purchased	11,824,008	—	246,519,377
Shares of beneficial interest redeemed	35,354	677	—
Investment management fees	308,799	83,467	346,541
Transfer agent fees	5,227	717	4,015
Trustees, CCO and deferred compensation fees	11,843	2,896	8,033
Audit and tax fees	30,042	10,484	25,651
Custody fees	78,580	6,797	126,702
Legal fees	12,481	1,207	5,300
Printing and shareholder reports fees	5,406	1,002	2,914
Registration fees	1,202	218	625
Other accrued expenses	19,626	6,725	12,182
Unrealized depreciation on forward foreign currency contracts	—	—	1,368,330
Total liabilities	37,986,644	162,430	266,674,874
Net assets	$846,007,406	$117,547,591	$648,094,275

Net assets consist of:
Paid-in capital	$811,450,945	$52,299,273	$646,101,295
Total distributable earnings (accumulated losses)	34,556,461	65,248,318	1,992,980
Net assets	$846,007,406	$117,547,591	$648,094,275
Shares outstanding (unlimited shares, no par value)	84,490,271	9,303,510	63,169,775
Net asset value and offering price per share	$10.01	$12.63	$10.26

(A) Investments, at cost	$833,238,093	$61,218,013	$733,025,045
(B) Securities on loan, at value	$61,121,788	$—	$86,006,235
(C) Repurchase agreements, at cost	$10,304,048	$3,458,741	$568,476
(D) Foreign currency, at cost	$—	$—	$2,262,569
(E) Premium received on written options and swaptions	$—	$—	$(327,536)
(F) Reverse repurchase agreements, at face value	$—	$—	$3,658,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS

For the period ended April 30, 2021

(unaudited)

	Transamerica Core Bond	Transamerica Mid Cap Value	Transamerica Total Return
Investment Income:
Dividend income	$—	$863,288	$—
Interest income	11,705,678	—	8,467,974
Net income from securities lending	26,177	883	28,302
Withholding taxes on foreign income	—	—	(170)
Total investment income	11,731,855	864,171	8,496,106

Expenses:
Investment management fees	1,868,782	479,439	2,183,837
Transfer agent fees	31,647	4,109	24,394
Trustees, CCO and deferred compensation fees	16,038	3,384	11,819
Audit and tax fees	28,173	11,563	26,121
Custody fees	95,692	8,481	103,219
Legal fees	22,760	2,508	14,159
Printing and shareholder reports fees	6,907	1,275	4,347
Registration fees	5,196	1,765	4,061
Interest expense on sale-buybacks	—	—	59
Filing fees	6,500	3,476	5,732
Other	12,948	2,074	9,625
Total expenses before waiver and/or reimbursement and recapture	2,094,643	518,074	2,387,373
Expense waived and/or reimbursed	—	—	(169,096)
Net expenses	2,094,643	518,074	2,218,277

Net investment income (loss)	9,637,212	346,097	6,277,829

Net realized gain (loss) on:
Investments	4,338,454	13,072,847	(1,961,411)
Securities sold short	—	—	51,801
Written options and swaptions	—	—	110,883
Swap agreements	—	—	(1,646,849)
Futures contracts	—	—	(523,459)
Forward foreign currency contracts	—	—	(549,665)
Foreign currency transactions	—	—	748,456
Net realized gain (loss)	4,338,454	13,072,847	(3,770,244)

Net change in unrealized appreciation (depreciation) on:
Investments	(17,745,736)	25,534,132	(10,394,789)
Written options and swaptions	—	—	(65,807)
Swap agreements	—	—	4,310,884
Futures contracts	—	—	(707,909)
Forward foreign currency contracts	—	—	(1,607,417)
Translation of assets and liabilities denominated in foreign currencies	—	—	(125,686)
Net change in unrealized appreciation (depreciation)	(17,745,736)	25,534,132	(8,590,724)
Net realized and change in unrealized gain (loss)	(13,407,282)	38,606,979	(12,360,968)
Net increase (decrease) in net assets resulting from operations	$(3,770,070)	$38,953,076	$(6,083,139)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Core Bond		Transamerica Mid Cap Value		Transamerica Total Return
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$9,637,212	$27,213,651	$346,097	$1,373,221	$6,277,829	$15,041,344
Net realized gain (loss)	4,338,454	38,095,329	13,072,847	16,642,257	(3,770,244)	16,591,857
Net change in unrealized appreciation (depreciation)	(17,745,736)	(2,365,994)	25,534,132	(31,718,264)	(8,590,724)	4,917,648
Net increase (decrease) in net assets resulting from operations	(3,770,070)	62,942,986	38,953,076	(13,702,786)	(6,083,139)	36,550,849

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(43,264,345)	(29,108,173)	(17,948,661)	(12,553,396)	(39,200,386)	(15,739,319)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(43,264,345)	(29,108,173)	(17,948,661)	(12,553,396)	(39,200,386)	(15,739,319)

Capital share transactions:
Proceeds from shares sold	26,868,537	49,620,438	1,017,943	5,664,279	29,929,751	112,284,909
Dividends and/or distributions reinvested	43,264,345	29,108,173	17,948,661	12,553,396	39,200,386	15,739,319
Cost of shares redeemed	(17,801,919)	(387,182,121)	(13,623,234)	(39,996,280)	(17,660,185)	(137,397,513)
Net increase (decrease) in net assets resulting from capital share transactions	52,330,963	(308,453,510)	5,343,370	(21,778,605)	51,469,952	(9,373,285)
Net increase (decrease) in net assets	5,296,548	(274,618,697)	26,347,785	(48,034,787)	6,186,427	11,438,245

Net assets:
Beginning of period/year	840,710,858	1,115,329,555	91,199,806	139,234,593	641,907,848	630,469,603
End of period/year	$846,007,406	$840,710,858	$117,547,591	$91,199,806	$648,094,275	$641,907,848

Capital share transactions - shares:
Shares issued	2,615,503	4,788,306	82,825	640,086	2,775,164	10,412,819
Shares reinvested	4,221,401	2,789,679	1,763,130	1,013,188	3,732,577	1,519,920
Shares redeemed	(1,737,731)	(36,865,899)	(1,147,749)	(3,729,366)	(1,677,020)	(13,048,016)
Net increase (decrease) in shares outstanding	5,099,173	(29,287,914)	698,206	(2,076,092)	4,830,721	(1,115,277)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$10.59		$10.26	$9.49	$9.97		$10.15		$10.02

Investment operations:
Net investment income (loss) (A)	0.12		0.28	0.28	0.28		0.26		0.24	(B)
Net realized and unrealized gain (loss)	(0.16)		0.35	0.79	(0.46)		(0.15)		0.16
Total investment operations	(0.04)		0.63	1.07	(0.18)		0.11		0.40

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.30)	(0.30)	(0.30)		(0.29)		(0.27)
Net realized gains	(0.40)		—	—	—		—		—
Total dividends and/or distributions to shareholders	(0.54)		(0.30)	(0.30)	(0.30)		(0.29)		(0.27)

Net asset value, end of period/year	$10.01		$10.59	$10.26	$9.49		$9.97		$10.15
Total return	(0.45	)%(C)	6.21%	11.40%	(1.84)%		1.11%		4.03%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$846,007		$840,711	$1,115,330	$1,172,281		$1,309,829		$1,267,278
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(D)	0.48%	0.47%	0.46%		0.49%		0.49%
Including waiver and/or reimbursement and recapture	0.50	%(D)	0.48%	0.47%	0.46	%(E)	0.49	%(E)	0.48	%(B)
Net investment income (loss) to average net assets	2.28	%(D)	2.66%	2.83%	2.85%		2.60%		2.40	%(B)
Portfolio turnover rate	13	%(C)	23%	13%	28%		29%		22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.60		$13.04	$15.42	$17.02		$15.60	$15.95

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.14	0.20		0.14	0.13	(B)
Net realized and unrealized gain (loss)	4.08		(1.36)	0.85	(0.17	)(C)	2.44	0.64
Total investment operations	4.12		(1.23)	0.99	0.03		2.58	0.77

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.16)	(0.23)	(0.16)		(0.15)	(0.13)
Net realized gains	(1.95)		(1.05)	(3.14)	(1.47)		(1.01)	(0.99)
Total dividends and/or distributions to shareholders	(2.09)		(1.21)	(3.37)	(1.63)		(1.16)	(1.12)

Net asset value, end of period/year	$12.63		$10.60	$13.04	$15.42		$17.02	$15.60
Total return	43.53	%(D)	(10.81)%	10.78%	(0.17)%		17.08%	5.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$117,548		$91,200	$139,235	$152,116		$215,915	$260,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(E)	0.94%	0.91%	0.91%		0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.95	%(E)	0.94%	0.91%	0.91%		0.89%	0.88	%(B)
Net investment income (loss) to average net assets	0.63	%(E)	1.19%	1.10%	1.25%		0.84%	0.84	%(B)
Portfolio turnover rate	16	%(D)	19%	9%	19%		11%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Total Return
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.00		$10.60	$9.84		$10.28	$10.43	$10.46

Investment operations:
Net investment income (loss) (A)	0.10		0.26	0.29		0.23	0.22	0.24	(B)
Net realized and unrealized gain (loss)	(0.18)		0.41	0.73		(0.47)	0.06	0.23
Total investment operations	(0.08)		0.67	1.02		(0.24)	0.28	0.47

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.19)	(0.26)		(0.20)	(0.16)	(0.31)
Net realized gains	(0.56)		(0.08)	—		—	(0.27)	(0.19)
Total dividends and/or distributions to shareholders	(0.66)		(0.27)	(0.26)		(0.20)	(0.43)	(0.50)

Net asset value, end of period/year	$10.26		$11.00	$10.60		$9.84	$10.28	$10.43
Total return	(0.86	)%(C)	6.50%	10.50%		(2.34)%	2.87%	4.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$648,094		$641,908	$630,470		$746,042	$625,067	$556,626
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.75%	0.75%		0.78%	0.76%	0.78%
Including waiver and/or reimbursement and recapture	0.68	%(D)	0.68%	0.71	%(E)	0.75%	0.76%	0.76	%(B)
Net investment income (loss) to average net assets	1.93	%(D)	2.45%	2.87%		2.31%	2.13%	2.35	%(B)
Portfolio turnover rate (F)	20	%(C)	29%	32%		38%	84%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses outside the operating expense limit.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS

At April 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund
Transamerica Core Bond (“Core Bond”)
Transamerica Mid Cap Value (“Mid Cap Value”)
Transamerica Total Return (“Total Return”)

This report must be accompanied or preceded by each Fund’s current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2021, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Mid Cap Value	$507

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2021, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statements of Assets and Liabilities.

PIKs held at April 30, 2021, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2021, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by the Funds’ and the counterparty. Cash collateral that has been pledged to cover the obligations of the Funds’ and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by the Funds’, if any, is disclosed within the Schedule of Investments. Typically, the Funds’ are permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to the Funds’ are not fully collateralized, contractually or otherwise, the Funds’ bear the risk of loss from counterparty non-performance.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2021, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2021.

Repurchase agreements at April 30, 2021, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

Open reverse repurchase agreements at April 30, 2021, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities. The interest expense is included in Interest income on the Statements of Operations.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates. The Funds recognize price drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2021, Total Return earned price drop fee income of $944. The price drop fee is included in Interest income within the Statements of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statements of Assets and Liabilities. The interest expense is included within Interest income on the Statements of Operations. In periods of increased demand of the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds, and is included in Interest income on the Statements of Operations.

Open sale-buyback financing transactions at April 30, 2021, if any, are identified within the Schedule of Investments.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Statements of Assets and Liabilities. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations.

Open short sale transactions at April 30, 2021, if any, are included within the Schedule of Investments and are reflected in Securities sold short, at value within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2021. Funds not listed in the subsequent table did not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Core Bond
Securities Lending Transactions
Corporate Debt Securities	$5,235,232	$—	$—	$—	$5,235,232
U.S. Government Agency Obligations	485,279	—	—	—	485,279
U.S. Government Obligations	19,933,565	—	—	—	19,933,565
Total Securities Lending Transactions	$25,654,076	$—	$—	$—	$25,654,076
Total Borrowings	$25,654,076	$—	$—	$—	$25,654,076

Total Return
Securities Lending Transactions
Corporate Debt Securities	$9,682,343	$—	$—	$—	$9,682,343
Foreign Government Obligations	1,452,215	—	—	—	1,452,215
U.S. Government Obligations	1,659,210	—	—	—	1,659,210
Total Securities Lending Transactions	$12,793,768	$—	$—	$—	$12,793,768
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$3,658,582	$—	$—	$3,658,582
Total Borrowings	$12,793,768	$3,658,582	$—	$—	$16,452,350

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Funds, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at April 30, 2021, if any, are listed within the Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2021, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2021. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Purchased options and swaptions:
Investments, at value (A)	$328,210	$—	$—	$—	$—	$328,210
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	2,284,837	—	—	1,952,396	—	4,237,233
OTC swaps:
OTC swap agreements, at value	—	—	—	16,197	—	16,197
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	211,956	—	—	—	—	211,956
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	597,047	—	—	—	597,047
Total	$2,825,003	$597,047	$—	$1,968,593	$—	$5,390,643

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Written options and swaptions:
Written options and swaptions, at value	$(361,647)	$(998)	$—	$—	$—	$(362,645)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(543,179)	—	—	(238,967)	—	(782,146)
OTC swaps:
OTC swap agreements, at value	—	—	—	(24,460)	—	(24,460)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(977,404)	—	—	—	—	(977,404)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(1,368,330)	—	—	—	(1,368,330)
Total	$(1,882,230)	$(1,369,328)	$—	$(263,427)	$—	$(3,514,985)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(C)

Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Written options and swaptions	$110,883	$—	$—	$—	$—	$110,883
Swap agreements	(1,895,761)	—	—	248,912	—	(1,646,849)
Futures contracts	(523,459)	—	—	—	—	(523,459)
Forward foreign currency contracts	—	(549,665)	—	—	—	(549,665)
Total	$(2,308,337)	$(549,665)	$—	$248,912	$—	$(2,609,090)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Purchased options and swaptions (A)	$116,897	$—	$—	$—	$—	$116,897
Written options and swaptions	(106,071)	40,264	—	—	—	(65,807)
Swap agreements	3,845,653	—	—	465,231	—	4,310,884
Futures contracts	(707,909)	—	—	—	—	(707,909)
Forward foreign currency contracts	—	(1,607,417)	—	—	—	(1,607,417)
Total	$3,148,570	$(1,567,153)	$—	$465,231	$—	$2,046,648

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2021.

Total Return
Options:
Average notional value of swaption contracts purchased	$788,471
Average value of option contracts written	(42,890)
Average notional value of swaption contracts written	(2,128,872)
Credit default swaps:
Average notional value – buy protection	1,371,429
Average notional value – sell protection	34,952,936
Interest rate swaps:
Average notional value – pays fixed rate	96,320,915
Average notional value – receives fixed rate	116,190,742
Futures contracts:
Average notional value of contracts – long	56,664,841
Average notional value of contracts – short	(20,603,039)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	20,502,986
Average contract amounts sold – in USD	112,687,768

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2021. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the year.

Counterparty	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Total Return
Bank of America, N.A.	$97,714	$(998)	$—	$96,716	$998	$(998)	$—	$—
BNP Paribas	11,239	—	—	11,239	—	—	—	—
Citibank, N.A.	260,069	(109,222)	—	150,847	109,222	(109,222)	—	—
Goldman Sachs Bank	375,247	(328,870)	—	46,377	328,870	(328,870)	—	—
Goldman Sachs International	16,197	(16,197)	—	—	24,460	(16,197)	—	8,263
HSBC Bank USA	111,709	(110,409)	(1,300)	—	110,409	(110,409)	—	—
JPMorgan Chase Bank, N.A.	19,434	(19,434)	—	—	725,811	(19,434)	—	706,377
Standard Chartered Bank	41,984	(41,984)	—	—	455,665	(41,984)	—	413,681
UBS AG	7,861	—	—	7,861	—	—	—	—
Other Derivatives (C)	4,449,189	—	—	4,449,189	1,759,550	—	—	1,759,550

Total	$5,390,643	$(627,114)	$(1,300)	$4,762,229	$3,514,985	$(627,114)	$—	$2,887,871

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)

Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market values of a Fund’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Fixed income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. A Fund faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of a Fund’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities generally and could also result in increased redemptions from a Fund. Increased redemptions could cause a Fund to sell securities at inopportune times or depressed prices and result in further losses.

Medium capitalization companies risk: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

LIBOR risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In 2017, the United Kingdom Financial Conduct Authority announced that it will no longer encourage nor require banks to submit rates for the calculation of LIBOR after 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. It is unclear whether LIBOR will continue to exist in its current or a modified form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), the U.S. Federal Reserve began publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. Dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication, such as SONIA in the United Kingdom. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect a Fund’s performance or NAV.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

As of April 30, 2021, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Core Bond	$783,233,656	92.58%
Mid Cap Value	110,459,471	93.97
Total Return	559,305,359	86.30

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Core Bond
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365
Mid Cap Value
First $100 million	0.880
Over $100 million up to $750 million	0.830
Over $750 million up to $1.5 billion	0.810
Over $1.5 billion	0.800

Fund	Rate
Total Return
First $250 million	0.680%
Over $250 million up to $500 million	0.670
Over $500 million up to $750 million	0.660
Over $750 million up to $1 billion	0.630
Over $1 billion up to $3 billion	0.600
Over $3 billion	0.570

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit	Operating Expense Limit Effective Through
Core Bond
Effective March 1, 2021	0.54%	March 1, 2022
Prior to March 1, 2021	0.60
Mid Cap Value	1.05	March 1, 2022
Total Return	0.68	March 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended October 31, 2018, October 31, 2019 and October 31, 2020 and the period ended April 30, 2021, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture by TAM during the period.

	Amounts Available
Fund	2018	2019	2020	2021	Total
Total Return	$34,500	$374,151	$406,410	$169,096	$984,157

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the Investment Manager or sub-adviser(s) for the period ended April 30, 2021.

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Funds and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

For the period ended April 30, 2021, the Funds did not engage in cross-trade transactions.

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Core Bond	$86,044,670	$48,637,672	$60,383,812	$49,307,797
Mid Cap Value	16,741,678	—	29,437,206	—
Total Return	68,950,530	51,262,562	101,400,694	34,419,904

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Core Bond	$843,542,141	$39,006,604	$(7,934,632)	$31,071,972
Mid Cap Value	64,676,754	53,586,891	(585,774)	53,001,117
Total Return	733,593,521	32,748,774	(13,263,005)	19,485,769

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Funds’ financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10-11, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2021

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

278658 04/21

© 2021 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2021

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2021

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Fund(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all shareholders. We believe this to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in November 2020 with markets bracing for a potentially contested U.S. presidential election; however, within a week’s time Joe Biden was declared the President-Elect and Pfizer announced highly successful Phase III clinical trial results on its COVID-19 vaccine. Along with continuing accommodative monetary policy from the Federal Reserve (“Fed”), the S&P 500® Index closed out the year exceeding its pre-pandemic high water mark. The tech-heavy NASDAQ Composite Index also finished the year strong with better than 90% price appreciation from its March 2020 lows fueled in large part by “stay at home” technology stocks benefitting from the global quarantine.

The period experienced a strong rotation from growth to value stocks driven in large part by expectations of a rising economic tide, higher-long term interest rates and a steepening yield curve, as well as prospective changes in consumer behavior driven by a re-opening of the economy, which is potentially more advantageous to the value universe.

Credit markets also continued their recovery as the Fed provided strong support in the form of lower rates and large-scale open market activity. As the economy continued to rebound, fundamentals further improved from the period, and credit spreads narrowed materially and closed out the period basically in line with pre-COVID levels.

Perhaps of greatest significance was the successful development, approval and distribution of three separate vaccines allowing for widespread vaccination against the COVID-19 virus. Although virus case numbers spiked to record levels by late January 2021, national distribution efforts helped to advance the goal of mass vaccination, and by the end of April virus case trends had declined materially. This spurred investor and consumer confidence, new rounds of business re-openings and upgrades of economic forecasts for the year ahead. As a result, long-term interest rates moved higher in expectation of a further improving economy, and by the end of April fears of inflation, previously benign for most of the preceding decade, were once again on the radars of investors.

For the six-month period ended April 30, 2021, the S&P 500® Index returned 28.85%, while the MSCI EAFE Index, representing international developed market equities, returned 28.84%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.52%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

NASDAQ Composite Index: The Nasdaq Composite Index is a stock market index that consists of the stocks that are listed on the Nasdaq stock exchange.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Fund’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results.

Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2020, and held for the entire six-month period until April 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2015
Class R1	$1,000.00	$1,121.70	$6.00	$1,019.10	$5.71	1.14%
Class R3	1,000.00	1,123.20	4.69	1,020.40	4.46	0.89
Class R6	1,000.00	1,126.00	2.58	1,022.40	2.46	0.49

Transamerica ClearTrack® 2020
Class R1	1,000.00	1,132.10	6.03	1,019.10	5.71	1.14
Class R3	1,000.00	1,133.60	4.71	1,020.40	4.46	0.89
Class R6	1,000.00	1,136.40	2.60	1,022.40	2.46	0.49

Transamerica ClearTrack® 2025
Class R1	1,000.00	1,141.20	6.05	1,019.10	5.71	1.14
Class R3	1,000.00	1,142.80	4.73	1,020.40	4.46	0.89
Class R6	1,000.00	1,145.60	2.61	1,022.40	2.46	0.49

Transamerica ClearTrack® 2030
Class R1	1,000.00	1,167.00	6.18	1,019.10	5.76	1.15
Class R3	1,000.00	1,168.40	4.84	1,020.30	4.51	0.90
Class R6	1,000.00	1,171.40	2.69	1,022.30	2.51	0.50

Transamerica ClearTrack® 2035
Class R1	1,000.00	1,200.40	6.27	1,019.10	5.76	1.15
Class R3	1,000.00	1,202.00	4.91	1,020.30	4.51	0.90
Class R6	1,000.00	1,203.40	2.73	1,022.30	2.51	0.50

Transamerica Funds	Semi-Annual Report 2021

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Ending Account Value April 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2040
Class R1	$1,000.00	$1,218.40	$6.33	$1,019.10	$5.76	1.15%
Class R3	1,000.00	1,220.20	4.95	1,020.30	4.51	0.90
Class R6	1,000.00	1,222.20	2.75	1,022.30	2.51	0.50

Transamerica ClearTrack® 2045
Class R1	1,000.00	1,247.40	6.46	1,019.00	5.81	1.16
Class R3	1,000.00	1,248.80	5.07	1,020.30	4.56	0.91
Class R6	1,000.00	1,252.00	2.85	1,022.30	2.56	0.51

Transamerica ClearTrack® 2050
Class R1	1,000.00	1,267.50	6.52	1,019.00	5.81	1.16
Class R3	1,000.00	1,268.80	5.12	1,020.30	4.56	0.91
Class R6	1,000.00	1,270.50	2.87	1,022.30	2.56	0.51

Transamerica ClearTrack® 2055
Class R1	1,000.00	1,270.20	6.59	1,019.00	5.86	1.17
Class R3	1,000.00	1,272.70	5.18	1,020.20	4.61	0.92
Class R6	1,000.00	1,275.00	2.93	1,022.20	2.61	0.52

Transamerica ClearTrack® 2060
Class R1	1,000.00	1,271.40	6.59	1,019.00	5.86	1.17
Class R3	1,000.00	1,272.80	5.18	1,020.20	4.61	0.92
Class R6	1,000.00	1,275.30	2.93	1,022.20	2.61	0.52

Transamerica ClearTrack® Retirement Income
Class R1	1,000.00	1,085.10	5.89	1,019.10	5.71	1.14
Class R3	1,000.00	1,086.00	4.60	1,020.40	4.46	0.89
Class R6	1,000.00	1,088.30	2.54	1,022.40	2.46	0.49

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2021

Schedules of Investments Composition

At April 30, 2021

(unaudited)

Transamerica ClearTrack® 2015

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.7%
U.S. Equity Funds	34.5
Other Investment Company	15.4
International Equity Funds	10.6
International Fixed Income Fund	6.6
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(15.4)
Total	100.0%

Transamerica ClearTrack® 2020

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.1%
U.S. Equity Funds	36.3
International Equity Funds	13.3
Other Investment Company	6.1
International Fixed Income Fund	4.5
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(5.8)
Total	100.0%

Transamerica ClearTrack® 2025

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	38.6
International Equity Funds	15.9
Other Investment Company	8.5
International Fixed Income Fund	2.4
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(8.5)
Total	100.0%

Transamerica ClearTrack® 2030

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	43.2%
U.S. Fixed Income Funds	36.3
International Equity Funds	18.4
Other Investment Company	6.5
Repurchase Agreement	1.2
International Fixed Income Fund	1.0
Net Other Assets (Liabilities)	(6.6)
Total	100.0%

Transamerica ClearTrack® 2035

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	50.8%
U.S. Fixed Income Funds	25.5
International Equity Funds	21.2
Other Investment Company	5.3
Repurchase Agreement	1.7
International Fixed Income Fund	0.9
Net Other Assets (Liabilities)	(5.4)
Total	100.0%

Transamerica ClearTrack® 2040

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.9%
International Equity Funds	23.5
U.S. Fixed Income Funds	20.6
Other Investment Company	6.7
Repurchase Agreement	0.6
International Fixed Income Fund	0.5
Net Other Assets (Liabilities)	(6.8)
Total	100.0%

Transamerica ClearTrack® 2045

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	60.9%
International Equity Funds	25.7
U.S. Fixed Income Fund	12.6
Other Investment Company	5.9
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(6.0)
Total	100.0%

Transamerica ClearTrack® 2050

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	65.2%
International Equity Funds	27.4
U.S. Fixed Income Fund	7.1
Other Investment Company	5.9
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(6.0)
Total	100.0%

Transamerica ClearTrack® 2055

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	65.3%
International Equity Funds	28.0
Other Investment Company	9.9
U.S. Fixed Income Fund	6.3
Net Other Assets (Liabilities)	(9.5)
Total	100.0%

Transamerica ClearTrack® 2060

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	65.5%
International Equity Funds	27.7
U.S. Fixed Income Fund	6.0
Other Investment Company	6.0
Net Other Assets (Liabilities)	(5.2)
Total	100.0%

Transamerica ClearTrack® Retirement Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	55.1%
U.S. Equity Funds	27.4
Other Investment Company	16.3
International Fixed Income Fund	10.6
International Equity Funds	5.6
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(16.0)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 10.6%
Vanguard FTSE Developed Markets ETF	60,745	$ 3,074,304
Vanguard FTSE Emerging Markets ETF (A)	14,756	781,773

		3,856,077

International Fixed Income Fund - 6.6%
Vanguard Total International Bond ETF (A)	42,084	2,397,526

U.S. Equity Funds - 34.5%
Schwab U.S. Large-Cap ETF	117,745	11,916,971
Schwab U.S. Small-Cap ETF	6,380	653,631

		12,570,602

U.S. Fixed Income Funds - 47.7%
iShares Core U.S. Aggregate Bond ETF	117,763	13,482,686
iShares TIPS Bond ETF (A)	18,498	2,349,061
Xtrackers USD High Yield Corporate Bond ETF	38,648	1,550,944

		17,382,691

Total Exchange-Traded Funds (Cost $27,937,613)		36,206,896

OTHER INVESTMENT COMPANY - 15.4%
Securities Lending Collateral - 15.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	5,595,466	5,595,466

Total Other Investment Company (Cost $5,595,466)		5,595,466

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $216,054 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $220,411.

$ 216,054	$ 216,054

Total Repurchase Agreement (Cost $216,054)	216,054

Total Investments (Cost $33,749,133)	42,018,416
Net Other Assets (Liabilities) - (15.4)%	(5,601,817)

Net Assets - 100.0%	$ 36,416,599

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$36,206,896	$—	$—	$36,206,896
Other Investment Company	5,595,466	—	—	5,595,466
Repurchase Agreement	—	216,054	—	216,054

Total Investments	$41,802,362	$216,054	$—	$42,018,416

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,473,041, collateralized by cash collateral of $5,595,466. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 13.3%
Vanguard FTSE Developed Markets ETF	81,000	$ 4,099,410
Vanguard FTSE Emerging Markets ETF (A)	19,824	1,050,275

		5,149,685

International Fixed Income Fund - 4.5%
Vanguard Total International Bond ETF (A)	30,179	1,719,298

U.S. Equity Funds - 36.3%
Schwab U.S. Large-Cap ETF (A)	130,115	13,168,939
Schwab U.S. Small-Cap ETF	7,942	813,658

		13,982,597

U.S. Fixed Income Funds - 45.1%
iShares Core U.S. Aggregate Bond ETF	123,827	14,176,953
iShares TIPS Bond ETF	14,595	1,853,419
Xtrackers USD High Yield Corporate Bond ETF	33,518	1,345,078

		17,375,450

Total Exchange-Traded Funds (Cost $34,724,382)		38,227,030

OTHER INVESTMENT COMPANY - 6.1%
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	2,351,167	2,351,167

Total Other Investment Company (Cost $2,351,167)		2,351,167

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $203,082 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $207,222.

$ 203,082	$ 203,082

Total Repurchase Agreement (Cost $203,082)	203,082

Total Investments (Cost $37,278,631)	40,781,279
Net Other Assets (Liabilities) - (5.8)%	(2,223,927)

Net Assets - 100.0%	$ 38,557,352

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$38,227,030	$—	$—	$38,227,030
Other Investment Company	2,351,167	—	—	2,351,167
Repurchase Agreement	—	203,082	—	203,082

Total Investments	$40,578,197	$203,082	$—	$40,781,279

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,782,309, collateralized by cash collateral of $2,351,167 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $495,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 15.9%
Vanguard FTSE Developed Markets ETF	151,050	$ 7,644,640
Vanguard FTSE Emerging Markets ETF (A)	35,900	1,901,982

		9,546,622

International Fixed Income Fund - 2.4%
Vanguard Total International Bond ETF (A)	25,832	1,471,649

U.S. Equity Funds - 38.6%
Schwab U.S. Large-Cap ETF	216,106	21,872,088
Schwab U.S. Small-Cap ETF	13,034	1,335,334

		23,207,422

U.S. Fixed Income Funds - 42.0%
iShares Core U.S. Aggregate Bond ETF	191,544	21,929,873
iShares TIPS Bond ETF (A)	13,127	1,666,998
Xtrackers USD High Yield Corporate Bond ETF	40,696	1,633,130

		25,230,001

Total Exchange-Traded Funds (Cost $53,428,719)		59,455,694

OTHER INVESTMENT COMPANY - 8.5%
Securities Lending Collateral - 8.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	5,103,828	5,103,828

Total Other Investment Company (Cost $5,103,828)		5,103,828

	Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $674,612 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $688,108.

	$ 674,612	$ 674,612

Total Repurchase Agreement (Cost $674,612)		674,612

Total Investments (Cost $59,207,159)		65,234,134
Net Other Assets (Liabilities) - (8.5)%		(5,107,751)

Net Assets - 100.0%		$ 60,126,383

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$59,455,694	$—	$—	$59,455,694
Other Investment Company	5,103,828	—	—	5,103,828
Repurchase Agreement	—	674,612	—	674,612

Total Investments	$64,559,522	$674,612	$—	$65,234,134

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,990,091, collateralized by cash collateral of $5,103,828. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 18.4%
Vanguard FTSE Developed Markets ETF	186,366	$ 9,431,983
Vanguard FTSE Emerging Markets ETF (A)	43,226	2,290,114

		11,722,097

International Fixed Income Fund - 1.0%
Vanguard Total International Bond ETF (A)	10,863	618,865

U.S. Equity Funds - 43.2%
Schwab U.S. Large-Cap ETF	256,451	25,955,406
Schwab U.S. Small-Cap ETF	15,374	1,575,066

		27,530,472

U.S. Fixed Income Funds - 36.3%
iShares Core U.S. Aggregate Bond ETF	181,112	20,735,513
iShares TIPS Bond ETF (A)	9,833	1,248,693
Xtrackers USD High Yield Corporate Bond ETF	28,731	1,152,975

		23,137,181

Total Exchange-Traded Funds (Cost $45,375,529)		63,008,615

OTHER INVESTMENT COMPANY - 6.5%
Securities Lending Collateral - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	4,139,435	4,139,435

Total Other Investment Company (Cost $4,139,435)		4,139,435

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $738,333 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $753,152.

	$ 738,333	$ 738,333

Total Repurchase Agreement (Cost $738,333)		738,333

Total Investments (Cost $50,253,297)		67,886,383
Net Other Assets (Liabilities) - (6.6)%		(4,230,117)

Net Assets - 100.0%		$ 63,656,266

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$63,008,615	$—	$—	$63,008,615
Other Investment Company	4,139,435	—	—	4,139,435
Repurchase Agreement	—	738,333	—	738,333

Total Investments	$67,148,050	$738,333	$—	$67,886,383

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,045,978, collateralized by cash collateral of $4,139,435. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.4%
International Equity Funds - 21.2%
Vanguard FTSE Developed Markets ETF	221,523	$ 11,211,279
Vanguard FTSE Emerging Markets ETF (A)	52,457	2,779,172

		13,990,451

International Fixed Income Fund - 0.9%
Vanguard Total International Bond ETF	11,052	629,632

U.S. Equity Funds - 50.8%
Schwab U.S. Large-Cap ETF	309,306	31,304,860
Schwab U.S. REIT ETF (A)	8,044	357,073
Schwab U.S. Small-Cap ETF	18,150	1,859,468

		33,521,401

U.S. Fixed Income Funds - 25.5%
iShares Core U.S. Aggregate Bond ETF	140,243	16,056,421
iShares TIPS Bond ETF (A)	2,503	317,856
Xtrackers USD High Yield Corporate Bond ETF	11,065	444,039

		16,818,316

Total Exchange-Traded Funds (Cost $43,676,257)		64,959,800

OTHER INVESTMENT COMPANY - 5.3%
Securities Lending Collateral - 5.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	3,489,325	3,489,325

Total Other Investment Company (Cost $3,489,325)		3,489,325

Principal	Value
REPURCHASE AGREEMENT - 1.7%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $1,132,571 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $1,155,307.

$ 1,132,571	$ 1,132,571

Total Repurchase Agreement (Cost $1,132,571)	1,132,571

Total Investments (Cost $48,298,153)	69,581,696
Net Other Assets (Liabilities) - (5.4)%	(3,568,649)

Net Assets - 100.0%	$ 66,013,047

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$64,959,800	$—	$—	$64,959,800
Other Investment Company	3,489,325	—	—	3,489,325
Repurchase Agreement	—	1,132,571	—	1,132,571

Total Investments	$68,449,125	$1,132,571	$—	$69,581,696

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,407,981, collateralized by cash collateral of $3,489,325. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 23.5%
Vanguard FTSE Developed Markets ETF	215,056	$ 10,883,984
Vanguard FTSE Emerging Markets ETF (A)	50,834	2,693,185

		13,577,169

International Fixed Income Fund - 0.5%
Vanguard Total International Bond ETF (A)	4,982	283,825

U.S. Equity Funds - 54.9%
Schwab U.S. Large-Cap ETF (A)	292,114	29,564,858
Schwab U.S. REIT ETF (A)	7,245	321,606
Schwab U.S. Small-Cap ETF (A)	17,501	1,792,977

		31,679,441

U.S. Fixed Income Funds - 20.6%
iShares Core U.S. Aggregate Bond ETF	101,102	11,575,168
Xtrackers USD High Yield Corporate Bond ETF	7,122	285,806

		11,860,974

Total Exchange-Traded Funds (Cost $37,479,629)		57,401,409

OTHER INVESTMENT COMPANY - 6.7%
Securities Lending Collateral - 6.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	3,883,566	3,883,566

Total Other Investment Company (Cost $3,883,566)		3,883,566

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $324,667 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $331,215.

$ 324,667	$ 324,667

Total Repurchase Agreement (Cost $324,667)	324,667

Total Investments (Cost $41,687,862)	61,609,642
Net Other Assets (Liabilities) - (6.8)%	(3,910,304)

Net Assets - 100.0%	$ 57,699,338

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,401,409	$—	$—	$57,401,409
Other Investment Company	3,883,566	—	—	3,883,566
Repurchase Agreement	—	324,667	—	324,667

Total Investments	$61,284,975	$324,667	$—	$61,609,642

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,794,983, collateralized by cash collateral of $3,883,566. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 25.7%
Vanguard FTSE Developed Markets ETF	158,433	$ 8,018,294
Vanguard FTSE Emerging Markets ETF (A)	36,430	1,930,062

		9,948,356

U.S. Equity Funds - 60.9%
Schwab U.S. Large-Cap ETF	218,033	22,067,120
Schwab U.S. REIT ETF (A)	4,761	211,340
Schwab U.S. Small-Cap ETF (A)	12,984	1,330,211

		23,608,671

U.S. Fixed Income Fund - 12.6%
iShares Core U.S. Aggregate Bond ETF	42,633	4,881,052

Total Exchange-Traded Funds (Cost $23,862,708)		38,438,079

OTHER INVESTMENT COMPANY - 5.9%
Securities Lending Collateral - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	2,296,368	2,296,368

Total Other Investment Company (Cost $2,296,368)		2,296,368

Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $361,094 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $368,383.

$ 361,094	$ 361,094

Total Repurchase Agreement (Cost $361,094)	361,094

Total Investments (Cost $26,520,170)	41,095,541
Net Other Assets (Liabilities) - (6.0)%	(2,323,729)

Net Assets - 100.0%	$ 38,771,812

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$38,438,079	$—	$—	$38,438,079
Other Investment Company	2,296,368	—	—	2,296,368
Repurchase Agreement	—	361,094	—	361,094

Total Investments	$40,734,447	$361,094	$—	$41,095,541

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,242,874, collateralized by cash collateral of $2,296,368. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 27.4%
Vanguard FTSE Developed Markets ETF	144,932	$ 7,335,008
Vanguard FTSE Emerging Markets ETF (A)	32,750	1,735,095

		9,070,103

U.S. Equity Funds - 65.2%
Schwab U.S. Large-Cap ETF	199,688	20,210,422
Schwab U.S. REIT ETF (A)	4,092	181,644
Schwab U.S. Small-Cap ETF	11,808	1,209,730

		21,601,796

U.S. Fixed Income Fund - 7.1%
iShares Core U.S. Aggregate Bond ETF	20,561	2,354,029

Total Exchange-Traded Funds (Cost $20,114,022)		33,025,928

OTHER INVESTMENT COMPANY - 5.9%
Securities Lending Collateral - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	1,943,214	1,943,214

Total Other Investment Company (Cost $1,943,214)		1,943,214

Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $136,515 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $139,280.

$ 136,515	$ 136,515

Total Repurchase Agreement (Cost $136,515)	136,515

Total Investments (Cost $22,193,751)	35,105,657
Net Other Assets (Liabilities) - (6.0)%	(1,986,990)

Net Assets - 100.0%	$ 33,118,667

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$33,025,928	$—	$—	$33,025,928
Other Investment Company	1,943,214	—	—	1,943,214
Repurchase Agreement	—	136,515	—	136,515

Total Investments	$34,969,142	$136,515	$—	$35,105,657

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,897,541, collateralized by cash collateral of $1,943,214. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 28.0%
Vanguard FTSE Developed Markets ETF	4,076	$ 206,287
Vanguard FTSE Emerging Markets ETF (A)	984	52,132

		258,419

U.S. Equity Funds - 65.3%
Schwab U.S. Large-Cap ETF	5,570	563,740
Schwab U.S. REIT ETF (A)	111	4,927
Schwab U.S. Small-Cap ETF (A)	322	32,989

		601,656

U.S. Fixed Income Fund - 6.3%
iShares Core U.S. Aggregate Bond ETF	504	57,703

Total Exchange-Traded Funds (Cost $662,409)		917,778

	Shares	Value
OTHER INVESTMENT COMPANY - 9.9%
Securities Lending Collateral - 9.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	90,813	$ 90,813

Total Other Investment Company (Cost $90,813)		90,813

Total Investments (Cost $753,222)		1,008,591
Net Other Assets (Liabilities) - (9.5)%		(87,310)

Net Assets - 100.0%		$ 921,281

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$917,778	$—	$—	$917,778
Other Investment Company	90,813	—	—	90,813

Total Investments	$1,008,591	$—	$—	$1,008,591

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $88,808, collateralized by cash collateral of $90,813. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 27.7%
Vanguard FTSE Developed Markets ETF	3,796	$ 192,116
Vanguard FTSE Emerging Markets ETF (A)	878	46,516

		238,632

U.S. Equity Funds - 65.5%
Schwab U.S. Large-Cap ETF	5,216	527,911
Schwab U.S. REIT ETF (A)	104	4,617
Schwab U.S. Small-Cap ETF	304	31,145

		563,673

U.S. Fixed Income Fund - 6.0%
iShares Core U.S. Aggregate Bond ETF	453	51,864

Total Exchange-Traded Funds (Cost $611,907)		854,169

	Shares	Value
OTHER INVESTMENT COMPANY - 6.0%
Securities Lending Collateral - 6.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	51,567	$ 51,567

Total Other Investment Company (Cost $51,567)		51,567

Total Investments (Cost $663,474)		905,736
Net Other Assets (Liabilities) - (5.2)%		(44,487)

Net Assets - 100.0%		$ 861,249

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$854,169	$—	$—	$854,169
Other Investment Company	51,567	—	—	51,567

Total Investments	$905,736	$—	$—	$905,736

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,355, collateralized by cash collateral of $51,567. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At April 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Funds - 5.6%
Vanguard FTSE Developed Markets ETF	51,397	$ 2,601,202
Vanguard FTSE Emerging Markets ETF (A)	14,814	784,846

		3,386,048

International Fixed Income Fund - 10.6%
Vanguard Total International Bond ETF (A)	113,036	6,439,661

U.S. Equity Funds - 27.4%
Schwab U.S. Large-Cap ETF	156,033	15,792,100
Schwab U.S. Small-Cap ETF	8,140	833,943

		16,626,043

U.S. Fixed Income Funds - 55.1%
iShares Core U.S. Aggregate Bond ETF	226,369	25,916,987
iShares TIPS Bond ETF (A)	30,556	3,880,306
Xtrackers USD High Yield Corporate Bond ETF	88,796	3,563,384

		33,360,677

Total Exchange-Traded Funds (Cost $50,209,764)		59,812,429

OTHER INVESTMENT COMPANY - 16.3%
Securities Lending Collateral - 16.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	9,894,104	9,894,104

Total Other Investment Company (Cost $9,894,104)		9,894,104

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2021, to be repurchased at $582,455 on 05/03/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $594,189.

$ 582,455	$ 582,455

Total Repurchase Agreement (Cost $582,455)	582,455

Total Investments (Cost $60,686,323)	70,288,988
Net Other Assets (Liabilities) - (16.0)%	(9,671,480)

Net Assets - 100.0%	$ 60,617,508

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$59,812,429	$—	$—	$59,812,429
Other Investment Company	9,894,104	—	—	9,894,104
Repurchase Agreement	—	582,455	—	582,455

Total Investments	$69,706,533	$582,455	$—	$70,288,988

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,678,304, collateralized by cash collateral of $9,894,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2021

(unaudited)

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Assets:
Investments, at value (A) (B)	$41,802,362		$40,578,197	$64,559,522	$67,148,050	$68,449,125
Repurchase agreements, at value (C)	216,054		203,082	674,612	738,333	1,132,571
Receivables and other assets:
Net income from securities lending	2,012		1,454	1,868	2,854	1,831
Shares of beneficial interest sold	22,215		156,459	48,843	404	437
Due from investment manager	9,779		9,361	—	—	797
Prepaid expenses	90		85	123	160	169
Total assets	42,052,512		40,948,638	65,284,968	67,889,801	69,584,930

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,595,466		2,351,167	5,103,828	4,139,435	3,489,325
Payables and other liabilities:
Shares of beneficial interest redeemed	890		18	287	38,508	27,364
Investment management fees	—		—	1,473	1,191	—
Distribution and service fees	14,699		15,617	24,044	25,689	26,372
Transfer agent fees	4,635		4,924	7,584	8,099	8,315
Trustees, CCO and deferred compensation fees	972		315	416	365	368
Audit and tax fees	8,952		9,023	9,148	9,055	9,061
Custody fees	1,609		2,098	2,180	1,526	1,345
Legal fees	175		331	572	314	314
Printing and shareholder reports fees	1,838		2,371	3,297	2,380	2,428
Registration fees	2,909		2,912	2,924	2,926	2,927
Filing fees	3,312		1,882	1,912	3,347	3,348
Other accrued expenses	456		628	920	700	716
Total liabilities	5,635,913		2,391,286	5,158,585	4,233,535	3,571,883
Net assets	$36,416,599		$38,557,352	$60,126,383	$63,656,266	$66,013,047

Net assets consist of:
Paid-in capital	$27,700,438		$34,062,872	$52,712,764	$45,051,065	$43,823,624
Total distributable earnings (accumulated losses)	8,716,161		4,494,480	7,413,619	18,605,201	22,189,423
Net assets	$36,416,599		$38,557,352	$60,126,383	$63,656,266	$66,013,047
Net assets by class:
Class R1	$35,818,871		$37,994,705	$58,748,570	$62,697,106	$65,029,292
Class R3	12,740		10,788	10,797	13,202	13,548
Class R6	584,988		551,859	1,367,016	945,958	970,207
Shares outstanding (unlimited shares, no par value):
Class R1	3,000,497		3,710,906	5,501,414	4,738,819	4,672,812
Class R3	1,069		1,057	1,014	1,000	976
Class R6	48,686		53,539	127,070	70,867	69,107
Net asset value per share:
Class R1	$11.94		$10.24	$10.68	$13.23	$13.92
Class R3	11.91	(D)	10.21	10.65	13.20	13.88
Class R6	12.02		10.31	10.76	13.35	14.04

(A) Investments, at cost	$33,533,079		$37,075,549	$58,532,547	$49,514,964	$47,165,582
(B) Securities on loan, at value	$5,473,041		$2,782,309	$4,990,091	$4,045,978	$3,407,981
(C) Repurchase agreements, at cost	$216,054		$203,082	$674,612	$738,333	$1,132,571

(D)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050		Transamerica ClearTrack® 2055		Transamerica ClearTrack® 2060
Assets:
Investments, at value (A) (B)	$61,284,975	$40,734,447	$34,969,142		$1,008,591		$905,736
Repurchase agreements, at value (C)	324,667	361,094	136,515		—		—
Cash	—	—	—		11,153		14,443
Receivables and other assets:
Net income from securities lending	2,710	2,311	1,317		74		78
Shares of beneficial interest sold	17,750	595	591		—		65
Due from investment manager	3,475	8,515	11,079		6,857		6,905
Prepaid expenses	147	96	90		2		2
Total assets	61,633,724	41,107,058	35,118,734		1,026,677		927,229

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,883,566	2,296,368	1,943,214		90,813		51,567
Payables and other liabilities:
Shares of beneficial interest redeemed	18	15	21,346		43		25
Distribution and service fees	23,411	15,537	13,200		163		163
Transfer agent fees	7,380	4,899	4,165		56		55
Trustees, CCO and deferred compensation fees	334	224	182		61		24
Audit and tax fees	9,025	8,934	8,899		8,761		8,762
Custody fees	1,347	962	936		903		786
Legal fees	253	112	306		8		8
Printing and shareholder reports fees	2,165	1,569	1,295		114		114
Registration fees	2,923	2,910	2,907		1,164		1,165
Filing fees	3,334	3,303	3,287		3,305		3,306
Other accrued expenses	630	413	330		5		5
Total liabilities	3,934,386	2,335,246	2,000,067		105,396		65,980
Net assets	$57,699,338	$38,771,812	$33,118,667		$921,281		$861,249

Net assets consist of:
Paid-in capital	$36,790,874	$23,665,847	$19,748,018		$658,822		$610,614
Total distributable earnings (accumulated losses)	20,908,464	15,105,965	13,370,649		262,459		250,635
Net assets	$57,699,338	$38,771,812	$33,118,667		$921,281		$861,249
Net assets by class:
Class R1	$56,962,305	$38,127,038	$32,250,786		$392,922		$393,160
Class R3	13,735	14,041	14,221		14,283		14,292
Class R6	723,298	630,733	853,660		514,076		453,797
Shares outstanding (unlimited shares, no par value):
Class R1	4,007,320	2,569,029	2,079,208		27,411		27,438
Class R3	969	950	921		999		1,000
Class R6	50,220	42,109	54,497		35,746		31,569
Net asset value per share:
Class R1	$14.21	$14.84	$15.51		$14.33		$14.33
Class R3	14.17	14.78	15.45	(D)	14.29	(D)	14.29
Class R6	14.40	14.98	15.66		14.38		14.37

(A) Investments, at cost	$41,363,195	$26,159,076	$22,057,236		$753,222		$663,474
(B) Securities on loan, at value	$3,794,983	$2,242,874	$1,897,541		$88,808		$50,355
(C) Repurchase agreements, at cost	$324,667	$361,094	$136,515		$—		$—

(D)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2021

(unaudited)

Transamerica ClearTrack® Retirement Income
Assets:
Investments, at value (A) (B)	$69,706,533
Repurchase agreements, at value (C)	582,455
Receivables and other assets:
Net income from securities lending	2,123
Shares of beneficial interest sold	273,866
Due from investment manager	1,901
Prepaid expenses	162
Total assets	70,567,040

Liabilities:
Cash collateral received upon return of:
Securities on loan	9,894,104
Payables and other liabilities:
Shares of beneficial interest redeemed	10
Distribution and service fees	24,603
Transfer agent fees	7,754
Trustees, CCO and deferred compensation fees	379
Audit and tax fees	9,093
Custody fees	1,586
Legal fees	418
Printing and shareholder reports fees	2,819
Registration fees	2,926
Filing fees	3,366
Other accrued expenses	2,474
Total liabilities	9,949,532
Net assets	$60,617,508

Net assets consist of:
Paid-in capital	$49,774,655
Total distributable earnings (accumulated losses)	10,842,853
Net assets	$60,617,508
Net assets by class:
Class R1	$60,064,610
Class R3	12,327
Class R6	540,571
Shares outstanding (unlimited shares, no par value):
Class R1	5,222,901
Class R3	1,073
Class R6	46,624
Net asset value per share:
Class R1	$11.50
Class R3	11.49
Class R6	11.59

(A) Investments, at cost	$60,103,868
(B) Securities on loan, at value	$9,678,304
(C) Repurchase agreements, at cost	$582,455

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS

For the period ended April 30, 2021

(unaudited)

	Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Investment Income:
Dividend income	$320,269	$357,887	$532,727	$540,993	$550,209
Net income from securities lending	10,451	10,051	11,265	12,679	11,332
Total investment income	330,720	367,938	543,992	553,672	561,541

Expenses:
Investment management fees	67,911	74,850	112,461	115,053	118,900
Distribution and service fees:
Class R1	87,839	97,146	144,303	149,204	154,147
Class R3	15	13	13	16	16
Transfer agent fees
Class R1	27,669	30,601	45,455	47,000	48,556
Class R3	10	8	8	10	10
Class R6	22	20	55	32	34
Trustees, CCO and deferred compensation fees	1,143	484	693	692	709
Audit and tax fees	8,908	8,936	9,027	8,995	9,000
Custody fees	1,616	2,287	2,477	1,614	1,545
Legal fees	808	985	1,477	1,274	1,304
Printing and shareholder reports fees	2,577	3,081	4,173	3,663	3,757
Registration fees	44,007	44,021	44,101	44,108	44,116
Filing fees	4,359	5,595	5,625	4,394	4,396
Other	456	550	829	718	738
Total expenses before waiver and/or reimbursement and recapture	247,340	268,577	370,697	376,773	387,228
Expenses waived and/or reimbursed:
Class R1	(44,167)	(45,401)	(40,520)	(31,210)	(31,622)
Class R3	(15)	(13)	(9)	(6)	(7)
Class R6	(748)	(630)	(1,027)	(459)	(471)
Recapture of previously waived and/or reimbursed fees:
Class R1	121	318	3,424	306	1,743
Class R3	—	1	2	—	1
Class R6	2	20	90	14	31
Net expenses	202,533	222,872	332,657	345,418	356,903

Net investment income (loss)	128,187	145,066	211,335	208,254	204,638

Net realized gain (loss) on:
Investments	889,045	1,038,627	1,499,851	1,096,983	1,155,324

Net change in unrealized appreciation (depreciation) on:
Investments	3,058,792	3,698,386	6,191,075	7,840,620	9,818,323
Net realized and change in unrealized gain (loss)	3,947,837	4,737,013	7,690,926	8,937,603	10,973,647
Net increase (decrease) in net assets resulting from operations	$4,076,024	$4,882,079	$7,902,261	$9,145,857	$11,178,285

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Investment Income:
Dividend income	$491,178	$321,633	$275,432	$7,284	$6,881
Net income from securities lending	11,533	13,600	8,545	369	384
Total investment income	502,711	335,233	283,977	7,653	7,265

Expenses:
Investment management fees	105,853	69,588	59,659	1,588	1,495
Distribution and service fees:
Class R1	137,065	90,062	76,502	907	907
Class R3	16	16	16	16	16
Transfer agent fees
Class R1	43,176	28,370	24,099	286	287
Class R3	10	10	10	10	10
Class R6	33	22	29	17	15
Trustees, CCO and deferred compensation fees	638	424	359	65	29
Audit and tax fees	8,972	8,898	8,875	8,761	8,761
Custody fees	1,512	1,214	1,261	1,137	1,098
Legal fees	1,156	755	887	180	179
Printing and shareholder reports fees	3,412	2,553	2,282	695	698
Registration fees	44,089	44,010	43,989	24,343	24,343
Filing fees	4,382	4,350	4,336	4,263	4,263
Other	652	428	351	10	8
Total expenses before waiver and/or reimbursement and recapture	350,966	250,700	222,655	42,278	42,109
Expenses waived and/or reimbursed:
Class R1	(34,386)	(40,254)	(41,984)	(16,877)	(17,926)
Class R3	(8)	(15)	(18)	(613)	(651)
Class R6	(552)	(659)	(1,086)	(21,395)	(20,300)
Recapture of previously waived and/or reimbursed fees:
Class R1	1,477	748	—	—	—
Class R3	1	1	—	—	—
Class R6	28	14	8	—	—
Net expenses	317,526	210,535	179,575	3,393	3,232

Net investment income (loss)	185,185	124,698	104,402	4,260	4,033

Net realized gain (loss) on:
Investments	1,125,601	630,596	479,672	9,110	9,367

Net change in unrealized appreciation (depreciation) on:
Investments	9,513,050	7,163,955	6,645,452	179,980	169,413
Net realized and change in unrealized gain (loss)	10,638,651	7,794,551	7,125,124	189,090	178,780
Net increase (decrease) in net assets resulting from operations	$10,823,836	$7,919,249	$7,229,526	$193,350	$182,813

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2021

(unaudited)

Transamerica ClearTrack® Retirement Income
Investment Income:
Dividend income	$556,666
Net income from securities lending	11,365
Total investment income	568,031

Expenses:
Investment management fees	116,044
Distribution and service fees:
Class R1	151,232
Class R3	15
Transfer agent fees
Class R1	47,638
Class R3	9
Class R6	22
Trustees, CCO and deferred compensation fees	687
Audit and tax fees	9,015
Custody fees	1,625
Legal fees	1,391
Printing and shareholder reports fees	3,823
Registration fees	44,111
Filing fees	4,411
Other	2,461
Total expenses before waiver and/or reimbursement and recapture	382,484
Expenses waived and/or reimbursed:
Class R1	(37,730)
Class R3	(8)
Class R6	(358)
Recapture of previously waived and/or reimbursed fees:
Class R1	1,863
Class R3	1
Class R6	19
Net expenses	346,271

Net investment income (loss)	221,760

Net realized gain (loss) on:
Investments	1,445,574

Net change in unrealized appreciation (depreciation) on:
Investments	3,301,706
Net realized and change in unrealized gain (loss)	4,747,280
Net increase (decrease) in net assets resulting from operations	$4,969,040

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020		Transamerica ClearTrack® 2025
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$128,187	$432,840	$145,066	$200,224	$211,335	$265,182
Net realized gain (loss)	889,045	687,051	1,038,627	883,215	1,499,851	1,251,764
Net change in unrealized appreciation (depreciation)	3,058,792	794,920	3,698,386	(6,281,562)	6,191,075	(9,818,712)
Net increase (decrease) in net assets resulting from operations	4,076,024	1,914,811	4,882,079	(5,198,123)	7,902,261	(8,301,766)

Dividends and/or distributions to shareholders:
Class R1	(964,670)	(1,199,368)	(23,137)	(2,250,540)	(1,172,851)	(1,936,113)
Class R3	(367)	(387)	(38)	(521)	(240)	(318)
Class R6	(21,652)	(14,893)	(4,059)	(23,186)	(47,195)	(42,780)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(986,689)	(1,214,648)	(27,234)	(2,274,247)	(1,220,286)	(1,979,211)

Capital share transactions:
Proceeds from shares sold:
Class R1	278,234	1,340,703	996,003	1,478,545	910,312	1,901,962
Class R6	15,859	180,875	45,699	195,207	124,724	1,307,297
	294,093	1,521,578	1,041,702	1,673,752	1,035,036	3,209,259
Dividends and/or distributions reinvested:
Class R1	964,670	1,199,368	23,137	2,250,540	1,172,851	1,936,113
Class R3	367	387	38	521	240	318
Class R6	21,652	14,893	4,059	23,186	47,195	42,780
	986,689	1,214,648	27,234	2,274,247	1,220,286	1,979,211
Cost of shares redeemed:
Class R1	(2,368,131)	(7,223,094)	(5,282,734)	(10,515,947)	(5,845,439)	(11,768,844)
Class R6	(102,500)	(1,495)	(55,591)	(97,966)	(561,747)	(856,785)
	(2,470,631)	(7,224,589)	(5,338,325)	(10,613,913)	(6,407,186)	(12,625,629)
Net increase (decrease) in net assets resulting from capital share transactions	(1,189,849)	(4,488,363)	(4,269,389)	(6,665,914)	(4,151,864)	(7,437,159)
Net increase (decrease) in net assets	1,899,486	(3,788,200)	585,456	(14,138,284)	2,530,111	(17,718,136)

Net assets:
Beginning of period/year	34,517,113	38,305,313	37,971,896	52,110,180	57,596,272	75,314,408
End of period/year	$36,416,599	$34,517,113	$38,557,352	$37,971,896	$60,126,383	$57,596,272

Capital share transactions - shares:
Shares issued:
Class R1	23,826	129,032	101,782	156,177	87,345	187,154
Class R6	1,347	17,711	4,583	20,892	11,931	132,904
	25,173	146,743	106,365	177,069	99,276	320,058
Shares reinvested:
Class R1	83,594	113,041	2,349	214,541	114,648	173,331
Class R3	31	37	4	50	24	28
Class R6	1,868	1,397	410	2,200	4,586	3,806
	85,493	114,475	2,763	216,791	119,258	177,165
Shares redeemed:
Class R1	(206,296)	(695,425)	(534,246)	(1,081,110)	(566,607)	(1,155,720)
Class R6	(8,762)	(139)	(5,559)	(10,530)	(53,961)	(87,236)
	(215,058)	(695,564)	(539,805)	(1,091,640)	(620,568)	(1,242,956)
Net increase (decrease) in shares outstanding:
Class R1	(98,876)	(453,352)	(430,115)	(710,392)	(364,614)	(795,235)
Class R3	31	37	4	50	24	28
Class R6	(5,547)	18,969	(566)	12,562	(37,444)	49,474
	(104,392)	(434,346)	(430,677)	(697,780)	(402,034)	(745,733)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2030		Transamerica ClearTrack® 2035		Transamerica ClearTrack® 2040
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$208,254	$630,936	$204,638	$625,359	$185,185	$566,378
Net realized gain (loss)	1,096,983	1,034,788	1,155,324	799,720	1,125,601	1,042,713
Net change in unrealized appreciation (depreciation)	7,840,620	1,301,552	9,818,323	1,368,395	9,513,050	931,849
Net increase (decrease) in net assets resulting from operations	9,145,857	2,967,276	11,178,285	2,793,474	10,823,836	2,540,940

Dividends and/or distributions to shareholders:
Class R1	(1,610,860)	(1,624,355)	(1,490,594)	(1,190,693)	(1,548,456)	(1,204,569)
Class R3	(369)	(343)	(334)	(257)	(392)	(284)
Class R6	(27,672)	(13,470)	(29,820)	(14,659)	(41,403)	(23,108)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,638,901)	(1,638,168)	(1,520,748)	(1,205,609)	(1,590,251)	(1,227,961)

Capital share transactions:
Proceeds from shares sold:
Class R1	2,701,961	1,149,251	2,375,865	2,837,995	577,495	1,672,126
Class R6	127,739	616,359	211,860	329,719	114,563	336,550
	2,829,700	1,765,610	2,587,725	3,167,714	692,058	2,008,676
Dividends and/or distributions reinvested:
Class R1	1,610,860	1,624,355	1,490,594	1,190,693	1,548,456	1,204,569
Class R3	369	343	334	257	392	284
Class R6	27,672	13,470	29,820	14,659	41,403	23,108
	1,638,901	1,638,168	1,520,748	1,205,609	1,590,251	1,227,961
Cost of shares redeemed:
Class R1	(3,163,466)	(7,336,351)	(3,873,945)	(7,735,426)	(3,740,141)	(6,423,631)
Class R6	(65,638)	(291,968)	(284,321)	(30,956)	(662,423)	(129,359)
	(3,229,104)	(7,628,319)	(4,158,266)	(7,766,382)	(4,402,564)	(6,552,990)
Net increase (decrease) in net assets resulting from capital share transactions	1,239,497	(4,224,541)	(49,793)	(3,393,059)	(2,120,255)	(3,316,353)
Net increase (decrease) in net assets	8,746,453	(2,895,433)	9,607,744	(1,805,194)	7,113,330	(2,003,374)

Net assets:
Beginning of period/year	54,909,813	57,805,246	56,405,303	58,210,497	50,586,008	52,589,382
End of period/year	$63,656,266	$54,909,813	$66,013,047	$56,405,303	$57,699,338	$50,586,008

Capital share transactions - shares:
Shares issued:
Class R1	211,331	106,662	176,677	246,139	42,292	149,286
Class R6	9,872	57,011	15,735	29,556	8,273	30,463
	221,203	163,673	192,412	275,695	50,565	179,749
Shares reinvested:
Class R1	127,948	141,865	114,047	101,508	116,865	101,139
Class R3	29	30	26	21	29	24
Class R6	2,184	1,169	2,266	1,242	3,090	1,921
	130,161	143,064	116,339	102,771	119,984	103,084
Shares redeemed:
Class R1	(248,683)	(654,323)	(291,445)	(687,311)	(278,116)	(565,501)
Class R6	(5,134)	(27,322)	(21,256)	(2,801)	(48,484)	(10,912)
	(253,817)	(681,645)	(312,701)	(690,112)	(326,600)	(576,413)
Net increase (decrease) in shares outstanding:
Class R1	90,596	(405,796)	(721)	(339,664)	(118,959)	(315,076)
Class R3	29	30	26	21	29	24
Class R6	6,922	30,858	(3,255)	27,997	(37,121)	21,472
	97,547	(374,908)	(3,950)	(311,646)	(156,051)	(293,580)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2045		Transamerica ClearTrack® 2050		Transamerica ClearTrack® 2055
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$124,698	$365,379	$104,402	$298,919	$4,260	$9,747
Net realized gain (loss)	630,596	785,117	479,672	293,003	9,110	8,698
Net change in unrealized appreciation (depreciation)	7,163,955	451,818	6,645,452	708,701	179,980	17,332
Net increase (decrease) in net assets resulting from operations	7,919,249	1,602,314	7,229,526	1,300,623	193,350	35,777

Dividends and/or distributions to shareholders:
Class R1	(1,099,539)	(808,476)	(530,496)	(531,050)	(7,447)	(7,111)
Class R3	(428)	(292)	(255)	(248)	(298)	(290)
Class R6	(22,414)	(12,552)	(17,874)	(11,140)	(11,731)	(9,886)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,122,381)	(821,320)	(548,625)	(542,438)	(19,476)	(17,287)

Capital share transactions:
Proceeds from shares sold:
Class R1	747,275	726,493	1,245,092	2,417,888	—	—
Class R6	47,758	94,623	46,093	208,664	26,584	39,141
	795,033	821,116	1,291,185	2,626,552	26,584	39,141
Dividends and/or distributions reinvested:
Class R1	1,099,539	808,476	530,496	531,050	7,447	7,111
Class R3	428	292	255	248	298	290
Class R6	22,414	12,552	17,874	11,140	11,731	9,886
	1,122,381	821,320	548,625	542,438	19,476	17,287
Cost of shares redeemed:
Class R1	(2,288,277)	(4,691,419)	(2,696,866)	(3,880,816)	—	—
Class R6	(85,633)	(6,688)	(49,303)	(2,159)	(547)	(2,158)
	(2,373,910)	(4,698,107)	(2,746,169)	(3,882,975)	(547)	(2,158)
Net increase (decrease) in net assets resulting from capital share transactions	(456,496)	(3,055,671)	(906,359)	(713,985)	45,513	54,270
Net increase (decrease) in net assets	6,340,372	(2,274,677)	5,774,542	44,200	219,387	72,760

Net assets:
Beginning of period/year	32,431,440	34,706,117	27,344,125	27,299,925	701,894	629,134
End of period/year	$38,771,812	$32,431,440	$33,118,667	$27,344,125	$921,281	$701,894

Capital share transactions - shares:
Shares issued:
Class R1	52,065	60,371	85,782	201,100	—	—
Class R6	3,301	8,363	3,123	18,084	1,959	3,617
	55,366	68,734	88,905	219,184	1,959	3,617
Shares reinvested:
Class R1	80,258	65,944	37,333	42,518	567	615
Class R3	32	24	18	20	22	26
Class R6	1,625	1,017	1,248	886	893	855
	81,915	66,985	38,599	43,424	1,482	1,496
Shares redeemed:
Class R1	(162,734)	(396,833)	(184,412)	(323,079)	—	—
Class R6	(6,077)	(617)	(3,335)	(173)	(41)	(198)
	(168,811)	(397,450)	(187,747)	(323,252)	(41)	(198)
Net increase (decrease) in shares outstanding:
Class R1	(30,411)	(270,518)	(61,297)	(79,461)	567	615
Class R3	32	24	18	20	22	26
Class R6	(1,151)	8,763	1,036	18,797	2,811	4,274
	(31,530)	(261,731)	(60,243)	(60,644)	3,400	4,915

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2060		Transamerica ClearTrack® Retirement Income
	April 30, 2021 (unaudited)	October 31, 2020	April 30, 2021 (unaudited)	October 31, 2020
From operations:
Net investment income (loss)	$4,033	$9,388	$221,760	$810,403
Net realized gain (loss)	9,367	8,921	1,445,574	783,267
Net change in unrealized appreciation (depreciation)	169,413	14,833	3,301,706	1,677,656
Net increase (decrease) in net assets resulting from operations	182,813	33,142	4,969,040	3,271,326

Dividends and/or distributions to shareholders:
Class R1	(7,475)	(7,309)	(1,499,880)	(1,451,761)
Class R3	(299)	(297)	(322)	(284)
Class R6	(10,540)	(9,635)	(22,555)	(15,033)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(18,314)	(17,241)	(1,522,757)	(1,467,078)

Capital share transactions:
Proceeds from shares sold:
Class R1	—	—	1,012,785	569,987
Class R6	15,235	18,053	170,076	159,704
	15,235	18,053	1,182,861	729,691
Dividends and/or distributions reinvested:
Class R1	7,475	7,309	1,499,880	1,451,761
Class R3	299	297	322	284
Class R6	10,540	9,635	22,555	15,033
	18,314	17,241	1,522,757	1,467,078
Cost of shares redeemed:
Class R1	—	—	(4,330,133)	(10,253,536)
Class R6	(3,400)	(135)	(386,154)	(11,729)
	(3,400)	(135)	(4,716,287)	(10,265,265)
Net increase (decrease) in net assets resulting from capital share transactions	30,149	35,159	(2,010,669)	(8,068,496)
Net increase (decrease) in net assets	194,648	51,060	1,435,614	(6,264,248)

Net assets:
Beginning of period/year	666,601	615,541	59,181,894	65,446,142
End of period/year	$861,249	$666,601	$60,617,508	$59,181,894

Capital share transactions - shares:
Shares issued:
Class R1	—	—	88,853	53,744
Class R6	1,125	1,618	14,911	15,220
	1,125	1,618	103,764	68,964
Shares reinvested:
Class R1	569	633	132,968	138,659
Class R3	23	26	29	27
Class R6	803	834	1,989	1,428
	1,395	1,493	134,986	140,114
Shares redeemed:
Class R1	—	—	(381,904)	(991,463)
Class R6	(256)	(12)	(33,843)	(1,085)
	(256)	(12)	(415,747)	(992,548)
Net increase (decrease) in shares outstanding:
Class R1	569	633	(160,083)	(799,060)
Class R3	23	26	29	27
Class R6	1,672	2,440	(16,943)	15,563
	2,264	3,099	(176,997)	(783,470)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2015
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.94		$10.67	$10.24	$10.66	$9.85	$9.76

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.16	0.15	0.13	0.11	(B)
Net realized and unrealized gain (loss)	1.28		0.48	0.81	(0.33)	0.82	0.03
Total investment operations	1.32		0.61	0.97	(0.18)	0.95	0.14

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.16)	(0.17)	(0.14)	(0.12)	(0.05)
Net realized gains	(0.22)		(0.18)	(0.37)	(0.10)	(0.02)	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.32)		(0.34)	(0.54)	(0.24)	(0.14)	(0.05)

Net asset value, end of period/year	$11.94		$10.94	$10.67	$10.24	$10.66	$9.85
Total return	12.17	%(D)	5.89%	10.23%	(1.76)%	9.72%	1.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,819		$33,907	$37,914	$41,573	$52,926	$44,735
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.39	%(F)	1.26%	1.26%	1.19%	1.17%	1.22%
Including waiver and/or reimbursement and recapture (G)	1.14	%(F)	1.14%	1.12%	1.12%	1.11%	1.08	%(B)
Net investment income (loss) to average net assets	0.71	%(F)	1.20%	1.53%	1.42%	1.28%	1.18	%(B)
Portfolio turnover rate	6	%(D)	12%	42%	23%	9%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2015
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$10.93		$10.68	$9.99

Investment operations:
Net investment income (loss) (B)	0.05		0.15	0.11
Net realized and unrealized gain (loss)	1.29		0.48	0.58
Total investment operations	1.34		0.63	0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.20)	—
Net realized gains	(0.22)		(0.18)	—
Total dividends and/or distributions to shareholders	(0.36)		(0.38)	—

Net asset value, end of period/year	$11.91		$10.93	$10.68
Total return	12.32	%(C)	6.08%	6.91	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.14	%(E)	1.01%	1.01	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)	0.89%	0.87	%(E)
Net investment income (loss) to average net assets	0.95	%(E)	1.43%	1.54	%(E)
Portfolio turnover rate	6	%(C)	12%	42%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2015
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.04		$10.77	$10.34	$10.77	$9.93	$9.80

Investment operations:
Net investment income (loss) (A)	0.08		0.19	0.23	0.22	0.20	0.18	(B)
Net realized and unrealized gain (loss)	1.30		0.50	0.82	(0.33)	0.83	0.02
Total investment operations	1.38		0.69	1.05	(0.11)	1.03	0.20

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.24)	(0.25)	(0.22)	(0.17)	(0.07)
Net realized gains	(0.22)		(0.18)	(0.37)	(0.10)	(0.02)	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.40)		(0.42)	(0.62)	(0.32)	(0.19)	(0.07)

Net asset value, end of period/year	$12.02		$11.04	$10.77	$10.34	$10.77	$9.93
Total return	12.60	%(D)	6.55%	11.00%	(1.16)%	10.50%	2.11%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$585		$599	$380	$421	$415	$317
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.74	%(F)	0.61%	0.61%	0.54%	0.52%	0.57%
Including waiver and/or reimbursement and recapture (G)	0.49	%(F)	0.49%	0.47%	0.47%	0.46%	0.43	%(B)
Net investment income (loss) to average net assets	1.39	%(F)	1.75%	2.21%	2.06%	1.91%	1.87	%(B)
Portfolio turnover rate	6	%(D)	12%	42%	23%	9%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2020
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.05		$10.65	$10.38	$10.73	$9.81	$9.75

Investment operations:
Net investment income (loss) (A)	0.04		0.04	0.15	0.15	0.12	0.12	(B)
Net realized and unrealized gain (loss)	1.16		(1.16)	0.79	(0.31)	0.92	(0.01	)(C)
Total investment operations	1.20		(1.12)	0.94	(0.16)	1.04	0.11

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.17)	(0.16)	(0.13)	(0.11)	(0.05)
Net realized gains	—		(0.31)	(0.51)	(0.06)	(0.01)	(0.00	)(D)
Total dividends and/or distributions to shareholders	(0.01)		(0.48)	(0.67)	(0.19)	(0.12)	(0.05)

Net asset value, end of period/year	$10.24		$9.05	$10.65	$10.38	$10.73	$9.81
Total return	13.21	%(E)	(11.16)%	9.99%	(1.55)%	10.79%	1.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,994		$37,467	$51,652	$59,914	$76,819	$56,817
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.37	%(G)	1.25%	1.20%	1.15%	1.14%	1.20%
Including waiver and/or reimbursement and recapture (H)	1.14	%(G)	1.14%	1.12%	1.12%	1.11%	1.08	%(B)
Net investment income (loss) to average net assets	0.73	%(G)	0.44%	1.46%	1.38%	1.21%	1.19	%(B)
Portfolio turnover rate	10	%(E)	137%	50%	25%	5%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2020
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$9.04		$10.65	$9.97

Investment operations:
Net investment income (loss) (B)	0.05		0.06	0.10
Net realized and unrealized gain (loss)	1.16		(1.15)	0.58
Total investment operations	1.21		(1.09)	0.68

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.21)	—
Net realized gains	—		(0.31)	—
Total dividends and/or distributions to shareholders	(0.04)		(0.52)	—

Net asset value, end of period/year	$10.21		$9.04	$10.65
Total return	13.36	%(C)	(10.91)%	6.82	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$10	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.12	%(E)	0.99%	0.95	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)	0.89%	0.87	%(E)
Net investment income (loss) to average net assets	0.95	%(E)	0.64%	1.52	%(E)
Portfolio turnover rate	10	%(C)	137%	50%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2020
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$9.14		$10.76	$10.49	$10.85	$9.89	$9.79

Investment operations:
Net investment income (loss) (A)	0.07		0.09	0.22	0.22	0.19	0.18	(B)
Net realized and unrealized gain (loss)	1.17		(1.16)	0.80	(0.32)	0.94	(0.01	)(C)
Total investment operations	1.24		(1.07)	1.02	(0.10)	1.13	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.24)	(0.24)	(0.20)	(0.16)	(0.07)
Net realized gains	—		(0.31)	(0.51)	(0.06)	(0.01)	(0.00	)(D)
Total dividends and/or distributions to shareholders	(0.07)		(0.55)	(0.75)	(0.26)	(0.17)	(0.07)

Net asset value, end of period/year	$10.31		$9.14	$10.76	$10.49	$10.85	$9.89
Total return	13.64	%(E)	(10.60)%	10.77%	(1.00)%	11.62%	1.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$552		$495	$447	$669	$673	$517
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.72	%(G)	0.60%	0.55%	0.50%	0.49%	0.55%
Including waiver and/or reimbursement and recapture (H)	0.49	%(G)	0.49%	0.47%	0.47%	0.46%	0.43	%(B)
Net investment income (loss) to average net assets	1.37	%(G)	0.95%	2.17%	2.01%	1.85%	1.90	%(B)
Portfolio turnover rate	10	%(E)	137%	50%	25%	5%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2025
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$9.55		$11.11	$10.70	$11.06	$9.98		$9.77

Investment operations:
Net investment income (loss) (A)	0.04		0.04	0.15	0.14	0.12		0.12	(B)
Net realized and unrealized gain (loss)	1.30		(1.30)	0.94	(0.32)	1.07		0.14
Total investment operations	1.34		(1.26)	1.09	(0.18)	1.19		0.26

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.16)	(0.16)	(0.12)	(0.11)		(0.05)
Net realized gains	(0.18)		(0.14)	(0.52)	(0.06)	(0.00	)(C)	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.21)		(0.30)	(0.68)	(0.18)	(0.11)		(0.05)

Net asset value, end of period/year	$10.68		$9.55	$11.11	$10.70	$11.06		$9.98
Total return	14.12	%(D)	(11.77)%	11.23%	(1.65)%	12.06%		2.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,749		$55,999	$74,011	$73,294	$90,501		$63,893
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.27	%(F)	1.17%	1.17%	1.14%	1.13%		1.19%
Including waiver and/or reimbursement and recapture (G)	1.14	%(F)	1.14%	1.14%	1.13%	1.12%		1.09	%(B)
Net investment income (loss) to average net assets	0.70	%(F)	0.39%	1.43%	1.30%	1.15%		1.22	%(B)
Portfolio turnover rate	18	%(D)	161%	20%	25%	6%		3%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2025
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$9.54		$11.11	$10.40

Investment operations:
Net investment income (loss) (B)	0.05		0.06	0.11
Net realized and unrealized gain (loss)	1.30		(1.29)	0.60
Total investment operations	1.35		(1.23)	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.20)	—
Net realized gains	(0.18)		(0.14)	—
Total dividends and/or distributions to shareholders	(0.24)		(0.34)	—

Net asset value, end of period/year	$10.65		$9.54	$11.11
Total return	14.28	%(C)	(11.58)%	6.83	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$9	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	0.92%	0.91	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)	0.89%	0.89	%(E)
Net investment income (loss) to average net assets	0.93	%(E)	0.60%	1.52	%(E)
Portfolio turnover rate	18	%(C)	161%	20%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2025
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016
Net asset value, beginning of period/year	$9.65		$11.23	$10.83	$11.19	$10.07		$9.81

Investment operations:
Net investment income (loss) (A)	0.07		0.08	0.22	0.22	0.18		0.19	(B)
Net realized and unrealized gain (loss)	1.32		(1.29)	0.94	(0.32)	1.09		0.14
Total investment operations	1.39		(1.21)	1.16	(0.10)	1.27		0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.23)	(0.24)	(0.20)	(0.15)		(0.07)
Net realized gains	(0.18)		(0.14)	(0.52)	(0.06)	(0.00	)(C)	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.28)		(0.37)	(0.76)	(0.26)	(0.15)		(0.07)

Net asset value, end of period/year	$10.76		$9.65	$11.23	$10.83	$11.19		$10.07
Total return	14.56	%(D)	(11.26)%	11.89%	(1.00)%	12.83%		3.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,367		$1,588	$1,292	$1,370	$1,378		$570
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.52%	0.52%	0.49%	0.48%		0.54%
Including waiver and/or reimbursement and recapture (G)	0.49	%(F)	0.49%	0.49%	0.48%	0.47%		0.44	%(B)
Net investment income (loss) to average net assets	1.42	%(F)	0.81%	2.10%	1.93%	1.69%		1.93	%(B)
Portfolio turnover rate	18	%(D)	161%	20%	25%	6%		3%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2030
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.65		$11.36	$10.91	$11.27	$10.04	$9.82

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.15	0.15	0.12	0.11	(B)
Net realized and unrealized gain (loss)	1.89		0.49	0.98	(0.29)	1.22	0.16
Total investment operations	1.93		0.62	1.13	(0.14)	1.34	0.27

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.16)	(0.16)	(0.13)	(0.11)	(0.05)
Net realized gains	(0.24)		(0.17)	(0.52)	(0.09)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.35)		(0.33)	(0.68)	(0.22)	(0.11)	(0.05)

Net asset value, end of period/year	$13.23		$11.65	$11.36	$10.91	$11.27	$10.04
Total return	16.70	%(D)	5.48%	11.38%	(1.34)%	13.43%	2.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,697		$54,145	$57,414	$57,571	$70,037	$53,935
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.25	%(F)	1.19%	1.20%	1.16%	1.15%	1.21%
Including waiver and/or reimbursement and recapture (G)	1.15	%(F)	1.15%	1.15%	1.13%	1.12%	1.09	%(B)
Net investment income (loss) to average net assets	0.68	%(F)	1.12%	1.38%	1.28%	1.16%	1.14	%(B)
Portfolio turnover rate	9	%(D)	15%	16%	26%	9%	0	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.
(H)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2030
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.64		$11.36	$10.63

Investment operations:
Net investment income (loss) (B)	0.06		0.15	0.11
Net realized and unrealized gain (loss)	1.88		0.50	0.62
Total investment operations	1.94		0.65	0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.20)	—
Net realized gains	(0.24)		(0.17)	—
Total dividends and/or distributions to shareholders	(0.38)		(0.37)	—

Net asset value, end of period/year	$13.20		$11.64	$11.36
Total return	16.84	%(C)	5.74%	6.87	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.00	%(E)	0.94%	0.94	%(E)
Including waiver and/or reimbursement and recapture (F)	0.90	%(E)	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.93	%(E)	1.36%	1.50	%(E)
Portfolio turnover rate	9	%(C)	15%	16%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2030
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.78		$11.49	$11.04	$11.40	$10.13	$9.86

Investment operations:
Net investment income (loss) (A)	0.08		0.19	0.22	0.22	0.19	0.19	(B)
Net realized and unrealized gain (loss)	1.91		0.50	0.99	(0.29)	1.23	0.14
Total investment operations	1.99		0.69	1.21	(0.07)	1.42	0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.23)	(0.24)	(0.20)	(0.15)	(0.06)
Net realized gains	(0.24)		(0.17)	(0.52)	(0.09)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.42)		(0.40)	(0.76)	(0.29)	(0.15)	(0.06)

Net asset value, end of period/year	$13.35		$11.78	$11.49	$11.04	$11.40	$10.13
Total return	17.14	%(D)	6.09%	12.13%	(0.69)%	14.20%	3.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$946		$754	$380	$383	$353	$307
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.60	%(F)	0.54%	0.55%	0.51%	0.50%	0.57%
Including waiver and/or reimbursement and recapture (G)	0.50	%(F)	0.50%	0.50%	0.48%	0.47%	0.44	%(B)
Net investment income (loss) to average net assets	1.33	%(F)	1.62%	2.02%	1.92%	1.81%	1.90	%(B)
Portfolio turnover rate	9	%(D)	15%	16%	26%	9%	0	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.
(H)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2035
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$11.88		$11.51	$11.09	$11.47	$10.01	$9.81

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.14	0.15	0.14	0.13	(B)
Net realized and unrealized gain (loss)	2.32		0.48	1.03	(0.33)	1.44	0.13
Total investment operations	2.36		0.61	1.17	(0.18)	1.58	0.26

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.15)	(0.17)	(0.13)	(0.12)	(0.06)
Net realized gains	(0.21)		(0.09)	(0.58)	(0.07)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.32)		(0.24)	(0.75)	(0.20)	(0.12)	(0.06)

Net asset value, end of period/year	$13.92		$11.88	$11.51	$11.09	$11.47	$10.01
Total return	20.04	%(D)	5.31%	11.65%	(1.62)%	15.97%	2.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,029		$55,525	$57,683	$57,851	$70,958	$50,718
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.25	%(F)	1.19%	1.20%	1.16%	1.15%	1.22%
Including waiver and/or reimbursement and recapture (G)	1.15	%(F)	1.15%	1.15%	1.13%	1.12%	1.09	%(B)
Net investment income (loss) to average net assets	0.64	%(F)	1.09%	1.32%	1.27%	1.28%	1.34	%(B)
Portfolio turnover rate	6	%(D)	13%	12%	24%	8%	0	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.
(H)	Rounds to less than 1%.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2035
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.86		$11.50	$10.77

Investment operations:
Net investment income (loss) (B)	0.06		0.15	0.11
Net realized and unrealized gain (loss)	2.31		0.49	0.62
Total investment operations	2.37		0.64	0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.19)	—
Net realized gains	(0.21)		(0.09)	—
Total dividends and/or distributions to shareholders	(0.35)		(0.28)	—

Net asset value, end of period/year	$13.88		$11.86	$11.50
Total return	20.20	%(C)	5.57%	6.78	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.00	%(E)	0.94%	0.94	%(E)
Including waiver and/or reimbursement and recapture (F)	0.90	%(E)	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.89	%(E)	1.33%	1.47	%(E)
Portfolio turnover rate	6	%(C)	13%	12%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2035
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.02		$11.63	$11.23	$11.59	$10.10	$9.85

Investment operations:
Net investment income (loss) (A)	0.09		0.19	0.22	0.22	0.20	0.20	(B)
Net realized and unrealized gain (loss)	2.33		0.52	1.01	(0.30)	1.46	0.12
Total investment operations	2.42		0.71	1.23	(0.08)	1.66	0.32

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.23)	(0.25)	(0.21)	(0.17)	(0.07)
Net realized gains	(0.21)		(0.09)	(0.58)	(0.07)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.40)		(0.32)	(0.83)	(0.28)	(0.17)	(0.07)

Net asset value, end of period/year	$14.04		$12.02	$11.63	$11.23	$11.59	$10.10
Total return	20.34	%(D)	6.10%	12.22%	(0.81)%	16.61%	3.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$970		$869	$516	$459	$525	$370
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.60	%(F)	0.54%	0.55%	0.51%	0.50%	0.57%
Including waiver and/or reimbursement and recapture (G)	0.50	%(F)	0.50%	0.50%	0.48%	0.47%	0.44	%(B)
Net investment income (loss) to average net assets	1.37	%(F)	1.67%	1.97%	1.87%	1.88%	2.01	%(B)
Portfolio turnover rate	6	%(D)	13%	12%	24%	8%	0	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.
(H)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2040
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.00		$11.66	$11.26	$11.58	$9.93	$9.79

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.14	0.14	0.14	0.14	(B)
Net realized and unrealized gain (loss)	2.55		0.48	1.02	(0.27)	1.63	0.06
Total investment operations	2.59		0.61	1.16	(0.13)	1.77	0.20

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.15)	(0.16)	(0.14)	(0.12)	(0.06)
Net realized gains	(0.27)		(0.12)	(0.60)	(0.05)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.38)		(0.27)	(0.76)	(0.19)	(0.12)	(0.06)

Net asset value, end of period/year	$14.21		$12.00	$11.66	$11.26	$11.58	$9.93
Total return	21.84	%(D)	5.27%	11.54%	(1.17)%	18.05%	2.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,962		$49,510	$51,798	$51,048	$60,367	$39,903
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.27	%(F)	1.20%	1.22%	1.17%	1.17%	1.26%
Including waiver and/or reimbursement and recapture (G)	1.15	%(F)	1.15%	1.15%	1.13%	1.12%	1.09	%(B)
Net investment income (loss) to average net assets	0.65	%(F)	1.10%	1.29%	1.20%	1.33%	1.40	%(B)
Portfolio turnover rate	5	%(D)	12%	15%	20%	6%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2040
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.98		$11.65	$10.92

Investment operations:
Net investment income (loss) (B)	0.06		0.16	0.11
Net realized and unrealized gain (loss)	2.54		0.48	0.62
Total investment operations	2.60		0.64	0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.19)	—
Net realized gains	(0.27)		(0.12)	—
Total dividends and/or distributions to shareholders	(0.41)		(0.31)	—

Net asset value, end of period/year	$14.17		$11.98	$11.65
Total return	22.02	%(C)	5.52%	6.68	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	0.95%	0.96	%(E)
Including waiver and/or reimbursement and recapture (F)	0.90	%(E)	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.90	%(E)	1.34%	1.47	%(E)
Portfolio turnover rate	5	%(C)	12%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2040
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.19		$11.84	$11.43	$11.76	$10.05	$9.86

Investment operations:
Net investment income (loss) (A)	0.10		0.20	0.22	0.22	0.21	0.20	(B)
Net realized and unrealized gain (loss)	2.57		0.50	1.03	(0.29)	1.67	0.07
Total investment operations	2.67		0.70	1.25	(0.07)	1.88	0.27

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.23)	(0.24)	(0.21)	(0.17)	(0.08)
Net realized gains	(0.27)		(0.12)	(0.60)	(0.05)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.46)		(0.35)	(0.84)	(0.26)	(0.17)	(0.08)

Net asset value, end of period/year	$14.40		$12.19	$11.84	$11.43	$11.76	$10.05
Total return	22.22	%(D)	5.93%	12.36%	(0.62)%	18.95%	2.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$723		$1,065	$780	$815	$738	$428
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.55%	0.57%	0.52%	0.52%	0.61%
Including waiver and/or reimbursement and recapture (G)	0.50	%(F)	0.50%	0.50%	0.48%	0.47%	0.44	%(B)
Net investment income (loss) to average net assets	1.52	%(F)	1.69%	1.94%	1.84%	1.88%	2.05	%(B)
Portfolio turnover rate	5	%(D)	12%	15%	20%	6%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2045
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.27		$11.94	$11.45	$11.76	$9.94	$9.78

Investment operations:
Net investment income (loss) (A)	0.05		0.13	0.14	0.13	0.14	0.12	(B)
Net realized and unrealized gain (loss)	2.95		0.49	1.09	(0.24)	1.80	0.10
Total investment operations	3.00		0.62	1.23	(0.11)	1.94	0.22

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.15)	(0.16)	(0.13)	(0.12)	(0.06)
Net realized gains	(0.32)		(0.14)	(0.58)	(0.07)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.43)		(0.29)	(0.74)	(0.20)	(0.12)	(0.06)

Net asset value, end of period/year	$14.84		$12.27	$11.94	$11.45	$11.76	$9.94
Total return	24.74	%(D)	5.15%	11.97%	(0.97)%	19.67%	2.28%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,127		$31,883	$34,278	$34,139	$38,516	$27,305
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.38	%(F)	1.28%	1.29%	1.22%	1.22%	1.32%
Including waiver and/or reimbursement and recapture (G)	1.16	%(F)	1.15%	1.15%	1.14%	1.13%	1.10	%(B)
Net investment income (loss) to average net assets	0.67	%(F)	1.09%	1.26%	1.12%	1.25%	1.24	%(B)
Portfolio turnover rate	4	%(D)	9%	15%	15%	6%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2045
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$12.24		$11.93	$11.18

Investment operations:
Net investment income (loss) (B)	0.06		0.16	0.11
Net realized and unrealized gain (loss)	2.95		0.48	0.64
Total investment operations	3.01		0.64	0.75

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.19)	—
Net realized gains	(0.32)		(0.14)	—
Total dividends and/or distributions to shareholders	(0.47)		(0.33)	—

Net asset value, end of period/year	$14.78		$12.24	$11.93
Total return	24.88	%(C)	5.34%	6.71	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.13	%(E)	1.03%	1.03	%(E)
Including waiver and/or reimbursement and recapture (F)	0.91	%(E)	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.91	%(E)	1.33%	1.48	%(E)
Portfolio turnover rate	4	%(C)	9%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2045
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.41		$12.08	$11.59	$11.90	$10.03	$9.82

Investment operations:
Net investment income (loss) (A)	0.09		0.21	0.22	0.21	0.21	0.18	(B)
Net realized and unrealized gain (loss)	3.00		0.49	1.09	(0.25)	1.82	0.11
Total investment operations	3.09		0.70	1.31	(0.04)	2.03	0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.23)	(0.24)	(0.20)	(0.16)	(0.08)
Net realized gains	(0.32)		(0.14)	(0.58)	(0.07)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.52)		(0.37)	(0.82)	(0.27)	(0.16)	(0.08)

Net asset value, end of period/year	$14.98		$12.41	$12.08	$11.59	$11.90	$10.03
Total return	25.20	%(D)	5.76%	12.70%	(0.35)%	20.53%	2.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$631		$537	$417	$505	$585	$426
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.73	%(F)	0.63%	0.64%	0.57%	0.57%	0.67%
Including waiver and/or reimbursement and recapture (G)	0.51	%(F)	0.50%	0.50%	0.49%	0.48%	0.45	%(B)
Net investment income (loss) to average net assets	1.35	%(F)	1.71%	1.90%	1.70%	1.87%	1.88	%(B)
Portfolio turnover rate	4	%(D)	9%	15%	15%	6%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2050
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.45		$12.10	$11.52	$11.79	$9.93	$9.77

Investment operations:
Net investment income (loss) (A)	0.05		0.13	0.15	0.13	0.13	0.11	(B)
Net realized and unrealized gain (loss)	3.25		0.46	1.09	(0.24)	1.84	0.11
Total investment operations	3.30		0.59	1.24	(0.11)	1.97	0.22

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.15)	(0.16)	(0.12)	(0.11)	(0.06)
Net realized gains	(0.13)		(0.09)	(0.50)	(0.04)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.24)		(0.24)	(0.66)	(0.16)	(0.11)	(0.06)

Net asset value, end of period/year	$15.51		$12.45	$12.10	$11.52	$11.79	$9.93
Total return	26.75	%(D)	4.87%	11.87%	(1.04)%	20.00%	2.31%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,251		$26,659	$26,865	$26,279	$29,329	$19,435
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.43	%(F)	1.32%	1.36%	1.26%	1.28%	1.47%
Including waiver and/or reimbursement and recapture (G)	1.16	%(F)	1.16%	1.15%	1.14%	1.13%	1.10	%(B)
Net investment income (loss) to average net assets	0.65	%(F)	1.09%	1.29%	1.09%	1.17%	1.16	%(B)
Portfolio turnover rate	3	%(D)	6%	13%	13%	3%	0	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.
(H)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2050
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$12.42		$12.08	$11.33

Investment operations:
Net investment income (loss) (B)	0.06		0.16	0.12
Net realized and unrealized gain (loss)	3.25		0.46	0.63
Total investment operations	3.31		0.62	0.75

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.19)	—
Net realized gains	(0.13)		(0.09)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.28)	—

Net asset value, end of period/year	$15.45		$12.42	$12.08
Total return	26.88	%(C)	5.14%	6.62	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.18	%(E)	1.07%	1.10	%(E)
Including waiver and/or reimbursement and recapture (F)	0.91	%(E)	0.91%	0.90	%(E)
Net investment income (loss) to average net assets	0.89	%(E)	1.34%	1.50	%(E)
Portfolio turnover rate	3	%(C)	6%	13%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2050
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$12.61		$12.24	$11.66	$11.92	$10.02	$9.81

Investment operations:
Net investment income (loss) (A)	0.10		0.21	0.23	0.21	0.20	0.18	(B)
Net realized and unrealized gain (loss)	3.28		0.48	1.10	(0.24)	1.85	0.11
Total investment operations	3.38		0.69	1.33	(0.03)	2.05	0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.23)	(0.25)	(0.19)	(0.15)	(0.08)
Net realized gains	(0.13)		(0.09)	(0.50)	(0.04)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.33)		(0.32)	(0.75)	(0.23)	(0.15)	(0.08)

Net asset value, end of period/year	$15.66		$12.61	$12.24	$11.66	$11.92	$10.02
Total return	27.05	%(D)	5.63%	12.62%	(0.34)%	20.72%	2.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$854		$674	$424	$699	$627	$476
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.78	%(F)	0.67%	0.71%	0.62%	0.63%	0.83%
Including waiver and/or reimbursement and recapture (G)	0.51	%(F)	0.51%	0.50%	0.49%	0.48%	0.45	%(B)
Net investment income (loss) to average net assets	1.31	%(F)	1.69%	1.98%	1.75%	1.82%	1.87	%(B)
Portfolio turnover rate	3	%(D)	6%	13%	13%	3%	0	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.
(H)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.52		$11.24	$10.44	$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.04		0.13	0.13	0.12	0.02
Net realized and unrealized gain (loss)	3.05		0.43	1.07	(0.21)	0.59
Total investment operations	3.09		0.56	1.20	(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.14)	(0.14)	(0.07)	—
Net realized gains	(0.17)		(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.28)	(0.40)	(0.08)	—

Net asset value, end of period/year	$14.33		$11.52	$11.24	$10.44	$10.61
Total return	27.02	%(C)	4.89%	12.22%	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$393		$309	$295	$262	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	10.48	%(E)	11.19%	14.43%	11.72%	40.02	%(E)
Including waiver and/or reimbursement and recapture (F)	1.17	%(E)	1.15%	1.15%	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	0.66	%(E)	1.14%	1.25%	1.10%	0.54	%(E)
Portfolio turnover rate	5	%(C)	12%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2055
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.49		$11.22	$10.51

Investment operations:
Net investment income (loss) (B)	0.06		0.16	0.11
Net realized and unrealized gain (loss)	3.05		0.42	0.60
Total investment operations	3.11		0.58	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.17)	—
Net realized gains	(0.17)		(0.14)	—
Total dividends and/or distributions to shareholders	(0.31)		(0.31)	—

Net asset value, end of period/year	$14.29		$11.49	$11.22
Total return	27.27	%(C)	5.12%	6.76	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	10.23	%(E)	10.94%	14.18	%(E)
Including waiver and/or reimbursement and recapture (F)	0.92	%(E)	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.91	%(E)	1.39%	1.49	%(E)
Portfolio turnover rate	5	%(C)	12%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.58		$11.29	$10.50	$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.20	0.20	0.19	0.04
Net realized and unrealized gain (loss)	3.06		0.44	1.06	(0.22)	0.60
Total investment operations	3.15		0.64	1.26	(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.21)	(0.21)	(0.10)	—
Net realized gains	(0.17)		(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.35)		(0.35)	(0.47)	(0.11)	—

Net asset value, end of period/year	$14.38		$11.58	$11.29	$10.50	$10.64
Total return	27.50	%(C)	5.60%	12.89%	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$514		$382	$323	$270	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	9.83	%(E)	10.54%	13.78%	11.07%	39.37	%(E)
Including waiver and/or reimbursement and recapture (F)	0.52	%(E)	0.50%	0.50%	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	1.31	%(E)	1.78%	1.89%	1.75%	1.19	%(E)
Portfolio turnover rate	5	%(C)	12%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.51		$11.24	$10.44	$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.13	0.13	0.12	0.02
Net realized and unrealized gain (loss)	3.05		0.42	1.07	(0.21)	0.59
Total investment operations	3.10		0.55	1.20	(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.14)	(0.14)	(0.07)	—
Net realized gains	(0.17)		(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.28)	(0.40)	(0.08)	—

Net asset value, end of period/year	$14.33		$11.51	$11.24	$10.44	$10.61
Total return	27.14	%(C)	4.87%	12.25%	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$393		$309	$295	$263	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	11.05	%(E)	11.56%	14.59%	11.74%	39.93	%(E)
Including waiver and/or reimbursement and recapture (F)	1.17	%(E)	1.15%	1.15%	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	0.68	%(E)	1.15%	1.24%	1.10%	0.54	%(E)
Portfolio turnover rate	5	%(C)	10%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® 2060
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.49		$11.22	$10.51

Investment operations:
Net investment income (loss) (B)	0.06		0.16	0.11
Net realized and unrealized gain (loss)	3.05		0.42	0.60
Total investment operations	3.11		0.58	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.17)	—
Net realized gains	(0.17)		(0.14)	—
Total dividends and/or distributions to shareholders	(0.31)		(0.31)	—

Net asset value, end of period/year	$14.29		$11.49	$11.22
Total return	27.28	%(C)	5.19%	6.76	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	10.80	%(E)	11.31%	14.33	%(E)
Including waiver and/or reimbursement and recapture (F)	0.92	%(E)	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.93	%(E)	1.40%	1.49	%(E)
Portfolio turnover rate	5	%(C)	10%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.57		$11.29	$10.50	$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.20	0.20	0.19	0.04
Net realized and unrealized gain (loss)	3.06		0.43	1.06	(0.22)	0.60
Total investment operations	3.15		0.63	1.26	(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.21)	(0.21)	(0.10)	—
Net realized gains	(0.17)		(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.35)		(0.35)	(0.47)	(0.11)	—

Net asset value, end of period/year	$14.37		$11.57	$11.29	$10.50	$10.64
Total return	27.53	%(C)	5.57%	12.92%	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$454		$347	$310	$265	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	10.40	%(E)	10.91%	13.94%	11.09%	39.28	%(E)
Including waiver and/or reimbursement and recapture (F)	0.52	%(E)	0.50%	0.50%	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	1.33	%(E)	1.80%	1.89%	1.75%	1.19	%(E)
Portfolio turnover rate	5	%(C)	10%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R1
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.86		$10.50	$10.23	$10.63	$10.11	$9.83

Investment operations:
Net investment income (loss) (A)	0.04		0.14	0.16	0.16	0.14	0.13	(B)
Net realized and unrealized gain (loss)	0.87		0.46	0.85	(0.35)	0.50	0.20
Total investment operations	0.91		0.60	1.01	(0.19)	0.64	0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.18)	(0.18)	(0.16)	(0.12)	(0.05)
Net realized gains	(0.17)		(0.06)	(0.56)	(0.05)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.27)		(0.24)	(0.74)	(0.21)	(0.12)	(0.05)

Net asset value, end of period/year	$11.50		$10.86	$10.50	$10.23	$10.63	$10.11
Total return	8.51	%(D)	5.81%	10.76%	(1.86)%	6.41%	3.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,065		$58,473	$64,925	$72,493	$98,838	$72,075
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.26	%(F)	1.18%	1.18%	1.13%	1.12%	1.18%
Including waiver and/or reimbursement and recapture (G)	1.14	%(F)	1.13%	1.12%	1.11%	1.09%	1.07	%(B)
Net investment income (loss) to average net assets	0.72	%(F)	1.31%	1.61%	1.54%	1.40%	1.30	%(B)
Portfolio turnover rate	5	%(D)	11%	19%	24%	7%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

For a share outstanding during the periods and year indicated:	Transamerica ClearTrack® Retirement Income
	Class R3
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$10.87		$10.52	$9.83

Investment operations:
Net investment income (loss) (B)	0.05		0.16	0.10
Net realized and unrealized gain (loss)	0.87		0.47	0.59
Total investment operations	0.92		0.63	0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.22)	—
Net realized gains	(0.17)		(0.06)	—
Total dividends and/or distributions to shareholders	(0.30)		(0.28)	—

Net asset value, end of period/year	$11.49		$10.87	$10.52
Total return	8.60	%(C)	6.09%	7.02	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	0.93%	0.93	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)	0.88%	0.87	%(E)
Net investment income (loss) to average net assets	0.96	%(E)	1.53%	1.50	%(E)
Portfolio turnover rate	5	%(C)	11%	19%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R6
	April 30, 2021 (unaudited)		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016
Net asset value, beginning of period/year	$10.98		$10.62	$10.35	$10.75	$10.20	$9.87

Investment operations:
Net investment income (loss) (A)	0.08		0.20	0.23	0.23	0.21	0.21	(B)
Net realized and unrealized gain (loss)	0.88		0.47	0.86	(0.35)	0.50	0.18
Total investment operations	0.96		0.67	1.09	(0.12)	0.71	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.25)	(0.26)	(0.23)	(0.16)	(0.06)
Net realized gains	(0.17)		(0.06)	(0.56)	(0.05)	—	(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.35)		(0.31)	(0.82)	(0.28)	(0.16)	(0.06)

Net asset value, end of period/year	$11.59		$10.98	$10.62	$10.35	$10.75	$10.20
Total return	8.83	%(D)	6.47%	11.53%	(1.19)%	7.12%	4.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$541		$698	$510	$425	$409	$257
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.61	%(F)	0.53%	0.53%	0.48%	0.47%	0.53%
Including waiver and/or reimbursement and recapture (G)	0.49	%(F)	0.48%	0.47%	0.46%	0.44%	0.42	%(B)
Net investment income (loss) to average net assets	1.46	%(F)	1.89%	2.22%	2.15%	1.98%	2.08	%(B)
Portfolio turnover rate	5	%(D)	11%	19%	24%	7%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive and/or reimburse expenses incurred through investments in the Underlying ETFs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS

At April 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica ClearTrack® 2015 (“ClearTrack® 2015”)	R1,R3,R6
Transamerica ClearTrack® 2020 (“ClearTrack® 2020”)	R1,R3,R6
Transamerica ClearTrack® 2025 (“ClearTrack® 2025”)	R1,R3,R6
Transamerica ClearTrack® 2030 (“ClearTrack® 2030”)	R1,R3,R6
Transamerica ClearTrack® 2035 (“ClearTrack® 2035”)	R1,R3,R6
Transamerica ClearTrack® 2040 (“ClearTrack® 2040”)	R1,R3,R6
Transamerica ClearTrack® 2045 (“ClearTrack® 2045”)	R1,R3,R6
Transamerica ClearTrack® 2050 (“ClearTrack® 2050”)	R1,R3,R6
Transamerica ClearTrack® 2055 (“ClearTrack® 2055”)	R1,R3,R6
Transamerica ClearTrack® 2060 (“ClearTrack® 2060”)	R1,R3,R6
Transamerica ClearTrack® Retirement Income (“ClearTrack® Retirement Income”)	R1,R3,R6

As of April 30, 2021, the only investors of the Funds are affiliated and eligible retirement plans as defined in the Funds’ current prospectus.

Each Fund, a “fund of funds”, normally invests during its glide path period the majority of its assets in underlying exchange-traded funds that each are managed to track an index by an unaffiliated investment advisers (hereafter referred to as “Underlying ETFs”). The shareholder reports of the Underlying ETFs, including the Schedule of Investments, should be read in conjunction with this report. The Underlying ETFs’ shareholder reports are not covered by this report. ClearTrack® 2020 and ClearTrack® 2025 are each in their Dynamic Rebalancing Period, which is within plus or minus five years of targeted retirement, and are not managed strictly according to the glide path period strategy. Instead, the Fund’s sub-adviser employs the Dynamic Risk Management strategy that attempts to limit downside volatility within the applicable Fund during the Dynamic Rebalancing Period. In response to certain levels of negative Fund performance during the Dynamic Rebalancing Period, the sub-adviser may deviate from the standard target allocation in accordance with the glide path by increasing the Fund’s exposure to short-term defensive instruments (“de-risking”), based on a formula that takes into account the Fund’s current Net Asset Value (“NAV”), macroeconomic conditions and the Fund’s underlying volatility.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

1. ORGANIZATION (continued)

agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the NAV; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2021, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2021, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2021.

Repurchase agreements at April 30, 2021, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”).

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2021, if any, are shown on a gross basis within the Schedule of Investments

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$5,595,466	$—	$—	$—	$5,595,466
Total Borrowings	$5,595,466	$—	$—	$—	$5,595,466

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$2,351,167	$—	$—	$—	$2,351,167
Total Borrowings	$2,351,167	$—	$—	$—	$2,351,167

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$5,103,828	$—	$—	$—	$5,103,828
Total Borrowings	$5,103,828	$—	$—	$—	$5,103,828

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$4,139,435	$—	$—	$—	$4,139,435
Total Borrowings	$4,139,435	$—	$—	$—	$4,139,435

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$3,489,325	$—	$—	$—	$3,489,325
Total Borrowings	$3,489,325	$—	$—	$—	$3,489,325

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$3,883,566	$—	$—	$—	$3,883,566
Total Borrowings	$3,883,566	$—	$—	$—	$3,883,566

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$2,296,368	$—	$—	$—	$2,296,368
Total Borrowings	$2,296,368	$—	$—	$—	$2,296,368

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$1,943,214	$—	$—	$—	$1,943,214
Total Borrowings	$1,943,214	$—	$—	$—	$1,943,214

ClearTrack® 2055
Securities Lending Transactions
Exchange-Traded Funds	$90,813	$—	$—	$—	$90,813
Total Borrowings	$90,813	$—	$—	$—	$90,813

ClearTrack® 2060
Securities Lending Transactions
Exchange-Traded Funds	$51,567	$—	$—	$—	$51,567
Total Borrowings	$51,567	$—	$—	$—	$51,567

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$9,894,104	$—	$—	$—	$9,894,104
Total Borrowings	$9,894,104	$—	$—	$—	$9,894,104

5. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market values of a Fund’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

5. RISK FACTORS (continued)

healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Underlying exchange-traded funds risk: To the extent a Fund invests its assets in Underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the Underlying ETFs in which it invests. Investing in Underlying ETFs subjects a Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the Underlying ETFs in which a Fund may invest has its own investment risks, and those risks can affect the value of the Underlying ETFs’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any Underlying ETF will be achieved. In addition, a Fund will bear a pro rata portion of the operating expenses of the Underlying ETFs in which it invests.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose a Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for a Fund.

Dynamic risk management risk: In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares a Fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. A Fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce a Fund’s performance. If a Fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, a Fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may not work as intended.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Underlying ETFs have varied expense and fee levels and the Funds may own different proportions of Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying ETFs in which the Funds invest. The Funds have material ownership interests in the Underlying ETFs.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2.5 billion	0.38%
Over $2.5 billion up to $4 billion	0.37
Over $4 billion	0.36

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through each Fund’s investment in the Underlying ETFs, but excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2022
Class R3	0.95	March 1, 2022
Class R6	0.55	March 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended October 31, 2018, October 31, 2019, October 31, 2020 and the period ended April 30, 2021, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available
Fund	2018	2019	2020	2021	Total
ClearTrack® 2015
Class R1	$15,562	$75,946	$62,130	$44,167	$197,805
Class R3 (A)	—	2	21	15	38
Class R6	174	740	966	748	2,628
ClearTrack® 2020
Class R1	14,072	70,079	74,337	45,401	203,889
Class R3 (A)	—	—	15	13	28
Class R6	138	770	852	630	2,390

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2018	2019	2020	2021	Total
ClearTrack® 2025
Class R1	$—	$45,211	$56,389	$40,520	$142,120
Class R3 (A)	—	—	3	9	12
Class R6	—	323	1,558	1,027	2,908
ClearTrack® 2030
Class R1	11,298	54,646	45,834	31,210	142,988
Class R3 (A)	—	—	7	6	13
Class R6	—	283	569	459	1,311
ClearTrack® 2035
Class R1	11,517	54,311	42,699	31,622	140,149
Class R3 (A)	—	—	6	7	13
Class R6	—	415	616	471	1,502
ClearTrack® 2040
Class R1	10,328	56,202	46,094	34,386	147,010
Class R3 (A)	—	—	10	8	18
Class R6	154	856	955	552	2,517
ClearTrack® 2045
Class R1	11,068	67,908	56,362	40,254	175,592
Class R3 (A)	—	2	20	15	37
Class R6	146	888	861	659	2,554
ClearTrack® 2050
Class R1	12,681	73,719	57,945	41,984	186,329
Class R3 (A)	—	7	24	18	49
Class R6	362	1,579	1,266	1,086	4,293
ClearTrack® 2055
Class R1	14,565	45,167	34,641	16,877	111,250
Class R3 (A)	—	741	1,256	613	2,610
Class R6	14,804	48,125	40,499	21,395	124,823
ClearTrack® 2060
Class R1	14,613	45,761	35,976	17,926	114,276
Class R3 (A)	—	743	1,304	651	2,698
Class R6	14,752	47,523	39,064	20,300	121,639
ClearTrack® Retirement Income
Class R1	13,364	61,086	49,356	37,730	161,536
Class R3 (A)	—	—	9	8	17
Class R6	23	446	554	358	1,381

(A)	Class commenced operations on March 1, 2019.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2021, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack® 2015	$1,341	$225
ClearTrack® 2020	1,477	238
ClearTrack® 2025	2,220	369
ClearTrack® 2030	2,271	392
ClearTrack® 2035	2,347	402
ClearTrack® 2040	2,089	356
ClearTrack® 2045	1,374	237
ClearTrack® 2050	1,178	204
ClearTrack® 2055	31	6
ClearTrack® 2060	30	6
ClearTrack® Retirement Income	2,290	373

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the Investment Manager or sub-adviser(s) for the period ended April 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
ClearTrack® 2015	$1,998,767	$3,891,250
ClearTrack® 2020	4,035,382	8,195,914
ClearTrack® 2025	10,598,027	16,540,791
ClearTrack® 2030	5,419,517	5,947,361
ClearTrack® 2035	3,408,981	5,302,422
ClearTrack® 2040	2,720,257	6,023,019
ClearTrack® 2045	1,347,116	2,888,896
ClearTrack® 2050	1,006,359	2,152,543
ClearTrack® 2055	57,607	44,234
ClearTrack® 2060	41,239	47,420
ClearTrack® Retirement Income	2,728,599	6,477,113

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for

Transamerica Funds	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
ClearTrack® 2015	$33,749,133	$8,269,283	$—	$8,269,283
ClearTrack® 2020	37,278,631	3,906,316	(403,668)	3,502,648
ClearTrack® 2025	59,207,159	6,596,128	(569,153)	6,026,975
ClearTrack® 2030	50,253,297	17,633,086	—	17,633,086
ClearTrack® 2035	48,298,153	21,284,583	(1,040)	21,283,543
ClearTrack® 2040	41,687,862	19,922,449	(669)	19,921,780
ClearTrack® 2045	26,520,170	14,575,371	—	14,575,371
ClearTrack® 2050	22,193,751	12,911,906	—	12,911,906
ClearTrack® 2055	753,222	255,369	—	255,369
ClearTrack® 2060	663,474	242,262	—	242,262
ClearTrack® Retirement Income	60,686,323	9,602,665	—	9,602,665

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10-11, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2021

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2021

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2021

Customer Service: 1-888-233-4339

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

278656 04/21

© 2021 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not Applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half- year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 2, 2021

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer)
Date:	July 2, 2021

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer